Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 100.0%
China — 98.5%
Aerospace & Defense — 0.3%
Kuang-Chi Technologies Co. Ltd., Class A	156,800	$1,020,914
Air Freight & Logistics — 1.6%
JD Logistics, Inc.*(a)	913,400	1,505,097
SF Holding Co. Ltd., Class A	422,961	2,321,777
YTO Express Group Co. Ltd., Class A	159,800	308,869
ZTO Express Cayman, Inc.	107,382	2,091,530
Total Air Freight & Logistics		6,227,273
Automobile Components — 0.1%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	35,300	254,254
Fuyao Glass Industry Group Co. Ltd., Class A	34,667	294,657
Minth Group Ltd.*	1,200	2,336
Total Automobile Components		551,247
Automobiles — 3.9%
BYD Co. Ltd., Class A	102,700	3,954,121
BYD Co. Ltd., Class H	160,500	5,508,442
Geely Automobile Holdings Ltd.	573,900	1,094,909
Great Wall Motor Co. Ltd., Class H	156,400	275,031
Great Wall Motor Co. Ltd., Class A	100	359
Li Auto, Inc., Class A*	177,000	2,140,739
NIO, Inc., Class A*	291,150	1,304,336
XPeng, Inc., Class A*	191,000	1,147,040
Yadea Group Holdings Ltd.(a)(b)	4,200	6,996
Total Automobiles		15,431,973
Banks — 1.5%
China Minsheng Banking Corp. Ltd., Class H	3,468,400	1,535,965
China Minsheng Banking Corp. Ltd., Class A	4,179,336	2,351,108
Ping An Bank Co. Ltd., Class A	1,405,600	2,240,076
Total Banks		6,127,149
Beverages — 0.9%
Budweiser Brewing Co. APAC Ltd.(a)	1,150,600	1,109,430
Nongfu Spring Co. Ltd., Class H(a)(b)	580,500	2,537,088
Total Beverages		3,646,518
Biotechnology — 3.3%
3SBio, Inc.(a)	1,285,000	1,005,774
Akeso, Inc.*(a)	240,600	1,880,087
Ascentage Pharma Group International*(a)	246,000	1,439,337
BeiGene Ltd.*	201,500	2,832,639
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,600	322,476
Chongqing Zhifei Biological Products Co. Ltd., Class A	151,750	543,625
Imeik Technology Development Co. Ltd., Class A	22,612	562,104
Innovent Biologics, Inc.*(a)	426,700	2,010,469
Shanghai RAAS Blood Products Co. Ltd., Class A	630,100	619,672
Walvax Biotechnology Co. Ltd., Class A	168,200	276,763
Zai Lab Ltd.*(b)	617,300	1,660,872
Total Biotechnology		13,153,818
Broadline Retail — 12.7%
Alibaba Group Holding Ltd.	2,812,000	29,828,822
JD.com, Inc., Class A	448,302	7,848,798
MINISO Group Holding Ltd.	600	3,634
PDD Holdings, Inc., ADR*	123,252	11,954,212
Vipshop Holdings Ltd., ADR	38,071	512,816
Total Broadline Retail		50,148,282
Building Products — 0.4%
Beijing New Building Materials PLC, Class A	107,800	445,061
Xinyi Glass Holdings Ltd.	1,094,000	1,111,189
Total Building Products		1,556,250
Capital Markets — 1.8%
East Money Information Co. Ltd., Class A	1,993,643	7,011,627
Chemicals — 1.8%
Dongyue Group Ltd.	1,278,900	1,336,861
Ganfeng Lithium Group Co. Ltd., Class A	131,600	627,572
Ganfeng Lithium Group Co. Ltd., Class H(a)	371,940	962,415
Hengli Petrochemical Co. Ltd., Class A	206,700	432,179
LB Group Co. Ltd., Class A	180,500	434,439
Ningxia Baofeng Energy Group Co. Ltd., Class A	288,100	660,847
Rongsheng Petrochemical Co. Ltd., Class A	348,400	429,479
Satellite Chemical Co. Ltd., Class A	220,300	563,841
Tianqi Lithium Corp., Class A	129,188	580,699
Zhejiang Longsheng Group Co. Ltd., Class A	243,000	340,594
Zhejiang NHU Co. Ltd., Class A	186,260	557,397
Total Chemicals		6,926,323
Commercial Services & Supplies — 0.3%
Tuhu Car, Inc.*(a)	437,000	1,012,622
Communications Equipment — 1.5%
BYD Electronic International Co. Ltd.	368,000	1,992,083
Hengtong Optic-electric Co. Ltd., Class A	217,669	510,558
Suzhou TFC Optical Communication Co. Ltd., Class A	35,400	440,529
Zhongji Innolight Co. Ltd., Class A	167,600	2,819,625
Total Communications Equipment		5,762,795
Construction & Engineering — 0.3%
China Conch Venture Holdings Ltd.	1,177,663	1,012,724
Construction Materials — 0.1%
China Jushi Co. Ltd., Class A	226,100	350,784
Consumer Staples Distribution & Retail — 0.6%
East Buy Holding Ltd.*(a)(b)	419,500	970,991
JD Health International, Inc.*(a)	429,100	1,552,238
Total Consumer Staples Distribution & Retail		2,523,229
Electrical Equipment — 6.0%
Contemporary Amperex Technology Co. Ltd., Class A	435,006	15,761,302
Eve Energy Co. Ltd., Class A	158,800	1,011,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2024

Investments	Shares	Value
GEM Co. Ltd., Class A	550,100	$489,294
Jiangsu Zhongtian Technology Co. Ltd., Class A	353,700	689,911
Ningbo Sanxing Medical Electric Co. Ltd., Class A	74,600	312,565
Sieyuan Electric Co. Ltd., Class A	72,000	712,988
Sungrow Power Supply Co. Ltd., Class A	257,360	2,588,148
Sunwoda Electronic Co. Ltd., Class A	160,200	486,830
TBEA Co. Ltd., Class A	614,100	1,065,672
Zhejiang Huayou Cobalt Co. Ltd., Class A	164,550	655,824
Total Electrical Equipment		23,773,542
Electronic Equipment, Instruments & Components — 4.9%
AAC Technologies Holdings, Inc.	362,200	1,748,531
Chaozhou Three-Circle Group Co. Ltd., Class A	161,800	848,725
Eoptolink Technology, Inc. Ltd., Class A	102,100	1,607,399
Foxconn Industrial Internet Co. Ltd., Class A	777,500	2,276,953
GoerTek, Inc., Class A	332,400	1,168,595
Kingboard Holdings Ltd.	462,800	1,112,920
Lens Technology Co. Ltd., Class A	262,400	782,750
Luxshare Precision Industry Co. Ltd., Class A	778,776	4,323,763
Maxscend Microelectronics Co. Ltd., Class A	40,500	494,838
Sunny Optical Technology Group Co. Ltd.	262,500	2,326,627
SUPCON Technology Co. Ltd., Class A	69,073	467,324
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	134,600	535,357
Wingtech Technology Co. Ltd., Class A	93,700	494,951
WUS Printed Circuit Kunshan Co. Ltd., Class A	181,300	979,166
Total Electronic Equipment, Instruments & Components		19,167,899
Entertainment — 3.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	131,900	280,994
China Ruyi Holdings Ltd.*	5,188,000	1,636,287
iQIYI, Inc., ADR*	454,234	913,010
NetEase Cloud Music, Inc.*(a)	74,500	1,095,257
NetEase, Inc.	373,715	6,658,405
Tencent Music Entertainment Group, Class A(b)	358,400	2,041,620
Total Entertainment		12,625,573
Food Products — 4.3%
China Feihe Ltd.(a)	1,934,100	1,356,966
Foshan Haitian Flavouring & Food Co. Ltd., Class A	245,647	1,535,817
Guangdong Haid Group Co. Ltd., Class A	94,503	631,393
Henan Shuanghui Investment & Development Co. Ltd., Class A	119,200	421,499
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	959,400	3,943,975
Muyuan Foods Co. Ltd., Class A	408,974	2,141,383
Tingyi Cayman Islands Holding Corp.	1,033,000	1,345,781
Uni-President China Holdings Ltd.	1,244,000	1,250,734
Want Want China Holdings Ltd.	2,385,100	1,400,119
Wens Foodstuff Group Co. Ltd., Class A	866,600	1,948,861
Yihai International Holding Ltd.	587,000	1,139,549
Total Food Products		17,116,077
Gas Utilities — 0.5%
ENN Energy Holdings Ltd.	276,300	1,986,541
Health Care Equipment & Supplies — 1.6%
APT Medical, Inc., Class A	9,376	475,511
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,748,000	1,035,125
Shanghai United Imaging Healthcare Co. Ltd., Class A	55,642	957,999
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	99,774	3,465,555
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	41,800	403,396
Total Health Care Equipment & Supplies		6,337,586
Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A	708,580	1,278,851
Huadong Medicine Co. Ltd., Class A	74,440	350,831
Hygeia Healthcare Holdings Co. Ltd., Class C*(a)(b)	390,500	716,859
Total Health Care Providers & Services		2,346,541
Hotels, Restaurants & Leisure — 6.5%
H World Group Ltd.	190,370	637,185
Haidilao International Holding Ltd.(a)	71,000	145,328
Meituan, Class B*(a)	823,400	16,080,147
Tongcheng Travel Holdings Ltd.	31,600	74,038
Trip.com Group Ltd.*	86,027	5,980,288
Yum China Holdings, Inc.	55,600	2,678,380
Total Hotels, Restaurants & Leisure		25,595,366
Household Durables — 3.2%
Gree Electric Appliances, Inc. of Zhuhai, Class A	507,000	3,138,752
Haier Smart Home Co. Ltd., Class A	320,600	1,243,272
Haier Smart Home Co. Ltd., Class H	281,100	995,147
Hisense Home Appliances Group Co. Ltd., Class H	1,000	3,160
Midea Group Co. Ltd., Class A	718,400	7,360,628
Total Household Durables		12,740,959
Industrial Conglomerates — 0.2%
Fosun International Ltd.	1,705,700	996,901
Insurance — 5.0%
Ping An Insurance Group Co. of China Ltd., Class H	1,168,400	6,926,515
Ping An Insurance Group Co. of China Ltd., Class A	1,645,194	11,798,606
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	547,900	830,883
Total Insurance		19,556,004
Interactive Media & Services — 13.6%
Baidu, Inc., Class A*	489,750	5,214,030
Bilibili, Inc., Class Z*	88,725	1,621,914
Kanzhun Ltd., ADR*	117,857	1,626,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2024

Investments	Shares	Value
Kuaishou Technology*(a)	596,400	$3,174,729
Meitu, Inc.(a)	2,953,000	1,129,051
Tencent Holdings Ltd.	761,500	40,878,932
Total Interactive Media & Services		53,645,083
IT Services — 0.6%
GDS Holdings Ltd., Class A*	556,000	1,631,936
Isoftstone Information Technology Group Co. Ltd., Class A	75,600	604,574
Total IT Services		2,236,510
Life Sciences Tools & Services — 2.1%
Genscript Biotech Corp.*(b)	782,400	991,100
Hangzhou Tigermed Consulting Co. Ltd., Class A	69,767	519,059
Pharmaron Beijing Co. Ltd., Class A	122,125	427,517
WuXi AppTec Co. Ltd., Class A	387,047	2,901,732
WuXi AppTec Co. Ltd., Class H(a)	176,995	1,287,369
Wuxi Biologics Cayman, Inc.*(a)	882,400	1,994,728
Total Life Sciences Tools & Services		8,121,505
Machinery — 1.9%
Haitian International Holdings Ltd.	450,400	1,223,417
Jiangsu Hengli Hydraulic Co. Ltd., Class A	44,600	320,580
Sany Heavy Industry Co. Ltd., Class A	1,012,648	2,273,165
Shenzhen Inovance Technology Co. Ltd., Class A	274,402	2,189,535
Yutong Bus Co. Ltd., Class A	172,100	618,402
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	278,900	893,133
Total Machinery		7,518,232
Marine Transportation — 0.5%
SITC International Holdings Co. Ltd.	679,000	1,809,396
Media — 0.6%
China Literature Ltd.*(a)	305,200	990,099
Focus Media Information Technology Co. Ltd., Class A	1,533,824	1,468,744
Total Media		2,458,843
Metals & Mining — 0.6%
Chifeng Jilong Gold Mining Co. Ltd., Class A	162,800	346,157
China Hongqiao Group Ltd.	1,052,600	1,593,545
Shanjin International Gold Co. Ltd., Class A	182,100	381,240
Total Metals & Mining		2,320,942
Oil, Gas & Consumable Fuels — 0.1%
Guanghui Energy Co. Ltd., Class A	483,700	443,411
Passenger Airlines — 0.3%
Hainan Airlines Holding Co. Ltd., Class A*	2,797,400	647,767
Spring Airlines Co. Ltd., Class A	52,700	413,976
Total Passenger Airlines		1,061,743
Personal Care Products — 0.7%
Giant Biogene Holding Co. Ltd.(a)	227,400	1,460,779
Hengan International Group Co. Ltd.	418,400	1,209,210
Total Personal Care Products		2,669,989
Pharmaceuticals — 2.2%
China Medical System Holdings Ltd.	1,070,000	1,039,978
Hansoh Pharmaceutical Group Co. Ltd.(a)	618,100	1,374,979
HUTCHMED China Ltd.*	350,000	1,016,034
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	680,368	4,253,748
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	63,620
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	143,804	486,758
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	138,500	564,640
Total Pharmaceuticals		8,799,757
Real Estate Management & Development — 2.0%
Country Garden Services Holdings Co. Ltd.	1,390,300	987,964
ESR Group Ltd.(a)	1,111,600	1,708,624
KE Holdings, Inc., Class A	498,000	3,038,794
Longfor Group Holdings Ltd.(a)	817,200	1,052,015
Sunac China Holdings Ltd.*(b)	3,442,000	1,027,998
Total Real Estate Management & Development		7,815,395
Semiconductors & Semiconductor Equipment — 3.6%
GCL Technology Holdings Ltd.*(b)	8,515,000	1,183,864
GigaDevice Semiconductor, Inc., Class A*	88,926	1,293,645
Hangzhou Silan Microelectronics Co. Ltd., Class A*	105,900	375,334
JCET Group Co. Ltd., Class A*	173,807	967,344
Jinko Solar Co. Ltd., Class A	352,301	341,192
JinkoSolar Holding Co. Ltd., ADR	40,493	1,008,276
LONGi Green Energy Technology Co. Ltd., Class A	914,468	1,956,861
Montage Technology Co. Ltd., Class A	167,589	1,549,996
Sanan Optoelectronics Co. Ltd., Class A	409,000	677,999
SG Micro Corp., Class A	40,045	446,078
Tongwei Co. Ltd., Class A	354,358	1,067,201
Trina Solar Co. Ltd., Class A	137,948	362,650
Will Semiconductor Co. Ltd. Shanghai, Class A	120,166	1,708,987
Xinyi Solar Holdings Ltd.(b)	2,850,765	1,152,351
Total Semiconductors & Semiconductor Equipment		14,091,778
Software — 1.0%
360 Security Technology, Inc., Class A	300,200	423,220
Beijing Kingsoft Office Software, Inc., Class A	35,361	1,379,423
Hundsun Technologies, Inc., Class A	176,310	672,195
Kingdee International Software Group Co. Ltd.*	1,181,700	1,297,627
Total Software		3,772,465
Specialty Retail — 0.1%
Chow Tai Fook Jewellery Group Ltd.	600	520
Pop Mart International Group Ltd.(a)	44,100	508,959
Topsports International Holdings Ltd.(a)	4,200	1,611
Zhongsheng Group Holdings Ltd.	2,100	3,774
Total Specialty Retail		514,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2024

Investments	Shares	Value
Technology Hardware, Storage & Peripherals — 0.3%
Ninestar Corp., Class A*	89,900	$344,954
Shenzhen Transsion Holdings Co. Ltd., Class A	79,612	1,030,190
Total Technology Hardware, Storage & Peripherals		1,375,144
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.(b)	166,500	1,668,654
Bosideng International Holdings Ltd.	2,000	999
Li Ning Co. Ltd.	223,000	472,529
Shenzhou International Group Holdings Ltd.	114,000	909,893
Total Textiles, Apparel & Luxury Goods		3,052,075
Tobacco — 0.4%
Smoore International Holdings Ltd.(a)	849,000	1,453,627
Total China		387,867,276
Hong Kong — 1.2%
Air Freight & Logistics — 0.5%
J&T Global Express Ltd.*	2,310,000	1,822,914
Construction & Engineering — 0.3%
Central New Energy Holding Group Ltd., Class G*	1,228,000	1,259,941
Pharmaceuticals — 0.4%
Sino Biopharmaceutical Ltd.	3,806,150	1,567,940
Total Hong Kong		4,650,795
United States — 0.3%
Biotechnology — 0.3%
Legend Biotech Corp., ADR*	38,220	1,243,679
TOTAL COMMON STOCKS (COST: $419,179,424)		393,761,750
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^
(Cost: $0)	92,750	0
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $74,590)	74,590	74,590
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $852,260)	852,260	852,260
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $420,106,274)		394,688,600
Other Liabilities less Assets — (0.2)%		(743,201)
NET ASSETS — 100.0%		$393,945,399

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,911,694 and the total market value of the collateral held by the Fund was $8,492,353. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,640,093.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$13,777,825	$619,672	$–		$14,397,497
Other	379,364,253	–	–		379,364,253
Rights	–	–	0	*	0
Mutual Fund	–	74,590	–		74,590
Investment of Cash Collateral for Securities Loaned	–	852,260	–		852,260
Total Investments in Securities	$393,142,078	$1,546,522	$0		$394,688,600

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 100.5%
Argentina — 0.1%
Grupo Financiero Galicia SA, ADR	29,298	$1,825,851
Brazil — 4.0%
Allos SA	246,416	722,354
Ambev SA	1,623,103	3,084,443
B3 SA - Brasil Bolsa Balcao	2,217,259	3,703,896
Banco Bradesco SA	465,849	802,323
Banco Santander Brasil SA	190,075	732,874
Brava Energia	131,931	502,281
BRF SA	234,776	963,753
CCR SA	392,909	646,808
Cia Siderurgica Nacional SA	251,190	360,246
Cosan SA	502,599	663,857
Embraer SA*	288,244	2,621,694
Energisa SA	101,570	599,767
Eneva SA*	628,911	1,071,964
Engie Brasil Energia SA	81,781	469,941
Equatorial Energia SA	346,841	1,538,309
GPS Participacoes & Empreendimentos SA(a)	242,479	548,711
Hapvida Participacoes & Investimentos SA*(a)	1,658,448	598,645
Hypera SA	172,431	504,913
Itau Unibanco Holding SA	236,589	1,030,171
Itausa SA	459,586	668,789
Klabin SA	395,226	1,484,213
Localiza Rent a Car SA	355,144	1,851,071
Lojas Renner SA	369,382	724,671
MercadoLibre, Inc.*	11,210	19,061,932
Multiplan Empreendimentos Imobiliarios SA	110,130	375,785
Natura & Co. Holding SA	277,568	573,301
PRIO SA*	353,186	2,295,365
Raia Drogasil SA	466,027	1,659,573
Rede D'Or Sao Luiz SA(a)	410,576	1,689,397
Rumo SA	516,747	1,492,229
Santos Brasil Participacoes SA	280,380	595,901
Sendas Distribuidora SA*	520,226	474,093
Suzano SA	275,701	2,757,077
Telefonica Brasil SA	141,715	1,072,867
TIM SA	354,458	830,799
TOTVS SA	206,660	894,835
Transmissora Alianca de Energia Eletrica SA	51,953	276,338
Ultrapar Participacoes SA	354,404	910,986
Vibra Energia SA	496,973	1,435,127
WEG SA	573,688	4,900,332
Total Brazil		67,191,631
Chile — 0.4%
Banco de Chile	14,951,411	1,699,562
Banco Santander Chile	23,060,902	1,096,786
Cencosud SA	625,198	1,383,007
Empresas CMPC SA	378,661	594,306
Empresas Copec SA	118,906	726,809
Latam Airlines Group SA*	49,069,325	677,431
Total Chile		6,177,901
China — 21.1%
360 Security Technology, Inc., Class A	583,800	823,038
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	230,600	491,260
AAC Technologies Holdings, Inc.	135,000	651,716
Aier Eye Hospital Group Co. Ltd., Class A	574,685	1,037,196
Airtac International Group	37,000	952,523
Akeso, Inc.*(a)	144,000	1,125,239
Alibaba Group Holding Ltd.	3,004,732	31,873,263
ANTA Sports Products Ltd.	204,900	2,053,497
APT Medical, Inc., Class A	10,794	547,426
Baidu, Inc., Class A*	425,700	4,532,134
BeiGene Ltd.*	152,200	2,139,592
Beijing Kingsoft Office Software, Inc., Class A	30,349	1,183,907
Beijing New Building Materials PLC, Class A	134,100	553,643
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	39,500	379,101
Bilibili, Inc., Class Z*	53,274	973,862
Bosideng International Holdings Ltd.	3,022,000	1,509,454
BYD Co. Ltd., Class A	103,010	3,966,057
BYD Co. Ltd., Class H	169,000	5,800,166
BYD Electronic International Co. Ltd.	133,000	719,965
Chaozhou Three-Circle Group Co. Ltd., Class A	191,900	1,006,616
Chifeng Jilong Gold Mining Co. Ltd., Class A	197,400	419,725
China Conch Venture Holdings Ltd.	400	344
China Feihe Ltd.(a)	809,000	567,595
China Hongqiao Group Ltd.	405,000	613,135
China Jushi Co. Ltd., Class A	366,600	568,763
China Medical System Holdings Ltd.	275,000	267,284
China Minsheng Banking Corp. Ltd., Class A	3,876,879	2,180,959
China Ruyi Holdings Ltd.*	3,660,000	1,154,359
Chongqing Zhifei Biological Products Co. Ltd., Class A	115,150	412,510
Chow Tai Fook Jewellery Group Ltd.	712,400	617,209
Contemporary Amperex Technology Co. Ltd., Class A	308,950	11,193,993
Country Garden Services Holdings Co. Ltd.	1,112,000	790,201
East Money Information Co. Ltd., Class A	1,480,553	5,207,094
ENN Energy Holdings Ltd.	125,100	899,444
Eoptolink Technology, Inc. Ltd., Class A	81,800	1,287,808
ESR Group Ltd.(a)	323,200	496,786
Eve Energy Co. Ltd., Class A	143,400	912,963
Focus Media Information Technology Co. Ltd., Class A	1,420,500	1,360,228
Foshan Haitian Flavouring & Food Co. Ltd., Class A	200,866	1,255,840
Foxconn Industrial Internet Co. Ltd., Class A	571,200	1,672,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
Fuyao Glass Industry Group Co. Ltd., Class A	140,782	$1,196,594
Fuyao Glass Industry Group Co. Ltd., Class H(a)	167,600	1,207,168
Ganfeng Lithium Group Co. Ltd., Class A	153,320	731,149
GCL Technology Holdings Ltd.*	2,808,000	390,404
GDS Holdings Ltd., Class A*	176,300	517,465
Geely Automobile Holdings Ltd.	831,000	1,585,414
GEM Co. Ltd., Class A	674,300	599,766
Genscript Biotech Corp.*	358,000	453,494
Giant Biogene Holding Co. Ltd.(a)	92,400	593,562
GigaDevice Semiconductor, Inc., Class A*	82,000	1,192,890
GoerTek, Inc., Class A	315,300	1,108,478
Great Wall Motor Co. Ltd., Class H	611,700	1,075,679
Gree Electric Appliances, Inc. of Zhuhai, Class A	542,300	3,357,289
Guangdong Haid Group Co. Ltd., Class A	84,900	567,234
Guanghui Energy Co. Ltd., Class A	561,000	514,272
H World Group Ltd.	326,970	1,094,397
Haidilao International Holding Ltd.(a)	287,300	588,066
Haier Smart Home Co. Ltd., Class H	404,400	1,431,652
Haier Smart Home Co. Ltd., Class A	523,500	2,030,109
Hainan Airlines Holding Co. Ltd., Class A*	3,778,500	874,951
Hangzhou Silan Microelectronics Co. Ltd., Class A*	139,700	495,130
Hangzhou Tigermed Consulting Co. Ltd., Class A	59,300	441,186
Hansoh Pharmaceutical Group Co. Ltd.(a)	278,000	618,418
Henan Shuanghui Investment & Development Co. Ltd., Class A	163,300	577,439
Hengli Petrochemical Co. Ltd., Class A	238,440	498,543
Hengtong Optic-electric Co. Ltd., Class A	244,400	573,257
Huadong Medicine Co. Ltd., Class A	70,100	330,377
Hundsun Technologies, Inc., Class A	184,071	701,784
HUTCHMED China Ltd.*	312,000	905,722
Imeik Technology Development Co. Ltd., Class A	26,100	648,812
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	727,100	2,989,018
Innovent Biologics, Inc.*(a)	260,000	1,225,034
Isoftstone Information Technology Group Co. Ltd., Class A	81,900	654,955
JCET Group Co. Ltd., Class A*	191,000	1,063,033
JD Health International, Inc.*(a)	120,600	436,262
JD Logistics, Inc.*(a)	363,200	598,480
JD.com, Inc., Class A	484,859	8,488,832
Jiangsu Hengli Hydraulic Co. Ltd., Class A	64,300	462,182
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	506,013	3,163,658
Jiangsu Zhongtian Technology Co. Ltd., Class A	348,000	678,793
Jinko Solar Co. Ltd., Class A	371,859	360,133
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	9,893
Kanzhun Ltd., ADR*	49,598	684,452
KE Holdings, Inc., Class A	384,300	2,344,997
Kingdee International Software Group Co. Ltd.*	413,000	453,516
Kuaishou Technology*(a)	488,100	2,598,232
Kuang-Chi Technologies Co. Ltd., Class A	147,900	962,967
LB Group Co. Ltd., Class A	203,700	490,278
Lens Technology Co. Ltd., Class A	308,300	919,672
Li Auto, Inc., Class A*	222,100	2,686,204
Li Ning Co. Ltd.	262,000	555,168
Longfor Group Holdings Ltd.(a)	247,000	317,973
LONGi Green Energy Technology Co. Ltd., Class A	674,572	1,443,510
Luxshare Precision Industry Co. Ltd., Class A	576,000	3,197,951
Maxscend Microelectronics Co. Ltd., Class A	43,200	527,827
Meituan, Class B*(a)	893,600	17,451,080
Midea Group Co. Ltd., Class A	620,600	6,358,582
MINISO Group Holding Ltd.	141,000	854,028
Montage Technology Co. Ltd., Class A	152,189	1,407,564
Muyuan Foods Co. Ltd., Class A	320,476	1,678,008
NetEase, Inc.	343,030	6,111,696
Ninestar Corp., Class A*	116,900	448,556
Ningbo Sanxing Medical Electric Co. Ltd., Class A	105,900	443,708
Ningxia Baofeng Energy Group Co. Ltd., Class A	340,000	779,895
NIO, Inc., Class A*	376,550	1,686,924
Nongfu Spring Co. Ltd., Class H(a)	325,800	1,423,916
PDD Holdings, Inc., ADR*	124,023	12,028,991
Pharmaron Beijing Co. Ltd., Class A	132,266	463,017
Ping An Bank Co. Ltd., Class A	1,120,626	1,785,919
Ping An Insurance Group Co. of China Ltd., Class A	1,219,108	8,742,905
Ping An Insurance Group Co. of China Ltd., Class H	976,500	5,788,892
Pop Mart International Group Ltd.(a)	127,200	1,468,017
Rongsheng Petrochemical Co. Ltd., Class A	310,400	382,636
Sanan Optoelectronics Co. Ltd., Class A	466,300	772,985
Sany Heavy Industry Co. Ltd., Class A	815,936	1,831,591
Satellite Chemical Co. Ltd., Class A	286,890	734,273
SF Holding Co. Ltd., Class A	321,773	1,766,322
SG Micro Corp., Class A	40,600	452,260
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,042,600	1,209,580
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	113,173	383,076
Shanghai RAAS Blood Products Co. Ltd., Class A	837,900	824,033
Shanjin International Gold Co. Ltd., Class A	265,500	555,845
Shenzhen Inovance Technology Co. Ltd., Class A	220,800	1,761,829
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	81,300	2,823,878
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	52,600	507,622
Shenzhen Transsion Holdings Co. Ltd., Class A	73,998	957,544
Shenzhou International Group Holdings Ltd.	149,700	1,194,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	150,800	$614,785
Sieyuan Electric Co. Ltd., Class A	82,000	812,014
Silergy Corp.	82,000	1,009,227
SITC International Holdings Co. Ltd.	233,000	620,897
Smoore International Holdings Ltd.(a)	328,000	561,590
Spring Airlines Co. Ltd., Class A	81,800	642,567
Sungrow Power Supply Co. Ltd., Class A	191,500	1,925,825
Sunny Optical Technology Group Co. Ltd.	106,000	939,514
Sunwoda Electronic Co. Ltd., Class A	175,500	533,325
SUPCON Technology Co. Ltd., Class A	77,057	521,340
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	155,800	619,677
Suzhou TFC Optical Communication Co. Ltd., Class A	38,300	476,618
TBEA Co. Ltd., Class A	518,453	899,692
Tencent Holdings Ltd.	1,203,600	64,611,796
Tencent Music Entertainment Group, Class A	105,000	598,131
Tianqi Lithium Corp., Class A	100,400	451,297
Tingyi Cayman Islands Holding Corp.	420,000	547,171
Tongcheng Travel Holdings Ltd.	254,800	596,986
Tongwei Co. Ltd., Class A	319,258	961,492
Trina Solar Co. Ltd., Class A	138,187	363,279
Trip.com Group Ltd.*	103,020	7,161,581
Vipshop Holdings Ltd., ADR	72,165	972,063
Walvax Biotechnology Co. Ltd., Class A	219,900	361,832
Want Want China Holdings Ltd.	1,021,000	599,355
Wens Foodstuff Group Co. Ltd., Class A	722,400	1,624,576
Will Semiconductor Co. Ltd. Shanghai, Class A	86,340	1,227,918
Wingtech Technology Co. Ltd., Class A	63,170	333,683
WUS Printed Circuit Kunshan Co. Ltd., Class A	190,900	1,031,013
WuXi AppTec Co. Ltd., Class H(a)	63,700	463,320
WuXi AppTec Co. Ltd., Class A	266,773	2,000,025
Wuxi Biologics Cayman, Inc.*(a)	418,000	944,919
Xinyi Glass Holdings Ltd.	414,000	420,505
Xinyi Solar Holdings Ltd.	1,305,753	527,818
XPeng, Inc., Class A*	283,700	1,703,745
Yadea Group Holdings Ltd.(a)	664,000	1,106,104
YTO Express Group Co. Ltd., Class A	183,100	353,904
Yum China Holdings, Inc.	74,944	3,610,225
Yutong Bus Co. Ltd., Class A	185,300	665,833
Zai Lab Ltd.*	398,400	1,071,912
Zhejiang Huayou Cobalt Co. Ltd., Class A	126,370	503,655
Zhejiang Leapmotor Technology Co. Ltd.*(a)	218,000	913,484
Zhejiang NHU Co. Ltd., Class A	244,980	733,121
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	263,900	845,098
Zhongji Innolight Co. Ltd., Class A	130,080	2,188,406
ZTO Express Cayman, Inc.	70,362	1,370,474
Total China		354,534,205
Czech Republic — 0.1%
Komercni Banka AS	42,077	1,468,510
Moneta Money Bank AS(a)	201,826	1,027,727
Total Czech Republic		2,496,237
Hong Kong — 0.1%
J&T Global Express Ltd.*	1,062,200	838,224
Sino Biopharmaceutical Ltd.	1,519,000	625,751
Total Hong Kong		1,463,975
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	114,768	788,690
OTP Bank Nyrt	57,755	3,153,348
Richter Gedeon Nyrt	30,360	794,800
Total Hungary		4,736,838
India — 25.4%
360 ONE WAM Ltd.	64,800	949,743
Aarti Industries Ltd.	110,484	529,167
ABB India Ltd.	14,516	1,171,987
ACC Ltd.	25,513	611,647
Adani Energy Solutions Ltd.*	112,325	1,057,732
Adani Enterprises Ltd.	81,354	2,402,836
Adani Green Energy Ltd.*	107,926	1,311,922
Adani Ports & Special Economic Zone Ltd.	192,252	2,764,526
Adani Power Ltd.*	234,125	1,447,869
Adani Total Gas Ltd.	76,456	679,644
Ajanta Pharma Ltd.	39,105	1,339,314
Alkem Laboratories Ltd.	12,917	850,016
Amara Raja Energy & Mobility Ltd.	32,850	460,421
Ambuja Cements Ltd.	194,595	1,217,842
Angel One Ltd.	32,225	1,103,473
Apar Industries Ltd.	4,312	519,654
APL Apollo Tubes Ltd.	61,280	1,122,511
Apollo Hospitals Enterprise Ltd.	36,064	3,073,520
Ashok Leyland Ltd.	549,380	1,414,940
Asian Paints Ltd.	122,530	3,265,057
Astral Ltd.	46,710	901,451
AU Small Finance Bank Ltd.(a)	115,110	751,725
Aurobindo Pharma Ltd.	71,578	1,115,718
Avenue Supermarts Ltd.*(a)	47,255	1,965,984
Axis Bank Ltd.	658,788	8,192,745
Bajaj Auto Ltd.	19,448	1,998,688
Bajaj Finserv Ltd.	113,109	2,071,703
Balkrishna Industries Ltd.	30,278	1,029,181
Bandhan Bank Ltd.(a)	199,631	370,890
Berger Paints India Ltd.	160,381	840,273
Bharat Forge Ltd.	83,405	1,265,974
Bharti Airtel Ltd.	727,581	13,493,355
Biocon Ltd.	92,621	395,253
Blue Star Ltd.	33,471	836,308
Bosch Ltd.	2,459	979,427
Brigade Enterprises Ltd.	30,621	444,577
Britannia Industries Ltd.	35,866	1,995,250
Carborundum Universal Ltd.	27,278	407,718
Castrol India Ltd.	469,433	1,082,483
CG Power & Industrial Solutions Ltd.	195,635	1,663,544
Cipla Ltd.	158,257	2,826,356
Coforge Ltd.	18,362	2,072,460
Colgate-Palmolive India Ltd.	46,546	1,457,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
Computer Age Management Services Ltd.	21,639	$1,282,815
Concord Biotech Ltd.	42,071	1,086,373
Coromandel International Ltd.	27,671	607,614
Crompton Greaves Consumer Electricals Ltd.	210,187	971,713
Cummins India Ltd.	42,431	1,622,626
Cyient Ltd.	27,992	600,734
Dabur India Ltd.	184,666	1,093,582
Deepak Nitrite Ltd.	22,086	643,461
Delhivery Ltd.*	151,615	613,004
Divi's Laboratories Ltd.	37,715	2,686,674
Dixon Technologies India Ltd.	9,491	1,988,389
DLF Ltd.	216,666	2,087,606
Dr. Reddy’s Laboratories Ltd.	176,648	2,864,911
Eicher Motors Ltd.	42,690	2,404,367
Elgi Equipments Ltd.	56,685	383,887
Emami Ltd.	53,772	377,317
Exide Industries Ltd.	121,337	590,360
Federal Bank Ltd.	669,347	1,563,800
Fortis Healthcare Ltd.	210,999	1,774,103
FSN E-Commerce Ventures Ltd.*	335,716	642,150
GE Vernova T&D India Ltd.	27,605	669,346
Gland Pharma Ltd.(a)	71,132	1,478,369
Glenmark Pharmaceuticals Ltd.	33,002	620,269
GMR Airports Infrastructure Ltd.*	1,025,708	941,200
Godrej Consumer Products Ltd.	113,674	1,436,696
Godrej Properties Ltd.*	40,868	1,330,145
Grasim Industries Ltd.	106,763	3,046,123
Great Eastern Shipping Co. Ltd.	124,815	1,402,485
Gujarat Fluorochemicals Ltd.	10,869	528,839
Havells India Ltd.	72,439	1,417,326
HCL Technologies Ltd.	292,962	6,561,158
HDFC Asset Management Co. Ltd.(a)	39,808	1,952,441
HDFC Bank Ltd.	1,599,222	33,115,951
HDFC Life Insurance Co. Ltd.(a)	270,534	1,949,839
Hero MotoCorp Ltd.	36,971	1,796,692
HFCL Ltd.	828,682	1,090,181
Himadri Speciality Chemical Ltd.	67,924	463,888
Hindalco Industries Ltd.	403,706	2,840,813
Hindustan Unilever Ltd.	238,987	6,495,299
Hitachi Energy India Ltd.	2,470	415,799
ICICI Bank Ltd., ADR	662,109	19,770,575
ICICI Lombard General Insurance Co. Ltd.(a)	76,546	1,598,401
ICICI Prudential Life Insurance Co. Ltd.(a)	104,728	801,053
IDFC First Bank Ltd.*	1,426,097	1,051,744
Indian Hotels Co. Ltd.	304,809	3,124,325
Indus Towers Ltd.*	337,015	1,345,482
IndusInd Bank Ltd.	156,567	1,755,884
Info Edge India Ltd.	25,298	2,564,040
Infosys Ltd., ADR(b)	791,661	17,353,209
Inox Wind Ltd.*	204,190	431,735
InterGlobe Aviation Ltd.*(a)	50,652	2,694,449
Ipca Laboratories Ltd.	28,208	558,534
IRB Infrastructure Developers Ltd.	1,694,791	1,133,110
Jindal Stainless Ltd.	113,138	923,988
Jindal Steel & Power Ltd.	105,857	1,150,763
JSW Energy Ltd.	156,118	1,171,882
JSW Steel Ltd.	271,084	2,854,474
Jubilant Foodworks Ltd.	104,894	879,816
Kalpataru Projects International Ltd.	25,740	390,007
Kalyan Jewellers India Ltd.	79,681	713,151
Kaynes Technology India Ltd.*	7,867	681,572
KEC International Ltd.	142,259	1,991,971
KEI Industries Ltd.	13,256	686,948
Kotak Mahindra Bank Ltd.	296,625	6,188,107
KPIT Technologies Ltd.	51,324	878,063
Larsen & Toubro Ltd.	183,718	7,741,633
Laurus Labs Ltd.(a)	163,756	1,152,802
Linde India Ltd.	5,469	383,027
Lloyds Metals & Energy Ltd.	105,050	1,511,508
LTIMindtree Ltd.(a)	27,245	1,777,610
Lupin Ltd.	83,131	2,287,386
Macrotech Developers Ltd.(a)	77,619	1,259,656
Mahindra & Mahindra Ltd.	253,721	8,911,704
Mankind Pharma Ltd.*	22,153	745,318
Marico Ltd.	168,922	1,261,779
Maruti Suzuki India Ltd.	36,436	4,621,181
Max Financial Services Ltd.*	82,530	1,073,778
Max Healthcare Institute Ltd.	243,324	3,206,330
Motherson Sumi Wiring India Ltd.	1,553,402	1,056,724
Mphasis Ltd.	33,570	1,116,415
MRF Ltd.	953	1,454,147
Multi Commodity Exchange of India Ltd.	6,820	496,609
NCC Ltd.	116,963	374,194
Nestle India Ltd.	110,652	2,804,694
Neuland Laboratories Ltd.	4,624	741,223
Oberoi Realty Ltd.	29,173	787,647
One 97 Communications Ltd.*	95,754	1,138,406
Oracle Financial Services Software Ltd.	6,640	991,919
Page Industries Ltd.	2,474	1,373,034
Patanjali Foods Ltd.	27,360	569,466
PB Fintech Ltd.*	96,607	2,379,637
Persistent Systems Ltd.	34,215	2,580,779
Phoenix Mills Ltd.	57,230	1,092,276
PI Industries Ltd.	27,071	1,165,400
Pidilite Industries Ltd.	42,594	1,444,904
Piramal Pharma Ltd.	492,149	1,530,533
Polycab India Ltd.	12,877	1,093,820
Prestige Estates Projects Ltd.	41,799	827,058
Radico Khaitan Ltd.	19,018	578,867
RBL Bank Ltd.(a)	890,302	1,643,051
Reliance Industries Ltd., GDR(a)	480,757	27,306,998
Reliance Power Ltd.*	1,265,957	629,919
Samvardhana Motherson International Ltd.	806,781	1,471,196
Schaeffler India Ltd.	9,993	397,531
Shree Cement Ltd.	4,371	1,311,814
Siemens Ltd.	27,654	2,111,202
Solar Industries India Ltd.	7,346	839,446
Sona Blw Precision Forgings Ltd.(a)	103,531	719,280
SRF Ltd.	41,353	1,080,971
Sun Pharmaceutical Industries Ltd.	299,367	6,596,031
Supreme Industries Ltd.	20,605	1,131,300
Suzlon Energy Ltd.*	3,238,451	2,353,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
Tata Chemicals Ltd.	30,725	$377,613
Tata Communications Ltd.	38,653	769,053
Tata Consultancy Services Ltd.	259,745	12,423,283
Tata Consumer Products Ltd.	189,592	2,025,607
Tata Elxsi Ltd.	11,313	898,096
Tata Motors Ltd.	495,411	4,282,939
Tata Power Co. Ltd.	436,386	2,000,121
Tata Steel Ltd.	2,267,562	3,656,386
Tech Mahindra Ltd.	198,374	3,953,404
Thermax Ltd.	9,458	446,283
Timken India Ltd.	24,317	886,689
Titan Co. Ltd.	111,111	4,221,994
Torrent Pharmaceuticals Ltd.	41,760	1,638,939
Torrent Power Ltd.	53,230	923,883
Trent Ltd.	52,263	4,348,456
Tube Investments of India Ltd.	34,294	1,432,526
TVS Motor Co. Ltd.	69,815	1,931,428
UltraTech Cement Ltd.	32,660	4,358,933
United Spirits Ltd.	122,419	2,324,229
UNO Minda Ltd.	51,132	629,014
UPL Ltd.	140,430	821,777
Varun Beverages Ltd.	351,506	2,621,502
Vedanta Ltd.	424,839	2,205,483
Voltas Ltd.	72,826	1,522,593
Whirlpool of India Ltd.	69,830	1,500,900
Wipro Ltd.	877,487	3,093,772
Zee Entertainment Enterprises Ltd.	313,125	443,608
Zomato Ltd.*	1,845,460	5,993,548
Zydus Lifesciences Ltd.	74,551	846,140
Total India		425,285,867
Indonesia — 2.1%
Amman Mineral Internasional PT*	4,848,600	2,553,084
Astra International Tbk. PT	7,876,800	2,398,032
Bank Central Asia Tbk. PT	22,044,000	13,251,053
Barito Pacific Tbk. PT	12,158,166	694,968
Barito Renewables Energy Tbk. PT	6,475,400	3,731,552
Bumi Resources Tbk. PT*	50,614,300	371,077
Chandra Asri Pacific Tbk. PT	4,889,900	2,278,611
Charoen Pokphand Indonesia Tbk. PT	2,957,800	874,752
GoTo Gojek Tokopedia Tbk. PT*	449,289,400	1,954,039
Indah Kiat Pulp & Paper Tbk. PT	1,338,100	565,336
Indofood CBP Sukses Makmur Tbk. PT	977,000	690,486
Indofood Sukses Makmur Tbk. PT	2,091,400	1,000,546
Indosat Tbk. PT	3,860,600	594,861
Kalbe Farma Tbk. PT	8,249,900	697,102
Merdeka Copper Gold Tbk. PT*	4,256,300	427,084
Pantai Indah Kapuk Dua Tbk. PT	695,000	690,898
Sarana Menara Nusantara Tbk. PT	13,446,100	547,201
Sumber Alfaria Trijaya Tbk. PT	7,812,500	1,383,388
United Tractors Tbk. PT	620,900	1,032,905
Total Indonesia		35,736,975
Malaysia — 1.4%
Genting Malaysia Bhd.	2,220,700	1,122,393
Hartalega Holdings Bhd.	1,312,400	1,159,338
Hong Leong Bank Bhd.	641,008	2,947,361
Mr. DIY Group M Bhd.(a)	3,172,300	1,312,480
My EG Services Bhd.	4,158,600	892,823
Nestle Malaysia Bhd.	41,400	925,679
PPB Group Bhd.	275,100	762,885
Press Metal Aluminium Holdings Bhd.	3,360,600	3,682,643
QL Resources Bhd.	1,505,337	1,602,461
Sunway Bhd.	1,689,400	1,809,734
Top Glove Corp. Bhd.*	3,671,500	1,100,259
United Plantations Bhd.	165,000	1,146,864
YTL Corp. Bhd.	4,159,400	2,483,640
YTL Power International Bhd.	2,189,500	2,164,283
Total Malaysia		23,112,843
Mexico — 2.0%
Alfa SAB de CV, Class A	1,110,723	806,089
America Movil SAB de CV, Series B	4,032,715	2,899,525
Arca Continental SAB de CV	151,836	1,261,408
Banco del Bajio SA(a)	227,613	457,027
Cemex SAB de CV, Series CPO	3,704,306	2,080,836
Coca-Cola Femsa SAB de CV	152,984	1,191,852
Corp. Inmobiliaria Vesta SAB de CV	352,326	901,625
Fibra Uno Administracion SA de CV	837,685	834,754
Fomento Economico Mexicano SAB de CV	445,676	3,808,858
Gruma SAB de CV, Class B	45,586	714,503
Grupo Aeroportuario del Centro Norte SAB de CV	82,097	708,570
Grupo Aeroportuario del Pacifico SAB de CV, Class B	108,759	1,917,232
Grupo Aeroportuario del Sureste SAB de CV, Class B	48,929	1,258,196
Grupo Bimbo SAB de CV, Series A	388,120	1,031,116
Grupo Carso SAB de CV, Series A1	159,796	885,947
Grupo Financiero Banorte SAB de CV, Class O	557,428	3,591,571
Grupo Financiero Inbursa SAB de CV, Class O*	559,838	1,168,262
Grupo Mexico SAB de CV, Series B	714,013	3,397,208
Grupo Televisa SAB, Series CPO	973,956	323,672
Industrias Penoles SAB de CV*	41,574	532,253
Kimberly-Clark de Mexico SAB de CV, Class A	385,856	545,583
Prologis Property Mexico SA de CV	210,342	585,825
Wal-Mart de Mexico SAB de CV	1,162,877	3,069,835
Total Mexico		33,971,747
Philippines — 0.7%
ACEN Corp.	2,553,800	176,596
Ayala Corp.	84,340	873,363
Ayala Land, Inc.	1,532,300	694,032
Bank of the Philippine Islands	574,657	1,212,000
BDO Unibank, Inc.	503,998	1,254,658
International Container Terminal Services, Inc.	234,630	1,565,687
JG Summit Holdings, Inc.	876,440	311,364
Jollibee Foods Corp.	113,110	526,002
Metropolitan Bank & Trust Co.	654,400	814,535
Monde Nissin Corp.(a)	708,700	105,365
SM Investments Corp.	150,465	2,338,457
SM Prime Holdings, Inc.	2,913,500	1,266,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
Universal Robina Corp.	93,930	$128,282
Total Philippines		11,267,080
Poland — 1.0%
Alior Bank SA	41,629	866,523
Allegro.eu SA*(a)	278,781	1,827,674
Asseco Poland SA	20,108	468,307
Bank Millennium SA*	253,941	547,154
Bank Polska Kasa Opieki SA	79,511	2,654,473
Budimex SA	6,307	712,450
CCC SA*	18,204	810,027
CD Projekt SA	31,824	1,475,017
Dino Polska SA*(a)	21,394	2,018,927
Grupa Kety SA	4,017	663,730
LPP SA	549	2,066,758
mBank SA*	6,282	832,206
Santander Bank Polska SA	16,997	1,882,978
Total Poland		16,826,224
Romania — 0.1%
NEPI Rockcastle NV	199,077	1,455,783
Russia — 0.0%
Evraz PLC*^	757,034	0
HeadHunter Group PLC, ADR*^	35,535	0
LUKOIL PJSC, ADR*^	91,105	0
LUKOIL PJSC*^	383,480	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	101,979	0
Mobile TeleSystems PJSC, ADR*^	777,676	0
Novatek PJSC*^	1,138,580	0
Novolipetsk Steel PJSC*^	948,540	0
Ozon Holdings PLC, ADR*^	43,104	0
PhosAgro PJSC, GDR*^(c)	835	0
PhosAgro PJSC*^	43,175	0
Polyus PJSC*^	37,593	0
Severstal PAO, GDR*^(c)	123,722	0
Sistema AFK PAO*^	4,256,200	0
Surgutneftegas PJSC*^	7,201,040	0
VK Co. Ltd.*^	167,707	0
X5 Retail Group NV, GDR*^(c)	166,238	0
Total Russia		0
Saudi Arabia — 4.9%
Abdullah Al Othaim Markets Co.	291,522	814,654
Advanced Petrochemical Co.*	88,444	755,590
Al Rajhi Bank	1,313,108	33,060,099
Al Rajhi Co. for Co.-operative Insurance*	33,447	1,527,520
Aldrees Petroleum & Transport Services Co.	30,730	983,059
Alinma Bank	827,436	6,375,225
Almarai Co. JSC*	112,833	1,717,690
Arabian Centres Co.(a)	150,643	870,004
Astra Industrial Group	24,047	1,151,983
Bank AlBilad	411,873	4,280,524
Bank Al-Jazira*	379,339	1,887,912
Bupa Arabia for Cooperative Insurance Co.	15,044	828,793
Dallah Healthcare Co.	19,298	770,400
Dar Al Arkan Real Estate Development Co.*	368,745	1,481,889
Dr. Sulaiman Al Habib Medical Services Group Co.	67,369	5,027,484
Etihad Etisalat Co.	243,696	3,463,397
Jamjoom Pharmaceuticals Factory Co.	15,254	617,890
Jarir Marketing Co.	339,237	1,143,009
Leejam Sports Co. JSC	14,616	721,192
Mobile Telecommunications Co. Saudi Arabia	332,030	906,645
Mouwasat Medical Services Co.	63,690	1,442,492
Nahdi Medical Co.	32,415	1,014,532
National Co. for Learning & Education	14,326	781,612
National Gas & Industrialization Co.	24,602	671,785
National Medical Care Co.	14,031	623,617
Riyadh Cables Group Co.	32,738	1,200,643
Sahara International Petrochemical Co.	221,076	1,463,877
Saudi Awwal Bank	241,133	2,159,505
Saudi Chemical Co. Holding	286,361	706,490
Saudi Research & Media Group*	24,903	1,822,623
Saudia Dairy & Foodstuff Co.	10,885	978,590
Savola Group*	101,113	987,610
Total Saudi Arabia		82,238,335
South Africa — 2.8%
Absa Group Ltd.	280,732	2,822,941
African Rainbow Minerals Ltd.	147,236	1,173,441
Anglo American Platinum Ltd.	14,471	436,316
Capitec Bank Holdings Ltd.	29,940	4,973,086
Clicks Group Ltd.	74,102	1,465,154
Discovery Ltd.	180,430	1,862,340
Exxaro Resources Ltd.	77,334	647,319
FirstRand Ltd.	1,744,345	7,021,751
Harmony Gold Mining Co. Ltd.	208,409	1,664,180
Impala Platinum Holdings Ltd.*	282,610	1,314,204
Investec Ltd.	129,879	860,629
Kumba Iron Ore Ltd.	74,476	1,287,641
Momentum Group Ltd.	667,505	1,070,413
Mr. Price Group Ltd.	80,414	1,258,200
MultiChoice Group*	140,939	806,646
Nedbank Group Ltd.	152,641	2,278,776
Old Mutual Ltd.	1,963,135	1,301,474
Pepkor Holdings Ltd.(a)	526,065	807,079
Sanlam Ltd.	524,700	2,415,789
Sappi Ltd.	168,269	439,265
Shoprite Holdings Ltd.	147,950	2,309,024
Sibanye Stillwater Ltd.*	713,575	566,473
Standard Bank Group Ltd.	441,509	5,188,608
Tiger Brands Ltd.	44,646	683,815
Vodacom Group Ltd.	193,083	1,037,143
Woolworths Holdings Ltd.	277,525	916,994
Total South Africa		46,608,701
South Korea — 9.3%
Alteogen, Inc.*	10,304	2,166,279
Amorepacific Corp.*	8,400	597,983
Celltrion, Inc.	36,501	4,648,959
CJ CheilJedang Corp.	8,048	1,396,776
CosmoAM&T Co. Ltd.*	5,755	201,326
Coway Co. Ltd.*	15,907	722,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
DB Insurance Co. Ltd.	12,912	$901,643
Doosan Bobcat, Inc.	19,971	568,410
Doosan Enerbility Co. Ltd.*	112,500	1,341,151
Ecopro BM Co. Ltd.*	13,052	974,367
Ecopro Co. Ltd.*	23,902	933,577
Ecopro Materials Co. Ltd.*	6,241	278,951
Enchem Co. Ltd.*	3,449	311,362
GS Holdings Corp.*	37,201	993,105
Hana Financial Group, Inc.	67,423	2,601,383
Hanjin Kal Corp.*	16,513	845,756
Hanmi Semiconductor Co. Ltd.	10,708	600,082
Hanwha Solutions Corp.*	46,154	505,385
HD Hyundai Co. Ltd.	18,034	970,209
HD Hyundai Heavy Industries Co. Ltd.*	5,421	1,058,681
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	11,679	1,808,791
HLB, Inc.*	27,647	1,372,819
HYBE Co. Ltd.*	6,383	838,551
Hyundai Glovis Co. Ltd.	13,652	1,095,202
Hyundai Motor Co.	32,830	4,727,752
Hyundai Rotem Co. Ltd.*	15,068	508,698
Hyundai Steel Co.	45,891	656,187
Kakao Corp.	75,297	1,953,840
KakaoBank Corp.*	87,194	1,246,771
KB Financial Group, Inc.	86,350	4,862,558
Korea Investment Holdings Co. Ltd.*	16,444	796,425
Korea Zinc Co. Ltd.	2,259	1,543,697
Korean Air Lines Co. Ltd.*	48,073	738,002
Krafton, Inc.*	8,513	1,807,093
KT Corp.	40,586	1,208,910
KT&G Corp.	28,096	2,044,005
Kumho Petrochemical Co. Ltd.*	14,519	893,538
L&F Co. Ltd.*	5,153	283,526
LG Chem Ltd.*	10,970	1,862,922
LG Corp.*	23,828	1,165,381
LG Display Co. Ltd.*	109,203	677,257
LG Electronics, Inc.	28,381	1,609,764
LG Energy Solution Ltd.*	10,028	2,370,508
LG H&H Co. Ltd.*	2,473	512,356
LG Innotek Co. Ltd.*	4,403	484,520
LIG Nex1 Co. Ltd.*	5,038	754,596
LS Corp.*	9,649	618,076
LS Electric Co. Ltd.*	5,475	598,023
Meritz Financial Group, Inc.*	21,664	1,530,453
NAVER Corp.*	37,806	5,107,913
NCSoft Corp.*	2,995	372,506
Posco DX Co. Ltd.	15,113	195,874
POSCO Future M Co. Ltd.	7,788	751,741
POSCO Holdings, Inc.	17,701	3,048,061
Posco International Corp.	20,092	541,146
Samsung Biologics Co. Ltd.*(a)	4,675	3,013,670
Samsung E&A Co. Ltd.*	36,059	405,377
Samsung Electro-Mechanics Co. Ltd.*	14,568	1,225,091
Samsung Electronics Co. Ltd.	1,186,839	42,889,539
Samsung Fire & Marine Insurance Co. Ltd.	8,992	2,189,744
Samsung Heavy Industries Co. Ltd.*	204,682	1,571,108
Samsung Life Insurance Co. Ltd.*	22,366	1,440,272
Samsung SDI Co. Ltd.	12,329	2,072,769
Samsung SDS Co. Ltd.*	9,842	854,402
Samyang Foods Co. Ltd.	1,455	756,088
Shinhan Financial Group Co. Ltd.	124,463	4,028,572
SK Biopharmaceuticals Co. Ltd.*	7,592	572,952
SK Hynix, Inc.	124,524	14,709,590
SK Innovation Co. Ltd.*	12,107	921,091
SK Telecom Co. Ltd.	25,416	953,003
SK, Inc.	9,875	882,086
SKC Co. Ltd.*	4,243	302,917
S-Oil Corp.	20,213	752,418
Woori Financial Group, Inc.	177,052	1,848,514
Yuhan Corp.*	14,752	1,197,476
Total South Korea		155,792,400
Taiwan — 22.1%
Accton Technology Corp.	150,000	3,536,732
Acer, Inc.	818,000	993,043
Advantech Co. Ltd.	174,072	1,839,770
Alchip Technologies Ltd.	21,000	2,100,993
ASE Technology Holding Co. Ltd.	901,062	4,452,471
Asia Vital Components Co. Ltd.	88,000	1,672,254
ASMedia Technology, Inc.	9,000	544,922
Asustek Computer, Inc.	209,000	3,926,978
AUO Corp.	2,371,200	1,059,589
Bizlink Holding, Inc.	50,000	933,368
Cathay Financial Holding Co. Ltd.	2,360,425	4,917,477
Cheng Shin Rubber Industry Co. Ltd.	731,000	1,093,674
Chicony Electronics Co. Ltd.	170,000	788,177
Chroma ATE, Inc.	114,000	1,422,197
Chung-Hsin Electric & Machinery Manufacturing Corp.	134,000	629,444
Compal Electronics, Inc.	1,130,000	1,297,702
Compeq Manufacturing Co. Ltd.	276,000	590,145
CTBC Financial Holding Co. Ltd.	4,758,672	5,675,367
Delta Electronics, Inc.	496,500	6,519,643
E.Sun Financial Holding Co. Ltd.	3,597,011	2,956,868
Eclat Textile Co. Ltd.	80,000	1,242,050
Elite Material Co. Ltd.	90,000	1,696,533
Eva Airways Corp.	820,000	1,109,274
Far Eastern International Bank	1,050,887	423,118
Far Eastern New Century Corp.	1,158,080	1,116,239
Far EasTone Telecommunications Co. Ltd.	519,000	1,415,260
Faraday Technology Corp.	37,780	277,722
Feng TAY Enterprise Co. Ltd.	210,320	853,225
First Financial Holding Co. Ltd.	1,904,420	1,574,213
Formosa Petrochemical Corp.	328,000	345,663
Formosa Plastics Corp.	1,090,000	1,180,283
Fortune Electric Co. Ltd.	56,700	973,695
Fubon Financial Holding Co. Ltd.	2,337,174	6,437,396
Giant Manufacturing Co. Ltd.	146,853	633,827
Gigabyte Technology Co. Ltd.	149,000	1,238,466
Global Unichip Corp.	21,000	871,143
Gold Circuit Electronics Ltd.	110,000	810,292
Great Wall Enterprise Co. Ltd.	592	930
Highwealth Construction Corp.	515,000	682,541
Hiwin Technologies Corp.	99,752	1,001,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
Hon Hai Precision Industry Co. Ltd.	2,784,068	$15,625,326
Hotai Motor Co. Ltd.	128,880	2,433,367
Innolux Corp.	1,987,726	870,041
Inventec Corp.	815,000	1,245,451
Jentech Precision Industrial Co. Ltd.	28,000	1,302,445
KGI Financial Holding Co. Ltd.	3,611,000	1,894,468
King Slide Works Co. Ltd.	20,000	945,569
King Yuan Electronics Co. Ltd.	278,000	945,477
Largan Precision Co. Ltd.	28,000	2,284,616
Lien Hwa Industrial Holdings Corp.	389,492	602,335
Lite-On Technology Corp., ADR	510,000	1,547,835
Lotes Co. Ltd.	27,271	1,626,220
Makalot Industrial Co. Ltd.	74,460	729,054
MediaTek, Inc.	358,000	15,451,509
Micro-Star International Co. Ltd.	266,000	1,488,844
momo.com, Inc.	129,336	1,315,669
Nan Ya Plastics Corp.	1,362,000	1,242,166
Nanya Technology Corp.*	217,000	193,605
Nien Made Enterprise Co. Ltd.	61,000	681,923
Novatek Microelectronics Corp.	195,000	2,985,862
Pegatron Corp.	591,000	1,656,664
PharmaEssentia Corp.*	96,000	1,800,851
Pou Chen Corp.	897,000	1,009,602
Powerchip Semiconductor Manufacturing Corp.*	282,000	136,766
Powertech Technology, Inc.	118,000	439,110
President Chain Store Corp.	167,000	1,339,688
Qisda Corp.	557,000	570,855
Quanta Computer, Inc.	715,000	6,259,208
Realtek Semiconductor Corp.	131,000	2,269,609
Ruentex Development Co. Ltd.	495,300	648,123
Shanghai Commercial & Savings Bank Ltd.	1,572,159	1,898,992
Shihlin Electric & Engineering Corp.	96,000	562,217
Shin Kong Financial Holding Co. Ltd.*	4,335,043	1,560,296
SinoPac Financial Holdings Co. Ltd.	4,561,874	3,186,473
Synnex Technology International Corp.	478,000	1,032,268
TA Chen Stainless Pipe	273,532	252,386
Taishin Financial Holding Co. Ltd.	4,233,593	2,246,931
Taiwan Mobile Co. Ltd.	385,000	1,332,871
Taiwan Semiconductor Manufacturing Co. Ltd.	5,735,000	188,049,993
Tatung Co. Ltd.*	492,000	718,840
TCC Group Holdings Co. Ltd.	1,919,000	1,855,520
Tripod Technology Corp.	148,000	891,580
Unimicron Technology Corp.	331,000	1,423,569
Uni-President Enterprises Corp.	1,166,160	2,877,651
United Integrated Services Co. Ltd.	71,000	1,043,847
United Microelectronics Corp.	2,784,000	3,655,728
Voltronic Power Technology Corp.	22,000	1,248,151
Walsin Lihwa Corp.	897,977	649,150
Winbond Electronics Corp.*	1,180,904	533,099
Wistron Corp.	738,000	2,341,106
Wiwynn Corp.	32,000	2,557,306
WPG Holdings Ltd.	498,000	1,039,003
WT Microelectronics Co. Ltd.	197,000	660,983
Yageo Corp.	136,028	2,244,693
Yuanta Financial Holding Co. Ltd.	3,190,846	3,309,148
Zhen Ding Technology Holding Ltd.	175,000	640,547
Total Taiwan		370,188,324
Thailand — 1.7%
Advanced Info Service PCL, NVDR	445,300	3,748,382
Bumrungrad Hospital PCL, NVDR	235,600	1,378,566
Central Pattana PCL, NVDR	902,900	1,509,468
Central Retail Corp. PCL, NVDR	1,227,183	1,223,764
CP ALL PCL, NVDR	1,657,600	2,710,403
Delta Electronics Thailand PCL, NVDR	1,579,200	7,063,440
Gulf Energy Development PCL, NVDR	2,159,600	3,768,770
Home Product Center PCL, NVDR	1,964,200	541,530
Indorama Ventures PCL, NVDR	844,200	616,530
Intouch Holdings PCL, NVDR	485,700	1,381,813
Minor International PCL, NVDR	1,387,300	1,057,920
Tisco Financial Group PCL, NVDR	635,200	1,835,084
True Corp. PCL, NVDR*	6,260,693	2,038,237
Total Thailand		28,873,907
Turkey — 0.9%
Akbank TAS	972,951	1,784,360
BIM Birlesik Magazalar AS	135,695	2,028,105
Coca-Cola Icecek AS	746,765	1,266,061
Ford Otomotiv Sanayi AS	21,975	582,305
Haci Omer Sabanci Holding AS	494,437	1,342,344
KOC Holding AS	403,115	2,036,067
Turkcell Iletisim Hizmetleri AS	477,997	1,254,454
Turkiye Garanti Bankasi AS	151,326	532,372
Turkiye Is Bankasi AS, Class C	2,749,550	1,052,839
Turkiye Petrol Rafinerileri AS	284,449	1,141,480
Turkiye Sise ve Cam Fabrikalari AS	725,552	851,937
Yapi ve Kredi Bankasi AS	1,137,206	984,750
Total Turkey		14,857,074
United States — 0.0%
Legend Biotech Corp., ADR*	16,933	551,000
TOTAL COMMON STOCKS
(Cost: $1,391,951,878)		1,685,192,898
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^
(Cost: $0)	14,422	0
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d)
(Cost: $1,211,862)	1,211,862	1,211,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.0%
United States — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d)
(Cost: $16,462,082)	16,462,082	$16,462,082
TOTAL INVESTMENTS IN SECURITIES — 101.6% (Cost: $1,409,625,822)		1,702,866,842
Other Liabilities less Assets — (1.6)%		(27,619,725)
NET ASSETS — 100.0%		$1,675,247,117

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,861,487 and the total market value of the collateral held by the Fund was $16,462,082.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
China	353,710,172	824,033	–		354,534,205
Other	1,330,658,693	–	–		1,330,658,693
Rights	–	–	0	*	0
Mutual Fund	–	1,211,862	–		1,211,862
Investment of Cash Collateral for Securities Loaned	–	16,462,082	–		16,462,082
Total Investments in Securities	$1,684,368,865	$18,497,977	$0		$1,702,866,842

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.4%
Brazil — 10.4%
Allos SA	1,266,253	$3,711,945
Alupar Investimento SA	612,771	2,620,557
Ambev SA	7,012,407	13,325,940
Armac Locacao Logistica E Servicos SA	1,441,553	1,173,711
Banco do Brasil SA	5,949,957	23,278,400
BB Seguridade Participacoes SA	398,274	2,332,454
Boa Safra Sementes SA	705,896	1,188,329
Cia de Saneamento de Minas Gerais Copasa MG	901,069	3,036,697
Cia de Sanena do Parana	976,796	4,393,950
CPFL Energia SA	910,129	4,653,880
CSN Mineracao SA	2,722,345	2,269,410
Cury Construtora & Incorporadora SA	877,378	2,479,668
Cyrela Brazil Realty SA Empreendimentos & Participacoes	930,669	2,553,451
Engie Brasil Energia SA	902,533	5,186,258
Even Construtora & Incorporadora SA	1,273,380	1,104,805
Fleury SA	1,211,182	2,366,352
Grendene SA	2,634,694	2,081,194
Hypera SA	834,902	2,444,763
JHSF Participacoes SA	3,495,025	2,070,590
Klabin SA	2,110,171	7,924,434
Mahle Metal Leve SA	525,243	2,334,659
Neoenergia SA	898,840	2,751,291
Odontoprev SA	1,703,302	2,994,223
Petroleo Brasileiro SA	10,855,057	69,247,035
SLC Agricola SA	930,545	2,635,955
Tegma Gestao Logistica SA	500,130	2,317,752
TIM SA	2,543,212	5,960,927
Transmissora Alianca de Energia Eletrica SA	1,203,811	6,403,074
Vale SA	10,120,218	89,360,844
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	2,935,357	2,256,925
Vibra Energia SA	2,319,070	6,696,862
Wilson Sons SA	1,067,177	2,817,430
Total Brazil		285,973,765
Chile — 1.2%
Aguas Andinas SA, Class A	7,846,567	2,362,984
Banco de Chile	40,643,962	4,620,095
Banco Santander Chile	49,542,137	2,356,244
Cencosud Shopping SA	1,708,497	2,673,056
Colbun SA	31,576,657	3,905,310
Empresas CMPC SA	2,956,215	4,639,759
Enel Chile SA	110,310,295	6,377,760
Quinenco SA	1,067,998	3,519,097
SMU SA	20,738,789	3,334,388
Total Chile		33,788,693
China — 24.9%
Agricultural Bank of China Ltd., Class H	28,706,000	16,370,803
Anhui Conch Cement Co. Ltd., Class H	2,036,500	5,211,880
Anhui Expressway Co. Ltd., Class H	2,368,000	3,267,910
BAIC Motor Corp. Ltd., Class H(a)	8,827,000	2,727,206
Bank of Beijing Co. Ltd., Class A	2,300,849	1,927,429
Bank of Chengdu Co. Ltd., Class A	307,500	716,655
Bank of China Ltd., Class H	95,570,000	48,843,376
Bank of Chongqing Co. Ltd., Class H	2,056,500	1,609,629
Bank of Communications Co. Ltd., Class H	22,556,000	18,554,810
Bank of Communications Co. Ltd., Class A	4,369,000	4,624,005
Bank of Jiangsu Co. Ltd., Class A	7,727,370	10,336,140
Bank of Nanjing Co. Ltd., Class A	1,769,800	2,567,373
Bank of Shanghai Co. Ltd., Class A	1,911,102	2,381,882
Beijing Jingneng Clean Energy Co. Ltd., Class H	8,654,000	2,150,145
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	398,000	703,676
Bestsun Energy Co. Ltd., Class A	2,192,500	1,045,256
Bros Eastern Co. Ltd., Class A	160,200	118,707
Canny Elevator Co. Ltd., Class A	1,078,200	1,008,954
China Cinda Asset Management Co. Ltd., Class H	2,073,000	338,920
China CITIC Bank Corp. Ltd., Class H	13,377,000	9,247,548
China Coal Energy Co. Ltd., Class H(b)	4,500,000	5,381,729
China Communications Services Corp. Ltd., Class H	6,574,000	3,859,119
China Construction Bank Corp., Class A	1,361,500	1,630,128
China Construction Bank Corp., Class H	140,840,054	117,488,340
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	8,944,000	2,394,907
China East Education Holdings Ltd.(a)(b)	4,996,500	1,755,990
China Everbright Bank Co. Ltd., Class H	4,466,000	1,736,278
China Feihe Ltd.(a)	7,258,000	5,092,219
China Galaxy Securities Co. Ltd., Class H	711,500	649,404
China Hongqiao Group Ltd.	6,110,000	9,250,008
China Lesso Group Holdings Ltd., Class L	4,578,000	2,045,026
China Lilang Ltd.	3,838,000	1,907,154
China Merchants Bank Co. Ltd., Class A	10,271,317	54,983,690
China Merchants Bank Co. Ltd., Class H	2,276,500	11,722,527
China Minsheng Banking Corp. Ltd., Class A	1,791,700	1,007,930
China Pacific Insurance Group Co. Ltd., Class H	545,400	1,769,332
China Railway Group Ltd., Class H	7,449,000	3,797,403
China Railway Signal & Communication Corp. Ltd., Class H(a)	6,018,000	2,688,285
China Shenhua Energy Co. Ltd., Class A	2,024,600	11,990,684
China Shenhua Energy Co. Ltd., Class H	7,417,500	32,084,141
China Suntien Green Energy Corp. Ltd., Class H	5,612,000	2,658,637
China XLX Fertiliser Ltd.	4,036,000	2,130,240
Chlitina Holding Ltd.	463,000	1,518,172
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,537,000	1,266,614
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,653,000	2,785,349
CIMC Enric Holdings Ltd.	2,718,000	2,470,289
CITIC Ltd.	10,866,000	12,883,175
COFCO Sugar Holding Co. Ltd., Class A	406,600	565,468
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(b)	2,726,000	2,182,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2024

Investments	Shares	Value
CSPC Pharmaceutical Group Ltd.	10,416,000	$6,409,475
Daqin Railway Co. Ltd., Class A	1,966,600	1,816,189
EEKA Fashion Holdings Ltd.(b)	2,178,000	2,422,508
ENN Energy Holdings Ltd.	1,129,000	8,117,283
Ever Sunshine Services Group Ltd.	7,842,000	1,968,589
Flat Glass Group Co. Ltd., Class H(b)	1,569,000	2,205,663
Focus Media Information Technology Co. Ltd., Class A	2,012,700	1,927,301
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H(b)	838,000	1,963,401
Haidilao International Holding Ltd.(a)	2,981,000	6,101,726
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	176,100	547,861
Henan Shuanghui Investment & Development Co. Ltd., Class A	499,100	1,764,849
Hengan International Group Co. Ltd.	1,411,000	4,077,903
Huadian Power International Corp. Ltd., Class H(b)	5,794,000	2,983,541
Huaibei Mining Holdings Co. Ltd., Class A	505,400	968,600
Huaneng Power International, Inc., Class H	7,664,000	4,222,725
Huatai Securities Co. Ltd., Class H(a)	396,400	669,516
Huaxia Bank Co. Ltd., Class A	1,285,500	1,402,555
Huaxin Cement Co. Ltd., Class H	1,362,700	1,373,585
Industrial & Commercial Bank of China Ltd., Class H	87,380,823	58,606,722
Industrial Bank Co. Ltd., Class A	9,734,600	25,405,562
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	153,400	128,713
Jiangsu Expressway Co. Ltd., Class H	3,943,727	4,355,998
Jiangzhong Pharmaceutical Co. Ltd., Class A	135,600	419,277
JNBY Design Ltd.	1,501,500	3,390,381
Kinetic Development Group Ltd.	13,232,000	2,197,398
Livzon Pharmaceutical Group, Inc., Class H	680,800	2,414,542
Luolai Lifestyle Technology Co. Ltd., Class A	493,900	524,746
Metallurgical Corp. of China Ltd., Class H	10,438,000	2,203,711
Nanjing Iron & Steel Co. Ltd., Class A	2,049,000	1,308,971
New China Life Insurance Co. Ltd., Class H	257,600	782,621
Onewo, Inc., Class H(b)	1,001,100	2,635,508
PICC Property & Casualty Co. Ltd., Class H	2,008,000	3,169,186
Ping An Insurance Group Co. of China Ltd., Class H	4,760,000	28,218,256
Postal Savings Bank of China Co. Ltd., Class H(a)	4,040,000	2,381,993
Qingdao Port International Co. Ltd., Class H(a)	3,992,000	3,289,002
Shaanxi Coal Industry Co. Ltd., Class A	1,651,300	5,231,797
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,621,400	2,634,166
Shanghai Rural Commercial Bank Co. Ltd., Class A	235,400	272,867
Shenzhen Expressway Corp. Ltd., Class A	777,400	1,427,413
Shenzhen Expressway Corp. Ltd., Class H	2,676,000	2,521,685
Shenzhen Jinjia Group Co. Ltd., Class A	1,107,800	633,761
Sinopec Engineering Group Co. Ltd., Class H	5,351,000	4,636,002
Sinopharm Group Co. Ltd., Class H	1,965,600	5,389,746
Tian Lun Gas Holdings Ltd.	2,680,000	1,304,128
Tingyi Cayman Islands Holding Corp.	3,718,000	4,843,770
Uni-President China Holdings Ltd.	4,469,000	4,493,192
Weichai Power Co. Ltd., Class H	3,188,000	4,875,603
Xiamen C & D, Inc., Class A	653,800	936,862
Xiamen ITG Group Corp. Ltd., Class A	470,900	425,904
Xinyi Solar Holdings Ltd.(b)	10,524,000	4,254,064
Yihai International Holding Ltd.	1,792,000	3,478,828
Yutong Bus Co. Ltd., Class A	217,300	780,818
Zhejiang Expressway Co. Ltd., Class H	4,355,400	3,134,249
Zhejiang Meida Industrial Co. Ltd., Class A	234,900	234,852
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	660,000	1,166,900
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,094,800	1,457,300
Zhuzhou Kibing Group Co. Ltd., Class A	656,500	501,664
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(b)	5,001,200	3,669,802
Total China		686,128,551
Czech Republic — 0.6%
CEZ AS	313,555	12,342,578
Komercni Banka AS	52,307	1,825,542
Moneta Money Bank AS(a)	660,140	3,361,529
Total Czech Republic		17,529,649
Hungary — 0.5%
Magyar Telekom Telecommunications PLC	1,256,375	4,029,132
MOL Hungarian Oil & Gas PLC	1,374,491	9,445,551
Total Hungary		13,474,683
India — 4.3%
Bharat Petroleum Corp. Ltd.	4,758,779	16,255,624
Chennai Petroleum Corp. Ltd.	245,166	1,792,059
Coal India Ltd.	5,638,959	25,302,082
DB Corp. Ltd.	543,077	1,916,640
Hindustan Petroleum Corp. Ltd.	2,165,605	10,339,356
Hindustan Zinc Ltd.	1,157,666	6,003,752
Indian Oil Corp. Ltd.	8,772,707	13,977,719
Mindspace Business Parks REIT(a)	578,678	2,442,291
Oil & Natural Gas Corp. Ltd.	5,914,572	16,528,436
Vedanta Ltd.	4,585,178	23,803,213
Total India		118,361,172
Indonesia — 4.3%
ABM Investama Tbk. PT	7,991,300	1,757,639
AKR Corporindo Tbk. PT	46,110,900	3,208,711
Astra International Tbk. PT	64,019,200	19,490,157
Astra Otoparts Tbk. PT	16,464,200	2,352,759
Bank Mandiri Persero Tbk. PT	54,452,000	19,284,026
Bank Rakyat Indonesia Persero Tbk. PT	77,157,000	19,558,904
Bukit Asam Tbk. PT	21,098,100	3,604,832
Dharma Satya Nusantara Tbk. PT	43,871,500	2,589,495
Elnusa Tbk. PT	54,843,000	1,472,021
Erajaya Swasembada Tbk. PT	97,625,000	2,450,482
Hanjaya Mandala Sampoerna Tbk. PT	84,064,600	3,316,621
Indo Tambangraya Megah Tbk. PT, Class P	2,093,000	3,472,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2024

Investments	Shares	Value
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	74,879,400	$2,744,880
Perusahaan Gas Negara Tbk. PT	68,554,500	6,772,392
Telkom Indonesia Persero Tbk. PT	93,063,300	15,669,559
Unilever Indonesia Tbk. PT	29,166,500	3,415,897
United Tractors Tbk. PT	4,202,500	6,991,112
Total Indonesia		118,151,565
Malaysia — 4.3%
Alliance Bank Malaysia Bhd.	1,466,200	1,587,031
AMMB Holdings Bhd.	1,513,700	1,855,099
Bermaz Auto Bhd.	8,154,300	2,917,786
Carlsberg Brewery Malaysia Bhd., Class B	799,500	3,693,989
CIMB Group Holdings Bhd.	8,754,900	16,055,055
Genting Malaysia Bhd.	7,674,200	3,878,719
Heineken Malaysia Bhd.	758,800	4,093,091
Malayan Banking Bhd.	7,721,783	17,683,341
Matrix Concepts Holdings Bhd.	5,172,700	2,764,789
Maxis Bhd.	6,439,000	5,256,033
MISC Bhd.	3,646,400	6,197,616
Petronas Dagangan Bhd.	1,134,400	4,901,399
Petronas Gas Bhd.	2,089,500	8,261,738
Public Bank Bhd.	10,049,300	10,248,196
RHB Bank Bhd.	1,292,445	1,872,983
Sime Darby Bhd.	9,535,100	5,032,503
Telekom Malaysia Bhd.	3,980,400	5,919,638
TIME dotCom Bhd.	4,289,500	4,499,106
Uchi Technologies Bhd.	2,811,300	2,470,851
United Plantations Bhd.	907,700	6,309,139
Westports Holdings Bhd.	3,916,500	4,081,603
Total Malaysia		119,579,705
Mexico — 2.0%
Arca Continental SAB de CV	826,116	6,863,127
FIBRA Macquarie Mexico(a)	2,203,718	3,217,702
Grupo Aeroportuario del Centro Norte SAB de CV	748,828	6,463,054
Grupo Aeroportuario del Pacifico SAB de CV, Class B	567,239	9,999,436
Grupo Mexico SAB de CV, Series B	3,970,924	18,893,293
Kimberly-Clark de Mexico SAB de CV, Class A	3,697,784	5,228,498
Megacable Holdings SAB de CV, Series CPO	1,853,223	3,022,342
Total Mexico		53,687,452
Philippines — 1.3%
Aboitiz Power Corp.	7,009,400	4,568,319
DMCI Holdings, Inc.	13,540,100	2,532,697
Globe Telecom, Inc.	95,460	3,604,195
Manila Electric Co.	776,160	6,547,949
Manila Water Co., Inc.	6,245,100	2,914,992
PLDT, Inc.	294,044	6,582,885
Puregold Price Club, Inc.	6,303,900	3,362,007
Robinsons Land Corp.	12,800,000	2,943,037
Semirara Mining & Power Corp.	2,708,000	1,633,835
Total Philippines		34,689,916
Poland — 2.2%
Asseco Poland SA	214,264	4,990,122
Bank Handlowy w Warszawie SA	69,355	1,489,321
Bank Polska Kasa Opieki SA	158,541	5,292,888
Budimex SA	42,749	4,829,004
Eurocash SA	1,356,642	2,351,609
Grupa Kety SA	32,489	5,368,165
Orange Polska SA	3,066,543	5,468,493
Powszechna Kasa Oszczednosci Bank Polski SA	1,300,860	18,820,363
Powszechny Zaklad Ubezpieczen SA	112,103	1,244,081
Santander Bank Polska SA	60,962	6,753,549
Text SA	213,377	3,399,072
Total Poland		60,006,667
Romania — 0.5%
NEPI Rockcastle NV	1,722,851	12,598,633
Russia — 0.0%
Evraz PLC*^	2,288,532	0
GMK Norilskiy Nickel PAO*^	14,851,900	0
Magnit PJSC*^	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR*^	13	0
Mobile TeleSystems PJSC, ADR*^	1,549,581	0
Novolipetsk Steel PJSC*^	5,213,400	0
PhosAgro PJSC*^	95,795	0
PhosAgro PJSC, GDR*^(c)	1,853	0
Polyus PJSC*^	35,478	0
Sberbank of Russia PJSC*^	9,700,476	0
Severstal PAO, GDR*^(c)	775,843	0
Tatneft PJSC, ADR*^	3,217	0
Tatneft PJSC*^	1,371,750	0
Total Russia		0
Saudi Arabia — 7.3%
Abdullah Al Othaim Markets Co.	1,545,555	4,319,031
Alaseel Co.	2,255,777	2,551,512
Arabian Cement Co.	482,332	3,337,582
City Cement Co.	626,547	3,034,853
Eastern Province Cement Co.	336,353	3,079,402
Etihad Etisalat Co.	822,325	11,686,846
First Milling Co.	168,454	2,712,372
Jarir Marketing Co.	2,189,820	7,378,273
Mobile Telecommunications Co. Saudi Arabia	1,509,924	4,123,016
Nahdi Medical Co.	174,606	5,464,860
Qassim Cement Co.	246,751	3,454,278
Riyad Bank	127,120	967,593
Riyadh Cement Co.	437,123	3,751,854
SABIC Agri-Nutrients Co.	374,058	11,050,311
Sahara International Petrochemical Co.	564,801	3,739,886
Saudi Arabian Oil Co.(a)	10,427,651	77,845,215
Saudi Aramco Base Oil Co.	196,133	5,835,862
Saudi Cement Co.	351,469	3,989,501
Saudi Electricity Co.	1,658,148	7,458,003
Saudi Industrial Investment Group	1,008,254	4,481,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2024

Investments	Shares	Value
Saudi Investment Bank	524,276	$2,023,208
Saudi National Bank	2,380,594	21,161,399
United Electronics Co.	141,418	3,394,875
Yanbu National Petrochemical Co.	473,983	4,768,339
Total Saudi Arabia		201,609,319
South Africa — 4.9%
AVI Ltd.	898,169	5,222,422
Barloworld Ltd.	748,755	4,306,432
Equites Property Fund Ltd.	4,529,738	3,528,731
FirstRand Ltd.	3,867,474	15,568,274
Grindrod Ltd.	2,711,342	1,718,476
Growthpoint Properties Ltd.	9,045,362	6,102,144
Hyprop Investments Ltd.	1,633,717	4,023,255
Investec Ltd.	230,987	1,530,610
Kumba Iron Ore Ltd.	226,666	3,918,907
Momentum Group Ltd.	1,247,336	2,000,233
Motus Holdings Ltd.	354,709	2,284,085
Nedbank Group Ltd.	610,185	9,109,444
Netcare Ltd.	4,181,928	3,306,538
Old Mutual Ltd.	994,632	659,398
Omnia Holdings Ltd.	763,448	3,159,793
Redefine Properties Ltd.	26,778,582	6,456,945
Resilient REIT Ltd.	1,300,208	4,048,766
Reunert Ltd.	324,113	1,288,208
Sanlam Ltd.	1,192,308	5,489,545
Standard Bank Group Ltd.	2,039,921	23,973,126
Sun International Ltd.	1,124,595	2,592,469
Tiger Brands Ltd.	379,966	5,819,702
Truworths International Ltd.	1,423,148	7,814,116
Vodacom Group Ltd.	1,199,030	6,440,577
Woolworths Holdings Ltd.	1,733,454	5,727,655
Total South Africa		136,089,851
South Korea — 5.8%
Asia Paper Manufacturing Co. Ltd.*	230,696	1,143,960
Binggrae Co. Ltd.*	54,946	3,038,145
BNK Financial Group, Inc.	235,742	1,655,791
Cheil Worldwide, Inc.*	329,485	3,793,615
DB Insurance Co. Ltd.	38,317	2,675,670
Dongkuk Steel Mill Co. Ltd.	396,943	2,157,079
Dongsuh Cos., Inc.*	183,340	3,406,140
Dongwon Industries Co. Ltd.	76,755	1,926,500
GOLFZON Co. Ltd.*	41,531	1,845,007
GS Holdings Corp.*	141,464	3,776,473
Hana Tour Service, Inc.	79,755	2,941,749
Handsome Co. Ltd.*	78,909	788,474
Hanil Cement Co. Ltd.	197,455	1,947,523
Hankook & Co. Co. Ltd.	162,664	1,869,561
HD Hyundai Co. Ltd.	100,354	5,398,931
Hite Jinro Co. Ltd.*	196,882	2,610,561
Hyundai Motor Co.	219,952	31,674,642
Industrial Bank of Korea	147,887	1,439,541
Innocean Worldwide, Inc.	114,792	1,511,950
JB Financial Group Co. Ltd.	150,082	1,659,705
K Car Co. Ltd.	175,651	1,528,438
KB Financial Group, Inc.	234,403	13,199,748
KEPCO Plant Service & Engineering Co. Ltd.*	101,934	3,053,554
Korean Reinsurance Co.	160,032	864,215
KT Corp.	229,041	6,822,299
KT&G Corp.	172,875	12,576,784
LG Uplus Corp.	739,093	5,186,177
Lotte Innovate Co. Ltd.*	67,288	885,350
Lotte Shopping Co. Ltd.*	65,907	2,422,015
LX Hausys Ltd.*	55,123	1,194,460
MegaStudyEdu Co. Ltd.*	76,731	2,282,932
S-1 Corp.*	76,689	3,083,917
Samsung Fire & Marine Insurance Co. Ltd.	13,022	3,171,135
Samsung Securities Co. Ltd.*	11,533	340,784
SAMT Co. Ltd.*	439,436	777,591
SeAH Besteel Holdings Corp.*	165,444	2,220,680
SGC Energy Co. Ltd.*	60,915	1,022,043
Shinhan Financial Group Co. Ltd.	193,335	6,257,795
SK Telecom Co. Ltd.	299,716	11,238,205
TKG Huchems Co. Ltd.*	179,700	2,081,232
Woori Financial Group, Inc.	190,334	1,987,184
Total South Korea		159,457,555
Taiwan — 19.0%
Advancetek Enterprise Co. Ltd.	1,622,000	3,765,017
Alexander Marine Co. Ltd.	274,000	1,721,667
Alltek Technology Corp.	2,212,000	2,317,626
AMPOC Far-East Co. Ltd.	859,000	2,536,296
Apacer Technology, Inc.	1,357,000	1,854,340
Arcadyan Technology Corp.	716,000	3,832,848
Bafang Yunji International Co. Ltd., Class C	438,000	1,977,276
BenQ Materials Corp.	2,489,000	2,277,601
BES Engineering Corp.	8,495,000	2,759,589
Cathay Consolidated, Inc.	482,000	1,470,207
Charoen Pokphand Enterprise	1,349,000	3,715,619
CHC Healthcare Group	1,209,000	1,541,466
CHC Resources Corp.	866,000	1,772,441
Chicony Electronics Co. Ltd.	1,545,386	7,164,931
Chicony Power Technology Co. Ltd.	806,000	2,937,882
ChipMOS Technologies, Inc.	2,711,000	2,592,379
Chong Hong Construction Co. Ltd.	1,252,000	3,280,416
Chun Yuan Steel Industry Co. Ltd.	3,319,000	1,817,202
Cleanaway Co. Ltd.	652,000	3,579,740
Continental Holdings Corp.	3,119,000	2,858,849
CTBC Financial Holding Co. Ltd.	10,340,000	12,331,864
CTCI Corp.	2,497,000	2,939,932
DA CIN Construction Co. Ltd.	1,054,000	1,723,205
Da-Li Development Co. Ltd.	2,429,000	3,278,478
Darfon Electronics Corp.	1,879,000	2,496,010
Elan Microelectronics Corp.	840,000	3,868,901
Ennoconn Corp.	348,000	3,094,206
Eva Airways Corp.	7,266,000	9,829,252
Evergreen Aviation Technologies Corp.	1,044,000	3,095,268
Everlight Electronics Co. Ltd.	1,506,000	3,904,589
Far Eastern Department Stores Ltd.	3,965,000	2,721,179
Farglory Land Development Co. Ltd.	1,497,000	3,374,409
Feng Hsin Steel Co. Ltd.	1,405,000	2,982,751
FLEXium Interconnect, Inc.	1,366,000	2,679,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2024

Investments	Shares	Value
Flytech Technology Co. Ltd.	907,000	$2,423,499
Formosa International Hotels Corp.	494,000	2,878,006
Formosa Sumco Technology Corp.	571,000	1,706,843
Fulgent Sun International Holding Co. Ltd.	722,000	2,609,678
Fusheng Precision Co. Ltd.	507,000	4,871,357
Gemtek Technology Corp.	2,328,000	2,378,807
Getac Holdings Corp.	1,110,000	3,588,891
Global Brands Manufacture Ltd.	1,484,000	2,602,754
Global Mixed Mode Technology, Inc.	400,000	2,928,213
Goldsun Building Materials Co. Ltd.	2,828,000	4,269,884
Grape King Bio Ltd.	769,000	3,506,703
Greatek Electronics, Inc.	1,650,000	2,954,292
Heran Co. Ltd.	463,000	1,447,559
Holy Stone Enterprise Co. Ltd.	1,057,200	2,760,339
Hong TAI Electric Industrial	2,575,000	2,662,615
Hsin Kuang Steel Co. Ltd.	1,542,000	2,172,990
Huaku Development Co. Ltd.	981,200	3,411,881
Hung Ching Development & Construction Co. Ltd.	1,843,000	2,130,571
Iron Force Industrial Co. Ltd.	784,000	2,362,678
ITE Technology, Inc.	705,000	3,225,610
Kindom Development Co. Ltd.	1,833,000	2,845,848
Kung Long Batteries Industrial Co. Ltd.	782,000	3,697,174
L&K Engineering Co. Ltd.	474,000	3,245,833
Lelon Electronics Corp.	997,000	2,472,391
Lion Travel Service Co. Ltd.	742,000	2,795,132
Lite-On Technology Corp., ADR	3,269,000	9,921,320
Makalot Industrial Co. Ltd.	574,000	5,620,156
Mayer Steel Pipe Corp.	2,190,000	1,870,396
MediaTek, Inc.	2,015,000	86,968,689
METAAGE Corp.	1,475,000	2,285,531
Nak Sealing Technologies Corp.	559,000	1,935,259
Namchow Holdings Co. Ltd.	1,553,000	2,356,655
Nan Pao Resins Chemical Co. Ltd., Class L	351,000	3,361,772
Nichidenbo Corp.	1,231,000	2,617,112
Novatek Microelectronics Corp.	1,188,000	18,190,791
Pan German Universal Motors Ltd.	360,000	3,277,768
Pegatron Corp.	3,201,000	8,972,896
Powertech Technology, Inc.	1,495,000	5,563,300
Primax Electronics Ltd.	1,332,000	3,087,801
Promate Electronic Co. Ltd.	1,005,000	2,452,378
Raydium Semiconductor Corp.	254,000	3,052,540
Sanyang Motor Co. Ltd.	1,936,000	4,080,514
Sercomm Corp.	996,000	3,706,386
Sesoda Corp.	2,362,000	2,676,518
Shinkong Insurance Co. Ltd.	174,000	565,237
Sinon Corp.	2,687,000	3,540,649
Sinyi Realty, Inc.	2,039,000	1,784,969
Sitronix Technology Corp.	449,000	2,910,293
Standard Chemical & Pharmaceutical Co. Ltd.	1,469,000	2,773,600
Stark Technology, Inc.	723,000	3,043,328
Sunny Friend Environmental Technology Co. Ltd., Class T	860,000	2,250,698
Sunrex Technology Corp.	1,513,000	2,815,141
Supreme Electronics Co. Ltd.	1,848,299	3,343,169
Swancor Holding Co. Ltd.	728,000	1,969,638
Synnex Technology International Corp.	3,032,000	6,547,777
Systex Corp.	850,000	3,746,435
TaiDoc Technology Corp.	727,000	3,226,479
Taiwan Cogeneration Corp.	2,398,000	3,050,118
Taiwan Fertilizer Co. Ltd.	2,519,000	3,926,273
Taiwan FU Hsing Industrial Co. Ltd.	1,484,000	2,326,636
Taiwan Mobile Co. Ltd.	3,843,000	13,304,473
Taiwan Navigation Co. Ltd.	2,503,000	2,263,690
Taiwan Sakura Corp.	946,000	2,412,286
Taiwan Secom Co. Ltd.	960,000	3,616,343
Taiwan Surface Mounting Technology Corp.	843,000	2,802,757
Teco Electric & Machinery Co. Ltd.	3,152,000	5,018,664
Thye Ming Industrial Co. Ltd.	1,219,000	2,375,943
Topkey Corp.	408,000	2,544,983
Transcend Information, Inc.	971,000	2,564,889
Ttet Union Corp.	679,000	3,044,518
Tung Ho Steel Enterprise Corp.	1,819,000	3,767,332
TXC Corp.	957,000	2,933,658
U-Ming Marine Transport Corp.	1,653,000	2,929,412
United Integrated Services Co. Ltd.	521,000	7,659,778
United Microelectronics Corp.	18,695,000	24,548,788
Universal Cement Corp.	3,199,520	2,791,144
Wah Lee Industrial Corp.	712,000	2,671,262
Weikeng Industrial Co. Ltd.	2,362,000	2,409,947
Wistron NeWeb Corp.	1,151,000	4,827,357
Wowprime Corp.	537,000	3,873,797
Yankey Engineering Co. Ltd.	380,400	4,977,706
Yem Chio Co. Ltd.	4,551,000	2,394,569
Zenitron Corp.	2,480,000	2,159,679
Zero One Technology Co. Ltd.	1,058,000	4,469,582
Zippy Technology Corp.	1,149,000	2,292,077
Zyxel Group Corp.	2,295,000	2,779,103
Total Taiwan		523,294,069
Thailand — 4.0%
AAPICO Hitech PCL, NVDR	2,642,700	1,263,411
AP Thailand PCL, NVDR	12,203,700	2,899,251
Bangchak Corp. PCL, NVDR	2,557,900	2,700,818
Banpu PCL, NVDR	12,545,300	2,207,708
Ichitan Group PCL, NVDR	7,302,100	3,148,288
Intouch Holdings PCL, NVDR	2,211,900	6,292,838
Land & Houses PCL, NVDR	26,123,900	3,869,356
Major Cineplex Group PCL, NVDR	5,975,500	2,576,326
MBK PCL, NVDR	7,243,100	4,354,995
MC Group PCL, NVDR	6,589,400	2,067,945
Mega Lifesciences PCL, NVDR	2,956,800	2,883,520
MK Restaurants Group PCL, NVDR	3,517,300	2,537,779
Northeast Rubber PCL, NVDR	15,764,225	2,136,112
One Enterprise Public Co. Ltd., NVDR	12,310,400	1,567,008
Prima Marine PCL, NVDR	10,984,800	2,770,766
PTT Exploration & Production PCL, NVDR	4,101,700	14,315,950
PTT PCL, NVDR	14,820,100	13,800,797
Quality Houses PCL, NVDR	80,743,500	4,073,290
Rojana Industrial Park PCL, NVDR	11,650,700	2,152,791
Sabina PCL, NVDR	3,590,500	2,137,767
Sansiri PCL, NVDR	74,396,100	3,927,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2024

Investments	Shares	Value
SC Asset Corp. PCL, NVDR	32,850,200	$2,466,535
SCB X PCL, NVDR	355,400	1,224,798
Siam City Cement PCL, NVDR	630,800	3,024,954
Taokaenoi Food & Marketing PCL, Class R, NVDR	9,242,200	2,195,683
Thai Oil PCL, NVDR	2,267,400	1,878,693
Thai Vegetable Oil PCL, NVDR	4,508,415	3,041,312
Tipco Asphalt PCL, NVDR	5,784,200	3,070,656
TMBThanachart Bank PCL, NVDR(b)	21,090,300	1,150,549
TTW PCL, NVDR	15,584,777	4,159,597
WHA Utilities & Power PCL, NVDR	19,358,500	2,736,705
Total Thailand		108,633,841
Turkey — 1.6%
Aygaz AS	593,040	2,966,835
Bogazici Beton Sanayi Ve Ticaret AS	2,153,551	1,411,725
Enerjisa Enerji AS(a)	1,763,322	2,937,166
Galata Wind Enerji AS	2,896,819	2,770,618
KOC Holding AS	1,842,563	9,306,479
Logo Yazilim Sanayi ve Ticaret AS	827,320	2,524,507
Sok Marketler Ticaret AS	2,299,456	2,679,193
Torunlar Gayrimenkul Yatirim Ortakligi AS	2,018,490	3,639,053
Turkiye Petrol Rafinerileri AS	3,304,255	13,259,818
Vestel Beyaz Esya Sanayi ve Ticaret AS	4,623,939	2,216,478
Yapi ve Kredi Bankasi AS	680,877	589,597
Total Turkey		44,301,469
United States — 0.3%
JBS SA	1,393,261	8,186,566
TOTAL COMMON STOCKS
(Cost: $2,747,309,819)		2,735,543,121
RIGHTS — 0.0%
Taiwan — 0.0%
Fulgent Sun International Holding Co. Ltd.*^
(Cost: $0)	28,450	36,881
EXCHANGE-TRADED FUND — 0.1%
United States — 0.1%
WisdomTree Global High Dividend Fund(b)(d)
(Cost: $2,857,873)	52,500	2,746,895
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(e)
(Cost: $1,386,167)	1,386,167	1,386,167
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(e)
(Cost: $9,260,992)	9,260,992	9,260,992
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $2,760,814,851)		2,748,974,056
Other Assets less Liabilities — 0.1%		1,490,159
NET ASSETS — 100.0%		$2,750,464,215

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $36,881, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,882,949 and the total market value of the collateral held by the Fund was $13,694,760. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,433,768.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Global High Dividend Fund	$981,756	$7,883,101	$(5,976,492)	$53,945	$(195,415)	$2,746,895	$99,936

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	2,735,543,121	–	–		2,735,543,121
Rights	–	–	36,881	*	36,881
Exchange-Traded Fund	2,746,895	–	–		2,746,895
Mutual Fund	–	1,386,167	–		1,386,167
Investment of Cash Collateral for Securities Loaned	–	9,260,992	–		9,260,992
Total Investments in Securities	$2,738,290,016	$10,647,159	$36,881		$2,748,974,056

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 98.1%
Brazil — 6.5%
Ambev SA	66,336	$126,061
Banco do Brasil SA	86,483	338,353
BB Seguridade Participacoes SA	55,599	325,610
BRF SA	15,038	61,731
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,652	138,269
CPFL Energia SA	33,511	171,356
Embraer SA*	5,644	51,334
Klabin SA	48,108	180,663
NU Holdings Ltd., Class A*	18,346	190,065
Rede D'Or Sao Luiz SA(a)	18,180	74,805
Suzano SA	17,563	175,634
Telefonica Brasil SA	19,188	145,265
TIM SA	61,217	143,484
TOTVS SA	53,378	231,126
Vibra Energia SA	48,757	140,797
WEG SA	10,318	88,134
Total Brazil		2,582,687
Chile — 0.5%
Enel Chile SA	2,352,023	135,986
Latam Airlines Group SA*	5,159,919	71,236
Total Chile		207,222
China — 10.4%
Anhui Gujing Distillery Co. Ltd., Class B	23,000	331,649
BOC Aviation Ltd.(a)	40,700	316,202
Bosideng International Holdings Ltd.	796,000	397,593
China Resources Power Holdings Co. Ltd.	188,000	456,934
Fuyao Glass Industry Group Co. Ltd., Class H(a)	73,200	527,236
Hansoh Pharmaceutical Group Co. Ltd.(a)	158,000	351,475
Huaneng Power International, Inc., Class H	782,000	430,868
Pop Mart International Group Ltd.(a)	36,000	415,476
Vipshop Holdings Ltd., ADR	33,514	451,433
Want Want China Holdings Ltd.	761,000	446,728
Total China		4,125,594
Czech Republic — 0.5%
CEZ AS	4,795	188,747
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	11,383	78,224
India — 25.8%
ABB India Ltd.	1,522	122,883
Alkem Laboratories Ltd.	2,031	133,652
Apollo Hospitals Enterprise Ltd.	1,560	132,950
Asian Paints Ltd.	1,942	51,748
Aurobindo Pharma Ltd.	8,472	132,057
Bajaj Auto Ltd.	1,768	181,699
Bank of Baroda	64,090	180,074
Bharat Electronics Ltd.	41,031	140,494
Bharat Petroleum Corp. Ltd.	40,616	138,741
Bharti Airtel Ltd.	11,340	210,306
Bosch Ltd.	378	150,558
Britannia Industries Ltd.	2,663	148,144
BSE Ltd.	2,825	175,722
CG Power & Industrial Solutions Ltd.	13,102	111,410
Cipla Ltd.	8,626	154,054
Colgate-Palmolive India Ltd.	4,534	141,964
Cummins India Ltd.	919	35,144
Dr. Reddy’s Laboratories Ltd.	10,474	169,869
Eicher Motors Ltd.	2,401	135,228
Grasim Industries Ltd.	5,549	158,322
Havells India Ltd.	3,040	59,480
HCL Technologies Ltd.	13,464	301,539
Hero MotoCorp Ltd.	3,048	148,125
Hindustan Aeronautics Ltd.	612	29,868
Hindustan Unilever Ltd.	6,497	176,578
ICICI Bank Ltd.	18,319	274,238
ICICI Lombard General Insurance Co. Ltd.(a)	12,197	254,693
Indian Hotels Co. Ltd.	31,435	322,212
Indus Towers Ltd.*	39,349	157,095
Infosys Ltd.	14,667	322,074
InterGlobe Aviation Ltd.*(a)	2,179	115,913
ITC Ltd.	25,774	145,603
Jubilant Foodworks Ltd.	20,171	169,188
Larsen & Toubro Ltd.	2,149	90,556
LTIMindtree Ltd.(a)	3,780	246,627
Lupin Ltd.	5,753	158,296
Mankind Pharma Ltd.*	3,430	115,399
Marico Ltd.	11,556	86,319
Maruti Suzuki India Ltd.	1,331	168,811
MRF Ltd.	139	212,095
Nestle India Ltd.	5,469	138,623
NTPC Ltd.	32,613	126,984
Oracle Financial Services Software Ltd.	1,168	174,482
Page Industries Ltd.	326	180,925
Petronet LNG Ltd.	40,318	163,036
PI Industries Ltd.	2,792	120,195
Pidilite Industries Ltd.	4,315	146,376
SBI Cards & Payment Services Ltd.	36,818	285,487
Siemens Ltd.	1,990	151,924
Solar Industries India Ltd.	297	33,939
State Bank of India	22,525	209,152
Sun Pharmaceutical Industries Ltd.	9,345	205,901
Suzlon Energy Ltd.*	36,677	26,655
Tata Consultancy Services Ltd.	6,316	302,086
Tata Motors Ltd.	12,794	110,607
Tech Mahindra Ltd.	12,025	239,647
Torrent Pharmaceuticals Ltd.	4,722	185,323
Trent Ltd.	2,364	196,693
TVS Motor Co. Ltd.	6,481	179,297
Union Bank of India Ltd.	129,382	181,907
Vedanta Ltd.	20,767	107,809
Wipro Ltd.	70,998	250,319
Zomato Ltd.*	26,882	87,305
Zydus Lifesciences Ltd.	11,353	128,854
Total India		10,293,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2024

Investments	Shares	Value
Indonesia — 4.2%
Astra International Tbk. PT	646,200	$196,731
Bank Mandiri Persero Tbk. PT	590,400	209,088
Bank Negara Indonesia Persero Tbk. PT	782,800	211,568
Bank Rakyat Indonesia Persero Tbk. PT	908,500	230,300
Indofood CBP Sukses Makmur Tbk. PT	119,700	84,597
Indofood Sukses Makmur Tbk. PT	463,500	221,743
Kalbe Farma Tbk. PT	1,429,400	120,782
Telkom Indonesia Persero Tbk. PT	1,266,100	213,180
United Tractors Tbk. PT	114,200	189,978
Total Indonesia		1,677,967
Malaysia — 7.0%
AMMB Holdings Bhd.	267,400	327,709
Genting Malaysia Bhd.	181,500	91,734
Hong Leong Bank Bhd.	70,300	323,240
IHH Healthcare Bhd.	122,800	200,479
Kuala Lumpur Kepong Bhd.	36,000	175,512
Malaysia Airports Holdings Bhd.	65,300	154,506
MISC Bhd.	81,200	138,012
Mr. DIY Group M Bhd.(a)	322,500	133,428
Nestle Malaysia Bhd.	7,400	165,459
Petronas Dagangan Bhd.	31,600	136,534
Petronas Gas Bhd.	38,400	151,831
Press Metal Aluminium Holdings Bhd.	70,800	77,585
Public Bank Bhd.	338,100	344,792
Sime Darby Bhd.	199,500	105,293
Telekom Malaysia Bhd.	174,500	259,516
Total Malaysia		2,785,630
Mexico — 1.6%
Arca Continental SAB de CV	13,325	110,700
Cemex SAB de CV, Series CPO	125,513	70,505
Coca-Cola Femsa SAB de CV	16,585	129,208
Gruma SAB de CV, Class B	6,753	105,845
Kimberly-Clark de Mexico SAB de CV, Class A	29,614	41,873
Promotora y Operadora de Infraestructura SAB de CV	22,541	191,481
Total Mexico		649,612
Philippines — 2.9%
Bank of the Philippine Islands	119,358	251,736
BDO Unibank, Inc.	88,480	220,263
International Container Terminal Services, Inc.	22,430	149,675
Manila Electric Co.	13,790	116,337
Metropolitan Bank & Trust Co.	148,700	185,088
PLDT, Inc.	11,230	251,411
Total Philippines		1,174,510
Poland — 3.3%
Alior Bank SA	10,078	209,777
Bank Polska Kasa Opieki SA	3,386	113,042
mBank SA*	1,728	228,916
Powszechna Kasa Oszczednosci Bank Polski SA	18,315	264,975
Powszechny Zaklad Ubezpieczen SA	22,673	251,617
Santander Bank Polska SA	2,370	262,556
Total Poland		1,330,883
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	2,900	0
LUKOIL PJSC, ADR*^	46	0
LUKOIL PJSC*^	67	0
Magnit PJSC*^	32	0
MMC Norilsk Nickel PJSC, ADR*^	11	0
Mobile TeleSystems PJSC, ADR*^	1,696	0
Novolipetsk Steel PJSC*^	3,110	0
PhosAgro PJSC*^	178	0
PhosAgro PJSC, GDR*^(b)	4	0
Polyus PJSC*^	59	0
Rosneft Oil Co. PJSC*^	1,588	0
Sberbank of Russia PJSC, ADR*^	639	0
Severstal PAO, GDR*^(b)	475	0
VTB Bank PJSC*^	3,307	0
X5 Retail Group NV, GDR*^(b)	223	0
Total Russia		0
South Africa — 1.3%
Bid Corp. Ltd.	4,786	109,205
Clicks Group Ltd.	4,983	98,524
Harmony Gold Mining Co. Ltd.	4,412	35,231
Standard Bank Group Ltd.	22,359	262,763
Total South Africa		505,723
South Korea — 6.9%
DB Insurance Co. Ltd.	3,296	230,159
Hyundai Motor Co.	5,525	795,639
Hyundai Rotem Co. Ltd.*	2,739	92,469
Korea Electric Power Corp.*	10,035	136,672
Krafton, Inc.*	1,048	222,464
LG Uplus Corp.	46,140	323,762
Orion Corp.*	2,063	143,498
Samsung SDS Co. Ltd.*	3,167	274,933
SK Hynix, Inc.	1,973	233,064
SK Telecom Co. Ltd.	7,830	293,595
Total South Korea		2,746,255
Taiwan — 18.1%
Asia Vital Components Co. Ltd.	7,000	133,020
Asustek Computer, Inc.	11,000	206,683
Cheng Shin Rubber Industry Co. Ltd.	85,000	127,171
China Airlines Ltd.	139,000	108,751
Chunghwa Telecom Co. Ltd.	79,000	297,595
Compal Electronics, Inc.	198,000	227,385
Eva Airways Corp.	85,000	114,986
Far Eastern New Century Corp.	137,000	132,050
Far EasTone Telecommunications Co. Ltd.	106,000	289,051
Fortune Electric Co. Ltd.	2,000	34,346
International Games System Co. Ltd.	5,000	148,546
Jentech Precision Industrial Co. Ltd.	3,000	139,548
Largan Precision Co. Ltd.	2,000	163,187
Novatek Microelectronics Corp.	12,000	183,745
PharmaEssentia Corp.*	2,000	37,518
Pou Chen Corp.	124,000	139,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2024

Investments	Shares	Value
President Chain Store Corp.	12,000	$96,265
Realtek Semiconductor Corp.	13,000	225,228
Synnex Technology International Corp.	130,000	280,743
Taiwan Mobile Co. Ltd.	85,000	294,270
Taiwan Semiconductor Manufacturing Co. Ltd.	95,500	3,131,434
TCC Group Holdings Co. Ltd.	160,000	154,707
Uni-President Enterprises Corp.	48,000	118,446
Vanguard International Semiconductor Corp.	61,843	188,446
Zhen Ding Technology Holding Ltd.	60,000	219,616
Total Taiwan		7,192,303
Thailand — 6.1%
Advanced Info Service PCL, NVDR	36,400	306,403
Bangkok Dusit Medical Services PCL, NVDR	82,700	59,427
Bumrungrad Hospital PCL, NVDR	17,300	101,227
Charoen Pokphand Foods PCL, NVDR	197,500	132,072
CP ALL PCL, NVDR	75,000	122,635
Delta Electronics Thailand PCL, NVDR	39,900	178,464
Intouch Holdings PCL, NVDR	87,700	249,506
Kasikornbank PCL, NVDR	71,800	327,464
Krung Thai Bank PCL, NVDR	520,700	320,713
PTT Exploration & Production PCL, NVDR	30,800	107,500
SCB X PCL, NVDR	96,400	332,219
TMBThanachart Bank PCL, NVDR	3,277,000	178,772
Total Thailand		2,416,402
Turkey — 2.6%
Akbank TAS	100,016	183,426
Coca-Cola Icecek AS	22,909	38,840
KOC Holding AS	15,564	78,611
Pegasus Hava Tasimaciligi AS*	11,901	71,688
Turk Hava Yollari AO*	13,912	110,555
Turkcell Iletisim Hizmetleri AS	74,449	195,384
Turkiye Is Bankasi AS, Class C	502,421	192,383
Yapi ve Kredi Bankasi AS	191,063	165,449
Total Turkey		1,036,336
United States — 0.2%
JBS SA	15,391	90,435
TOTAL COMMON STOCKS
(Cost: $37,673,684)		39,081,784
PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Banco Bradesco SA, 9.57%	132,424	247,792
Cia Energetica de Minas Gerais, 12.53%	53,199	95,671
Itau Unibanco Holding SA, 7.37%	26,501	131,822
Petroleo Brasileiro SA, 16.28%	17,264	101,133
TOTAL PREFERRED STOCKS
(Cost: $679,378)		576,418
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost: $38,353,062)		39,658,202
Other Assets less Liabilities — 0.5%		186,890
NET ASSETS — 100.0%		$39,845,092

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2025	21,130,761,224	IDR	1,309,217	USD	$3,532	$-
Bank of America NA	1/6/2025	3,753,656,569	KRW	2,550,038	USD	-	(37)
Bank of America NA	1/6/2025	13,657,341	MXN	658,585	USD	-	(2,095)
Bank of America NA	2/5/2025	1,266,309	USD	20,474,955,922	IDR	-	(4,387)
Bank of America NA	2/5/2025	2,825,834	USD	4,156,462,995	KRW	-	(378)
Bank of America NA	2/6/2025	616,568	USD	12,855,927	MXN	1,926	-
Citibank NA	1/3/2025	59,858	USD	3,512,439	PHP	-	(855)
Citibank NA	1/6/2025	199,269,280	CLP	200,557	USD	-	(194)
Citibank NA	1/6/2025	667,506,916	INR	7,796,156	USD	-	(3,071)
Citibank NA	1/6/2025	173,428,358	TWD	5,289,224	USD	2,179	-
Citibank NA	1/6/2025	4,587	USD	4,468,222	CLP	94	-
Citibank NA	1/6/2025	3,150,230	USD	22,598,171	CNY	53,644	-
Citibank NA	1/6/2025	177,051	USD	4,226,092	CZK	3,214	-
Citibank NA	1/6/2025	124,313	USD	48,516,641	HUF	2,202	-
Citibank NA	1/6/2025	983,883	USD	15,617,374,112	IDR	13,654	-
Citibank NA	1/6/2025	275,365	USD	4,397,860,271	IDR	2,148	-
Citibank NA	1/6/2025	70,254	USD	1,115,526,841	IDR	952	-
Citibank NA	1/6/2025	2,723,934	USD	3,797,436,598	KRW	144,191	-
Citibank NA	1/6/2025	5,988,087	USD	194,097,845	TWD	66,045	-
Citibank NA	2/5/2025	208,093	USD	206,842,647	CLP	181	-
Citibank NA	2/5/2025	7,811,148	USD	670,899,494	INR	696	-
Citibank NA	2/5/2025	5,409,162	USD	177,323,149	TWD	-	(14,746)
Goldman Sachs	1/6/2025	1,767,867	CNY	245,639	USD	-	(3,392)
Goldman Sachs	1/6/2025	8,247,614	MXN	406,952	USD	-	(10,500)
Goldman Sachs	1/6/2025	12,282,021	MYR	2,750,733	USD	-	(3,683)
Goldman Sachs	1/6/2025	535,742	USD	3,240,438	BRL	11,530	-
Goldman Sachs	1/6/2025	2,320,656	USD	10,293,269	MYR	18,419	-
Goldman Sachs	1/6/2025	282,993	USD	1,253,518	MYR	2,626	-
Goldman Sachs	1/6/2025	5,252,143	ZAR	295,965	USD	-	(17,708)
Goldman Sachs	1/7/2025	828,751	USD	3,377,667	PLN	11,126	-
Goldman Sachs	1/7/2025	501,497	USD	2,042,417	PLN	7,093	-
Goldman Sachs	2/5/2025	2,730,480	USD	12,191,594	MYR	404	-
HSBC Holdings PLC	1/3/2025	52,686,581	PHP	911,454	USD	-	(765)
HSBC Holdings PLC	1/3/2025	838,219	USD	49,174,142	PHP	-	(11,757)
HSBC Holdings PLC	1/6/2025	22,444,459	CNY	3,120,753	USD	-	(45,231)
HSBC Holdings PLC	1/6/2025	52,610,307	HUF	133,192	USD	-	(778)
HSBC Holdings PLC	1/6/2025	25,850,504	INR	304,124	USD	-	(2,321)
HSBC Holdings PLC	1/6/2025	86,853,204	THB	2,541,202	USD	6,635	-
HSBC Holdings PLC	1/6/2025	36,238,445	TRY	1,021,140	USD	-	(46)
HSBC Holdings PLC	1/6/2025	2,621,869	USD	15,978,978	BRL	36,915	-
HSBC Holdings PLC	1/6/2025	190,289	USD	1,141,356	BRL	5,650	-
HSBC Holdings PLC	1/6/2025	12,647	USD	302,144	CZK	219	-
HSBC Holdings PLC	1/6/2025	8,879	USD	3,484,279	HUF	109	-
HSBC Holdings PLC	1/6/2025	7,643,370	USD	647,133,587	INR	88,141	-
HSBC Holdings PLC	1/6/2025	545,408	USD	46,223,833	INR	5,748	-
HSBC Holdings PLC	1/6/2025	194,191	USD	271,245,500	KRW	9,923	-
HSBC Holdings PLC	1/6/2025	71,036	USD	1,447,664	MXN	1,449	-
HSBC Holdings PLC	1/6/2025	953,064	USD	34,287,839	TRY	-	(13,067)
HSBC Holdings PLC	1/6/2025	68,076	USD	2,447,322	TRY	-	(882)
HSBC Holdings PLC	1/6/2025	55,160	USD	999,534	ZAR	2,205	-
HSBC Holdings PLC	1/6/2025	9,950,538	ZAR	531,440	USD	-	(4,264)
HSBC Holdings PLC	1/7/2025	5,703,046	PLN	1,389,445	USD	-	(8,919)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/7/2025	59,197	USD	241,063	PLN	$843	$-
HSBC Holdings PLC	2/4/2025	890,452	USD	51,761,098	PHP	-	(2,114)
HSBC Holdings PLC	2/5/2025	76,070	USD	30,097,217	HUF	438	-
HSBC Holdings PLC	2/5/2025	1,357,250	USD	5,576,590	PLN	8,741	-
HSBC Holdings PLC	2/5/2025	2,426,304	USD	82,877,194	THB	-	(8,793)
HSBC Holdings PLC	2/5/2025	1,056,973	USD	38,643,671	TRY	-	(442)
HSBC Holdings PLC	2/5/2025	516,476	USD	9,697,699	ZAR	4,146	-
HSBC Holdings PLC	2/7/2025	3,155,936	USD	22,729,054	CNY	34,315	-
Merrill Lynch International	1/6/2025	63,864	USD	62,555,103	CLP	966	-
Merrill Lynch International	1/6/2025	225,095	USD	1,614,155	CNY	3,910	-
Merrill Lynch International	1/6/2025	427,378	USD	13,864,133	TWD	4,375	-
Merrill Lynch International	1/6/2025	772,245	USD	13,979,459	ZAR	31,618	-
Morgan Stanley & Co. International	1/6/2025	20,360,772	BRL	3,299,963	USD	-	(6,157)
Morgan Stanley & Co. International	1/6/2025	4,582,829	CZK	189,698	USD	-	(1,187)
Morgan Stanley & Co. International	1/6/2025	994,501	USD	20,413,852	MXN	13,234	-
Morgan Stanley & Co. International	1/6/2025	165,295	USD	735,234	MYR	850	-
Morgan Stanley & Co. International	1/6/2025	1,225,830	USD	41,475,845	THB	9,137	-
Morgan Stanley & Co. International	1/6/2025	1,237,598	USD	42,352,201	THB	-	(4,803)
Morgan Stanley & Co. International	1/6/2025	88,351	USD	3,025,158	THB	-	(392)
Morgan Stanley & Co. International	2/5/2025	3,315,475	USD	20,583,461	BRL	4,089	-
Morgan Stanley & Co. International	2/5/2025	188,173	USD	4,544,073	CZK	1,167	-
UBS AG	1/6/2025	315,025,529	KRW	220,375	USD	-	(6,365)
UBS AG	1/6/2025	34,533,620	TWD	1,063,227	USD	-	(9,586)
UBS AG	1/6/2025	135,373	USD	132,245,955	CLP	2,401	-
						$623,080	$(188,915)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	39,081,784	–	–		39,081,784
Preferred Stocks	576,418	–	–		576,418
Total Investments in Securities	$39,658,202	$–	$0		$39,658,202
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$623,080	$–		$623,080
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(188,915)	$–		$(188,915)
Total - Net	$39,658,202	$434,165	$0		$40,092,367

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 100.1%
Brazil — 3.8%
Ambev SA	86,305	$164,009
Banco do Brasil SA	53,959	211,107
BB Seguridade Participacoes SA	40,791	238,889
CCR SA	199,580	328,549
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	37,429	536,184
CPFL Energia SA	51,756	264,651
Petroleo Brasileiro SA	60,514	386,033
Raia Drogasil SA	40,047	142,612
Rede D'Or Sao Luiz SA(a)	71,096	292,539
TIM SA	168,078	393,951
TOTVS SA	24,062	104,188
Ultrapar Participacoes SA	900	2,313
Vale SA	58,202	513,920
Vibra Energia SA	332,087	958,979
WEG SA	61,861	528,405
Total Brazil		5,066,329
Chile — 0.3%
Banco de Chile	3,191,065	362,736
China — 0.3%
Airtac International Group	12,786	329,161
Czech Republic — 0.2%
Moneta Money Bank AS(a)	56,731	288,883
Hungary — 0.3%
Richter Gedeon Nyrt	14,857	388,944
India — 34.5%
ABB India Ltd.	6,556	529,316
Adani Ports & Special Economic Zone Ltd.	57,886	832,383
APL Apollo Tubes Ltd.	59,411	1,088,275
Apollo Hospitals Enterprise Ltd.	4,798	408,905
Ashok Leyland Ltd.	87,792	226,110
Asian Paints Ltd.	11,410	304,042
Astral Ltd.	9,243	178,380
Bajaj Auto Ltd.	6,280	645,401
Bajaj Finserv Ltd.	12,676	232,173
Bank of Baroda	57,538	161,665
Bharat Electronics Ltd.	267,698	916,625
Bharat Forge Ltd.	8,544	129,686
Bharat Petroleum Corp. Ltd.	94,451	322,637
Bharti Airtel Ltd.	27,039	501,452
Bosch Ltd.	503	200,346
Britannia Industries Ltd.	7,321	407,272
Cipla Ltd.	58,023	1,036,249
Coal India Ltd.	82,013	367,993
Colgate-Palmolive India Ltd.	15,165	474,831
Container Corp. of India Ltd.	22,508	207,167
Cummins India Ltd.	10,046	384,174
Dabur India Ltd.	17,263	102,231
Dixon Technologies India Ltd.	1,474	308,807
DLF Ltd.	18,116	174,550
Dr. Reddy’s Laboratories Ltd.	21,474	348,269
Eicher Motors Ltd.	5,344	300,982
GAIL India Ltd.	536,047	1,195,769
Havells India Ltd.	9,089	177,833
HCL Technologies Ltd.	25,213	564,669
HDFC Asset Management Co. Ltd.(a)	6,869	336,900
HDFC Bank Ltd.	70,756	1,465,183
Hero MotoCorp Ltd.	5,738	278,852
Hindalco Industries Ltd.	53,696	377,850
Hindustan Aeronautics Ltd.	3,625	176,917
Hindustan Petroleum Corp. Ltd.	312,154	1,490,332
Hindustan Unilever Ltd.	19,608	532,915
ICICI Bank Ltd.	66,513	995,709
ICICI Lombard General Insurance Co. Ltd.(a)	8,701	181,691
Indian Hotels Co. Ltd.	65,568	672,079
Indian Oil Corp. Ltd.	100,943	160,834
Indian Railway Catering & Tourism Corp. Ltd.	17,332	159,303
IndusInd Bank Ltd.	17,002	190,676
Info Edge India Ltd.	15,717	1,592,972
Infosys Ltd.	64,069	1,406,897
ITC Ltd.	116,542	658,370
Kotak Mahindra Bank Ltd.	21,781	454,389
Larsen & Toubro Ltd.	19,528	822,884
LTIMindtree Ltd.(a)	2,601	169,703
Lupin Ltd.	11,888	327,104
Mahindra & Mahindra Ltd.	18,530	650,848
Marico Ltd.	30,912	230,900
Maruti Suzuki India Ltd.	4,610	584,687
MRF Ltd.	224	341,793
Nestle India Ltd.	22,198	562,652
NMDC Ltd.	3,963	3,051
NTPC Ltd.	160,666	625,577
Oil & Natural Gas Corp. Ltd.	121,055	338,292
Oracle Financial Services Software Ltd.	1,722	257,242
Persistent Systems Ltd.	5,724	431,752
Petronet LNG Ltd.	82,957	335,457
Phoenix Mills Ltd.	14,905	284,473
PI Industries Ltd.	5,297	228,035
Pidilite Industries Ltd.	15,863	538,116
Polycab India Ltd.	2,860	242,939
Power Grid Corp. of India Ltd.	244,633	882,080
Punjab National Bank	437,388	525,088
Reliance Industries Ltd.	114,030	1,618,873
Samvardhana Motherson International Ltd.	565,272	1,030,795
SBI Cards & Payment Services Ltd.	26,816	207,932
Shree Cement Ltd.	1,521	456,479
Siemens Ltd.	8,264	630,902
Solar Industries India Ltd.	2,095	239,401
Sona Blw Precision Forgings Ltd.(a)	25,357	176,167
State Bank of India	66,786	620,129
Sun Pharmaceutical Industries Ltd.	39,991	881,132
Supreme Industries Ltd.	2,644	145,167
Tata Consultancy Services Ltd.	23,040	1,101,975
Tata Consumer Products Ltd.	24,872	265,733
Tata Elxsi Ltd.	2,007	159,328
Tata Motors Ltd.	41,584	359,503
Tech Mahindra Ltd.	35,171	700,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2024

Investments	Shares	Value
Thermax Ltd.	3,966	$187,139
Titan Co. Ltd.	8,959	340,424
Torrent Pharmaceuticals Ltd.	13,368	524,649
Torrent Power Ltd.	11,064	192,032
Trent Ltd.	10,181	847,093
Tube Investments of India Ltd.	11,508	480,711
TVS Motor Co. Ltd.	28,178	779,543
UltraTech Cement Ltd.	5,248	700,419
Varun Beverages Ltd.	121,985	909,754
Zydus Lifesciences Ltd.	16,690	189,428
Total India		45,988,366
Indonesia — 2.4%
Astra International Tbk. PT	147,700	44,966
Bank Central Asia Tbk. PT	1,206,400	725,189
Bank Mandiri Persero Tbk. PT	1,184,700	419,558
Bank Negara Indonesia Persero Tbk. PT	620,800	167,784
Bank Rakyat Indonesia Persero Tbk. PT	1,099,900	278,819
Charoen Pokphand Indonesia Tbk. PT	2,125,500	628,604
Sumber Alfaria Trijaya Tbk. PT	1,929,800	341,717
United Tractors Tbk. PT	378,600	629,824
Total Indonesia		3,236,461
Malaysia — 3.2%
AMMB Holdings Bhd.	260,200	318,885
CIMB Group Holdings Bhd.	447,900	821,375
IHH Healthcare Bhd.	186,800	304,963
Malaysia Airports Holdings Bhd.	110,100	260,507
Mr. DIY Group M Bhd.(a)	397,300	164,376
Nestle Malaysia Bhd.	200	4,472
Petronas Dagangan Bhd.	79,100	341,767
Press Metal Aluminium Holdings Bhd.	330,600	362,281
Public Bank Bhd.	442,400	451,156
QL Resources Bhd.	502,150	534,549
Sime Darby Bhd.	433,900	229,007
Telekom Malaysia Bhd.	262,500	390,389
YTL Corp. Bhd.	34,500	20,600
YTL Power International Bhd.	58,500	57,826
Total Malaysia		4,262,153
Mexico — 4.2%
Arca Continental SAB de CV	75,936	630,854
Cemex SAB de CV, Series CPO	572,481	321,582
Coca-Cola Femsa SAB de CV	104,597	814,884
Gruma SAB de CV, Class B	23,719	371,765
Grupo Aeroportuario del Centro Norte SAB de CV	39,745	343,035
Grupo Aeroportuario del Pacifico SAB de CV, Class B	45,589	803,655
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,020	489,094
Grupo Carso SAB de CV, Series A1	24,828	137,652
Grupo Comercial Chedraui SA de CV	55,618	335,162
Kimberly-Clark de Mexico SAB de CV, Class A	15,669	22,155
Prologis Property Mexico SA de CV	126,213	351,517
Promotora y Operadora de Infraestructura SAB de CV	85,213	723,866
Wal-Mart de Mexico SAB de CV	80,843	213,414
Total Mexico		5,558,635
Philippines — 3.3%
Ayala Land, Inc.	565,600	256,180
Bank of the Philippine Islands	196,780	415,026
BDO Unibank, Inc.	98,110	244,236
International Container Terminal Services, Inc.	205,200	1,369,301
Jollibee Foods Corp.	36,640	170,389
Manila Electric Co.	98,080	827,436
Metropolitan Bank & Trust Co.	213,830	266,155
PLDT, Inc.	7,950	177,980
SM Investments Corp.	17,220	267,625
SM Prime Holdings, Inc.	373,400	162,348
Universal Robina Corp.	173,330	236,720
Total Philippines		4,393,396
Poland — 3.0%
Bank Polska Kasa Opieki SA	23,249	776,167
CD Projekt SA	7,790	361,060
KGHM Polska Miedz SA	30,400	846,366
LPP SA	127	478,103
ORLEN SA	45,838	523,787
Powszechna Kasa Oszczednosci Bank Polski SA	73,688	1,066,091
Total Poland		4,051,574
Romania — 0.2%
NEPI Rockcastle NV	40,614	296,997
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	99,300	0
MMC Norilsk Nickel PJSC, ADR*^	3	0
Mobile TeleSystems PJSC, ADR*^	24,869	0
Novolipetsk Steel PJSC*^	71,650	0
PhosAgro PJSC*^	2,975	0
PhosAgro PJSC, GDR*^(b)	60	0
Polyus PJSC*^	1,334	0
Severstal PAO, GDR*^(b)	8,497	0
Surgutneftegas PJSC*^	341,560	0
Surgutneftegas PJSC, ADR*^	749	0
TCS Group Holding PLC, GDR*^(b)	2,248	0
Total Russia		0
Saudi Arabia — 4.6%
Alinma Bank	50,517	389,223
Almarai Co. JSC*	12,011	182,847
Arab National Bank	93,788	526,175
Arabian Internet & Communications Services Co.	48	3,449
Bupa Arabia for Cooperative Insurance Co.	5,921	326,196
Co. for Cooperative Insurance	23,646	928,874
Dallah Healthcare Co.	5,889	235,096
Dr. Sulaiman Al Habib Medical Services Group Co.	4,153	309,922
Elm Co.	1,324	392,894
Etihad Etisalat Co.	40,215	571,534
Mouwasat Medical Services Co.	8,113	183,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2024

Investments	Shares	Value
Nahdi Medical Co.	1,831	$57,307
Riyad Bank	20,723	157,736
Saudi Awwal Bank	21,970	196,756
Saudi Investment Bank	101,855	393,064
Saudi National Bank	69,903	621,377
Saudi Telecom Co.	56,491	601,384
Savola Group*	5,798	56,631
Total Saudi Arabia		6,134,213
South Africa — 3.4%
Bid Corp. Ltd.	27,349	624,041
Bidvest Group Ltd.	21,963	306,889
Capitec Bank Holdings Ltd.	2,968	492,990
Clicks Group Ltd.	15,222	300,971
FirstRand Ltd.	112,168	451,525
Harmony Gold Mining Co. Ltd.	25,319	202,177
Kumba Iron Ore Ltd.	9,397	162,468
OUTsurance Group Ltd.	210,646	742,340
Shoprite Holdings Ltd.	27,404	427,688
Standard Bank Group Ltd.	64,635	759,590
Total South Africa		4,470,679
South Korea — 8.9%
Amorepacific Corp.*	1,227	87,348
DB Insurance Co. Ltd.	5,895	411,647
Hanjin Kal Corp.*	3,824	195,856
Hanmi Pharm Co. Ltd.	1,759	335,156
Hanmi Semiconductor Co. Ltd.	3,763	210,880
Hanwha Aerospace Co. Ltd.*	1,285	284,993
HD Hyundai Electric Co. Ltd.	1,523	395,195
Hyundai Glovis Co. Ltd.	9,082	728,584
Hyundai Motor Co.	5,169	744,373
Korea Aerospace Industries Ltd.*	6,010	224,127
KT Corp.	9,868	293,932
LG Electronics, Inc.	4,900	277,927
LG Innotek Co. Ltd.*	1,510	166,165
LS Electric Co. Ltd.*	2,925	319,492
Meritz Financial Group, Inc.*	5,856	413,697
NAVER Corp.*	2,944	397,759
Orion Corp.*	971	67,541
Posco DX Co. Ltd.	5,615	72,774
Posco International Corp.	4,171	112,339
Samsung Electronics Co. Ltd.	101,548	3,669,703
Samsung Fire & Marine Insurance Co. Ltd.	1,158	281,998
Samsung Life Insurance Co. Ltd.*	4,687	301,822
Yuhan Corp.*	23,097	1,874,871
Total South Korea		11,868,179
Taiwan — 21.8%
Accton Technology Corp.	46,000	1,084,598
Advantech Co. Ltd.	36,280	383,444
Alchip Technologies Ltd.	2,000	200,095
Asia Vital Components Co. Ltd.	23,000	437,066
Cheng Shin Rubber Industry Co. Ltd.	121,000	181,032
CTBC Financial Holding Co. Ltd.	454,000	541,457
E.Sun Financial Holding Co. Ltd.	513,000	421,704
Eclat Textile Co. Ltd.	23,000	357,090
Eva Airways Corp.	267,000	361,191
Far EasTone Telecommunications Co. Ltd.	211,000	575,376
Fortune Electric Co. Ltd.	23,000	394,973
Fubon Financial Holding Co. Ltd.	327,000	900,673
Global Unichip Corp.	2,000	82,966
Hotai Motor Co. Ltd.	21,000	396,498
Hua Nan Financial Holdings Co. Ltd.	509,000	405,995
MediaTek, Inc.	35,000	1,510,622
Mega Financial Holding Co. Ltd.	687,000	810,960
Nien Made Enterprise Co. Ltd.	48,000	536,595
Novatek Microelectronics Corp.	3,000	45,936
President Chain Store Corp.	107,000	858,363
Quanta Computer, Inc.	116,000	1,015,480
SinoPac Financial Holdings Co. Ltd.	911,000	636,334
Taiwan Business Bank	1,396,000	632,329
Taiwan Semiconductor Manufacturing Co. Ltd.	430,291	14,109,193
Voltronic Power Technology Corp.	10,000	567,341
Wistron Corp.	62,000	196,678
Wiwynn Corp.	13,000	1,038,906
Yageo Corp.	22,000	363,037
Total Taiwan		29,045,932
Thailand — 4.3%
Advanced Info Service PCL, NVDR	41,700	351,016
Airports of Thailand PCL, NVDR	196,300	342,568
Bangkok Dusit Medical Services PCL, NVDR	409,800	294,474
Bangkok Expressway & Metro PCL, NVDR	1,023,100	213,052
Bumrungrad Hospital PCL, NVDR	49,800	291,395
Central Pattana PCL, NVDR	243,900	407,752
Central Retail Corp. PCL, NVDR(c)	182,500	181,991
CP ALL PCL, NVDR(c)	265,700	434,456
Delta Electronics Thailand PCL, NVDR	138,000	617,246
Gulf Energy Development PCL, NVDR	196,400	342,742
Home Product Center PCL, NVDR(c)	909,900	250,860
Intouch Holdings PCL, NVDR	91,100	259,179
Kasikornbank PCL, NVDR	61,800	281,857
Krung Thai Bank PCL, NVDR	440,400	271,254
PTT Exploration & Production PCL, NVDR	88,100	307,491
PTT Oil & Retail Business PCL, NVDR	416,700	162,549
SCB X PCL, NVDR	99,600	343,247
Thai Oil PCL, NVDR	204,300	169,276
TMBThanachart Bank PCL, NVDR	3,954,900	215,753
Total Thailand		5,738,158
Turkey — 1.4%
Akbank TAS	78,114	143,259
BIM Birlesik Magazalar AS	23,344	348,901
Coca-Cola Icecek AS	1,676	2,841
KOC Holding AS	46,481	234,768
Turkcell Iletisim Hizmetleri AS	152,055	399,053
Turkiye Petrol Rafinerileri AS	98,776	396,383
Yapi ve Kredi Bankasi AS	349,730	302,844
Total Turkey		1,828,049
TOTAL COMMON STOCKS (Cost: $112,075,833)		133,308,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2024

Investments	Shares	Value
PREFERRED STOCKS — 1.1%
Brazil — 0.7%
Cia Energetica de Minas Gerais, 12.53%	244,439	$439,590
Itausa SA, 6.92%	331,818	474,267
Total Brazil		913,857
South Korea — 0.4%
Samsung Electronics Co. Ltd., 2.46%	17,103	513,502
TOTAL PREFERRED STOCKS
(Cost: $1,695,498)		1,427,359
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d)
(Cost: $23,415)	23,415	23,415
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d)
(Cost: $314,333)	314,333	314,333
TOTAL INVESTMENTS IN SECURITIES — 101.4% (Cost: $114,109,079)		135,073,952
Other Liabilities less Assets — (1.4)%		(1,847,883)
NET ASSETS — 100.0%		$133,226,069

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $298,779 and the total market value of the collateral held by the Fund was $314,333.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	133,308,845	–	–		133,308,845
Preferred Stocks	1,427,359	–	–		1,427,359
Mutual Fund	–	23,415	–		23,415
Investment of Cash Collateral for Securities Loaned	–	314,333	–		314,333
Total Investments in Securities	$134,736,204	$337,748	$0		$135,073,952

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 100.0%
Brazil — 4.3%
Allos SA	1,124,192	$3,295,502
Alupar Investimento SA	712,020	3,045,002
Armac Locacao Logistica E Servicos SA	530,144	431,643
Azzas 2154 SA	104,953	502,523
Bemobi Mobile Tech SA	268,492	590,193
Blau Farmaceutica SA	237,526	505,591
Boa Safra Sementes SA	322,983	543,720
Camil Alimentos SA	381,423	361,181
Cia de Saneamento de Minas Gerais Copasa MG	1,036,819	3,494,188
Cia de Sanena do Parana	930,365	4,185,088
Cury Construtora & Incorporadora SA	128,212	362,356
Cyrela Brazil Realty SA Empreendimentos & Participacoes	440,940	1,209,795
Dexco SA	1,291,209	1,245,677
Direcional Engenharia SA	547,469	2,357,240
EcoRodovias Infraestrutura e Logistica SA	317,930	218,203
Energisa SA	485,467	2,866,667
Even Construtora & Incorporadora SA	549,499	476,754
Fleury SA	431,849	843,727
Fras-Le SA	109,307	362,714
Grendene SA	2,137,502	1,688,453
Grupo SBF SA	128,018	222,141
Guararapes Confeccoes SA	212,197	212,614
Hypera SA	1,182,484	3,462,553
Iguatemi SA	201,053	562,038
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	118,838	245,838
Irani Papel & Embalagem SA	4,785	5,282
JHSF Participacoes SA	2,065,827	1,223,877
JSL SA	451,393	395,289
Kepler Weber SA	1,212,934	1,827,888
LOG Commercial Properties & Participacoes SA, Class E	116,710	340,239
Lojas Renner SA	2,708,082	5,312,844
M Dias Branco SA	55,213	179,192
Mahle Metal Leve SA	367,079	1,631,634
Mills Locacao Servicos & Logistica SA	216,572	300,432
Multiplan Empreendimentos Imobiliarios SA	712,645	2,431,680
Odontoprev SA	601,164	1,056,782
Porto Seguro SA	493,604	2,920,308
Santos Brasil Participacoes SA	683,850	1,453,410
Sao Martinho SA	697,610	2,626,546
SLC Agricola SA	1,115,260	3,159,198
Smartfit Escola de Ginastica e Danca SA	246,530	676,797
Tegma Gestao Logistica SA	159,951	741,261
TOTVS SA	563,103	2,438,228
Transmissora Alianca de Energia Eletrica SA	2,251,087	11,973,538
Tres Tentos Agroindustrial SA, Class S	78,181	173,880
Tupy SA	177,975	688,525
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	108,539	426,928
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	875,028	672,788
Vivara Participacoes SA	157,931	492,108
Wilson Sons SA	837,613	2,211,363
YDUQS Participacoes SA	4,084	5,652
Total Brazil		78,657,070
Chile — 1.4%
Aguas Andinas SA, Class A	17,663,196	5,319,250
Banco Itau Chile SA	404,547	4,134,859
Cencosud Shopping SA	1,718,540	2,688,769
Cia Cervecerias Unidas SA	375,055	2,164,630
Colbun SA	33,260,806	4,113,601
Parque Arauco SA	1,255,618	2,006,034
Plaza SA	554,663	909,134
SMU SA	21,691,296	3,487,532
Total Chile		24,823,809
China — 10.0%
3SBio, Inc.(a)	1,606,000	1,257,021
AIMA Technology Group Co. Ltd., Class A	57,000	318,483
AK Medical Holdings Ltd.(a)	8,000	4,995
Anhui Expressway Co. Ltd., Class H	2,604,000	3,593,597
Anhui Kouzi Distillery Co. Ltd., Class A	9,800	52,381
Anjoy Foods Group Co. Ltd., Class A	5,500	61,042
Autobio Diagnostics Co. Ltd., Class A	76,700	455,927
BAIC Motor Corp. Ltd., Class H(a)	12,483,000	3,856,770
Bank of Chongqing Co. Ltd., Class H	2,235,000	1,749,342
Bank of Suzhou Co. Ltd., Class A	6,549,300	7,234,873
Beijing Jingneng Clean Energy Co. Ltd., Class H	8,812,000	2,189,401
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	7,971,340	14,093,577
Beijing Yanjing Brewery Co. Ltd., Class A	163,100	267,483
Bethel Automotive Safety Systems Co. Ltd., Class A	11,500	69,847
Caida Securities Co. Ltd., Class A	279,700	270,499
Chifeng Jilong Gold Mining Co. Ltd., Class A	262,500	558,145
China Chunlai Education Group Co. Ltd.	62,000	34,959
China Communications Services Corp. Ltd., Class H	10,354,000	6,078,082
China Conch Venture Holdings Ltd.	2,042,500	1,756,435
China Datang Corp. Renewable Power Co. Ltd., Class H	4,567,000	1,222,892
China East Education Holdings Ltd.(a)(b)	2,234,000	785,126
China Lesso Group Holdings Ltd., Class L	2,628,000	1,173,947
China Lilang Ltd.(b)	2,063,000	1,025,133
China Medical System Holdings Ltd.	2,005,000	1,948,745
China National Medicines Corp. Ltd., Class A	49,700	231,660
China Nonferrous Mining Corp. Ltd.	3,982,000	2,686,124
China Rare Earth Resources & Technology Co. Ltd., Class A	97,100	370,994
China Reinsurance Group Corp., Class H	13,498,000	1,511,758
China Resources Medical Holdings Co. Ltd.	663,500	339,952
China Risun Group Ltd.	2,012,000	714,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
China Suntien Green Energy Corp. Ltd., Class H	10,617,000	$5,029,713
China World Trade Center Co. Ltd., Class A	32,400	107,949
China XLX Fertiliser Ltd.	1,698,000	896,221
Chlitina Holding Ltd.	185,000	606,613
Chongqing Brewery Co. Ltd., Class A	15,200	130,478
CIMC Enric Holdings Ltd.	1,704,000	1,548,702
COFCO Capital Holdings Co. Ltd., Class A	99,500	181,476
Dalipal Holdings Ltd.(b)	446,000	517,313
Dongyue Group Ltd.	1,088,000	1,137,309
Eastern Air Logistics Co. Ltd., Class A	70,300	161,542
EEKA Fashion Holdings Ltd.	617,500	686,822
Ever Sunshine Services Group Ltd.	3,716,000	932,833
Fu Shou Yuan International Group Ltd.	3,663,000	1,820,195
Fujian Funeng Co. Ltd., Class A	459,000	623,337
Gan & Lee Pharmaceuticals Co. Ltd., Class A	54,700	328,580
GRG Banking Equipment Co. Ltd., Class A	199,300	316,535
Guangshen Railway Co. Ltd., Class H	2,856,000	794,155
Guangzhou Port Co. Ltd., Class A	115,400	53,287
Guobo Electronics Co. Ltd., Class A	17,017	114,412
Hangcha Group Co. Ltd., Class A	67,980	165,656
Hangzhou Chang Chuan Technology Co. Ltd., Class A	66,100	397,329
Hangzhou EZVIZ Network Co. Ltd., Class A	30,460	125,259
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,165,000	3,624,409
Heilongjiang Agriculture Co. Ltd., Class A	383,800	771,103
Huaan Securities Co. Ltd., Class A	607,900	501,788
Hualan Biological Engineering, Inc., Class A	215,100	493,691
Huaxin Cement Co. Ltd., Class H	1,142,300	1,151,425
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	120,900	478,890
Hunan Valin Steel Co. Ltd., Class A	8,270,800	4,709,112
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	86,000	530,889
Ingenic Semiconductor Co. Ltd., Class A	54,800	509,073
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	7,374,600	4,349,522
Jason Furniture Hangzhou Co. Ltd., Class A	18,100	67,997
JCHX Mining Management Co. Ltd., Class A	43,700	216,074
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	142,000	470,980
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	235,500	370,179
Jiangsu Yoke Technology Co. Ltd., Class A	53,600	423,091
Jinan Acetate Chemical Co. Ltd.	117,000	3,201,177
Jinxin Fertility Group Ltd.(a)(b)	1,933,000	669,388
Jiumaojiu International Holdings Ltd.(a)	1,814,000	800,986
JNBY Design Ltd.	1,393,000	3,145,388
Jointown Pharmaceutical Group Co. Ltd., Class A	1,486,000	1,036,344
Juneyao Airlines Co. Ltd., Class A	132,200	246,699
Kinetic Development Group Ltd.	11,140,000	1,849,986
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H(b)	78,000	174,919
Liaoning Port Co. Ltd., Class A	968,900	228,318
Livzon Pharmaceutical Group, Inc., Class H	648,900	2,301,404
Livzon Pharmaceutical Group, Inc., Class A	723,200	3,743,322
Meihua Holdings Group Co. Ltd., Class A	4,721,300	6,450,268
Meitu, Inc.(a)	1,160,500	443,706
MicroPort NeuroScientific Corp.(b)	215,000	238,306
Nanjing Iron & Steel Co. Ltd., Class A	7,940,600	5,072,725
Onewo, Inc., Class H	229,900	605,238
People.cn Co. Ltd., Class A	26,300	78,956
Poly Property Services Co. Ltd., Class H(b)	231,000	904,022
Rockchip Electronics Co. Ltd., Class A	27,200	407,768
Sany Heavy Equipment International Holdings Co. Ltd.(b)	2,362,000	1,371,355
Shandong Linglong Tyre Co. Ltd., Class A	34,200	84,038
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,935,200	2,922,511
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	9,513	77,617
Shanghai Chicmax Cosmetic Co. Ltd.(b)	91,200	409,158
Shanghai Conant Optical Co. Ltd., Class H(b)	399,000	1,278,986
Shanghai Electric Power Co. Ltd., Class A	142,200	177,617
Shanghai Jinjiang International Hotels Co. Ltd., Class A	21,100	77,198
Shanghai Lingang Holdings Corp. Ltd., Class A	223,300	307,203
Shanghai M&G Stationery, Inc., Class A	61,300	252,581
Shenzhen Capchem Technology Co. Ltd., Class A	102,100	520,687
Shenzhen Expressway Corp. Ltd., Class H	3,580,000	3,373,554
Shenzhen Fortune Trend Technology Co. Ltd., Class A	11,122	259,056
Shenzhen Goodix Technology Co. Ltd., Class A	45,100	494,770
Shenzhen Kedali Industry Co. Ltd., Class A	28,600	380,528
Shenzhen Kinwong Electronic Co. Ltd., Class A	61,900	234,734
Sinoma International Engineering Co., Class A	643,200	830,557
Sinomine Resource Group Co. Ltd., Class A	138,800	671,171
Sinopec Engineering Group Co. Ltd., Class H	6,629,500	5,743,669
Southwest Securities Co. Ltd., Class A	568,500	361,628
Sunresin New Materials Co. Ltd., Class A	45,900	299,289
TangShan Port Group Co. Ltd., Class A	6,442,210	4,133,053
Tian Di Science & Technology Co. Ltd., Class A	1,430,794	1,204,428
Tian Lun Gas Holdings Ltd.	690,000	335,764
Tiangong International Co. Ltd.(b)	2,164,000	523,731
Tianli International Holdings Ltd.	940,000	461,048
Tianshui Huatian Technology Co. Ltd., Class A	320,900	507,478
Tong Ren Tang Technologies Co. Ltd., Class H(b)	616,888	412,161
Tongkun Group Co. Ltd., Class A	323,900	520,605
Topchoice Medical Corp., Class A	53,200	321,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
TravelSky Technology Ltd., Class H	908,000	$1,215,662
Wanguo Gold Group Ltd.	494,000	728,795
Weihai Guangwei Composites Co. Ltd., Class A	198,600	937,341
Western Superconducting Technologies Co. Ltd., Class A	84,133	490,714
Wintime Energy Group Co. Ltd., Class A	900,500	209,747
Wuchan Zhongda Group Co. Ltd., Class A	3,707,900	2,555,605
Xiamen Amoytop Biotech Co. Ltd., Class A	34,108	340,871
Xiamen C & D, Inc., Class A	4,876,648	6,987,991
Xiamen Tungsten Co. Ltd., Class A	347,300	911,595
Xtep International Holdings Ltd.	3,040,000	2,207,223
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	51,800	307,068
Yifeng Pharmacy Chain Co. Ltd., Class A	21,600	70,995
Yihai International Holding Ltd.	564,000	1,094,899
Yili Chuanning Biotechnology Co. Ltd., Class A	94,100	152,016
Yunda Holding Co. Ltd., Class A	348,800	357,281
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	18,500	107,575
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	1,197,800	908,772
Yunnan Copper Co. Ltd., Class A	1,484,000	2,464,069
Yunnan Tin Co. Ltd., Class A	238,000	454,831
Zhejiang Dingli Machinery Co. Ltd., Class A	70,700	621,340
Zhejiang Expressway Co. Ltd., Class H	6,118,000	4,402,657
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	284,600	692,747
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,433,200	1,907,748
Total China		181,532,386
Czech Republic — 0.4%
Moneta Money Bank AS(a)	1,320,480	6,724,077
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	1,024,169	3,284,459
India — 11.5%
360 ONE WAM Ltd.	374,856	5,494,086
Aditya Birla Real Estate Ltd.	21,231	622,110
Aditya Birla Sun Life Asset Management Co. Ltd.	160,620	1,569,827
Advanced Enzyme Technologies Ltd.	68,523	278,810
Alembic Pharmaceuticals Ltd.	72,534	903,352
Alkyl Amines Chemicals	181	3,725
Amara Raja Energy & Mobility Ltd.	88,688	1,243,038
Anand Rathi Wealth Ltd.	15,385	708,755
Angel One Ltd.	112,373	3,847,960
Apar Industries Ltd.	17,507	2,109,827
Apollo Tyres Ltd.	535,057	3,308,571
Arvind Ltd.	653,337	3,131,851
Asahi India Glass Ltd.	52,793	470,313
Aster DM Healthcare Ltd.(a)	128,763	772,980
Atul Ltd.	8,475	688,973
Avanti Feeds Ltd.	97,880	779,427
Bajaj Consumer Care Ltd.	248,047	572,039
Balmer Lawrie & Co. Ltd.	188,634	467,301
Balrampur Chini Mills Ltd.	66,182	409,551
Bata India Ltd.	47,525	763,220
Bayer CropScience Ltd.	29,635	1,921,448
BEML Ltd.	14,704	698,800
Bhansali Engineering Polymers Ltd.	267,792	428,117
Birla Corp. Ltd.	34,097	492,854
Birlasoft Ltd.	160,212	1,048,603
BLS International Services Ltd.	49,027	276,592
Brigade Enterprises Ltd.	49,548	719,372
Carborundum Universal Ltd.	54,218	810,385
Care Ratings Ltd.	96,621	1,557,030
Castrol India Ltd.	1,366,326	3,150,663
CCL Products India Ltd.	98,025	849,738
Ceat Ltd.	15,955	602,382
Cera Sanitaryware Ltd.	4,282	379,466
CESC Ltd.	2,774,440	6,025,336
Chambal Fertilisers & Chemicals Ltd.	449,379	2,592,700
Chennai Petroleum Corp. Ltd.	331,259	2,421,362
CIE Automotive India Ltd.	86,658	476,492
City Union Bank Ltd.	153,127	308,226
Clean Science & Technology Ltd.	32,111	533,760
CMS Info Systems Ltd.	121,253	694,614
Computer Age Management Services Ltd.	68,094	4,036,785
Concord Biotech Ltd.	30,774	794,658
CRISIL Ltd.	41,487	3,223,982
Crompton Greaves Consumer Electricals Ltd.	521,603	2,411,417
Cyient Ltd.	163,675	3,512,616
DB Corp. Ltd.	147,132	519,262
DCM Shriram Ltd.	33,223	447,022
Deepak Fertilisers & Petrochemicals Corp. Ltd.	93,771	1,310,447
Dhanuka Agritech Ltd.	19,449	335,669
Dr. Lal PathLabs Ltd.(a)	13,540	474,520
EIH Ltd.	147,024	721,006
Electrosteel Castings Ltd.	255,742	416,082
Elgi Equipments Ltd.	90,717	614,361
Emami Ltd.	380,385	2,669,154
Endurance Technologies Ltd.(a)	29,428	739,036
Engineers India Ltd.	831,998	1,768,781
EPL Ltd.	272,538	826,078
Equitas Small Finance Bank Ltd.(a)	346,441	259,061
FIEM Industries Ltd.	17,656	305,620
Finolex Cables Ltd.	53,267	735,415
Finolex Industries Ltd.	204,596	601,143
Firstsource Solutions Ltd.	529,852	2,327,014
Gabriel India Ltd.	79,801	441,818
Galaxy Surfactants Ltd.	20,144	592,635
Garden Reach Shipbuilders & Engineers Ltd.	23,325	440,379
GHCL Ltd.	307,164	2,595,765
Gillette India Ltd.	8,849	987,409
Gland Pharma Ltd.(a)	68,232	1,418,097
Glenmark Life Sciences Ltd.*	119,960	1,377,987
Godawari Power & Ispat Ltd.	278,425	657,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
Godfrey Phillips India Ltd.	32,709	$1,997,259
Godrej Agrovet Ltd.(a)	124,418	1,080,417
Graphite India Ltd.	117,818	777,942
Great Eastern Shipping Co. Ltd.	399,670	4,490,897
Grindwell Norton Ltd.	36,095	809,435
Gujarat Mineral Development Corp. Ltd.	211,929	796,586
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	330,218	2,156,101
Gujarat Pipavav Port Ltd.	1,632,123	3,474,949
Gujarat State Petronet Ltd.	424,243	1,793,328
Gulf Oil Lubricants India Ltd.	42,989	610,712
Happiest Minds Technologies Ltd.	1,470	12,616
HEG Ltd.	238,690	1,422,431
Heidelberg Cement India Ltd.	379,489	921,133
Hindustan Copper Ltd.	263,687	763,676
ICICI Securities Ltd.(a)	312,830	3,129,076
IIFL Securities Ltd.	115,023	440,269
IndiaMart InterMesh Ltd.(a)	14,487	380,527
Indian Energy Exchange Ltd.(a)	336,393	714,249
Indo Count Industries Ltd.	58,954	224,829
Ingersoll Rand India Ltd.	19,201	936,201
Intellect Design Arena Ltd.	37,928	423,498
Ipca Laboratories Ltd.	46,027	911,360
IRB Infrastructure Developers Ltd.	1,786,270	1,194,272
Jammu & Kashmir Bank Ltd.	151,296	178,168
Jamna Auto Industries Ltd.	688,639	782,799
JB Chemicals & Pharmaceuticals Ltd.	58,617	1,262,631
Jindal Saw Ltd.	282,464	961,411
JK Cement Ltd.	17,323	929,829
JK Lakshmi Cement Ltd.	52,873	516,355
JK Paper Ltd.	199,133	964,803
JK Tyre & Industries Ltd.	106,537	483,508
Jubilant Ingrevia Ltd.	75,613	726,908
Jubilant Pharmova Ltd.	29,796	384,641
Jupiter Wagons Ltd.	35,489	207,656
Jyothy Labs Ltd.	165,367	767,017
Kajaria Ceramics Ltd.	61,512	832,686
Kalpataru Projects International Ltd.	84,845	1,285,552
Kansai Nerolac Paints Ltd.	354,527	1,097,366
Karnataka Bank Ltd.	567,078	1,420,978
Karur Vysya Bank Ltd.	888,804	2,254,147
KEC International Ltd.	45,882	642,459
Kfin Technologies Ltd.	49,203	883,472
Kirloskar Brothers Ltd.	12,520	301,872
Kirloskar Ferrous Industries Ltd.	69,577	519,671
Kirloskar Oil Engines Ltd.	73,252	878,840
Kirloskar Pneumatic Co. Ltd.	26,245	471,169
KRBL Ltd.	218,137	766,032
KSB Ltd.	38,309	343,786
LA Opala RG Ltd.	962	3,577
Laurus Labs Ltd.(a)	193,370	1,361,278
LG Balakrishnan & Bros Ltd.	29,806	437,253
LT Foods Ltd.	87,534	428,500
Mahanagar Gas Ltd.	160,532	2,408,343
Maharashtra Seamless Ltd.	37,947	310,685
Man Infraconstruction Ltd.	125,303	359,969
Mastek Ltd.	18,548	645,176
Mindspace Business Parks REIT(a)	665,085	2,806,969
Mishra Dhatu Nigam Ltd.(a)	33,128	130,556
MOIL Ltd.	100,908	390,425
MSTC Ltd.	60,515	479,943
Narayana Hrudayalaya Ltd.	28,473	423,302
Natco Pharma Ltd.	114,494	1,855,281
National Aluminium Co. Ltd.	1,617,906	4,000,651
Nava Ltd.	140,769	1,625,243
Navin Fluorine International Ltd.	10,104	383,064
Navneet Education Ltd.	50,518	86,693
NBCC India Ltd.	1,291,636	1,402,316
NCC Ltd.	603,883	1,931,974
NESCO Ltd.	40,770	458,898
Newgen Software Technologies Ltd.	16,051	319,056
NIIT Learning Systems Ltd.	86,136	453,600
NLC India Ltd.	693,693	2,015,924
NOCIL Ltd.	201,237	572,822
Orient Cement Ltd.	84,047	336,723
PCBL Ltd.	440,330	2,314,447
PDS Ltd.	44,415	300,324
Praj Industries Ltd.	131,379	1,260,100
Puravankara Ltd.	85,567	379,743
Quess Corp. Ltd.(a)	155,638	1,203,365
Railtel Corp. of India Ltd.	105,919	499,880
Rallis India Ltd.	136,336	471,367
Ratnamani Metals & Tubes Ltd.	17,945	666,174
RBL Bank Ltd.(a)	195,562	360,909
Redington Ltd.	2,270,591	5,306,124
Relaxo Footwears Ltd.	8,247	59,723
Rhi Magnesita India Ltd.	48,427	284,576
Route Mobile Ltd.	21,762	354,046
RR Kabel Ltd.	12,645	212,634
Sanofi India Ltd.	15,727	1,124,713
Saregama India Ltd.	47,821	258,505
Siyaram Silk Mills Ltd.	90,045	908,930
SKF India Ltd.	25,112	1,313,563
Sonata Software Ltd.	235,146	1,646,307
South Indian Bank Ltd.	1,313,034	383,725
Sula Vineyards Ltd.	44,063	214,490
Sumitomo Chemical India Ltd.	53,162	330,781
Sun TV Network Ltd.	274,105	2,187,845
Sundram Fasteners Ltd.	70,979	878,141
Supreme Petrochem Ltd.	106,171	825,173
Surya Roshni Ltd.	34,863	242,149
Symphony Ltd.	13,783	216,637
Tamilnad Mercantile Bank Ltd.	96,876	511,346
Tanla Platforms Ltd.	44,814	351,833
Tata Chemicals Ltd.	338,485	4,160,008
Techno Electric & Engineering Co. Ltd.	36,621	671,862
Thyrocare Technologies Ltd.(a)	49,737	529,707
Time Technoplast Ltd.	61,923	357,013
Tips Music Ltd.	53,063	471,788
Transport Corp. of India Ltd.	42,224	567,417
Trident Ltd.	1,545,121	603,511
Triveni Engineering & Industries Ltd.	124,598	659,419
Triveni Turbine Ltd.	63,549	550,286
TTK Prestige Ltd.	11,880	112,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
Ujjivan Small Finance Bank Ltd.(a)	205,755	$81,255
Usha Martin Ltd.	193,147	848,943
UTI Asset Management Co. Ltd.	189,421	2,970,401
Vaibhav Global Ltd.	9,720	31,500
Vardhman Textiles Ltd.	134,146	792,838
V-Guard Industries Ltd.	60,466	298,397
Vinati Organics Ltd.	23,144	487,554
VST Industries Ltd.	193,197	758,673
Welspun Corp. Ltd.	153,853	1,462,447
West Coast Paper Mills Ltd.	20,975	136,144
Whirlpool of India Ltd.	14,684	315,612
Zensar Technologies Ltd.	149,937	1,316,379
Total India		209,898,889
Indonesia — 2.7%
ABM Investama Tbk. PT	4,245,100	933,685
AKR Corporindo Tbk. PT	43,013,025	2,993,140
Aspirasi Hidup Indonesia Tbk. PT	27,805,200	1,364,778
Astra Otoparts Tbk. PT	3,959,600	565,833
Bank CIMB Niaga Tbk. PT	21,319,600	2,291,576
Bank Tabungan Negara Persero Tbk. PT	13,565,500	960,837
Bukit Asam Tbk. PT	37,097,200	6,338,447
Ciputra Development Tbk. PT	15,952,000	971,293
Cisarua Mountain Dairy Tbk. PT	3,689,700	1,237,924
Dayamitra Telekomunikasi PT	48,280,700	1,934,828
Delta Dunia Makmur Tbk. PT	13,187,384	454,737
Dharma Satya Nusantara Tbk. PT	17,673,000	1,043,141
Elnusa Tbk. PT	27,305,800	732,905
Erajaya Swasembada Tbk. PT	13,080,100	328,323
ESSA Industries Indonesia Tbk. PT	47,162,600	2,373,514
Indo Tambangraya Megah Tbk. PT, Class P	2,930,700	4,861,739
Indocement Tunggal Prakarsa Tbk. PT	1,386,400	637,425
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	30,819,770	1,129,771
Jasa Marga Persero Tbk. PT	4,632,800	1,246,351
Map Aktif Adiperkasa PT	4,893,500	325,321
Mayora Indah Tbk. PT	7,847,500	1,355,455
MD Entertainment Tbk. PT	1,762,800	422,765
Medco Energi Internasional Tbk. PT, Class T	11,091,700	758,053
Medikaloka Hermina Tbk. PT	6,639,100	672,366
Mitra Adiperkasa Tbk. PT	4,518,200	395,816
Mitra Keluarga Karyasehat Tbk. PT	7,284,100	1,149,526
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,328,000	492,998
Pakuwon Jati Tbk. PT	49,305,100	1,219,225
Perusahaan Gas Negara Tbk. PT	77,830,500	7,688,754
Sarana Menara Nusantara Tbk. PT	47,363,600	1,927,503
Summarecon Agung Tbk. PT	21,002,000	639,390
XL Axiata Tbk. PT	5,996,600	838,294
Total Indonesia		50,285,713
Malaysia — 6.3%
Aeon Co. M Bhd.	2,171,200	762,336
AFFIN Bank Bhd.	992,600	645,972
Alliance Bank Malaysia Bhd.	3,212,900	3,477,678
AMMB Holdings Bhd.	8,419,800	10,318,798
Bank Islam Malaysia Bhd.	4,391,300	2,425,699
Bermaz Auto Bhd.	6,837,600	2,446,642
Bursa Malaysia Bhd.	1,964,800	3,937,070
Cahya Mata Sarawak Bhd.	1,660,200	445,542
Carlsberg Brewery Malaysia Bhd., Class B	312,300	1,442,943
CTOS Digital Bhd.	2,054,600	551,385
Dayang Enterprise Holdings Bhd.	1,479,600	691,572
Dialog Group Bhd.	6,061,400	2,507,792
DRB-Hicom Bhd.	3,775,000	937,102
Eco World Development Group Bhd.	4,224,700	1,974,645
Farm Fresh Bhd.	464,100	193,051
Fraser & Neave Holdings Bhd.	397,300	2,503,838
Frontken Corp. Bhd.	907,200	904,867
Genting Malaysia Bhd.	13,013,200	6,577,174
Heineken Malaysia Bhd.	722,600	3,897,822
Hibiscus Petroleum Bhd.	2,742,760	1,202,238
IJM Corp. Bhd.	6,301,600	4,284,214
Inari Amertron Bhd.	7,471,175	5,112,780
IOI Properties Group Bhd.	4,405,000	2,206,687
KPJ Healthcare Bhd.	7,819,400	4,249,389
Leong Hup International Bhd.	5,235,462	708,365
Mah Sing Group Bhd.	2,721,600	1,095,579
Malayan Cement Bhd.	536,700	588,131
Malaysian Pacific Industries Bhd.	126,400	732,139
Malaysian Resources Corp. Bhd.	4,479,200	525,904
Matrix Concepts Holdings Bhd.	4,160,100	2,223,558
MBSB Bhd.	22,755,828	3,765,920
Mega First Corp. Bhd.	1,288,400	1,322,544
Mi Technovation Bhd.	1,207,100	610,096
My EG Services Bhd.	7,770,643	1,668,303
Nationgate Holdings Bhd.	687,000	388,708
QL Resources Bhd.	2,803,100	2,983,955
Sam Engineering & Equipment M Bhd.	321,500	313,483
Scientex Bhd.	1,419,300	1,409,302
Sime Darby Property Bhd.	4,849,300	1,832,789
SKP Resources Bhd.	2,535,100	674,666
SP Setia Bhd. Group	2,799,500	914,071
Sunway Construction Group Bhd.	428,600	443,792
Syarikat Takaful Malaysia Keluarga Bhd.	2,030,600	1,766,529
TIME dotCom Bhd.	4,842,500	5,079,129
TSH Resources Bhd.	8,448,900	2,361,875
Uchi Technologies Bhd.	1,693,300	1,488,241
UEM Sunrise Bhd.	1,285,200	310,414
Unisem M Bhd.	1,348,300	910,626
United Plantations Bhd.	1,250,100	8,689,055
Velesto Energy Bhd.	11,769,900	407,992
ViTrox Corp. Bhd.	597,000	535,384
VS Industry Bhd.	5,171,550	1,306,911
Westports Holdings Bhd.	4,796,700	4,998,909
Yinson Holdings Bhd.	1,666,194	983,731
Total Malaysia		114,737,337
Mexico — 3.0%
Alsea SAB de CV	851,392	1,780,767
Bolsa Mexicana de Valores SAB de CV	3,586,799	5,754,680
Corp. Inmobiliaria Vesta SAB de CV	2,636,254	6,746,345
FIBRA Macquarie Mexico(a)	3,494,398	5,102,255
Genomma Lab Internacional SAB de CV, Class B	1,779,253	2,150,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
Gentera SAB de CV	4,978,928	$5,818,757
Grupo Aeroportuario del Centro Norte SAB de CV	1,197,272	10,333,526
La Comer SAB de CV	410,044	646,833
Megacable Holdings SAB de CV, Series CPO	1,225,352	1,998,374
Operadora De Sites Mexicanos SAB de CV	2,476,067	1,475,441
Promotora y Operadora de Infraestructura SAB de CV	466,341	3,961,468
Qualitas Controladora SAB de CV	882,004	7,440,686
Regional SAB de CV	302,705	1,704,183
Total Mexico		54,913,710
Philippines — 0.8%
Century Pacific Food, Inc.	749,500	543,548
DigiPlus Interactive Corp.	1,708,800	802,038
DMCI Holdings, Inc.	8,635,900	1,615,359
GT Capital Holdings, Inc.	69,760	793,536
LT Group, Inc.	4,629,500	840,345
Manila Water Co., Inc.	4,057,700	1,893,991
Megaworld Corp.	37,619,000	1,333,200
Puregold Price Club, Inc.	4,261,700	2,272,857
Robinsons Land Corp.	6,207,326	1,427,218
Semirara Mining & Power Corp.	4,461,800	2,691,967
Total Philippines		14,214,059
Poland — 2.3%
Alior Bank SA	460,210	9,579,445
Asseco Poland SA	212,482	4,948,620
Auto Partner SA	82,017	393,148
Budimex SA	60,861	6,874,968
CD Projekt SA	53,379	2,474,074
Eurocash SA	6,834	11,846
Grupa Kety SA	59,726	9,868,541
Orange Polska SA	2,377,104	4,239,033
Text SA	123,711	1,970,702
Warsaw Stock Exchange	195,850	1,917,913
Total Poland		42,278,290
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	1,751,359	4,894,147
Al Babtain Power & Telecommunication Co.	84,824	880,432
Al Hammadi Holding	159,146	1,626,446
Al Jouf Agricultural Development Co.	21,417	339,717
Al Masane Al Kobra Mining Co.	39,582	711,073
Alamar Foods	14,124	281,548
Alandalus Property Co.	112,790	724,037
Alaseel Co.	514,514	581,967
Al-Dawaa Medical Services Co.	56,146	1,171,514
Aldrees Petroleum & Transport Services Co.	62,315	1,993,470
AlJazira Takaful Ta'awuni Co.	129,702	568,184
Almunajem Foods Co.	56,765	1,447,301
Arabian Cement Co.	53,923	373,130
Arabian Drilling Co.	46,411	1,378,471
Astra Industrial Group	83,191	3,985,304
Ataa Educational Co.	29,211	556,637
Bawan Co.	123,258	1,837,028
Catrion Catering Holding Co.	82,884	2,691,182
City Cement Co.	270,130	1,308,449
East Pipes Integrated Co. for Industry	14,529	542,894
Eastern Province Cement Co.	247,357	2,264,619
Electrical Industries Co.	1,573,117	3,031,183
First Milling Co.	67,123	1,080,785
Gulf Insurance Group	115,703	976,150
Leejam Sports Co. JSC	50,097	2,471,918
Maharah Human Resources Co.	637,552	1,045,223
Mobile Telecommunications Co. Saudi Arabia	1,482,152	4,047,181
Modern Mills Co.	124,066	1,358,736
National Co. for Glass Industries	17,559	253,754
National Co. for Learning & Education	16,458	897,932
National Gas & Industrialization Co.	48,836	1,333,522
National Medical Care Co.	15,091	670,729
Northern Region Cement Co.	170,987	420,937
Qassim Cement Co.	95,169	1,332,275
Retal Urban Development Co.	311,794	1,342,638
Riyadh Cables Group Co.	61,811	2,266,875
Riyadh Cement Co.	350,565	3,008,921
Saudi Automotive Services Co.	52,688	890,426
Saudi Cement Co.	306,318	3,476,995
Saudi Chemical Co. Holding	406,473	1,002,822
Saudi Ground Services Co.	192,088	2,612,364
Saudi Paper Manufacturing Co.	21,815	376,801
Saudi Steel Pipe Co.	24,729	428,450
Saudia Dairy & Foodstuff Co.	35,631	3,203,319
Southern Province Cement Co.	23,232	213,314
Sumou Real Estate Co.	43,759	547,366
Sustained Infrastructure Holding Co.	134,351	1,144,204
Tanmiah Food Co.	22,813	734,650
Theeb Rent A Car Co.	70,514	1,437,529
United Electronics Co.	152,925	3,671,112
United International Transportation Co.	100,183	2,183,688
Yamama Cement Co.	221,704	2,068,112
Yanbu Cement Co.	272,590	1,762,904
Zahrat Al Waha For Trading Co., Class C	55,936	482,335
Total Saudi Arabia		81,932,700
South Africa — 9.6%
AECI Ltd.	422,573	1,957,675
Afrimat Ltd.(b)	401,471	1,509,505
AVI Ltd.	1,770,532	10,294,794
Barloworld Ltd.	632,939	3,640,322
Coronation Fund Managers Ltd.	2,309,213	4,792,198
DataTec Ltd.	569,301	1,504,560
Dis-Chem Pharmacies Ltd.(a)	676,351	1,293,920
DRDGOLD Ltd.	1,761,679	1,543,220
Equites Property Fund Ltd.(b)	4,980,113	3,879,579
Foschini Group Ltd.	960,376	8,550,247
Grindrod Ltd.	2,592,568	1,643,196
Growthpoint Properties Ltd.	18,935,521	12,774,202
Hosken Consolidated Investments Ltd.	51,684	449,188
Hyprop Investments Ltd.	2,728,889	6,720,269
Investec Ltd.	1,352,892	8,964,792
JSE Ltd.	362,992	2,322,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
Life Healthcare Group Holdings Ltd.	1,912,160	$1,659,840
Momentum Group Ltd.	5,856,623	9,391,702
Motus Holdings Ltd.	900,640	5,799,511
Mr. Price Group Ltd.	882,754	13,812,036
Netcare Ltd.	4,781,641	3,780,715
Old Mutual Ltd.	25,841,399	17,131,738
Omnia Holdings Ltd.	696,911	2,884,406
PSG Financial Services Ltd.	2,062,408	2,144,380
Redefine Properties Ltd.	42,224,244	10,181,257
Resilient REIT Ltd.	2,168,389	6,752,228
Reunert Ltd.	635,088	2,524,197
Santam Ltd.	169,672	3,530,472
Sun International Ltd.	844,490	1,946,758
Tiger Brands Ltd.	793,799	12,158,123
Truworths International Ltd.	1,424,378	7,820,869
Wilson Bayly Holmes-Ovcon Ltd.	97,273	1,202,484
Total South Africa		174,560,608
South Korea — 10.4%
Advanced Process Systems Corp.	23,149	247,820
Aekyung Industrial Co. Ltd.*	10,837	97,317
Ahnlab, Inc.*	5,302	238,422
Asia Cement Co. Ltd.	79,051	552,012
Asia Paper Manufacturing Co. Ltd.*	121,896	604,450
BGF retail Co. Ltd.*	22,033	1,534,071
BH Co. Ltd.	22,586	266,494
Binggrae Co. Ltd.*	17,122	946,731
BNK Financial Group, Inc.	1,386,933	9,741,458
Boryung*	56,268	393,301
Caregen Co. Ltd.	71,980	1,408,161
Cheil Worldwide, Inc.*	459,933	5,295,564
Cheryong Electric Co. Ltd.	6,783	211,717
Chong Kun Dang Pharmaceutical Corp.*	6,311	381,537
CJ CheilJedang Corp.	11,291	1,959,617
CJ Corp.	39,219	2,640,086
CJ Logistics Corp.	8,022	459,910
Classys, Inc.*	7,489	242,401
CLIO Cosmetics Co. Ltd.*	17,858	208,646
Coway Co. Ltd.*	142,041	6,454,874
CS Wind Corp.	7,605	216,452
Cuckoo Homesys Co. Ltd.*	24,702	346,497
Daesang Corp.*	47,992	625,593
Daesang Holdings Co. Ltd.*	56,654	391,766
Daewon Pharmaceutical Co. Ltd.*	37,884	366,706
Daewoong Pharmaceutical Co. Ltd.*	1,059	90,927
Daishin Securities Co. Ltd.	235,877	2,574,835
DB HiTek Co. Ltd.*	63,364	1,426,836
DGB Financial Group, Inc.	937,469	5,209,046
DongKook Pharmaceutical Co. Ltd., Class L*	34,385	385,858
Dongkuk Industries Co. Ltd.*	55,355	166,574
Dongkuk Steel Mill Co. Ltd.	233,951	1,271,343
Dongsuh Cos., Inc.*	195,082	3,624,286
Dongsung Finetec Co. Ltd.*	75,641	766,609
Dongwon F&B Co. Ltd.	15,456	325,992
Dongwon Industries Co. Ltd.	37,266	935,352
Dongwon Systems Corp.	9,872	270,245
Doosan Bobcat, Inc.	196,756	5,600,025
Douzone Bizon Co. Ltd.	8,842	382,594
Ecopro HN Co. Ltd.*	7,693	169,835
F&F Co. Ltd.*	29,590	1,091,422
Fila Holdings Corp.	78,419	2,146,714
GOLFZON Co. Ltd.*	161	7,152
Grand Korea Leisure Co. Ltd.	105,718	792,804
GS Holdings Corp.*	173,436	4,629,987
GS P&L Co. Ltd.*	13,410	202,223
GS Retail Co. Ltd.*	56,539	633,695
Hana Tour Service, Inc.	72,860	2,687,429
Hancom, Inc.*	33,953	487,794
Handsome Co. Ltd.*	60,562	605,147
Hanil Cement Co. Ltd.	107,993	1,065,148
Hanjin Kal Corp.*	14,590	747,265
Hanjin Transportation Co. Ltd.*	36,499	471,315
Hankook & Co. Co. Ltd.	120,163	1,381,081
Hanmi Science Co. Ltd.	26,504	530,206
Hansae Co. Ltd.	58,708	565,087
Hanwha General Insurance Co. Ltd.	197,882	541,701
Hanwha Life Insurance Co. Ltd.	1,020,532	1,705,335
Hanwha Systems Co. Ltd.*	103,026	1,581,624
HD Hyundai Construction Equipment Co. Ltd.*	30,596	1,211,661
HD Hyundai Infracore Co. Ltd.*	229,688	1,074,993
HDC Holdings Co. Ltd.*	70,418	569,696
HDC Hyundai Development Co.-Engineering & Construction, Class E*	83,330	1,021,707
Hite Jinro Co. Ltd.*	89,684	1,189,167
HK inno N Corp.*	11,762	286,430
HL Mando Co. Ltd.*	27,515	759,763
Hotel Shilla Co. Ltd.*	886	22,208
HPSP Co. Ltd.*	18,388	325,379
Humedix Co. Ltd.	17,811	511,167
Huons Co. Ltd.	25,669	477,757
Hyosung Heavy Industries Corp.*	2,349	627,081
Hyosung TNC Corp.*	6,276	1,018,893
Hyundai Autoever Corp.	4,920	421,433
Hyundai Department Store Co. Ltd.*	10,786	346,187
Hyundai Marine & Fire Insurance Co. Ltd.	262,085	4,397,310
Hyundai Wia Corp.	31,977	821,065
HyVision System, Inc.*	38,274	452,638
Iljin Electric Co. Ltd.*	18,851	348,938
Innocean Worldwide, Inc.	102,306	1,347,494
JB Financial Group Co. Ltd.	515,406	5,699,697
JW Pharmaceutical Corp.	1,842	30,030
JYP Entertainment Corp.*	21,235	1,008,271
K Car Co. Ltd.	102,115	888,560
KEPCO Engineering & Construction Co., Inc.*	8,696	313,071
KEPCO Plant Service & Engineering Co. Ltd.*	69,743	2,089,234
KG Dongbusteel*	29,216	109,747
KISWIRE Ltd.*	27,145	329,136
KIWOOM Securities Co. Ltd.	36,743	2,900,205
Koh Young Technology, Inc.*	12,122	66,779
Kolmar BNH Co. Ltd.*	56,632	444,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
Kolmar Korea Co. Ltd.*	13,958	$522,424
Kolon Industries, Inc.*	32,542	600,153
Korea Aerospace Industries Ltd.*	30,261	1,128,505
Korea Electric Terminal Co. Ltd.	10,392	472,251
Korea Electronic Power Industrial Development Co. Ltd.*	3,869	24,599
Korea Investment Holdings Co. Ltd.*	147,345	7,136,296
Korea United Pharm, Inc.*	34,683	429,017
Korean Reinsurance Co.	739,994	3,996,164
Kumho Petrochemical Co. Ltd.*	23,071	1,419,850
Kyung Dong Navien Co. Ltd.*	7,437	443,548
LEENO Industrial, Inc.	15,134	1,969,687
LG Uplus Corp.	1,057,934	7,423,468
LIG Nex1 Co. Ltd.*	15,864	2,376,125
Lotte Innovate Co. Ltd.*	21,702	285,547
Lotte Rental Co. Ltd.*	53,828	1,095,098
Lotte Shopping Co. Ltd.*	25,650	942,611
LS Electric Co. Ltd.*	15,412	1,683,422
LX Hausys Ltd.*	21,447	464,735
LX INTERNATIONAL Corp.*	85,780	1,576,163
LX Semicon Co. Ltd.*	42,963	1,660,561
MegaStudyEdu Co. Ltd.*	14,945	444,650
Mirae Asset Securities Co. Ltd.	653,794	3,566,189
Nexen Tire Corp.*	46,274	188,912
NH Investment & Securities Co. Ltd.	722,013	6,841,749
NHN KCP Corp.*	46,659	225,031
NICE Information Service Co. Ltd.*	151,756	1,255,570
NongShim Co. Ltd.*	3,880	985,715
Orion Corp.*	24,659	1,715,234
Paradise Co. Ltd.*	69,744	454,806
Partron Co. Ltd.	76,164	358,534
PharmaResearch Co. Ltd.*	4,016	716,095
Philoptics Co. Ltd.*	20,994	260,259
Poongsan Corp.*	37,243	1,263,654
Posco DX Co. Ltd.	19,041	246,783
PSK Holdings, Inc.*	4,838	125,046
S-1 Corp.*	73,808	2,968,063
Samsung Securities Co. Ltd.*	233,427	6,897,446
SAMT Co. Ltd.*	305,132	539,937
Samyang Corp.*	19,883	642,890
Samyang Foods Co. Ltd.	2,743	1,425,395
SeAH Besteel Holdings Corp.*	70,489	946,142
Seegene, Inc.	78,899	1,221,952
Sejin Heavy Industries Co. Ltd.*	59,759	342,605
SFA Engineering Corp.	374	4,954
SGC Energy Co. Ltd.*	43,627	731,982
Shinsegae International, Inc.*	9,885	67,818
Shinsegae, Inc.*	7,596	686,253
SL Corp.*	35,642	729,957
SM Entertainment Co. Ltd.*	887	45,550
SNT Motiv Co. Ltd.	30,344	830,665
Soop Co. Ltd.*	7,767	479,584
Soulbrain Co. Ltd.*	1,033	116,060
ST Pharm Co. Ltd.*	6,086	367,521
Sungwoo Hitech Co. Ltd.*	36,257	122,281
TKG Huchems Co. Ltd.*	95,481	1,105,832
Tokai Carbon Korea Co. Ltd.*	6,304	303,606
Tongyang Life Insurance Co. Ltd.	203,093	619,426
TS Corp.*	240,673	436,502
Unid Co. Ltd.	14,443	709,322
Total South Korea		188,655,296
Taiwan — 26.0%
AcBel Polytech, Inc.	381,000	351,546
Adlink Technology, Inc.	92,000	217,481
Advanced Energy Solution Holding Co. Ltd.	53,000	1,842,944
Advancetek Enterprise Co. Ltd.	912,000	2,116,952
Alexander Marine Co. Ltd.	2,508	15,759
Allied Supreme Corp.	145,000	1,357,806
Allis Electric Co. Ltd.	185,207	567,747
Alltek Technology Corp.	912,240	955,801
AMPOC Far-East Co. Ltd.	462,000	1,364,108
AP Memory Technology Corp.	185,000	1,785,981
Apacer Technology, Inc.	115,000	157,147
Arcadyan Technology Corp.	545,681	2,921,106
Asia Optical Co., Inc.	422,000	2,426,360
ASMedia Technology, Inc.	34,000	2,058,595
ASROCK, Inc.	118,000	833,229
Bank of Kaohsiung Co. Ltd.	804,000	282,023
BenQ Materials Corp.	546,000	499,626
BES Engineering Corp.	3,759,000	1,221,106
Bizlink Holding, Inc.	185,000	3,453,461
Bora Pharmaceuticals Co. Ltd.	59,000	1,353,322
C Sun Manufacturing Ltd.	37,000	233,052
Capital Futures Corp.	546,000	964,279
Capital Securities Corp.	8,385,340	6,304,767
Cathay Consolidated, Inc.	185,000	564,291
Cathay Real Estate Development Co. Ltd.	1,352,000	989,736
Central Reinsurance Co. Ltd.	1,718,000	1,354,613
Century Iron & Steel Industrial Co. Ltd.	142,000	710,336
Charoen Pokphand Enterprise	546,100	1,504,151
CHC Resources Corp.	85,000	173,969
Chenbro Micom Co. Ltd.	60,000	487,730
Cheng Loong Corp.	2,012,000	1,166,039
Cheng Uei Precision Industry Co. Ltd.	912,000	2,019,589
Chicony Electronics Co. Ltd.	2,085,652	9,669,786
Chicony Power Technology Co. Ltd.	628,625	2,291,348
China Bills Finance Corp.	2,034,000	933,725
China General Plastics Corp.	718,000	261,712
China Metal Products	441,000	416,996
China Steel Chemical Corp.	195,726	549,844
China Wire & Cable Co. Ltd.	184,000	202,608
Chin-Poon Industrial Co. Ltd.	405,000	479,312
ChipMOS Technologies, Inc.	1,646,000	1,573,979
Chong Hong Construction Co. Ltd.	755,000	1,978,206
Chun Yuan Steel Industry Co. Ltd.	1,277,000	699,176
Chung-Hsin Electric & Machinery Manufacturing Corp.	659,000	3,095,548
Cleanaway Co. Ltd.	260,161	1,428,388
Compeq Manufacturing Co. Ltd.	3,019,000	6,455,243
Continental Holdings Corp.	1,997,000	1,830,434
CTCI Corp.	1,317,190	1,550,841
Cub Elecparts, Inc.	13,000	42,230
Cyberlink Corp.	75,000	222,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
CyberPower Systems, Inc.	102,000	$1,208,711
DA CIN Construction Co. Ltd.	1,279,000	2,091,061
Da-Li Development Co. Ltd.	548,650	740,526
Darfon Electronics Corp.	686,000	911,263
Daxin Materials Corp.	86,000	498,406
Delpha Construction Co. Ltd.	546,000	652,845
Depo Auto Parts Ind Co. Ltd.	281,000	1,838,506
Dynamic Holding Co. Ltd.	72,000	134,405
Edom Technology Co. Ltd.	203,000	190,712
Elan Microelectronics Corp.	185,409	853,963
Ennoconn Corp.	197,243	1,753,766
Eternal Materials Co. Ltd.	1,980,319	1,679,235
Evergreen Aviation Technologies Corp.	180,000	533,667
Evergreen International Storage & Transport Corp.	1,920,000	1,830,133
Everlight Electronics Co. Ltd.	1,252,165	3,246,474
Far Eastern Department Stores Ltd.	3,201,841	2,197,423
Far Eastern International Bank	10,674,670	4,297,935
Faraday Technology Corp.	185,582	1,364,220
Farglory F T Z Investment Holding Co. Ltd.	71,429	92,488
Farglory Land Development Co. Ltd.	952,640	2,147,359
FDC International Hotels Corp.	102,000	182,318
Feng Hsin Steel Co. Ltd.	806,950	1,713,118
FIC Global, Inc.	167,000	204,519
FLEXium Interconnect, Inc.	846,028	1,659,309
Flytech Technology Co. Ltd.	546,000	1,458,909
Formosa Advanced Technologies Co. Ltd.	185,000	159,130
Formosa International Hotels Corp.	185,000	1,077,796
Formosa Laboratories, Inc.	33,000	69,252
Formosa Sumco Technology Corp.	33,000	98,644
Fositek Corp.	17,871	441,535
Foxsemicon Integrated Technology, Inc.	488,197	4,526,892
Fulgent Sun International Holding Co. Ltd.	358,000	1,293,996
Fusheng Precision Co. Ltd.	413,000	3,968,186
G Shank Enterprise Co. Ltd.	546,103	1,430,867
Gemtek Technology Corp.	1,279,000	1,306,913
Genius Electronic Optical Co. Ltd.	185,280	2,865,286
Getac Holdings Corp.	1,521,292	4,918,695
Giant Manufacturing Co. Ltd.	689,051	2,973,988
Global Brands Manufacture Ltd.	911,400	1,598,484
Global Mixed Mode Technology, Inc.	243,000	1,778,889
Global PMX Co. Ltd.	103,000	342,448
Gold Circuit Electronics Ltd.	396,000	2,917,049
Goldsun Building Materials Co. Ltd.	3,839,000	5,796,352
Gourmet Master Co. Ltd.	249,000	735,201
Grape King Bio Ltd.	333,988	1,523,013
Great Wall Enterprise Co. Ltd.	1,661,259	2,609,612
Greatek Electronics, Inc.	1,199,000	2,146,786
HD Renewable Energy Co. Ltd.	57,583	367,968
Heran Co. Ltd.	181,000	565,892
Highwealth Construction Corp.	1,473,447	1,952,791
Hiwin Technologies Corp.	410,000	4,114,444
Hiyes International Co. Ltd.	180,000	1,103,570
Holy Stone Enterprise Co. Ltd.	130,900	341,779
Hong TAI Electric Industrial	546,000	564,578
Hsin Kuang Steel Co. Ltd.	277,000	390,349
Huaku Development Co. Ltd.	1,206,425	4,195,045
Huang Hsiang Construction Corp.	216,000	426,275
Hung Ching Development & Construction Co. Ltd.	180,000	208,086
Hung Sheng Construction Ltd.	529,000	411,460
IBF Financial Holdings Co. Ltd.	8,619,000	3,930,334
Ichia Technologies, Inc.	546,000	640,354
Iron Force Industrial Co. Ltd.	220,905	665,724
ITE Technology, Inc.	450,000	2,058,900
J&V Energy Technology Co. Ltd.	118,000	638,869
JPC connectivity, Inc.	243,000	1,085,864
JSL Construction & Development Co. Ltd.	58,000	163,821
Kaori Heat Treatment Co. Ltd.	58,577	566,393
Kenda Rubber Industrial Co. Ltd.	2,375,000	1,966,821
Kindom Development Co. Ltd.	1,068,200	1,658,448
King Slide Works Co. Ltd.	124,004	5,862,716
King Yuan Electronics Co. Ltd.	2,119,000	7,206,714
King's Town Bank Co. Ltd.	4,571,000	7,068,880
Kinik Co.	185,495	1,621,020
Kinpo Electronics	1,163,000	932,968
KMC Kuei Meng International, Inc.	100,000	364,501
KS Terminals, Inc.	143,000	339,786
Kung Long Batteries Industrial Co. Ltd.	383,000	1,810,764
L&K Engineering Co. Ltd.	351,981	2,410,277
Lelon Electronics Corp.	539,000	1,336,629
Lian HWA Food Corp.	180,282	761,612
Lien Hwa Industrial Holdings Corp.	1,436,078	2,220,841
Lintes Technology Co. Ltd.	69,406	333,433
Lion Travel Service Co. Ltd.	426,000	1,604,752
Lotus Pharmaceutical Co. Ltd.	143,000	1,175,510
Machvision, Inc.	145,000	1,751,437
Makalot Industrial Co. Ltd.	710,218	6,953,895
Marketech International Corp.	185,000	832,329
Mayer Steel Pipe Corp.	626,000	534,643
Merida Industry Co. Ltd.	464,043	2,137,306
Merry Electronics Co. Ltd.	880,622	2,900,980
METAAGE Corp.	24,000	37,188
momo.com, Inc.	211,000	2,146,395
MSSCORPS Co. Ltd.	81,897	395,939
Nak Sealing Technologies Corp.	121,000	418,902
Namchow Holdings Co. Ltd.	247,000	374,819
Nan Pao Resins Chemical Co. Ltd., Class L	185,000	1,771,874
Nichidenbo Corp.	1,230,000	2,614,986
Nien Made Enterprise Co. Ltd.	334,000	3,733,807
Nuvoton Technology Corp.	426,872	1,158,828
O-Bank Co. Ltd.	4,567,000	1,377,713
Orient Semiconductor Electronics Ltd.	306,000	323,879
Pan Jit International, Inc.	774,000	1,211,127
Pan-International Industrial Corp.	1,099,000	1,374,399
Pegavision Corp.	69,000	793,454
Phoenix Silicon International Corp.	185,000	787,186
Posiflex Technology, Inc.	236,000	2,645,457
Pou Chen Corp.	5,852,000	6,586,613
Powertech Technology, Inc.	2,600,000	9,675,304
President Securities Corp.	1,281,520	1,006,547
Primax Electronics Ltd.	2,008,000	4,654,883
Prince Housing & Development Corp.	2,379,000	743,789
Promate Electronic Co. Ltd.	912,000	2,225,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
Qisda Corp.	5,734,000	$5,876,631
Raydium Semiconductor Corp.	180,000	2,163,217
Rechi Precision Co. Ltd.	918,000	701,426
Rexon Industrial Corp. Ltd.	251,000	231,596
Ruentex Engineering & Construction Co.	118,000	538,090
Run Long Construction Co. Ltd.	368,000	419,808
Sakura Development Co. Ltd.	98,000	158,429
San Fu Chemical Co. Ltd.	185,000	730,757
Sanyang Motor Co. Ltd.	1,079,000	2,274,212
Scientech Corp.	29,000	349,845
ScinoPharm Taiwan Ltd.	123,000	82,727
SDI Corp.	208,000	598,917
Sercomm Corp.	632,488	2,353,659
Sesoda Corp.	949,000	1,075,366
ShenMao Technology, Inc.	185,000	361,711
Shihlin Electric & Engineering Corp.	229,000	1,341,122
Shin Zu Shing Co. Ltd.	621,072	3,978,256
Shinfox Energy Co. Ltd.	52,619	182,970
Shinkong Insurance Co. Ltd.	650,000	2,111,516
Shiny Chemical Industrial Co. Ltd.	185,637	897,481
ShunSin Technology Holding Ltd.	19,000	139,090
Sigurd Microelectronics Corp.	2,379,000	4,898,123
Sinbon Electronics Co. Ltd.	435,120	3,477,297
Sincere Navigation Corp.	320,000	244,506
Sinon Corp.	2,031,000	2,676,240
Sinyi Realty, Inc.	1,344,000	1,176,556
Sitronix Technology Corp.	412,000	2,670,469
Sonix Technology Co. Ltd.	466,000	592,014
Standard Chemical & Pharmaceutical Co. Ltd.	180,000	339,856
Standard Foods Corp.	503,896	563,309
Stark Technology, Inc.	436,000	1,835,257
Sunny Friend Environmental Technology Co. Ltd., Class T	218,000	570,526
Sunonwealth Electric Machine Industry Co. Ltd.	280,000	833,565
Sunrex Technology Corp.	584,000	1,086,611
Supreme Electronics Co. Ltd.	1,810,868	3,275,465
Swancor Holding Co. Ltd.	296,000	800,842
Symtek Automation Asia Co. Ltd.	133,000	839,757
Syncmold Enterprise Corp.	438,000	1,211,749
Synnex Technology International Corp.	5,301,600	11,449,108
Systex Corp.	547,000	2,410,941
TA Chen Stainless Pipe	5,271,800	4,864,248
Ta Ya Electric Wire & Cable	551,976	745,857
Taichung Commercial Bank Co. Ltd.	5,994,174	3,428,168
TaiDoc Technology Corp.	180,000	798,853
Taiflex Scientific Co. Ltd.	25,000	34,201
Tainan Spinning Co. Ltd.	1,762,000	755,116
Taiwan Business Bank	3,944,810	1,786,833
Taiwan Cogeneration Corp.	413,223	525,596
Taiwan Fertilizer Co. Ltd.	2,153,000	3,355,802
Taiwan FU Hsing Industrial Co. Ltd.	700,000	1,097,470
Taiwan Hon Chuan Enterprise Co. Ltd.	631,608	2,841,653
Taiwan Mask Corp.	27,000	40,560
Taiwan Navigation Co. Ltd.	1,518,000	1,372,865
Taiwan Paiho Ltd.	546,000	1,135,817
Taiwan PCB Techvest Co. Ltd.	764,302	798,467
Taiwan Sakura Corp.	572,000	1,458,592
Taiwan Secom Co. Ltd.	605,000	2,279,050
Taiwan Surface Mounting Technology Corp.	1,056,000	3,510,927
Teco Electric & Machinery Co. Ltd.	3,491,000	5,558,425
Test Research, Inc.	916,115	3,409,112
Thinking Electronic Industrial Co. Ltd.	185,000	854,901
Thye Ming Industrial Co. Ltd.	546,000	1,064,204
Ton Yi Industrial Corp.	2,780,000	1,297,381
Tong Hsing Electronic Industries Ltd.	353,214	1,497,560
Tong Yang Industry Co. Ltd.	1,221,685	4,173,580
Topco Scientific Co. Ltd.	545,776	4,661,266
Topkey Corp.	346,000	2,158,245
Transcend Information, Inc.	916,479	2,420,872
Tripod Technology Corp.	1,353,928	8,156,317
TSEC Corp.	272,000	148,094
TSRC Corp.	623,000	382,908
Ttet Union Corp.	90,000	403,544
Tung Ho Steel Enterprise Corp.	1,397,722	2,894,823
TXC Corp.	1,645,549	5,044,386
TYC Brother Industrial Co. Ltd.	546,000	1,052,546
U-Ming Marine Transport Corp.	1,451,420	2,572,176
Union Bank of Taiwan	1,280,283	595,535
United Integrated Services Co. Ltd.	912,000	13,408,287
Universal Cement Corp.	1,644,365	1,434,484
VisEra Technologies Co. Ltd.	78,000	731,596
Visual Photonics Epitaxy Co. Ltd.	184,750	938,275
Waffer Technology Corp.	192,500	402,797
Wah Lee Industrial Corp.	545,580	2,046,892
Walsin Technology Corp.	446,000	1,258,369
Weikeng Industrial Co. Ltd.	2,342,431	2,389,981
Weltrend Semiconductor	185,000	312,617
Winmate, Inc.	185,000	905,687
WinWay Technology Co. Ltd.	56,000	1,955,802
Wisdom Marine Lines Co. Ltd.	1,026,000	2,112,431
Wistron NeWeb Corp.	546,587	2,292,416
Wowprime Corp.	73,000	526,606
Yankey Engineering Co. Ltd.	250,000	3,271,363
Yem Chio Co. Ltd.	2,378,000	1,251,216
YFY, Inc.	2,013,000	1,823,609
Yulon Motor Co. Ltd.	427,496	661,107
YungShin Global Holding Corp.	551,000	905,882
Zenitron Corp.	1,002,000	872,580
Zero One Technology Co. Ltd.	585,000	2,471,366
Zhen Ding Technology Holding Ltd.	1,223,000	4,476,506
Zippy Technology Corp.	750,000	1,496,134
Zyxel Group Corp.	94,000	113,828
Total Taiwan		472,988,990
Thailand — 5.4%
Amata Corp. PCL, NVDR	2,943,700	2,482,222
Bangchak Corp. PCL, NVDR	2,102,100	2,219,551
Bangchak Sriracha PCL, NVDR	4,002,200	933,201
Bangkok Chain Hospital PCL, NVDR	4,393,600	1,971,611
Banpu PCL, NVDR	31,199,800	5,490,506
BCPG PCL, NVDR	4,447,712	724,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

Investments	Shares	Value
Berli Jucker PCL, NVDR	2,280,200	$1,558,254
Central Plaza Hotel PCL, NVDR	1,042,700	1,055,086
Chularat Hospital PCL, NVDR	20,167,200	1,443,260
Com7 PCL, NVDR	2,052,500	1,580,235
Ditto Thailand PCL, NVDR	836,900	348,555
Erawan Group PCL, NVDR	11,520,600	1,290,767
Gunkul Engineering PCL, NVDR	23,926,800	1,600,032
Ichitan Group PCL, NVDR	4,862,600	2,096,502
KCE Electronics PCL, NVDR	1,535,800	1,103,596
Kiatnakin Phatra Bank PCL, NVDR	2,226,500	3,428,399
Land & Houses PCL, NVDR	16,207,900	2,400,642
Mega Lifesciences PCL, NVDR	1,583,100	1,543,865
MK Restaurants Group PCL, NVDR	1,224,900	883,782
Moshi Moshi Retail Corp. PLC, NVDR	522,400	662,672
Northeast Rubber PCL, NVDR	13,326,675	1,805,814
Osotspa PCL, NVDR	9,644,200	5,883,542
Precious Shipping PCL, NVDR	5,446,300	1,078,238
Prima Marine PCL, NVDR	7,658,100	1,931,652
PTG Energy PCL, NVDR	3,754,100	902,878
Quality Houses PCL, NVDR	51,566,400	2,601,385
Ratch Group PCL, NVDR	1,351,400	1,189,089
Rojana Industrial Park PCL, NVDR	7,304,700	1,349,747
Sansiri PCL, NVDR	87,313,400	4,609,594
SCGJWD Logistics PCL, NVDR	2,720,200	853,678
Siam City Cement PCL, NVDR	563,300	2,701,263
SISB PCL, NVDR	836,000	735,592
Star Petroleum Refining PCL, NVDR	8,245,500	1,584,045
Supalai PCL, NVDR	7,410,900	3,955,958
Thai Oil PCL, NVDR	3,746,500	3,104,227
Thai Vegetable Oil PCL, NVDR	2,184,455	1,473,602
Tipco Asphalt PCL, NVDR	7,501,500	3,982,318
Tisco Financial Group PCL, NVDR	4,815,300	13,911,337
TTW PCL, NVDR	5,474,300	1,461,098
WHA Corp. PCL, NVDR	36,327,200	5,860,085
WHA Utilities & Power PCL, NVDR	13,847,000	1,957,546
Total Thailand		97,749,427
Turkey — 1.1%
AG Anadolu Grubu Holding AS	53,124	470,237
Agesa Hayat ve Emeklilik AS	80,759	371,587
Akcansa Cimento AS	108,279	551,186
Alfa Solar Enerji Sanayi VE Ticaret AS	161,880	311,074
Anadolu Efes Biracilik ve Malt Sanayii AS	312,897	1,695,425
Anadolu Hayat Emeklilik AS	116,566	342,836
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	141,623	264,738
Aselsan Elektronik Sanayi ve Ticaret AS^	1	2
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS, Class T	366,065	1,179,135
Aydem Yenilenebilir Enerji AS, Class A	386,358	257,423
Aygaz AS	95,277	476,647
Bogazici Beton Sanayi Ve Ticaret AS	1,234,504	809,259
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	145,699	373,925
Celebi Hava Servisi AS	7,493	400,921
Cimsa Cimento Sanayi ve Ticaret AS	248,697	327,746
Enerjisa Enerji AS(a)	830,283	1,383,003
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	156,965	532,679
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	38,952	462,659
Is Yatirim Menkul Degerler AS, Class A	475,696	659,185
Iskenderun Demir ve Celik AS	367,067	420,834
Jantsa Jant Sanayi Ve Ticaret AS	312,236	233,467
Kocaer Celik Sanayi Ve Ticaret AS	804,357	318,008
Logo Yazilim Sanayi ve Ticaret AS	122,653	374,267
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)	702,732	1,732,957
Migros Ticaret AS	60,678	938,642
Nuh Cimento Sanayi AS	313,817	2,662,437
Torunlar Gayrimenkul Yatirim Ortakligi AS	143,472	258,660
Turkiye Petrol Rafinerileri AS^	0	1
Turkiye Sigorta AS	670,590	347,617
Turkiye Sise ve Cam Fabrikalari AS^	0	0	‡
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	1,866,500
Ziraat Gayrimenkul Yatirim Ortakligi AS, Class O	515,868	197,241
Total Turkey		20,220,298
United States — 0.1%
GCC SAB de CV	161,172	1,445,240
TOTAL COMMON STOCKS
(Cost: $1,565,920,289)		1,818,902,358
RIGHTS — 0.0%
Brazil — 0.0%
Smartfit Escola de Ginastica e Danca SA*†	4,786	666
Taiwan — 0.0%
Fulgent Sun International Holding Co. Ltd.*†	15,368	19,922
TOTAL RIGHTS
(Cost: $0)		20,588
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $2,645,450)	2,645,450	2,645,450
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $1,568,565,739)		1,821,568,396
Other Liabilities less Assets — (0.1)%		(1,452,674)
NET ASSETS — 100.0%		$1,820,115,722

†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $20,588, which represents 0.0% of net assets.
‡	Amount is less than $1.
*	Non-income producing security.
^	Share amount represents a fractional share.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2024

(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,340,468 and the total market value of the collateral held by the Fund was $3,653,103. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,007,653.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund^	$6,455,912	$22,459,014	$(29,471,197)	$578,324	$(22,053)	$–	$425,758

^	As of December 31, 2024, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$1,818,902,358	$–	$–		$1,818,902,358
Rights	–	–	20,588	*	20,588
Investment of Cash Collateral for Securities Loaned	–	2,645,450	–		2,645,450
Total Investments in Securities	$1,818,902,358	$2,645,450	$20,588		$1,821,568,396

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.1%
Austria — 0.6%
ANDRITZ AG	156,889	$7,957,221
Belgium — 4.1%
Anheuser-Busch InBev SA	436,867	21,827,132
Azelis Group NV	255,387	5,024,612
Barco NV	182,664	1,982,277
Bekaert SA	105,198	3,644,883
Fagron	126,564	2,196,516
Melexis NV	76,555	4,478,908
Solvay SA	166,307	5,366,092
Syensqo SA	88,603	6,473,768
UCB SA	43,855	8,728,158
Total Belgium		59,722,346
Finland — 5.5%
Cargotec OYJ, Class B	100,746	5,328,793
Huhtamaki OYJ	183,161	6,482,689
Kemira OYJ	277,298	5,605,014
Kone OYJ, Class B	407,907	19,852,223
Konecranes OYJ	93,729	5,939,851
Metso OYJ	868,028	8,071,610
Nokia OYJ	3,369,422	14,913,887
Valmet OYJ	315,152	7,613,510
Wartsila OYJ Abp	403,719	7,152,853
Total Finland		80,960,430
France — 18.2%
Accor SA	22,347	1,088,521
Air Liquide SA	165,197	26,842,971
Airbus SE	90,301	14,472,965
Arkema SA	9,917	755,289
BioMerieux	11,137	1,193,600
Bureau Veritas SA	43,684	1,327,189
Cie Generale des Etablissements Michelin SCA	394,251	12,982,252
Danone SA	199,419	13,447,175
Dassault Aviation SA	5,994	1,223,978
Dassault Systemes SE	110,978	3,849,744
EssilorLuxottica SA	81,892	19,978,684
Forvia SE	30,005	269,689
Gaztransport & Technigaz SA	2,752	366,471
Hermes International SCA	7,745	18,622,319
Imerys SA	8,866	258,897
Interparfums SA	7,019	296,542
Ipsen SA	7,775	891,247
IPSOS SA	5,741	272,985
Legrand SA	23,915	2,328,805
L'Oreal SA	116,478	41,231,545
LVMH Moet Hennessy Louis Vuitton SE	112,471	74,012,698
Neoen SA(a)	11,880	488,625
Nexans SA	4,220	455,334
Opmobility	10,144	105,356
Pernod Ricard SA	77,569	8,755,175
Publicis Groupe SA	48,352	5,157,055
Rubis SCA	10,118	250,195
Safran SA	59,778	13,129,016
SEB SA	5,224	473,327
Societe BIC SA	2,686	177,450
Technip Energies NV	16,039	426,836
Valeo SE	25,418	245,095
Vicat SACA	9,450	358,638
Total France		265,735,668
Germany — 25.6%
adidas AG	13,895	3,407,143
AIXTRON SE	17,693	278,847
Beiersdorf AG	24,621	3,161,386
Brenntag SE	65,420	3,920,931
Continental AG	102,120	6,854,408
Daimler Truck Holding AG	612,534	23,373,181
Deutsche Telekom AG, Registered Shares	2,545,411	76,147,488
Duerr AG	11,558	256,601
Evonik Industries AG	566,178	9,808,420
GEA Group AG	72,730	3,601,416
Hannover Rueck SE	74,673	18,665,988
Heidelberg Materials AG	119,508	14,763,439
Henkel AG & Co. KGaA	131,632	10,141,088
HochTief AG	39,099	5,251,166
Hugo Boss AG	20,830	965,881
Jenoptik AG	3,780	87,834
Knorr-Bremse AG	66,709	4,859,579
Krones AG	7,739	961,648
Lanxess AG	7,723	188,573
Merck KGaA	23,225	3,364,523
MTU Aero Engines AG	3,521	1,174,011
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	91,955	46,381,373
SAP SE	182,581	44,675,501
Schott Pharma AG & Co. KGaA	9,373	244,196
Siemens AG, Registered Shares	300,027	58,581,439
Siemens Healthineers AG(a)	295,163	15,648,835
Symrise AG	23,761	2,525,654
Talanx AG	178,496	15,183,999
Total Germany		374,474,548
Ireland — 0.9%
Glanbia PLC	385,429	5,320,160
Kerry Group PLC, Class A	85,314	8,237,952
Total Ireland		13,558,112
Italy — 5.4%
Brembo NV	516,329	4,861,652
Brunello Cucinelli SpA	56,514	6,168,034
Carel Industries SpA(a)	194,437	3,732,835
DiaSorin SpA	46,325	4,775,847
Ferrari NV	32,458	13,860,871
Ferretti SpA(b)	555,499	1,619,242
Intercos SpA	172,309	2,483,690
Leonardo SpA	283,746	7,618,727
Maire SpA	567,288	4,852,145
Moncler SpA	162,101	8,557,278
Piaggio & C SpA(b)	690,292	1,558,258
Prysmian SpA	128,588	8,210,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2024

Investments	Shares	Value
Reply SpA	32,594	$5,177,417
Webuild SpA	1,767,767	5,209,668
Total Italy		78,685,871
Netherlands — 13.8%
Aegon Ltd.	2,071,108	12,267,298
Akzo Nobel NV	144,470	8,670,740
Arcadis NV	88,057	5,361,562
ASM International NV	11,651	6,741,705
ASML Holding NV	61,307	43,086,185
BE Semiconductor Industries NV	64,010	8,769,156
Corbion NV	107,987	2,415,324
Fugro NV	184,427	3,193,088
Heineken Holding NV	164,892	9,877,637
Heineken NV	246,377	17,526,977
IMCD NV	39,300	5,839,754
JDE Peet's NV	416,349	7,126,569
Koninklijke Ahold Delhaize NV	637,060	20,773,187
Koninklijke Vopak NV	188,805	8,309,072
SBM Offshore NV	308,961	5,425,998
Universal Music Group NV	735,955	18,838,653
Wolters Kluwer NV	100,542	16,699,444
Total Netherlands		200,922,349
Portugal — 0.2%
Altri SGPS SA	366,566	2,023,157
Spain — 15.1%
Acerinox SA	477,544	4,672,995
ACS Actividades de Construccion y Servicios SA	279,708	14,030,048
Amadeus IT Group SA	251,936	17,791,998
Banco Bilbao Vizcaya Argentaria SA	7,634,155	74,719,647
Banco Santander SA	14,789,611	68,372,223
CIE Automotive SA	223,940	5,890,003
Ebro Foods SA	252,040	4,144,480
Elecnor SA(b)	153,830	2,558,213
Fluidra SA	241,864	5,890,588
Gestamp Automocion SA(a)	1,181,464	3,034,047
Mapfre SA	5,141,965	13,023,739
Prosegur Cia de Seguridad SA	640,402	1,123,353
Viscofan SA	89,108	5,628,552
Total Spain		220,879,886
Switzerland — 0.8%
DSM-Firmenich AG	119,928	12,135,402
United States — 8.9%
Ferrovial SE	325,287	13,675,489
Sanofi SA	613,371	59,538,558
Schneider Electric SE	146,114	36,448,424
Signify NV(a)	200,020	4,469,665
Tenaris SA	878,708	16,441,932
Total United States		130,574,068
TOTAL COMMON STOCKS
(Cost: $1,260,105,110)		1,447,629,058
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $144,656)	144,656	144,656
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $2,131,539)	2,131,539	2,131,539
TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost: $1,262,381,305)		1,449,905,253
Other Assets less Liabilities — 0.8%		12,419,871
NET ASSETS — 100.0%		$1,462,325,124

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,261,244 and the total market value of the collateral held by the Fund was $2,382,386. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $250,847.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/6/2025	293,151,686	USD	277,133,901	EUR	$6,144,231	$-
Citibank NA	1/6/2025	6,150,426	EUR	6,457,086	USD	-	(87,537)
Citibank NA	1/6/2025	6,210,647	EUR	6,457,086	USD	-	(25,169)
Citibank NA	1/6/2025	293,151,686	USD	277,136,258	EUR	6,141,790	-
Goldman Sachs	1/6/2025	8,214,416	EUR	8,609,447	USD	-	(102,373)
Goldman Sachs	1/6/2025	7,585,432	EUR	7,899,696	USD	-	(44,015)
Goldman Sachs	1/6/2025	275,723,847	EUR	285,545,130	USD	2,034	-
Goldman Sachs	1/6/2025	293,151,686	USD	277,133,901	EUR	6,144,231	-
Goldman Sachs	2/5/2025	291,027,331	USD	280,688,182	EUR	-	(9,098)
HSBC Holdings PLC	1/6/2025	275,723,850	EUR	285,545,134	USD	2,034	-
HSBC Holdings PLC	1/6/2025	293,151,686	USD	277,135,735	EUR	6,142,332	-
HSBC Holdings PLC	2/5/2025	291,027,333	USD	280,686,830	EUR	-	(7,695)
Morgan Stanley & Co. International	1/6/2025	275,724,383	EUR	285,545,134	USD	2,585	-
Morgan Stanley & Co. International	2/5/2025	291,027,333	USD	280,688,725	EUR	-	(9,659)
Royal Bank of Canada	1/6/2025	8,198,856	EUR	8,609,447	USD	-	(118,487)
Royal Bank of Canada	1/6/2025	275,726,513	EUR	285,545,134	USD	4,791	-
Royal Bank of Canada	1/6/2025	293,151,684	USD	277,135,209	EUR	6,142,875	-
Royal Bank of Canada	2/5/2025	291,027,333	USD	280,689,537	EUR	-	(10,502)
UBS Group AG	1/6/2025	275,720,656	EUR	285,545,134	USD	-	(1,275)
UBS Group AG	2/5/2025	291,027,333	USD	280,683,582	EUR	-	(4,326)
						$30,726,903	$(420,136)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,447,629,058	$–	$–	$1,447,629,058
Mutual Fund	–	144,656	–	144,656
Investment of Cash Collateral for Securities Loaned	–	2,131,539	–	2,131,539
Total Investments in Securities	$1,447,629,058	$2,276,195	$–	$1,449,905,253
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$30,726,903	$–	$30,726,903
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(420,136)	$–	$(420,136)
Total - Net	$1,447,629,058	$32,582,962	$–	$1,480,212,020

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 98.5%
Austria — 6.2%
ANDRITZ AG	8,875	$450,129
BAWAG Group AG(a)	11,151	937,028
CA Immobilien Anlagen AG	3,995	96,471
Kontron AG	2,520	50,780
Oesterreichische Post AG(b)	3,052	91,018
Raiffeisen Bank International AG	24,659	504,304
Schoeller-Bleckmann Oilfield Equipment AG	1,975	60,944
Telekom Austria AG	8,243	67,944
UNIQA Insurance Group AG	8,836	71,642
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,458	108,676
voestalpine AG	7,007	132,998
Wienerberger AG	4,709	130,584
Total Austria		2,702,518
Belgium — 6.7%
Ackermans & van Haaren NV	1,412	278,535
Aedifica SA	6,091	354,466
Azelis Group NV	3,952	77,754
Barco NV	6,757	73,327
Bekaert SA	3,346	115,932
Cofinimmo SA	4,657	268,121
Colruyt Group NV	9,102	341,566
Deceuninck NV	4,907	12,347
Elia Group SA	2,311	178,042
Fagron	2,337	40,559
Ion Beam Applications	1,185	16,467
Kinepolis Group NV	554	22,603
Melexis NV	2,648	154,923
Recticel SA	1,767	19,176
Shurgard Self Storage Ltd.	2,872	106,616
Solvay SA	13,327	430,011
Tessenderlo Group SA	2,393	46,833
Warehouses De Pauw CVA	16,158	317,901
Xior Student Housing NV	3,078	94,503
Total Belgium		2,949,682
Denmark — 0.2%
Cementir Holding NV	7,272	79,368
Finland — 9.2%
Aktia Bank OYJ	2,393	22,822
Anora Group OYJ	5,227	15,372
Cargotec OYJ, Class B	3,156	166,931
Elisa OYJ	17,654	764,134
Harvia OYJ	692	30,705
Huhtamaki OYJ	7,019	248,426
Kamux Corp.	3,229	8,827
Kemira OYJ	10,454	211,306
Kesko OYJ, Class B	20,250	381,214
Konecranes OYJ	3,265	206,912
Lassila & Tikanoja OYJ	1,694	13,805
Mandatum OYJ	50,921	236,225
Marimekko OYJ	2,376	29,820
Metso OYJ	39,735	369,488
Nokian Renkaat OYJ	12,748	96,971
Oma Saastopankki OYJ(b)	1,281	14,061
Orion OYJ, Class B	4,729	209,489
Outokumpu OYJ	58,605	176,291
Puuilo OYJ	6,263	66,280
Raisio OYJ, Class V	11,041	24,638
Sanoma OYJ	3,329	26,440
Talenom OYJ	3,019	12,692
Terveystalo OYJ(a)	4,108	44,750
TietoEVRY OYJ	13,919	245,311
Tokmanni Group Corp.	6,681	83,779
Valmet OYJ	13,867	335,002
Total Finland		4,041,691
France — 17.9%
ABC arbitrage	176	873
Alten SA	764	62,538
Antin Infrastructure Partners SA	1,904	21,766
Arkema SA	4,140	315,307
Bonduelle SCA	2,283	15,650
Catana Group	1,729	9,041
Cie des Alpes	3,047	47,832
Coface SA	12,977	193,234
Covivio SA	9,631	486,279
Derichebourg SA	6,680	37,041
Elis SA	6,465	126,526
Etablissements Maurel & Prom SA	17,701	104,111
Fnac Darty SA	572	16,910
Forvia SE	17,210	154,686
Gaztransport & Technigaz SA	2,508	333,979
Gecina SA	5,542	519,069
GL Events SACA	1,551	29,551
Imerys SA	5,713	166,826
Interparfums SA	2,681	113,268
IPSOS SA	3,261	155,061
Klepierre SA	33,434	962,461
La Francaise des Jeux SAEM(a)	18,563	715,442
Mersen SA	1,401	29,885
Neoen SA(a)	2,151	88,471
Nexans SA	958	103,367
Opmobility	15,101	156,840
Quadient SA	1,816	35,278
Rexel SA	19,127	487,228
Rubis SCA	16,456	406,920
SEB SA	2,072	187,736
Societe BIC SA	2,942	194,363
Sopra Steria Group	713	126,251
SPIE SA	8,196	254,948
Technip Energies NV	6,759	179,873
Television Francaise 1 SA	10,086	76,398
Valeo SE	11,945	115,181
Verallia SA(a)	14,391	361,818
Vicat SACA	2,951	111,994
Wendel SE	3,586	345,152
Total France		7,849,154
Germany — 11.7%
AIXTRON SE	4,865	76,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2024

Investments	Shares	Value
Aurubis AG(b)	1,163	$92,369
Bechtle AG	3,689	118,801
Bilfinger SE	2,861	137,019
Cancom SE	2,144	51,595
CTS Eventim AG & Co. KGaA	2,701	228,366
Dermapharm Holding SE	1,582	63,724
Deutsche Lufthansa AG, Registered Shares	73,832	472,174
Deutz AG	6,904	28,868
Duerr AG	2,465	54,726
DWS Group GmbH & Co. KGaA(a)	7,742	319,070
ElringKlinger AG	3,834	16,674
Fielmann Group AG	3,497	149,915
Freenet AG	15,420	439,743
GEA Group AG	8,076	399,904
Gerresheimer AG	757	55,655
GFT Technologies SE	1,204	27,553
Hamborner REIT AG	6,634	43,278
HochTief AG	3,831	514,520
Hugo Boss AG	3,337	154,736
Instone Real Estate Group SE(a)	2,496	21,866
Jenoptik AG	1,652	38,387
KION Group AG	4,031	132,987
Krones AG	1,266	157,313
Lanxess AG	1,273	31,083
LEG Immobilien SE	2,864	242,592
M1 Kliniken AG	1,384	23,790
MLP SE	3,138	19,919
Norma Group SE	2,200	34,035
PNE AG(b)	1,450	16,636
RENK Group AG*	2,426	46,057
SAF-Holland SE	5,728	87,665
Schott Pharma AG & Co. KGaA	1,869	48,693
Scout24 SE(a)	1,484	130,772
Sixt SE(b)	2,075	168,885
SMA Solar Technology AG(b)	1,961	27,535
Stroeer SE & Co. KGaA	3,612	172,275
Suedzucker AG	21,621	232,393
Wacker Neuson SE	4,511	68,386
Total Germany		5,146,633
Ireland — 0.8%
Cairn Homes PLC	40,509	97,527
Dalata Hotel Group PLC	11,334	54,809
Glanbia PLC	12,170	167,985
Origin Enterprises PLC	6,170	17,538
Uniphar PLC*	8,053	17,678
Total Ireland		355,537
Italy — 26.5%
A2A SpA	278,812	619,283
ACEA SpA	11,850	229,216
Alerion Cleanpower SpA	1,824	30,220
Amplifon SpA	3,627	93,331
Anima Holding SpA(a)	23,875	163,911
Arnoldo Mondadori Editore SpA	25,703	56,425
Ascopiave SpA	16,046	45,693
Azimut Holding SpA	10,567	262,502
Banca Generali SpA	11,241	522,173
Banca IFIS SpA	5,899	129,376
Banca Mediolanum SpA	59,271	705,200
Banca Monte dei Paschi di Siena SpA	119,641	843,183
Banca Popolare di Sondrio SpA	71,348	601,390
Banco BPM SpA	156,189	1,263,464
BPER Banca SpA	148,249	941,642
Brembo NV	13,104	123,385
Brunello Cucinelli SpA	1,442	157,382
Buzzi SpA	6,712	247,291
Cairo Communication SpA	17,880	45,268
Carel Industries SpA(a)	2,095	40,220
Credito Emiliano SpA	14,680	165,388
d'Amico International Shipping SA	10,645	44,422
Danieli & C Officine Meccaniche SpA	1,050	26,258
Danieli & C Officine Meccaniche SpA, RSP	977	19,384
Datalogic SpA	2,031	10,768
De' Longhi SpA	5,354	166,987
DiaSorin SpA	870	89,692
El.En. SpA	2,043	24,709
Enav SpA(a)	44,386	187,432
Equita Group SpA(b)	2,403	10,152
ERG SpA	14,034	285,558
Ferretti SpA	15,104	44,027
Fiera Milano SpA	6,239	28,878
Fila SpA	1,214	13,049
Hera SpA	117,959	419,207
Illimity Bank SpA(b)	748	2,547
IMMSI SpA	38,091	20,787
Industrie De Nora SpA(b)	2,550	19,989
Intercos SpA	1,825	26,306
Interpump Group SpA	1,543	68,161
Iren SpA	153,295	304,616
Italgas SpA	99,630	558,133
Italian Sea Group SpA	5,399	41,427
Iveco Group NV	8,945	86,512
Lottomatica Group SpA	8,255	109,757
Maire SpA	17,596	150,503
MARR SpA	5,948	61,961
MFE-MediaForEurope NV, Class A	37,260	113,819
Orsero SpA	1,652	21,725
OVS SpA(a)	10,820	38,072
Piaggio & C SpA(b)	34,705	78,343
RAI Way SpA(a)	21,856	124,475
Reply SpA	516	81,964
Sanlorenzo SpA	1,281	43,177
Sesa SpA	348	22,432
Sogefi SpA	26,249	54,035
SOL SpA	1,919	73,822
Technogym SpA(a)	10,748	116,304
Unipol Gruppo SpA	44,393	553,006
Webuild SpA	37,179	109,568
Wiit SpA	643	12,877
Zignago Vetro SpA(b)	9,111	88,684
Total Italy		11,639,468
Netherlands — 4.3%
Aalberts NV	4,657	165,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2024

Investments	Shares	Value
Arcadis NV	2,157	$131,334
BE Semiconductor Industries NV	2,296	314,544
Brunel International NV(b)	5,820	54,661
Corbion NV	1,887	42,206
ForFarmers NV	8,243	28,765
Fugro NV	4,488	77,703
IMCD NV	1,157	171,924
Kendrion NV	1,811	19,503
Koninklijke BAM Groep NV	16,109	70,026
Koninklijke Heijmans NV	1,831	59,819
Koninklijke Vopak NV	8,810	387,717
PostNL NV	39,564	42,689
SBM Offshore NV	10,114	177,623
Sligro Food Group NV	2,293	26,451
Wereldhave NV	8,293	118,163
Total Netherlands		1,888,727
Portugal — 3.2%
Altri SGPS SA	12,621	69,658
Banco Comercial Portugues SA, Class R	1,183,285	569,393
Corticeira Amorim SGPS SA	7,411	61,776
CTT-Correios de Portugal SA	14,012	78,351
Navigator Co. SA	43,945	163,363
NOS SGPS SA	32,383	111,664
REN - Redes Energeticas Nacionais SGPS SA	59,667	140,870
Semapa-Sociedade de Investimento & Gestao	4,493	65,973
Sonae SGPS SA	144,429	136,694
Total Portugal		1,397,742
Spain — 11.0%
Acciona SA	2,980	335,425
Acerinox SA	22,416	219,351
Almirall SA	5,702	48,623
Bankinter SA	82,033	648,981
CIE Automotive SA	4,618	121,461
Construcciones y Auxiliar de Ferrocarriles SA	2,448	88,595
Ebro Foods SA	4,224	69,458
Elecnor SA	4,153	69,065
Ence Energia y Celulosa SA(b)	16,724	53,650
Ercros SA*	3,393	12,402
Faes Farma SA	13,170	47,459
Fluidra SA	6,189	150,733
Gestamp Automocion SA(a)(b)	48,859	125,472
Global Dominion Access SA(a)	6,913	20,044
Grupo Catalana Occidente SA	965	35,873
Indra Sistemas SA	4,942	87,406
Inmobiliaria Colonial Socimi SA	40,397	216,476
Laboratorios Farmaceuticos Rovi SA	1,592	103,774
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	15,043	16,886
Logista Integral SA	18,418	556,898
Mapfre SA	196,869	498,636
Melia Hotels International SA	6,690	51,021
Merlin Properties Socimi SA	31,579	332,233
Neinor Homes SA(a)	6,545	114,537
Pharma Mar SA	252	20,824
Prosegur Cash SA(a)	25,443	14,543
Sacyr SA	43,424	143,080
Tubacex SA(b)	15,286	51,522
Unicaja Banco SA(a)	232,722	307,013
Vidrala SA	999	96,102
Viscofan SA	3,103	196,003
Total Spain		4,853,546
United Kingdom — 0.1%
Allfunds Group PLC	12,896	67,303
United States — 0.7%
Signify NV(a)	13,222	295,460
TOTAL COMMON STOCKS
(Cost: $42,118,331)		43,266,829
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $24,062)	24,062	24,062
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.9%
United States — 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $828,421)	828,421	828,421
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $42,970,814)		44,119,312
Other Liabilities less Assets — (0.5)%		(206,811)
NET ASSETS — 100.0%		$43,912,501

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $865,444 and the total market value of the collateral held by the Fund was $911,330. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $82,908.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 202

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/6/2025	8,704,896	USD	8,229,261	EUR	$182,448	$-
Citibank NA	1/6/2025	8,704,896	USD	8,229,331	EUR	182,375	-
Goldman Sachs	1/6/2025	338,813	EUR	352,851	USD	-	(1,966)
Goldman Sachs	1/6/2025	8,337,346	EUR	8,634,322	USD	62	-
Goldman Sachs	1/6/2025	8,704,896	USD	8,229,261	EUR	182,448	-
Goldman Sachs	2/5/2025	8,752,259	USD	8,441,323	EUR	-	(274)
HSBC Holdings PLC	1/6/2025	8,337,350	EUR	8,634,326	USD	62	-
HSBC Holdings PLC	1/6/2025	8,704,896	USD	8,229,316	EUR	182,391	-
HSBC Holdings PLC	2/5/2025	8,752,261	USD	8,441,284	EUR	-	(231)
Morgan Stanley & Co. International	1/6/2025	8,337,366	EUR	8,634,326	USD	78	-
Morgan Stanley & Co. International	2/5/2025	8,752,261	USD	8,441,341	EUR	-	(290)
Royal Bank of Canada	1/6/2025	8,337,430	EUR	8,634,326	USD	145	-
Royal Bank of Canada	1/6/2025	8,704,893	USD	8,229,297	EUR	182,407	-
Royal Bank of Canada	2/5/2025	8,752,261	USD	8,441,366	EUR	-	(316)
UBS Group AG	1/6/2025	8,337,253	EUR	8,634,326	USD	-	(39)
UBS Group AG	2/5/2025	8,752,261	USD	8,441,186	EUR	-	(130)
						$912,416	$(3,246)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$43,266,829	$–	$–	$43,266,829
Mutual Fund	–	24,062	–	24,062
Investment of Cash Collateral for Securities Loaned	–	828,421	–	828,421
Total Investments in Securities	$43,266,829	$852,483	$–	$44,119,312
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$912,416	$–	$912,416
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(3,246)	$–	$(3,246)
Total - Net	$43,266,829	$1,761,653	$–	$45,028,482

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.1%
Australia — 1.0%
Glencore PLC	131,473	$581,897
Austria — 0.8%
ANDRITZ AG	1,876	95,148
Kontron AG	2,936	59,163
Mondi PLC	9,741	145,420
Telekom Austria AG	10,967	90,396
Wienerberger AG	3,195	88,600
Total Austria		478,727
Belgium — 0.9%
Barco NV	5,056	54,868
Bekaert SA	2,358	81,700
Kinepolis Group NV	1,051	42,879
Melexis NV	1,520	88,929
Solvay SA	3,724	120,159
Syensqo SA	1,464	106,967
Tessenderlo Group SA	2,262	44,269
Total Belgium		539,771
Brazil — 0.1%
Yara International ASA	2,922	77,389
Chile — 0.2%
Antofagasta PLC	6,136	122,187
China — 0.3%
Prosus NV	4,860	192,998
Denmark — 3.6%
Coloplast AS, Class B	1,660	181,223
DSV AS	425	90,233
Novo Nordisk AS, Class B	18,546	1,607,478
Novonesis (Novozymes) B, Class B	2,272	128,624
Pandora AS	901	164,771
Total Denmark		2,172,329
Faroe Islands — 0.1%
Bakkafrost P/F	1,149	64,140
Finland — 1.4%
Kesko OYJ, Class B	9,118	171,650
Kone OYJ, Class B	6,690	325,592
Metso OYJ	14,345	133,391
Valmet OYJ	4,694	113,399
Wartsila OYJ Abp	4,496	79,657
Total Finland		823,689
France — 14.5%
Aeroports de Paris SA	1,578	182,520
Airbus SE	4,577	733,577
Alten SA	728	59,591
Bureau Veritas SA	5,628	170,987
Carrefour SA	20,829	296,135
Dassault Aviation SA	618	126,196
Edenred SE	4,988	163,991
Gaztransport & Technigaz SA	780	103,869
Hermes International SCA	363	872,809
Interparfums SA	1,693	71,527
La Francaise des Jeux SAEM(a)	5,072	195,482
L'Oreal SA	4,468	1,581,608
LVMH Moet Hennessy Louis Vuitton SE	4,908	3,229,760
Nexans SA	312	33,665
Opmobility	7,432	77,189
Rexel SA	6,525	166,213
Technip Energies NV	3,996	106,343
Thales SA	2,053	294,753
Valeo SE	8,026	77,391
Verallia SA(a)	6,036	151,757
Vivendi SE(b)	14,336	38,196
Total France		8,733,559
Georgia — 0.1%
TBC Bank Group PLC	1,735	67,795
Germany — 11.2%
adidas AG	413	101,270
AIXTRON SE	3,686	58,093
Bechtle AG	2,244	72,266
Brenntag SE	2,139	128,200
CTS Eventim AG & Co. KGaA	1,035	87,508
Daimler Truck Holding AG	19,385	739,696
Deutsche Post AG, Registered Shares	26,467	931,276
Deutsche Telekom AG, Registered Shares	63,556	1,901,316
Fielmann Group AG	1,502	64,390
GEA Group AG	1,692	83,784
HochTief AG	1,365	183,325
Hugo Boss AG	1,856	86,062
Jenoptik AG	1,911	44,405
Knorr-Bremse AG	1,676	122,092
Merck KGaA	383	55,484
Nemetschek SE	564	54,665
Rheinmetall AG	225	143,194
SAP SE	5,837	1,428,248
Scout24 SE(a)	900	79,309
Sixt SE	699	56,892
Stroeer SE & Co. KGaA	1,463	69,778
Suedzucker AG	10,037	107,883
Symrise AG	923	98,109
Wacker Neuson SE	2,781	42,159
Total Germany		6,739,404
Ireland — 0.1%
Kingspan Group PLC	505	36,840
Israel — 0.1%
Plus500 Ltd.	2,493	84,550
Italy — 2.2%
Brembo NV	7,728	72,765
Brunello Cucinelli SpA	646	70,505
Coca-Cola HBC AG	4,792	163,961
Ferrari NV	567	242,132
Intercos SpA	2,640	38,053
Leonardo SpA	3,282	88,123
Moncler SpA	3,322	175,368
Piaggio & C SpA	18,003	40,640
Prysmian SpA	1,483	94,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2024

Investments	Shares	Value
Recordati Industria Chimica & Farmaceutica SpA	1,149	$60,203
Reply SpA	352	55,914
Sanlorenzo SpA	1,353	45,604
Sesa SpA	487	31,392
Technogym SpA(a)	6,281	67,967
Zignago Vetro SpA(b)	4,650	45,262
Total Italy		1,292,577
Netherlands — 4.7%
Aalberts NV	1,719	61,126
Arcadis NV	478	29,104
ASM International NV	181	104,733
ASML Holding NV	1,740	1,222,861
Corbion NV	1,998	44,689
Heineken Holding NV	4,050	242,610
IMCD NV	380	56,466
Koninklijke KPN NV	84,752	308,479
Universal Music Group NV	19,524	499,767
Wolters Kluwer NV	1,619	268,907
Total Netherlands		2,838,742
Norway — 1.1%
Aker ASA, Class A	1,645	79,517
Borregaard ASA	2,857	45,884
Europris ASA(a)	7,832	50,134
Golden Ocean Group Ltd.	7,534	66,057
Kongsberg Gruppen ASA	981	110,561
Leroy Seafood Group ASA	20,435	88,452
Mowi ASA	10,304	176,688
Odfjell Drilling Ltd.	12,284	55,486
Total Norway		672,779
Portugal — 0.5%
Corticeira Amorim SGPS SA	6,441	53,691
Jeronimo Martins SGPS SA	13,442	256,809
Total Portugal		310,500
Spain — 5.0%
Acerinox SA	11,888	116,330
Amadeus IT Group SA	4,276	301,976
CIE Automotive SA	2,975	78,247
Endesa SA	26,231	564,159
Gestamp Automocion SA(a)	27,843	71,502
Indra Sistemas SA	3,090	54,651
Industria de Diseno Textil SA	33,107	1,701,773
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	32,297	36,253
Viscofan SA	1,278	80,725
Total Spain		3,005,616
Sweden — 5.6%
Alfa Laval AB	3,058	128,030
Assa Abloy AB, Class B	8,268	244,540
Atlas Copco AB, Class B	12,571	170,033
Atlas Copco AB, Class A	23,678	361,837
Axfood AB	4,460	94,453
Bilia AB, Class A	5,346	58,399
Billerud Aktiebolag	5,806	53,282
Boliden AB	3,820	107,348
Dometic Group AB(a)	11,135	52,404
Epiroc AB, Class A	6,573	114,544
Epiroc AB, Class B	3,461	54,001
EQT AB	7,697	213,232
Evolution AB(a)	3,532	272,606
Fortnox AB	7,818	51,015
Granges AB	4,420	52,684
Hemnet Group AB	1,215	36,947
HMS Networks AB	1,367	53,669
Indutrade AB	1,699	42,593
Investment AB Latour, Class B	3,906	97,533
JM AB	2,869	43,337
Lagercrantz Group AB, Class B	3,396	63,806
Mycronic AB	1,651	59,679
NCAB Group AB	7,296	42,590
New Wave Group AB, Class B	5,166	45,422
NP3 Fastigheter AB	1,910	43,216
Paradox Interactive AB	2,600	48,333
Saab AB, Class B	1,695	35,850
Sandvik AB	14,589	261,828
Securitas AB, Class B	7,397	91,649
SkiStar AB	3,165	46,862
Sweco AB, Class B	2,745	40,917
Thule Group AB(a)	2,776	85,823
Trelleborg AB, Class B	1,938	66,405
Truecaller AB, Class B	9,499	43,973
Vitec Software Group AB, Class B	1,116	54,945
Total Sweden		3,333,785
Switzerland — 10.5%
ABB Ltd., Registered Shares	15,124	818,907
Belimo Holding AG, Registered Shares	76	50,275
Clariant AG, Registered Shares	7,394	82,323
Comet Holding AG, Registered Shares	126	34,550
Geberit AG, Registered Shares	401	227,702
Georg Fischer AG, Registered Shares	910	68,934
Logitech International SA, Registered Shares	1,712	141,758
Lonza Group AG, Registered Shares	143	84,546
Novartis AG, Registered Shares	28,527	2,792,105
Schindler Holding AG, Participation Certificate	295	81,510
Schindler Holding AG, Registered Shares	421	114,977
SFS Group AG	366	50,725
Sika AG, Registered Shares	1,060	252,412
Sonova Holding AG, Registered Shares	153	50,024
Stadler Rail AG	1,454	31,928
Straumann Holding AG, Registered Shares	339	42,737
Sulzer AG, Registered Shares	500	72,276
Swissquote Group Holding SA, Registered Shares	244	93,696
Temenos AG, Registered Shares	1,095	77,450
UBS Group AG, Registered Shares	34,132	1,044,392
VAT Group AG(a)	219	82,839
Total Switzerland		6,296,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2024

Investments	Shares	Value
United Kingdom — 17.3%
4imprint Group PLC	537	$32,652
Admiral Group PLC	6,302	208,681
Ashtead Group PLC	2,347	145,940
AstraZeneca PLC	12,432	1,629,850
Auto Trader Group PLC(a)	6,029	59,877
B&M European Value Retail SA	41,441	190,476
BAE Systems PLC	29,852	429,386
Barratt Redrow PLC	25,108	138,391
Bellway PLC	2,123	66,258
Britvic PLC	3,258	53,411
Compass Group PLC	13,814	460,543
Croda International PLC	2,058	87,246
Diageo PLC	30,544	970,678
Direct Line Insurance Group PLC	23,355	74,645
DS Smith PLC	25,400	172,415
Games Workshop Group PLC	519	86,514
Greggs PLC	1,493	52,094
Hargreaves Lansdown PLC	8,906	122,470
Howden Joinery Group PLC	4,467	44,392
Imperial Brands PLC	25,284	808,425
Inchcape PLC	9,882	95,235
InterContinental Hotels Group PLC	1,070	133,390
Intertek Group PLC	1,423	84,261
ITV PLC	130,551	120,338
Man Group PLC	36,871	99,004
MONY Group PLC	17,659	42,485
Next PLC	1,265	150,475
Persimmon PLC	6,212	93,203
Reckitt Benckiser Group PLC	13,308	805,513
RELX PLC	13,540	615,388
Renishaw PLC	1,019	43,199
Rightmove PLC	6,345	51,001
Sage Group PLC	9,618	153,340
Softcat PLC	2,428	46,342
Spectris PLC	1,791	56,256
Telecom Plus PLC	2,134	45,916
Unilever PLC	34,184	1,947,092
Total United Kingdom		10,416,782
United States — 17.8%
BP PLC	402,201	1,979,606
Experian PLC	4,085	176,248
Ferrovial SE	6,532	274,632
GSK PLC	73,019	1,231,361
Nestle SA, Registered Shares	32,747	2,705,760
RHI Magnesita NV	1,198	48,912
Roche Holding AG, Bearer Shares	1,298	387,574
Roche Holding AG	10,449	2,945,897
Schneider Electric SE	3,757	937,191
Total United States		10,687,181
TOTAL COMMON STOCKS (Cost: $57,768,454)		59,569,303
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $38,875)	38,875	38,875
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $172,510)	172,510	172,510
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost: $57,979,839)		59,780,688
Other Assets less Liabilities — 0.5%		282,155
NET ASSETS — 100.0%		$60,062,843

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $164,538 and the total market value of the collateral held by the Fund was $172,510.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$59,569,303	$–	$–	$59,569,303
Mutual Fund	–	38,875	–	38,875
Investment of Cash Collateral for Securities Loaned	–	172,510	–	172,510
Total Investments in Securities	$59,569,303	$211,385	$–	$59,780,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.3%
Austria — 1.0%
Kontron AG	21,102	$425,223
Oesterreichische Post AG(a)	20,790	620,008
Schoeller-Bleckmann Oilfield Equipment AG(a)	12,051	371,868
Total Austria		1,417,099
Belgium — 2.1%
Barco NV	44,264	480,355
Bekaert SA	29,382	1,018,023
Deceuninck NV	53,416	134,409
Fagron	19,004	329,814
Ion Beam Applications	7,131	99,095
Kinepolis Group NV	4,489	183,145
Recticel SA	16,998	184,463
Xior Student Housing NV	23,605	724,734
Total Belgium		3,154,038
Denmark — 1.7%
Cementir Holding NV	47,988	523,749
Chemometec AS	2,073	139,954
Dfds AS	11,556	214,220
Matas AS	7,537	141,706
Spar Nord Bank AS	53,708	1,536,304
Total Denmark		2,555,933
Finland — 3.2%
Aktia Bank OYJ	23,005	219,398
Anora Group OYJ	38,057	111,919
Harvia OYJ	3,525	156,408
Kamux Corp.(a)	26,949	73,671
Lassila & Tikanoja OYJ	15,175	123,667
Marimekko OYJ	13,876	174,147
Nokian Renkaat OYJ	92,796	705,879
Oma Saastopankki OYJ	14,545	159,650
Outokumpu OYJ	362,114	1,089,285
Puuilo OYJ	54,686	578,732
Raisio OYJ, Class V	71,828	160,284
Sanoma OYJ	25,736	204,403
Talenom OYJ	27,464	115,462
Terveystalo OYJ(b)	29,539	321,782
Tokmanni Group Corp.	45,683	572,861
Total Finland		4,767,548
France — 6.0%
ABC arbitrage	32,310	160,259
Bonduelle SCA	15,760	108,035
Cie des Alpes	25,667	402,925
Coface SA	112,242	1,671,338
Derichebourg SA	54,393	301,615
Etablissements Maurel & Prom SA	124,130	730,088
Fnac Darty SA	5,091	150,508
Forvia SE	123,654	1,111,420
GL Events SACA(a)	12,017	228,962
Manitou BF SA	15,698	272,764
Mersen SA	13,083	279,077
Metropole Television SA	54,535	634,734
Opmobility	108,673	1,128,685
Quadient SA	15,519	301,472
Television Francaise 1 SA	75,524	572,070
Vicat SACA	20,259	768,851
Total France		8,822,803
Georgia — 2.0%
Bank of Georgia Group PLC	24,209	1,428,041
TBC Bank Group PLC	36,965	1,444,403
Total Georgia		2,872,444
Germany — 5.3%
7C Solarparken AG	44,907	88,352
AIXTRON SE	32,799	516,922
Bilfinger SE	20,720	992,320
Cancom SE	14,707	353,924
Dermapharm Holding SE	11,950	481,357
Deutz AG	61,427	256,848
Duerr AG	24,251	538,399
ElringKlinger AG	32,960	143,346
GFT Technologies SE	7,171	164,105
Hamborner REIT AG	53,594	349,629
Indus Holding AG	11,773	247,476
Instone Real Estate Group SE(b)	14,635	128,208
Jenoptik AG	9,619	223,513
M1 Kliniken AG	9,837	169,091
MLP SE	14,113	89,584
Norma Group SE	12,460	192,761
ProCredit Holding AG	12,729	101,756
SAF-Holland SE	42,708	653,633
Sirius Real Estate Ltd.	1,266,715	1,245,351
SMA Solar Technology AG(a)	13,520	189,840
Wacker Neuson SE	28,684	434,841
Wuestenrot & Wuerttembergische AG	16,146	194,611
Total Germany		7,755,867
Ireland — 1.3%
C&C Group PLC	108,304	198,034
Cairn Homes PLC	330,211	794,995
Dalata Hotel Group PLC	70,065	338,819
Kenmare Resources PLC	82,294	327,747
Origin Enterprises PLC	61,632	175,186
Uniphar PLC*	31,832	69,880
Total Ireland		1,904,661
Israel — 1.6%
Plus500 Ltd.	69,425	2,354,548
Italy — 9.2%
Alerion Cleanpower SpA	12,424	205,841
Anima Holding SpA(b)	213,955	1,468,879
Arnoldo Mondadori Editore SpA	203,438	446,599
Ascopiave SpA	114,590	326,309
Banca IFIS SpA	51,224	1,123,439
Cairo Communication SpA	127,400	322,551
d'Amico International Shipping SA	77,551	323,625
Danieli & C Officine Meccaniche SpA, RSP	11,877	235,642
Danieli & C Officine Meccaniche SpA	2,775	69,395
Datalogic SpA	15,929	84,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2024

Investments	Shares	Value
El.En. SpA	16,383	$198,147
Equita Group SpA(a)	38,696	163,484
Ferretti SpA	122,763	357,846
Fiera Milano SpA	41,619	192,641
Fila SpA	7,055	75,831
Illimity Bank SpA(a)	55,751	189,817
IMMSI SpA	318,688	173,911
Intercos SpA	13,286	191,507
Italian Sea Group SpA	39,733	304,874
Maire SpA	134,750	1,152,548
MARR SpA	38,139	397,299
MFE-MediaForEurope NV, Class A	284,578	869,308
Orsero SpA	10,830	142,424
OVS SpA(b)	81,870	288,070
Piaggio & C SpA(a)	312,971	706,498
RAI Way SpA(b)	157,647	897,839
Rizzoli Corriere Della Sera Mediagroup SpA	160,979	148,024
Sanlorenzo SpA	9,929	334,662
Sesa SpA	2,116	136,397
Sogefi SpA	187,684	386,361
Technogym SpA(b)	87,835	950,460
Wiit SpA	4,981	99,752
Zignago Vetro SpA(a)	63,707	620,105
Total Italy		13,584,537
Jersey — 0.5%
Ithaca Energy PLC	542,899	750,639
Netherlands — 2.2%
Acomo NV	10,787	193,240
Brunel International NV	34,201	321,215
Corbion NV	15,625	349,481
ForFarmers NV	68,475	238,953
Koninklijke BAM Groep NV	124,195	539,879
Koninklijke Heijmans NV	14,972	489,136
PostNL NV(a)	296,240	319,640
Sligro Food Group NV	12,353	142,498
Wereldhave NV	49,835	710,073
Total Netherlands		3,304,115
Norway — 9.8%
ABG Sundal Collier Holding ASA	196,110	122,252
AF Gruppen ASA	16,767	219,085
Aker Solutions ASA	226,489	620,198
AMSC ASA	60,440	138,363
Austevoll Seafood ASA	84,242	725,422
Avance Gas Holding Ltd.(a)(b)	90,624	652,709
Belships ASA	286,347	506,771
Bonheur ASA	12,006	275,906
Borregaard ASA	20,761	333,423
Bouvet ASA	30,471	205,244
Deep Value Driller AS	116,872	166,705
Elmera Group ASA(b)	108,705	365,625
Europris ASA(b)	81,992	524,842
Kid ASA(b)	20,266	239,109
Kitron ASA	61,481	183,079
Klaveness Combination Carriers ASA(b)	53,074	348,146
MPC Container Ships ASA	520,526	950,090
NORBIT ASA	30,089	255,922
Norconsult Norge AS	105,669	411,703
Odfjell Drilling Ltd.	125,526	566,988
Odfjell SE, Class A	33,079	340,187
Panoro Energy ASA	80,433	196,880
Pexip Holding ASA	31,000	119,826
Protector Forsikring ASA	7,230	181,429
Rana Gruber ASA	68,376	459,358
Reach Subsea ASA	191,880	133,131
SpareBank 1 Nord Norge	55,283	601,051
SpareBank 1 Oestlandet	18,711	259,742
SpareBank 1 SMN	63,516	958,107
Sparebanken Sor	13,653	237,901
Sparebanken Vest	48,158	600,843
Stolt-Nielsen Ltd.	34,896	887,966
TGS ASA	123,351	1,231,626
Veidekke ASA	36,476	456,699
Total Norway		14,476,328
Portugal — 3.3%
Altri SGPS SA	106,584	588,260
Corticeira Amorim SGPS SA	46,349	386,355
CTT-Correios de Portugal SA	89,556	500,770
Ibersol SGPS SA	17,525	135,741
NOS SGPS SA	265,462	915,370
REN - Redes Energeticas Nacionais SGPS SA	381,810	901,430
Semapa-Sociedade de Investimento & Gestao	21,368	313,755
Sonae SGPS SA	1,226,587	1,160,900
Total Portugal		4,902,581
Singapore — 1.3%
BW LPG Ltd.(b)	167,084	1,843,355
South Africa — 0.1%
Pan African Resources PLC	417,294	179,520
Spain — 4.3%
Aedas Homes SA(b)	21,243	569,726
Almirall SA	44,930	383,134
Atresmedia Corp. de Medios de Comunicacion SA	132,732	600,630
Construcciones y Auxiliar de Ferrocarriles SA	16,274	588,968
Elecnor SA	20,398	339,221
Ence Energia y Celulosa SA(a)	98,172	314,934
Ercros SA*	29,944	109,455
Faes Farma SA	101,413	365,446
Gestamp Automocion SA(b)	335,422	861,377
Global Dominion Access SA(b)	54,749	158,739
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	206,044	231,281
Melia Hotels International SA	33,554	255,898
Neinor Homes SA(b)	44,963	786,850
Pharma Mar SA	1,900	157,002
Prosegur Cash SA(b)	213,007	121,754
Prosegur Cia de Seguridad SA	121,507	213,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2024

Investments	Shares	Value
Tubacex SA(a)	74,742	$251,922
Total Spain		6,309,477
Sweden — 11.9%
AcadeMedia AB(b)	29,515	180,308
AddLife AB, Class B	11,481	142,665
Addnode Group AB	14,873	139,721
AFRY AB	35,422	492,736
Alimak Group AB(b)	28,387	301,616
Alleima AB	82,225	558,870
Ambea AB(b)	24,852	217,161
AQ Group AB	16,721	211,864
Arjo AB, Class B	71,331	234,085
Atea ASA	39,593	492,936
Attendo AB(b)	54,605	252,040
Bahnhof AB, Class B	48,491	229,525
Beijer Alma AB	13,310	197,796
Bergman & Beving AB	5,443	153,203
Bilia AB, Class A	43,839	478,889
BioGaia AB, Class B	21,366	216,382
Biotage AB	8,577	124,821
Bravida Holding AB(b)	96,666	700,767
Bredband2 i Skandinavien AB	951,450	169,120
Bufab AB	8,516	338,505
Catella AB	43,003	108,390
Clas Ohlson AB, Class B	23,794	452,224
Cloetta AB, Class B	176,636	402,853
Coor Service Management Holding AB(b)	72,976	226,538
Corem Property Group AB, Class B	159,953	96,847
Dometic Group AB(b)	107,550	506,152
Duni AB	28,259	241,177
Electrolux Professional AB, Class B	37,672	233,548
Engcon AB(a)	18,191	172,209
Fagerhult Group AB	45,874	224,611
Fasadgruppen Group AB	23,787	99,030
FastPartner AB, Class A	26,547	153,767
Ferronordic AB*	12,821	68,461
Granges AB	29,103	346,889
Heba Fastighets AB, Class B	40,497	120,033
HMS Networks AB	6,605	259,316
Instalco AB	54,543	162,702
Inwido AB	21,678	363,940
ITAB Shop Concept AB	66,407	125,611
JM AB	11,271	170,250
Know It AB	11,578	144,604
Lindab International AB	25,779	534,746
MEKO AB	15,880	192,298
MIPS AB	3,590	152,837
NCAB Group AB	37,364	218,112
NCC AB, Class B	46,878	689,005
New Wave Group AB, Class B	33,185	291,778
Nolato AB, Class B	73,455	360,320
Nordic Paper Holding AB	67,433	304,293
NP3 Fastigheter AB	5,606	126,841
OEM International AB, Class B	23,686	239,663
Paradox Interactive AB	17,026	316,505
Peab AB, Class B	57,485	412,047
Platzer Fastigheter Holding AB, Class B	23,886	185,264
Ratos AB, Class B	98,525	279,456
Rusta AB	37,049	250,643
Rvrc Holding AB	35,426	131,390
Scandi Standard AB	32,007	246,514
SkiStar AB	15,318	226,805
Svedbergs Group AB	28,310	106,202
Synsam AB	56,037	225,938
Systemair AB	43,405	348,442
Troax Group AB	12,641	257,413
Truecaller AB, Class B	32,156	148,859
VBG Group AB, Class B	7,563	213,558
Vitec Software Group AB, Class B	4,129	203,288
Volati AB	16,851	149,610
Zinzino AB, Class B	17,758	135,966
Total Sweden		17,459,955
Switzerland — 2.7%
Arbonia AG*	17,972	221,712
Ascom Holding AG, Registered Shares	24,729	113,515
Huber & Suhner AG, Registered Shares	4,080	334,054
Implenia AG, Registered Shares	3,868	131,032
Landis & Gyr Group AG	9,170	581,821
Mobilezone Holding AG, Registered Shares	30,926	354,220
OC Oerlikon Corp. AG, Registered Shares	167,283	647,904
u-blox Holding AG	1,376	110,839
Valiant Holding AG, Registered Shares	12,564	1,464,009
Total Switzerland		3,959,106
United Kingdom — 29.0%
4imprint Group PLC	9,150	556,357
Advanced Medical Solutions Group PLC*	25,286	62,576
AG Barr PLC	40,561	309,363
AJ Bell PLC	148,767	843,079
Alfa Financial Software Holdings PLC	70,529	189,469
Alpha Group International PLC	4,985	146,091
Assura PLC	2,598,147	1,247,553
Avon Technologies PLC	5,008	92,199
Bakkavor Group PLC(b)	179,423	328,076
Begbies Traynor Group PLC(a)	95,507	113,393
Bloomsbury Publishing PLC	25,690	216,854
Bodycote PLC	75,481	598,390
Breedon Group PLC	168,636	940,895
Brickability Group PLC	140,563	112,666
Brooks Macdonald Group PLC	6,217	130,418
Bytes Technology Group PLC	82,227	435,198
Card Factory PLC	195,800	239,825
Chemring Group PLC	52,942	217,810
Chesnara PLC	115,327	382,032
City of London Investment Group PLC	27,018	133,657
Clarkson PLC	13,381	662,793
CMC Markets PLC(b)	103,253	320,699
Coats Group PLC	530,880	627,641
Cohort PLC	7,677	104,800
Craneware PLC*	4,266	112,732
CVS Group PLC	8,140	85,634
Domino's Pizza Group PLC	130,771	515,899
Dr. Martens PLC	404,276	365,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2024

Investments	Shares	Value
Elementis PLC	136,164	$247,612
Elixirr International PLC	11,936	107,630
Empiric Student Property PLC	231,023	241,593
Epwin Group PLC	89,093	107,675
Essentra PLC	53,433	89,003
Fevertree Drinks PLC	22,579	190,593
Firstgroup PLC	232,151	467,229
Fonix PLC	40,497	110,566
FRP Advisory Group PLC	136,468	250,387
Fuller Smith & Turner PLC, Class A	6,958	54,028
Future PLC	12,637	146,712
Galliford Try Holdings PLC	42,426	206,161
Gamma Communications PLC	15,320	293,558
GB Group PLC	27,464	116,946
Genuit Group PLC	59,395	289,735
Genus PLC	9,356	181,621
GlobalData PLC	205,367	486,111
Great Portland Estates PLC	149,516	539,291
H&T Group PLC	29,582	131,337
Halfords Group PLC	94,941	155,764
Hammerson PLC	244,631	856,627
Hargreaves Services PLC	21,539	154,839
Hays PLC	574,872	578,496
Helical PLC	18,570	40,235
Hill & Smith PLC	26,161	612,032
Hilton Food Group PLC	45,638	518,414
Hollywood Bowl Group PLC	94,316	352,592
Hunting PLC	33,737	122,109
Ibstock PLC(b)	96,208	212,064
Impax Asset Management Group PLC	88,963	275,201
IntegraFin Holdings PLC	86,395	373,835
James Halstead PLC(a)	165,418	358,403
Johnson Service Group PLC	82,413	139,958
Just Group PLC	222,693	452,935
Kainos Group PLC	41,172	417,151
Keller Group PLC	31,787	577,245
Kier Group PLC	143,148	266,049
Kitwave Group PLC	31,096	122,481
Lancashire Holdings Ltd.	93,053	767,996
Learning Technologies Group PLC	114,367	140,225
LSL Property Services PLC	41,921	159,606
Luceco PLC(b)	67,778	108,993
Macfarlane Group PLC	66,364	89,348
Marshalls PLC	54,390	200,608
Me Group International PLC	137,546	353,138
Mears Group PLC	49,052	222,386
Michelmersh Brick Holdings PLC	60,273	75,108
Midwich Group PLC(a)	93,464	341,799
Mitie Group PLC	663,577	914,170
MJ Gleeson PLC	8,234	52,077
MONY Group PLC	324,150	779,860
Morgan Advanced Materials PLC	126,520	430,994
Morgan Sindall Group PLC	21,587	1,054,387
Mortgage Advice Bureau Holdings Ltd.	17,704	135,252
MP Evans Group PLC	27,712	344,983
NCC Group PLC	76,472	144,235
Next 15 Group PLC	30,256	149,107
Nichols PLC	14,296	227,385
Norcros PLC	45,956	147,917
Oxford Instruments PLC	6,145	165,849
PageGroup PLC	143,448	617,292
PayPoint PLC	53,694	524,522
Pennon Group PLC	214,514	1,594,481
Pets at Home Group PLC	190,095	489,482
Polar Capital Holdings PLC	86,765	552,016
Premier Foods PLC	120,056	282,072
Primary Health Properties PLC	922,610	1,078,060
Property Franchise Group PLC	26,073	132,248
Reach PLC	236,014	246,221
Renew Holdings PLC	19,787	224,270
Restore PLC(a)	20,975	63,308
Ricardo PLC	24,400	128,346
Sabre Insurance Group PLC(b)	150,411	259,957
Safestore Holdings PLC	77,276	623,266
Savills PLC	29,159	378,334
Secure Trust Bank PLC	6,886	31,219
Senior PLC	101,804	203,489
Severfield PLC	118,053	75,995
Smiths News PLC	223,461	189,187
Speedy Hire PLC	274,201	96,155
Spire Healthcare Group PLC(b)	51,540	145,880
SSP Group PLC	163,018	368,924
SThree PLC	83,719	310,355
Tatton Asset Management PLC	18,854	160,803
Telecom Plus PLC	53,940	1,160,585
TT Electronics PLC	114,942	152,591
Vertu Motors PLC	95,792	70,902
Vesuvius PLC	160,699	851,327
Victrex PLC	56,832	765,858
Volex PLC	20,101	70,992
Volution Group PLC	39,408	276,386
Warpaint London PLC	17,149	111,682
Wickes Group PLC	149,965	283,978
Workspace Group PLC	87,696	539,268
XPS Pensions Group PLC	83,718	357,533
YouGov PLC*	18,685	97,115
Young & Co.'s Brewery PLC, Class A(a)	7,229	78,404
Yu Group PLC	7,313	165,774
Zigup PLC	237,270	955,359
Total United Kingdom		42,654,936
United States — 0.8%
Noram Drilling AS	43,416	128,061
RHI Magnesita NV	15,326	625,734
TI Fluid Systems PLC(b)	152,203	368,276
Total United States		1,122,071
TOTAL COMMON STOCKS (Cost: $147,811,347)		146,151,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree International MidCap Dividend Fund(c)
(Cost: $4,783)	$100	$6,074

MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d)
(Cost: $71,425)	71,425	71,425
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.2%
United States — 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d)
(Cost: $3,208,244)	3,208,244	3,208,244
TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $151,095,799)		149,437,304
Other Liabilities less Assets — (1.5)%		(2,156,017)
NET ASSETS — 100.0%		$147,281,287

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,662,808 and the total market value of the collateral held by the Fund was $4,115,537. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $907,293.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree International MidCap Dividend Fund	$610,227	$4,100,344	$(4,638,906)	$(42,312)	$(23,279)	$6,074	$33,469

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$146,151,561	$–	$–	$146,151,561
Exchange-Traded Fund	6,074	–	–	6,074
Mutual Fund	–	71,425	–	71,425
Investment of Cash Collateral for Securities Loaned	–	3,208,244	–	3,208,244
Total Investments in Securities	$146,157,635	$3,279,669	$–	$149,437,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 3.4%
APA Group	762,203	$3,289,269
BlueScope Steel Ltd.	91,844	1,062,811
Champion Iron Ltd.	143,081	509,385
Cochlear Ltd.	7,683	1,378,939
Codan Ltd.	3,624	36,125
Domino's Pizza Enterprises Ltd.	24,904	453,945
Glencore PLC	2,031,028	8,989,292
Netwealth Group Ltd.	28,389	505,340
Pinnacle Investment Management Group Ltd.	37,208	526,403
Pro Medicus Ltd.	2,347	363,461
REA Group Ltd.	9,493	1,371,301
Technology One Ltd.	12,564	243,561
WiseTech Global Ltd.	7,985	598,510
Total Australia		19,328,342
Austria — 0.5%
Mondi PLC	122,747	1,832,442
Wienerberger AG	32,594	903,854
Total Austria		2,736,296
Belgium — 0.1%
Melexis NV	13,109	766,952
Tessenderlo Group SA	2,879	56,345
Total Belgium		823,297
Brazil — 2.9%
Petroleo Brasileiro SA	1,979,916	12,630,363
PRIO SA*	97,177	631,556
Raia Drogasil SA	229,264	816,434
WEG SA	192,483	1,644,153
Yara International ASA	30,789	815,448
Total Brazil		16,537,954
Canada — 5.2%
Alimentation Couche-Tard, Inc.	69,832	3,870,816
ARC Resources Ltd.	129,028	2,338,868
Canadian National Railway Co.	93,227	9,462,067
Constellation Software, Inc.	496	1,532,941
Gildan Activewear, Inc.	25,411	1,195,282
Paramount Resources Ltd., Class A	45,117	998,208
Restaurant Brands International, Inc.	79,098	5,152,754
TFI International, Inc.	6,402	864,639
Tourmaline Oil Corp.	41,091	1,900,552
Veren, Inc.	292,927	1,505,166
West Fraser Timber Co. Ltd.	8,990	778,546
Total Canada		29,599,839
Chile — 0.3%
Antofagasta PLC	92,801	1,847,961
China — 1.8%
China Medical System Holdings Ltd.	614,000	596,773
Giant Biogene Holding Co. Ltd.(a)	114,800	737,456
Jinan Acetate Chemical Co. Ltd.	33,000	902,896
MINISO Group Holding Ltd.	163,800	992,127
Nongfu Spring Co. Ltd., Class H(a)(b)	456,100	1,993,395
Pop Mart International Group Ltd.(a)	112,600	1,299,518
Prosus NV	54,642	2,169,912
Silergy Corp.	27,000	332,306
Yadea Group Holdings Ltd.(a)(b)	602,000	1,002,823
Total China		10,027,206
Denmark — 5.4%
Coloplast AS, Class B	33,215	3,626,088
DSV AS	6,969	1,479,616
Novo Nordisk AS, Class B	255,382	22,135,281
Novonesis (Novozymes) B, Class B	29,671	1,679,747
Pandora AS	11,908	2,177,688
Total Denmark		31,098,420
France — 5.3%
Airbus SE	83,537	13,388,867
Gaztransport & Technigaz SA	10,087	1,343,238
Hermes International SCA	5,539	13,318,144
Verallia SA(a)	76,395	1,920,719
Vivendi SE(b)	166,462	443,512
Total France		30,414,480
Germany — 3.7%
Dermapharm Holding SE	14,477	583,147
Deutsche Post AG, Registered Shares	429,649	15,117,755
Fielmann Group AG	15,475	663,409
Hugo Boss AG	8,357	387,512
Nemetschek SE	2,847	275,939
Rheinmetall AG	3,399	2,163,186
Schott Pharma AG & Co. KGaA	8,676	226,037
Sixt SE(b)	12,333	1,003,787
Stroeer SE & Co. KGaA	15,951	760,785
Total Germany		21,181,557
Hong Kong — 0.4%
Techtronic Industries Co. Ltd.	186,000	2,454,316
India — 9.3%
Angel One Ltd.	24,411	835,900
APL Apollo Tubes Ltd.	38,649	707,962
Asahi India Glass Ltd.	65,795	586,142
Astral Ltd.	21,773	420,195
Balkrishna Industries Ltd.	22,475	763,949
Bayer CropScience Ltd.	7,133	462,483
Bharat Dynamics Ltd.	33,424	438,366
Bharat Electronics Ltd.	339,089	1,161,074
Blue Star Ltd.	19,532	488,028
Britannia Industries Ltd.	18,533	1,031,003
Coforge Ltd.	8,386	946,501
Colgate-Palmolive India Ltd.	25,571	800,653
Computer Age Management Services Ltd.	12,108	717,793
Concord Biotech Ltd.	29,539	762,767
Coromandel International Ltd.	36,841	808,973
CRISIL Ltd.	12,363	960,737
Crompton Greaves Consumer Electricals Ltd.	165,385	764,590
Cummins India Ltd.	19,471	744,601
Deepak Nitrite Ltd.	20,786	605,586
Divi's Laboratories Ltd.	14,906	1,061,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2024

Investments	Shares	Value
Elgi Equipments Ltd.	59,685	$404,203
Emami Ltd.	87,026	610,660
Firstsource Solutions Ltd.	142,478	625,737
Gland Pharma Ltd.(a)	39,499	820,926
GlaxoSmithKline Pharmaceuticals Ltd.	23,327	613,557
Godfrey Phillips India Ltd.	7,575	462,540
Gujarat Gas Ltd.	99,393	578,964
Havells India Ltd.	26,782	524,011
HDFC Asset Management Co. Ltd.(a)	25,054	1,228,810
Hindustan Aeronautics Ltd.	19,595	956,327
Hindustan Copper Ltd.	172,906	500,761
Indian Energy Exchange Ltd.(a)	260,672	553,474
Indian Railway Catering & Tourism Corp. Ltd.	63,499	583,637
Info Edge India Ltd.	7,397	749,712
JB Chemicals & Pharmaceuticals Ltd.	37,198	801,258
Jindal Stainless Ltd.	73,211	597,908
Jindal Steel & Power Ltd.	55,783	606,412
JSW Steel Ltd.	96,227	1,013,256
Jubilant Foodworks Ltd.	96,477	809,217
Jupiter Wagons Ltd.	63,790	373,253
Kajaria Ceramics Ltd.	31,634	428,228
Kfin Technologies Ltd.	47,750	857,382
KPIT Technologies Ltd.	18,394	314,689
KPR Mill Ltd.	54,631	634,409
L&T Technology Services Ltd.(a)	9,023	499,284
Laurus Labs Ltd.(a)	135,564	954,338
LTIMindtree Ltd.(a)	10,986	716,786
Marico Ltd.	130,801	977,030
Metro Brands Ltd.	26,263	373,283
Narayana Hrudayalaya Ltd.	40,675	604,706
Navin Fluorine International Ltd.	18,721	709,753
Nestle India Ltd.	54,857	1,390,459
Newgen Software Technologies Ltd.	19,365	384,931
Oberoi Realty Ltd.	33,450	903,122
Oracle Financial Services Software Ltd.	5,826	870,320
PCBL Ltd.	112,543	591,545
Persistent Systems Ltd.	8,234	621,077
Polycab India Ltd.	6,215	527,925
Ratnamani Metals & Tubes Ltd.	14,248	528,930
RR Kabel Ltd.	20,155	338,919
SBI Cards & Payment Services Ltd.	92,551	717,641
Schaeffler India Ltd.	11,596	461,300
Solar Industries India Ltd.	4,854	554,679
Sona Blw Precision Forgings Ltd.(a)	97,703	678,790
Sonata Software Ltd.	59,534	416,810
Sumitomo Chemical India Ltd.	77,720	483,584
Sundram Fasteners Ltd.	40,235	497,781
Supreme Industries Ltd.	12,207	670,215
Tata Communications Ltd.	34,196	680,375
Tata Elxsi Ltd.	6,037	479,254
Titan Co. Ltd.	26,482	1,006,263
Torrent Pharmaceuticals Ltd.	20,703	812,523
Trent Ltd.	7,080	589,080
Trident Ltd.	875,471	341,951
Triveni Turbine Ltd.	56,069	485,515
Tube Investments of India Ltd.	13,791	576,076
Varun Beverages Ltd.	110,955	827,493
Vedant Fashions Ltd.	37,586	566,180
Vinati Organics Ltd.	17,620	371,185
Total India		52,927,584
Indonesia — 0.2%
Cisarua Mountain Dairy Tbk. PT	821,700	275,687
Sumber Alfaria Trijaya Tbk. PT	4,075,900	721,734
Total Indonesia		997,421
Israel — 0.4%
Camtek Ltd.	2,449	200,294
Newmed Energy LP	692,513	2,117,271
Total Israel		2,317,565
Italy — 0.8%
Brunello Cucinelli SpA	5,692	621,235
Carel Industries SpA(a)	2,493	47,861
PRADA SpA	400,600	3,101,988
Technogym SpA(a)	51,709	559,542
Total Italy		4,330,626
Japan — 11.2%
Advantest Corp.	26,100	1,527,538
Asics Corp.	42,900	848,937
BayCurrent, Inc.	7,500	253,881
Capcom Co. Ltd.	52,100	1,151,663
Cosmo Energy Holdings Co. Ltd.	24,200	1,066,950
CyberAgent, Inc.	71,800	500,718
Daifuku Co. Ltd.	45,600	957,496
Dentsu Soken, Inc.	3,500	130,281
Disco Corp.	7,100	1,930,408
GMO Payment Gateway, Inc.	8,100	410,824
Goldwin, Inc.	8,900	500,894
Hoya Corp.	15,800	1,992,091
Internet Initiative Japan, Inc.	19,300	366,634
Kakaku.com, Inc.	35,100	540,481
Keyence Corp.	7,800	3,207,648
Kobe Bussan Co. Ltd.	12,500	273,606
Kotobuki Spirits Co. Ltd.	28,100	389,602
Lasertec Corp.	5,300	512,093
Macnica Holdings, Inc.	34,900	409,824
Maruwa Co. Ltd.	200	61,530
MonotaRO Co. Ltd.	23,000	391,041
Nintendo Co. Ltd.	229,800	13,545,859
Nippon Steel Corp.	383,300	7,760,630
Olympus Corp.	66,200	998,518
Recruit Holdings Co. Ltd.	37,500	2,659,312
Rorze Corp.	4,300	41,862
Round One Corp.	34,900	291,574
Sanrio Co. Ltd.	15,400	542,861
SCREEN Holdings Co. Ltd.	15,500	935,957
Shin-Etsu Chemical Co. Ltd.	269,500	9,081,649
Socionext, Inc.	12,400	199,658
Tokyo Electron Ltd.	70,700	10,879,864
Total Japan		64,361,884
Malaysia — 0.2%
Nestle Malaysia Bhd.	39,900	892,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2024

Investments	Shares	Value
Mexico — 1.4%
Alsea SAB de CV	299,417	$626,259
America Movil SAB de CV, Series B	4,983,631	3,583,233
Grupo Aeroportuario del Centro Norte SAB de CV	148,236	1,279,409
Grupo Aeroportuario del Pacifico SAB de CV, Class B	153,842	2,711,967
Total Mexico		8,200,868
Netherlands — 5.2%
ASM International NV	1,373	794,469
ASML Holding NV	24,290	17,070,863
Universal Music Group NV	298,021	7,628,611
Wolters Kluwer NV	26,683	4,431,892
Total Netherlands		29,925,835
Norway — 1.1%
Aker ASA, Class A	30,673	1,482,694
Golden Ocean Group Ltd.	98,793	866,206
Kongsberg Gruppen ASA	15,061	1,697,410
Mowi ASA	135,543	2,324,222
Total Norway		6,370,532
Portugal — 0.6%
Jeronimo Martins SGPS SA	183,061	3,497,376
Russia — 0.0%
Evraz PLC*^	243,480	0
GMK Norilskiy Nickel PAO*^	1,620,900	0
LUKOIL PJSC*^	68,533	0
LUKOIL PJSC, ADR*^	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR*^	12	0
Novatek PJSC*^	97,470	0
PhosAgro PJSC, GDR*^(c)	166	0
PhosAgro PJSC*^	8,504	0
Total Russia		0
Saudi Arabia — 1.2%
Aldrees Petroleum & Transport Services Co.	19,853	635,102
Catrion Catering Holding Co.	21,893	710,850
Dr. Sulaiman Al Habib Medical Services Group Co.	20,016	1,493,715
Electrical Industries Co.	286,423	551,898
Elm Co.	2,198	652,252
Leejam Sports Co. JSC	15,046	742,409
Mouwasat Medical Services Co.	38,287	867,148
SAL Saudi Logistics Services	8,564	575,735
United Electronics Co.	23,329	560,035
Total Saudi Arabia		6,789,144
South Africa — 0.2%
Clicks Group Ltd.	59,440	1,175,255
South Korea — 0.6%
Celltrion, Inc.	8,138	1,036,469
Classys, Inc.*	9,820	317,850
Hanjin Kal Corp.*	11,478	587,876
Hanmi Semiconductor Co. Ltd.	4,835	270,956
LEENO Industrial, Inc.	3,158	411,013
Posco DX Co. Ltd.	15,181	196,755
Samyang Foods Co. Ltd.	1,658	861,576
Total South Korea		3,682,495
Spain — 5.1%
Acerinox SA	131,501	1,286,800
Industria de Diseno Textil SA	534,694	27,484,460
Laboratorios Farmaceuticos Rovi SA	7,784	507,398
Total Spain		29,278,658
Sweden — 3.2%
Boliden AB	46,441	1,305,060
Epiroc AB, Class B	47,021	733,663
Epiroc AB, Class A	106,239	1,851,376
EQT AB	101,902	2,823,015
Evolution AB(a)	50,886	3,927,468
Fortnox AB	18,396	120,040
Hemnet Group AB	3,413	103,787
HMS Networks AB	1,554	61,011
Lifco AB, Class B	13,838	401,517
Sandvik AB	233,662	4,193,513
Sectra AB, Class B	9,041	226,368
Securitas AB, Class B	113,979	1,412,198
Thule Group AB(a)	27,706	856,562
Total Sweden		18,015,578
Switzerland — 2.2%
Belimo Holding AG, Registered Shares	1,139	753,468
Comet Holding AG, Registered Shares	252	69,100
Georg Fischer AG, Registered Shares	12,674	960,077
Lonza Group AG, Registered Shares	4,260	2,518,630
Sika AG, Registered Shares	15,482	3,686,638
Sonova Holding AG, Registered Shares	6,474	2,116,686
Straumann Holding AG, Registered Shares	4,579	577,270
Sulzer AG, Registered Shares	5,969	862,829
VAT Group AG(a)	3,191	1,207,034
Total Switzerland		12,751,732
Taiwan — 13.6%
Accton Technology Corp.	91,000	2,145,618
Advantech Co. Ltd.	145,000	1,532,508
Alchip Technologies Ltd.	12,000	1,200,567
ASE Technology Holding Co. Ltd.	964,000	4,763,470
Asia Vital Components Co. Ltd.	44,000	836,127
ASMedia Technology, Inc.	10,000	605,469
Bora Pharmaceuticals Co. Ltd.	36,000	825,756
Compeq Manufacturing Co. Ltd.	351,000	750,510
Faraday Technology Corp.	25,849	190,017
Fortune Electric Co. Ltd.	34,500	592,460
Global Unichip Corp.	17,000	705,211
Gold Circuit Electronics Ltd.	98,000	721,896
Jentech Precision Industrial Co. Ltd.	10,000	465,159
Lotes Co. Ltd.	18,337	1,093,469
Lotus Pharmaceutical Co. Ltd.	88,000	723,391
MediaTek, Inc.	560,000	24,169,958
TA Chen Stainless Pipe	1,140,000	1,051,869

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2024

Investments	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	987,000	$32,363,617
Voltronic Power Technology Corp.	15,000	851,012
Wiwynn Corp.	28,000	2,237,643
Total Taiwan		77,825,727
Turkey — 2.7%
Akbank TAS	1,193,124	2,188,150
Aselsan Elektronik Sanayi ve Ticaret AS	288,857	592,246
BIM Birlesik Magazalar AS	118,445	1,770,286
Coca-Cola Icecek AS	511,804	867,710
Eregli Demir ve Celik Fabrikalari TAS	1,216,430	839,380
KOC Holding AS	504,676	2,549,034
Migros Ticaret AS	57,940	896,288
Turkcell Iletisim Hizmetleri AS	578,318	1,517,736
Turkiye Garanti Bankasi AS	307,871	1,083,106
Turkiye Is Bankasi AS, Class C	3,268,294	1,251,473
Yapi ve Kredi Bankasi AS	1,914,055	1,657,453
Total Turkey		15,212,862
United Kingdom — 5.5%
Admiral Group PLC	102,928	3,408,302
Ashtead Group PLC	35,366	2,199,116
Auto Trader Group PLC(a)	83,591	830,187
Bellway PLC	39,434	1,230,727
Croda International PLC	30,827	1,306,872
Howden Joinery Group PLC	102,876	1,022,360
InterContinental Hotels Group PLC	17,983	2,241,831
JD Sports Fashion PLC	319,539	383,783
Man Group PLC	560,941	1,506,208
Persimmon PLC	96,222	1,443,691
RELX PLC	240,921	10,949,761
Rightmove PLC	108,610	872,997
RS Group PLC	93,251	795,907
Sage Group PLC	128,325	2,045,892
Softcat PLC	27,065	516,578
Spectris PLC	19,345	607,630
Spirax Group PLC	4,148	356,114
Total United Kingdom		31,717,956
United States — 5.7%
BRP, Inc.	5,305	270,045
CSL Ltd.	45,690	7,965,609
Experian PLC	74,747	3,224,972
GSK PLC	1,266,361	21,355,362
Total United States		32,815,988
TOTAL COMMON STOCKS
(Cost: $545,562,583)		569,136,894
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*^
(Cost: $0)	545	0
EXCHANGE-TRADED FUNDS — 0.2%
United States — 0.2%
WisdomTree Emerging Markets High Dividend Fund(d)	8,098	327,888
WisdomTree International Equity Fund(d)	9,339	492,118
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $847,710)		820,006
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(e)
(Cost: $2,365,461)	2,365,461	2,365,461
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $548,775,754)		572,322,361
Other Assets less Liabilities — 0.0%		216,594
NET ASSETS — 100.0%		$572,538,955

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,687,040 and the total market value of the collateral held by the Fund was $4,935,042. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,569,581.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Schedule of Investments.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$418	$1,520,457	$(1,167,003)	$(15,163)	$(10,821)	$327,888	$21,588
WisdomTree International Equity Fund	548	2,289,110	(1,755,177)	(25,360)	(17,003)	492,118	28,514
Total	$966	$3,809,567	$(2,922,180)	$(40,523)	$(27,824)	$820,006	$50,102

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	569,136,894	–	–		569,136,894
Warrants	–	–	0	*	0
Exchange-Traded Funds	820,006	–	–		820,006
Investment of Cash Collateral for Securities Loaned	–	2,365,461	–		2,365,461
Total Investments in Securities	$569,956,900	$2,365,461	$0		$572,322,361

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 2.7%
Ampol Ltd.	2,103	$36,705
ANZ Group Holdings Ltd.	14,496	256,152
APA Group	1,299	5,606
Bank of Queensland Ltd.	6,443	26,728
Bendigo & Adelaide Bank Ltd.	2,825	22,913
BHP Group Ltd.	26,666	652,981
Challenger Ltd.	3,153	11,733
Coles Group Ltd.	3,891	45,508
Endeavour Group Ltd.	7,125	18,528
Fortescue Ltd.	30,764	347,618
Mirvac Group	12,037	13,974
National Australia Bank Ltd.	10,786	247,759
Premier Investments Ltd.	536	10,663
Rio Tinto Ltd.	559	40,653
Rio Tinto PLC	9,285	549,216
Scentre Group	19,549	41,516
Stockland	9,084	26,997
Suncorp Group Ltd.	4,409	51,894
Telstra Group Ltd.	78,044	193,767
Transurban Group	10,370	85,972
Vicinity Ltd.	39,136	50,885
Viva Energy Group Ltd.(a)	13,676	22,269
Westpac Banking Corp.	12,497	250,077
Total Australia		3,010,114
Austria — 0.1%
BAWAG Group AG(a)	305	25,629
Erste Group Bank AG	1,167	72,095
Mondi PLC	2,567	38,322
Total Austria		136,046
Belgium — 0.1%
Aedifica SA	393	22,871
KBC Group NV	1,136	87,683
Solvay SA	499	16,101
Warehouses De Pauw CVA	1,547	30,436
Total Belgium		157,091
Brazil — 1.4%
Allos SA	2,888	8,466
Ambev SA	28,863	54,849
B3 SA - Brasil Bolsa Balcao	4,866	8,129
Banco do Brasil SA	40,732	159,358
BB Seguridade Participacoes SA	3,527	20,656
CSN Mineracao SA	23,294	19,418
Engie Brasil Energia SA	3,608	20,733
Hypera SA	11,362	33,270
Klabin SA	16,817	63,154
Lojas Renner SA	14,874	29,181
Multiplan Empreendimentos Imobiliarios SA	2,548	8,694
Neoenergia SA	6,033	18,467
Petroleo Brasileiro SA	58,621	373,957
Telefonica Brasil SA	5,680	43,001
TIM SA	21,859	51,234
Transmissora Alianca de Energia Eletrica SA	12,591	66,972
Vale SA	58,743	518,697
Vibra Energia SA	18,002	51,985
Total Brazil		1,550,221
Canada — 3.2%
Atco Ltd., Class I	1,014	33,546
Bank of Montreal	2,358	228,799
Bank of Nova Scotia	6,133	329,166
BCE, Inc.	68	1,575
Brookfield Infrastructure Corp., Class A*	1,398	56,068
Brookfield Renewable Corp.*	1,141	31,560
Canadian Imperial Bank of Commerce	4,900	309,802
Canadian Natural Resources Ltd.	8,586	264,947
Canadian Utilities Ltd., Class A	1,715	41,557
Capital Power Corp.	461	20,425
Enbridge, Inc.	15,890	674,071
Fortis, Inc.	763	31,688
Great-West Lifeco, Inc.	3,194	105,867
IGM Financial, Inc.	1,643	52,448
Keyera Corp.	1,883	57,556
Magna International, Inc.	1,206	50,380
Manulife Financial Corp.	3,230	99,177
Pembina Pipeline Corp.	2,154	79,543
Power Corp. of Canada	1,887	58,833
RioCan Real Estate Investment Trust	3,402	43,241
Sun Life Financial, Inc.	1,749	103,794
Suncor Energy, Inc.	4,188	149,413
TC Energy Corp.	5,858	272,860
TELUS Corp.	2,677	36,278
Toronto-Dominion Bank	8,003	425,858
Total Canada		3,558,452
Chile — 0.2%
Banco de Chile	578,564	65,767
Banco Santander Chile	843,433	40,114
Cencosud Shopping SA	9,507	14,874
Colbun SA	94,434	11,679
Enel Chile SA	821,495	47,496
Quinenco SA	1,913	6,304
Total Chile		186,234
China — 2.7%
Agricultural Bank of China Ltd., Class H	155,074	88,437
Anhui Conch Cement Co. Ltd., Class H	15,500	39,668
Bank of China Ltd., Class H	591,000	302,045
Bank of Communications Co. Ltd., Class H	106,000	87,197
BOC Hong Kong Holdings Ltd.	80,500	258,559
China CITIC Bank Corp. Ltd., Class H	42,000	29,035
China Coal Energy Co. Ltd., Class H	25,000	29,898
China Construction Bank Corp., Class H	806,536	672,810
China Feihe Ltd.(a)	46,000	32,274
China Hongqiao Group Ltd.	34,000	51,473
China Merchants Bank Co. Ltd., Class H	12,000	61,792
China Nonferrous Mining Corp. Ltd.	24,000	16,190
China Pacific Insurance Group Co. Ltd., Class H	5,800	18,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
China Railway Group Ltd., Class H	77,000	$39,254
China Shenhua Energy Co. Ltd., Class H	35,500	153,554
CITIC Ltd.	68,000	80,624
CSPC Pharmaceutical Group Ltd.	70,000	43,074
GF Securities Co. Ltd., Class H	3,600	4,885
Haidilao International Holding Ltd.(a)	23,000	47,078
Hengan International Group Co. Ltd.	13,500	39,016
Huaneng Power International, Inc., Class H(b)	50,000	27,549
Huatai Securities Co. Ltd., Class H(a)	2,600	4,391
Industrial & Commercial Bank of China Ltd., Class H	535,000	358,827
New China Life Insurance Co. Ltd., Class H	1,700	5,165
Onewo, Inc., Class H	9,800	25,800
Ping An Insurance Group Co. of China Ltd., Class H	33,500	198,595
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	38,800	22,976
Sinopharm Group Co. Ltd., Class H	14,000	38,389
Tsingtao Brewery Co. Ltd., Class H	6,000	43,873
Uni-President China Holdings Ltd.	30,000	30,162
Weichai Power Co. Ltd., Class H	23,000	35,175
Wilmar International Ltd.	14,300	32,495
Xinyi Solar Holdings Ltd.	68,000	27,487
Yihai International Holding Ltd.	17,000	33,002
Total China		2,979,565
Czech Republic — 0.0%
CEZ AS	1,187	46,724
Denmark — 0.1%
Danske Bank AS	2,364	66,867
Spar Nord Bank AS	1,908	54,578
Tryg AS	1,276	26,843
Total Denmark		148,288
Finland — 0.5%
Elisa OYJ	732	31,684
Kesko OYJ, Class B	1,301	24,492
Nordea Bank Abp	44,682	485,816
Valmet OYJ	618	14,930
Total Finland		556,922
France — 3.0%
Amundi SA(a)	500	33,239
AXA SA	20,124	715,174
Cie Generale des Etablissements Michelin SCA	2,306	75,934
Credit Agricole SA	33,375	459,300
Engie SA	38,454	609,631
Gecina SA	384	35,966
La Francaise des Jeux SAEM(a)	641	24,705
Orange SA	15,311	152,647
Rexel SA	949	24,174
Rubis SCA	345	8,531
Societe Generale SA	1,673	47,052
TotalEnergies SE	14,451	798,629
Veolia Environnement SA	2,346	65,858
Vinci SA	2,627	271,319
Total France		3,322,159
Germany — 1.4%
Allianz SE, Registered Shares	3,022	925,954
Daimler Truck Holding AG	3,004	114,627
Deutsche Lufthansa AG, Registered Shares	1,734	11,090
Deutsche Post AG, Registered Shares	5,137	180,752
DWS Group GmbH & Co. KGaA(a)	523	21,554
E.ON SE	13,509	157,302
Evonik Industries AG	1,670	28,931
HochTief AG	197	26,458
Traton SE	327	9,464
Total Germany		1,476,132
Hong Kong — 0.4%
Cathay Pacific Airways Ltd.	22,000	27,019
CK Asset Holdings Ltd.	9,000	36,959
CK Infrastructure Holdings Ltd.	4,000	29,738
CLP Holdings Ltd.	10,000	84,063
DFI Retail Group Holdings Ltd., Registered Shares	4,800	11,088
Hang Seng Bank Ltd.	500	6,150
HKT Trust & HKT Ltd.	16,000	19,774
Hongkong Land Holdings Ltd.	3,200	14,240
Jardine Matheson Holdings Ltd.	900	36,873
Link REIT	66	279
Man Wah Holdings Ltd.	15,200	9,412
NWS Holdings Ltd.	11,000	10,960
PCCW Ltd.	19,000	11,056
Power Assets Holdings Ltd.	3,000	20,932
Sun Hung Kai Properties Ltd.	3,000	28,830
Swire Pacific Ltd., Class B	2,500	3,604
United Laboratories International Holdings Ltd.	4,000	6,365
WH Group Ltd.(a)	16,500	12,766
Wharf Real Estate Investment Co. Ltd.	6,000	15,340
Yue Yuen Industrial Holdings Ltd.	3,000	6,720
Total Hong Kong		392,168
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	4,642	31,900
Richter Gedeon Nyrt	2,691	70,448
Total Hungary		102,348
India — 0.7%
Bharat Petroleum Corp. Ltd.	27,364	93,473
Coal India Ltd.	29,761	133,538
Hindustan Petroleum Corp. Ltd.	13,001	62,071
Hindustan Zinc Ltd.	6,193	32,117
Indian Oil Corp. Ltd.	50,158	79,918
Mindspace Business Parks REIT(a)	4,689	19,790
Oil & Natural Gas Corp. Ltd.	27,966	78,152
Power Grid Corp. of India Ltd.	30,294	109,232
Vedanta Ltd.	27,259	141,511
Total India		749,802
Indonesia — 0.5%
AKR Corporindo Tbk. PT	427,400	29,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
Bank CIMB Niaga Tbk. PT	121,300	$13,038
Bank Mandiri Persero Tbk. PT	380,600	134,789
Bank Negara Indonesia Persero Tbk. PT	84,800	22,919
Bank Rakyat Indonesia Persero Tbk. PT	574,800	145,709
First Pacific Co. Ltd.	10,000	5,806
Hanjaya Mandala Sampoerna Tbk. PT	758,100	29,910
Indofood Sukses Makmur Tbk. PT	135,800	64,968
Perusahaan Gas Negara Tbk. PT	533,700	52,723
Telkom Indonesia Persero Tbk. PT	97,000	16,332
Unilever Indonesia Tbk. PT	200,800	23,517
United Tractors Tbk. PT	4,000	6,654
Total Indonesia		546,106
Israel — 0.2%
Bank Hapoalim BM	3,429	41,427
Bank Leumi Le-Israel BM	1,351	16,073
Israel Discount Bank Ltd., Class A	4,370	29,888
Mizrahi Tefahot Bank Ltd.	691	29,888
Plus500 Ltd.	1,369	46,430
Total Israel		163,706
Italy — 2.6%
A2A SpA	14,804	32,882
Banca Mediolanum SpA	2,676	31,839
Banco BPM SpA	4,920	39,800
Enel SpA	109,531	781,006
Eni SpA	23,319	316,082
FinecoBank Banca Fineco SpA	2,050	35,641
Generali	3,484	98,381
Hera SpA	7,544	26,810
Intesa Sanpaolo SpA	225,074	900,327
Italgas SpA	3,395	19,019
Mediobanca Banca di Credito Finanziario SpA	2,629	38,317
Poste Italiane SpA(a)	2,182	30,774
Snam SpA	10,606	46,972
Terna - Rete Elettrica Nazionale	5,469	43,153
UniCredit SpA	9,762	389,432
Total Italy		2,830,435
Japan — 1.3%
Amada Co. Ltd.	1,600	15,648
Cosmo Energy Holdings Co. Ltd.	300	13,227
Dai-ichi Life Holdings, Inc.	1,200	32,336
Daiwa Securities Group, Inc.	3,400	22,672
EXEO Group, Inc.	3,900	42,980
Honda Motor Co. Ltd.	23,700	231,481
Inpex Corp.	900	11,284
Isuzu Motors Ltd.	800	10,987
Japan Tobacco, Inc.	8,300	215,475
JFE Holdings, Inc.	2,900	32,836
Komatsu Ltd.	1,500	41,518
Lixil Corp.	500	5,490
Marui Group Co. Ltd.	1,900	30,399
Mazda Motor Corp.	3,200	22,062
Nippon Express Holdings, Inc.	1,500	22,840
Nippon Steel Corp.	2,300	46,568
Niterra Co. Ltd.	300	9,697
Obayashi Corp.	1,700	22,640
Ono Pharmaceutical Co. Ltd.	2,500	26,001
Sankyo Co. Ltd.	600	8,124
SBI Holdings, Inc.	1,200	30,405
Seino Holdings Co. Ltd.	600	9,061
SoftBank Corp.	176,400	223,250
Sojitz Corp.	600	12,377
Subaru Corp.	1,600	28,720
Sumitomo Corp.	2,586	56,406
Takeda Pharmaceutical Co. Ltd.	5,800	154,300
Toyo Seikan Group Holdings Ltd.	400	6,125
Toyoda Gosei Co. Ltd.	700	12,389
Toyota Boshoku Corp.	1,500	19,595
Toyota Tsusho Corp.	2,400	43,187
Total Japan		1,460,080
Malaysia — 0.7%
Celcomdigi Bhd.	79,200	64,118
CIMB Group Holdings Bhd.	45,800	83,990
Genting Malaysia Bhd.	90,000	45,488
Malayan Banking Bhd.	38,693	88,609
Maxis Bhd.	57,400	46,855
MISC Bhd.	36,100	61,357
Petronas Dagangan Bhd.	9,100	39,318
Petronas Gas Bhd.	18,700	73,939
Public Bank Bhd.	85,800	87,498
RHB Bank Bhd.	5,667	8,213
Sime Darby Bhd.	59,500	31,403
Telekom Malaysia Bhd.	47,500	70,642
TIME dotCom Bhd.	46,500	48,772
United Plantations Bhd.	4,600	31,973
Westports Holdings Bhd.	27,000	28,138
Total Malaysia		810,313
Mexico — 0.5%
Arca Continental SAB de CV	4,488	37,285
Coca-Cola Femsa SAB de CV	8,964	69,836
Fomento Economico Mexicano SAB de CV	16,032	137,013
Grupo Aeroportuario del Centro Norte SAB de CV	5,391	46,529
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,762	83,946
Grupo Mexico SAB de CV, Series B	22,960	109,242
Qualitas Controladora SAB de CV	843	7,112
Wal-Mart de Mexico SAB de CV	20,355	53,734
Total Mexico		544,697
Netherlands — 0.7%
Aegon Ltd.	7,566	44,814
ASR Nederland NV	749	35,507
ING Groep NV	35,219	551,780
Koninklijke KPN NV	15,665	57,017
Koninklijke Vopak NV	606	26,669
Total Netherlands		715,787
Norway — 1.0%
DNB Bank ASA	12,606	251,846
Equinor ASA	29,687	693,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
Gjensidige Forsikring ASA	847	$14,990
Telenor ASA	6,836	76,381
Var Energi ASA	22,189	68,946
Wallenius Wilhelmsen ASA	709	5,837
Total Norway		1,111,730
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	61,100	36,283
Aboitiz Power Corp.	44,200	28,807
DMCI Holdings, Inc.	114,900	21,492
Globe Telecom, Inc.	590	22,276
Manila Electric Co.	3,750	31,636
PLDT, Inc.	1,795	40,186
Semirara Mining & Power Corp.	40,200	24,254
Universal Robina Corp.	19,690	26,891
Total Philippines		231,825
Poland — 0.3%
Bank Polska Kasa Opieki SA	1,633	54,518
Budimex SA	329	37,164
Orange Polska SA	32,276	57,557
Powszechna Kasa Oszczednosci Bank Polski SA	9,069	131,207
Santander Bank Polska SA	589	65,251
Total Poland		345,697
Portugal — 0.1%
EDP SA	13,685	43,802
Navigator Co. SA	7,728	28,728
Total Portugal		72,530
Romania — 0.1%
NEPI Rockcastle NV	12,662	92,593
Russia — 0.0%
Evraz PLC*^	5,263	0
GMK Norilskiy Nickel PAO*^	32,100	0
Magnit PJSC*^	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR*^	5	0
Mobile TeleSystems PJSC, ADR*^	3,583	0
Novolipetsk Steel PJSC*^	11,640	0
PhosAgro PJSC*^	247	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	83	0
Sberbank of Russia PJSC*^	14,088	0
Sberbank of Russia PJSC, ADR*^	6,465	0
Severstal PAO, GDR*^(c)	1,737	0
Tatneft PJSC, ADR*^	85	0
Tatneft PJSC*^	2,124	0
Total Russia		0
Saudi Arabia — 1.2%
Abdullah Al Othaim Markets Co.	18,433	51,511
Arab National Bank	1,713	9,610
Etihad Etisalat Co.	6,642	94,396
Mobile Telecommunications Co. Saudi Arabia	17,178	46,906
Nahdi Medical Co.	1,645	51,486
Saudi Arabian Oil Co.(a)	59,654	445,333
Saudi Awwal Bank	2,385	21,359
Saudi Electricity Co.	23,033	103,598
Saudi Industrial Investment Group	13,185	58,602
Saudi National Bank	15,683	139,408
Saudi Telecom Co.	15,286	162,730
United Electronics Co.	2,090	50,172
Yanbu National Petrochemical Co.	5,551	55,844
Total Saudi Arabia		1,290,955
Singapore — 1.6%
ComfortDelGro Corp. Ltd.	16,600	18,009
DBS Group Holdings Ltd.	22,105	708,423
Genting Singapore Ltd.	83,200	46,656
Keppel Infrastructure Trust(b)	27,600	9,104
Keppel Ltd.	3,900	19,554
Netlink NBN Trust	59,300	37,818
Oversea-Chinese Banking Corp. Ltd.	34,413	421,018
Singapore Airlines Ltd.	21,800	102,912
Singapore Telecommunications Ltd.	42,600	96,180
United Overseas Bank Ltd.	9,213	245,351
Venture Corp. Ltd.	1,200	11,567
Total Singapore		1,716,592
South Africa — 0.5%
FirstRand Ltd.	25,393	102,218
Growthpoint Properties Ltd.	82,741	55,819
Nedbank Group Ltd.	4,192	62,582
Old Mutual Ltd.	22,387	14,842
Sanlam Ltd.	9,409	43,320
Standard Bank Group Ltd.	14,128	166,032
Tiger Brands Ltd.	2,216	33,941
Truworths International Ltd.	7,182	39,434
Woolworths Holdings Ltd.	12,073	39,892
Total South Africa		558,080
South Korea — 0.7%
Doosan Bobcat, Inc.	1,129	32,133
Hyundai Motor Co.	1,136	163,592
KB Financial Group, Inc.	1,484	83,567
KT Corp.	1,436	42,773
KT&G Corp.	870	63,293
LG Corp.*	995	48,664
Samsung Fire & Marine Insurance Co. Ltd.	52	12,663
Samsung Life Insurance Co. Ltd.*	171	11,012
Shinhan Financial Group Co. Ltd.	1,353	43,793
SK Telecom Co. Ltd.	1,979	74,205
Woori Financial Group, Inc.	18,677	194,998
Total South Korea		770,693
Spain — 2.3%
Acerinox SA	3,717	36,373
ACS Actividades de Construccion y Servicios SA	1,236	61,997
Banco Bilbao Vizcaya Argentaria SA	64,074	627,127
Banco de Sabadell SA	4,306	8,369
Banco Santander SA	93,910	434,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
CaixaBank SA	72,817	$394,805
Endesa SA	3,783	81,362
Iberdrola SA	41,950	577,742
Inmobiliaria Colonial Socimi SA	4,245	22,748
Mapfre SA	6,595	16,704
Merlin Properties Socimi SA	2,593	27,280
Naturgy Energy Group SA	2,016	48,807
Repsol SA	3,261	39,475
Sacyr SA	9,225	30,396
Telefonica SA	31,330	127,725
Total Spain		2,535,055
Sweden — 0.7%
H & M Hennes & Mauritz AB, Class B	2,485	33,533
Skandinaviska Enskilda Banken AB, Class A	9,546	130,845
SKF AB, Class B	1,518	28,521
Svenska Handelsbanken AB, Class A	4,978	51,450
Swedbank AB, Class A	7,181	141,875
Volvo AB, Class B	16,931	411,582
Total Sweden		797,806
Switzerland — 1.0%
Baloise Holding AG, Registered Shares	148	26,799
Banque Cantonale Vaudoise, Registered Shares	298	27,457
Cembra Money Bank AG	392	35,469
EFG International AG	888	12,895
Helvetia Holding AG, Registered Shares	205	33,795
Kuehne & Nagel International AG, Registered Shares	316	72,458
Swiss Life Holding AG, Registered Shares	98	75,653
Swiss Prime Site AG, Registered Shares	466	50,804
Swisscom AG, Registered Shares	157	87,400
Zurich Insurance Group AG	1,165	692,637
Total Switzerland		1,115,367
Taiwan — 1.9%
ASE Technology Holding Co. Ltd.	32,000	158,124
Asustek Computer, Inc.	4,000	75,157
Cheng Shin Rubber Industry Co. Ltd.	25,000	37,403
Chicony Electronics Co. Ltd.	7,000	32,454
Chunghwa Telecom Co. Ltd.	37,000	139,380
Compal Electronics, Inc.	33,000	37,897
CTBC Financial Holding Co. Ltd.	83,480	99,561
E.Sun Financial Holding Co. Ltd.	16,000	13,153
Eva Airways Corp.	42,000	56,817
Far Eastern New Century Corp.	40,000	38,555
Far EasTone Telecommunications Co. Ltd.	23,000	62,719
Formosa Petrochemical Corp.	37,000	38,993
Getac Holdings Corp.	4,000	12,933
Lite-On Technology Corp., ADR	19,000	57,664
Makalot Industrial Co. Ltd.	4,000	39,165
MediaTek, Inc.	10,000	431,606
Mega Financial Holding Co. Ltd.	39,000	46,037
Micro-Star International Co. Ltd.	5,000	27,986
momo.com, Inc.	3,000	30,517
Novatek Microelectronics Corp.	6,000	91,873
Pegatron Corp.	13,680	38,347
Powertech Technology, Inc.	7,000	26,049
Qisda Corp.	24,000	24,597
Realtek Semiconductor Corp.	4,000	69,301
Synnex Technology International Corp.	10,000	21,596
Taiwan Mobile Co. Ltd.	22,000	76,164
Teco Electric & Machinery Co. Ltd.	23,000	36,621
Tripod Technology Corp.	4,000	24,097
Uni-President Enterprises Corp.	29,000	71,561
United Microelectronics Corp.	93,000	122,120
Total Taiwan		2,038,447
Thailand — 0.4%
Advanced Info Service PCL, NVDR	9,000	75,759
Banpu PCL, NVDR	131,700	23,176
Home Product Center PCL, NVDR	95,900	26,440
Intouch Holdings PCL, NVDR	12,300	34,993
I-TAIL Corp. PCL, NVDR	37,800	24,723
Land & Houses PCL, NVDR	126,400	18,722
Osotspa PCL, NVDR	33,900	20,681
PTT Exploration & Production PCL, NVDR	26,500	92,492
PTT PCL, NVDR	97,300	90,608
Ratch Group PCL, NVDR	30,900	27,189
SCB X PCL, NVDR	3,600	12,407
Thai Oil PCL, NVDR	18,700	15,494
Tisco Financial Group PCL, NVDR	2,500	7,222
Total Thailand		469,906
Turkey — 0.2%
Enerjisa Enerji AS(a)	35,347	58,878
KOC Holding AS	11,751	59,352
Turkiye Petrol Rafinerileri AS	13,324	53,469
Yapi ve Kredi Bankasi AS	9,724	8,420
Total Turkey		180,119
United Kingdom — 4.0%
Admiral Group PLC	881	29,173
Barclays PLC	30,730	103,201
British American Tobacco PLC	23,184	836,226
British Land Co. PLC	7,557	34,110
BT Group PLC	24,102	43,482
CK Hutchison Holdings Ltd.	7,500	40,068
Drax Group PLC	670	5,437
DS Smith PLC	1,053	7,148
Dunelm Group PLC	733	9,804
Hammerson PLC	4,584	16,052
Hargreaves Lansdown PLC	1,421	19,541
HSBC Holdings PLC	228,216	2,244,526
Imperial Brands PLC	7,780	248,756
Investec PLC	729	4,967
J Sainsbury PLC	8,571	29,369
Land Securities Group PLC	2,753	20,135
Lloyds Banking Group PLC	197,248	135,325
LondonMetric Property PLC	6,620	14,932
National Grid PLC	20,635	245,511
NatWest Group PLC	15,820	79,668
Reckitt Benckiser Group PLC	2,391	144,724
Schroders PLC	5,262	21,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
Severn Trent PLC	172	$5,403
Taylor Wimpey PLC	11,006	16,830
TORM PLC, Class A	421	8,091
Total United Kingdom		4,363,805
United States — 60.1%
AbbVie, Inc.	7,891	1,402,231
Acadia Realty Trust	3,804	91,905
ADT, Inc.	22,153	153,077
AES Corp.	9,897	127,374
Agree Realty Corp.	2,599	183,100
Alexandria Real Estate Equities, Inc.	2,321	226,414
ALLETE, Inc.	2,255	146,124
Alliant Energy Corp.	3,078	182,033
Altria Group, Inc.	29,231	1,528,489
Amcor PLC	647	6,088
Ameren Corp.	2,593	231,140
American Electric Power Co., Inc.	5,065	467,145
American Financial Group, Inc.	589	80,652
American Healthcare REIT, Inc.	5,643	160,374
American Tower Corp.	3,265	598,834
Americold Realty Trust, Inc.	6,348	135,847
Amgen, Inc.	2,416	629,706
Antero Midstream Corp.	13,819	208,529
APA Corp.(b)	7,555	174,445
Archer-Daniels-Midland Co.*	4,510	227,845
Archrock, Inc.	5,148	128,134
Associated Banc-Corp.	3,721	88,932
AT&T, Inc.	53,143	1,210,066
Atlantic Union Bankshares Corp.(b)	2,031	76,934
Atlas Energy Solutions, Inc.(b)	4,102	90,982
AvalonBay Communities, Inc.	1,283	282,222
Avista Corp.	3,268	119,707
Bank of Hawaii Corp.	1,180	84,063
Bank OZK	1,984	88,348
BankUnited, Inc.	1,915	73,096
Banner Corp.	1,101	73,514
Best Buy Co., Inc.(b)	2,677	229,687
Black Hills Corp.	371	21,711
Blue Owl Capital, Inc.(b)	4,895	113,858
BP PLC	50,084	246,510
Bristol-Myers Squibb Co.	12,672	716,728
Brixmor Property Group, Inc.	4,481	124,751
Broadstone Net Lease, Inc.	5,509	87,373
Buckle, Inc.	2,056	104,465
Cadence Bank	2,922	100,663
Cal-Maine Foods, Inc.	1,299	133,693
Camden Property Trust	1,631	189,261
Campbell Soup Co.	3,757	157,343
CareTrust REIT, Inc.	5,404	146,178
Carter's, Inc.(b)	1,485	80,472
Cathay General Bancorp	1,971	93,839
Chevron Corp.	9,535	1,381,049
Citigroup, Inc.	8,310	584,941
Citizens Financial Group, Inc.	3,709	162,306
Civitas Resources, Inc.	3,175	145,637
Clearway Energy, Inc., Class C	3,237	84,162
Clorox Co.	1,295	210,321
CME Group, Inc.	2,079	482,806
CMS Energy Corp.	3,121	208,015
CNA Financial Corp.	8,427	407,614
Cogent Communications Holdings, Inc.(b)	1,718	132,406
Columbia Banking System, Inc.	2,878	77,735
Comerica, Inc.	1,525	94,321
Community Financial System, Inc.	1,207	74,448
Conagra Brands, Inc.	5,831	161,810
Consolidated Edison, Inc.	3,727	332,560
COPT Defense Properties	3,978	123,119
Corebridge Financial, Inc.	4,228	126,544
Coterra Energy, Inc.	8,592	219,440
Cousins Properties, Inc.	5,503	168,612
CubeSmart	4,240	181,684
Cullen/Frost Bankers, Inc.(b)	554	74,375
CVB Financial Corp.	4,160	89,066
Darden Restaurants, Inc.	1,473	274,994
Digital Realty Trust, Inc.	2,153	381,792
Dillard's, Inc., Class A	442	190,829
Dominion Energy, Inc.	5,849	315,027
DT Midstream, Inc.	1,824	181,360
DTE Energy Co.	1,899	229,304
Duke Energy Corp.	7,000	754,180
Eastman Chemical Co.	1,633	149,126
Edison International	4,255	339,719
Energizer Holdings, Inc.	2,738	95,529
Entergy Corp.	4,616	349,985
EPR Properties	3,152	139,571
Equity Residential	4,655	334,043
Essential Properties Realty Trust, Inc.	4,821	150,801
Essential Utilities, Inc.	5,016	182,181
Essex Property Trust, Inc.	875	249,760
Evergy, Inc.	3,783	232,844
Eversource Energy	1,254	72,017
Exelon Corp.	7,535	283,617
Extra Space Storage, Inc.	1,815	271,524
Exxon Mobil Corp.	18,258	1,964,013
Federal Realty Investment Trust	2,011	225,131
Federated Hermes, Inc.	2,090	85,920
Fidelity National Financial, Inc.	1,304	73,207
Fifth Third Bancorp	3,598	152,123
First American Financial Corp.	1,273	79,486
First Financial Bancorp	3,002	80,694
First Horizon Corp.	6,289	126,660
First Interstate BancSystem, Inc., Class A	2,960	96,111
First Merchants Corp.	1,971	78,623
FirstEnergy Corp.	5,800	230,724
Flowers Foods, Inc.	7,683	158,731
FMC Corp.	2,782	135,233
FNB Corp.	1,860	27,491
Four Corners Property Trust, Inc.	3,999	108,533
Fulton Financial Corp.	4,164	80,282
Gaming & Leisure Properties, Inc.(b)	5,670	273,067
General Mills, Inc.	4,692	299,209
Gilead Sciences, Inc.	10,274	949,009
Glacier Bancorp, Inc.	1,649	82,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
GSK PLC	10,682	$180,137
HA Sustainable Infrastructure Capital, Inc.	2,383	63,936
Hancock Whitney Corp.	1,519	83,120
Hasbro, Inc.	2,409	134,687
Healthcare Realty Trust, Inc.(b)	11,543	195,654
Helmerich & Payne, Inc.(b)	3,232	103,489
HF Sinclair Corp.	4,261	149,348
Highwoods Properties, Inc.	3,940	120,485
Hormel Foods Corp.	6,579	206,383
Host Hotels & Resorts, Inc.	12,448	218,089
HP, Inc.	7,278	237,481
Huntington Bancshares, Inc.	11,711	190,538
Huntsman Corp.	5,714	103,023
IDACORP, Inc.	1,612	176,159
Independence Realty Trust, Inc.	7,979	158,303
Independent Bank Corp.	1,260	80,879
Innovative Industrial Properties, Inc.	1,005	66,973
International Business Machines Corp.	5,697	1,252,372
International Paper Co.(b)	4,565	245,688
Interpublic Group of Cos., Inc.	5,793	162,320
InvenTrust Properties Corp.	2,860	86,172
Invesco Ltd.	3,182	55,621
Invitation Homes, Inc.	7,020	224,429
J M Smucker Co.	1,525	167,933
Jackson Financial, Inc., Class A	813	70,796
JBS SA	9,335	54,851
Johnson & Johnson	14,936	2,160,044
Kellanova	2,765	223,882
Kennametal, Inc.(b)	4,365	104,847
Kilroy Realty Corp.	4,127	166,937
Kimberly-Clark Corp.	3,092	405,176
Kimco Realty Corp.	8,287	194,164
Kinder Morgan, Inc.	18,593	509,448
Kinetik Holdings, Inc.	2,010	113,987
Kodiak Gas Services, Inc.	2,151	87,825
Kraft Heinz Co.	6,340	194,701
Lamar Advertising Co., Class A	1,761	214,384
Lazard, Inc.	1,526	78,558
LCI Industries(b)	991	102,459
LXP Industrial Trust	11,530	93,624
M&T Bank Corp.	1,015	190,830
Macerich Co.	7,885	157,069
Macy's, Inc.	9,529	161,326
ManpowerGroup, Inc.	1,858	107,244
Marriott Vacations Worldwide Corp.	1,582	142,064
Medtronic PLC	6,656	531,681
Mid-America Apartment Communities, Inc.	1,493	230,773
Moelis & Co., Class A	771	56,961
Molson Coors Beverage Co., Class B	3,277	187,838
Morgan Stanley	7,828	984,136
MSC Industrial Direct Co., Inc., Class A	2,205	164,691
Murphy Oil Corp.	5,011	151,633
National Fuel Gas Co.	2,974	180,462
National Health Investors, Inc.	1,557	107,900
National Storage Affiliates Trust(b)	2,987	113,237
NBT Bancorp, Inc.(b)	1,508	72,022
New Jersey Resources Corp.	3,948	184,174
Nexstar Media Group, Inc.(b)	1,017	160,656
NiSource, Inc.	4,914	180,639
NNN REIT, Inc.	4,210	171,979
Noble Corp. PLC(b)	4,813	151,128
Nordstrom, Inc.	5,877	141,930
Northern Oil & Gas, Inc.	3,176	118,020
Northern Trust Corp.	1,463	149,958
Northwestern Energy Group, Inc.	2,693	143,968
OGE Energy Corp.	5,043	208,024
Old National Bancorp	4,510	97,890
Old Republic International Corp.	2,309	83,563
ONE Gas, Inc.	2,255	156,159
OneMain Holdings, Inc.	3,618	188,606
ONEOK, Inc.	4,703	472,181
Organon & Co.(b)	9,206	137,354
Outfront Media, Inc.	6,307	111,886
Ovintiv, Inc.	1,024	41,472
PACCAR, Inc.	4,275	444,686
Pactiv Evergreen, Inc.	6,302	110,096
Park Hotels & Resorts, Inc.	8,819	124,083
Patterson-UTI Energy, Inc.(b)	14,802	122,265
PBF Energy, Inc., Class A	4,210	111,776
PepsiCo, Inc.	8,958	1,362,153
Perrigo Co. PLC	5,733	147,395
Philip Morris International, Inc.	14,654	1,763,609
Phillips 66	2,857	325,498
Phillips Edison & Co., Inc.	4,898	183,479
Pinnacle West Capital Corp.	2,486	210,738
PNC Financial Services Group, Inc.	1,675	323,024
Polaris, Inc.	2,153	124,056
Portland General Electric Co.	3,905	170,336
PotlatchDeltic Corp.	3,023	118,653
PPL Corp.	8,392	272,404
Premier, Inc., Class A(b)	4,937	104,664
Principal Financial Group, Inc.	1,592	123,237
Prologis, Inc.	5,027	531,354
Prosperity Bancshares, Inc.	1,191	89,742
Provident Financial Services, Inc.	4,242	80,047
Prudential Financial, Inc.	2,403	284,828
Public Storage	1,572	470,720
Radian Group, Inc.	2,392	75,874
Rayonier, Inc.	4,821	125,828
Realty Income Corp.	8,084	431,766
Regency Centers Corp.(b)	2,961	218,907
Regions Financial Corp.	10,612	249,594
Rexford Industrial Realty, Inc.	3,877	149,885
Reynolds Consumer Products, Inc.	5,437	146,745
Robert Half, Inc.	2,625	184,958
Ryman Hospitality Properties, Inc.	1,726	180,091
Sabra Health Care REIT, Inc.	8,788	152,208
Scotts Miracle-Gro Co.	1,787	118,550
Sempra	4,398	385,793
Shell PLC	31,962	991,123
Simmons First National Corp., Class A	3,367	74,680
Simon Property Group, Inc.	3,997	688,323
Sirius XM Holdings, Inc.(b)	7,890	179,892
SITE Centers Corp.	5,568	85,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

Investments	Shares	Value
SL Green Realty Corp.	2,321	$157,642
Sonoco Products Co.	3,512	171,561
Southern Co.	8,452	695,769
Southwest Gas Holdings, Inc.	2,183	154,360
Spire, Inc.	2,418	164,013
STAG Industrial, Inc.	5,501	186,044
State Street Corp.	2,360	231,634
Sunstone Hotel Investors, Inc.	7,794	92,281
Swiss Re AG	1,748	253,062
Synovus Financial Corp.	2,010	102,972
T Rowe Price Group, Inc.	1,992	225,275
Tanger, Inc.	3,792	129,421
Tapestry, Inc.	3,912	255,571
Target Corp.	2,693	364,040
TEGNA, Inc.(b)	6,288	115,008
TFS Financial Corp.	3,988	50,089
TPG, Inc.	1,122	70,506
TransDigm Group, Inc.	480	608,294
Travel & Leisure Co.	2,809	141,714
Trinity Industries, Inc.	2,968	104,177
TXNM Energy, Inc.	3,555	174,799
Tyson Foods, Inc., Class A	3,578	205,520
U.S. Bancorp	9,100	435,253
UDR, Inc.	3,362	145,944
UGI Corp.(b)	7,422	209,523
United Bankshares, Inc.	2,364	88,768
United Community Banks, Inc.	2,851	92,116
Urban Edge Properties	4,588	98,642
Valero Energy Corp.	2,208	270,679
Valley National Bancorp	9,995	90,555
Ventas, Inc.	3,699	217,834
Verizon Communications, Inc.	36,601	1,463,674
Viatris, Inc.	18,587	231,408
VICI Properties, Inc.	15,443	451,090
Virtu Financial, Inc., Class A	1,917	68,399
Webster Financial Corp.	2,299	126,951
WEC Energy Group, Inc.(b)	3,525	331,491
Wendy's Co.(b)	8,227	134,100
Whirlpool Corp.(b)	1,844	211,101
Williams Cos., Inc.	8,625	466,785
WP Carey, Inc.	1,105	60,200
Xcel Energy, Inc.	5,862	395,802
Total United States		65,992,734
TOTAL COMMON STOCKS
(Cost: $101,782,527)		109,127,324
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree International High Dividend Fund(d)	907	34,267
WisdomTree U.S. High Dividend Fund(d)	120	11,203
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $44,435)		45,470
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(e)
(Cost: $78,222)	78,222	78,222
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(e)
(Cost: $165,678)	165,678	165,678
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $102,070,862)		109,416,694
Other Assets less Liabilities — 0.3%		314,290
NET ASSETS — 100.0%		$109,730,984

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,086,839 and the total market value of the collateral held by the Fund was $4,193,972. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,028,294.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree International High Dividend Fund	$—	$245,832	$(207,441)	$(3,829)	$(295)	$34,267	$19,382
WisdomTree U.S. High Dividend Fund	—	80,379	(69,750)	(756)	1,330	11,203	2,380
Total	$—	$326,211	$(277,191)	$(4,585)	$1,035	$45,470	$21,762

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	109,127,324	–	–		109,127,324
Exchange-Traded Funds	45,470	–	–		45,470
Mutual Fund	–	78,222	–		78,222
Investment of Cash Collateral for Securities Loaned	–	165,678	–		165,678
Total Investments in Securities	$109,172,794	$243,900	$0		$109,416,694

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 102.6%
India — 102.6%
Aerospace & Defense — 1.2%
Bharat Dynamics Ltd.	145,876	$1,913,207
Bharat Electronics Ltd.	5,513,797	18,879,790
Garden Reach Shipbuilders & Engineers Ltd.	25,401	479,574
Hindustan Aeronautics Ltd.	355,745	17,362,014
Mazagon Dock Shipbuilders Ltd.	108,114	2,813,291
Total Aerospace & Defense		41,447,876
Air Freight & Logistics — 0.1%
Gateway Distriparks Ltd.	2,795,781	2,611,154
Transport Corp. of India Ltd.	44,168	593,541
Total Air Freight & Logistics		3,204,695
Automobile Components — 1.5%
Apollo Tyres Ltd.	657,843	4,067,829
Asahi India Glass Ltd.	198,329	1,766,837
Balkrishna Industries Ltd.	98,026	3,332,005
Bharat Forge Ltd.	219,001	3,324,137
Bosch Ltd.	10,968	4,368,585
Ceat Ltd.	19,738	745,209
CIE Automotive India Ltd.	242,638	1,334,153
Endurance Technologies Ltd.(a)	35,438	889,968
Exide Industries Ltd.	1,208,863	5,881,671
FIEM Industries Ltd.	17,407	301,310
Gabriel India Ltd.	170,585	944,443
JBM Auto Ltd.	5,776	103,054
JK Tyre & Industries Ltd.	434,309	1,971,071
Minda Corp. Ltd.	177,937	1,017,362
Motherson Sumi Wiring India Ltd.	4,401,253	2,994,016
Pricol Ltd.*	59,771	379,164
Samvardhana Motherson International Ltd.	2,445,815	4,460,039
Sansera Engineering Ltd.(a)	37,287	648,868
Sona Blw Precision Forgings Ltd.(a)	254,079	1,765,209
Steel Strips Wheels Ltd.	654,556	1,509,136
Sundram Fasteners Ltd.	58,636	725,435
Suprajit Engineering Ltd.	155,584	834,858
Tube Investments of India Ltd.	78,912	3,296,305
UNO Minda Ltd.	158,026	1,943,998
Varroc Engineering Ltd.*(a)	195,599	1,345,555
Total Automobile Components		49,950,217
Automobiles — 5.3%
Bajaj Auto Ltd.	171,497	17,624,897
Eicher Motors Ltd.	257,786	14,518,910
Hero MotoCorp Ltd.	300,819	14,619,001
Mahindra & Mahindra Ltd.	2,759,170	96,913,172
Maruti Suzuki India Ltd.	170,497	21,624,151
Tata Motors Ltd.	763,419	6,599,928
TVS Motor Co. Ltd.	254,360	7,036,856
Total Automobiles		178,936,915
Banks — 20.8%
AU Small Finance Bank Ltd.(a)	353,235	2,306,799
Axis Bank Ltd.	3,723,673	46,307,920
Bandhan Bank Ltd.(a)	232,095	431,204
Bank of Baroda	6,243,479	17,542,379
Bank of India	3,010,038	3,582,636
Bank of Maharashtra	3,475,028	2,118,371
Canara Bank	13,598,598	15,902,722
Central Bank of India Ltd.*	2,180,439	1,357,717
City Union Bank Ltd.	1,699,418	3,420,720
CSB Bank Ltd.*	242,361	886,344
DCB Bank Ltd.	871,248	1,231,661
Equitas Small Finance Bank Ltd.(a)	2,888,843	2,160,211
Federal Bank Ltd.	8,046,123	18,798,213
HDFC Bank Ltd.	9,627,363	199,358,987
ICICI Bank Ltd.	11,995,994	179,581,734
IDBI Bank Ltd.	2,000,220	1,787,059
IDFC First Bank Ltd.*	27,648,649	20,390,833
Indian Bank	1,374,471	8,507,990
Indian Overseas Bank*	2,120,102	1,281,762
IndusInd Bank Ltd.	836,594	9,382,322
Jammu & Kashmir Bank Ltd.	1,238,321	1,458,265
Jana Small Finance Bank Ltd.*	43,869	202,375
Karnataka Bank Ltd.	829,261	2,077,953
Karur Vysya Bank Ltd.	2,074,001	5,259,994
Kotak Mahindra Bank Ltd.	2,083,954	43,474,863
Punjab National Bank	4,480,340	5,378,684
RBL Bank Ltd.(a)	1,850,267	3,414,664
South Indian Bank Ltd.	3,551,465	1,037,890
State Bank of India	8,841,328	82,094,450
Suryoday Small Finance Bank Ltd.*	89,460	141,577
Tamilnad Mercantile Bank Ltd.	94,489	498,747
UCO Bank	737,874	378,100
Ujjivan Small Finance Bank Ltd.(a)	6,485,882	2,561,360
Union Bank of India Ltd.	7,205,473	10,130,648
Utkarsh Small Finance Bank Ltd.	5,270,238	2,092,367
Yes Bank Ltd.*	10,535,357	2,410,683
Total Banks		698,950,204
Beverages — 0.5%
Globus Spirits Ltd.	44,339	449,715
Radico Khaitan Ltd.	125,348	3,815,326
Sula Vineyards Ltd.	59,073	287,555
United Breweries Ltd.	34,526	821,474
United Spirits Ltd.	232,914	4,422,071
Varun Beverages Ltd.	724,571	5,403,788
Total Beverages		15,199,929
Biotechnology — 0.0%
Biocon Ltd.	323,750	1,381,578
Broadline Retail — 0.0%
RattanIndia Enterprises Ltd.*	770,411	572,496
Building Products — 0.2%
Astral Ltd.	33,618	648,790
Blue Star Ltd.	131,732	3,291,463
Carysil Ltd.	7,215	63,222
Cera Sanitaryware Ltd.	8,912	789,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

Investments	Shares	Value
Electrosteel Castings Ltd.	1,178,096	$1,916,713
Kajaria Ceramics Ltd.	39,024	528,266
Prince Pipes & Fittings Ltd.	17,557	88,038
Total Building Products		7,326,264
Capital Markets — 1.0%
360 ONE WAM Ltd.	174,472	2,557,153
Anand Rathi Wealth Ltd.	15,491	713,639
Angel One Ltd.	112,993	3,869,191
Authum Investment & Infrastucture Ltd.*	44,634	888,731
Care Ratings Ltd.	23,614	380,535
CRISIL Ltd.	20,365	1,582,577
HDFC Asset Management Co. Ltd.(a)	155,569	7,630,106
ICICI Securities Ltd.(a)	549,092	5,492,283
IIFL Securities Ltd.	35,673	136,544
Indian Energy Exchange Ltd.(a)	433,612	920,670
Kfin Technologies Ltd.	16,199	290,863
Multi Commodity Exchange of India Ltd.	43,609	3,175,458
Nippon Life India Asset Management Ltd.(a)	217,286	1,845,111
Share India Securities Ltd.	31,987	114,795
UTI Asset Management Co. Ltd.	173,024	2,713,272
Total Capital Markets		32,310,928
Chemicals — 3.8%
Aarti Industries Ltd.	102,484	490,851
Advanced Enzyme Technologies Ltd.	15,334	62,392
Alkyl Amines Chemicals	5,246	107,970
Anupam Rasayan India Ltd.	118,104	996,205
Archean Chemical Industries Ltd.	35,525	277,826
Asian Paints Ltd.	202,598	5,398,630
Atul Ltd.	29,950	2,434,778
Balaji Amines Ltd.	6,712	140,075
BASF India Ltd.	4,342	282,131
Bayer CropScience Ltd.	5,244	340,006
Berger Paints India Ltd.	605,547	3,172,599
Bhansali Engineering Polymers Ltd.	151,329	241,928
Carborundum Universal Ltd.	12,914	193,023
Castrol India Ltd.	574,976	1,325,859
Chambal Fertilisers & Chemicals Ltd.	725,305	4,184,660
Clean Science & Technology Ltd.	105,219	1,748,985
Coromandel International Ltd.	382,115	8,390,674
DCM Shriram Ltd.	212,664	2,861,436
Deepak Fertilisers & Petrochemicals Corp. Ltd.	576,276	8,053,443
Deepak Nitrite Ltd.	125,401	3,653,475
EID Parry India Ltd.*	775,784	8,097,757
Epigral Ltd.	23,831	527,816
Fine Organic Industries Ltd.	14,281	743,944
Finolex Industries Ltd.	653,376	1,919,747
Galaxy Surfactants Ltd.	34,477	1,014,311
Garware Hi-Tech Films Ltd.	16,678	975,575
GHCL Ltd.	807,331	6,822,549
Gujarat Fluorochemicals Ltd.	77,541	3,772,814
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	365,555	2,386,827
Himadri Speciality Chemical Ltd.	468,203	3,197,597
India Glycols Ltd.	14,718	220,692
Indigo Paints Ltd.	42,223	691,463
Jindal Poly Films Ltd.	25,275	274,762
Jubilant Ingrevia Ltd.	178,935	1,720,196
Kansai Nerolac Paints Ltd.	243,735	754,432
Kiri Industries Ltd.*	375,425	2,710,870
Laxmi Organic Industries Ltd.	228,913	646,255
Linde India Ltd.	13,229	926,507
Mayur Uniquoters Ltd.	56,308	399,815
Navin Fluorine International Ltd.	54,629	2,071,102
NOCIL Ltd.	128,093	364,617
Paradeep Phosphates Ltd.(a)	419,617	540,268
PCBL Ltd.	628,754	3,304,835
PI Industries Ltd.	104,158	4,483,975
Pidilite Industries Ltd.	88,357	2,997,308
Polyplex Corp. Ltd.	69,482	1,049,691
Rallis India Ltd.	459,656	1,589,209
Rashtriya Chemicals & Fertilizers Ltd.	715,967	1,453,447
Responsive Industries Ltd.	139,959	405,342
Rossari Biotech Ltd.	49,585	450,132
Sharda Cropchem Ltd.	70,475	655,329
Solar Industries India Ltd.	18,822	2,150,838
SRF Ltd.	256,306	6,699,859
Styrenix Performance Materials Ltd.	20,047	683,186
Sudarshan Chemical Industries Ltd.	242,938	3,245,653
Sumitomo Chemical India Ltd.	113,923	708,844
Supreme Industries Ltd.	62,080	3,408,450
Tata Chemicals Ltd.	741,400	9,111,867
Vinati Organics Ltd.	23,987	505,313
Total Chemicals		128,040,140
Commercial Services & Supplies — 0.1%
CMS Info Systems Ltd.	107,996	618,670
Indian Railway Catering & Tourism Corp. Ltd.	162,797	1,496,313
ION Exchange India Ltd.	83,446	640,559
Total Commercial Services & Supplies		2,755,542
Communications Equipment — 0.0%
Vindhya Telelinks Ltd.	10,157	223,561
Construction & Engineering — 2.6%
Ashoka Buildcon Ltd.*	1,665,712	6,054,163
Dilip Buildcon Ltd.(a)	45,683	240,331
Engineers India Ltd.	644,687	1,370,568
G R Infraprojects Ltd.*	78,238	1,344,225
GMR Power & Urban Infra Ltd.*	809,769	1,143,237
HG Infra Engineering Ltd.	30,149	534,302
IRB Infrastructure Developers Ltd.	2,935,793	1,962,825
ITD Cementation India Ltd.	78,641	494,321
J Kumar Infraprojects Ltd.	112,378	1,001,526
Kalpataru Projects International Ltd.	143,901	2,180,355
KEC International Ltd.	231,423	3,240,483
KNR Constructions Ltd.	430,032	1,738,688
Larsen & Toubro Ltd.	972,879	40,995,832
Man Infraconstruction Ltd.	130,356	374,485
NBCC India Ltd.	2,311,120	2,509,160
NCC Ltd.	2,032,125	6,501,281
Patel Engineering Ltd.*	350,166	212,561
PNC Infratech Ltd.	51,186	199,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

Investments	Shares	Value
Power Mech Projects Ltd.	15,785	$473,852
Praj Industries Ltd.	151,254	1,450,727
PSP Projects Ltd.*	8,533	64,705
Rail Vikas Nigam Ltd.	1,343,219	6,631,863
Ramky Infrastructure Ltd.*	23,032	170,587
Techno Electric & Engineering Co. Ltd.	17,530	321,612
Voltas Ltd.	168,502	3,522,917
Welspun Enterprises Ltd.	504,276	3,618,600
Total Construction & Engineering		88,352,626
Construction Materials — 2.1%
ACC Ltd.	76,494	1,833,864
Ambuja Cements Ltd.	818,693	5,123,660
Birla Corp. Ltd.	29,838	431,292
Dalmia Bharat Ltd.	131,434	2,713,077
Grasim Industries Ltd.	1,194,458	34,079,836
JK Cement Ltd.	43,567	2,338,500
JK Lakshmi Cement Ltd.	118,492	1,157,187
Orient Cement Ltd.	560,080	2,243,885
Ramco Cements Ltd.	86,942	980,632
Shree Cement Ltd.	5,886	1,766,493
UltraTech Cement Ltd.	127,162	16,971,544
Total Construction Materials		69,639,970
Consumer Finance — 0.1%
Arman Financial Services Ltd.*	20,234	292,507
Satin Creditcare Network Ltd.*	409,001	718,981
SBFC Finance Ltd.*	700,531	742,231
SBI Cards & Payment Services Ltd.	267,997	2,078,051
Total Consumer Finance		3,831,770
Consumer Staples Distribution & Retail — 0.1%
Avenue Supermarts Ltd.*(a)	67,020	2,788,281
Medplus Health Services Ltd.*	28,453	276,126
Total Consumer Staples Distribution & Retail		3,064,407
Containers & Packaging — 0.2%
AGI Greenpac Ltd.	64,168	839,859
Cosmo First Ltd.	67,286	722,069
EPL Ltd.	220,164	667,329
Mold-Tek Packaging Ltd.	256,416	1,992,146
Time Technoplast Ltd.	294,968	1,700,617
Total Containers & Packaging		5,922,020
Diversified Consumer Services — 0.0%
NIIT Learning Systems Ltd.	26,002	136,929
Diversified Telecommunication Services — 0.4%
HFCL Ltd.	1,289,298	1,696,148
Indus Towers Ltd.*	2,014,968	8,044,456
Railtel Corp. of India Ltd.	73,123	345,101
Tata Communications Ltd.	195,663	3,892,977
Total Diversified Telecommunication Services		13,978,682
Electric Utilities — 3.6%
Adani Energy Solutions Ltd.*	132,951	1,251,961
CESC Ltd.	3,938,702	8,553,800
Power Grid Corp. of India Ltd.	22,182,440	79,983,872
Reliance Infrastructure Ltd.*	1,289,523	4,581,138
SJVN Ltd.	546,307	666,247
Tata Power Co. Ltd.	3,504,834	16,063,972
Torrent Power Ltd.	585,295	10,158,638
Total Electric Utilities		121,259,628
Electrical Equipment — 2.0%
ABB India Ltd.	26,427	2,133,653
Amara Raja Energy & Mobility Ltd.	275,772	3,865,181
Bharat Heavy Electricals Ltd.	561,583	1,504,748
CG Power & Industrial Solutions Ltd.	383,008	3,256,835
Elecon Engineering Co. Ltd.	98,740	731,781
Finolex Cables Ltd.	113,028	1,560,486
Graphite India Ltd.	77,594	512,346
Havells India Ltd.	210,915	4,126,717
HEG Ltd.	289,112	1,722,912
KEI Industries Ltd.	131,335	6,806,003
Olectra Greentech Ltd.	14,612	246,888
Polycab India Ltd.	47,369	4,023,699
RR Kabel Ltd.	74,967	1,260,618
Suzlon Energy Ltd.*	47,373,569	34,428,856
Triveni Turbine Ltd.	47,964	415,332
V-Guard Industries Ltd.	24,088	118,873
Total Electrical Equipment		66,714,928
Electronic Equipment, Instruments & Components — 0.2%
Redington Ltd.	2,871,439	6,710,240
Syrma SGS Technology Ltd.	16,547	114,061
Total Electronic Equipment, Instruments & Components		6,824,301
Entertainment — 0.0%
Saregama India Ltd.	282,458	1,526,876
Financial Services — 0.3%
Bajaj Finserv Ltd.	510,204	9,344,888
Infibeam Avenues Ltd.	1,117,598	339,664
Muthoot Microfin Ltd.*	178,077	363,522
Total Financial Services		10,048,074
Food Products — 1.1%
Adani Wilmar Ltd.*	21,320	76,712
Avanti Feeds Ltd.	93,802	746,954
Balrampur Chini Mills Ltd.	293,411	1,815,703
Bikaji Foods International Ltd.	26,763	243,657
Britannia Industries Ltd.	117,973	6,562,917
CCL Products India Ltd.	89,282	773,949
Dalmia Bharat Sugar & Industries Ltd.	181,966	772,062
Godrej Agrovet Ltd.(a)	37,013	321,412
Gujarat Ambuja Exports Ltd.	273,141	397,203
Hatsun Agro Product Ltd.	48,416	568,175
Heritage Foods Ltd.	40,768	230,735
Kaveri Seed Co. Ltd.	107,704	1,098,757
KRBL Ltd.	281,346	988,003
LT Foods Ltd.	606,109	2,967,050
Marico Ltd.	573,047	4,280,429
Mrs. Bectors Food Specialities Ltd.	47,161	902,636
Nestle India Ltd.	130,710	3,313,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

Investments	Shares	Value
Parag Milk Foods Ltd.*	66,125	$145,320
Patanjali Foods Ltd.	93,235	1,940,577
Tata Consumer Products Ltd.	247,462	2,643,892
Triveni Engineering & Industries Ltd.	1,164,743	6,164,256
Venky's India Ltd.	7,910	167,963
Zydus Wellnes Ltd.	22,024	507,101
Total Food Products		37,628,567
Gas Utilities — 1.1%
Adani Total Gas Ltd.	52,897	470,220
GAIL India Ltd.	9,379,432	20,922,853
Gujarat Gas Ltd.	305,725	1,780,848
Gujarat State Petronet Ltd.	1,783,705	7,539,943
Indraprastha Gas Ltd.	435,428	2,113,979
Mahanagar Gas Ltd.	190,347	2,855,636
Total Gas Utilities		35,683,479
Ground Transportation — 0.1%
Container Corp. of India Ltd.	212,853	1,959,126
VRL Logistics Ltd.	6,776	39,981
Total Ground Transportation		1,999,107
Health Care Equipment & Supplies — 0.0%
Poly Medicure Ltd.	26,568	811,575
Health Care Providers & Services — 0.7%
Apollo Hospitals Enterprise Ltd.	60,570	5,162,020
Aster DM Healthcare Ltd.(a)	249,391	1,497,125
Dr. Lal PathLabs Ltd.(a)	30,068	1,053,756
Fortis Healthcare Ltd.	449,733	3,781,406
Global Health Ltd.*	28,722	361,819
Krishna Institute of Medical Sciences Ltd.*(a)	16,830	117,555
Krsnaa Diagnostics Ltd.	53,212	550,370
Max Healthcare Institute Ltd.	701,404	9,242,545
Metropolis Healthcare Ltd.*(a)	55,786	1,353,147
Narayana Hrudayalaya Ltd.	80,737	1,200,299
Rainbow Children's Medicare Ltd.	7,643	133,869
Thyrocare Technologies Ltd.(a)	51,765	551,306
Vijaya Diagnostic Centre Pvt Ltd.	1,816	22,417
Total Health Care Providers & Services		25,027,634
Hotels, Restaurants & Leisure — 0.4%
Chalet Hotels Ltd.*	20,696	235,500
Delta Corp. Ltd.	37,896	49,036
EIH Ltd.	86,013	421,808
Indian Hotels Co. Ltd.	1,169,371	11,986,176
Jubilant Foodworks Ltd.	202,253	1,696,432
Lemon Tree Hotels Ltd.*(a)	96,409	172,247
Mahindra Holidays & Resorts India Ltd.*	3,514	14,678
Total Hotels, Restaurants & Leisure		14,575,877
Household Durables — 0.4%
Amber Enterprises India Ltd.*	10,619	916,306
Bajaj Electricals Ltd.	192,202	1,723,142
Cello World Ltd.	79,339	701,194
Crompton Greaves Consumer Electricals Ltd.	709,394	3,279,592
Dixon Technologies India Ltd.	26,817	5,618,230
LA Opala RG Ltd.	139,054	516,983
Orient Electric Ltd.	156,101	424,705
Symphony Ltd.	24,261	381,327
TTK Prestige Ltd.	52,804	499,522
Whirlpool of India Ltd.	22,559	484,875
Total Household Durables		14,545,876
Household Products — 0.0%
Jyothy Labs Ltd.	64,415	298,774
Independent Power & Renewable Electricity Producers — 3.2%
Adani Green Energy Ltd.*	67,304	818,131
Adani Power Ltd.*	2,521,348	15,592,445
Jaiprakash Power Ventures Ltd.*	8,594,458	1,776,840
JSW Energy Ltd.	599,841	4,502,639
KPI Green Energy Ltd.(a)	42,222	402,006
NHPC Ltd.	9,667,249	9,111,274
NLC India Ltd.	796,074	2,313,451
NTPC Ltd.	19,207,322	74,786,594
Total Independent Power & Renewable Electricity Producers		109,303,380
Independent Power and Renewable Electricity Producers — 0.1%
Gujarat Industries Power Co. Ltd.	274,304	729,801
Reliance Power Ltd.*	3,749,607	1,865,743
Total Independent Power and Renewable Electricity Producers		2,595,544
Industrial Conglomerates — 0.6%
Apar Industries Ltd.	28,269	3,406,792
Balmer Lawrie & Co. Ltd.	110,564	273,899
Godrej Industries Ltd.*	163,617	2,228,732
Nava Ltd.	736,705	8,505,597
Siemens Ltd.	62,897	4,801,775
Total Industrial Conglomerates		19,216,795
Insurance — 1.1%
General Insurance Corp. of India(a)	1,957,765	10,158,848
HDFC Life Insurance Co. Ltd.(a)	481,714	3,471,891
ICICI Lombard General Insurance Co. Ltd.(a)	363,336	7,587,028
ICICI Prudential Life Insurance Co. Ltd.(a)	228,251	1,745,867
Life Insurance Corp. of India	679,304	7,077,592
Max Financial Services Ltd.*	121,527	1,581,159
New India Assurance Co. Ltd.(a)	485,459	1,148,357
SBI Life Insurance Co. Ltd.(a)	301,653	4,898,960
Star Health & Allied Insurance Co. Ltd.*	526	2,918
Total Insurance		37,672,620
Interactive Media & Services — 0.0%
Odigma Consultancy Solutions*	19,525	15,665
IT Services — 12.1%
Cigniti Technologies Ltd.*	49,269	1,003,551
Coforge Ltd.	33,190	3,746,049
Cyient Ltd.	116,766	2,505,906
Happiest Minds Technologies Ltd.	12	103
HCL Technologies Ltd.	2,480,942	55,563,016
Infosys Ltd.	7,829,073	171,919,315
LTIMindtree Ltd.(a)	137,188	8,950,881
Mastek Ltd.	11,021	383,356
Mphasis Ltd.	160,969	5,353,240
Persistent Systems Ltd.	123,836	9,340,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

Investments	Shares	Value
Protean eGov Technologies Ltd.	6,481	$146,522
Sonata Software Ltd.	260,708	1,825,272
Tata Consultancy Services Ltd.	1,879,173	89,878,525
Tata Technologies Ltd.	61,422	639,483
Tech Mahindra Ltd.	1,335,166	26,608,579
Wipro Ltd.	7,766,452	27,382,325
Zensar Technologies Ltd.	339,661	2,982,070
Total IT Services		408,228,932
Life Sciences Tools & Services — 0.4%
Divi's Laboratories Ltd.	173,188	12,337,259
Syngene International Ltd.(a)	134,036	1,343,980
Total Life Sciences Tools & Services		13,681,239
Machinery — 1.0%
Action Construction Equipment Ltd.	25,340	446,161
AIA Engineering Ltd.	45,000	1,788,489
Ashok Leyland Ltd.	1,228,225	3,163,319
BEML Ltd.	8,650	411,087
Cochin Shipyard Ltd.(a)	174,166	3,130,314
Confidence Petroleum India Ltd.	1,003,997	820,542
Craftsman Automation Ltd.	18,760	1,180,003
Cummins India Ltd.	194,776	7,448,531
Elgi Equipments Ltd.	231,982	1,571,046
Escorts Kubota Ltd.	40,289	1,568,266
Force Motors Ltd.	3,540	269,282
GMM Pfaudler Ltd.	89,172	1,227,533
Greaves Cotton Ltd.	235,294	762,576
Grindwell Norton Ltd.	24,643	552,623
ISGEC Heavy Engineering Ltd.	27,767	467,860
Jamna Auto Industries Ltd.	190,049	216,035
Kirloskar Brothers Ltd.	39,564	953,935
Kirloskar Oil Engines Ltd.	38,245	458,844
LG Balakrishnan & Bros Ltd.	42,103	617,649
NRB Bearings Ltd.	123,561	403,674
Rolex Rings Ltd.*	38,132	819,216
Schaeffler India Ltd.	2,004	79,721
SKF India Ltd.	30,037	1,571,181
Technocraft Industries India Ltd.*	8,937	285,040
Tega Industries Ltd.	12,240	223,938
Thermax Ltd.	49,773	2,348,577
Timken India Ltd.	19,986	728,765
Titagarh Rail System Ltd.	39,843	514,153
Total Machinery		34,028,360
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	1,045,110	2,550,342
Media — 0.1%
Affle India Ltd.*	50,180	1,045,200
DB Corp. Ltd.	51,322	181,127
Sun TV Network Ltd.	216,152	1,725,277
Zee Entertainment Enterprises Ltd.	23,198	32,865
Total Media		2,984,469
Metals & Mining — 6.7%
APL Apollo Tubes Ltd.	146,370	2,681,167
Ashapura Minechem Ltd.*	50,305	228,745
Godawari Power & Ispat Ltd.	747,181	1,763,623
Goodluck India Ltd.	12,703	137,886
Gravita India Ltd.	23,127	588,752
Hindalco Industries Ltd.	7,515,434	52,884,884
Hindustan Copper Ltd.	380,314	1,101,445
Hindustan Zinc Ltd.	914,378	4,742,040
Jai Balaji Industries Ltd.*	23,630	247,923
Jindal Saw Ltd.	825,762	2,810,612
Jindal Stainless Ltd.	1,064,823	8,696,316
Jindal Steel & Power Ltd.	988,526	10,746,184
JSW Steel Ltd.	1,156,407	12,176,793
Kirloskar Ferrous Industries Ltd.	170,548	1,273,825
Lloyds Metals & Energy Ltd.	14,268	205,295
Maharashtra Seamless Ltd.	328,445	2,689,095
Mishra Dhatu Nigam Ltd.(a)	7,018	27,658
MM Forgings Ltd.	30,319	164,727
MOIL Ltd.	155,428	601,370
National Aluminium Co. Ltd.	4,314,009	10,667,395
NMDC Ltd.	23,867,385	18,377,165
Prakash Industries Ltd.*	34,459	62,089
Ramkrishna Forgings Ltd.	128,985	1,346,667
Ratnamani Metals & Tubes Ltd.	29,028	1,077,610
Sandur Manganese & Iron Ores Ltd.	255,214	1,231,895
Sarda Energy & Minerals Ltd.	477,136	2,689,868
Shyam Metalics & Energy Ltd.	91,841	782,454
Steel Authority of India Ltd.	4,159,989	5,497,009
Surya Roshni Ltd.	147,618	1,025,315
Tata Steel Ltd.	22,460,069	36,216,292
Usha Martin Ltd.	409,582	1,800,245
Vedanta Ltd.	7,370,632	38,263,449
Welspun Corp. Ltd.	266,324	2,531,538
Total Metals & Mining		225,337,331
Office REITs — 0.0%
Mindspace Business Parks REIT(a)	248,255	1,047,752
Oil, Gas & Consumable Fuels — 15.1%
Aegis Logistics Ltd.	507,286	4,858,735
Bharat Petroleum Corp. Ltd.	2,858,200	9,763,392
Chennai Petroleum Corp. Ltd.	118,221	864,145
Coal India Ltd.	18,106,871	81,245,763
Great Eastern Shipping Co. Ltd.	1,129,933	12,696,507
Hindustan Oil Exploration Co. Ltd.*	387,791	829,631
Hindustan Petroleum Corp. Ltd.	905,135	4,321,431
Indian Oil Corp. Ltd.	13,710,822	21,845,711
Mangalore Refinery & Petrochemicals Ltd.	508,302	881,133
Oil & Natural Gas Corp. Ltd.	33,100,085	92,499,106
Oil India Ltd.	8,431,090	42,419,495
Petronet LNG Ltd.	3,920,278	15,852,597
Reliance Industries Ltd.	15,552,354	220,795,242
Total Oil, Gas & Consumable Fuels		508,872,888
Paper & Forest Products — 0.2%
Aditya Birla Real Estate Ltd.	34,883	1,022,140
Century Plyboards India Ltd.	106,997	922,763
Greenpanel Industries Ltd.	252,266	1,114,389
JK Paper Ltd.	862,610	4,179,359
West Coast Paper Mills Ltd.	24,373	158,200
Total Paper & Forest Products		7,396,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

Investments	Shares	Value
Passenger Airlines — 0.2%
InterGlobe Aviation Ltd.*(a)	124,476	$6,621,539
Personal Care Products — 1.1%
Bajaj Consumer Care Ltd.	634,936	1,464,271
Colgate-Palmolive India Ltd.	151,024	4,728,709
Dabur India Ltd.	365,598	2,165,052
Emami Ltd.	457,417	3,209,686
Godrej Consumer Products Ltd.	333,320	4,212,745
Hindustan Unilever Ltd.	823,057	22,369,423
Total Personal Care Products		38,149,886
Pharmaceuticals — 4.5%
Aarti Drugs Ltd.	109,988	591,476
Aarti Pharmalabs Ltd.	94,158	754,738
Aether Industries Ltd.*	5,237	54,255
Ajanta Pharma Ltd.	41,196	1,410,929
Alembic Pharmaceuticals Ltd.	134,821	1,679,086
Alkem Laboratories Ltd.	47,224	3,107,623
AMI Organics Ltd.	4,407	110,613
Aurobindo Pharma Ltd.	623,404	9,717,278
Caplin Point Laboratories Ltd.	133,673	3,904,389
Cipla Ltd.	776,655	13,870,500
Dr. Reddy’s Laboratories Ltd.	1,651,321	26,781,437
FDC Ltd.	63,810	372,252
Gland Pharma Ltd.(a)	82,217	1,708,754
GlaxoSmithKline Pharmaceuticals Ltd.	59,095	1,554,342
Glenmark Life Sciences Ltd.*	42,355	486,534
Granules India Ltd.	445,476	3,081,928
Hikal Ltd.	79,828	364,110
Indoco Remedies Ltd.	96,158	373,114
IOL Chemicals & Pharmaceuticals Ltd.	90,325	429,977
Ipca Laboratories Ltd.	165,783	3,282,596
JB Chemicals & Pharmaceuticals Ltd.	75,453	1,625,284
Laurus Labs Ltd.(a)	773,211	5,443,218
Lupin Ltd.	232,220	6,389,635
Mankind Pharma Ltd.*	27,133	912,866
Marksans Pharma Ltd.	423,225	1,466,467
Natco Pharma Ltd.	189,108	3,064,339
Neuland Laboratories Ltd.	25,549	4,095,480
Sun Pharmaceutical Industries Ltd.	1,811,382	39,910,650
Supriya Lifescience Ltd.	7,564	65,362
Suven Pharmaceuticals Ltd.*	322,540	4,290,110
Torrent Pharmaceuticals Ltd.	89,460	3,511,002
Zydus Lifesciences Ltd.	487,247	5,530,162
Total Pharmaceuticals		149,940,506
Professional Services — 0.5%
Computer Age Management Services Ltd.	33,683	1,996,814
Datamatics Global Services Ltd.	63,877	476,352
eClerx Services Ltd.	127,469	5,186,381
Firstsource Solutions Ltd.	1,399,094	6,144,566
L&T Technology Services Ltd.(a)	34,381	1,902,458
Latent View Analytics Ltd.*	59,968	342,869
Quess Corp. Ltd.(a)	156,921	1,213,285
RITES Ltd.	67,416	229,658
TeamLease Services Ltd.*	8,605	294,593
Total Professional Services		17,786,976
Real Estate Management & Development — 1.0%
Brigade Enterprises Ltd.	53,373	774,906
DLF Ltd.	528,465	5,091,831
Godrej Properties Ltd.*	51,331	1,670,688
Macrotech Developers Ltd.(a)	25,392	412,079
Mahindra Lifespace Developers Ltd.	2,612	14,141
NESCO Ltd.	68,523	771,280
Oberoi Realty Ltd.	265,076	7,156,832
Phoenix Mills Ltd.	454,976	8,683,544
Prestige Estates Projects Ltd.	294,731	5,831,707
Sobha Ltd.	103,077	1,898,311
Valor Estate Ltd.*	243,892	492,890
Total Real Estate Management & Development		32,798,209
Software — 0.7%
Birlasoft Ltd.	226,035	1,479,420
CE Info Systems Ltd.	50,927	945,181
Intellect Design Arena Ltd.	147,203	1,643,646
KPIT Technologies Ltd.	74,821	1,280,055
Newgen Software Technologies Ltd.	208,343	4,141,369
Oracle Financial Services Software Ltd.	69,405	10,368,098
Rategain Travel Technologies Ltd.*	15,842	134,182
Route Mobile Ltd.	1,602	26,063
Tanla Platforms Ltd.	1,885	14,799
Tata Elxsi Ltd.	43,003	3,413,845
Total Software		23,446,658
Specialty Retail — 0.2%
Go Fashion India Ltd.*	46,905	518,749
Metro Brands Ltd.	22,383	318,135
Senco Gold Ltd.	13,088	163,964
Trent Ltd.	50,695	4,217,993
Total Specialty Retail		5,218,841
Textiles, Apparel & Luxury Goods — 0.8%
Arvind Ltd.	671,137	3,217,177
Bata India Ltd.	14,528	233,310
Campus Activewear Ltd.*	393,105	1,481,942
Gokaldas Exports Ltd.*	97,382	1,287,943
Indo Count Industries Ltd.	17,016	64,893
Kalyan Jewellers India Ltd.	54,608	488,746
KPR Mill Ltd.	145,072	1,684,666
LUX Industries Ltd.	37,955	891,666
Monte Carlo Fashions Ltd.	1,887	17,680
Page Industries Ltd.	4,044	2,244,362
Relaxo Footwears Ltd.	11,986	86,801
Rupa & Co. Ltd.	32,851	95,525
Safari Industries India Ltd.	4,988	151,582
Siyaram Silk Mills Ltd.	53,434	539,372
Titan Co. Ltd.	176,244	6,696,917
Trident Ltd.	680,332	265,732
Vaibhav Global Ltd.	9,732	31,539
Vardhman Textiles Ltd.	363,888	2,150,675
Vedant Fashions Ltd.	31,754	478,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

Investments	Shares	Value
Welspun Living Ltd.	562,049	$1,029,317
Total Textiles, Apparel & Luxury Goods		23,138,174
Tobacco — 1.1%
Godfrey Phillips India Ltd.	39,108	2,387,991
ITC Ltd.	5,923,676	33,464,086
VST Industries Ltd.	218,129	856,580
Total Tobacco		36,708,657
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	86,127	2,543,809
IndiaMart InterMesh Ltd.(a)	298	7,828
MMTC Ltd.*	1,520,743	1,288,871
MSTC Ltd.	62,829	498,295
Sanghvi Movers Ltd.	84,030	301,517
Total Trading Companies & Distributors		4,640,320
Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	1,066,060	15,329,622
Gujarat Pipavav Port Ltd.	607,113	1,292,603
JSW Infrastructure Ltd.	168,705	626,631
Total Transportation Infrastructure		17,248,856
Wireless Telecommunication Services — 1.3%
Bharti Airtel Ltd.	2,282,140	42,323,433
TOTAL INVESTMENTS IN SECURITIES — 102.6% (Cost: $2,488,503,358)		3,453,125,668
Other Liabilities less Assets — (2.6)%		(88,344,279)
NET ASSETS — 100.0%		$3,364,781,389

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,453,125,668	$–	$–	$3,453,125,668
Total Investments in Securities	$3,453,125,668	$–	$–	$3,453,125,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Hedged Equity Fund (INDH)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 101.2%
India — 101.2%
Aerospace & Defense — 1.7%
Bharat Electronics Ltd.	35,870	$122,823
Hindustan Aeronautics Ltd.	1,365	66,618
Total Aerospace & Defense		189,441
Automobile Components — 0.3%
Tube Investments of India Ltd.	897	37,469
Automobiles — 7.7%
Bajaj Auto Ltd.	681	69,987
Eicher Motors Ltd.	1,608	90,565
Hero MotoCorp Ltd.	866	42,085
Mahindra & Mahindra Ltd.	9,941	349,168
Maruti Suzuki India Ltd.	1,100	139,513
Tata Motors Ltd.	14,833	128,235
TVS Motor Co. Ltd.	2,464	68,166
Total Automobiles		887,719
Banks — 21.3%
Axis Bank Ltd.	21,783	270,895
HDFC Bank Ltd.	49,170	1,018,190
ICICI Bank Ltd.	52,222	781,771
Kotak Mahindra Bank Ltd.	11,138	232,358
State Bank of India	16,611	154,238
Total Banks		2,457,452
Beverages — 1.5%
United Spirits Ltd.	3,692	70,096
Varun Beverages Ltd.	12,887	96,110
Total Beverages		166,206
Chemicals — 1.5%
Asian Paints Ltd.	3,806	101,418
Pidilite Industries Ltd.	1,969	66,794
Total Chemicals		168,212
Construction & Engineering — 2.4%
Larsen & Toubro Ltd.	6,632	279,464
Construction Materials — 2.7%
Ambuja Cements Ltd.	4,582	28,676
Grasim Industries Ltd.	3,955	112,842
UltraTech Cement Ltd.	1,239	165,362
Total Construction Materials		306,880
Consumer Staples Distribution & Retail — 0.3%
Avenue Supermarts Ltd.*(a)	942	39,191
Electric Utilities — 2.1%
Power Grid Corp. of India Ltd.	45,527	164,158
Tata Power Co. Ltd.	17,314	79,357
Total Electric Utilities		243,515
Electrical Equipment — 0.7%
Havells India Ltd.	2,713	53,082
Suzlon Energy Ltd.*	43,504	31,617
Total Electrical Equipment		84,699
Financial Services — 0.6%
Bajaj Finserv Ltd.	3,934	72,055
Food Products — 1.4%
Britannia Industries Ltd.	877	48,788
Nestle India Ltd.	2,744	69,552
Tata Consumer Products Ltd.	3,943	42,127
Total Food Products		160,467
Gas Utilities — 0.5%
GAIL India Ltd.	26,739	59,647
Health Care Providers & Services — 1.7%
Apollo Hospitals Enterprise Ltd.	1,068	91,019
Max Healthcare Institute Ltd.	7,632	100,569
Total Health Care Providers & Services		191,588
Hotels, Restaurants & Leisure — 2.3%
Indian Hotels Co. Ltd.	9,375	96,095
Zomato Ltd.*	53,175	172,698
Total Hotels, Restaurants & Leisure		268,793
Independent Power & Renewable Electricity Producers — 1.8%
Adani Green Energy Ltd.*	3,703	45,013
NTPC Ltd.	42,896	167,022
Total Independent Power & Renewable Electricity Producers		212,035
Industrial Conglomerates — 0.6%
Siemens Ltd.	962	73,442
Insurance — 1.9%
HDFC Life Insurance Co. Ltd.(a)	9,929	71,562
ICICI Lombard General Insurance Co. Ltd.(a)	2,599	54,271
PB Fintech Ltd.*	997	24,558
SBI Life Insurance Co. Ltd.(a)	4,505	73,163
Total Insurance		223,554
Interactive Media & Services — 0.7%
Info Edge India Ltd.	782	79,258
IT Services — 15.6%
HCL Technologies Ltd.	9,975	223,400
Infosys Ltd.	35,532	780,250
LTIMindtree Ltd.(a)	957	62,440
Persistent Systems Ltd.	365	27,531
Tata Consultancy Services Ltd.	10,073	481,779
Tech Mahindra Ltd.	6,346	126,470
Wipro Ltd.	27,800	98,015
Total IT Services		1,799,885
Life Sciences Tools & Services — 0.8%
Divi's Laboratories Ltd.	1,355	96,525
Metals & Mining — 3.3%
Hindalco Industries Ltd.	15,953	112,259
JSW Steel Ltd.	11,308	119,071
Tata Steel Ltd.	63,030	101,634
Vedanta Ltd.	8,068	41,884
Total Metals & Mining		374,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Hedged Equity Fund (INDH)

December 31, 2024

Investments	Shares	Value
Oil, Gas & Consumable Fuels — 10.6%
Bharat Petroleum Corp. Ltd.	22,634	$77,316
Coal India Ltd.	12,703	56,998
Indian Oil Corp. Ltd.	22,153	35,297
Oil & Natural Gas Corp. Ltd.	33,006	92,236
Reliance Industries Ltd.	67,519	958,561
Total Oil, Gas & Consumable Fuels		1,220,408
Passenger Airlines — 0.4%
InterGlobe Aviation Ltd.*(a)	896	47,663
Personal Care Products — 2.8%
Godrej Consumer Products Ltd.	4,673	59,061
Hindustan Unilever Ltd.	9,767	265,452
Total Personal Care Products		324,513
Pharmaceuticals — 3.8%
Cipla Ltd.	5,081	90,743
Dr. Reddy’s Laboratories Ltd.	6,570	106,553
Sun Pharmaceutical Industries Ltd.	10,967	241,639
Total Pharmaceuticals		438,935
Real Estate Management & Development — 0.6%
DLF Ltd.	6,598	63,573
Specialty Retail — 1.4%
Trent Ltd.	1,866	155,257
Textiles, Apparel & Luxury Goods — 1.4%
Titan Co. Ltd.	4,203	159,706
Tobacco — 1.6%
ITC Ltd.	33,352	188,412
Trading Companies & Distributors — 0.5%
Adani Enterprises Ltd.	1,949	57,565
Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	6,078	87,400
Wireless Telecommunication Services — 3.9%
Bharti Airtel Ltd.	24,430	453,067
TOTAL COMMON STOCKS (COST: $11,238,627)		11,668,844
MUTUAL FUND — 0.6%
United States — 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $63,520)	63,520	63,520
TOTAL INVESTMENTS IN SECURITIES — 101.8% (Cost: $11,302,147)		11,732,364
Other Liabilities less Assets — (1.8)%		(201,896)
NET ASSETS — 100.0%		$11,530,468

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Hedged Equity Fund (INDH)

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/6/2025	182,222,838	INR	2,148,094	USD	$-	$(20,108)
Goldman Sachs	1/6/2025	181,696,004	INR	2,141,329	USD	-	(19,495)
Goldman Sachs	1/6/2025	998,801,190	INR	11,664,150	USD	-	(218)
Goldman Sachs	2/5/2025	11,480,540	USD	986,235,785	INR	-	(4,493)
Morgan Stanley & Co. International	1/6/2025	16,080,336	USD	1,362,720,032	INR	166,584	-
						$166,584	$(44,314)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
IFSC NIFTY 50	3	1/30/25	$142,617	$(47)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$11,668,844	$–	$–	$11,668,844
Mutual Fund	–	63,520	–	63,520
Total Investments in Securities	$11,668,844	$63,520	$–	$11,732,364
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$166,584	$–	$166,584
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(44,314)	$–	$(44,314)
Futures Contracts[1]	(47)	–	–	(47)
Total - Net	$11,668,797	$185,790	$–	$11,854,587

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 98.0%
Australia — 7.9%
APA Group	36,633	$158,089
Lottery Corp. Ltd.	51,170	156,509
Scentre Group	314,822	668,583
Sonic Healthcare Ltd.	28,709	480,108
Telstra Group Ltd.	145,933	362,321
Transurban Group	238,261	1,975,284
Vicinity Ltd.	463,221	602,287
Washington H Soul Pattinson & Co. Ltd.	7,615	161,341
Woodside Energy Group Ltd.	10,370	157,946
Woolworths Group Ltd.	22,285	420,694
Total Australia		5,143,162
Belgium — 3.4%
Anheuser-Busch InBev SA	3,077	153,736
Groupe Bruxelles Lambert NV	25,438	1,739,826
Syensqo SA	2,230	162,935
Warehouses De Pauw CVA	7,490	147,362
Total Belgium		2,203,859
China — 0.2%
Wilmar International Ltd.	72,100	163,840
Denmark — 0.5%
Carlsberg AS, Class B	3,373	323,174
Finland — 0.2%
Sampo OYJ, Class A	3,865	157,607
France — 9.7%
Arkema SA	2,089	159,100
Bouygues SA	5,565	164,463
Capgemini SE	1,032	169,005
Cie Generale des Etablissements Michelin SCA	5,097	167,839
Danone SA	2,424	163,455
Eiffage SA	1,836	161,068
Getlink SE	10,133	161,640
Klepierre SA	5,476	157,637
Orange SA	47,925	477,803
Pernod Ricard SA	1,480	167,047
TotalEnergies SE	39,905	2,205,335
Vinci SA	20,995	2,168,380
Total France		6,322,772
Germany — 11.0%
BASF SE	48,294	2,123,358
Bayer AG, Registered Shares	63,503	1,270,038
Brenntag SE	2,570	154,032
Evonik Industries AG	37,392	647,776
Fresenius SE & Co. KGaA*	4,710	163,581
Hannover Rueck SE	654	163,480
Heidelberg Materials AG	1,313	162,202
Henkel AG & Co. KGaA	2,182	168,104
Mercedes-Benz Group AG	38,713	2,156,698
Merck KGaA	1,173	169,928
Total Germany		7,179,197
Hong Kong — 3.1%
CK Asset Holdings Ltd.	74,000	303,890
CLP Holdings Ltd.	20,000	168,127
Hang Seng Bank Ltd.	70,800	870,878
Hong Kong & China Gas Co. Ltd.	221,000	176,676
Hongkong Land Holdings Ltd.	45,600	202,920
Link REIT	38,100	161,122
Wharf Real Estate Investment Co. Ltd.	63,000	161,069
Total Hong Kong		2,044,682
Ireland — 0.3%
Kerry Group PLC, Class A	1,713	165,408
Italy — 3.2%
Eni SpA	11,688	158,427
Infrastrutture Wireless Italiane SpA(a)	16,074	163,367
Nexi SpA*(a)	27,961	155,191
Poste Italiane SpA(a)	102,939	1,451,801
Snam SpA	35,516	157,295
Total Italy		2,086,081
Japan — 17.9%
AGC, Inc.	47,000	1,383,145
Aisin Corp.	67,800	766,827
Asahi Group Holdings Ltd.	30,100	317,356
Asahi Kasei Corp.	66,800	464,361
Bridgestone Corp.	60,300	2,048,880
FANUC Corp.	38,500	1,022,763
Honda Motor Co. Ltd.	19,300	188,505
Japan Tobacco, Inc.	5,900	153,169
Kirin Holdings Co. Ltd.	21,100	275,095
Mitsubishi Chemical Group Corp.	31,700	161,304
Mitsubishi Corp.	61,500	1,019,000
Mitsubishi HC Capital, Inc.	24,700	163,766
Mitsui Chemicals, Inc.	7,200	158,972
Ono Pharmaceutical Co. Ltd.	79,100	822,658
ORIX Corp.	46,500	1,008,348
SG Holdings Co. Ltd.	17,000	162,904
Shin-Etsu Chemical Co. Ltd.	4,600	155,011
Shionogi & Co. Ltd.	11,800	166,609
Subaru Corp.	10,400	186,678
Sumitomo Corp.	8,000	174,497
Takeda Pharmaceutical Co. Ltd.	23,900	635,823
Unicharm Corp.	28,200	233,714
Total Japan		11,669,385
Netherlands — 4.0%
Aegon Ltd.	318,941	1,889,107
Heineken Holding NV	2,612	156,468
JDE Peet's NV	12,063	206,480
Koninklijke Philips NV*	6,630	167,515
Randstad NV	3,766	158,757
Total Netherlands		2,578,327
New Zealand — 0.9%
Auckland International Airport Ltd.	123,649	602,687
Norway — 0.2%
Salmar ASA	3,307	157,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2024

Investments	Shares	Value
Singapore — 1.0%
CapitaLand Ascendas REIT	84,700	$159,565
CapitaLand Integrated Commercial Trust	131,800	186,464
Genting Singapore Ltd.	290,100	162,679
United Overseas Bank Ltd.	6,200	165,112
Total Singapore		673,820
Spain — 1.5%
Aena SME SA(a)	1,577	322,351
Amadeus IT Group SA	7,110	502,116
Redeia Corp. SA	9,272	158,419
Total Spain		982,886
Sweden — 6.2%
Essity AB, Class B	6,157	164,774
Industrivarden AB, Class C	32,865	1,038,366
Industrivarden AB, Class A	13,185	416,937
L E Lundbergforetagen AB, Class B	3,419	155,026
Swedbank AB, Class A	106,212	2,098,430
Tele2 AB, Class B	16,026	158,458
Total Sweden		4,031,991
Switzerland — 2.0%
Sonova Holding AG, Registered Shares	485	158,572
Zurich Insurance Group AG	1,882	1,118,920
Total Switzerland		1,277,492
United Kingdom — 18.1%
BAE Systems PLC	44,920	646,121
British American Tobacco PLC	60,784	2,192,425
Bunzl PLC	3,661	151,123
CK Hutchison Holdings Ltd.	32,500	173,630
Imperial Brands PLC	52,055	1,664,394
J Sainsbury PLC	49,866	170,869
Legal & General Group PLC	59,912	172,428
M&G PLC	793,029	1,965,025
Phoenix Group Holdings PLC	116,015	741,015
Reckitt Benckiser Group PLC	7,381	446,761
Schroders PLC	209,847	850,461
Unilever PLC	9,336	531,771
United Utilities Group PLC	145,071	1,910,438
WPP PLC	15,959	165,373
Total United Kingdom		11,781,834
United States — 6.7%
BP PLC	33,856	166,637
Experian PLC	3,471	149,757
GSK PLC	55,202	930,903
Haleon PLC	39,580	187,077
Holcim AG, Registered Shares	1,700	163,875
Shell PLC	36,659	1,136,774
Stellantis NV	12,500	162,962
Swiss Re AG	10,205	1,477,402
Total United States		4,375,387
TOTAL COMMON STOCKS (Cost: $68,036,477)		63,920,972
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Dr. Ing hc F Porsche AG, 3.78%(a)	2,653	160,490
Henkel AG & Co. KGaA, 2.22%	1,941	170,239
TOTAL PREFERRED STOCKS (Cost: $341,311)		330,729
EXCHANGE-TRADED FUND — 0.2%
United States — 0.2%
iShares MSCI EAFE Value ETF(b) (Cost: $119,200)	2,166	113,650
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c) (Cost: $122,956)	122,956	122,956
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c) (Cost: $116,098)	116,098	116,098
TOTAL INVESTMENTS IN SECURITIES — 99.1% (Cost: $68,736,042)		64,604,405
Other Assets less Liabilities — 0.9%		570,630
NET ASSETS — 100.0%		$65,175,035

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $113,650 and the total market value of the collateral held by the Fund was $116,098.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$63,920,972	$–	$–	$63,920,972
Preferred Stocks	330,729	–	–	330,729
Exchange-Traded Fund	113,650	–	–	113,650
Mutual Fund	–	122,956	–	122,956
Investment of Cash Collateral for Securities Loaned	–	116,098	–	116,098
Total Investments in Securities	$64,365,351	$239,054	$–	$64,604,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 7.8%
AGL Energy Ltd.	40,720	$284,641
ALS Ltd.	14,391	134,366
Ampol Ltd.	9,816	171,327
Ansell Ltd.	4,484	93,893
ANZ Group Holdings Ltd.	78,188	1,381,625
APA Group	104,220	449,759
ARB Corp. Ltd.	2,946	74,073
Aristocrat Leisure Ltd.	8,190	346,643
Aurizon Holdings Ltd.	85,481	172,008
Australian Clinical Labs Ltd.	31,254	66,567
Bendigo & Adelaide Bank Ltd.	11,228	91,069
BHP Group Ltd.	170,378	4,172,113
BlueScope Steel Ltd.	10,353	119,804
Brambles Ltd.	42,876	510,758
Breville Group Ltd.	3,990	87,403
Brickworks Ltd.	8,128	129,082
CAR Group Ltd.	10,866	242,399
Centuria Capital Group	115,695	127,148
Champion Iron Ltd.	31,254	111,268
Charter Hall Group	17,091	151,850
Cleanaway Waste Management Ltd.	73,808	121,100
Cochlear Ltd.	792	142,148
Coles Group Ltd.	37,711	441,058
Commonwealth Bank of Australia	37,170	3,526,867
Computershare Ltd.	18,836	395,935
Corporate Travel Management Ltd.	13,021	106,821
Cromwell Property Group	316,568	74,481
Dalrymple Bay Infrastructure Ltd.	58,269	129,878
Dexus	62,067	255,936
Dicker Data Ltd.	14,635	76,296
Domain Holdings Australia Ltd.	39,877	62,465
Domino's Pizza Enterprises Ltd.	3,846	70,104
Downer EDI Ltd.	23,158	75,276
Elders Ltd.	13,268	58,819
Endeavour Group Ltd.	74,692	194,231
Evolution Mining Ltd.	36,224	107,879
EVT Ltd.	12,465	87,827
Flight Centre Travel Group Ltd.	9,257	95,601
Fortescue Ltd.	216,310	2,444,193
Glencore PLC	201,621	892,371
Goodman Group	18,885	416,726
Growthpoint Properties Australia Ltd.	69,470	102,369
GWA Group Ltd.	48,687	72,950
Hansen Technologies Ltd.	33,487	110,924
Harvey Norman Holdings Ltd.	33,777	97,664
Helia Group Ltd.	18,845	52,155
Helloworld Travel Ltd.	57,532	69,639
IDP Education Ltd.	5,033	39,357
Incitec Pivot Ltd.	36,605	66,405
Ingenia Communities Group	26,016	73,774
Inghams Group Ltd.	41,934	82,564
Insurance Australia Group Ltd.	19,852	103,985
IVE Group Ltd.	58,465	76,017
JB Hi-Fi Ltd.	8,219	471,630
Jumbo Interactive Ltd.	10,602	91,374
Lottery Corp. Ltd.	80,561	246,404
Lovisa Holdings Ltd.	4,613	86,141
Lycopodium Ltd.	9,193	56,577
Macquarie Group Ltd.	5,952	816,821
Metcash Ltd.	63,881	122,611
Mirvac Group	98,852	114,758
Monadelphous Group Ltd.	11,789	102,188
Monash IVF Group Ltd.	94,461	74,277
MyState Ltd.	24,341	67,215
National Australia Bank Ltd.	64,831	1,489,199
New Hope Corp. Ltd.	46,109	141,600
Northern Star Resources Ltd.	19,295	184,454
NRW Holdings Ltd.	43,812	104,165
Orica Ltd.	12,512	128,442
Origin Energy Ltd.	105,327	710,824
Orora Ltd.	33,668	51,280
Premier Investments Ltd.	5,809	115,560
QBE Insurance Group Ltd.	23,250	276,389
Qube Holdings Ltd.	71,938	176,825
Ramelius Resources Ltd.	72,795	93,297
Ramsay Health Care Ltd.	5,163	110,413
REA Group Ltd.	1,401	202,380
Reece Ltd.	8,847	122,589
Rio Tinto Ltd.	16,074	1,168,988
Rio Tinto PLC	52,617	3,112,340
Santos Ltd.	145,160	600,371
Scentre Group	224,877	477,568
SEEK Ltd.	5,833	81,512
SG Fleet Group Ltd.	43,909	92,705
SGH Ltd.	8,276	236,272
SmartGroup Corp. Ltd.	7,944	38,217
Sonic Healthcare Ltd.	16,559	276,920
Stanmore Resources Ltd.	59,618	111,107
Stockland	103,974	309,002
Suncorp Group Ltd.	20,082	236,366
Super Retail Group Ltd.	16,967	159,468
Telstra Group Ltd.	552,891	1,372,713
TPG Telecom Ltd.	64,062	178,091
Transurban Group	55,860	463,103
Ventia Services Group Pty. Ltd.	65,840	146,753
Vicinity Ltd.	207,121	269,302
Viva Energy Group Ltd.(a)	64,726	105,398
Waypoint REIT Ltd.	52,264	75,397
Wesfarmers Ltd.	38,892	1,722,442
Westpac Banking Corp.	87,330	1,747,555
Whitehaven Coal Ltd.	18,826	72,268
WiseTech Global Ltd.	2,171	162,726
Woolworths Group Ltd.	27,607	521,162
Worley Ltd.	19,978	169,461
Total Australia		39,706,231
Austria — 0.5%
ANDRITZ AG	5,328	270,230
CA Immobilien Anlagen AG(b)	4,794	115,765
Erste Group Bank AG	17,951	1,108,976
Kontron AG	4,528	91,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Mondi PLC	7,899	$117,921
Oesterreichische Post AG	5,806	173,149
Schoeller-Bleckmann Oilfield Equipment AG	3,738	115,347
Telekom Austria AG	40,164	331,055
Verbund AG	5,534	401,132
Wienerberger AG	1,357	37,630
Total Austria		2,762,448
Belgium — 0.9%
Ackermans & van Haaren NV	523	103,168
Aedifica SA	3,532	205,545
Ageas SA	4,204	204,167
Anheuser-Busch InBev SA	15,230	760,935
Azelis Group NV	3,374	66,382
Barco NV	8,102	87,923
Bekaert SA	3,926	136,027
Cofinimmo SA	3,120	179,630
Colruyt Group NV	5,069	190,222
D'ieteren Group	924	153,758
Elia Group SA	1,273	98,073
KBC Group NV	13,196	1,018,549
Melexis NV	953	55,756
Shurgard Self Storage Ltd.	1,515	56,241
Solvay SA	8,557	276,102
Syensqo SA	1,837	134,220
UCB SA	2,108	419,541
Warehouses De Pauw CVA	6,320	124,343
Xior Student Housing NV	4,031	123,762
Total Belgium		4,394,344
Brazil — 0.0%
Yara International ASA	4,156	110,072
Chile — 0.1%
Antofagasta PLC	16,532	329,204
China — 0.6%
BOC Hong Kong Holdings Ltd.	501,444	1,610,596
Health & Happiness H&H International Holdings Ltd.	47,500	54,117
Kerry Logistics Network Ltd.	70,000	61,998
Prosus NV	11,644	462,400
Shangri-La Asia Ltd.	148,000	100,979
VSTECS Holdings Ltd.	156,000	104,429
Wilmar International Ltd.	216,600	492,200
Total China		2,886,719
Denmark — 1.0%
Carlsberg AS, Class B	1,283	122,927
Coloplast AS, Class B	3,560	388,646
Danske Bank AS	24,532	693,897
Dfds AS	6,446	119,493
DSV AS	1,383	293,630
H Lundbeck AS	18,923	108,573
ISS AS	4,449	81,114
Novo Nordisk AS, Class B	30,155	2,613,690
Novonesis (Novozymes) B, Class B	4,478	253,510
Pandora AS	2,049	374,713
Spar Nord Bank AS	1,637	46,826
Sydbank AS	2,621	138,300
Tryg AS	3,176	66,814
Total Denmark		5,302,133
Faroe Islands — 0.0%
Bakkafrost P/F	1,614	90,098
Finland — 1.7%
Anora Group OYJ	18,878	55,517
Cargotec OYJ, Class B	2,003	105,945
Elisa OYJ	9,622	416,478
Fortum OYJ	49,592	694,029
Huhtamaki OYJ	4,384	155,165
Kemira OYJ	7,372	149,010
Kesko OYJ, Class B	11,659	219,485
Kone OYJ, Class B	13,805	671,869
Konecranes OYJ	4,040	256,025
Lassila & Tikanoja OYJ	8,989	73,255
Metso OYJ	26,039	242,131
Nokia OYJ	113,788	503,654
Nokian Renkaat OYJ	12,080	91,890
Nordea Bank Abp	258,435	2,809,899
Orion OYJ, Class B	3,803	168,468
Outokumpu OYJ	42,266	127,142
Puuilo OYJ	9,107	96,378
Raisio OYJ, Class V	30,128	67,231
Sampo OYJ, Class A	3,280	133,752
Sanoma OYJ	16,751	133,041
Terveystalo OYJ(a)	6,654	72,485
TietoEVRY OYJ	11,040	194,571
Tokmanni Group Corp.	8,941	112,119
UPM-Kymmene OYJ	19,438	534,601
Valmet OYJ	8,977	216,868
Wartsila OYJ Abp	11,329	200,720
Total Finland		8,501,728
France — 9.4%
Accor SA	5,470	266,443
Aeroports de Paris SA	2,879	333,000
Air Liquide SA	9,664	1,570,310
Airbus SE	6,518	1,044,670
Arkema SA	886	67,479
AXA SA	113,772	4,043,270
BioMerieux	1,037	111,140
Bollore SE	38,437	236,421
Bouygues SA	17,807	526,253
Bureau Veritas SA	9,978	303,147
Capgemini SE	2,615	428,244
Carrefour SA	28,883	410,642
Cie de Saint-Gobain SA	13,193	1,170,778
Cie des Alpes	6,383	100,201
Cie Generale des Etablissements Michelin SCA	30,075	990,337
Covivio SA	5,527	279,064
Credit Agricole SA	191,949	2,641,563
Danone SA	16,680	1,124,762
Dassault Aviation SA	1,040	212,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Dassault Systemes SE	8,152	$282,787
Edenred SE	3,942	129,602
Eiffage SA	1,694	148,610
Elis SA	5,213	102,023
Engie SA	229,935	3,645,276
EssilorLuxottica SA	5,667	1,382,543
Etablissements Maurel & Prom SA	16,034	94,306
Forvia SE	16,402	147,423
Gaztransport & Technigaz SA	1,607	213,997
Gecina SA	335	31,376
Getlink SE	18,581	296,402
Hermes International SCA	583	1,401,783
Imerys SA	4,081	119,170
Interparfums SA	2,371	100,171
Ipsen SA	1,118	128,156
IPSOS SA	3,108	147,786
Klepierre SA	17,433	501,842
La Francaise des Jeux SAEM(a)	10,232	394,355
Legrand SA	5,458	531,491
L'Oreal SA	6,703	2,372,766
LVMH Moet Hennessy Louis Vuitton SE	7,417	4,880,833
Manitou BF SA	5,577	96,904
Mersen SA	6,417	136,883
Metropole Television SA	8,734	101,655
Nexans SA	903	97,433
Opmobility	13,295	138,083
Orange SA	124,014	1,236,394
Pernod Ricard SA	7,228	815,821
Publicis Groupe SA	8,327	888,129
Renault SA	10,503	511,709
Rexel SA	16,387	417,431
Rubis SCA	11,732	290,106
Safran SA	4,293	942,870
SEB SA	1,529	138,537
Societe BIC SA	2,834	187,228
Sopra Steria Group	613	108,544
SPIE SA	5,857	182,190
Technip Energies NV	4,798	127,686
Thales SA	3,090	443,638
TotalEnergies SE	91,523	5,057,985
Valeo SE	18,953	182,756
Veolia Environnement SA	24,167	678,426
Verallia SA(a)	8,805	221,375
Vicat SACA	3,580	135,865
Vinci SA	17,580	1,815,676
Total France		47,866,115
Georgia — 0.0%
Bank of Georgia Group PLC	1,733	102,226
TBC Bank Group PLC	2,026	79,166
Total Georgia		181,392
Germany — 6.4%
adidas AG	766	187,828
AIXTRON SE	4,560	71,867
Allianz SE, Registered Shares	16,415	5,029,629
Aurubis AG(b)	1,232	97,849
Bechtle AG	2,810	90,493
Beiersdorf AG	1,323	169,876
Bilfinger SE	2,532	121,262
Brenntag SE	3,766	225,714
Commerzbank AG	8,370	136,291
Continental AG	5,450	365,810
CTS Eventim AG & Co. KGaA	2,049	173,240
Daimler Truck Holding AG	29,476	1,124,750
Deutsche Bank AG, Registered Shares	17,975	309,722
Deutsche Boerse AG	1,954	449,997
Deutsche Lufthansa AG, Registered Shares	39,774	254,365
Deutsche Post AG, Registered Shares	40,995	1,442,462
Deutsche Telekom AG, Registered Shares	153,894	4,603,831
Deutz AG	21,716	90,802
DWS Group GmbH & Co. KGaA(a)	3,002	123,721
E.ON SE	112,480	1,309,739
Evonik Industries AG	24,623	426,567
Fielmann Group AG	1,801	77,208
Freenet AG	7,821	223,037
GEA Group AG	2,971	147,117
Hannover Rueck SE	2,411	602,677
Heidelberg Materials AG	6,028	744,670
Henkel AG & Co. KGaA	5,977	460,475
HochTief AG	3,242	435,415
Hugo Boss AG	3,592	166,560
Indus Holding AG	3,249	68,296
KION Group AG	2,571	84,820
Knorr-Bremse AG	3,140	228,741
Lanxess AG	1,627	39,727
LEG Immobilien SE	1,577	133,578
Merck KGaA	1,283	185,864
MTU Aero Engines AG	666	222,065
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,534	1,782,522
Rheinmetall AG	562	357,667
RWE AG	16,077	479,954
SAF-Holland SE	4,685	71,703
SAP SE	11,475	2,807,802
Siemens AG, Registered Shares	15,371	3,001,248
Siemens Healthineers AG(a)	15,260	809,049
Sirius Real Estate Ltd.	164,092	161,324
Sixt SE(b)	1,737	141,375
Stroeer SE & Co. KGaA	3,141	149,810
Suedzucker AG(b)	20,176	216,862
Symrise AG	1,389	147,643
Talanx AG	3,801	323,337
Traton SE	17,820	515,750
Vonovia SE	21,078	639,946
Wacker Neuson SE(b)	7,950	120,520
Total Germany		32,352,577
Hong Kong — 2.6%
AIA Group Ltd.	100,965	731,767
Bank of East Asia Ltd.	104,400	132,517
Cafe de Coral Holdings Ltd.	130,000	130,704
Cathay Pacific Airways Ltd.	542,000	665,643
CK Asset Holdings Ltd.	153,500	630,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
CK Infrastructure Holdings Ltd.	83,500	$620,772
CLP Holdings Ltd.	121,000	1,017,167
DFI Retail Group Holdings Ltd., Registered Shares	67,900	156,849
Hang Lung Group Ltd.	152,000	204,677
Hang Seng Bank Ltd.	18,400	226,330
HKT Trust & HKT Ltd.	425,000	525,235
Hong Kong & China Gas Co. Ltd.	700,570	560,063
Hong Kong Exchanges & Clearing Ltd.	8,929	338,863
Hongkong Land Holdings Ltd.	89,600	398,720
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,000,000	118,435
Jardine Matheson Holdings Ltd.	12,700	520,319
Johnson Electric Holdings Ltd.	70,000	98,224
Link REIT	116,273	491,709
Luk Fook Holdings International Ltd.	65,000	119,993
Man Wah Holdings Ltd.	270,400	167,435
MTR Corp. Ltd.	204,553	713,623
Nissin Foods Co. Ltd.	185,000	142,895
NWS Holdings Ltd.	263,000	262,054
Pacific Basin Shipping Ltd.	319,000	67,348
PCCW Ltd.	513,000	298,503
Power Assets Holdings Ltd.	85,500	596,567
SmarTone Telecommunications Holdings Ltd.	318,000	169,072
Stella International Holdings Ltd.	78,000	163,873
Sun Hung Kai Properties Ltd.	73,500	706,335
Swire Pacific Ltd., Class A	44,500	403,584
Swire Pacific Ltd., Class B	185,000	266,737
Tam Jai International Co. Ltd.	296,000	29,722
Techtronic Industries Co. Ltd.	32,500	428,845
United Laboratories International Holdings Ltd.	86,000	136,839
VTech Holdings Ltd.	29,300	199,157
WH Group Ltd.(a)	498,000	385,298
Wharf Real Estate Investment Co. Ltd.	136,000	347,706
Yue Yuen Industrial Holdings Ltd.	91,000	203,837
Total Hong Kong		13,377,783
Indonesia — 0.1%
Bumitama Agri Ltd.	226,300	145,149
First Pacific Co. Ltd.	288,000	167,210
First Resources Ltd.	114,000	124,513
Nickel Industries Ltd.	224,940	114,899
Total Indonesia		551,771
Ireland — 0.2%
AIB Group PLC	39,739	219,328
C&C Group PLC	57,279	104,735
Cairn Homes PLC	43,027	103,589
Dalata Hotel Group PLC	23,574	113,999
Glanbia PLC	8,509	117,452
Kenmare Resources PLC	9,631	38,357
Kerry Group PLC, Class A	1,774	171,298
Kingspan Group PLC	1,583	115,481
Total Ireland		984,239
Israel — 0.6%
Azrieli Group Ltd.	1,831	151,208
Bank Hapoalim BM	25,459	307,578
Bank Leumi Le-Israel BM	17,607	209,478
Bezeq The Israeli Telecommunication Corp. Ltd.	151,289	215,495
Camtek Ltd.	902	73,771
Elbit Systems Ltd.	624	163,208
Electra Real Estate Ltd.	7,873	94,489
Fox Wizel Ltd.	1,255	102,986
ICL Group Ltd.	31,165	153,958
Matrix IT Ltd.	7,335	172,119
Mediterranean Towers Ltd.	59,704	164,513
Mivne Real Estate KD Ltd.	37,785	112,930
Mizrahi Tefahot Bank Ltd.	5,832	252,253
Newmed Energy LP	69,787	213,365
Oil Refineries Ltd.	478,739	123,507
Plus500 Ltd.	1,900	64,439
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,474	167,846
Sisram Medical Ltd.(a)	160,000	77,858
Strauss Group Ltd.	9,002	170,373
Total Israel		2,991,374
Italy — 4.8%
A2A SpA	162,145	360,148
ACEA SpA	12,549	242,737
Alerion Cleanpower SpA	4,983	82,558
Amplifon SpA	983	25,295
Anima Holding SpA(a)	18,540	127,284
Arnoldo Mondadori Editore SpA	38,869	85,328
Azimut Holding SpA	4,600	114,272
Banca Generali SpA	2,779	129,092
Banca IFIS SpA	5,237	114,857
Banca Mediolanum SpA	20,745	246,822
Banca Popolare di Sondrio SpA	19,726	166,270
Banco BPM SpA	46,608	377,027
BPER Banca SpA	34,593	219,726
Brembo NV	10,532	99,167
Brunello Cucinelli SpA	835	91,133
Buzzi SpA	3,412	125,709
Coca-Cola HBC AG	11,439	391,392
Credito Emiliano SpA	25,160	283,459
De' Longhi SpA	4,525	141,131
DiaSorin SpA	536	55,259
Enav SpA(a)	43,599	184,108
Enel SpA	653,376	4,658,867
Eni SpA	146,369	1,983,987
ERG SpA	10,432	212,266
Ferrari NV	1,238	528,676
FinecoBank Banca Fineco SpA	6,334	110,123
Generali	36,096	1,019,282
Hera SpA	31,063	110,393
Industrie De Nora SpA	7,811	61,228
Infrastrutture Wireless Italiane SpA(a)	25,005	254,137
Intesa Sanpaolo SpA	1,143,022	4,572,244
Iren SpA	53,615	106,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Italgas SpA	30,765	$172,347
Italian Sea Group SpA	9,953	76,370
Maire SpA	11,404	97,541
MARR SpA	7,450	77,608
Mediobanca Banca di Credito Finanziario SpA	32,784	477,816
MFE-MediaForEurope NV, Class A	30,324	92,631
Moncler SpA	4,297	226,838
Poste Italiane SpA(a)	44,663	629,905
PRADA SpA	37,600	291,150
Prysmian SpA	4,670	298,174
RAI Way SpA(a)	18,431	104,969
Recordati Industria Chimica & Farmaceutica SpA	5,265	275,867
Rizzoli Corriere Della Sera Mediagroup SpA	135,846	124,914
Sanlorenzo SpA	1,889	63,670
Snam SpA	140,593	622,663
Technogym SpA(a)	11,849	128,218
Terna - Rete Elettrica Nazionale	54,280	428,297
UniCredit SpA	60,030	2,394,755
Unipol Gruppo SpA	15,139	188,587
Webuild SpA	28,484	83,943
Total Italy		24,136,780
Japan — 21.7%
77 Bank Ltd.	5,500	159,128
ABC-Mart, Inc.	7,200	146,190
ADEKA Corp.	9,000	162,207
Advan Group Co. Ltd.	14,500	89,956
Advantest Corp.	4,300	251,663
Aeon Co. Ltd.	9,400	221,004
Aeon Delight Co. Ltd.	2,300	63,588
Aica Kogyo Co. Ltd.	5,700	119,759
Aida Engineering Ltd.	30,400	157,455
Airport Facilities Co. Ltd.	28,900	105,920
Aisan Industry Co. Ltd.	8,900	99,896
AIT Corp.	10,800	118,061
Ajinomoto Co., Inc.	5,100	209,374
Alfresa Holdings Corp.	8,600	118,417
Alinco, Inc.	15,200	102,616
Amada Co. Ltd.	17,100	167,235
Amano Corp.	5,800	158,175
ANA Holdings, Inc.	4,600	83,872
Aoyama Trading Co. Ltd.	10,100	145,241
Arcs Co. Ltd.	7,000	115,984
ARE Holdings, Inc.	11,600	126,215
As One Corp.	4,000	67,473
Asahi Group Holdings Ltd.	20,600	217,194
Asahi Kasei Corp.	35,531	246,994
Asanuma Corp.	29,900	127,088
Asics Corp.	7,300	144,458
Autobacs Seven Co. Ltd.	16,500	154,123
Axial Retailing, Inc.	22,600	132,298
Azbil Corp.	15,200	118,720
AZ-COM MARUWA Holdings, Inc.	13,100	92,524
Bandai Namco Holdings, Inc.	11,300	271,715
BayCurrent, Inc.	2,200	74,472
Belluna Co. Ltd.	24,200	119,799
Bridgestone Corp.	16,000	543,650
Brother Industries Ltd.	8,100	139,029
Business Brain Showa-Ota, Inc.	9,400	128,117
Canon Marketing Japan, Inc.	5,100	167,772
Canon, Inc.	32,500	1,067,272
Capcom Co. Ltd.	6,100	134,840
Carta Holdings, Inc.	11,000	97,499
Casio Computer Co. Ltd.	16,200	135,189
Cawachi Ltd.	6,600	107,508
Central Japan Railway Co.	400	7,546
Charm Care Corp. KK	8,600	72,287
Chubu Electric Power Co., Inc.	17,500	184,342
Chugai Pharmaceutical Co. Ltd.	19,800	881,778
Chugoku Electric Power Co., Inc.	13,300	77,171
Chugoku Marine Paints Ltd.	7,500	113,101
Citizen Watch Co. Ltd.	18,800	111,728
Cleanup Corp.	18,800	77,994
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	104,863
COMSYS Holdings Corp.	6,600	136,065
Comture Corp.	7,100	102,145
Concordia Financial Group Ltd.	24,300	134,689
Cosmo Energy Holdings Co. Ltd.	4,100	180,764
Create SD Holdings Co. Ltd.	4,100	73,360
Dai Nippon Printing Co. Ltd.	5,800	81,911
Dai Nippon Toryo Co. Ltd.	13,300	98,252
Daicel Corp.	13,500	120,818
Daido Steel Co. Ltd.	7,800	58,962
Daifuku Co. Ltd.	7,600	159,583
Dai-ichi Life Holdings, Inc.	14,833	399,706
Daiichi Sankyo Co. Ltd.	18,200	503,986
Daiichikosho Co. Ltd.	10,300	120,722
Daiki Aluminium Industry Co. Ltd.	16,900	114,201
Daikin Industries Ltd.	3,500	415,564
Daikyonishikawa Corp.	34,400	141,181
Daio Paper Corp.	14,200	75,174
Daishi Hokuetsu Financial Group, Inc.	6,100	112,172
Daito Trust Construction Co. Ltd.	2,600	290,755
Daiwa House Industry Co. Ltd.	13,900	429,665
Daiwa Securities Group, Inc.	20,400	136,035
Denka Co. Ltd.	10,300	146,249
Dentsu Soken, Inc.	1,800	67,002
Dip Corp.	4,800	76,477
Disco Corp.	1,000	271,889
DMG Mori Co. Ltd.	6,300	101,940
Doutor Nichires Holdings Co. Ltd.	9,500	141,388
Earth Corp.	3,200	114,024
East Japan Railway Co.	13,300	236,533
Ebara Corp.	13,100	205,094
EDION Corp.	11,700	133,334
Electric Power Development Co. Ltd.	8,500	139,107
EM Systems Co. Ltd.	25,600	127,381
ENEOS Holdings, Inc.	83,800	440,595
ES-Con Japan Ltd.	15,200	94,299
Exedy Corp.	3,800	106,388
Fast Retailing Co. Ltd.	2,400	821,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
France Bed Holdings Co. Ltd.	9,700	$80,607
Fuji Corp. Ltd.	15,500	78,802
Fuji Electric Co. Ltd.	3,300	179,698
Fuji Kyuko Co. Ltd.	6,700	95,367
Fujicco Co. Ltd.	16,600	178,612
FUJIFILM Holdings Corp.	19,300	406,361
Fujikura Composites, Inc.	9,800	99,709
Fujikura Ltd.	7,700	320,817
Fujimi, Inc.	5,500	84,306
Fujitec Co. Ltd.	5,300	207,198
Fujitsu General Ltd.	5,500	81,436
Fujitsu Ltd.	22,800	406,138
Fujiya Co. Ltd.	7,100	119,312
Fukuoka Financial Group, Inc.	4,800	120,489
FULLCAST Holdings Co. Ltd.	8,200	77,377
Funai Soken Holdings, Inc.	7,300	111,014
Furuya Metal Co. Ltd.	2,900	66,890
Futaba Industrial Co. Ltd.	19,300	88,665
GLOBERIDE, Inc.	6,900	84,823
Glory Ltd.	7,100	117,234
Godo Steel Ltd.	3,300	83,361
Goldwin, Inc.	1,400	78,792
Grandy House Corp.	24,300	88,597
GS Yuasa Corp.	1,400	23,615
G-Tekt Corp.	12,000	134,156
Gunze Ltd.	5,200	180,657
Hagihara Industries, Inc.	7,600	77,277
Hagiwara Electric Holdings Co. Ltd.	4,100	89,482
Hakuhodo DY Holdings, Inc.	12,400	94,562
Hakuto Co. Ltd.	3,900	109,312
Harima Chemicals Group, Inc.	17,400	97,540
Haseko Corp.	19,100	247,075
Hazama Ando Corp.	17,700	134,023
Heiwado Co. Ltd.	5,500	80,281
Hioki EE Corp.	2,000	95,826
Hitachi Construction Machinery Co. Ltd.	8,500	190,217
Hitachi Ltd.	57,600	1,442,932
Hokuto Corp.	9,100	104,341
Honda Motor Co. Ltd.	194,900	1,903,611
Hoosiers Holdings Co. Ltd.	13,300	88,266
Horiba Ltd.	2,000	116,467
Hoshizaki Corp.	2,800	111,601
House Foods Group, Inc.	5,000	92,135
Hoya Corp.	3,100	390,853
HU Group Holdings, Inc.	6,600	107,466
Hulic Co. Ltd.	24,000	209,214
Ichibanya Co. Ltd.	20,600	134,222
Ichikoh Industries Ltd.	23,500	59,961
Idemitsu Kosan Co. Ltd.	36,555	240,855
IHI Corp.	4,000	236,981
Iino Kaiun Kaisha Ltd.	7,500	56,026
Innotech Corp.	11,900	105,022
Inpex Corp.	41,100	515,319
Isetan Mitsukoshi Holdings Ltd.	8,700	152,372
Ishihara Sangyo Kaisha Ltd.	10,300	100,929
Isuzu Motors Ltd.	27,500	377,696
Ito En Ltd.	4,600	103,585
ITOCHU Corp.	32,400	1,614,640
Itochu Enex Co. Ltd.	7,800	81,345
Itoham Yonekyu Holdings, Inc.	6,000	151,184
J Front Retailing Co. Ltd.	9,700	131,310
JAC Recruitment Co. Ltd.	19,200	86,129
Japan Airlines Co. Ltd.	14,000	222,035
Japan Airport Terminal Co. Ltd.	2,500	79,537
Japan Exchange Group, Inc.	8,800	99,109
Japan Lifeline Co. Ltd.	10,600	93,010
Japan Tobacco, Inc.	76,844	1,994,932
JCU Corp.	3,800	92,969
JDC Corp.	27,900	92,136
JFE Holdings, Inc.	27,500	311,379
Joshin Denki Co. Ltd.	9,400	136,670
JSP Corp.	8,800	122,179
JTEKT Corp.	700	5,254
Kagome Co. Ltd.	4,000	75,694
Kakaku.com, Inc.	9,000	138,585
Kameda Seika Co. Ltd.	3,300	87,665
Kamigumi Co. Ltd.	4,500	98,040
Kaneka Corp.	4,300	102,712
Kanematsu Corp.	9,800	164,186
Kansai Electric Power Co., Inc.	18,789	209,637
Kansai Paint Co. Ltd.	4,200	60,477
Kao Corp.	7,300	296,719
Kawasaki Heavy Industries Ltd.	4,000	185,289
KDDI Corp.	47,700	1,530,309
Keihan Holdings Co. Ltd.	6,500	136,899
Keikyu Corp.	13,500	112,013
Keio Corp.	6,000	146,602
Keisei Electric Railway Co. Ltd.	9,600	86,648
Keyence Corp.	1,200	493,484
KH Neochem Co. Ltd.	10,700	138,686
Kikkoman Corp.	12,600	141,305
Kintetsu Group Holdings Co. Ltd.	2,200	46,335
Kirin Holdings Co. Ltd.	22,500	293,348
Kobe Steel Ltd.	21,100	211,993
Koei Tecmo Holdings Co. Ltd.	14,500	171,286
Komatsu Ltd.	36,800	1,018,580
Konami Group Corp.	1,700	160,092
Krosaki Harima Corp.	5,700	92,667
K's Holdings Corp.	12,400	111,092
KU Holdings Co. Ltd.	12,100	85,538
Kubota Corp.	18,700	218,817
Kumiai Chemical Industry Co. Ltd.	16,200	77,516
Kurabo Industries Ltd.	3,300	120,737
Kuraray Co. Ltd.	11,700	169,775
Kureha Corp.	4,600	84,150
KYB Corp.	7,200	134,645
Kyoei Steel Ltd.	8,200	95,795
Kyokuto Boeki Kaisha Ltd.	10,800	110,433
Kyorin Pharmaceutical Co. Ltd.	15,100	144,601
Kyowa Kirin Co. Ltd.	7,800	117,898
Kyudenko Corp.	3,700	121,811
Kyushu Electric Power Co., Inc.	16,500	148,349
Kyushu Railway Co.	9,000	219,331
Lasertec Corp.	1,500	144,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Life Corp.	3,800	$84,990
LIKE, Inc.	10,600	95,910
Lintec Corp.	7,800	152,119
Lixil Corp.	16,400	180,060
LY Corp.	77,600	207,085
Macnica Holdings, Inc.	10,600	124,474
Makino Milling Machine Co. Ltd.	2,400	164,164
Makita Corp.	3,500	107,855
Mandom Corp.	16,500	134,700
Mani, Inc.	7,900	90,883
Marubeni Corp.	65,200	992,562
Maruha Nichiro Corp.	5,200	100,486
Marvelous, Inc.	44,300	164,899
Matching Service Japan Co. Ltd.	12,100	84,768
MatsukiyoCocokara & Co.	8,800	129,066
Mazda Motor Corp.	35,800	246,814
MEIJI Holdings Co. Ltd.	7,600	154,795
MEITEC Group Holdings, Inc.	8,200	154,702
Meiwa Corp.	20,700	85,613
Mie Kotsu Group Holdings, Inc.	22,700	71,642
Milbon Co. Ltd.	4,900	109,280
Mirarth Holdings, Inc.	37,000	121,481
MISUMI Group, Inc.	4,700	73,419
Mitsubishi Chemical Group Corp.	27,200	138,406
Mitsubishi Corp.	110,200	1,825,915
Mitsubishi Electric Corp.	35,900	613,790
Mitsubishi Estate Co. Ltd.	12,800	179,221
Mitsubishi Gas Chemical Co., Inc.	7,900	142,231
Mitsubishi Heavy Industries Ltd.	42,100	595,497
Mitsubishi Logistics Corp.	18,600	137,050
Mitsubishi Materials Corp.	1,100	16,837
Mitsubishi Motors Corp.	51,300	173,851
Mitsubishi Research Institute, Inc.	4,300	132,699
Mitsubishi Shokuhin Co. Ltd.	4,000	127,768
Mitsubishi UFJ Financial Group, Inc.	227,300	2,669,864
Mitsuboshi Belting Ltd.	6,600	167,982
Mitsui Chemicals, Inc.	5,900	130,269
Mitsui Fudosan Co. Ltd.	51,900	419,401
Mitsui Mining & Smelting Co. Ltd.	3,100	92,057
Miura Co. Ltd.	3,400	86,103
Mizuho Financial Group, Inc.	40,030	986,486
Mizuho Medy Co. Ltd.	3,600	34,383
Mizuno Corp.	2,100	119,725
Moriroku Holdings Co. Ltd.	5,400	68,582
MS&AD Insurance Group Holdings, Inc.	18,990	416,751
Murata Manufacturing Co. Ltd.	29,800	485,321
Nagaileben Co. Ltd.	6,600	92,516
Nagase & Co. Ltd.	4,100	84,134
Nagoya Railroad Co. Ltd.	8,900	99,244
Nakayama Steel Works Ltd.	19,100	91,149
Nankai Electric Railway Co. Ltd.	8,600	135,846
NEC Corp.	4,300	375,388
NGK Insulators Ltd.	2,900	37,145
NHK Spring Co. Ltd.	13,800	175,617
Nichicon Corp.	15,500	108,192
Nichirei Corp.	4,300	113,984
NIDEC Corp.	11,900	216,178
Nifco, Inc.	4,000	97,455
Nihon Flush Co. Ltd.	18,000	93,917
Nihon Kohden Corp.	5,000	68,593
Nihon Nohyaku Co. Ltd.	19,700	88,246
Nikkiso Co. Ltd.	15,900	98,237
Nikkon Holdings Co. Ltd.	12,700	164,770
Nikon Corp.	11,200	116,839
Nintendo Co. Ltd.	23,700	1,397,027
Nippn Corp.	11,500	159,958
Nippon Ceramic Co. Ltd.	7,400	120,540
Nippon Densetsu Kogyo Co. Ltd.	6,700	84,965
Nippon Electric Glass Co. Ltd.	6,600	141,567
Nippon Express Holdings, Inc.	11,700	178,150
Nippon Gas Co. Ltd.	10,600	146,293
Nippon Light Metal Holdings Co. Ltd.	5,200	51,583
Nippon Paint Holdings Co. Ltd.	28,500	185,605
Nippon Road Co. Ltd.	8,200	92,873
Nippon Sanso Holdings Corp.	3,100	87,264
Nippon Signal Co. Ltd.	26,800	158,590
Nippon Soda Co. Ltd.	7,100	131,374
Nippon Steel Corp.	43,300	876,690
Nippon Telegraph & Telephone Corp.	2,233,500	2,245,438
Nippon Thompson Co. Ltd.	35,600	113,713
Nippon Yakin Kogyo Co. Ltd.	2,600	66,505
Nishimatsu Construction Co. Ltd.	4,600	153,372
Nishi-Nippon Railroad Co. Ltd.	8,100	116,892
Nissan Chemical Corp.	1,900	59,831
Nisshin Oillio Group Ltd.	4,100	134,875
Nissin Foods Holdings Co. Ltd.	4,400	107,032
Niterra Co. Ltd.	11,100	358,794
Nitori Holdings Co. Ltd.	700	83,001
Nitto Denko Corp.	16,500	281,369
Nittoc Construction Co. Ltd.	19,400	123,565
Noevir Holdings Co. Ltd.	5,900	183,765
NOF Corp.	9,400	131,945
Nomura Co. Ltd.	27,700	157,923
Nomura Holdings, Inc.	29,400	174,219
Nomura Real Estate Holdings, Inc.	8,300	206,232
Nomura Research Institute Ltd.	9,500	281,627
Noritake Co. Ltd.	7,900	199,561
NS Solutions Corp.	4,100	106,231
NS United Kaiun Kaisha Ltd.	3,000	77,405
NSK Ltd.	32,200	140,737
NTN Corp.	58,900	95,456
Obayashi Corp.	27,400	364,903
Obic Co. Ltd.	5,800	173,195
Odakyu Electric Railway Co. Ltd.	11,100	102,553
Okabe Co. Ltd.	19,900	96,993
Okamoto Machine Tool Works Ltd.	3,600	90,367
Oki Electric Industry Co. Ltd.	15,500	105,332
OKUMA Corp.	3,100	67,263
Okumura Corp.	4,100	102,787
Okura Industrial Co. Ltd.	4,100	78,525
Okuwa Co. Ltd.	15,500	87,382
Olympus Corp.	7,200	108,600
Ono Pharmaceutical Co. Ltd.	27,500	286,006
Onoken Co. Ltd.	9,700	92,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Open House Group Co. Ltd.	3,600	$122,069
Oracle Corp.	3,100	298,934
Oriental Land Co. Ltd.	9,700	211,208
Osaka Gas Co. Ltd.	9,100	200,344
OSG Corp.	11,400	134,521
Otsuka Corp.	9,500	218,157
Otsuka Holdings Co. Ltd.	8,900	487,020
Pacific Industrial Co. Ltd.	13,700	119,252
Pack Corp.	3,700	84,284
PALTAC Corp.	2,700	74,939
Paramount Bed Holdings Co. Ltd.	5,000	86,122
Penta-Ocean Construction Co. Ltd.	22,100	92,036
Persol Holdings Co. Ltd.	87,500	131,673
PHC Holdings Corp.	15,500	94,878
Pigeon Corp.	6,600	61,145
Pola Orbis Holdings, Inc.	12,700	115,477
Press Kogyo Co. Ltd.	27,700	98,878
Prima Meat Packers Ltd.	8,800	124,418
Qol Holdings Co. Ltd.	8,200	77,064
Quick Co. Ltd.	6,700	97,328
Recruit Holdings Co. Ltd.	7,000	496,405
Rengo Co. Ltd.	15,700	87,511
Resona Holdings, Inc.	30,400	221,385
Resonac Holdings Corp.	5,300	135,400
Retail Partners Co. Ltd.	11,100	89,416
Ricoh Co. Ltd.	14,700	169,439
Riken Vitamin Co. Ltd.	6,700	104,576
Rinnai Corp.	4,100	85,021
Roland Corp.	4,200	104,759
Royal Holdings Co. Ltd.	5,700	86,827
Ryobi Ltd.	7,100	102,777
Ryohin Keikaku Co. Ltd.	5,800	132,784
S Foods, Inc.	5,800	101,009
Saibu Gas Holdings Co. Ltd.	8,200	90,369
Sakai Moving Service Co. Ltd.	5,100	80,316
Sakata Seed Corp.	5,200	114,647
San-Ai Obbli Co. Ltd.	9,900	119,372
Sangetsu Corp.	5,900	112,399
San-In Godo Bank Ltd.	3,000	24,147
Sankyo Co. Ltd.	17,000	230,186
Sankyu, Inc.	3,200	111,418
Sanoh Industrial Co. Ltd.	17,100	81,496
Sanrio Co. Ltd.	2,800	98,702
Santen Pharmaceutical Co. Ltd.	11,900	122,551
Sanwa Holdings Corp.	8,800	246,485
Sanyo Chemical Industries Ltd.	5,300	138,941
Sato Shoji Corp.	10,000	95,253
SBI Holdings, Inc.	3,400	86,147
SBS Holdings, Inc.	4,300	64,927
SCREEN Holdings Co. Ltd.	2,400	144,922
SCSK Corp.	9,500	201,352
Secom Co. Ltd.	6,600	225,473
Sega Sammy Holdings, Inc.	8,000	156,579
Seikitokyu Kogyo Co. Ltd.	9,200	91,379
Seiko Epson Corp.	11,000	201,263
Seino Holdings Co. Ltd.	6,900	104,207
Sekisui Chemical Co. Ltd.	8,700	150,296
Sekisui House Ltd.	18,900	454,822
Seria Co. Ltd.	4,100	73,490
SG Holdings Co. Ltd.	19,000	182,069
Shimadzu Corp.	4,900	139,087
Shimojima Co. Ltd.	9,900	84,348
Shin Nippon Biomedical Laboratories Ltd.	8,800	93,398
Shindengen Electric Manufacturing Co. Ltd.	7,900	125,216
Shin-Etsu Chemical Co. Ltd.	34,800	1,172,695
Shin-Etsu Polymer Co. Ltd.	9,800	102,764
Shionogi & Co. Ltd.	21,100	297,919
Ship Healthcare Holdings, Inc.	4,900	68,748
SHO-BOND Holdings Co. Ltd.	3,500	116,273
Shoei Foods Corp.(b)	3,000	77,023
Showa Sangyo Co. Ltd.	6,900	124,469
Siix Corp.	15,400	118,175
Skymark Airlines, Inc.	19,700	70,823
Socionext, Inc.	4,300	69,236
SoftBank Corp.	1,498,800	1,896,865
Sojitz Corp.	9,300	191,847
Solasto Corp.	27,300	82,338
Sompo Holdings, Inc.	10,300	269,952
Sony Group Corp.	32,900	705,269
Sotetsu Holdings, Inc.	8,700	138,090
St. Marc Holdings Co. Ltd.	11,900	205,350
Starts Corp., Inc.	6,000	145,075
Studio Alice Co. Ltd.	7,200	96,391
Subaru Corp.	22,800	409,257
Sumida Corp.	14,600	82,401
Sumitomo Bakelite Co. Ltd.	4,600	113,390
Sumitomo Corp.	47,400	1,033,897
Sumitomo Electric Industries Ltd.	21,500	390,368
Sumitomo Forestry Co. Ltd.	6,000	202,112
Sumitomo Heavy Industries Ltd.	6,000	123,886
Sumitomo Mitsui Construction Co. Ltd.	38,300	100,648
Sumitomo Mitsui Financial Group, Inc.	76,400	1,829,789
Sumitomo Realty & Development Co. Ltd.	5,900	185,454
Sumitomo Rubber Industries Ltd.	3,500	39,719
Sumitomo Seika Chemicals Co. Ltd.	2,600	78,996
Sun Frontier Fudousan Co. Ltd.	12,700	157,255
Sundrug Co. Ltd.	3,000	76,813
Suntory Beverage & Food Ltd.	5,100	162,677
Sun-Wa Technos Corp.	10,300	147,985
Suzuki Motor Corp.	36,400	414,584
Sysmex Corp.	7,800	144,749
Systena Corp.	39,500	91,235
T&D Holdings, Inc.	5,800	107,228
Tachi-S Co. Ltd.	14,600	162,016
Taiheiyo Cement Corp.	6,600	150,638
Takara Holdings, Inc.	21,500	185,368
Takara Standard Co. Ltd.	9,500	102,217
Takasago Thermal Engineering Co. Ltd.	3,300	133,419
Takashimaya Co. Ltd.	13,000	104,556
Takeda Pharmaceutical Co. Ltd.	49,300	1,311,551
Tama Home Co. Ltd.	3,600	81,662
Tamura Corp.	25,300	82,745
TDK Corp.	25,600	337,592
TechnoPro Holdings, Inc.	5,000	94,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Terumo Corp.	12,900	$251,335
TIS, Inc.	5,400	128,403
Toagosei Co. Ltd.	9,200	88,745
Tobu Railway Co. Ltd.	8,200	133,806
Tocalo Co. Ltd.	14,400	170,608
Toho Co. Ltd.	3,300	129,220
TOKAI Holdings Corp.	19,500	120,479
Tokai Rika Co. Ltd.	7,700	111,659
Tokio Marine Holdings, Inc.	28,700	1,046,027
Tokushu Tokai Paper Co. Ltd.	4,800	111,173
Tokuyama Corp.	5,700	95,659
Tokyo Electron Ltd.	7,700	1,184,936
Tokyo Gas Co. Ltd.	8,400	233,571
Tokyo Ohka Kogyo Co. Ltd.	3,600	80,929
Tokyo Steel Manufacturing Co. Ltd.	1,600	15,179
Tokyo Tatemono Co. Ltd.	7,700	127,729
Tokyu Construction Co. Ltd.	51,300	235,348
Tokyu Fudosan Holdings Corp.	15,100	92,967
Tomoku Co. Ltd.	6,000	88,572
Topre Corp.	7,400	94,548
Topy Industries Ltd.	8,400	106,951
Toray Industries, Inc.	28,000	178,430
TOTO Ltd.	5,300	128,318
Toyo Construction Co. Ltd.	12,000	103,691
Toyo Seikan Group Holdings Ltd.	8,600	131,687
Toyo Suisan Kaisha Ltd.	3,200	219,089
Toyobo Co. Ltd.	29,700	182,743
Toyota Boshoku Corp.	13,200	172,433
Toyota Motor Corp.	379,650	7,599,764
Toyota Tsusho Corp.	33,300	599,214
Transcosmos, Inc.	5,200	110,677
Trend Micro, Inc.*	3,600	196,241
Tsubaki Nakashima Co. Ltd.	37,200	111,723
Tsumura & Co.	3,200	95,862
Tsuruha Holdings, Inc.	1,900	105,482
Ulvac, Inc.	200	7,847
Unicharm Corp.	1,500	12,432
United Super Markets Holdings, Inc.(b)	41,870	200,878
UNITED, Inc.	25,300	126,210
Universal Entertainment Corp.	19,300	127,226
USS Co. Ltd.	16,300	142,817
Valor Holdings Co. Ltd.	8,000	111,581
Valqua Ltd.	4,200	87,389
ValueCommerce Co. Ltd.	11,000	82,311
Vector, Inc.	12,200	80,888
VT Holdings Co. Ltd.	38,300	121,363
Wacoal Holdings Corp.	5,900	202,911
Warabeya Nichiyo Holdings Co. Ltd.	4,900	63,323
WDB Holdings Co. Ltd.	6,800	71,911
Wellneo Sugar Co. Ltd.	7,600	107,452
West Japan Railway Co.	11,800	210,006
Will Group, Inc.	15,800	101,439
WIN-Partners Co. Ltd.	10,300	89,656
World Holdings Co. Ltd.	8,500	107,251
Yakult Honsha Co. Ltd.	6,100	115,937
Yamaguchi Financial Group, Inc.	12,800	133,612
Yamaha Motor Co. Ltd.	33,300	297,594
Yokogawa Bridge Holdings Corp.	6,200	111,329
Yokogawa Electric Corp.	6,600	142,700
Yokohama Rubber Co. Ltd.	7,300	157,928
Yokorei Co. Ltd.	23,800	129,177
Yondoshi Holdings, Inc.	7,300	87,650
Yutaka Giken Co. Ltd.	5,700	75,765
Zacros Corp.	3,400	93,243
Zenrin Co. Ltd.	20,200	107,067
Zensho Holdings Co. Ltd.	1,400	79,852
Zeon Corp.	10,400	99,196
Zojirushi Corp.	7,200	82,464
ZOZO, Inc.	6,800	211,883
Total Japan		110,289,513
Jordan — 0.0%
Hikma Pharmaceuticals PLC	7,326	182,859
Luxembourg — 0.0%
Eurofins Scientific SE	2,172	110,903
Macau — 0.1%
Galaxy Entertainment Group Ltd.	53,000	225,156
Wynn Macau Ltd.	132,800	92,147
Total Macau		317,303
Netherlands — 2.3%
Aalberts NV	3,522	125,239
Acomo NV	6,279	112,483
Aegon Ltd.	21,327	126,321
Akzo Nobel NV	3,880	232,868
ASM International NV	230	133,087
ASML Holding NV	2,642	1,856,781
BE Semiconductor Industries NV	2,204	301,941
Brunel International NV(b)	10,745	100,917
CTP NV(a)	14,851	228,828
Euronext NV(a)	1,753	196,590
Heineken Holding NV	6,245	374,098
Heineken NV	9,002	640,392
IMCD NV	1,096	162,859
ING Groep NV	208,568	3,267,659
JDE Peet's NV	11,955	204,632
Koninklijke Ahold Delhaize NV	28,275	921,988
Koninklijke BAM Groep NV	14,167	61,584
Koninklijke Heijmans NV	4,855	158,613
Koninklijke KPN NV	180,341	656,402
Koninklijke Vopak NV	5,502	242,136
PostNL NV(b)	67,100	72,400
SBM Offshore NV	8,676	152,369
Sligro Food Group NV	6,999	80,737
Universal Music Group NV	28,101	719,317
Wereldhave NV	6,321	90,065
Wolters Kluwer NV	4,270	709,222
Total Netherlands		11,929,528
Nigeria — 0.0%
Airtel Africa PLC(a)	154,696	220,090
Norway — 2.4%
AF Gruppen ASA	6,589	86,095
Aker ASA, Class A	5,671	274,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Aker Solutions ASA	25,496	$69,816
Avance Gas Holding Ltd.(a)(b)	10,107	72,795
Belships ASA	48,096	85,119
Borregaard ASA	5,174	83,095
Bouvet ASA	18,820	126,766
DNB Bank ASA	54,333	1,085,478
Equinor ASA	182,159	4,256,715
Europris ASA(a)	15,759	100,876
Frontline PLC	15,733	216,864
Golden Ocean Group Ltd.	15,784	138,392
Hoegh Autoliners ASA	25,464	253,803
Klaveness Combination Carriers ASA(a)	11,323	74,275
Kongsberg Gruppen ASA	3,691	415,984
Leroy Seafood Group ASA	31,663	137,052
Mowi ASA	14,553	249,547
MPC Container Ships ASA	56,752	103,587
Odfjell Drilling Ltd.	21,923	99,024
Odfjell SE, Class A	8,885	91,374
Orkla ASA	34,919	302,384
Panoro Energy ASA	40,575	99,318
Rana Gruber ASA	21,068	141,537
Salmar ASA	6,355	302,437
Schibsted ASA, Class A	2,576	79,838
SpareBank 1 Nord Norge	8,935	97,144
SpareBank 1 Oestlandet	7,490	103,974
SpareBank 1 Sor-Norge ASA	6,607	85,283
Sparebanken Vest	10,944	136,543
Stolt-Nielsen Ltd.	6,014	153,033
Storebrand ASA	9,132	97,452
Telenor ASA	105,536	1,179,194
TGS ASA	15,819	157,948
Var Energi ASA	196,084	609,280
Wallenius Wilhelmsen ASA	45,036	370,761
Total Norway		11,936,912
Portugal — 0.4%
Altri SGPS SA	16,864	93,076
CTT-Correios de Portugal SA	17,331	96,910
EDP SA	162,331	519,578
Galp Energia SGPS SA	20,409	337,080
Jeronimo Martins SGPS SA	18,139	346,545
Navigator Co. SA	33,452	124,356
NOS SGPS SA	55,916	192,810
Semapa-Sociedade de Investimento & Gestao	10,936	160,577
Total Portugal		1,870,932
Singapore — 2.9%
Bukit Sembawang Estates Ltd.	30,000	78,288
BW LPG Ltd.(a)	14,407	158,945
CapitaLand Investment Ltd.	191,000	366,823
China Aviation Oil Singapore Corp. Ltd.	120,400	80,755
City Developments Ltd.	41,100	153,952
ComfortDelGro Corp. Ltd.	154,700	167,832
DBS Group Holdings Ltd.	132,683	4,252,236
Delfi Ltd.	139,600	79,818
Digital Core REIT Management Pte. Ltd.	141,500	82,070
Genting Singapore Ltd.	453,500	254,309
Hafnia Ltd.	70,264	375,839
Keppel Infrastructure Trust	203,720	67,200
Keppel Ltd.	62,400	312,869
Oversea-Chinese Banking Corp. Ltd.	208,895	2,555,679
Riverstone Holdings Ltd.	143,200	114,417
Sembcorp Industries Ltd.	43,300	175,206
Sheng Siong Group Ltd.	131,500	158,085
SIA Engineering Co. Ltd.	115,400	200,482
Singapore Airlines Ltd.	235,300	1,110,785
Singapore Exchange Ltd.	9,000	84,049
Singapore Technologies Engineering Ltd.	104,356	356,472
Singapore Telecommunications Ltd.	505,500	1,141,284
StarHub Ltd.	136,100	120,716
UMS Integration Ltd.	105,100	79,353
United Overseas Bank Ltd.	70,901	1,888,164
UOL Group Ltd.	31,700	119,903
Venture Corp. Ltd.	9,300	89,646
Total Singapore		14,625,177
South Africa — 0.0%
Pan African Resources PLC	97,131	41,786
Spain — 5.1%
Acciona SA	2,102	236,599
ACS Actividades de Construccion y Servicios SA	12,136	608,737
Aedas Homes SA(a)	4,672	125,300
Aena SME SA(a)	5,699	1,164,920
Amadeus IT Group SA	8,514	601,268
Atresmedia Corp. de Medios de Comunicacion SA	38,844	175,774
Banco Bilbao Vizcaya Argentaria SA	382,754	3,746,223
Banco de Sabadell SA	100,509	195,353
Banco Santander SA	482,316	2,229,742
Bankinter SA	15,783	124,863
CaixaBank SA	440,088	2,386,104
Cellnex Telecom SA(a)	2,950	93,200
CIE Automotive SA	5,504	144,765
Endesa SA	54,934	1,181,484
Faes Farma SA	29,860	107,602
Fluidra SA	5,229	127,352
Gestamp Automocion SA(a)	56,662	145,510
Grupo Catalana Occidente SA	4,944	183,790
Iberdrola SA	281,952	3,883,085
Industria de Diseno Textil SA	83,171	4,275,174
Laboratorios Farmaceuticos Rovi SA	1,895	123,525
Logista Integral SA	9,083	274,639
Merlin Properties Socimi SA	43,363	456,208
Naturgy Energy Group SA	41,574	1,006,506
Prosegur Cia de Seguridad SA	52,552	92,183
Redeia Corp. SA	13,584	232,093
Repsol SA	67,923	822,208
Sacyr SA	51,887	170,966
Telefonica SA	295,793	1,205,878
Total Spain		26,121,051
Sweden — 3.8%
AAK AB	4,689	133,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
AddTech AB, Class B	3,942	$107,458
AFRY AB	6,374	88,665
Alfa Laval AB	6,525	273,183
Alleima AB	12,640	85,912
Arjo AB, Class B	23,023	75,554
Assa Abloy AB, Class B	16,326	482,869
Atlas Copco AB, Class A	54,820	837,736
Atlas Copco AB, Class B	29,785	402,866
Atrium Ljungberg AB, Class B	4,048	72,612
Axfood AB	9,777	207,056
Beijer Alma AB	4,624	68,716
Beijer Ref AB	5,650	83,401
BioGaia AB, Class B	10,075	102,033
Boliden AB	6,433	180,777
Bravida Holding AB(a)	14,128	102,419
Catena AB	2,220	95,035
Cloetta AB, Class B	49,330	112,507
Coor Service Management Holding AB(a)	22,481	69,787
Dometic Group AB(a)	11,190	52,662
Elekta AB, Class B	17,382	96,197
Epiroc AB, Class A	13,474	234,805
Epiroc AB, Class B	4,081	63,675
EQT AB	4,671	129,402
Essity AB, Class B	17,607	471,199
Evolution AB(a)	5,467	421,952
Fabege AB	13,931	104,395
Getinge AB, Class B	6,330	104,008
Granges AB	7,036	83,865
H & M Hennes & Mauritz AB, Class B	37,557	506,799
Heba Fastighets AB, Class B	30,766	91,190
Hexagon AB, Class B	31,531	301,348
Hexpol AB	22,946	213,485
HMS Networks AB	2,230	87,551
Holmen AB, Class B	4,715	173,336
Hufvudstaden AB, Class A	17,640	193,335
Indutrade AB	5,185	129,986
Investment AB Latour, Class B	9,131	228,001
Inwido AB	4,605	77,311
JM AB	4,552	68,758
Lifco AB, Class B	7,386	214,309
Lindab International AB	4,378	90,815
Loomis AB	3,984	121,295
Mycronic AB	3,206	115,888
NCC AB, Class B	8,809	129,473
New Wave Group AB, Class B	7,487	65,829
Nolato AB, Class B	16,228	79,603
Nordic Paper Holding AB	17,474	78,852
Nordnet AB publ	9,973	211,929
Peab AB, Class B	25,898	185,634
Platzer Fastigheter Holding AB, Class B	10,102	78,353
Saab AB, Class B	7,913	167,366
Sagax AB, Class B	6,265	128,257
Sandvik AB	22,517	404,111
Scandi Standard AB	10,258	79,006
Sectra AB, Class B	2,843	71,183
Skandinaviska Enskilda Banken AB, Class A	40,889	560,458
Skandinaviska Enskilda Banken AB, Class C	16,184	222,930
Skanska AB, Class B	12,206	257,061
SKF AB, Class B	6,615	124,287
SkiStar AB	6,226	92,185
SSAB AB, Class B(b)	63,360	251,794
SSAB AB, Class A	27,140	110,459
Svenska Cellulosa AB SCA, Class B	15,305	194,546
Svenska Handelsbanken AB, Class A	66,661	688,978
Sweco AB, Class B	8,413	125,404
Swedbank AB, Class A	57,758	1,141,125
Systemair AB	10,536	84,580
Tele2 AB, Class B	47,776	472,388
Telefonaktiebolaget LM Ericsson, Class B	75,856	617,050
Telia Co. AB	180,106	499,930
Thule Group AB(a)	5,616	173,625
Trelleborg AB, Class B	6,309	216,176
Troax Group AB	4,183	85,180
Vitec Software Group AB, Class B	2,673	131,603
Volvo AB, Class B	112,276	2,729,356
Volvo AB, Class A	31,719	775,661
Wallenstam AB, Class B	17,528	75,828
Wihlborgs Fastigheter AB	19,352	183,550
Total Sweden		19,451,835
Switzerland — 5.2%
ABB Ltd., Registered Shares	45,440	2,460,404
Accelleron Industries AG	4,246	218,801
Allreal Holding AG, Registered Shares	800	146,185
Baloise Holding AG, Registered Shares	895	162,063
Belimo Holding AG, Registered Shares	184	121,719
BKW AG	1,183	196,068
Cie Financiere Richemont SA, Class A, Registered Shares	7,678	1,168,327
Clariant AG, Registered Shares	7,739	86,164
DKSH Holding AG	1,122	83,322
DSM-Firmenich AG	4,119	416,798
EFG International AG	6,183	89,786
Flughafen Zurich AG, Registered Shares	750	180,083
Galenica AG(a)	1,447	118,714
Geberit AG, Registered Shares	676	383,856
Georg Fischer AG, Registered Shares	2,794	211,650
Givaudan SA, Registered Shares	128	560,163
Helvetia Holding AG, Registered Shares	742	122,323
Kuehne & Nagel International AG, Registered Shares	3,540	811,710
Logitech International SA, Registered Shares	2,343	194,007
Lonza Group AG, Registered Shares	384	227,031
Novartis AG, Registered Shares	79,782	7,808,732
OC Oerlikon Corp. AG, Registered Shares	20,122	77,935
Partners Group Holding AG	329	446,532
PSP Swiss Property AG, Registered Shares	1,503	213,778
Sandoz Group AG	3,095	126,942
Schindler Holding AG, Participation Certificate	997	275,475
Schindler Holding AG, Registered Shares	747	204,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
SFS Group AG	1,512	$209,553
SGS SA, Registered Shares	6,569	658,748
SIG Group AG	7,128	140,633
Sika AG, Registered Shares	1,248	297,179
Sonova Holding AG, Registered Shares	704	230,174
Straumann Holding AG, Registered Shares	895	112,832
Sulzer AG, Registered Shares	2,075	299,945
Swiss Life Holding AG, Registered Shares	982	758,077
Swiss Prime Site AG, Registered Shares	2,758	300,679
Swisscom AG, Registered Shares	1,740	968,640
Temenos AG, Registered Shares	1,338	94,638
UBS Group AG, Registered Shares	41,023	1,255,247
VAT Group AG(a)	546	206,531
Vontobel Holding AG, Registered Shares	1,884	132,218
Zurich Insurance Group AG	6,260	3,721,807
Total Switzerland		26,499,477
United Kingdom — 12.1%
4imprint Group PLC	1,966	119,541
AG Barr PLC	10,342	78,880
Ashtead Group PLC	5,553	345,295
Associated British Foods PLC	18,422	471,355
Assura PLC	289,330	138,928
AstraZeneca PLC	31,436	4,121,298
Auto Trader Group PLC(a)	17,457	173,375
B&M European Value Retail SA	69,858	321,089
BAE Systems PLC	63,251	909,791
Bakkavor Group PLC(a)	40,636	74,303
Balfour Beatty PLC	18,145	103,352
Barclays PLC	284,650	955,943
Barratt Redrow PLC	43,186	238,033
Begbies Traynor Group PLC	51,045	60,604
Bellway PLC	4,215	131,549
Berkeley Group Holdings PLC	2,623	128,117
Big Yellow Group PLC	11,097	133,420
Bodycote PLC	16,326	129,427
British American Tobacco PLC	134,566	4,853,677
British Land Co. PLC	46,802	211,248
Britvic PLC	11,064	181,382
BT Group PLC	409,675	739,087
Bunzl PLC	6,847	282,638
Bytes Technology Group PLC	13,043	69,032
Centrica PLC	93,872	157,067
CK Hutchison Holdings Ltd.	157,000	838,767
Coats Group PLC	63,744	75,362
Compass Group PLC	30,520	1,017,503
Computacenter PLC	4,692	124,812
ConvaTec Group PLC(a)	54,149	150,009
Cranswick PLC	2,367	144,220
Croda International PLC	3,825	162,156
DCC PLC	3,023	194,601
Derwent London PLC	3,985	97,770
Diageo PLC	46,951	1,492,086
Diploma PLC	3,658	194,704
Domino's Pizza Group PLC	20,471	80,759
Dr. Martens PLC	100,207	90,610
Drax Group PLC	18,622	151,128
DS Smith PLC	54,727	371,487
Dunelm Group PLC	15,498	207,295
easyJet PLC	12,046	84,484
Elementis PLC	40,888	74,354
Empiric Student Property PLC	82,431	86,203
Fevertree Drinks PLC	8,729	73,683
Firstgroup PLC	49,763	100,153
Games Workshop Group PLC	1,446	241,040
Genus PLC	5,113	99,255
Grainger PLC	35,118	98,959
Great Portland Estates PLC	26,127	94,238
Greggs PLC	5,096	177,809
Halma PLC	4,325	145,653
Hammerson PLC	34,096	119,394
Harbour Energy PLC	54,403	174,015
Hargreaves Lansdown PLC	4,443	61,097
Helical PLC	21,893	47,434
Hill & Smith PLC	3,615	84,572
Hilton Food Group PLC	7,114	80,810
Hollywood Bowl Group PLC	18,798	70,275
Howden Joinery Group PLC	18,551	184,356
HSBC Holdings PLC	1,213,724	11,937,093
IMI PLC	7,710	175,836
Imperial Brands PLC	57,653	1,843,384
Inchcape PLC	18,909	182,230
Informa PLC	31,495	314,924
InterContinental Hotels Group PLC	3,119	388,827
International Consolidated Airlines Group SA	48,640	183,908
Intertek Group PLC	3,540	209,616
ITV PLC	263,023	242,446
J Sainsbury PLC	66,525	227,952
James Halstead PLC	45,293	98,134
JD Sports Fashion PLC	42,687	51,269
JET2 PLC	5,406	107,177
Johnson Matthey PLC	7,895	132,495
Kainos Group PLC	8,588	87,013
Kingfisher PLC	54,759	170,559
Land Securities Group PLC	35,742	261,417
Lloyds Banking Group PLC	1,358,479	932,004
London Stock Exchange Group PLC	2,293	324,077
LondonMetric Property PLC	92,795	209,306
Marks & Spencer Group PLC	20,850	98,053
Melrose Industries PLC	18,023	125,004
Midwich Group PLC	22,477	82,199
Mitie Group PLC	88,157	121,449
MONY Group PLC	52,024	125,162
Morgan Advanced Materials PLC	25,928	88,324
Morgan Sindall Group PLC	4,054	198,012
MP Evans Group PLC	7,101	88,399
National Grid PLC	195,388	2,324,687
NatWest Group PLC	223,704	1,126,551
Next PLC	2,979	354,361
Pearson PLC	15,551	249,683
Pennon Group PLC	21,803	162,062
Persimmon PLC	13,926	208,942
Pets at Home Group PLC	45,234	116,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2024

Investments	Shares	Value
Primary Health Properties PLC	139,555	$163,068
QinetiQ Group PLC	13,112	68,215
Reach PLC	61,917	64,595
Reckitt Benckiser Group PLC	18,450	1,116,751
RELX PLC	36,904	1,677,272
Renishaw PLC	2,995	126,969
Ricardo PLC	13,691	72,016
Rotork PLC	40,289	158,337
RS Group PLC	5,525	47,156
Safestore Holdings PLC	6,535	52,708
Sage Group PLC	14,503	231,222
Savills PLC	7,351	95,378
Segro PLC	33,265	292,127
Senior PLC	42,934	85,818
Serco Group PLC	48,511	91,923
Severn Trent PLC	9,278	291,424
Smiths Group PLC	13,483	290,272
Softcat PLC	6,452	123,147
Spectris PLC	3,193	100,293
Spire Healthcare Group PLC(a)	38,694	109,520
SSE PLC	49,161	987,570
SSP Group PLC	40,338	91,288
Standard Chartered PLC	30,267	374,743
SThree PLC	21,801	80,819
Subsea 7 SA	8,013	127,067
Tate & Lyle PLC	9,402	76,479
Taylor Wimpey PLC	212,164	324,437
Telecom Plus PLC	6,521	140,307
Tesco PLC	218,124	1,006,116
TORM PLC, Class A	7,848	150,822
Travis Perkins PLC	7,167	65,435
Unilever PLC	83,504	4,756,317
Unite Group PLC	25,772	260,313
United Utilities Group PLC	20,043	263,946
Victrex PLC	11,888	160,201
Weir Group PLC	5,406	147,867
WH Smith PLC	8,689	129,388
Whitbread PLC	4,208	155,257
Workspace Group PLC	20,231	124,406
WPP PLC	41,831	433,468
Young & Co.'s Brewery PLC, Class A	9,202	99,803
Zigup PLC	10,820	43,566
Total United Kingdom		61,426,340
United States — 6.7%
Alcon, Inc.	1,365	115,827
BP PLC	617,945	3,041,483
CSL Ltd.	4,445	774,943
Experian PLC	10,698	461,567
Ferrovial SE	14,302	601,275
GSK PLC	114,379	1,928,838
Haleon PLC	94,529	446,797
Holcim AG, Registered Shares	23,759	2,290,302
Nestle SA, Registered Shares	56,418	4,661,605
Reliance Worldwide Corp. Ltd.	36,939	114,811
Roche Holding AG	16,308	4,597,731
Roche Holding AG, Bearer Shares	2,932	875,475
Sanofi SA	33,182	3,220,903
Schneider Electric SE	11,656	2,907,612
Shell PLC	172,391	5,345,745
Signify NV(a)	6,867	153,451
Swiss Re AG	13,295	1,924,749
Tenaris SA	30,204	565,162
Total United States		34,028,276
TOTAL COMMON STOCKS
(Cost: $414,190,314)		505,576,990
RIGHTS — 0.0%
Australia — 0.0%
Elders Ltd.*^
(Cost: $0)	2,613	0
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $17,005)	17,005	17,005
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $785,851)	785,851	785,851
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $414,993,170)		506,379,846
Other Assets less Liabilities — 0.4%		2,200,415
NET ASSETS — 100.0%		$508,580,261

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $936,916 and the total market value of the collateral held by the Fund was $985,334. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $199,483.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$505,576,990	$–	$–		$505,576,990
Rights	–	–	0	*	0
Mutual Fund	–	17,005	–		17,005
Investment of Cash Collateral for Securities Loaned	–	785,851	–		785,851
Total Investments in Securities	$505,576,990	$802,856	$0		$506,379,846

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 6.6%
Ampol Ltd.	517,701	$9,035,872
APA Group	3,292,565	14,208,988
BlueScope Steel Ltd.	379,665	4,393,452
Brambles Ltd.	1,111,883	13,245,250
Breville Group Ltd.	98,125	2,149,481
Champion Iron Ltd.	851,415	3,031,134
Cochlear Ltd.	33,619	6,033,913
Codan Ltd.	133,073	1,326,514
Domino's Pizza Enterprises Ltd.	125,128	2,280,806
Glencore PLC	8,825,592	39,061,905
GrainCorp Ltd., Class A	369,038	1,677,116
IDP Education Ltd.	429,255	3,356,717
Netwealth Group Ltd.	202,976	3,613,088
Pinnacle Investment Management Group Ltd.	376,777	5,330,483
Pro Medicus Ltd.	11,876	1,839,139
REA Group Ltd.	42,442	6,130,914
Sonic Healthcare Ltd.	642,646	10,747,128
Technology One Ltd.	212,127	4,112,208
Wesfarmers Ltd.	1,065,261	47,178,080
WiseTech Global Ltd.	44,222	3,314,630
Total Australia		182,066,818
Austria — 0.6%
Kontron AG	122,618	2,470,855
Mondi PLC	642,399	9,590,122
Wienerberger AG	173,972	4,824,364
Total Austria		16,885,341
Belgium — 0.9%
Fagron	90,023	1,562,347
Kinepolis Group NV	32,089	1,309,190
Melexis NV	84,274	4,930,514
Solvay SA	229,620	7,408,961
Syensqo SA	90,483	6,611,130
Tessenderlo Group SA	94,002	1,839,708
Total Belgium		23,661,850
Brazil — 0.2%
Yara International ASA	194,896	5,161,831
Chile — 0.3%
Antofagasta PLC	351,376	6,997,006
China — 0.5%
Prosus NV	319,473	12,686,729
Denmark — 5.6%
Coloplast AS, Class B	165,397	18,056,421
Dfds AS	42,464	787,178
DSV AS	31,942	6,781,732
Novo Nordisk AS, Class B	1,256,608	108,916,729
Novonesis (Novozymes) B, Class B	162,190	9,181,968
Pandora AS	52,457	9,593,128
Total Denmark		153,317,156
Finland — 0.9%
Cargotec OYJ, Class B	38,222	2,021,689
Kone OYJ, Class B	472,395	22,990,757
Total Finland		25,012,446
France — 5.6%
Airbus SE	322,482	51,685,705
BioMerieux	47,058	5,043,406
Gaztransport & Technigaz SA	46,014	6,127,468
Hermes International SCA	25,044	60,216,573
Ipsen SA	45,121	5,172,214
La Francaise des Jeux SAEM(a)	328,015	12,642,128
Verallia SA(a)	364,304	9,159,310
Vivendi SE	932,697	2,485,024
Total France		152,531,828
Germany — 10.3%
AIXTRON SE	187,933	2,961,882
Daimler Truck Holding AG	1,356,613	51,765,879
Deutsche Post AG, Registered Shares	1,897,209	66,755,749
Fielmann Group AG	73,832	3,165,156
HochTief AG	89,927	12,077,588
Hugo Boss AG	97,240	4,508,989
Knorr-Bremse AG	127,603	9,295,550
Krones AG	12,597	1,565,303
Nemetschek SE	23,303	2,258,592
Rheinmetall AG	17,853	11,361,976
SAP SE	408,832	100,036,555
Schott Pharma AG & Co. KGaA	48,833	1,272,255
Sixt SE(b)	51,483	4,190,217
Stroeer SE & Co. KGaA	69,681	3,323,445
Suedzucker AG(b)	640,024	6,879,292
Total Germany		281,418,428
Hong Kong — 0.7%
Pacific Basin Shipping Ltd.	5,576,000	1,177,227
SUNeVision Holdings Ltd.	2,675,000	1,470,433
Techtronic Industries Co. Ltd.	987,500	13,030,304
VTech Holdings Ltd.	592,800	4,029,356
Total Hong Kong		19,707,320
Israel — 0.6%
Camtek Ltd.	39,760	3,251,816
Hilan Ltd.	11,118	660,004
Matrix IT Ltd.	135,269	3,174,152
Newmed Energy LP(b)	2,887,026	8,826,718
Sapiens International Corp. NV	34,177	925,325
Total Israel		16,838,015
Italy — 2.3%
Amplifon SpA	129,244	3,325,729
Brunello Cucinelli SpA	28,067	3,063,280
Carel Industries SpA(a)	24,120	463,060
DiaSorin SpA	33,236	3,426,445
Ferrari NV	35,955	15,354,231
Maire SpA	202,401	1,731,183
Moncler SpA	205,187	10,831,779
PRADA SpA	1,793,300	13,886,160
Prysmian SpA	92,179	5,885,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Investments	Shares	Value
Reply SpA	13,170	$2,091,998
Sesa SpA(b)	17,789	1,146,677
Technogym SpA(a)	270,432	2,926,338
Total Italy		64,132,411
Japan — 18.0%
Advantest Corp.	140,000	8,193,688
Asics Corp.	229,100	4,533,603
AZ-COM MARUWA Holdings, Inc.	61,900	437,191
BayCurrent, Inc.	33,100	1,120,463
Capcom Co. Ltd.	250,300	5,532,847
Chugai Pharmaceutical Co. Ltd.	703,800	31,343,193
Cosmo Energy Holdings Co. Ltd.	130,000	5,731,547
Create Restaurants Holdings, Inc.	155,500	1,157,642
CyberAgent, Inc.	388,600	2,710,013
Daifuku Co. Ltd.	187,600	3,939,170
Daihen Corp.	6,500	334,595
Daiichi Sankyo Co. Ltd.	828,700	22,947,966
Dentsu Soken, Inc.	68,100	2,534,901
Dexerials Corp.	173,900	2,734,753
Dip Corp.	44,800	713,790
Disco Corp.	35,300	9,597,665
Financial Partners Group Co. Ltd.	180,300	3,321,255
Food & Life Cos. Ltd.	75,400	1,604,337
Fujikura Ltd.	107,900	4,495,605
Fujimi, Inc.	137,600	2,109,178
Fujitsu Ltd.	694,500	12,371,168
Future Corp.	148,300	1,747,592
GMO Payment Gateway, Inc.	43,100	2,185,989
Goldwin, Inc.	44,600	2,510,098
Hoya Corp.	69,100	8,712,246
Internet Initiative Japan, Inc.	111,900	2,125,716
Japan Material Co. Ltd.	115,400	1,247,548
Justsystems Corp.	42,000	939,361
Kakaku.com, Inc.	190,091	2,927,082
Kasumigaseki Capital Co. Ltd.(b)	9,500	812,420
Katitas Co. Ltd.	133,500	1,930,806
Keyence Corp.	38,600	15,873,747
Kobayashi Pharmaceutical Co. Ltd.	72,200	2,862,090
Kobe Bussan Co. Ltd.	84,100	1,840,825
Kotobuki Spirits Co. Ltd.	137,600	1,907,804
Lasertec Corp.	38,200	3,690,933
Macnica Holdings, Inc.	315,700	3,707,205
Maruwa Co. Ltd.	3,600	1,107,534
Meiko Electronics Co. Ltd.	32,500	1,910,792
Micronics Japan Co. Ltd.	45,200	1,085,709
MonotaRO Co. Ltd.	111,000	1,887,198
Morinaga Milk Industry Co. Ltd.	133,000	2,477,459
Murata Manufacturing Co. Ltd.	1,366,000	22,246,609
Nextage Co. Ltd.	165,100	1,490,690
Nihon Kohden Corp.	177,900	2,440,522
Nihon M&A Center Holdings, Inc.	677,700	2,851,204
Nintendo Co. Ltd.	1,022,200	60,254,905
Nippon Steel Corp.	1,815,000	36,748,091
Nomura Research Institute Ltd.	247,500	7,337,125
NSD Co. Ltd.	103,700	2,229,590
Olympus Corp.	299,700	4,520,481
Oracle Corp.	57,400	5,535,104
Organo Corp.	14,600	761,771
PAL GROUP Holdings Co. Ltd.	87,400	1,698,950
Pan Pacific International Holdings Corp.	156,600	4,300,621
Recruit Holdings Co. Ltd.	172,900	12,261,202
Riken Keiki Co. Ltd.	36,700	899,052
Rorze Corp.	97,000	944,324
Round One Corp.	277,300	2,316,715
Sanrio Co. Ltd.	90,600	3,193,713
SCREEN Holdings Co. Ltd.	109,000	6,581,891
Shin-Etsu Chemical Co. Ltd.	1,238,200	41,725,039
Simplex Holdings, Inc.	91,700	1,451,703
SMS Co. Ltd.	30,200	302,269
Socionext, Inc.	151,800	2,444,196
Sysmex Corp.	259,000	4,806,398
TechnoPro Holdings, Inc.	65,900	1,242,439
Tokyo Electron Ltd.	356,200	54,814,819
Tokyo Ohka Kogyo Co. Ltd.	103,400	2,324,460
Toridoll Holdings Corp.(b)	37,300	925,617
Towa Corp.	117,800	1,158,811
Ulvac, Inc.	65,600	2,573,744
Yaskawa Electric Corp.	128,000	3,312,395
ZOZO, Inc.	231,200	7,204,037
Total Japan		493,853,211
Netherlands — 6.7%
Arcadis NV	37,483	2,282,242
ASM International NV	8,631	4,994,220
ASML Holding NV	120,862	84,941,074
Corbion NV	92,073	2,059,378
Fugro NV	44,145	764,307
Heineken Holding NV	258,678	15,495,764
Koninklijke KPN NV	6,067,504	22,084,396
Universal Music Group NV	1,302,998	33,353,571
Wolters Kluwer NV	108,217	17,974,217
Total Netherlands		183,949,169
Norway — 1.1%
Aker ASA, Class A	135,319	6,541,150
Borregaard ASA	60,139	965,837
Europris ASA(a)	340,912	2,182,226
Kongsberg Gruppen ASA	83,221	9,379,202
Mowi ASA	689,767	11,827,770
Total Norway		30,896,185
Portugal — 0.6%
Jeronimo Martins SGPS SA	895,732	17,112,938
Singapore — 0.0%
iFAST Corp. Ltd.	189,100	1,027,145
Spain — 5.5%
Acerinox SA	749,990	7,339,009
Amadeus IT Group SA	280,580	19,814,869
Industria de Diseno Textil SA	2,334,418	119,994,273
Laboratorios Farmaceuticos Rovi SA	40,520	2,641,285
Total Spain		149,789,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Investments	Shares	Value
Sweden — 5.3%
AddTech AB, Class B	51,910	$1,415,055
Atlas Copco AB, Class A	1,625,925	24,846,703
Axfood AB	268,831	5,693,278
Beijer Ref AB	77,698	1,146,914
BioGaia AB, Class B	180,539	1,828,388
Biotage AB	64,061	932,281
Boliden AB	245,679	6,903,937
Bravida Holding AB(a)	238,519	1,729,110
Bufab AB	7,308	290,488
Epiroc AB, Class B	186,536	2,910,497
Epiroc AB, Class A	450,810	7,856,050
EQT AB	473,627	13,121,001
Evolution AB(a)	230,097	17,759,280
Fortnox AB	203,972	1,330,985
Hemnet Group AB	30,917	940,164
HMS Networks AB	43,820	1,720,399
Indutrade AB	89,666	2,247,889
JM AB	79,997	1,208,363
Lifco AB, Class B	55,692	1,615,934
Lindab International AB	78,333	1,624,900
Munters Group AB(a)	33,352	561,438
NCAB Group AB	217,281	1,268,378
New Wave Group AB, Class B	180,927	1,590,792
Nolato AB, Class B	111,025	544,612
Paradox Interactive AB	88,397	1,643,256
Sandvik AB	1,004,907	18,034,985
Sectra AB, Class B	49,851	1,248,164
Securitas AB, Class B	606,091	7,509,456
SkiStar AB	80,009	1,184,648
Sweco AB, Class B	148,166	2,208,561
Thule Group AB(a)	138,344	4,277,060
Trelleborg AB, Class B	115,035	3,941,648
Truecaller AB, Class B	249,242	1,153,809
Vitec Software Group AB, Class B	32,304	1,590,459
Total Sweden		143,878,882
Switzerland — 6.1%
Belimo Holding AG, Registered Shares	4,882	3,229,527
Clariant AG, Registered Shares	423,125	4,710,986
Comet Holding AG, Registered Shares	5,508	1,510,332
Geberit AG, Registered Shares	28,014	15,907,315
Georg Fischer AG, Registered Shares	55,073	4,171,875
Huber & Suhner AG, Registered Shares	20,214	1,655,039
Logitech International SA, Registered Shares	93,337	7,728,561
Lonza Group AG, Registered Shares	18,473	10,921,747
SFS Group AG	29,199	4,046,780
SGS SA, Registered Shares	250	25,070
Sika AG, Registered Shares	68,268	16,256,259
Sonova Holding AG, Registered Shares	26,281	8,592,618
Stadler Rail AG	103,156	2,265,163
Straumann Holding AG, Registered Shares	40,005	5,043,389
Sulzer AG, Registered Shares	22,832	3,300,405
UBS Group AG, Registered Shares	2,362,930	72,302,399
VAT Group AG(a)	13,405	5,070,603
Total Switzerland		166,738,068
United Kingdom — 9.5%
Admiral Group PLC	451,592	14,953,771
Ashtead Group PLC	158,836	9,876,685
Auto Trader Group PLC(a)	316,121	3,139,566
B&M European Value Retail SA	2,619,678	12,040,846
Barratt Redrow PLC	1,421,291	7,833,889
Bellway PLC	171,681	5,358,131
Bytes Technology Group PLC	81,621	431,991
Compass Group PLC	953,473	31,787,727
Croda International PLC	106,810	4,528,075
Greggs PLC	77,921	2,718,809
Hays PLC	422,134	424,795
Howden Joinery Group PLC	321,842	3,198,399
Imperial Brands PLC	1,743,715	55,753,142
InterContinental Hotels Group PLC	59,827	7,458,266
Intertek Group PLC	91,606	5,424,309
JD Sports Fashion PLC	618,377	742,703
Kainos Group PLC	83,833	849,389
Man Group PLC	2,129,709	5,718,578
MONY Group PLC	610,868	1,469,663
Next PLC	79,081	9,406,918
Persimmon PLC	330,357	4,956,594
RELX PLC	957,546	43,520,076
Renishaw PLC	36,035	1,527,658
Rightmove PLC	279,024	2,242,768
RS Group PLC	176,020	1,502,349
Sage Group PLC	535,934	8,544,423
Savills PLC	120,851	1,568,025
Softcat PLC	180,403	3,443,275
Spectris PLC	140,567	4,415,236
Spirax Group PLC	28,607	2,455,969
Telecom Plus PLC	117,865	2,536,010
Total United Kingdom		259,828,035
United States — 11.4%
BP PLC	27,983,119	137,730,999
CSL Ltd.	201,218	35,080,409
Experian PLC	268,588	11,588,277
GSK PLC	5,596,860	94,383,011
Roche Holding AG, Bearer Shares	111,417	33,268,348
Total United States		312,051,044
TOTAL COMMON STOCKS
(Cost: $2,568,670,150)		2,719,541,292
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $170,492)	6,017	205,842

MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d)
(Cost: $4,460,260)	4,460,260	$4,460,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d)
(Cost: $8,073,458)	8,073,458	8,073,458
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $2,581,374,360)		2,732,280,852
Other Assets less Liabilities — 0.2%		4,720,492
NET ASSETS — 100.0%		$2,737,001,344

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,686,579 and the total market value of the collateral held by the Fund was $8,073,458.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,150,249	$—	$(887,427)	$189,740	$(246,720)	$205,842	$14,130

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/6/2025	36,244,735	USD	55,623,100	AUD	$1,805,518	$-
Barclays Bank PLC	1/6/2025	734,294	USD	1,181,802	AUD	2,577	-
Barclays Bank PLC	1/6/2025	34,582,737	USD	243,726,933	DKK	734,220	-
Barclays Bank PLC	1/6/2025	700,623	USD	5,014,479	DKK	4,218	-
Barclays Bank PLC	1/6/2025	175,499,526	USD	165,910,246	EUR	3,678,334	-
Barclays Bank PLC	1/6/2025	3,555,501	USD	3,410,160	EUR	23,846	-
Barclays Bank PLC	1/6/2025	108,743,072	USD	85,557,435	GBP	1,593,766	-
Barclays Bank PLC	1/6/2025	2,203,061	USD	1,751,398	GBP	9,668	-
Barclays Bank PLC	1/6/2025	6,751,424	USD	52,518,463	HKD	-	(9,520)
Barclays Bank PLC	1/6/2025	136,779	USD	1,061,963	HKD	68	-
Barclays Bank PLC	1/6/2025	3,070,370	USD	11,155,225	ILS	8,623	-
Barclays Bank PLC	1/6/2025	62,204	USD	229,041	ILS	-	(660)
Barclays Bank PLC	1/6/2025	8,069,786	USD	89,203,584	NOK	215,546	-
Barclays Bank PLC	1/6/2025	163,488	USD	1,857,904	NOK	-	(98)
Barclays Bank PLC	1/6/2025	209,598	USD	280,571	SGD	3,904	-
Barclays Bank PLC	1/6/2025	4,246	USD	5,764	SGD	20	-
Barclays Bank PLC	1/7/2025	39,953,515	USD	35,052,777	CHF	1,270,226	-
Barclays Bank PLC	1/7/2025	809,431	USD	728,977	CHF	4,952	-
Barclays Bank PLC	1/7/2025	29,588,373	USD	322,396,658	SEK	404,271	-
Barclays Bank PLC	1/7/2025	599,440	USD	6,597,113	SEK	2,254	-
Barclays Bank PLC	1/8/2025	97,323,127	USD	14,545,281,961	JPY	4,761,316	-
Barclays Bank PLC	1/8/2025	1,971,700	USD	310,583,367	JPY	-	(4,759)
Citibank NA	1/6/2025	1,805,746	HKD	232,402	USD	60	-
Citibank NA	1/6/2025	387,014	ILS	105,690	USD	533	-
Citibank NA	1/6/2025	3,155,727	NOK	277,784	USD	73	-
Citibank NA	1/6/2025	9,807	SGD	7,215	USD	-	(25)
Citibank NA	1/6/2025	36,244,735	USD	55,622,417	AUD	1,805,940	-
Citibank NA	1/6/2025	440,576	USD	692,783	AUD	11,637	-
Citibank NA	1/6/2025	1,174,870	USD	1,880,574	AUD	10,507	-
Citibank NA	1/6/2025	34,582,737	USD	243,732,352	DKK	733,467	-
Citibank NA	1/6/2025	420,374	USD	2,985,653	DKK	5,730	-
Citibank NA	1/6/2025	1,120,996	USD	8,036,601	DKK	4,882	-
Citibank NA	1/6/2025	175,499,526	USD	165,911,657	EUR	3,676,872	-
Citibank NA	1/6/2025	2,133,300	USD	2,031,985	EUR	28,921	-
Citibank NA	1/6/2025	5,688,801	USD	5,467,372	EUR	26,640	-
Citibank NA	1/6/2025	108,743,072	USD	85,557,637	GBP	1,593,513	-
Citibank NA	1/6/2025	1,321,836	USD	1,048,101	GBP	9,229	-
Citibank NA	1/6/2025	3,524,897	USD	2,811,154	GBP	4,301	-
Citibank NA	1/6/2025	6,751,424	USD	52,518,463	HKD	-	(9,520)
Citibank NA	1/6/2025	218,847	USD	1,701,431	HKD	-	(186)
Citibank NA	1/6/2025	82,068	USD	638,150	HKD	-	(84)
Citibank NA	1/6/2025	3,070,370	USD	11,155,532	ILS	8,539	-
Citibank NA	1/6/2025	37,322	USD	134,470	ILS	414	-
Citibank NA	1/6/2025	99,526	USD	363,081	ILS	-	(128)
Citibank NA	1/6/2025	8,069,786	USD	89,203,665	NOK	215,538	-
Citibank NA	1/6/2025	98,093	USD	1,093,885	NOK	1,778	-
Citibank NA	1/6/2025	261,581	USD	2,978,620	NOK	-	(682)
Citibank NA	1/6/2025	209,598	USD	280,567	SGD	3,907	-
Citibank NA	1/6/2025	6,794	USD	9,214	SGD	39	-
Citibank NA	1/6/2025	2,548	USD	3,436	SGD	29	-
Citibank NA	1/7/2025	11,260,946	SEK	1,018,511	USD	856	-

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	1/7/2025	39,953,515	USD	35,050,779	CHF	$1,272,430	$-
Citibank NA	1/7/2025	1,295,090	USD	1,156,488	CHF	18,821	-
Citibank NA	1/7/2025	485,659	USD	432,843	CHF	7,985	-
Citibank NA	1/7/2025	29,588,373	USD	322,385,414	SEK	405,289	-
Citibank NA	1/7/2025	359,664	USD	3,946,839	SEK	2,387	-
Citibank NA	1/7/2025	959,104	USD	10,577,186	SEK	1,632	-
Citibank NA	1/8/2025	97,323,127	USD	14,545,330,622	JPY	4,761,007	-
Citibank NA	1/8/2025	1,183,020	USD	181,268,831	JPY	29,480	-
Citibank NA	1/8/2025	3,154,720	USD	492,702,907	JPY	19,307	-
Goldman Sachs	1/6/2025	2,006,841	AUD	1,247,641	USD	-	(5,099)
Goldman Sachs	1/6/2025	59,226,523	AUD	36,670,753	USD	-	(464)
Goldman Sachs	1/6/2025	8,526,965	DKK	1,190,430	USD	-	(6,214)
Goldman Sachs	1/6/2025	251,940,858	DKK	34,989,220	USD	38	-
Goldman Sachs	1/6/2025	5,800,833	EUR	6,041,162	USD	-	(33,660)
Goldman Sachs	1/6/2025	171,455,120	EUR	177,562,351	USD	1,265	-
Goldman Sachs	1/6/2025	2,992,121	GBP	3,743,227	USD	4,006	-
Goldman Sachs	1/6/2025	87,851,269	GBP	110,021,239	USD	788	-
Goldman Sachs	1/6/2025	53,062,351	HKD	6,830,778	USD	183	-
Goldman Sachs	1/6/2025	11,318,174	ILS	3,106,456	USD	15	-
Goldman Sachs	1/6/2025	92,727,706	NOK	8,164,636	USD	-	(102)
Goldman Sachs	1/6/2025	289,255	SGD	212,058	USD	2	-
Goldman Sachs	1/6/2025	36,244,735	USD	55,622,844	AUD	1,805,676	-
Goldman Sachs	1/6/2025	34,582,737	USD	243,728,064	DKK	734,063	-
Goldman Sachs	1/6/2025	175,499,526	USD	165,910,246	EUR	3,678,334	-
Goldman Sachs	1/6/2025	108,743,072	USD	85,558,243	GBP	1,592,755	-
Goldman Sachs	1/6/2025	6,751,424	USD	52,520,495	HKD	-	(9,781)
Goldman Sachs	1/6/2025	3,070,370	USD	11,155,225	ILS	8,623	-
Goldman Sachs	1/6/2025	8,069,786	USD	89,206,320	NOK	215,305	-
Goldman Sachs	1/6/2025	209,598	USD	280,569	SGD	3,906	-
Goldman Sachs	1/7/2025	1,237,042	CHF	1,375,307	USD	-	(10,141)
Goldman Sachs	1/7/2025	36,629,053	CHF	40,423,127	USD	-	(303)
Goldman Sachs	1/7/2025	330,705,880	SEK	29,936,153	USD	119	-
Goldman Sachs	1/7/2025	39,953,515	USD	35,053,136	CHF	1,269,829	-
Goldman Sachs	1/7/2025	29,588,373	USD	322,399,617	SEK	404,003	-
Goldman Sachs	1/8/2025	528,860,309	JPY	3,350,122	USD	15,386	-
Goldman Sachs	1/8/2025	15,472,770,116	JPY	98,467,066	USD	-	(2,999)
Goldman Sachs	1/8/2025	97,323,127	USD	14,545,087,314	JPY	4,762,555	-
Goldman Sachs	2/5/2025	35,592,582	USD	57,484,531	AUD	-	(585)
Goldman Sachs	2/5/2025	40,323,033	USD	36,420,207	CHF	-	(1,122)
Goldman Sachs	2/5/2025	30,787,702	USD	221,355,203	DKK	-	(1,136)
Goldman Sachs	2/5/2025	182,689,644	USD	176,199,341	EUR	-	(5,711)
Goldman Sachs	2/5/2025	109,499,477	USD	87,458,389	GBP	-	(3,123)
Goldman Sachs	2/5/2025	7,162,968	USD	55,627,803	HKD	-	(450)
Goldman Sachs	2/5/2025	3,150,279	USD	11,470,752	ILS	-	(456)
Goldman Sachs	2/5/2025	100,458,448	USD	15,733,651,438	JPY	1,239	-
Goldman Sachs	2/5/2025	7,853,959	USD	89,207,128	NOK	-	(76)
Goldman Sachs	2/5/2025	29,659,677	USD	327,153,356	SEK	-	(934)
Goldman Sachs	2/5/2025	215,169	USD	293,132	SGD	-	(3)
HSBC Holdings PLC	1/6/2025	59,226,051	AUD	36,670,757	USD	-	(761)
HSBC Holdings PLC	1/6/2025	251,937,458	DKK	34,989,224	USD	-	(438)
HSBC Holdings PLC	1/6/2025	171,455,124	EUR	177,562,355	USD	1,265	-
HSBC Holdings PLC	1/6/2025	87,848,817	GBP	110,021,243	USD	-	(2,286)
HSBC Holdings PLC	1/6/2025	53,062,381	HKD	6,830,781	USD	184	-

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/6/2025	11,318,033	ILS	3,106,460	USD	$-	$(28)
HSBC Holdings PLC	1/6/2025	92,726,733	NOK	8,164,638	USD	-	(190)
HSBC Holdings PLC	1/6/2025	289,259	SGD	212,062	USD	1	-
HSBC Holdings PLC	1/6/2025	36,244,735	USD	55,621,649	AUD	1,806,416	-
HSBC Holdings PLC	1/6/2025	1,028,011	USD	1,589,437	AUD	43,906	-
HSBC Holdings PLC	1/6/2025	34,582,737	USD	243,729,447	DKK	733,870	-
HSBC Holdings PLC	1/6/2025	980,872	USD	6,896,297	DKK	23,122	-
HSBC Holdings PLC	1/6/2025	175,499,526	USD	165,911,344	EUR	3,677,197	-
HSBC Holdings PLC	1/6/2025	4,977,701	USD	4,694,089	EUR	116,374	-
HSBC Holdings PLC	1/6/2025	108,743,072	USD	85,556,762	GBP	1,594,609	-
HSBC Holdings PLC	1/6/2025	3,084,285	USD	2,410,225	GBP	65,799	-
HSBC Holdings PLC	1/6/2025	6,751,424	USD	52,518,801	HKD	-	(9,563)
HSBC Holdings PLC	1/6/2025	191,491	USD	1,489,106	HKD	-	(208)
HSBC Holdings PLC	1/6/2025	3,070,370	USD	11,155,225	ILS	8,623	-
HSBC Holdings PLC	1/6/2025	87,085	USD	310,213	ILS	1,942	-
HSBC Holdings PLC	1/6/2025	8,069,786	USD	89,202,446	NOK	215,646	-
HSBC Holdings PLC	1/6/2025	228,884	USD	2,536,420	NOK	5,556	-
HSBC Holdings PLC	1/6/2025	209,598	USD	280,568	SGD	3,907	-
HSBC Holdings PLC	1/6/2025	5,945	USD	7,943	SGD	121	-
HSBC Holdings PLC	1/7/2025	36,628,854	CHF	40,423,131	USD	-	(526)
HSBC Holdings PLC	1/7/2025	330,702,919	SEK	29,936,156	USD	-	(152)
HSBC Holdings PLC	1/7/2025	39,953,515	USD	35,052,977	CHF	1,270,005	-
HSBC Holdings PLC	1/7/2025	1,133,203	USD	989,580	CHF	41,130	-
HSBC Holdings PLC	1/7/2025	29,588,373	USD	322,387,811	SEK	405,072	-
HSBC Holdings PLC	1/7/2025	839,216	USD	9,120,599	SEK	13,598	-
HSBC Holdings PLC	1/8/2025	15,473,272,298	JPY	98,467,066	USD	197	-
HSBC Holdings PLC	1/8/2025	97,323,127	USD	14,545,067,850	JPY	4,762,679	-
HSBC Holdings PLC	1/8/2025	2,760,380	USD	415,306,071	JPY	117,497	-
HSBC Holdings PLC	2/5/2025	35,592,583	USD	57,484,161	AUD	-	(355)
HSBC Holdings PLC	2/5/2025	40,323,034	USD	36,419,805	CHF	-	(676)
HSBC Holdings PLC	2/5/2025	30,787,706	USD	221,350,675	DKK	-	(503)
HSBC Holdings PLC	2/5/2025	182,689,645	USD	176,198,493	EUR	-	(4,830)
HSBC Holdings PLC	2/5/2025	109,499,480	USD	87,455,108	GBP	988	-
HSBC Holdings PLC	2/5/2025	7,162,968	USD	55,627,738	HKD	-	(442)
HSBC Holdings PLC	2/5/2025	3,150,282	USD	11,471,078	ILS	-	(542)
HSBC Holdings PLC	2/5/2025	100,458,449	USD	15,734,163,932	JPY	-	(2,032)
HSBC Holdings PLC	2/5/2025	7,853,961	USD	89,205,211	NOK	95	-
HSBC Holdings PLC	2/5/2025	29,659,681	USD	327,150,434	SEK	-	(665)
HSBC Holdings PLC	2/5/2025	215,173	USD	293,139	SGD	-	(4)
Morgan Stanley & Co. International	1/6/2025	59,227,007	AUD	36,670,757	USD	-	(169)
Morgan Stanley & Co. International	1/6/2025	251,938,088	DKK	34,989,224	USD	-	(351)
Morgan Stanley & Co. International	1/6/2025	171,455,455	EUR	177,562,355	USD	1,608	-
Morgan Stanley & Co. International	1/6/2025	87,849,483	GBP	110,021,243	USD	-	(1,452)
Morgan Stanley & Co. International	1/6/2025	53,062,040	HKD	6,830,781	USD	140	-
Morgan Stanley & Co. International	1/6/2025	11,317,831	ILS	3,106,460	USD	-	(83)
Morgan Stanley & Co. International	1/6/2025	92,727,721	NOK	8,164,638	USD	-	(103)
Morgan Stanley & Co. International	1/6/2025	289,261	SGD	212,062	USD	2	-
Morgan Stanley & Co. International	1/7/2025	36,628,976	CHF	40,423,131	USD	-	(392)
Morgan Stanley & Co. International	1/7/2025	330,703,668	SEK	29,936,156	USD	-	(84)
Morgan Stanley & Co. International	1/8/2025	15,473,358,161	JPY	98,467,066	USD	743	-
Morgan Stanley & Co. International	2/5/2025	35,592,583	USD	57,482,861	AUD	450	-
Morgan Stanley & Co. International	2/5/2025	40,323,034	USD	36,419,926	CHF	-	(810)
Morgan Stanley & Co. International	2/5/2025	30,787,706	USD	221,345,996	DKK	148	-
Morgan Stanley & Co. International	2/5/2025	182,689,645	USD	176,199,682	EUR	-	(6,064)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	2/5/2025	109,499,480	USD	87,457,134	GBP	$-	$(1,549)
Morgan Stanley & Co. International	2/5/2025	7,162,968	USD	55,626,736	HKD	-	(313)
Morgan Stanley & Co. International	2/5/2025	3,150,282	USD	11,470,085	ILS	-	(270)
Morgan Stanley & Co. International	2/5/2025	100,458,449	USD	15,734,151,074	JPY	-	(1,950)
Morgan Stanley & Co. International	2/5/2025	7,853,961	USD	89,207,103	NOK	-	(71)
Morgan Stanley & Co. International	2/5/2025	29,659,681	USD	327,160,073	SEK	-	(1,539)
Morgan Stanley & Co. International	2/5/2025	215,173	USD	293,140	SGD	-	(5)
Royal Bank of Canada	1/6/2025	59,226,433	AUD	36,670,757	USD	-	(524)
Royal Bank of Canada	1/6/2025	251,922,448	DKK	34,989,224	USD	-	(2,523)
Royal Bank of Canada	1/6/2025	171,456,779	EUR	177,562,355	USD	2,979	-
Royal Bank of Canada	1/6/2025	87,849,588	GBP	110,021,243	USD	-	(1,320)
Royal Bank of Canada	1/6/2025	53,061,015	HKD	6,830,781	USD	8	-
Royal Bank of Canada	1/6/2025	11,317,029	ILS	3,106,460	USD	-	(303)
Royal Bank of Canada	1/6/2025	92,727,508	NOK	8,164,638	USD	-	(121)
Royal Bank of Canada	1/6/2025	289,217	SGD	212,062	USD	-	(30)
Royal Bank of Canada	1/6/2025	36,244,731	USD	55,621,728	AUD	1,806,362	-
Royal Bank of Canada	1/6/2025	34,582,733	USD	243,733,361	DKK	733,322	-
Royal Bank of Canada	1/6/2025	175,499,526	USD	165,911,030	EUR	3,677,521	-
Royal Bank of Canada	1/6/2025	108,743,071	USD	85,557,636	GBP	1,593,513	-
Royal Bank of Canada	1/6/2025	6,751,423	USD	52,519,603	HKD	-	(9,667)
Royal Bank of Canada	1/6/2025	3,070,369	USD	11,155,314	ILS	8,598	-
Royal Bank of Canada	1/6/2025	8,069,782	USD	89,204,209	NOK	215,486	-
Royal Bank of Canada	1/6/2025	209,596	USD	280,568	SGD	3,904	-
Royal Bank of Canada	1/7/2025	36,628,773	CHF	40,423,131	USD	-	(615)
Royal Bank of Canada	1/7/2025	330,694,477	SEK	29,936,156	USD	-	(916)
Royal Bank of Canada	1/7/2025	39,953,515	USD	35,052,617	CHF	1,270,402	-
Royal Bank of Canada	1/7/2025	29,588,372	USD	322,387,356	SEK	405,112	-
Royal Bank of Canada	1/8/2025	15,473,427,088	JPY	98,467,066	USD	1,182	-
Royal Bank of Canada	1/8/2025	97,323,124	USD	14,545,281,318	JPY	4,761,317	-
Royal Bank of Canada	2/5/2025	35,592,583	USD	57,483,418	AUD	105	-
Royal Bank of Canada	2/5/2025	40,323,034	USD	36,419,684	CHF	-	(542)
Royal Bank of Canada	2/5/2025	30,787,706	USD	221,339,007	DKK	1,120	-
Royal Bank of Canada	2/5/2025	182,689,645	USD	176,200,192	EUR	-	(6,592)
Royal Bank of Canada	2/5/2025	109,499,480	USD	87,457,413	GBP	-	(1,899)
Royal Bank of Canada	2/5/2025	7,162,968	USD	55,626,306	HKD	-	(258)
Royal Bank of Canada	2/5/2025	3,150,282	USD	11,470,060	ILS	-	(263)
Royal Bank of Canada	2/5/2025	100,458,449	USD	15,734,412,266	JPY	-	(3,618)
Royal Bank of Canada	2/5/2025	7,853,961	USD	89,207,268	NOK	-	(86)
Royal Bank of Canada	2/5/2025	29,659,681	USD	327,148,803	SEK	-	(517)
Royal Bank of Canada	2/5/2025	215,173	USD	293,096	SGD	27	-
UBS Group AG	1/6/2025	59,224,807	AUD	36,670,757	USD	-	(1,531)
UBS Group AG	1/6/2025	251,927,997	DKK	34,989,224	USD	-	(1,752)
UBS Group AG	1/6/2025	171,453,137	EUR	177,562,355	USD	-	(793)
UBS Group AG	1/6/2025	87,849,238	GBP	110,021,243	USD	-	(1,759)
UBS Group AG	1/6/2025	53,061,541	HKD	6,830,781	USD	76	-
UBS Group AG	1/6/2025	11,315,492	ILS	3,106,460	USD	-	(725)
UBS Group AG	1/6/2025	92,723,716	NOK	8,164,638	USD	-	(455)
UBS Group AG	1/6/2025	289,262	SGD	212,062	USD	3	-
UBS Group AG	1/7/2025	36,628,571	CHF	40,423,131	USD	-	(838)
UBS Group AG	1/7/2025	330,690,945	SEK	29,936,156	USD	-	(1,236)
UBS Group AG	1/8/2025	15,473,193,524	JPY	98,467,066	USD	-	(304)
UBS Group AG	2/5/2025	35,592,583	USD	57,483,604	AUD	-	(10)
UBS Group AG	2/5/2025	40,323,034	USD	36,419,684	CHF	-	(542)
UBS Group AG	2/5/2025	30,787,706	USD	221,344,241	DKK	392	-

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	2/5/2025	182,689,645	USD	176,196,453	EUR	$-	$(2,716)
UBS Group AG	2/5/2025	109,499,480	USD	87,456,505	GBP	-	(762)
UBS Group AG	2/5/2025	7,162,968	USD	55,625,675	HKD	-	(177)
UBS Group AG	2/5/2025	3,150,282	USD	11,468,772	ILS	91	-
UBS Group AG	2/5/2025	100,458,449	USD	15,734,083,566	JPY	-	(1,519)
UBS Group AG	2/5/2025	7,853,961	USD	89,202,846	NOK	303	-
UBS Group AG	2/5/2025	29,659,681	USD	327,174,162	SEK	-	(2,816)
UBS Group AG	2/5/2025	215,173	USD	293,139	SGD	-	(4)
						$73,077,873	$(195,160)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,719,541,292	$–	$–	$2,719,541,292
Exchange-Traded Fund	205,842	–	–	205,842
Mutual Fund	–	4,460,260	–	4,460,260
Investment of Cash Collateral for Securities Loaned	–	8,073,458	–	8,073,458
Total Investments in Securities	$2,719,747,134	$12,533,718	$–	$2,732,280,852
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$73,077,873	$–	$73,077,873
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(195,160)	$–	$(195,160)
Total - Net	$2,719,747,134	$85,416,431	$–	$2,805,163,565

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 10.8%
Accent Group Ltd.	114,318	$165,625
Adairs Ltd.	43,341	72,453
AGL Energy Ltd.	62,154	434,469
Ampol Ltd.	20,738	361,958
ANZ Group Holdings Ltd.	78,121	1,380,441
APA Group	168,520	727,244
Aurizon Holdings Ltd.	140,087	281,888
Bendigo & Adelaide Bank Ltd.	10,123	82,106
BHP Group Ltd.	204,282	5,002,333
Cedar Woods Properties Ltd.	20,690	70,456
Centuria Capital Group	144,698	159,022
Coles Group Ltd.	75,755	886,011
Cromwell Property Group	553,567	130,242
Dalrymple Bay Infrastructure Ltd.	101,189	225,544
Dexus	95,684	394,557
Dicker Data Ltd.	31,201	162,658
Elders Ltd.	30,528	135,334
Endeavour Group Ltd.	109,831	285,608
Fortescue Ltd.	255,139	2,882,941
GPT Group	98,609	266,805
GR Engineering Services Ltd.	47,690	72,932
Growthpoint Properties Australia Ltd.	109,781	161,771
GWA Group Ltd.	72,329	108,374
Harvey Norman Holdings Ltd.	95,133	275,071
Inghams Group Ltd.	95,344	187,723
IPH Ltd.	53,962	168,055
Lycopodium Ltd.	11,601	71,397
Medibank Pvt Ltd.	32,047	75,201
Metcash Ltd.	133,265	255,784
Mirvac Group	258,078	299,605
Monadelphous Group Ltd.	19,617	170,042
Monash IVF Group Ltd.	115,935	91,162
Myer Holdings Ltd.	185,192	141,034
National Australia Bank Ltd.	59,372	1,363,803
New Hope Corp. Ltd.	94,988	291,707
Nick Scali Ltd.	17,794	165,368
NRW Holdings Ltd.	77,716	184,773
Origin Energy Ltd.	139,714	942,893
Perenti Ltd.	215,190	185,863
Premier Investments Ltd.	11,955	237,824
QBE Insurance Group Ltd.	14,796	175,890
Rio Tinto Ltd.	18,906	1,374,946
Rio Tinto PLC	67,856	4,013,740
Santos Ltd.	194,208	803,229
Scentre Group	264,935	562,639
SG Fleet Group Ltd.	83,291	175,853
SmartGroup Corp. Ltd.	32,349	155,625
SRG Global Ltd.	131,443	112,715
Stanmore Resources Ltd.	113,438	211,408
Stockland	137,884	409,780
Suncorp Group Ltd.	17,030	200,444
Super Retail Group Ltd.	20,289	190,690
Telstra Group Ltd.	695,635	1,727,117
Transurban Group	137,006	1,135,837
Universal Store Holdings Ltd.	18,480	98,172
Ventia Services Group Pty. Ltd.	83,497	186,110
Vicinity Ltd.	302,276	393,024
Viva Energy Group Ltd.(a)	149,837	243,989
Waypoint REIT Ltd.	119,177	171,927
Westpac Banking Corp.	70,643	1,413,632
Total Australia		33,314,844
Austria — 0.9%
ANDRITZ AG	7,326	371,566
BAWAG Group AG(a)	1,320	110,921
Erste Group Bank AG	6,316	390,189
Mondi PLC	24,764	369,692
Oesterreichische Post AG	8,819	263,004
Schoeller-Bleckmann Oilfield Equipment AG	4,264	131,578
Telekom Austria AG	50,826	418,937
Verbund AG	7,836	567,993
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,125	66,783
Total Austria		2,690,663
Belgium — 0.8%
Aedifica SA	5,680	330,548
Ageas SA	3,427	166,432
Bekaert SA	6,284	217,727
Cofinimmo SA	4,943	284,588
KBC Group NV	5,115	394,807
Melexis NV	3,692	216,003
Solvay SA	11,158	360,026
Warehouses De Pauw CVA	14,792	291,025
Xior Student Housing NV	5,897	181,053
Total Belgium		2,442,209
China — 0.8%
BOC Hong Kong Holdings Ltd.	447,547	1,437,483
VSTECS Holdings Ltd.	306,000	204,842
Wilmar International Ltd.	319,300	725,575
Total China		2,367,900
Denmark — 0.1%
Danske Bank AS	10,207	288,709
Tryg AS	8,067	169,705
Total Denmark		458,414
Finland — 2.3%
Elisa OYJ	13,925	602,728
Fortum OYJ	67,661	946,901
Kesko OYJ, Class B	18,920	356,176
Nokian Renkaat OYJ	22,285	169,517
Nordea Bank Abp	248,406	2,700,857
Outokumpu OYJ	69,894	210,250
Puuilo OYJ	18,190	192,501
Sampo OYJ, Class A	5,993	244,383
TietoEVRY OYJ	17,717	312,248
Tokmanni Group Corp.	15,990	200,513
UPM-Kymmene OYJ	27,055	744,091
Valmet OYJ	14,314	345,801
Total Finland		7,025,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

Investments	Shares	Value
France — 10.0%
Amundi SA(a)	3,661	$243,380
Arkema SA	4,153	316,297
AXA SA	118,988	4,228,639
Bouygues SA	23,688	700,055
Carrefour SA	40,720	578,933
Cie des Alpes	11,685	183,433
Coface SA	4,663	69,434
Covivio SA	8,043	406,099
Credit Agricole SA	191,847	2,640,159
Eiffage SA	5,183	454,692
Engie SA	278,699	4,418,356
Etablissements Maurel & Prom SA	34,474	202,764
Forvia SE	24,343	218,798
Gecina SA	4,487	420,257
Imerys SA	7,903	230,776
Klepierre SA	25,523	734,728
La Francaise des Jeux SAEM(a)	14,847	572,223
Manitou BF SA	9,890	171,845
Mersen SA	6,158	131,358
Metropole Television SA	22,982	267,488
Opmobility	22,410	232,752
Orange SA	165,140	1,646,412
Renault SA	14,565	709,611
Rexel SA	17,399	443,210
Rubis SCA	15,053	372,227
Societe BIC SA	4,618	305,088
Societe Generale SA	8,942	251,486
Television Francaise 1 SA	28,903	218,931
TotalEnergies SE	104,162	5,756,475
Veolia Environnement SA	29,939	840,460
Verallia SA(a)	13,567	341,101
Vicat SACA	6,771	256,967
Vinci SA	22,376	2,311,011
Wendel SE	786	75,652
Total France		30,951,097
Germany — 4.8%
Allianz SE, Registered Shares	17,987	5,511,297
Daimler Truck Holding AG	37,953	1,448,217
Deutsche Lufthansa AG, Registered Shares	62,802	401,634
Deutsche Post AG, Registered Shares	51,010	1,794,853
DWS Group GmbH & Co. KGaA(a)	3,357	138,352
E.ON SE	146,897	1,710,498
Evonik Industries AG	39,803	689,544
Freenet AG	14,069	401,215
Hamborner REIT AG	21,291	138,895
HochTief AG	3,692	495,852
Indus Holding AG	6,699	140,817
SAF-Holland SE	12,076	184,820
Sirius Real Estate Ltd.	222,334	218,584
Sixt SE(b)	3,111	253,205
Suedzucker AG(b)	32,050	344,489
Traton SE(b)	24,658	713,657
Wacker Neuson SE	13,271	201,185
Total Germany		14,787,114
Hong Kong — 4.9%
Cafe de Coral Holdings Ltd.	158,000	158,855
Cathay Pacific Airways Ltd.(b)	732,000	898,986
CK Asset Holdings Ltd.	201,000	825,430
CK Infrastructure Holdings Ltd.	106,500	791,763
CLP Holdings Ltd.	156,000	1,311,388
Dream International Ltd.	162,000	103,857
Hang Lung Group Ltd.	226,000	304,322
Hang Seng Bank Ltd.	22,100	271,842
HKT Trust & HKT Ltd.	582,000	719,263
Hong Kong & China Gas Co. Ltd.	1,018,000	813,829
Hongkong Land Holdings Ltd.	131,700	586,065
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,196,000	141,649
Jardine Matheson Holdings Ltd.	17,000	696,490
Johnson Electric Holdings Ltd.	157,000	220,303
Link REIT	86,650	366,435
Luk Fook Holdings International Ltd.	112,000	206,757
Man Wah Holdings Ltd.	338,400	209,541
MTR Corp. Ltd.	268,500	936,714
NWS Holdings Ltd.	397,000	395,572
PCCW Ltd.	783,000	455,611
Power Assets Holdings Ltd.	115,018	802,525
SmarTone Telecommunications Holdings Ltd.	166,000	88,258
Stella International Holdings Ltd.	150,500	316,192
Sun Hung Kai Properties Ltd.	112,500	1,081,125
Swire Pacific Ltd., Class B	325,000	468,592
United Laboratories International Holdings Ltd.	182,000	289,590
VTech Holdings Ltd.	36,200	246,057
WH Group Ltd.(a)	732,500	566,729
Wharf Real Estate Investment Co. Ltd.	162,000	414,179
Yue Yuen Industrial Holdings Ltd.	161,000	360,636
Total Hong Kong		15,048,555
Indonesia — 0.2%
First Pacific Co. Ltd.	508,000	294,940
First Resources Ltd.	189,000	206,429
Nickel Industries Ltd.	397,997	203,296
Total Indonesia		704,665
Ireland — 0.1%
AIB Group PLC	21,560	118,994
Bank of Ireland Group PLC	12,344	112,560
Kenmare Resources PLC	25,178	100,275
Origin Enterprises PLC	29,935	85,089
Total Ireland		416,918
Israel — 1.1%
Amot Investments Ltd.	69,681	394,718
Bank Hapoalim BM	18,261	220,617
Bank Leumi Le-Israel BM	18,296	217,675
Bezeq The Israeli Telecommunication Corp. Ltd.	276,057	393,214
Delek Group Ltd.*	0	22
ICL Group Ltd.	80,179	396,092
Isramco Negev 2 LP	417,575	217,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

Investments	Shares	Value
Magic Software Enterprises Ltd.	13,198	$161,006
Matrix IT Ltd.	10,009	234,866
Maytronics Ltd.	32,345	86,845
Mizrahi Tefahot Bank Ltd.	3,579	154,804
Newmed Energy LP	114,976	351,525
Oil Refineries Ltd.	887,342	228,919
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,500	237,454
Tamar Petroleum Ltd.(a)	22,376	144,623
Total Israel		3,439,783
Italy — 7.7%
A2A SpA	230,068	511,015
ACEA SpA	19,053	368,545
Arnoldo Mondadori Editore SpA	66,919	146,905
Ascopiave SpA	44,879	127,799
Banca Generali SpA	2,717	126,212
Banca Mediolanum SpA	12,113	144,119
Banca Monte dei Paschi di Siena SpA	12,988	91,534
Banco BPM SpA	23,465	189,816
BPER Banca SpA	17,984	114,230
Cairo Communication SpA	35,412	89,656
Credito Emiliano SpA	9,761	109,970
d'Amico International Shipping SA	28,338	118,256
Enav SpA(a)	69,477	293,385
Enel SpA	761,675	5,431,088
Eni SpA	184,994	2,507,537
ERG SpA	13,996	284,785
FinecoBank Banca Fineco SpA	8,107	140,949
Generali	22,157	625,671
Hera SpA	101,222	359,726
Infrastrutture Wireless Italiane SpA(a)	43,712	444,264
Intesa Sanpaolo SpA	1,363,209	5,453,022
Iren SpA	149,711	297,495
Italgas SpA	80,936	453,408
Italian Sea Group SpA	14,344	110,062
MARR SpA	13,512	140,756
Mediobanca Banca di Credito Finanziario SpA	12,289	179,108
MFE-MediaForEurope NV, Class A	63,109	192,781
Orsero SpA	5,068	66,649
Piaggio & C SpA	77,790	175,602
Poste Italiane SpA(a)	15,870	223,823
RAI Way SpA(a)	41,523	236,484
Snam SpA	192,031	850,473
Sogefi SpA	31,568	64,985
Terna - Rete Elettrica Nazionale	82,197	648,576
UniCredit SpA	60,208	2,401,856
Zignago Vetro SpA(b)	16,014	155,876
Total Italy		23,876,418
Japan — 12.2%
Advan Group Co. Ltd.	15,400	95,540
Aisan Industry Co. Ltd.	17,300	194,179
AIT Corp.	300	3,279
Alconix Corp.	10,500	102,154
Amada Co. Ltd.	27,000	264,056
AOKI Holdings, Inc.	20,500	174,529
Aoyama Trading Co. Ltd.	14,400	207,076
ARE Holdings, Inc.	17,000	184,971
Asahi Kogyosha Co. Ltd.	8,400	121,596
Asanuma Corp.	23,500	99,885
Autobacs Seven Co. Ltd.	19,500	182,146
Bando Chemical Industries Ltd.	12,200	148,347
Central Glass Co. Ltd.	7,400	156,325
Chubu Steel Plate Co. Ltd.	8,300	130,658
Chugoku Marine Paints Ltd.	13,100	197,550
Citizen Watch Co. Ltd.	32,800	194,930
Cosel Co. Ltd.	12,100	82,150
Cosmo Energy Holdings Co. Ltd.	5,800	255,715
Dai-ichi Life Holdings, Inc.	9,900	266,776
Daiki Aluminium Industry Co. Ltd.	400	2,703
Daikoku Denki Co. Ltd.	4,100	78,134
Daikyonishikawa Corp.	24,400	100,140
Dear Life Co. Ltd.	14,700	95,967
Eagle Industry Co. Ltd.	12,000	157,597
Electric Power Development Co. Ltd.	15,300	250,392
ES-Con Japan Ltd.	25,400	157,578
Exedy Corp.	7,200	201,578
Forum Engineering, Inc.	15,700	104,394
Futaba Industrial Co. Ltd.	25,600	117,608
GLOBERIDE, Inc.	7,500	92,199
Glory Ltd.	11,100	183,281
Godo Steel Ltd.	5,200	131,357
G-Tekt Corp.	12,700	141,982
Hagiwara Electric Holdings Co. Ltd.	3,600	78,570
Hakuto Co. Ltd.	4,200	117,721
Hanwa Co. Ltd.	5,800	183,787
Haseko Corp.	23,800	307,873
Hazama Ando Corp.	26,600	201,413
Honda Motor Co. Ltd.	238,200	2,326,527
Hoosiers Holdings Co. Ltd.	12,500	82,957
HU Group Holdings, Inc.	10,700	174,226
Iino Kaiun Kaisha Ltd.	21,500	160,607
Inabata & Co. Ltd.	8,600	182,222
Inpex Corp.	52,700	660,762
Integrated Design & Engineering Holdings Co. Ltd.	4,100	169,311
Ishihara Sangyo Kaisha Ltd.	12,400	121,507
Isuzu Motors Ltd.	42,700	586,459
Itfor, Inc.	9,000	81,719
Itoham Yonekyu Holdings, Inc.	8,100	204,098
JALCO Holdings, Inc.	36,500	87,325
Japan Tobacco, Inc.	88,300	2,292,339
JDC Corp.	25,600	84,541
JFE Holdings, Inc.	1,200	13,587
JINUSHI Co. Ltd.	6,200	85,212
JSP Corp.	9,300	129,121
Kanematsu Corp.	14,400	241,252
Kawada Technologies, Inc.	5,500	96,274
KH Neochem Co. Ltd.	11,500	149,055
Kobe Steel Ltd.	31,300	314,474
Komatsu Ltd.	42,600	1,179,117
Krosaki Harima Corp.	10,100	164,199
KU Holdings Co. Ltd.	13,000	91,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

Investments	Shares	Value
Kurimoto Ltd.	4,000	$111,224
KYB Corp.	11,000	205,708
Kyoei Steel Ltd.	13,100	153,039
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	168,878
Lixil Corp.	26,800	294,244
Marvelous, Inc.	24,200	90,080
Mazda Motor Corp.	49,700	342,644
MEITEC Group Holdings, Inc.	11,100	209,414
Mirai Industry Co. Ltd.	7,000	165,023
Mirarth Holdings, Inc.	42,300	138,883
Mitsuboshi Belting Ltd.	7,900	201,069
Mitsui DM Sugar Holdings Co. Ltd.	7,700	165,602
Miyaji Engineering Group, Inc.	8,100	103,337
Moriroku Holdings Co. Ltd.	5,100	64,772
Morito Co. Ltd.	9,200	90,911
Nakayama Steel Works Ltd.	20,900	99,739
Nichirin Co. Ltd.	3,800	83,297
Nippon Air Conditioning Services Co. Ltd.	11,700	78,615
Nippon Carbon Co. Ltd.	3,800	106,267
Nippon Soda Co. Ltd.	11,300	209,089
Nippon Steel Corp.	51,300	1,038,665
Nippon Yakin Kogyo Co. Ltd.	4,800	122,779
Nishimatsu Construction Co. Ltd.	5,900	196,717
Niterra Co. Ltd.	13,300	429,906
Nitto Kogyo Corp.	9,900	182,365
Nittoc Construction Co. Ltd.	15,800	100,635
Noevir Holdings Co. Ltd.	6,600	205,568
Nomura Real Estate Holdings, Inc.	12,400	308,106
NS United Kaiun Kaisha Ltd.	5,800	149,650
NSK Ltd.	49,600	216,787
NTN Corp.	105,900	171,626
Obayashi Corp.	42,000	559,341
Okamura Corp.	14,400	189,025
Okumura Corp.	6,800	170,476
Okura Industrial Co. Ltd.	4,400	84,271
Ono Pharmaceutical Co. Ltd.	28,700	298,487
Onoken Co. Ltd.	9,000	86,186
Optimus Group Co. Ltd.	22,100	52,311
Oriental Shiraishi Corp.	40,700	101,258
Pigeon Corp.	18,000	166,760
Press Kogyo Co. Ltd.	31,900	113,871
PS Construction Co. Ltd.	14,300	101,272
Quick Co. Ltd.	6,300	91,518
Restar Corp.	9,300	153,560
Roland Corp.	6,800	169,611
Ryobi Ltd.	9,900	143,309
RYODEN Corp.	6,300	98,853
San-Ai Obbli Co. Ltd.	16,200	195,336
Sangetsu Corp.	10,600	201,937
Sanki Engineering Co. Ltd.	11,100	223,540
Sankyo Co. Ltd.	24,500	331,738
Sanshin Electronics Co. Ltd.	6,100	76,502
Sanyo Chemical Industries Ltd.	4,800	125,834
Satori Electric Co. Ltd.(b)	6,200	69,156
SBI Holdings, Inc.	4,200	106,416
Scroll Corp.	11,700	80,253
SEC Carbon Ltd.	6,100	85,585
Seika Corp.	3,700	114,183
Seikitokyu Kogyo Co. Ltd.	11,000	109,258
Seino Holdings Co. Ltd.	15,200	229,557
Shibaura Electronics Co. Ltd.	4,700	98,988
Shin Nippon Biomedical Laboratories Ltd.	11,400	120,993
Shinagawa Refractories Co. Ltd.	13,000	145,501
Siix Corp.	15,200	116,640
Skymark Airlines, Inc.	20,700	74,418
SoftBank Corp.	1,971,100	2,494,603
Sojitz Corp.	14,880	306,954
Stella Chemifa Corp.	3,500	98,435
Subaru Corp.	35,600	639,015
Sumida Corp.	11,700	66,034
Sumiseki Holdings, Inc.(b)	17,500	86,186
Sumitomo Corp.	49,100	1,070,977
Sumitomo Seika Chemicals Co. Ltd.	4,100	124,570
Sun-Wa Technos Corp.	6,800	97,699
Tachi-S Co. Ltd.	7,900	87,666
Takeda Pharmaceutical Co. Ltd.	65,100	1,731,885
Tama Home Co. Ltd.	7,400	167,861
Tekken Corp.	4,900	75,670
Toa Corp.	23,600	179,448
Tokyo Energy & Systems, Inc.	9,600	67,437
Tokyo Tekko Co. Ltd.	2,900	123,632
Tokyu Construction Co. Ltd.	39,500	181,213
Topy Industries Ltd.	7,700	98,038
Tosoh Corp.	24,800	334,144
Toyo Construction Co. Ltd.	20,300	175,410
Toyo Seikan Group Holdings Ltd.	15,700	240,405
Toyo Tire Corp.	16,400	255,193
Toyobo Co. Ltd.	22,500	138,442
Toyoda Gosei Co. Ltd.	12,900	228,311
Toyota Boshoku Corp.	18,400	240,361
TRYT, Inc.	31,500	81,977
Tsuzuki Denki Co. Ltd.	5,200	93,141
UBE Corp.	12,300	188,656
Unipres Corp.	13,700	94,582
UNITED, Inc.	15,900	79,318
Universal Entertainment Corp.	20,200	133,159
Valqua Ltd.	5,600	116,518
ValueCommerce Co. Ltd.	11,100	83,059
VT Holdings Co. Ltd.	38,900	123,264
Wellneo Sugar Co. Ltd.	9,300	131,488
World Holdings Co. Ltd.	6,200	78,230
Yahagi Construction Co. Ltd.	12,200	123,584
Yondenko Corp.	13,000	131,770
Yondoshi Holdings, Inc.	8,700	104,460
Total Japan		37,608,305
Jersey — 0.1%
Ithaca Energy PLC	209,502	289,668
Netherlands — 1.7%
Aegon Ltd.	21,557	127,684
ASR Nederland NV	1,969	93,341
Brunel International NV	13,398	125,834
ForFarmers NV	22,699	79,211
ING Groep NV	210,697	3,301,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

Investments	Shares	Value
Koninklijke BAM Groep NV	37,680	$163,796
Koninklijke KPN NV	251,933	916,981
PostNL NV(b)	140,951	152,085
SBM Offshore NV	14,359	252,174
Wereldhave NV	11,051	157,460
Total Netherlands		5,369,580
Norway — 4.5%
Aker ASA, Class A	6,189	299,168
Aker Solutions ASA	52,201	142,943
Austevoll Seafood ASA	24,844	213,936
Avance Gas Holding Ltd.(a)(b)	19,786	142,506
Belships ASA	71,530	126,592
DNB Bank ASA	61,043	1,219,532
Elmera Group ASA(a)	31,026	104,355
Equinor ASA	216,311	5,054,783
Europris ASA(a)	29,163	186,676
Frontline PLC	22,206	306,088
Gjensidige Forsikring ASA	5,892	104,275
Golden Ocean Group Ltd.	26,903	235,883
Hoegh Autoliners ASA	39,935	398,037
Kid ASA(a)	10,508	123,979
Klaveness Combination Carriers ASA(a)	16,705	109,579
Leroy Seafood Group ASA	54,118	234,248
MPC Container Ships ASA	104,194	190,180
Odfjell Drilling Ltd.	39,169	176,922
Odfjell SE, Class A	16,540	170,099
Panoro Energy ASA	34,460	84,350
Rana Gruber ASA	9,196	61,780
Salmar ASA	9,129	434,452
SpareBank 1 Sor-Norge ASA	5,750	74,221
Stolt-Nielsen Ltd.	9,972	253,748
Telenor ASA	136,820	1,528,742
TGS ASA	25,723	256,837
Var Energi ASA	264,361	821,433
Veidekke ASA	23,808	298,089
Wallenius Wilhelmsen ASA	58,585	482,304
Total Norway		13,835,737
Portugal — 0.7%
Altri SGPS SA	33,348	184,055
Banco Comercial Portugues SA, Class R	146,229	70,365
EDP SA	205,725	658,470
Navigator Co. SA	68,643	255,177
NOS SGPS SA	99,233	342,177
REN - Redes Energeticas Nacionais SGPS SA	101,846	240,452
Semapa-Sociedade de Investimento & Gestao	11,246	165,129
Sonae SGPS SA	220,946	209,114
Total Portugal		2,124,939
Singapore — 4.9%
Aztech Global Ltd.	202,700	104,753
BW LPG Ltd.(a)	23,291	256,958
ComfortDelGro Corp. Ltd.	233,500	253,321
CSE Global Ltd.	192,400	58,530
DBS Group Holdings Ltd.	129,630	4,154,393
Delfi Ltd.	185,100	105,833
Digital Core REIT Management Pte. Ltd.	295,700	171,506
Food Empire Holdings Ltd.^	134,900	97,897
Genting Singapore Ltd.	665,600	373,247
Geo Energy Resources Ltd.	424,500	91,796
Hafnia Ltd.	100,910	539,763
Keppel Infrastructure Trust	780,336	257,405
Keppel Ltd.	106,700	534,986
Netlink NBN Trust	397,900	253,755
Oversea-Chinese Banking Corp. Ltd.	200,192	2,449,204
Riverstone Holdings Ltd.	269,700	215,491
Sheng Siong Group Ltd.	173,500	208,576
Singapore Airlines Ltd.	291,600	1,376,561
Singapore Telecommunications Ltd.	606,300	1,368,864
StarHub Ltd.	264,500	234,603
UMS Integration Ltd.	198,900	150,174
United Overseas Bank Ltd.	57,500	1,531,282
Venture Corp. Ltd.	28,700	276,649
Total Singapore		15,065,547
Spain — 7.3%
Acerinox SA	30,890	302,273
ACS Actividades de Construccion y Servicios SA	14,803	742,513
Aedas Homes SA(a)	9,533	255,670
Atresmedia Corp. de Medios de Comunicacion SA	53,092	240,248
Banco Bilbao Vizcaya Argentaria SA	399,257	3,907,746
Banco de Sabadell SA	57,441	111,644
Banco Santander SA	540,459	2,498,537
Bankinter SA	12,654	100,109
CaixaBank SA	412,013	2,233,884
Ebro Foods SA	12,468	205,021
Endesa SA	53,163	1,143,395
Faes Farma SA	51,269	184,750
Gestamp Automocion SA(a)	66,443	170,628
Iberdrola SA	311,531	4,290,452
Inmobiliaria Colonial Socimi SA	42,976	230,296
Logista Integral SA	15,251	461,138
Mapfre SA	44,624	113,025
Merlin Properties Socimi SA	36,749	386,624
Naturgy Energy Group SA	53,326	1,291,022
Neinor Homes SA(a)	12,744	223,019
Prosegur Cia de Seguridad SA	103,759	182,008
Redeia Corp. SA	30,424	519,817
Repsol SA	90,401	1,094,304
Sacyr SA	65,500	215,820
Telefonica SA	355,882	1,450,847
Total Spain		22,554,790
Sweden — 2.9%
Atea ASA	15,590	194,097
Bilia AB, Class A	17,426	190,358
Bravida Holding AB(a)	26,322	190,818
Cloetta AB, Class B	73,989	168,747
Coor Service Management Holding AB(a)	27,755	86,159
H & M Hennes & Mauritz AB, Class B	51,584	696,081
Hexpol AB	31,357	291,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

Investments	Shares	Value
NCC AB, Class B	12,644	$185,839
Nordic Paper Holding AB	20,379	91,961
Sagax AB, Class D	37,533	105,134
Skandinaviska Enskilda Banken AB, Class A	55,277	757,671
SSAB AB, Class B	91,370	363,107
Svenska Handelsbanken AB, Class A	21,512	222,338
Swedbank AB, Class A	38,228	755,270
Tele2 AB, Class B	65,673	649,345
Telia Co. AB	249,788	693,350
Volvo AB, Class B	137,154	3,334,124
Total Sweden		8,976,138
Switzerland — 2.4%
Allreal Holding AG, Registered Shares	1,360	248,514
Baloise Holding AG, Registered Shares	705	127,659
Banque Cantonale Vaudoise, Registered Shares	887	81,726
EFG International AG	5,280	76,673
Helvetia Holding AG, Registered Shares	855	140,951
Kuehne & Nagel International AG, Registered Shares	4,945	1,133,871
Mobilezone Holding AG, Registered Shares	11,211	128,409
OC Oerlikon Corp. AG, Registered Shares	45,266	175,320
Swiss Life Holding AG, Registered Shares	439	338,896
Swisscom AG, Registered Shares	1,886	1,049,917
Zurich Insurance Group AG	6,741	4,007,780
Total Switzerland		7,509,716
United Kingdom — 13.4%
Admiral Group PLC	3,600	119,208
Assura PLC	488,608	234,615
Aviva PLC	19,313	113,391
B&M European Value Retail SA	97,590	448,554
Bakkavor Group PLC(a)	96,736	176,882
Brickability Group PLC	90,840	72,812
British American Tobacco PLC	164,034	5,916,562
British Land Co. PLC	67,485	304,604
BT Group PLC	533,121	961,794
Card Factory PLC	111,104	136,085
CK Hutchison Holdings Ltd.	202,000	1,079,178
DCC PLC	5,005	322,189
Dr. Martens PLC	253,704	229,407
Drax Group PLC	34,008	275,994
DS Smith PLC	71,737	486,951
Dunelm Group PLC	25,210	337,200
Halfords Group PLC	57,723	94,703
Hammerson PLC	56,154	196,635
Harbour Energy PLC	87,440	279,688
Hargreaves Lansdown PLC	6,188	85,093
Hollywood Bowl Group PLC	40,502	151,413
HSBC Holdings PLC	1,369,919	13,473,286
Imperial Brands PLC	72,809	2,327,978
Inchcape PLC	29,460	283,912
Investec PLC	11,103	75,645
ITV PLC	363,578	335,134
J Sainsbury PLC	129,911	445,149
James Halstead PLC	80,557	174,539
Johnson Matthey PLC	14,793	248,258
Land Securities Group PLC	56,060	410,024
Lloyds Banking Group PLC	889,130	610,001
LondonMetric Property PLC	147,346	332,350
Me Group International PLC	63,852	163,935
Midwich Group PLC	34,087	124,656
MONY Group PLC	84,375	202,994
Morgan Advanced Materials PLC	53,110	180,921
Morgan Sindall Group PLC	4,557	222,580
MP Evans Group PLC	14,447	179,849
National Grid PLC	235,054	2,796,625
NatWest Group PLC	93,034	468,510
Norcros PLC	24,988	80,428
PageGroup PLC	33,649	144,800
Pennon Group PLC	37,211	276,589
Pets at Home Group PLC	51,825	133,446
Primary Health Properties PLC	190,493	222,589
Reach PLC	90,662	94,583
Reckitt Benckiser Group PLC	25,994	1,573,378
Schroders PLC	21,619	87,617
Severfield PLC	79,567	51,220
Severn Trent PLC	15,085	473,823
SThree PLC	36,256	134,405
Taylor Wimpey PLC	241,996	370,056
Telecom Plus PLC	10,438	224,586
TORM PLC, Class A	15,316	294,342
United Utilities Group PLC	35,825	471,779
Vesuvius PLC	43,092	228,286
Victrex PLC	21,056	283,747
Wickes Group PLC	67,947	128,666
Workspace Group PLC	25,742	158,295
WPP PLC	60,034	622,094
Zigup PLC	52,259	210,419
Total United Kingdom		41,344,452
United States — 4.7%
BP PLC	743,941	3,661,627
GSK PLC	149,199	2,516,027
RHI Magnesita NV	4,919	200,834
Shell PLC	205,430	6,370,266
Signify NV(a)	13,663	305,315
Swiss Re AG	9,902	1,433,536
Total United States		14,487,605
TOTAL COMMON STOCKS
(Cost: $296,726,567)		306,691,023
RIGHTS — 0.0%
Australia — 0.0%
Elders Ltd.^†
(Cost: $0)	6,045	0
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree International LargeCap Dividend Fund(c)
(Cost: $4,436)	88	4,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(d)
(Cost: $38,568)	38,568	$38,568
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(d)
(Cost: $1,725,672)	1,725,672	1,725,672
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $298,495,243)		308,459,614
Other Assets less Liabilities — 0.1%		188,025
NET ASSETS — 100.0%		$308,647,639

†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
^	Non-income producing security.
*	Share amount represents a fractional share.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,187,133 and the total market value of the collateral held by the Fund was $1,978,812. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $253,140.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree International LargeCap Dividend Fund	$—	$4,570,717	$(4,503,501)	$(62,780)	$(85)	$4,351	$51,109

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$306,691,023	$–	$–		$306,691,023
Rights	–	–	0	*	0
Exchange-Traded Fund	4,351	–	–		4,351
Mutual Fund	–	38,568	–		38,568
Investment of Cash Collateral for Securities Loaned	–	1,725,672	–		1,725,672
Total Investments in Securities	$306,695,374	$1,764,240	$0		$308,459,614

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 7.7%
ANZ Group Holdings Ltd.	120,494	$2,129,195
Aristocrat Leisure Ltd.	15,233	644,738
BHP Group Ltd.	230,957	5,655,534
Brambles Ltd.	63,170	752,509
Coles Group Ltd.	82,552	965,507
Commonwealth Bank of Australia	43,021	4,082,038
Fortescue Ltd.	291,129	3,289,610
Glencore PLC	300,270	1,328,989
Goodman Group	22,728	501,528
Macquarie Group Ltd.	5,304	727,893
National Australia Bank Ltd.	92,938	2,134,830
REA Group Ltd.	2,627	379,480
Rio Tinto Ltd.	21,163	1,539,087
Rio Tinto PLC	75,161	4,445,837
Telstra Group Ltd.	823,087	2,043,554
Transurban Group	155,801	1,291,656
Wesfarmers Ltd.	49,208	2,179,315
Westpac Banking Corp.	113,233	2,265,898
Woolworths Group Ltd.	44,051	831,590
Total Australia		37,188,788
Austria — 0.4%
Erste Group Bank AG	18,672	1,153,518
Verbund AG	8,982	651,060
Total Austria		1,804,578
Belgium — 0.6%
Anheuser-Busch InBev SA	25,073	1,252,719
KBC Group NV	13,930	1,075,203
UCB SA	2,277	453,176
Total Belgium		2,781,098
Chile — 0.1%
Antofagasta PLC	20,912	416,424
China — 0.8%
BOC Hong Kong Holdings Ltd.	694,634	2,231,106
Prosus NV	16,614	659,766
Wilmar International Ltd.	356,900	811,017
Total China		3,701,889
Denmark — 1.3%
Carlsberg AS, Class B	4,844	464,114
Coloplast AS, Class B	5,904	644,541
Danske Bank AS	32,452	917,917
DSV AS	1,778	377,494
Novo Nordisk AS, Class B	41,096	3,562,003
Novonesis (Novozymes) B, Class B	6,222	352,242
Total Denmark		6,318,311
Finland — 1.4%
Kone OYJ, Class B	23,888	1,162,593
Nokia OYJ	189,848	840,314
Nordea Bank Abp	339,349	3,689,657
UPM-Kymmene OYJ	32,358	889,938
Total Finland		6,582,502
France — 11.4%
Air Liquide SA	13,003	2,112,866
Airbus SE	10,761	1,724,716
AXA SA	152,553	5,421,484
Bollore SE	63,450	390,273
Capgemini SE	3,933	644,085
Cie de Saint-Gobain SA	15,352	1,362,373
Cie Generale des Etablissements Michelin SCA	44,938	1,479,759
Credit Agricole SA	260,100	3,579,443
Danone SA	23,048	1,554,167
Dassault Aviation SA	2,200	449,241
Dassault Systemes SE	13,928	483,152
Engie SA	315,905	5,008,202
EssilorLuxottica SA	8,143	1,986,597
Hermes International SCA	823	1,978,847
Legrand SA	6,870	668,990
L'Oreal SA	9,183	3,250,650
LVMH Moet Hennessy Louis Vuitton SE	10,120	6,659,570
Orange SA	189,194	1,886,225
Pernod Ricard SA	9,619	1,085,692
Publicis Groupe SA	10,836	1,155,730
Safran SA	7,138	1,567,716
Thales SA	5,332	765,526
TotalEnergies SE	117,613	6,499,840
Veolia Environnement SA	33,165	931,021
Vinci SA	25,653	2,649,462
Total France		55,295,627
Germany — 7.4%
adidas AG	1,411	345,986
Allianz SE, Registered Shares	22,810	6,989,086
Beiersdorf AG	3,050	391,626
Daimler Truck Holding AG	43,924	1,676,060
Deutsche Boerse AG	2,134	491,450
Deutsche Post AG, Registered Shares	58,426	2,055,794
Deutsche Telekom AG, Registered Shares	199,671	5,973,277
E.ON SE	165,982	1,932,727
Hannover Rueck SE	2,346	586,429
Heidelberg Materials AG	9,298	1,148,630
Henkel AG & Co. KGaA	10,720	825,882
Merck KGaA	2,674	387,373
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,468	2,253,624
Rheinmetall AG	825	525,045
RWE AG	28,108	839,121
SAP SE	12,869	3,148,898
Siemens AG, Registered Shares	19,838	3,873,447
Siemens Healthineers AG(a)	22,110	1,172,219
Symrise AG	3,282	348,857
Vonovia SE	28,628	869,171
Total Germany		35,834,702
Hong Kong — 1.6%
AIA Group Ltd.	163,204	1,182,858
CK Infrastructure Holdings Ltd.	130,500	970,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2024

Investments	Shares	Value
CLP Holdings Ltd.	177,500	$1,492,125
Hang Seng Bank Ltd.	54,418	669,371
Hong Kong Exchanges & Clearing Ltd.	9,624	365,238
MTR Corp. Ltd.	303,938	1,060,347
Sun Hung Kai Properties Ltd.	129,442	1,243,938
Techtronic Industries Co. Ltd.	41,500	547,603
Total Hong Kong		7,531,668
Ireland — 0.1%
Kerry Group PLC, Class A	5,132	495,548
Italy — 5.2%
Enel SpA	856,437	6,106,784
Eni SpA	209,010	2,833,067
Ferrari NV	1,817	775,932
Generali	51,299	1,448,586
Intesa Sanpaolo SpA	1,701,121	6,804,716
Moncler SpA	8,569	452,356
Poste Italiane SpA(a)	61,405	866,026
PRADA SpA	73,600	569,911
Prysmian SpA	5,864	374,410
Snam SpA	230,011	1,018,680
Terna - Rete Elettrica Nazionale	83,673	660,223
UniCredit SpA	83,693	3,338,735
Total Italy		25,249,426
Japan — 16.0%
Advantest Corp.	6,900	403,832
Aeon Co. Ltd.	15,245	358,426
Ajinomoto Co., Inc.	11,300	463,907
Asahi Group Holdings Ltd.	53,005	558,853
Bridgestone Corp.	29,255	994,030
Canon, Inc.	42,636	1,400,130
Central Japan Railway Co.	18,100	341,477
Chugai Pharmaceutical Co. Ltd.	24,500	1,091,089
Dai-ichi Life Holdings, Inc.	12,500	336,838
Daiichi Sankyo Co. Ltd.	28,900	800,285
Daikin Industries Ltd.	5,500	653,029
Daiwa House Industry Co. Ltd.	27,200	840,784
Disco Corp.	1,600	435,022
East Japan Railway Co.	28,500	506,856
ENEOS Holdings, Inc.	119,000	625,666
Fast Retailing Co. Ltd.	3,000	1,027,361
FUJIFILM Holdings Corp.	25,500	536,902
Fujitsu Ltd.	27,500	489,859
Hitachi Ltd.	54,800	1,372,789
Honda Motor Co. Ltd.	272,000	2,656,656
Hoya Corp.	3,300	416,070
Inpex Corp.	61,200	767,336
ITOCHU Corp.	41,300	2,058,167
Japan Tobacco, Inc.	100,709	2,614,487
Kao Corp.	13,600	552,792
KDDI Corp.	68,080	2,184,139
Keyence Corp.	1,600	657,979
Komatsu Ltd.	50,467	1,396,866
Kubota Corp.	44,700	523,055
LY Corp.	166,400	444,058
Marubeni Corp.	75,700	1,152,407
Mitsubishi Corp.	137,215	2,273,529
Mitsubishi Electric Corp.	57,081	975,927
Mitsubishi Estate Co. Ltd.	37,800	529,262
Mitsubishi Heavy Industries Ltd.	50,100	708,655
Mitsubishi UFJ Financial Group, Inc.	261,000	3,065,704
Mitsui Fudosan Co. Ltd.	87,700	708,698
Mizuho Financial Group, Inc.	47,214	1,163,526
Murata Manufacturing Co. Ltd.	47,830	778,957
NEC Corp.	4,700	410,308
NIDEC Corp.	26,200	475,954
Nintendo Co. Ltd.	31,700	1,868,598
Nippon Paint Holdings Co. Ltd.	59,200	385,538
Nippon Steel Corp.	60,100	1,216,838
Nippon Telegraph & Telephone Corp.	3,265,900	3,283,356
Nomura Research Institute Ltd.	12,100	358,704
Obic Co. Ltd.	11,900	355,349
Olympus Corp.	17,100	257,925
Oriental Land Co. Ltd.	17,100	372,335
Otsuka Holdings Co. Ltd.	13,200	722,321
Recruit Holdings Co. Ltd.	10,000	709,150
Secom Co. Ltd.	13,100	447,531
Sekisui House Ltd.	31,700	762,849
Shimano, Inc.	2,400	326,648
Shin-Etsu Chemical Co. Ltd.	41,000	1,381,624
SoftBank Corp.	2,212,300	2,799,863
Sony Group Corp.	53,200	1,140,435
Sumitomo Corp.	59,210	1,291,498
Sumitomo Mitsui Financial Group, Inc.	79,782	1,910,788
Suzuki Motor Corp.	64,768	737,686
Takeda Pharmaceutical Co. Ltd.	72,800	1,936,732
TDK Corp.	41,800	551,225
Terumo Corp.	21,300	414,995
Tokio Marine Holdings, Inc.	30,400	1,107,987
Tokyo Electron Ltd.	11,050	1,700,460
Toyota Motor Corp.	510,465	10,218,395
Toyota Tsusho Corp.	51,800	932,110
Unicharm Corp.	32,400	268,522
Total Japan		77,211,129
Macau — 0.1%
Galaxy Entertainment Group Ltd.	102,000	433,319
Netherlands — 2.5%
ASM International NV	551	318,829
ASML Holding NV	3,652	2,566,603
Heineken Holding NV	9,566	573,039
Heineken NV	12,902	917,834
ING Groep NV	279,245	4,374,964
Koninklijke Ahold Delhaize NV	38,421	1,252,828
Universal Music Group NV	43,509	1,113,724
Wolters Kluwer NV	5,438	903,220
Total Netherlands		12,021,041
Norway — 2.1%
DNB Bank ASA	103,893	2,075,601
Equinor ASA	246,611	5,762,837
Kongsberg Gruppen ASA	4,903	552,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2024

Investments	Shares	Value
Telenor ASA	154,453	$1,725,762
Total Norway		10,116,780
Portugal — 0.1%
EDP SA	208,025	665,832
Singapore — 2.7%
DBS Group Holdings Ltd.	167,587	5,370,843
Oversea-Chinese Banking Corp. Ltd.	284,212	3,477,128
Singapore Telecommunications Ltd.	687,700	1,552,643
United Overseas Bank Ltd.	92,886	2,473,646
Total Singapore		12,874,260
Spain — 6.0%
Aena SME SA(a)	8,628	1,763,630
Amadeus IT Group SA	13,853	978,314
Banco Bilbao Vizcaya Argentaria SA	524,113	5,129,780
Banco Santander SA	750,679	3,470,382
CaixaBank SA	588,848	3,192,662
Endesa SA	60,471	1,300,570
Iberdrola SA	357,671	4,925,899
Industria de Diseno Textil SA	101,974	5,241,690
Naturgy Energy Group SA	62,276	1,507,701
Telefonica SA	389,005	1,585,882
Total Spain		29,096,510
Sweden — 3.8%
Alfa Laval AB	13,411	561,480
Assa Abloy AB, Class B	30,118	890,790
Atlas Copco AB, Class A	87,074	1,330,628
Atlas Copco AB, Class B	45,977	621,876
Epiroc AB, Class A	37,917	660,761
Essity AB, Class B	28,238	755,705
Evolution AB(a)	8,734	674,105
H & M Hennes & Mauritz AB, Class B	60,722	819,391
Hexagon AB, Class B	54,585	521,680
Investment AB Latour, Class B	18,963	473,507
Sandvik AB	41,848	751,043
Skandinaviska Enskilda Banken AB, Class A	114,168	1,564,879
Svenska Handelsbanken AB, Class A	91,942	950,271
Swedbank AB, Class A	76,976	1,520,815
Telefonaktiebolaget LM Ericsson, Class B	139,345	1,133,500
Volvo AB, Class A	33,904	829,093
Volvo AB, Class B	170,079	4,134,509
Total Sweden		18,194,033
Switzerland — 6.3%
ABB Ltd., Registered Shares	49,251	2,666,755
Cie Financiere Richemont SA, Class A, Registered Shares	11,943	1,817,313
DSM-Firmenich AG	6,739	681,913
Geberit AG, Registered Shares	1,104	626,889
Givaudan SA, Registered Shares	235	1,028,425
Kuehne & Nagel International AG, Registered Shares	5,736	1,315,245
Lonza Group AG, Registered Shares	779	460,566
Novartis AG, Registered Shares	101,800	9,963,763
Partners Group Holding AG	269	365,098
Sandoz Group AG	8,289	339,975
Schindler Holding AG, Registered Shares	1,202	328,270
Schindler Holding AG, Participation Certificate	2,015	556,751
SGS SA, Registered Shares	10,576	1,060,576
Sika AG, Registered Shares	2,636	627,695
Sonova Holding AG, Registered Shares	1,160	379,264
Straumann Holding AG, Registered Shares	2,256	284,411
Swiss Life Holding AG, Registered Shares	515	397,566
Swisscom AG, Registered Shares	2,174	1,210,243
UBS Group AG, Registered Shares	44,891	1,373,603
Zurich Insurance Group AG	8,612	5,120,161
Total Switzerland		30,604,482
United Kingdom — 12.3%
Ashtead Group PLC	7,657	476,125
Associated British Foods PLC	29,616	757,771
AstraZeneca PLC	40,851	5,355,616
Aviva PLC	55,104	323,529
BAE Systems PLC	75,804	1,090,351
Barclays PLC	249,334	837,341
British American Tobacco PLC	185,573	6,693,454
BT Group PLC	617,193	1,113,467
CK Hutchison Holdings Ltd.	234,000	1,250,137
Compass Group PLC	46,842	1,561,660
Diageo PLC	66,067	2,099,586
HSBC Holdings PLC	1,610,394	15,838,381
Imperial Brands PLC	80,584	2,576,574
InterContinental Hotels Group PLC	4,591	572,332
Lloyds Banking Group PLC	1,798,074	1,233,595
London Stock Exchange Group PLC	3,763	531,837
National Grid PLC	267,620	3,184,089
NatWest Group PLC	219,912	1,107,455
Next PLC	3,843	457,136
Reckitt Benckiser Group PLC	29,283	1,772,456
RELX PLC	48,120	2,187,034
SSE PLC	57,544	1,155,972
Tesco PLC	262,568	1,211,118
Unilever PLC	107,056	6,097,819
Total United Kingdom		59,484,835
United States — 9.5%
Alcon, Inc.	3,137	266,191
BP PLC	834,028	4,105,029
CSL Ltd.	6,841	1,192,662
Experian PLC	17,654	761,685
Ferrovial SE	17,091	718,528
GSK PLC	166,624	2,809,875
Haleon PLC	178,567	844,007
Holcim AG, Registered Shares	29,221	2,816,824
Nestle SA, Registered Shares	84,341	6,968,777
Roche Holding AG, Bearer Shares	4,118	1,229,606
Roche Holding AG	22,629	6,379,817
Sanofi SA	45,661	4,432,212
Schneider Electric SE	12,274	3,061,773
Shell PLC	229,762	7,124,787
Swiss Re AG	17,081	2,472,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2024

Investments	Shares	Value
Tenaris SA	50,687	$948,429
Total United States		46,133,059
TOTAL COMMON STOCKS
(Cost: $388,928,055)		480,035,841
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $6,204)	6,204	6,204
TOTAL INVESTMENTS IN SECURITIES — 99.4% (Cost: $388,934,259)		480,042,045
Other Assets less Liabilities — 0.6%		2,775,199
NET ASSETS — 100.0%		$482,817,244

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree International MidCap Dividend Fund^	$—	$3,736,844	$(3,662,763)	$(74,081)	$—	$–	$44,320

^	As of December 31, 2024, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$480,035,841	$–	$–	$480,035,841
Mutual Fund	–	6,204	–	6,204
Total Investments in Securities	$480,035,841	$6,204	$–	$480,042,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.6%
Australia — 9.5%
AGL Energy Ltd.	46,559	$325,457
ALS Ltd.	14,251	133,059
Ampol Ltd.	13,386	233,637
Ansell Ltd.	2,400	50,255
APA Group	135,971	586,780
ASX Ltd.	5,079	204,655
Aurizon Holdings Ltd.	82,717	166,446
Bank of Queensland Ltd.	32,758	135,890
Bendigo & Adelaide Bank Ltd.	40,798	330,907
BlueScope Steel Ltd.	11,745	135,912
Brickworks Ltd.	3,591	57,029
CAR Group Ltd.	7,878	175,742
Challenger Ltd.	25,463	94,750
Charter Hall Group	12,049	107,053
Cleanaway Waste Management Ltd.	43,966	72,137
Cochlear Ltd.	890	159,737
Computershare Ltd.	23,071	484,956
Dexus	42,498	175,242
Endeavour Group Ltd.	45,380	118,008
Evolution Mining Ltd.	26,744	79,647
Flight Centre Travel Group Ltd.	7,030	72,602
GPT Group	74,015	200,261
Harvey Norman Holdings Ltd.	44,779	129,475
IDP Education Ltd.(a)	3,687	28,832
Incitec Pivot Ltd.	40,322	73,149
Insurance Australia Group Ltd.	106,464	557,660
JB Hi-Fi Ltd.	5,192	297,932
Lottery Corp. Ltd.	99,496	304,319
Medibank Pvt Ltd.	157,203	368,889
Mirvac Group	160,809	186,684
New Hope Corp. Ltd.	53,430	164,083
Northern Star Resources Ltd.	24,315	232,444
Orica Ltd.	16,103	165,306
Origin Energy Ltd.	126,492	853,661
Premier Investments Ltd.	4,860	96,681
Pro Medicus Ltd.	536	83,006
Qube Holdings Ltd.	47,576	116,943
Ramsay Health Care Ltd.	4,056	86,739
Reece Ltd.	7,374	102,178
Santos Ltd.	174,036	719,800
Scentre Group	218,354	463,715
SEEK Ltd.	5,301	74,077
SGH Ltd.	5,923	169,096
Sonic Healthcare Ltd.	15,794	264,127
Steadfast Group Ltd.	30,411	109,208
Stockland	108,024	321,039
Suncorp Group Ltd.	68,760	809,308
Super Retail Group Ltd.	7,391	69,466
Technology One Ltd.	4,039	78,298
TPG Telecom Ltd.	66,208	184,057
Vicinity Ltd.	243,218	316,236
Viva Energy Group Ltd.(b)	69,029	112,404
Whitehaven Coal Ltd.	19,325	74,184
Worley Ltd.	15,219	129,093
Total Australia		11,842,251
Austria — 1.9%
ANDRITZ AG	5,477	277,787
BAWAG Group AG(b)	7,069	594,014
CA Immobilien Anlagen AG(a)	3,196	77,177
Mondi PLC	14,270	213,031
Raiffeisen Bank International AG	29,802	609,484
Telekom Austria AG	20,603	169,822
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,413	201,544
voestalpine AG	4,313	81,864
Wienerberger AG	3,461	95,976
Total Austria		2,320,699
Belgium — 1.9%
Ackermans & van Haaren NV	653	128,813
Aedifica SA	3,784	220,210
Ageas SA	12,648	614,250
Azelis Group NV	2,755	54,203
Colruyt Group NV	5,531	207,559
D'ieteren Group	979	162,910
Elia Group SA	1,432	110,323
Melexis NV	1,492	87,291
Shurgard Self Storage Ltd.	1,900	70,533
Solvay SA	8,818	284,523
Syensqo SA	2,063	150,733
Warehouses De Pauw CVA	11,062	217,639
Total Belgium		2,308,987
Brazil — 0.1%
Yara International ASA	3,807	100,829
Denmark — 1.3%
Alm Brand AS	50,883	99,129
H Lundbeck AS	16,723	95,950
ISS AS	3,355	61,169
Jyske Bank AS, Registered Shares	1,150	81,440
Pandora AS	2,223	406,534
Rockwool AS, Class B	203	71,936
Tryg AS	37,382	786,405
Total Denmark		1,602,563
Faroe Islands — 0.1%
Bakkafrost P/F	1,019	56,884
Finland — 2.4%
Cargotec OYJ, Class B	1,827	96,636
Elisa OYJ	10,481	453,659
Fortum OYJ	63,578	889,760
Huhtamaki OYJ	4,185	148,121
Kemira OYJ	7,455	150,688
Kesko OYJ, Class B	13,997	263,499
Konecranes OYJ	2,530	160,333
Metso OYJ	26,470	246,139
Orion OYJ, Class B	3,563	157,836
Valmet OYJ	9,044	218,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

Investments	Shares	Value
Wartsila OYJ Abp	13,471	$238,671
Total Finland		3,023,829
France — 7.3%
Accor SA	5,818	283,394
Aeroports de Paris SA	3,091	357,522
Alten SA	374	30,614
Amundi SA(b)	11,898	790,968
Arkema SA	2,546	193,906
BioMerieux	523	56,052
Bouygues SA	21,500	635,393
Bureau Veritas SA	15,434	468,909
Carrefour SA	35,376	502,955
Covivio SA	6,331	319,658
Edenred SE	7,553	248,321
Eiffage SA	3,802	333,540
Elis SA	6,151	120,381
Gaztransport & Technigaz SA	1,510	201,080
Gecina SA	3,008	281,732
Getlink SE	24,803	395,654
Imerys SA	3,613	105,504
Interparfums SA	1,653	69,837
Ipsen SA	825	94,570
Klepierre SA	22,546	649,029
La Francaise des Jeux SAEM(b)	12,020	463,267
Nexans SA	791	85,348
Renault SA	12,142	591,562
Rexel SA	13,160	335,229
Rubis SCA	10,562	261,174
SEB SA	1,266	114,708
Societe BIC SA	2,629	173,685
Sopra Steria Group	446	78,973
SPIE SA	6,370	198,148
Technip Energies NV	4,543	120,900
Valeo SE	9,180	88,519
Verallia SA(b)	9,134	229,646
Vivendi SE(a)	12,532	33,390
Wendel SE	2,406	231,577
Total France		9,145,145
Germany — 4.0%
Aurubis AG(a)	813	64,571
Bechtle AG	2,387	76,871
Brenntag SE	4,419	264,852
Continental AG	6,569	440,919
CTS Eventim AG & Co. KGaA	1,968	166,392
Deutsche Lufthansa AG, Registered Shares	47,182	301,741
Deutsche Wohnen SE	2,944	70,268
DWS Group GmbH & Co. KGaA(b)	9,000	370,916
Evonik Industries AG	34,639	600,083
Fielmann Group AG	2,264	97,057
Freenet AG	9,595	273,627
GEA Group AG	4,664	230,950
Gerresheimer AG	477	35,069
HochTief AG	2,666	358,055
Hugo Boss AG	2,057	95,383
KION Group AG	2,306	76,077
Knorr-Bremse AG	3,984	290,224
Krones AG	728	90,461
LEG Immobilien SE	1,810	153,314
Nemetschek SE	641	62,128
Scout24 SE(b)	1,213	106,891
Sixt SE(a)	1,456	118,504
Softwareone Holding AG	1,930	12,991
Stroeer SE & Co. KGaA	1,380	65,819
Traton SE	21,725	628,770
Total Germany		5,051,933
Hong Kong — 5.8%
Bank of East Asia Ltd.	98,580	125,129
Cathay Pacific Airways Ltd.	623,000	765,121
CK Asset Holdings Ltd.	180,500	741,244
DFI Retail Group Holdings Ltd., Registered Shares	63,500	146,685
HKT Trust & HKT Ltd.	496,000	612,980
Hong Kong & China Gas Co. Ltd.	931,000	744,277
Hongkong Land Holdings Ltd.	103,300	459,685
Jardine Matheson Holdings Ltd.	14,600	598,162
Link REIT	153,100	647,447
Man Wah Holdings Ltd.	153,200	94,863
PCCW Ltd.	553,000	321,779
Power Assets Holdings Ltd.	100,500	701,228
Swire Pacific Ltd., Class A	36,000	326,495
WH Group Ltd.(b)	598,000	462,668
Wharf Real Estate Investment Co. Ltd.	128,000	327,252
Yue Yuen Industrial Holdings Ltd.	92,500	207,198
Total Hong Kong		7,282,213
Ireland — 1.3%
AIB Group PLC	173,200	955,928
Bank of Ireland Group PLC	67,344	614,084
Glanbia PLC	7,722	106,588
Total Ireland		1,676,600
Israel — 2.6%
Azrieli Group Ltd.	3,135	258,895
Bank Hapoalim BM	52,234	631,054
Bank Leumi Le-Israel BM	54,909	653,275
Bezeq The Israeli Telecommunication Corp. Ltd.	149,990	213,645
Camtek Ltd.	595	48,663
Elbit Systems Ltd.	374	97,820
First International Bank of Israel Ltd.	4,806	236,630
ICL Group Ltd.	22,862	112,940
Israel Discount Bank Ltd., Class A	40,619	277,805
Mizrahi Tefahot Bank Ltd.	8,363	361,728
Newmed Energy LP	70,276	214,860
Phoenix Financial Ltd.	9,163	133,736
Total Israel		3,241,051
Italy — 7.5%
A2A SpA	191,574	425,514
ACEA SpA	12,468	241,170
Amplifon SpA	1,897	48,814
Azimut Holding SpA	8,247	204,869
Banca Generali SpA	8,274	384,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

Investments	Shares	Value
Banca Mediolanum SpA	42,394	$504,399
Banca Monte dei Paschi di Siena SpA	77,659	547,311
Banca Popolare di Sondrio SpA	45,441	383,021
Banco BPM SpA	121,903	986,113
BPER Banca SpA	94,310	599,034
Brembo NV	6,199	58,369
Brunello Cucinelli SpA	812	88,623
Buzzi SpA	4,543	167,378
Coca-Cola HBC AG	14,058	481,002
Credito Emiliano SpA	30,740	346,324
De' Longhi SpA	3,098	96,624
DiaSorin SpA	599	61,754
ERG SpA	9,078	184,715
FinecoBank Banca Fineco SpA	35,064	609,624
Hera SpA	70,898	251,960
Infrastrutture Wireless Italiane SpA(b)	36,939	375,427
Iren SpA	97,754	194,249
Italgas SpA	63,362	354,958
Leonardo SpA	6,931	186,101
Lottomatica Group SpA	5,120	68,075
Mediobanca Banca di Credito Finanziario SpA	52,489	765,010
Recordati Industria Chimica & Farmaceutica SpA	4,849	254,070
Reply SpA	307	48,766
SOL SpA	1,111	42,739
Unipol Gruppo SpA	30,980	385,920
Webuild SpA	24,389	71,875
Total Italy		9,418,156
Japan — 20.4%
ABC-Mart, Inc.	7,234	146,880
Aeon Mall Co. Ltd.	6,100	78,986
Air Water, Inc.	9,000	109,751
Alfresa Holdings Corp.	6,100	83,993
Amada Co. Ltd.	11,500	112,468
ANA Holdings, Inc.	7,500	136,748
Asahi Intecc Co. Ltd.	2,400	39,338
Asahi Kasei Corp.	24,820	172,537
Asics Corp.	8,500	168,204
Azbil Corp.	9,300	72,638
Bandai Namco Holdings, Inc.	12,100	290,951
BayCurrent, Inc.	1,400	47,391
BIPROGY, Inc.	2,200	66,703
Brother Industries Ltd.	7,600	130,447
Calbee, Inc.	1,700	34,074
Canon Marketing Japan, Inc.	4,700	154,613
Capcom Co. Ltd.	6,200	137,050
Chubu Electric Power Co., Inc.	20,300	213,837
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	85,797
Concordia Financial Group Ltd.	32,400	179,585
Cosmo Energy Holdings Co. Ltd.	2,800	123,449
CyberAgent, Inc.	6,500	45,330
Dai Nippon Printing Co. Ltd.	5,500	77,674
Daifuku Co. Ltd.	5,800	121,787
Daito Trust Construction Co. Ltd.	3,220	360,088
Daiwa Securities Group, Inc.	56,200	374,762
DMG Mori Co. Ltd.	4,500	72,814
Ebara Corp.	9,500	148,732
Electric Power Development Co. Ltd.	9,300	152,199
Fuji Electric Co. Ltd.	2,575	140,219
Fujikura Ltd.	5,000	208,323
Fukuoka Financial Group, Inc.	5,600	140,570
GMO Payment Gateway, Inc.	800	40,575
Hakuhodo DY Holdings, Inc.	9,700	73,972
Hankyu Hanshin Holdings, Inc.	3,800	99,546
Haseko Corp.	10,400	134,533
Hirose Electric Co. Ltd.	875	104,336
Hitachi Construction Machinery Co. Ltd.	7,500	167,839
Hoshizaki Corp.	2,300	91,672
Hulic Co. Ltd.	22,100	192,651
Idemitsu Kosan Co. Ltd.	42,330	278,905
IHI Corp.	2,000	118,491
Internet Initiative Japan, Inc.	2,300	43,692
Isetan Mitsukoshi Holdings Ltd.	7,000	122,598
Isuzu Motors Ltd.	32,400	444,995
Iwatani Corp.	3,600	41,209
Iyogin Holdings, Inc.	7,000	68,370
J Front Retailing Co. Ltd.	6,800	92,053
Japan Airlines Co. Ltd.	15,000	237,894
Japan Airport Terminal Co. Ltd.	1,300	41,359
Japan Exchange Group, Inc.	24,100	271,424
JFE Holdings, Inc.	32,000	362,331
Kakaku.com, Inc.	5,000	76,992
Kandenko Co. Ltd.	4,000	58,972
Kansai Electric Power Co., Inc.	19,895	221,977
Kansai Paint Co. Ltd.	2,300	33,118
Kawasaki Heavy Industries Ltd.	3,000	138,967
Keio Corp.	3,100	75,744
Keisei Electric Railway Co. Ltd.	5,100	46,032
Kewpie Corp.	2,500	53,353
Kikkoman Corp.	13,400	150,277
Kintetsu Group Holdings Co. Ltd.	4,000	84,245
Kirin Holdings Co. Ltd.	27,600	359,840
Kobayashi Pharmaceutical Co. Ltd.	1,400	55,498
Kobe Bussan Co. Ltd.	1,900	41,588
Kobe Steel Ltd.	18,700	187,880
Koei Tecmo Holdings Co. Ltd.	11,420	134,902
Kokusai Electric Corp.	2,000	27,297
Konami Group Corp.	2,000	188,343
Kose Corp.	1,000	45,680
Kuraray Co. Ltd.	9,200	133,498
Kurita Water Industries Ltd.	1,700	59,969
Kyoto Financial Group, Inc.	5,800	85,620
Kyowa Kirin Co. Ltd.	10,900	164,755
Kyudenko Corp.	1,900	62,552
Kyushu Electric Power Co., Inc.	19,100	171,725
Kyushu Railway Co.	7,000	170,590
Lasertec Corp.	900	86,959
Lion Corp.	5,700	63,924
Lixil Corp.	15,000	164,689
Makita Corp.	3,500	107,855
Marui Group Co. Ltd.	8,400	134,397
MatsukiyoCocokara & Co.	8,100	118,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

Investments	Shares	Value
Mazda Motor Corp.	33,300	$229,578
McDonald's Holdings Co. Japan Ltd.	1,100	43,325
Mebuki Financial Group, Inc.	27,900	114,025
Medipal Holdings Corp.	4,900	74,220
MEIJI Holdings Co. Ltd.	7,500	152,758
MISUMI Group, Inc.	2,800	43,739
Mitsubishi Chemical Group Corp.	47,200	240,175
Mitsubishi Gas Chemical Co., Inc.	7,600	136,830
Mitsubishi Logistics Corp.	10,200	75,157
Mitsubishi Motors Corp.	44,600	151,145
Mitsui Chemicals, Inc.	7,900	174,427
Miura Co. Ltd.	2,100	53,181
MonotaRO Co. Ltd.	4,300	73,108
NEC Networks & System Integration Corp.	2,600	54,511
NGK Insulators Ltd.	6,200	79,413
NH Foods Ltd.	2,100	68,067
NHK Spring Co. Ltd.	5,700	72,538
Nichirei Corp.	3,700	98,080
Nikon Corp.	8,800	91,802
Nippon Express Holdings, Inc.	7,800	118,767
Nippon Sanso Holdings Corp.	4,800	135,118
Nissan Chemical Corp.	4,200	132,259
Nisshin Seifun Group, Inc.	3,700	43,366
Nissin Foods Holdings Co. Ltd.	5,100	124,060
Niterra Co. Ltd.	9,300	300,611
Nitto Denko Corp.	16,700	284,780
NOF Corp.	4,700	65,972
Nomura Real Estate Holdings, Inc.	7,968	197,983
NS Solutions Corp.	4,200	108,822
Obayashi Corp.	32,200	428,828
OBIC Business Consultants Co. Ltd.	1,000	44,133
Odakyu Electric Railway Co. Ltd.	7,900	72,988
Oji Holdings Corp.	34,162	131,314
Ono Pharmaceutical Co. Ltd.	19,300	200,724
Open House Group Co. Ltd.	3,100	105,115
Oracle Corp.	1,900	183,218
Osaka Gas Co. Ltd.	11,100	244,375
Otsuka Corp.	6,200	142,376
Persol Holdings Co. Ltd.	54,200	81,562
Resona Holdings, Inc.	45,200	329,164
Resonac Holdings Corp.	2,700	68,977
Ricoh Co. Ltd.	14,000	161,371
Rinnai Corp.	2,800	58,063
Ryohin Keikaku Co. Ltd.	3,500	80,129
Sankyo Co. Ltd.	16,200	219,354
Sanrio Co. Ltd.	2,600	91,652
Santen Pharmaceutical Co. Ltd.	9,000	92,686
Sanwa Holdings Corp.	8,500	238,082
SBI Holdings, Inc.	12,700	321,783
SCREEN Holdings Co. Ltd.	2,900	175,115
SCSK Corp.	6,400	135,648
Sega Sammy Holdings, Inc.	4,800	93,948
Seibu Holdings, Inc.	2,900	59,196
Seiko Epson Corp.	10,000	182,966
Seino Holdings Co. Ltd.	7,700	116,289
Sekisui Chemical Co. Ltd.	14,000	241,855
SG Holdings Co. Ltd.	20,500	196,443
Shimadzu Corp.	3,500	99,348
Shionogi & Co. Ltd.	22,300	314,862
Socionext, Inc.	2,900	46,694
Sohgo Security Services Co. Ltd.	13,000	89,460
Sojitz Corp.	10,580	218,251
Subaru Corp.	29,500	529,521
Sugi Holdings Co. Ltd.	2,800	43,962
Sumitomo Electric Industries Ltd.	27,812	504,973
Sumitomo Forestry Co. Ltd.	4,900	165,059
Sumitomo Heavy Industries Ltd.	3,900	80,526
Sumitomo Realty & Development Co. Ltd.	6,400	201,171
Sumitomo Rubber Industries Ltd.	9,500	107,809
Sundrug Co. Ltd.	3,700	94,737
Suntory Beverage & Food Ltd.	6,000	191,385
Sysmex Corp.	6,300	116,912
T&D Holdings, Inc.	14,151	261,617
TIS, Inc.	4,000	95,113
Tobu Railway Co. Ltd.	5,200	84,852
Toei Animation Co. Ltd.	1,800	40,487
Toho Co. Ltd.	2,900	113,557
Toho Gas Co. Ltd.	2,000	54,098
Tohoku Electric Power Co., Inc.	8,500	64,145
Tokyo Gas Co. Ltd.	8,100	225,229
Tokyo Tatemono Co. Ltd.	8,200	136,023
Tokyu Corp.	6,100	65,518
Tokyu Fudosan Holdings Corp.	26,000	160,076
Toray Industries, Inc.	13,200	84,117
Tosoh Corp.	14,600	196,714
TOTO Ltd.	3,100	75,054
Toyo Suisan Kaisha Ltd.	3,400	232,782
Trend Micro, Inc.*	3,130	170,620
Tsuruha Holdings, Inc.	1,200	66,620
USS Co. Ltd.	11,400	99,884
Welcia Holdings Co. Ltd.	4,200	54,878
West Japan Railway Co.	13,400	238,482
Yakult Honsha Co. Ltd.	5,800	110,235
Yamada Holdings Co. Ltd.	29,600	85,338
Yamaha Motor Co. Ltd.	34,680	309,927
Yaoko Co. Ltd.	800	48,139
Yaskawa Electric Corp.	3,900	100,925
Yokogawa Electric Corp.	3,900	84,323
Yokohama Rubber Co. Ltd.	4,900	106,007
Zensho Holdings Co. Ltd.	1,100	62,741
ZOZO, Inc.	7,800	243,043
Total Japan		25,472,805
Jordan — 0.1%
Hikma Pharmaceuticals PLC	6,269	156,476
Luxembourg — 0.1%
Eurofins Scientific SE	1,909	97,475
Macau — 0.1%
Wynn Macau Ltd.	98,400	68,277
Mexico — 0.0%
Fresnillo PLC	6,289	48,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

Investments	Shares	Value
Netherlands — 3.1%
Aalberts NV	2,602	$92,525
Aegon Ltd.	82,524	488,795
Akzo Nobel NV	4,899	294,026
Arcadis NV	1,498	91,209
ASR Nederland NV	12,425	589,009
BE Semiconductor Industries NV	1,655	226,729
CTP NV(b)	10,963	168,921
Euronext NV(b)	3,097	347,312
IMCD NV	821	121,996
JDE Peet's NV	13,832	236,760
Koninklijke KPN NV	234,390	853,129
Koninklijke Vopak NV	5,482	241,256
SBM Offshore NV	6,338	111,308
Total Netherlands		3,862,975
Nigeria — 0.1%
Airtel Africa PLC(b)	127,788	181,807
Norway — 2.5%
Aker ASA, Class A	3,803	183,832
Frontline PLC	16,666	229,725
Gjensidige Forsikring ASA	16,848	298,172
Mowi ASA	15,332	262,905
Orkla ASA	38,836	336,304
Salmar ASA	6,869	326,898
SpareBank 1 Sor-Norge ASA	14,695	189,682
Storebrand ASA	19,856	211,893
Var Energi ASA	233,390	725,199
Wallenius Wilhelmsen ASA	48,835	402,037
Total Norway		3,166,647
Portugal — 1.0%
Banco Comercial Portugues SA, Class R	734,026	353,211
Galp Energia SGPS SA	21,674	357,973
Jeronimo Martins SGPS SA	22,150	423,175
Navigator Co. SA	34,768	129,248
Total Portugal		1,263,607
Singapore — 3.3%
CapitaLand Investment Ltd.	185,900	357,028
Genting Singapore Ltd.	497,400	278,926
Hafnia Ltd.	84,259	450,698
Keppel Ltd.	83,900	420,669
Sembcorp Industries Ltd.	50,800	205,553
Singapore Airlines Ltd.	280,800	1,325,577
Singapore Exchange Ltd.	45,600	425,850
Singapore Technologies Engineering Ltd.	134,740	460,261
UOL Group Ltd.	25,200	95,317
Venture Corp. Ltd.	9,300	89,646
Total Singapore		4,109,525
Spain — 4.4%
Acciona SA	1,924	216,563
ACS Actividades de Construccion y Servicios SA	10,807	542,075
Banco de Sabadell SA	271,610	527,910
Bankinter SA	53,925	426,613
CIE Automotive SA	4,963	130,535
Fluidra SA	2,761	67,244
Grupo Catalana Occidente SA	4,401	163,605
Indra Sistemas SA	3,992	70,604
Inmobiliaria Colonial Socimi SA	27,548	147,622
Laboratorios Farmaceuticos Rovi SA	1,288	83,958
Logista Integral SA	11,342	342,944
Mapfre SA	233,857	592,321
Merlin Properties Socimi SA	27,451	288,803
Redeia Corp. SA	26,441	451,764
Repsol SA	82,663	1,000,635
Sacyr SA	22,483	74,081
Unicaja Banco SA(b)	153,059	201,920
Vidrala SA	740	71,186
Viscofan SA	1,869	118,056
Total Spain		5,518,439
Sweden — 3.9%
AAK AB	4,440	126,820
AddTech AB, Class B	3,520	95,954
Atrium Ljungberg AB, Class B	2,271	40,737
Avanza Bank Holding AB	6,980	172,396
Axfood AB	9,008	190,771
Beijer Ref AB	2,889	42,645
Billerud Aktiebolag	4,139	37,984
Boliden AB	5,348	150,287
Fabege AB	7,947	59,553
Getinge AB, Class B	5,290	86,920
Hexpol AB	18,878	175,637
Holmen AB, Class B	3,382	124,331
Hufvudstaden AB, Class A	8,241	90,322
Indutrade AB	2,275	57,033
L E Lundbergforetagen AB, Class B	1,219	55,272
Lifco AB, Class B	4,237	122,939
Mycronic AB	1,388	50,172
Nordnet AB publ	10,323	219,367
Saab AB, Class B	4,705	99,514
Sagax AB, Class B	5,384	110,221
Securitas AB, Class B	12,524	155,172
Skanska AB, Class B	11,364	239,329
SKF AB, Class B	10,301	193,541
SSAB AB, Class A	29,385	119,596
SSAB AB, Class B	63,317	251,623
Svenska Cellulosa AB SCA, Class B	12,312	156,501
Sweco AB, Class B	8,354	124,525
Tele2 AB, Class B	55,202	545,812
Telia Co. AB	217,545	603,851
Thule Group AB(b)	3,418	105,671
Trelleborg AB, Class B	4,158	142,473
Wihlborgs Fastigheter AB	11,150	105,756
Total Sweden		4,852,725
Switzerland — 3.9%
Accelleron Industries AG	2,597	133,826
Allreal Holding AG, Registered Shares	428	78,209
Avolta AG	2,386	95,677
Baloise Holding AG, Registered Shares	1,917	347,123
Banque Cantonale Vaudoise, Registered Shares	5,310	489,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

Investments	Shares	Value
Belimo Holding AG, Registered Shares	210	$138,919
BKW AG	1,060	175,682
Cembra Money Bank AG	1,780	161,059
Clariant AG, Registered Shares	9,365	104,268
DKSH Holding AG	1,859	138,053
EFG International AG	14,646	212,680
Flughafen Zurich AG, Registered Shares	913	219,221
Galenica AG(b)	1,711	140,373
Georg Fischer AG, Registered Shares	2,545	192,788
Helvetia Holding AG, Registered Shares	2,144	353,450
Logitech International SA, Registered Shares	2,271	188,045
PSP Swiss Property AG, Registered Shares	1,838	261,427
SFS Group AG	1,265	175,320
SIG Group AG	7,990	157,640
Stadler Rail AG	2,799	61,462
Sulzer AG, Registered Shares	1,499	216,683
Swiss Prime Site AG, Registered Shares	2,867	312,562
Swissquote Group Holding SA, Registered Shares	205	78,720
Temenos AG, Registered Shares	1,113	78,724
VAT Group AG(b)	531	200,857
Vontobel Holding AG, Registered Shares	2,581	181,133
Total Switzerland		4,893,153
United Kingdom — 10.9%
Admiral Group PLC	18,336	607,168
Allfunds Group PLC	10,044	52,419
Auto Trader Group PLC(b)	16,191	160,801
B&M European Value Retail SA	76,952	353,695
Balfour Beatty PLC	14,995	85,410
Barratt Redrow PLC	43,832	241,594
Beazley PLC	14,854	151,895
Bellway PLC	4,119	128,553
Berkeley Group Holdings PLC	1,779	86,893
Big Yellow Group PLC	10,292	123,741
Bridgepoint Group PLC(b)	17,929	80,835
British Land Co. PLC	36,321	163,940
Britvic PLC	8,990	147,381
Bunzl PLC	6,534	269,718
Centrica PLC	140,274	234,707
Computacenter PLC	2,744	72,993
ConvaTec Group PLC(b)	56,947	157,761
Cranswick PLC	1,028	62,635
Croda International PLC	3,933	166,735
DCC PLC	2,653	170,783
Derwent London PLC	2,650	65,016
Diploma PLC	3,234	172,136
Direct Line Insurance Group PLC	38,305	122,428
Drax Group PLC	18,012	146,177
DS Smith PLC	48,068	326,286
Dunelm Group PLC	17,057	228,148
easyJet PLC	5,808	40,734
Games Workshop Group PLC	1,416	236,039
Greggs PLC	3,377	117,830
Halma PLC	1,551	52,233
Hargreaves Lansdown PLC	13,546	186,276
Hiscox Ltd.	10,460	141,874
Howden Joinery Group PLC	12,350	122,732
IMI PLC	6,501	148,263
Inchcape PLC	14,323	138,034
Informa PLC	30,688	306,854
International Consolidated Airlines Group SA	47,119	178,157
Intertek Group PLC	3,215	190,371
Investec PLC	35,076	238,975
ITV PLC	249,487	229,969
J Sainsbury PLC	95,595	327,563
JD Sports Fashion PLC	37,126	44,590
JET2 PLC	2,641	52,359
Johnson Matthey PLC	8,740	146,676
Kingfisher PLC	61,492	191,530
Land Securities Group PLC	37,651	275,380
LondonMetric Property PLC	102,249	230,630
Man Group PLC	61,399	164,865
Marks & Spencer Group PLC	18,447	86,752
Melrose Industries PLC	12,110	83,992
Pearson PLC	19,883	319,237
Persimmon PLC	10,361	155,454
QinetiQ Group PLC	10,548	54,876
Renishaw PLC	1,515	64,227
Rightmove PLC	9,857	79,230
Rotork PLC	17,820	70,033
RS Group PLC	12,215	104,256
Sage Group PLC	16,680	265,930
Schroders PLC	83,398	337,993
Segro PLC	43,237	379,700
Severn Trent PLC	11,529	362,128
Smith & Nephew PLC	15,422	191,484
Smiths Group PLC	11,840	254,900
Softcat PLC	4,846	92,494
Spectris PLC	2,154	67,658
Spirax Group PLC	1,639	140,711
Subsea 7 SA	8,233	130,555
Tate & Lyle PLC	12,277	99,865
Taylor Wimpey PLC	185,955	284,359
TORM PLC, Class A	10,757	206,727
Unite Group PLC	20,551	207,578
United Utilities Group PLC	27,783	365,874
Weir Group PLC	7,167	196,035
Whitbread PLC	4,594	169,499
WPP PLC	48,210	499,569
Total United Kingdom		13,612,898
United States — 0.1%
Signify NV(b)	7,036	157,227
TOTAL COMMON STOCKS
(Cost: $114,003,964)		124,534,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

Investments	Shares	Value
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $80,280)	80,280	$80,280
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $419,593)	419,593	419,593
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $114,503,837)		125,034,001
Other Assets less Liabilities — 0.0%		25,594
NET ASSETS — 100.0%		$125,059,595

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $398,898 and the total market value of the collateral held by the Fund was $419,593.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$124,534,129	$–	$–	$124,534,129
Mutual Fund	–	80,280	–	80,280
Investment of Cash Collateral for Securities Loaned	–	419,593	–	419,593
Total Investments in Securities	$124,534,129	$499,873	$–	$125,034,002

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 98.8%
Australia — 8.7%
APA Group	24,559	$105,984
Aristocrat Leisure Ltd.	3,179	134,552
ASX Ltd.	4,204	169,397
BHP Group Ltd.	5,400	132,232
Brambles Ltd.	11,736	139,804
Coles Group Ltd.	7,020	82,104
Computershare Ltd.	6,024	126,625
Endeavour Group Ltd.	20,775	54,024
Fortescue Ltd.	2,406	27,187
Insurance Australia Group Ltd.	32,721	171,393
Lottery Corp. Ltd.	41,615	127,284
Medibank Pvt Ltd.	75,743	177,737
Northern Star Resources Ltd.	3,173	30,333
Orica Ltd.	9,831	100,920
Origin Energy Ltd.	14,813	99,969
Pro Medicus Ltd.	855	132,407
Qantas Airways Ltd.*	18,573	103,150
QBE Insurance Group Ltd.	14,662	174,297
Ramsay Health Care Ltd.	5,869	125,511
REA Group Ltd.	354	51,137
Rio Tinto Ltd.	876	63,707
Sonic Healthcare Ltd.	8,348	139,606
Telstra Group Ltd.	48,272	119,849
Total Australia		2,589,209
Austria — 0.7%
Erste Group Bank AG	3,248	200,655
China — 0.9%
BOC Hong Kong Holdings Ltd.	56,500	181,473
Wilmar International Ltd.	40,000	90,896
Total China		272,369
Denmark — 2.3%
Danske Bank AS	5,573	157,635
Demant AS*	1,468	53,856
Pandora AS	892	163,125
Rockwool AS, Class B	318	112,688
Tryg AS	8,814	185,420
Total Denmark		672,724
France — 9.2%
AXA SA	6,554	232,919
Bouygues SA	5,301	156,661
Bureau Veritas SA	5,150	156,465
Carrefour SA	7,039	100,076
Cie de Saint-Gobain SA	1,545	137,107
Cie Generale des Etablissements Michelin SCA	5,288	174,128
Covivio SA	1,950	98,458
Danone SA	2,532	170,737
Eiffage SA	1,831	160,629
Engie SA	11,433	181,253
Ipsen SA	1,653	189,483
Klepierre SA	5,829	167,799
La Francaise des Jeux SAEM(a)	4,131	159,214
Orange SA	15,977	159,287
SEB SA	1,242	112,533
Sodexo SA	1,876	154,534
Thales SA	852	122,323
Unibail-Rodamco-Westfield	1,411	106,251
Total France		2,739,857
Germany — 7.3%
Allianz SE, Registered Shares	606	185,681
Deutsche Boerse AG	833	191,836
Deutsche Telekom AG, Registered Shares	8,771	262,390
E.ON SE	8,750	101,887
Evonik Industries AG	4,620	80,036
Fresenius Medical Care AG	2,649	121,132
Fresenius SE & Co. KGaA*	4,725	164,102
GEA Group AG	2,764	136,867
Hannover Rueck SE	672	167,980
Heidelberg Materials AG	943	116,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	321	161,910
Scout24 SE(a)	968	85,301
Siemens Healthineers AG(a)	3,032	160,749
Symrise AG	711	75,575
Talanx AG	1,867	158,819
Total Germany		2,170,759
Hong Kong — 2.5%
CK Asset Holdings Ltd.	12,500	51,333
CK Infrastructure Holdings Ltd.	8,500	63,192
CLP Holdings Ltd.	13,000	109,282
Jardine Matheson Holdings Ltd.	4,200	172,074
Power Assets Holdings Ltd.	12,500	87,217
Sun Hung Kai Properties Ltd.	7,500	72,075
Swire Pacific Ltd., Class A	8,000	72,555
Techtronic Industries Co. Ltd.	7,000	92,367
WH Group Ltd.(a)	46,000	35,590
Total Hong Kong		755,685
Ireland — 1.2%
AerCap Holdings NV	1,592	152,355
AIB Group PLC	23,788	131,291
Kerry Group PLC, Class A	784	75,703
Total Ireland		359,349
Israel — 2.1%
Check Point Software Technologies Ltd.*	1,336	249,431
Teva Pharmaceutical Industries Ltd., ADR*	12,391	273,098
Wix.com Ltd.*	464	99,551
Total Israel		622,080
Italy — 4.3%
Banco BPM SpA	14,830	119,965
BPER Banca SpA	18,042	114,598
Coca-Cola HBC AG	3,612	123,587
Enel SpA	13,764	98,143
Generali	6,035	170,417
Intesa Sanpaolo SpA	39,984	159,941
Poste Italiane SpA(a)	12,527	176,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2024

Investments	Shares	Value
Snam SpA	20,229	$89,591
Terna - Rete Elettrica Nazionale	11,872	93,676
Unipol Gruppo SpA	9,641	120,099
Total Italy		1,266,692
Japan — 19.0%
ANA Holdings, Inc.	18,800	342,781
Asahi Kasei Corp.	36,100	250,950
Daito Trust Construction Co. Ltd.	3,100	346,669
Kansai Electric Power Co., Inc.	18,330	204,516
Kao Corp.	6,400	260,137
KDDI Corp.	9,800	314,403
Kirin Holdings Co. Ltd.	21,500	280,310
Konami Group Corp.	2,400	226,012
Kyowa Kirin Co. Ltd.	20,400	308,349
LY Corp.	93,100	248,448
McDonald's Holdings Co. Japan Ltd.	9,000	354,480
MEIJI Holdings Co. Ltd.	14,500	295,333
MonotaRO Co. Ltd.	14,800	251,626
Ono Pharmaceutical Co. Ltd.	32,500	338,007
Oracle Corp.	3,000	289,291
Otsuka Holdings Co. Ltd.	6,300	344,744
Suntory Beverage & Food Ltd.	7,900	251,990
TIS, Inc.	11,000	261,561
Toho Co. Ltd.	6,100	238,861
Unicharm Corp.	29,900	247,803
Total Japan		5,656,271
Jordan — 0.5%
Hikma Pharmaceuticals PLC	6,256	156,152
Macau — 0.3%
Sands China Ltd.*	28,800	77,488
Netherlands — 2.4%
EXOR NV	2,478	227,217
Koninklijke Ahold Delhaize NV	4,502	146,801
Koninklijke KPN NV	46,518	169,315
Wolters Kluwer NV	1,086	180,378
Total Netherlands		723,711
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd., Class C	5,892	126,758
Norway — 2.0%
DNB Bank ASA	8,932	178,446
Kongsberg Gruppen ASA	817	92,078
Mowi ASA	3,754	64,372
Orkla ASA	18,227	157,838
Telenor ASA	9,588	107,130
Total Norway		599,864
Portugal — 0.3%
EDP SA	19,160	61,326
Galp Energia SGPS SA	1,914	31,612
Total Portugal		92,938
Russia — 0.0%
Evraz PLC*^	17,300	0
Singapore — 3.6%
Genting Singapore Ltd.	197,600	110,808
Oversea-Chinese Banking Corp. Ltd.	16,200	198,195
Sembcorp Industries Ltd.	16,400	66,360
Singapore Airlines Ltd.	31,600	149,175
Singapore Exchange Ltd.	22,000	205,454
Singapore Technologies Engineering Ltd.	39,600	135,270
United Overseas Bank Ltd.	7,200	191,743
Total Singapore		1,057,005
Spain — 3.7%
Aena SME SA(a)	694	141,859
Banco Bilbao Vizcaya Argentaria SA	16,347	159,997
CaixaBank SA	29,113	157,847
Endesa SA	5,749	123,646
Iberdrola SA	10,708	147,472
Industria de Diseno Textil SA	2,372	121,926
Redeia Corp. SA	7,188	122,812
Telefonica SA	29,199	119,038
Total Spain		1,094,597
Sweden — 3.4%
Alfa Laval AB	2,693	112,748
Essity AB, Class B	4,151	111,089
Evolution AB(a)	884	68,229
H & M Hennes & Mauritz AB, Class B	4,376	59,050
Securitas AB, Class B	9,028	111,857
Svenska Handelsbanken AB, Class A	15,171	156,800
Tele2 AB, Class B	9,903	97,916
Telefonaktiebolaget LM Ericsson, Class B	9,218	74,984
Telia Co. AB	35,395	98,248
Volvo AB, Class B	4,227	102,756
Total Sweden		993,677
Switzerland — 5.3%
Chocoladefabriken Lindt & Spruengli AG	13	144,452
Givaudan SA, Registered Shares	40	175,051
Novartis AG, Registered Shares	2,775	271,605
Schindler Holding AG, Participation Certificate	780	215,517
SGS SA, Registered Shares	2,027	203,270
Swisscom AG, Registered Shares	339	188,718
Temenos AG, Registered Shares	1,466	103,692
Zurich Insurance Group AG	457	271,704
Total Switzerland		1,574,009
United Kingdom — 14.4%
Associated British Foods PLC	3,490	89,297
AstraZeneca PLC	1,290	169,121
Auto Trader Group PLC(a)	7,651	75,986
British American Tobacco PLC	3,587	129,380
BT Group PLC	20,068	36,204
Bunzl PLC	3,105	128,172
Centrica PLC	62,931	105,297
CK Hutchison Holdings Ltd.	19,500	104,178
Coca-Cola Europacific Partners PLC	1,790	137,490
Compass Group PLC	6,287	209,602
DCC PLC	1,664	107,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2024

Investments	Shares	Value
Hargreaves Lansdown PLC	11,966	$164,549
HSBC Holdings PLC	17,658	173,668
Imperial Brands PLC	5,407	172,882
Informa PLC	9,432	94,312
InterContinental Hotels Group PLC	1,002	124,913
J Sainsbury PLC	17,650	60,479
Kingfisher PLC	24,018	74,809
London Stock Exchange Group PLC	1,342	189,669
Marks & Spencer Group PLC	10,430	49,050
Next PLC	854	101,586
Pearson PLC	14,459	232,150
Reckitt Benckiser Group PLC	1,899	114,944
RELX PLC	3,166	143,893
Rolls-Royce Holdings PLC*	13,838	98,542
Sage Group PLC	3,226	51,432
Smith & Nephew PLC	13,056	162,107
Smiths Group PLC	5,806	124,996
SSE PLC	5,020	100,844
Standard Chartered PLC	11,394	141,072
Tesco PLC	36,368	167,751
Unilever PLC	2,559	145,759
Vodafone Group PLC	105,592	90,322
Whitbread PLC	3,741	138,027
WPP PLC	6,359	65,894
Total United Kingdom		4,275,494
United States — 4.3%
CSL Ltd.	1,060	184,801
GSK PLC	10,113	170,541
Haleon PLC	16,890	79,831
Holcim AG, Registered Shares	1,622	156,356
Qiagen NV	3,749	167,105
Roche Holding AG	949	267,553
Sanofi SA	2,309	224,129
Spotify Technology SA*	68	30,422
Total United States		1,280,738
TOTAL COMMON STOCKS
(Cost: $28,748,243)		29,358,081
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA, 2.18%
(Cost: $93,288)	1,136	99,635
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $51,085)	51,085	51,085
TOTAL INVESTMENTS IN SECURITIES — 99.3% (Cost: $28,892,616)		29,508,801
Other Assets less Liabilities — 0.7%		211,422
NET ASSETS — 100.0%		$29,720,223

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2025	856,800	SGD	628,596	USD	$–	$(455)
Bank of America NA	2/5/2025	568,993	USD	774,577	SGD	418	–
Barclays Bank PLC	1/6/2025	677,303	USD	4,775,995	DKK	14,018	–
Barclays Bank PLC	1/7/2025	214,815	NZD	120,465	USD	–	(114)
Barclays Bank PLC	2/5/2025	121,821	USD	217,196	NZD	115	–
Citibank NA	1/6/2025	43,521	NOK	3,831	USD	1	–
Citibank NA	1/6/2025	4,948	SGD	3,640	USD	–	(13)
Citibank NA	1/6/2025	2,660,475	USD	4,084,318	AUD	131,657	–
Citibank NA	1/6/2025	7,998,154	USD	7,566,907	EUR	161,658	–
Citibank NA	1/6/2025	789,175	USD	8,721,888	NOK	21,226	–
Citibank NA	1/7/2025	72,695	SEK	6,575	USD	6	–
Citibank NA	1/7/2025	825,046	USD	8,983,210	SEK	11,865	–
Goldman Sachs	1/6/2025	29,735	AUD	18,486	USD	–	(76)
Goldman Sachs	1/6/2025	806,570	DKK	113,605	USD	–	(1,589)
Goldman Sachs	1/6/2025	25,815	DKK	3,604	USD	–	(19)
Goldman Sachs	1/6/2025	247,621	EUR	260,029	USD	–	(3,586)
Goldman Sachs	1/6/2025	47,392	EUR	49,355	USD	–	(275)
Goldman Sachs	1/6/2025	102,960	GBP	131,198	USD	–	(2,254)
Goldman Sachs	1/6/2025	15,522	GBP	19,419	USD	21	–
Goldman Sachs	1/6/2025	2,130,992	NOK	190,933	USD	–	(3,302)
Goldman Sachs	1/6/2025	242,455	USD	380,875	AUD	6,635	–
Goldman Sachs	1/7/2025	9,624	CHF	10,700	USD	–	(79)
Goldman Sachs	1/7/2025	1,355	NZD	762	USD	–	(3)
Goldman Sachs	1/7/2025	121,227	USD	209,429	NZD	3,894	–
Goldman Sachs	1/7/2025	209,117	USD	2,293,388	SEK	1,514	–
Goldman Sachs	1/8/2025	5,884,501	JPY	37,276	USD	171	–
Goldman Sachs	1/8/2025	330,344	USD	50,194,944	JPY	10,918	–
HSBC Holdings PLC	1/6/2025	4,654,320	AUD	2,884,444	USD	–	(2,707)
HSBC Holdings PLC	1/6/2025	4,017,504	DKK	560,094	USD	–	(2,148)
HSBC Holdings PLC	1/6/2025	7,396,266	EUR	7,688,770	USD	–	(28,994)
HSBC Holdings PLC	1/6/2025	2,413,121	GBP	3,024,824	USD	–	(2,711)
HSBC Holdings PLC	1/6/2025	6,740,856	NOK	594,411	USD	–	(889)
HSBC Holdings PLC	1/6/2025	3,175,441	USD	2,501,412	GBP	42,755	–
HSBC Holdings PLC	1/7/2025	11,318,543	SEK	1,027,588	USD	–	(3,007)
HSBC Holdings PLC	1/7/2025	1,750,530	USD	1,537,699	CHF	53,567	–
HSBC Holdings PLC	2/5/2025	2,378,518	USD	3,837,887	AUD	2,182	–
HSBC Holdings PLC	2/5/2025	571,735	USD	4,094,673	DKK	2,197	–
HSBC Holdings PLC	2/5/2025	7,717,190	USD	7,414,868	EUR	28,955	–
HSBC Holdings PLC	2/5/2025	3,045,446	USD	2,430,201	GBP	2,704	–
HSBC Holdings PLC	2/5/2025	502,434	USD	5,698,245	NOK	745	–
HSBC Holdings PLC	2/5/2025	1,001,309	USD	11,012,030	SEK	2,929	–
Merrill Lynch International	1/6/2025	632,236	USD	846,336	SGD	11,766	–
UBS AG	1/8/2025	5,521,234	USD	825,045,726	JPY	270,891	–
UBS Group AG	1/7/2025	1,574,205	CHF	1,739,830	USD	–	(2,580)
UBS Group AG	1/8/2025	912,165,140	JPY	5,814,302	USD	–	(9,557)
UBS Group AG	2/5/2025	1,673,130	USD	1,508,914	CHF	2,473	–
UBS Group AG	2/5/2025	5,692,901	USD	890,160,786	JPY	9,346	–
						$794,627	$(64,358)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	29,358,081	–	–		29,358,081
Preferred Stocks	99,635	–	–		99,635
Mutual Fund	–	51,085	–		51,085
Total Investments in Securities	$29,457,716	$51,085	$0		$29,508,801
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$794,627	$–		$794,627
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(64,358)	$–		$(64,358)
Total - Net	$29,457,716	$781,354	$0		$30,239,070

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.5%
Australia — 6.5%
Ampol Ltd.	170,538	$2,976,544
APA Group	1,069,657	4,616,080
BlueScope Steel Ltd.	133,387	1,543,543
Brambles Ltd.	396,289	4,720,773
Breville Group Ltd.	37,350	818,172
Champion Iron Ltd.	246,266	876,735
Cochlear Ltd.	11,049	1,983,066
Codan Ltd.	39,055	389,313
Domino's Pizza Enterprises Ltd.(a)	37,191	677,909
Glencore PLC	2,868,037	12,693,878
GrainCorp Ltd., Class A	99,456	451,984
IDP Education Ltd.(a)	110,502	864,111
Netwealth Group Ltd.	46,872	834,348
Pinnacle Investment Management Group Ltd.	39,994	565,818
Pro Medicus Ltd.	2,246	347,820
REA Group Ltd.	14,812	2,139,652
Sonic Healthcare Ltd.	216,389	3,618,727
Technology One Ltd.	38,707	750,358
Wesfarmers Ltd.	345,889	15,318,667
WiseTech Global Ltd.	14,705	1,102,203
Total Australia		57,289,701
Austria — 0.5%
Kontron AG(a)	37,559	756,845
Mondi PLC	167,512	2,500,721
Wienerberger AG	48,713	1,350,845
Total Austria		4,608,411
Belgium — 0.8%
Fagron	26,984	468,307
Kinepolis Group NV	9,883	403,214
Melexis NV	23,752	1,389,629
Solvay SA	73,548	2,373,113
Syensqo SA	27,319	1,996,059
Tessenderlo Group SA	28,823	564,093
Total Belgium		7,194,415
Brazil — 0.1%
Yara International ASA	45,627	1,208,433
Chile — 0.3%
Antofagasta PLC	113,675	2,263,628
China — 0.5%
Prosus NV	104,867	4,164,418
Denmark — 5.7%
Chemometec AS	5,786	390,629
Coloplast AS, Class B	52,138	5,691,915
Dfds AS	11,598	214,998
DSV AS	9,167	1,946,282
Novo Nordisk AS, Class B	407,169	35,291,448
Novonesis (Novozymes) B, Class B	56,317	3,188,242
Pandora AS	17,026	3,113,647
Total Denmark		49,837,161
Faroe Islands — 0.1%
Bakkafrost P/F	16,732	934,028
Finland — 0.9%
Cargotec OYJ, Class B	8,921	471,861
Kone OYJ, Class B	153,175	7,454,798
Total Finland		7,926,659
France — 5.5%
Airbus SE	105,198	16,860,578
BioMerieux	12,110	1,297,880
Gaztransport & Technigaz SA	14,227	1,894,543
Hermes International SCA	8,120	19,523,981
Ipsen SA	12,787	1,465,772
La Francaise des Jeux SAEM(b)	103,399	3,985,133
Verallia SA(b)	117,752	2,960,514
Vivendi SE	257,654	686,478
Total France		48,674,879
Georgia — 0.1%
TBC Bank Group PLC	28,449	1,111,641
Germany — 10.3%
AIXTRON SE	53,286	839,804
Daimler Truck Holding AG	440,434	16,806,158
Deutsche Post AG, Registered Shares	617,034	21,711,138
Fielmann Group AG	20,636	884,659
HochTief AG	27,006	3,627,023
Hugo Boss AG	31,421	1,456,982
Knorr-Bremse AG	41,477	3,021,493
Krones AG	2,397	297,851
Nemetschek SE	7,869	762,686
Rheinmetall AG	6,190	3,939,430
SAP SE	131,919	32,279,084
Schott Pharma AG & Co. KGaA	16,075	418,805
Sixt SE(a)	15,339	1,248,446
Stroeer SE & Co. KGaA	24,000	1,144,683
Suedzucker AG(a)	205,516	2,208,987
Total Germany		90,647,229
Hong Kong — 0.8%
Pacific Basin Shipping Ltd.	1,372,000	289,662
SUNeVision Holdings Ltd.	1,062,000	583,776
Techtronic Industries Co. Ltd.	343,500	4,532,566
VTech Holdings Ltd.	195,500	1,328,845
Total Hong Kong		6,734,849
Ireland — 0.1%
Kingspan Group PLC	7,795	568,653
Israel — 0.6%
Camtek Ltd.	10,781	881,736
Hilan Ltd.	5,930	352,026
Matrix IT Ltd.	35,929	843,091
Newmed Energy LP	959,129	2,932,416
Sapiens International Corp. NV	12,404	335,832
Total Israel		5,345,101
Italy — 2.3%
Amplifon SpA	51,461	1,324,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2024

Investments	Shares	Value
Brunello Cucinelli SpA	9,254	$1,009,997
Carel Industries SpA(b)	14,148	271,616
DiaSorin SpA	11,518	1,187,441
Ferrari NV	11,462	4,894,735
Maire SpA	53,890	460,934
Moncler SpA	66,862	3,529,631
PRADA SpA	586,500	4,541,478
Prysmian SpA	22,393	1,429,769
Reply SpA	3,441	546,588
Sesa SpA	4,560	293,937
Technogym SpA(b)	86,076	931,426
Total Italy		20,421,756
Japan — 18.1%
Advantest Corp.	49,700	2,908,759
Asics Corp.	70,700	1,399,065
Capcom Co. Ltd.	80,300	1,775,020
Chugai Pharmaceutical Co. Ltd.	229,500	10,220,606
Cosmo Energy Holdings Co. Ltd.	38,300	1,688,602
Create Restaurants Holdings, Inc.	44,600	332,031
CyberAgent, Inc.	100,000	697,378
Daifuku Co. Ltd.	59,500	1,249,364
Daiichi Sankyo Co. Ltd.	269,000	7,449,020
Dentsu Soken, Inc.	21,500	800,299
Dexerials Corp.	57,700	907,391
Dip Corp.	17,300	275,638
Disco Corp.	11,300	3,072,340
Financial Partners Group Co. Ltd.	45,800	843,669
Food & Life Cos. Ltd.	22,900	487,259
Fujikura Ltd.	35,800	1,491,591
Fujimi, Inc.	52,500	804,737
Fujitsu Ltd.	245,000	4,364,199
Future Corp.	36,400	428,944
GMO Payment Gateway, Inc.	14,200	720,210
Goldwin, Inc.	16,800	945,508
Hoya Corp.	23,000	2,899,879
Internet Initiative Japan, Inc.	37,400	710,472
Japan Material Co. Ltd.	39,300	424,858
Justsystems Corp.	15,000	335,486
Kakaku.com, Inc.	56,100	863,846
Kasumigaseki Capital Co. Ltd.(a)	3,400	290,761
Katitas Co. Ltd.	44,100	637,817
Keyence Corp.	11,400	4,688,101
Kobayashi Pharmaceutical Co. Ltd.	22,000	872,105
Kobe Bussan Co. Ltd.	24,200	529,702
Kotobuki Spirits Co. Ltd.	47,200	654,421
Lasertec Corp.	12,700	1,227,090
Macnica Holdings, Inc.	101,600	1,193,069
Meiko Electronics Co. Ltd.	10,000	587,936
Micronics Japan Co. Ltd.	14,000	336,282
MonotaRO Co. Ltd.	31,000	527,055
Morinaga Milk Industry Co. Ltd.	37,400	696,669
Murata Manufacturing Co. Ltd.	451,800	7,357,993
Nextage Co. Ltd.	49,600	447,839
Nihon Kohden Corp.	59,800	820,367
Nihon M&A Center Holdings, Inc.	226,400	952,505
Nintendo Co. Ltd.	330,800	19,499,435
Nippon Steel Corp.	601,600	12,180,524
Nomura Research Institute Ltd.	66,200	1,962,496
NSD Co. Ltd.	24,500	526,759
Olympus Corp.	103,500	1,561,127
Oracle Corp.	21,800	2,102,182
PAL GROUP Holdings Co. Ltd.	26,500	515,128
Pan Pacific International Holdings Corp.	49,400	1,356,645
Recruit Holdings Co. Ltd.	51,100	3,623,756
Riken Keiki Co. Ltd.	13,500	330,714
Rorze Corp.	30,500	296,927
Round One Corp.	83,600	698,440
Sanrio Co. Ltd.	26,700	941,194
SCREEN Holdings Co. Ltd.	33,900	2,047,029
Shin-Etsu Chemical Co. Ltd.	421,900	14,217,246
Simplex Holdings, Inc.	28,500	451,184
SMS Co. Ltd.	10,900	109,097
Socionext, Inc.	49,400	795,410
Sysmex Corp.	83,800	1,555,120
TechnoPro Holdings, Inc.	50,600	953,982
Tokyo Electron Ltd.	116,400	17,912,535
Tokyo Ohka Kogyo Co. Ltd.	34,400	773,321
Towa Corp.	36,900	362,989
Ulvac, Inc.	17,500	686,593
Yaskawa Electric Corp.	43,900	1,136,048
ZOZO, Inc.	74,600	2,324,486
Total Japan		158,836,250
Netherlands — 6.7%
ASM International NV	3,139	1,816,343
ASML Holding NV	38,997	27,406,853
Corbion NV	24,547	549,038
Fugro NV	12,087	209,269
Heineken Holding NV	85,021	5,093,071
Koninklijke KPN NV	1,855,984	6,755,378
Universal Music Group NV	423,262	10,834,475
Wolters Kluwer NV	38,444	6,385,326
Total Netherlands		59,049,753
Norway — 1.2%
Aker ASA, Class A	39,126	1,891,301
Borregaard ASA	17,959	288,423
Europris ASA(b)	106,668	682,797
Golden Ocean Group Ltd.	155,461	1,363,065
Kongsberg Gruppen ASA	29,037	3,272,538
Mowi ASA	189,229	3,244,802
Total Norway		10,742,926
Portugal — 0.7%
Corticeira Amorim SGPS SA	50,285	419,165
Jeronimo Martins SGPS SA	285,792	5,460,049
Total Portugal		5,879,214
Singapore — 0.1%
iFAST Corp. Ltd.	77,900	423,134
Spain — 5.6%
Acerinox SA	229,218	2,243,007
Amadeus IT Group SA	88,687	6,263,174
Industria de Diseno Textil SA	764,799	39,312,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2024

Investments	Shares	Value
Laboratorios Farmaceuticos Rovi SA	11,251	$733,394
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	282,132	316,688
Total Spain		48,868,631
Sweden — 5.3%
AddTech AB, Class B	18,851	513,874
Atlas Copco AB, Class A	535,759	8,187,244
Axfood AB	80,658	1,708,168
Beijer Ref AB	28,272	417,328
BioGaia AB, Class B	48,977	496,009
Biotage AB	22,110	321,767
Boliden AB	76,618	2,153,077
Bravida Holding AB(b)	70,622	511,964
Epiroc AB, Class A	149,440	2,604,219
Epiroc AB, Class B	71,516	1,115,855
EQT AB	155,124	4,297,437
Evolution AB(b)	78,587	6,065,479
Fortnox AB	68,259	445,413
Hemnet Group AB	10,468	318,325
HMS Networks AB	13,459	528,408
Indutrade AB	27,967	701,121
JM AB	26,197	395,708
Lifco AB, Class B	15,042	436,452
Lindab International AB	7,070	146,657
NCAB Group AB	73,264	427,679
New Wave Group AB, Class B	56,375	495,675
Paradox Interactive AB	29,894	555,714
Sandvik AB	364,290	6,537,883
Sectra AB, Class B	19,800	495,750
Securitas AB, Class B	204,317	2,531,484
SkiStar AB	26,393	390,786
Sweco AB, Class B	48,065	716,456
Thule Group AB(b)	44,809	1,385,321
Trelleborg AB, Class B	33,216	1,138,139
Truecaller AB, Class B	85,917	397,733
Vitec Software Group AB, Class B	8,739	430,257
Total Sweden		46,867,382
Switzerland — 6.1%
Belimo Holding AG, Registered Shares	1,346	890,402
Clariant AG, Registered Shares	133,849	1,490,247
Comet Holding AG, Registered Shares	2,178	597,223
Geberit AG, Registered Shares	8,342	4,736,875
Georg Fischer AG, Registered Shares	13,669	1,035,450
Huber & Suhner AG, Registered Shares	7,230	591,962
Logitech International SA, Registered Shares	30,455	2,521,758
Lonza Group AG, Registered Shares	5,958	3,522,534
SFS Group AG	11,053	1,531,870
Sika AG, Registered Shares	22,745	5,416,134
Sonova Holding AG, Registered Shares	8,855	2,895,157
Stadler Rail AG	10,588	232,498
Straumann Holding AG, Registered Shares	12,609	1,589,604
Sulzer AG, Registered Shares	6,170	891,884
UBS Group AG, Registered Shares	778,942	23,834,551
VAT Group AG(b)	5,404	2,044,128
Total Switzerland		53,822,277
United Kingdom — 9.3%
Admiral Group PLC	123,609	4,093,121
Ashtead Group PLC	54,915	3,414,706
Auto Trader Group PLC(b)	59,594	591,860
B&M European Value Retail SA	804,203	3,696,364
Barratt Redrow PLC	414,092	2,282,397
Bellway PLC	54,839	1,711,514
Bytes Technology Group PLC	22,638	119,815
Compass Group PLC	278,908	9,298,482
Croda International PLC	31,729	1,345,111
Greggs PLC	16,689	582,310
Hays PLC	169,466	170,534
Howden Joinery Group PLC	123,960	1,231,889
Imperial Brands PLC	577,574	18,467,218
Inchcape PLC	122,956	1,184,954
InterContinental Hotels Group PLC	15,721	1,959,841
Intertek Group PLC	19,793	1,172,012
JD Sports Fashion PLC	215,899	259,306
Kainos Group PLC	12,281	124,430
Man Group PLC	445,857	1,197,191
MONY Group PLC	362,075	871,102
Next PLC	31,213	3,712,878
Persimmon PLC	91,256	1,369,182
RELX PLC	329,575	14,979,050
Renishaw PLC	13,756	583,168
Rightmove PLC	92,229	741,328
RS Group PLC	59,780	510,229
Sage Group PLC	192,135	3,063,218
Savills PLC	66,238	859,429
Softcat PLC	42,405	809,366
Spectris PLC	13,950	438,172
Spirax Group PLC	110	9,444
Telecom Plus PLC	32,213	693,102
Total United Kingdom		81,542,723
United States — 11.3%
BP PLC	8,874,194	43,678,176
CSL Ltd.	66,288	11,556,671
Experian PLC	77,260	3,333,396
GSK PLC	1,777,172	29,969,455
Roche Holding AG, Bearer Shares	36,199	10,808,772
Total United States		99,346,470
TOTAL COMMON STOCKS
(Cost: $834,379,104)		874,309,722
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $1,651,698)	1,651,698	1,651,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $3,152,632)	3,152,632	$3,152,632
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $839,183,434)		879,114,052
Other Liabilities less Assets — (0.1)%		(828,532)
NET ASSETS — 100.0%		$878,285,520

(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,296,087 and the total market value of the collateral held by the Fund was $3,471,079. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $318,447.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$874,309,722	$–	$–	$874,309,722
Mutual Fund	–	1,651,698	–	1,651,698
Investment of Cash Collateral for Securities Loaned	–	3,152,632	–	3,152,632
Total Investments in Securities	$874,309,722	$4,804,330	$–	$879,114,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 9.6%
Accent Group Ltd.	779,212	$1,128,931
Acrow Ltd.	695,239	471,351
Adairs Ltd.	353,588	591,095
Amotiv Ltd.	130,806	858,479
AMP Ltd.	1,655,365	1,624,498
ARB Corp. Ltd.	37,600	945,403
AUB Group Ltd.	62,383	1,205,083
Aussie Broadband Ltd.	182,313	404,107
Australian Clinical Labs Ltd.	237,132	505,062
Australian Ethical Investment Ltd.	218,733	728,606
Auswide Bank Ltd.	237,341	712,706
Autosports Group Ltd.	376,687	405,813
Baby Bunting Group Ltd.	185,574	193,029
Beacon Lighting Group Ltd.(a)	217,116	410,004
Bega Cheese Ltd.	168,928	603,495
Bisalloy Steel Group Ltd.	227,317	622,086
Cedar Woods Properties Ltd.	213,771	727,960
Centuria Capital Group	1,030,251	1,132,237
Champion Iron Ltd.	381,504	1,358,198
Codan Ltd.	109,930	1,095,817
Collins Foods Ltd.	97,636	438,877
Corporate Travel Management Ltd.	77,910	639,153
Cromwell Property Group	4,028,371	947,783
Dalrymple Bay Infrastructure Ltd.	996,476	2,221,086
Data#3 Ltd.	126,832	501,794
Dicker Data Ltd.	244,484	1,274,555
Domain Holdings Australia Ltd.	351,576	550,726
Domino's Pizza Enterprises Ltd.(a)	63,519	1,157,810
Downer EDI Ltd.	440,979	1,433,419
Elders Ltd.	202,760	898,858
EQT Holdings Ltd.	28,808	570,767
EVT Ltd.	143,978	1,014,459
G8 Education Ltd.	1,040,704	840,879
Gold Road Resources Ltd.	293,112	372,035
GR Engineering Services Ltd.	421,479	644,568
GrainCorp Ltd., Class A	217,397	987,974
Growthpoint Properties Australia Ltd.	1,121,203	1,652,179
GWA Group Ltd.	634,484	950,675
Hansen Technologies Ltd.	186,277	617,034
Helia Group Ltd.	542,413	1,501,183
Helloworld Travel Ltd.	244,199	295,588
Horizon Oil Ltd.	4,305,927	506,543
Iluka Resources Ltd.	194,169	607,110
Imdex Ltd.	268,083	385,082
Infomedia Ltd.	460,153	438,752
Ingenia Communities Group	310,079	879,293
Inghams Group Ltd.	564,215	1,110,882
Integral Diagnostics Ltd.	417,121	751,538
IPD Group Ltd.	152,872	366,298
IPH Ltd.	442,836	1,379,135
IVE Group Ltd.	386,000	501,883
Johns Lyng Group Ltd.(a)	166,344	385,190
Jumbo Interactive Ltd.	55,982	482,485
Kogan.com Ltd.	167,768	645,055
Lindsay Australia Ltd.	586,346	317,657
Lovisa Holdings Ltd.	101,718	1,899,438
Lycopodium Ltd.	82,330	506,688
Maas Group Holdings Ltd.	145,947	432,839
Macmahon Holdings Ltd.	2,610,386	557,596
Mader Group Ltd.(a)	107,625	401,149
Magellan Financial Group Ltd.	230,736	1,588,606
Metcash Ltd.	1,407,906	2,702,286
Monadelphous Group Ltd.	84,651	733,764
Monash IVF Group Ltd.	766,873	603,008
Myer Holdings Ltd.	920,498	701,010
MyState Ltd.(a)	240,432	663,931
nib holdings Ltd.	463,310	1,571,984
Nick Scali Ltd.(a)	119,302	1,108,727
NRW Holdings Ltd.	656,747	1,561,440
Objective Corp. Ltd.	48,220	474,104
oOh!media Ltd.	479,882	350,600
Orora Ltd.	1,116,756	1,700,942
Paragon Care Ltd.*	1,503,485	446,824
Perenti Ltd.	1,068,816	923,152
Perpetual Ltd.	139,172	1,713,889
Perseus Mining Ltd.	563,184	896,147
Pinnacle Investment Management Group Ltd.	156,632	2,215,964
Platinum Asset Management Ltd.(a)	1,210,734	517,242
Propel Funeral Partners Ltd.(a)	86,868	315,714
PWR Holdings Ltd.	32,420	157,773
Ramelius Resources Ltd.	768,572	985,033
Redox Ltd.	539,608	1,523,489
Regal Partners Ltd.	312,789	726,238
Regis Healthcare Ltd.	255,877	950,558
Ridley Corp. Ltd.	426,937	713,713
Service Stream Ltd.	735,056	709,972
SG Fleet Group Ltd.	572,163	1,208,009
Shaver Shop Group Ltd.	458,615	373,396
Sigma Healthcare Ltd.	412,116	668,524
SmartGroup Corp. Ltd.	160,165	770,521
Southern Cross Electrical Engineering Ltd.	434,892	421,397
SRG Global Ltd.(a)	1,127,143	966,551
Stanmore Resources Ltd.	1,141,011	2,126,436
Tasmea Ltd.	281,506	540,313
Universal Store Holdings Ltd.	124,152	659,534
Ventia Services Group Pty. Ltd.	1,079,607	2,406,380
Vulcan Steel Ltd.	115,800	483,959
Waypoint REIT Ltd.	719,100	1,037,388
Westgold Resources Ltd.	215,428	377,472
Total Australia		86,385,965
Austria — 0.4%
Kontron AG(a)	53,616	1,080,407
Oesterreichische Post AG(a)	46,634	1,390,738
Schoeller-Bleckmann Oilfield Equipment AG	37,556	1,158,899
Total Austria		3,630,044
Belgium — 1.4%
Barco NV	81,212	881,316
Bekaert SA	61,310	2,124,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
Cofinimmo SA	76,958	$4,430,765
Deceuninck NV	167,446	421,338
Fagron	37,260	646,647
Ion Beam Applications	25,936	360,417
Kinepolis Group NV	14,915	608,513
Recticel SA	48,921	530,893
Tessenderlo Group SA	58,711	1,149,030
Xior Student Housing NV	47,724	1,465,250
Total Belgium		12,618,427
China — 0.3%
Kerry Logistics Network Ltd.	1,186,500	1,050,872
Morimatsu International Holdings Co. Ltd.	876,000	493,937
VSTECS Holdings Ltd.	1,828,000	1,223,695
Total China		2,768,504
Denmark — 1.7%
Cementir Holding NV	145,104	1,583,690
Chemometec AS	8,738	589,926
Dfds AS	35,502	658,120
Matas AS	21,434	402,989
Spar Nord Bank AS	153,548	4,392,203
Sydbank AS	136,520	7,203,621
Total Denmark		14,830,549
Finland — 2.1%
Aktia Bank OYJ	48,106	458,785
Anora Group OYJ	182,416	536,453
Harvia OYJ	14,502	643,471
Kamux Corp.	139,762	382,070
Lassila & Tikanoja OYJ	16,452	134,074
Mandatum OYJ	760,172	3,526,468
Marimekko OYJ	32,216	404,319
Nokian Renkaat OYJ	187,435	1,425,777
Oma Saastopankki OYJ(a)	55,948	614,102
Outokumpu OYJ	695,995	2,093,642
Puuilo OYJ	125,064	1,323,528
Raisio OYJ, Class V	264,380	589,965
Sanoma OYJ	104,463	829,675
Talenom OYJ(a)	80,039	336,494
Terveystalo OYJ(b)	79,915	870,551
TietoEVRY OYJ	199,274	3,512,047
Tokmanni Group Corp.	108,322	1,358,348
Total Finland		19,039,769
France — 2.8%
ABC arbitrage(a)	138,452	686,728
Bonduelle SCA	28,238	193,572
Catana Group(a)	70,255	367,383
Cie des Alpes	71,701	1,125,575
Coface SA	310,652	4,625,761
Derichebourg SA	149,553	829,287
Etablissements Maurel & Prom SA	241,349	1,419,528
Fnac Darty SA	16,938	500,747
Forvia SE	261,609	2,351,378
GL Events SACA(a)	32,850	625,898
IPSOS SA	50,526	2,402,520
Manitou BF SA	54,134	940,616
Mersen SA	32,674	696,979
Metropole Television SA	148,842	1,732,375
Opmobility	219,658	2,281,382
Quadient SA	29,349	570,133
Television Francaise 1 SA	217,533	1,647,743
Vicat SACA	55,550	2,108,182
Total France		25,105,787
Georgia — 0.7%
Bank of Georgia Group PLC	50,304	2,967,334
TBC Bank Group PLC	73,145	2,858,132
Total Georgia		5,825,466
Germany — 2.7%
7C Solarparken AG(a)	93,401	183,762
AIXTRON SE	83,997	1,323,819
Bilfinger SE	35,923	1,720,420
Cancom SE	41,367	995,498
Dermapharm Holding SE	37,236	1,499,901
Deutz AG	165,978	694,012
Duerr AG	55,096	1,223,193
ElringKlinger AG(a)	41,962	182,497
GFT Technologies SE	10,734	245,643
Hamborner REIT AG	110,150	718,580
Indus Holding AG(a)	40,084	842,592
Instone Real Estate Group SE(b)	52,605	460,837
Jenoptik AG	17,878	415,424
Lanxess AG	14,990	366,012
M1 Kliniken AG	31,826	547,067
MLP SE	103,869	659,320
Norma Group SE	31,711	490,581
PNE AG(a)	27,080	310,698
RENK Group AG*	46,094	875,088
SAF-Holland SE	77,333	1,183,558
Sirius Real Estate Ltd.	2,613,836	2,569,751
SMA Solar Technology AG(a)	44,839	629,601
Suedzucker AG(a)	456,606	4,907,825
Wacker Neuson SE	93,180	1,412,583
Total Germany		24,458,262
Hong Kong — 3.5%
Cafe de Coral Holdings Ltd.	1,372,000	1,379,427
Dah Sing Banking Group Ltd.	740,800	782,003
Dah Sing Financial Holdings Ltd.	441,829	1,598,285
Guotai Junan International Holdings Ltd.	6,032,000	869,707
Hang Lung Group Ltd.	1,987,000	2,675,612
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,826,000	808,440
Johnson Electric Holdings Ltd.	1,084,500	1,521,772
Luk Fook Holdings International Ltd.(a)	1,050,000	1,938,349
Nissin Foods Co. Ltd.(a)	1,042,000	804,846
Pacific Basin Shipping Ltd.	4,409,000	930,845
Stella International Holdings Ltd.	1,945,000	4,086,329
SUNeVision Holdings Ltd.	1,787,000	982,304
Swire Pacific Ltd., Class B	2,540,000	3,662,227
Tam Jai International Co. Ltd.	7,181,000	721,063
United Laboratories International Holdings Ltd.	1,960,000	3,118,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
Vitasoy International Holdings Ltd.	542,000	$710,298
Viva Goods Company Ltd.	7,560,000	593,670
VTech Holdings Ltd.	637,700	4,334,549
Total Hong Kong		31,518,387
Indonesia — 0.9%
Bumitama Agri Ltd.	1,299,900	833,758
First Pacific Co. Ltd.	6,494,000	3,770,356
First Resources Ltd.	1,303,500	1,423,703
Nickel Industries Ltd.	4,469,972	2,283,257
Total Indonesia		8,311,074
Ireland — 0.5%
C&C Group PLC	241,117	440,884
Cairn Homes PLC	688,880	1,658,505
Dalata Hotel Group PLC	185,834	898,653
Kenmare Resources PLC	221,366	881,619
Origin Enterprises PLC	177,235	503,781
Uniphar PLC*	146,379	321,340
Total Ireland		4,704,782
Israel — 5.2%
Altshuler Shaham Finance Ltd.	523,235	925,514
Amot Investments Ltd.(a)	553,865	3,137,451
Ashdod Refinery Ltd.	48,058	704,182
Ashtrom Group Ltd.*^	1	10
AudioCodes Ltd.	34,527	342,081
Aura Investments Ltd.	72,688	432,300
Automatic Bank Services Ltd.	102,869	697,058
Electra Real Estate Ltd.	20,482	245,819
Energix-Renewable Energies Ltd.	254,684	873,726
FIBI Holdings Ltd.	51,565	2,639,351
Fox Wizel Ltd.	13,995	1,148,438
Gav-Yam Lands Corp. Ltd.	77,483	606,909
Harel Insurance Investments & Financial Services Ltd.	278,496	3,851,471
Hilan Ltd.(a)	11,456	680,069
IDI Insurance Co. Ltd.	33,481	1,184,444
Israel Canada TR Ltd.	147,676	572,279
Isramco Negev 2 LP(a)	3,315,583	1,726,198
Magic Software Enterprises Ltd.	72,099	879,558
Matrix IT Ltd.	67,948	1,594,433
Max Stock Ltd.	203,197	644,114
Maytronics Ltd.	161,624	433,953
Mediterranean Towers Ltd.	215,963	595,081
Mega Or Holdings Ltd.	26,335	836,961
MENIF - Financial Services Ltd.	102,550	445,814
Menora Mivtachim Holdings Ltd.	55,731	2,277,482
Migdal Insurance & Financial Holdings Ltd.(a)	304,142	572,366
Mivne Real Estate KD Ltd.	338,830	1,012,682
Next Vision Stabilized Systems Ltd.	69,433	1,151,738
Oil Refineries Ltd.	7,487,448	1,931,635
One Software Technologies Ltd.(a)	69,919	1,312,738
Paz Retail & Energy Ltd.^	1	71
Plus500 Ltd.	135,141	4,583,306
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(a)	25,316	1,717,540
Ratio Energies Finance LP	459,440	429,852
Retailors Ltd.	37,203	757,915
Sapiens International Corp. NV	23,507	636,440
Shufersal Ltd.	124,859	1,300,454
Sisram Medical Ltd.(a)(b)	610,800	297,224
Strauss Group Ltd.(a)	100,441	1,900,954
Tamar Petroleum Ltd.(a)(b)	122,583	792,291
Tel Aviv Stock Exchange Ltd.	45,029	522,011
Total Israel		46,393,913
Italy — 4.2%
Alerion Cleanpower SpA	50,515	836,933
Anima Holding SpA(b)	454,041	3,117,157
Arnoldo Mondadori Editore SpA	534,770	1,173,959
Ascopiave SpA	295,990	842,869
Banca IFIS SpA	108,976	2,390,050
Cairo Communication SpA	356,644	902,950
Carel Industries SpA(b)	38,541	739,917
d'Amico International Shipping SA	184,042	768,019
Danieli & C Officine Meccaniche SpA	22,215	555,538
Danieli & C Officine Meccaniche SpA, RSP	11,508	228,321
Datalogic SpA	91,127	483,134
El.En. SpA	50,257	607,840
Enav SpA(b)	912,978	3,855,295
Ferretti SpA(a)	287,080	836,819
Fiera Milano SpA	121,405	561,946
Illimity Bank SpA(a)	145,425	495,132
IMMSI SpA	576,183	314,428
Industrie De Nora SpA(a)	57,293	449,105
Intercos SpA	42,776	616,580
Italian Sea Group SpA	77,975	598,306
Iveco Group NV	139,483	1,349,020
Maire SpA	299,915	2,565,242
MARR SpA(a)	77,764	810,078
MFE-MediaForEurope NV, Class A	595,519	1,819,147
Orsero SpA	17,749	233,414
OVS SpA(b)	246,601	867,697
Piaggio & C SpA(a)	639,929	1,444,569
RAI Way SpA(b)	427,034	2,432,065
Sanlorenzo SpA	20,468	689,885
Sesa SpA	7,498	483,320
Sogefi SpA	432,719	890,784
Technogym SpA(b)	174,749	1,890,955
Wiit SpA(a)	22,949	459,590
Zignago Vetro SpA(a)	137,691	1,340,243
Total Italy		37,650,307
Japan — 28.3%
77 Bank Ltd.	40,000	1,157,292
Adastria Co. Ltd.	17,300	381,423
ADEKA Corp.	47,601	857,914
Aeon Delight Co. Ltd.	19,500	539,116
Ai Holdings Corp.	36,900	501,047
Aica Kogyo Co. Ltd.	69,500	1,460,225
Aisan Industry Co. Ltd.	64,300	721,718
AIT Corp.	36,800	402,280
Alinco, Inc.	3,700	24,979
Alleanza Holdings Co. Ltd.	22,400	159,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
Alps Alpine Co. Ltd.	83,600	$857,756
Amano Corp.	56,900	1,551,752
Anritsu Corp.	31,100	279,021
AOKI Holdings, Inc.	31,200	265,625
Aoyama Trading Co. Ltd.	64,400	926,088
Arcs Co. Ltd.	42,200	699,216
ARE Holdings, Inc.	64,400	700,713
Ariake Japan Co. Ltd.	14,100	501,521
Artience Co. Ltd.	24,700	495,855
As One Corp.	25,800	435,198
Asanuma Corp.	150,000	637,567
ASKUL Corp.	32,700	350,387
Autobacs Seven Co. Ltd.	42,403	396,078
Bando Chemical Industries Ltd.	70,400	856,035
Baroque Japan Ltd.	95,100	483,488
Bunka Shutter Co. Ltd.	44,000	544,541
C Uyemura & Co. Ltd.	8,300	577,240
Canon Electronics, Inc.	22,300	339,693
Casio Computer Co. Ltd.	137,000	1,143,265
Central Glass Co. Ltd.	16,300	344,337
Chori Co. Ltd.	29,700	736,075
Chugin Financial Group, Inc.	133,100	1,388,082
Chugoku Electric Power Co., Inc.	233,100	1,352,532
Chugoku Marine Paints Ltd.	33,900	511,218
Citizen Watch Co. Ltd.	143,800	854,602
Computer Engineering & Consulting Ltd.	14,100	179,435
Daicel Corp.	215,500	1,928,613
Dai-Dan Co. Ltd.	27,700	680,338
Daido Steel Co. Ltd.	155,955	1,178,891
Daiei Kankyo Co. Ltd.	15,100	277,768
Daihen Corp.	14,100	725,814
Daiichikosho Co. Ltd.	51,400	602,436
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,800	246,373
Daio Paper Corp.	41,000	217,053
Daiseki Co. Ltd.	14,100	323,431
Daishi Hokuetsu Financial Group, Inc.	38,280	703,927
Daiwabo Holdings Co. Ltd.	49,400	970,335
DCM Holdings Co. Ltd.	61,100	556,727
Denka Co. Ltd.	45,000	638,951
Dentsu Soken, Inc.	23,000	856,134
Dexerials Corp.	70,000	1,100,821
DIC Corp.	44,500	958,183
Dip Corp.	14,100	224,653
Dowa Holdings Co. Ltd.	18,400	521,700
DTS Corp.	29,300	782,091
Eagle Industry Co. Ltd.	51,300	673,729
Earth Corp.	14,100	502,418
EDION Corp.	45,800	521,938
Eiken Chemical Co. Ltd.	9,700	132,391
Elecom Co. Ltd.	29,200	276,839
en Japan, Inc.	16,500	222,681
ES-Con Japan Ltd.	99,700	618,526
Exedy Corp.	23,300	652,329
EXEO Group, Inc.	119,200	1,313,657
Ezaki Glico Co. Ltd.	18,100	540,604
Feed One Co. Ltd.	31,800	161,671
Financial Partners Group Co. Ltd.	78,800	1,451,553
Food & Life Cos. Ltd.	16,600	353,209
FP Corp.	18,400	327,116
FP Partner, Inc.(a)	11,100	145,354
France Bed Holdings Co. Ltd.	33,500	278,385
Fudo Tetra Corp.	28,100	382,629
Fuji Corp. Ltd.	99,900	507,891
Fuji Oil Holdings, Inc.	28,400	641,512
Fuji Pharma Co. Ltd.	47,400	482,264
Fuji Seal International, Inc.	38,000	614,635
Fujimi, Inc.	31,323	480,129
Fujitec Co. Ltd.	51,800	2,025,065
Fukuda Denshi Co. Ltd.	12,700	587,484
Fukuyama Transporting Co. Ltd.	16,000	376,686
Funai Soken Holdings, Inc.	33,100	503,366
Furukawa Electric Co. Ltd.	25,200	1,071,914
Furyu Corp.	25,100	177,278
Futaba Industrial Co. Ltd.	37,100	170,439
Future Corp.	42,300	498,470
Gecoss Corp.	86,700	562,700
Glory Ltd.	27,377	452,044
Godo Steel Ltd.	19,100	482,483
Goldwin, Inc.	16,300	917,368
GS Yuasa Corp.	27,300	460,501
Gunma Bank Ltd.	265,000	1,797,468
H2O Retailing Corp.	49,700	731,459
Hakuto Co. Ltd.	29,400	824,046
Hanwa Co. Ltd.	25,500	808,030
Hazama Ando Corp.	116,100	879,098
Heiwa Corp.	48,919	757,317
Heiwa Real Estate Co. Ltd.	20,000	554,849
Hirogin Holdings, Inc.	170,300	1,260,779
Hochiki Corp.	25,200	417,381
Hogy Medical Co. Ltd.	14,100	426,158
Hokkaido Electric Power Co., Inc.	75,700	401,717
Hokkaido Gas Co. Ltd.	114,200	405,470
Horiba Ltd.	25,700	1,496,605
House Foods Group, Inc.	47,600	877,129
HU Group Holdings, Inc.	45,300	737,609
Hyakujushi Bank Ltd.	23,900	498,043
Ichibanya Co. Ltd.	80,100	521,904
Ichigo, Inc.	169,800	406,241
IDOM, Inc.	53,900	388,577
Iino Kaiun Kaisha Ltd.	118,800	887,447
Inaba Denki Sangyo Co. Ltd.	48,900	1,218,766
Inabata & Co. Ltd.	42,200	894,159
Itochu Enex Co. Ltd.	84,801	884,378
Itoham Yonekyu Holdings, Inc.	34,400	866,785
Izumi Co. Ltd.	29,300	600,505
JAC Recruitment Co. Ltd.	168,400	755,421
Japan Aviation Electronics Industry Ltd.	37,200	705,134
Japan Lifeline Co. Ltd.	54,200	475,578
Japan Securities Finance Co. Ltd.	42,300	553,377
Japan Steel Works Ltd.	20,200	742,655
Japan Transcity Corp.	42,300	275,343
Jeol Ltd.	12,200	437,511
Joyful Honda Co. Ltd.	60,000	705,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
JTEKT Corp.	244,100	$1,831,993
Juroku Financial Group, Inc.	30,300	825,172
JVCKenwood Corp.	65,300	725,671
Kaga Electronics Co. Ltd.	43,600	803,143
Kagome Co. Ltd.	20,500	387,929
Kamigumi Co. Ltd.	68,900	1,501,105
Kanamoto Co. Ltd.	14,300	305,727
Kaneka Corp.	25,700	613,883
Kanematsu Corp.	70,300	1,177,780
Katitas Co. Ltd.	21,000	303,722
Kato Sangyo Co. Ltd.	27,100	778,547
Keihan Holdings Co. Ltd.	38,100	802,437
Keikyu Corp.	98,500	817,282
KH Neochem Co. Ltd.	15,800	204,789
Ki-Star Real Estate Co. Ltd.	2,800	76,877
Kitz Corp.	66,100	478,211
Koatsu Gas Kogyo Co. Ltd.	29,400	152,837
Kojima Co. Ltd.	24,200	159,681
Kokuyo Co. Ltd.	70,200	1,249,360
KOMEDA Holdings Co. Ltd.	35,300	636,999
Komeri Co. Ltd.	26,700	561,488
Konoike Transport Co. Ltd.	20,700	406,993
Krosaki Harima Corp.	30,400	494,222
K's Holdings Corp.	77,800	697,012
Kumagai Gumi Co. Ltd.	23,900	605,256
Kumiai Chemical Industry Co. Ltd.	59,200	283,268
Kurabo Industries Ltd.	14,695	537,645
Kureha Corp.	27,600	504,899
KYB Corp.	53,400	998,617
Kyoei Steel Ltd.	42,300	494,164
Kyokuto Kaihatsu Kogyo Co. Ltd.	39,400	639,786
Kyorin Pharmaceutical Co. Ltd.	30,890	295,810
LEC, Inc.	14,100	115,736
Leopalace21 Corp.	141,100	531,504
Life Corp.	23,900	534,541
Lintec Corp.	31,830	620,762
Mabuchi Motor Co. Ltd.	94,300	1,347,957
Macnica Holdings, Inc.	139,400	1,636,948
Makino Milling Machine Co. Ltd.	12,400	848,180
Mani, Inc.	19,000	218,580
Marubun Corp.	5,300	37,231
Maruha Nichiro Corp.	40,900	790,362
Maruzen Showa Unyu Co. Ltd.	7,700	299,357
Matsui Securities Co. Ltd.	420,440	2,182,992
Max Co. Ltd.	40,000	895,902
MCJ Co. Ltd.	51,300	468,411
Megmilk Snow Brand Co. Ltd.	26,000	456,936
MEITEC Group Holdings, Inc.	113,800	2,146,965
Micronics Japan Co. Ltd.	15,300	367,508
Mirait One Corp.	55,200	808,542
Mirarth Holdings, Inc.	140,500	461,301
Mitsubishi Materials Corp.	95,800	1,466,320
Mitsubishi Shokuhin Co. Ltd.	27,800	887,987
Mitsuboshi Belting Ltd.	42,300	1,076,610
Mitsui DM Sugar Holdings Co. Ltd.	36,100	776,393
Mitsui Mining & Smelting Co. Ltd.	33,564	996,712
Mitsui-Soko Holdings Co. Ltd.	5,800	273,836
Mizuho Medy Co. Ltd.	33,100	316,131
Mizuno Corp.	13,900	792,466
Mochida Pharmaceutical Co. Ltd.	14,400	322,525
Monex Group, Inc.	210,900	1,292,293
Morinaga & Co. Ltd.	30,000	518,548
Morinaga Milk Industry Co. Ltd.	31,700	590,492
Musashi Seimitsu Industry Co. Ltd.	34,600	871,825
Musashino Bank Ltd.	31,000	591,754
Nagase & Co. Ltd.	55,200	1,132,731
Nagoya Railroad Co. Ltd.	57,400	640,071
Nakayama Steel Works Ltd.	67,600	322,601
Nankai Electric Railway Co. Ltd.	60,300	952,499
Nanto Bank Ltd.	15,100	309,859
Nichias Corp.	32,800	1,168,328
Nichicon Corp.	20,300	141,697
Nichiha Corp.	27,400	509,086
Nifco, Inc.	32,300	786,948
Nihon Kohden Corp.	38,700	530,906
Nihon M&A Center Holdings, Inc.	163,600	688,294
Nihon Nohyaku Co. Ltd.	26,300	117,811
Nikkon Holdings Co. Ltd.	83,600	1,084,630
Nippn Corp.	67,400	937,493
Nippon Air Conditioning Services Co. Ltd.	64,600	434,065
Nippon Carbon Co. Ltd.	10,500	293,634
Nippon Denko Co. Ltd.	21,600	39,170
Nippon Electric Glass Co. Ltd.	64,100	1,374,912
Nippon Gas Co. Ltd.	133,500	1,842,463
Nippon Kanzai Holdings Co. Ltd.	34,600	590,023
Nippon Kayaku Co. Ltd.	85,999	702,613
Nippon Road Co. Ltd.	20,300	229,919
Nippon Shinyaku Co. Ltd.	32,300	819,831
Nippon Shokubai Co. Ltd.	64,800	789,590
Nippon Soda Co. Ltd.	52,800	976,981
Nippon Yakin Kogyo Co. Ltd.	16,100	411,822
Nipro Corp.	55,200	525,798
Nishimatsu Construction Co. Ltd.	23,800	793,535
Nishi-Nippon Railroad Co. Ltd.	12,200	176,060
Nishio Holdings Co. Ltd.	16,400	493,064
Nisshin Oillio Group Ltd.	21,700	713,852
Nissin Corp.	13,600	401,094
Nissui Corp.	168,000	961,435
Nitto Kogyo Corp.	61,000	1,123,664
Noevir Holdings Co. Ltd.	29,200	909,481
Nohmi Bosai Ltd.	12,200	258,113
Nomura Micro Science Co. Ltd.(a)	14,100	207,337
Noritake Co. Ltd.	32,800	828,557
North Pacific Bank Ltd.	169,100	492,796
NS United Kaiun Kaisha Ltd.	23,500	606,341
NSD Co. Ltd.	54,800	1,178,221
NSK Ltd.	439,900	1,922,673
NTN Corp.	205,800	333,528
Obara Group, Inc.	10,700	272,674
Ogaki Kyoritsu Bank Ltd.	48,900	602,382
Ohsho Food Service Corp.	22,500	436,657
Okamura Corp.	68,200	895,244
Okinawa Cellular Telephone Co.	41,100	1,137,599
OKUMA Corp.	30,000	650,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
Okumura Corp.	25,400	$636,778
Onward Holdings Co. Ltd.	93,000	349,135
Open Up Group, Inc.	42,300	482,321
Organo Corp.	14,100	735,683
Osaka Soda Co. Ltd.	21,500	273,059
OSG Corp.	49,700	586,464
PAL GROUP Holdings Co. Ltd.	17,300	336,291
PALTAC Corp.	14,100	391,348
Paramount Bed Holdings Co. Ltd.	32,600	561,518
Penta-Ocean Construction Co. Ltd.	126,500	526,815
PHC Holdings Corp.	75,700	463,371
Pigeon Corp.	67,900	629,056
PILLAR Corp.	18,900	520,724
Pilot Corp.	14,100	436,206
Pola Orbis Holdings, Inc.	162,400	1,476,645
Press Kogyo Co. Ltd.	132,100	471,546
Prima Meat Packers Ltd.	42,300	598,057
Raito Kogyo Co. Ltd.	12,000	169,509
Relo Group, Inc.	65,600	804,973
Rengo Co. Ltd.	104,000	579,689
Resorttrust, Inc.	42,200	843,678
Restar Corp.	18,300	302,167
Riso Kagaku Corp.	50,800	519,119
Roland Corp.	14,100	351,693
Rorze Corp.	25,000	243,383
Round One Corp.	70,600	589,831
Ryobi Ltd.	14,100	204,107
S Foods, Inc.	22,500	391,846
Sakai Chemical Industry Co. Ltd.	20,500	342,014
Sakai Moving Service Co. Ltd.	24,400	384,258
San-A Co. Ltd.	31,700	586,155
San-Ai Obbli Co. Ltd.	64,100	772,903
Sangetsu Corp.	55,100	1,049,691
San-In Godo Bank Ltd.	108,200	870,915
Sanki Engineering Co. Ltd.	72,100	1,452,001
Sankyu, Inc.	38,000	1,323,085
Sanshin Electronics Co. Ltd.	29,500	369,970
Santec Holdings Corp.	8,600	405,485
Sanyo Chemical Industries Ltd.	14,100	369,636
Sanyo Denki Co. Ltd.	500	28,983
Sawai Group Holdings Co. Ltd.	41,900	573,472
Scroll Corp.	73,500	504,155
Seika Corp.	15,600	481,420
Seikitokyu Kogyo Co. Ltd.	62,800	623,764
Seiko Group Corp.	14,100	439,167
Seiren Co. Ltd.	28,500	507,944
Senko Group Holdings Co. Ltd.	57,200	542,301
Senshu Electric Co. Ltd.	9,800	306,484
Senshu Ikeda Holdings, Inc.	154,700	389,801
Seria Co. Ltd.	20,400	365,658
Seven Bank Ltd.	779,300	1,545,608
Shibaura Machine Co. Ltd.	14,100	321,637
Shibaura Mechatronics Corp.	4,100	208,704
Shikoku Electric Power Co., Inc.	172,900	1,358,138
Shin Nippon Air Technologies Co. Ltd.	28,200	366,227
Shinagawa Refractories Co. Ltd.	24,300	271,976
Shin-Etsu Polymer Co. Ltd.	56,400	591,418
Ship Healthcare Holdings, Inc.	20,900	293,233
Shizuoka Gas Co. Ltd.	96,300	655,644
SHO-BOND Holdings Co. Ltd.	49,400	1,641,113
Shoei Co. Ltd.	25,300	362,693
Sinfonia Technology Co. Ltd.	8,800	359,481
SKY Perfect JSAT Holdings, Inc.	154,600	894,193
Sotetsu Holdings, Inc.	40,000	634,894
Star Micronics Co. Ltd.	19,200	230,654
Starts Corp., Inc.	42,200	1,020,361
Sumida Corp.	51,800	292,356
Sumitomo Bakelite Co. Ltd.	40,200	990,932
Sumitomo Mitsui Construction Co. Ltd.	24,300	63,858
Sumitomo Osaka Cement Co. Ltd.	15,100	318,699
Sumitomo Riko Co. Ltd.	50,700	525,195
Sun Frontier Fudousan Co. Ltd.	39,600	490,338
Sun-Wa Technos Corp.	2,600	37,356
Suruga Bank Ltd.	88,400	634,482
Suzuden Corp.	7,100	84,978
Suzuken Co. Ltd.	20,300	611,867
SWCC Corp.	8,100	391,703
Systena Corp.	205,500	474,653
T Hasegawa Co. Ltd.	17,600	347,722
Tachibana Eletech Co. Ltd.	16,600	277,371
Tachi-S Co. Ltd.	41,700	462,744
Taiheiyo Cement Corp.	49,600	1,132,064
Taikisha Ltd.	16,800	534,487
Taiyo Holdings Co. Ltd.	30,400	793,077
Takara Holdings, Inc.	79,900	688,881
Takara Standard Co. Ltd.	56,400	606,849
Takasago Thermal Engineering Co. Ltd.	58,800	2,377,292
Takashimaya Co. Ltd.	92,900	747,172
Takeuchi Manufacturing Co. Ltd.	33,400	1,058,361
Takuma Co. Ltd.	45,400	479,248
Tama Home Co. Ltd.	27,000	612,465
Tamron Co. Ltd.	26,900	769,378
Tayca Corp.	14,100	141,664
TechnoPro Holdings, Inc.	40,300	759,792
Teijin Ltd.	37,000	315,004
Teikoku Electric Manufacturing Co. Ltd.	15,300	277,261
TKC Corp.	27,100	655,256
Toagosei Co. Ltd.	89,400	862,372
Tocalo Co. Ltd.	60,300	714,422
Toda Corp.	154,900	948,659
Toho Bank Ltd.	205,500	385,737
Toho Holdings Co. Ltd.	14,100	383,094
Tohokushinsha Film Corp.	140,800	556,355
TOKAI Holdings Corp.	70,700	436,814
Tokai Rika Co. Ltd.	45,722	663,021
Tokai Tokyo Financial Holdings, Inc.	210,800	663,948
Tokuyama Corp.	35,800	600,805
Tokyo Electron Device Ltd.	16,000	311,021
Tokyo Kiraboshi Financial Group, Inc.	22,100	641,232
Tokyo Steel Manufacturing Co. Ltd.	70,300	666,946
Tokyo Tekko Co. Ltd.	6,300	268,580
Tokyotokeiba Co. Ltd.	14,100	407,317
Tokyu Construction Co. Ltd.	43,400	199,105
Tomoku Co. Ltd.	15,200	224,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
Tomy Co. Ltd.	42,300	$1,221,952
Topy Industries Ltd.	8,100	103,131
Tosei Corp.	28,800	461,430
Totetsu Kogyo Co. Ltd.	26,900	575,108
Towa Pharmaceutical Co. Ltd.	23,500	501,670
Toyo Construction Co. Ltd.	101,100	873,592
Toyo Seikan Group Holdings Ltd.	123,200	1,886,490
Toyo Tanso Co. Ltd.	14,100	383,991
Toyo Tire Corp.	140,300	2,183,149
Toyobo Co. Ltd.	64,300	395,636
Toyoda Gosei Co. Ltd.	99,700	1,764,543
Toyota Boshoku Corp.	163,100	2,130,595
Transcosmos, Inc.	19,000	404,397
Trusco Nakayama Corp.	32,500	485,349
Tsubakimoto Chain Co.	106,400	1,324,245
Tsumura & Co.	35,001	1,048,516
UACJ Corp.	18,000	610,461
UBE Corp.	58,100	891,130
Ulvac, Inc.	15,300	600,279
Universal Entertainment Corp.	32,700	215,559
Valor Holdings Co. Ltd.	42,200	588,587
Valqua Ltd.	22,500	468,153
VT Holdings Co. Ltd.	153,300	485,769
Wacoal Holdings Corp.	24,300	835,718
Wellneo Sugar Co. Ltd.	59,600	842,652
West Holdings Corp.(a)	14,100	162,658
Workman Co. Ltd.(a)	22,700	643,475
Xebio Holdings Co. Ltd.	38,200	277,823
YAMABIKO Corp.	42,300	686,070
Yamagata Bank Ltd.	7,000	44,630
Yamaguchi Financial Group, Inc.	98,300	1,026,095
Yamaichi Electronics Co. Ltd.	17,000	250,846
Yamazen Corp.	77,100	684,854
Yellow Hat Ltd.	13,900	237,563
Yokogawa Bridge Holdings Corp.	42,300	759,548
Yokorei Co. Ltd.	9,000	48,848
Yuasa Trading Co. Ltd.	18,400	518,071
Yurtec Corp.	53,700	532,353
Zeon Corp.	152,300	1,452,645
Total Japan		253,925,165
Jersey — 0.3%
Ithaca Energy PLC	1,664,171	2,300,965
JTC PLC(b)	66,877	824,167
Total Jersey		3,125,132
Malaysia — 0.0%
Frencken Group Ltd.	471,500	390,555
Netherlands — 1.0%
Brunel International NV(a)	83,417	783,451
Corbion NV	35,902	803,013
ForFarmers NV	179,352	625,873
Fugro NV	66,392	1,149,482
Kendrion NV	42,631	459,102
Koninklijke BAM Groep NV	261,206	1,135,470
Koninklijke Heijmans NV	33,963	1,109,572
PostNL NV(a)	762,463	822,691
Sligro Food Group NV	54,411	627,656
Wereldhave NV	117,694	1,676,961
Total Netherlands		9,193,271
Norway — 5.2%
ABG Sundal Collier Holding ASA	1,043,389	650,433
AF Gruppen ASA	54,832	716,458
Aker Solutions ASA	468,138	1,281,909
AMSC ASA	255,099	583,990
Austevoll Seafood ASA	217,025	1,868,838
Avance Gas Holding Ltd.(a)(b)	190,536	1,372,314
Belships ASA	708,711	1,254,262
Bonheur ASA	35,367	812,759
Borregaard ASA	46,885	752,977
Bouvet ASA	82,242	553,960
Deep Value Driller AS	343,113	489,413
Elmera Group ASA(b)	211,320	710,767
Europris ASA(b)	227,049	1,453,373
Golden Ocean Group Ltd.	345,512	3,029,411
Hoegh Autoliners ASA	664,556	6,623,705
Kid ASA(b)	60,878	718,271
Kitron ASA	122,431	364,576
Klaveness Combination Carriers ASA(b)	147,654	968,555
Leroy Seafood Group ASA	588,461	2,547,138
MPC Container Ships ASA	1,013,578	1,850,033
NORBIT ASA	80,922	688,283
Norconsult Norge AS	222,684	867,611
Odfjell Drilling Ltd.	279,961	1,264,556
Panoro Energy ASA	166,764	408,197
Pexip Holding ASA	122,884	474,988
Protector Forsikring ASA	25,569	641,625
Rana Gruber ASA	159,403	1,070,888
Reach Subsea ASA	609,369	422,795
SpareBank 1 Nord Norge	144,302	1,568,888
SpareBank 1 Oestlandet	50,599	702,403
SpareBank 1 SMN	161,227	2,432,029
Sparebanken Vest	115,799	1,444,766
Stolt-Nielsen Ltd.	98,559	2,507,940
TGS ASA	263,006	2,626,042
Veidekke ASA	99,632	1,247,445
Total Norway		46,971,598
Portugal — 1.3%
Altri SGPS SA	259,457	1,431,999
Corticeira Amorim SGPS SA	94,478	787,547
CTT-Correios de Portugal SA	192,558	1,076,727
NOS SGPS SA	803,805	2,771,693
REN - Redes Energeticas Nacionais SGPS SA	943,537	2,227,634
Semapa-Sociedade de Investimento & Gestao	66,770	980,410
Sonae SGPS SA	2,621,446	2,481,060
Total Portugal		11,757,070
Singapore — 3.2%
Aztech Global Ltd.	2,070,000	1,069,748
BW LPG Ltd.(b)	323,975	3,574,255
Centurion Corp. Ltd.	1,132,200	796,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
China Aviation Oil Singapore Corp. Ltd.	902,200	$605,126
ComfortDelGro Corp. Ltd.	2,993,200	3,247,278
CSE Global Ltd.	1,609,658	489,670
Delfi Ltd.	926,700	529,853
Digital Core REIT Management Pte. Ltd.	2,118,900	1,228,962
Food Empire Holdings Ltd.*	827,500	600,517
Geo Energy Resources Ltd.	2,679,800	579,491
Hong Fok Corp. Ltd.	584,100	351,094
Hong Leong Asia Ltd.	627,600	418,645
iFAST Corp. Ltd.	96,500	524,164
Keppel Infrastructure Trust	9,947,941	3,281,464
Netlink NBN Trust	4,526,600	2,886,778
Propnex Ltd.	455,200	315,323
Riverstone Holdings Ltd.	1,814,600	1,449,871
Sheng Siong Group Ltd.	1,973,500	2,372,482
SIA Engineering Co. Ltd.	732,600	1,272,733
StarHub Ltd.	1,752,000	1,553,966
UMS Integration Ltd.	795,898	600,920
Wing Tai Holdings Ltd.	704,800	640,633
Total Singapore		28,389,712
South Africa — 0.1%
Pan African Resources PLC	1,335,435	574,503
Spain — 1.9%
Acerinox SA	352,191	3,446,356
Almirall SA	98,731	841,913
Atresmedia Corp. de Medios de Comunicacion SA	428,184	1,937,591
Construcciones y Auxiliar de Ferrocarriles SA	26,573	961,696
Elecnor SA	47,620	791,927
Ence Energia y Celulosa SA(a)	305,053	978,604
Ercros SA*	121,032	442,410
Faes Farma SA	269,271	970,329
Gestamp Automocion SA(b)	712,637	1,830,080
Global Dominion Access SA(b)	144,032	417,606
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	479,416	538,136
Melia Hotels International SA	124,937	952,827
Neinor Homes SA(b)	105,941	1,853,962
Pharma Mar SA	8,571	708,247
Prosegur Cash SA(b)	591,518	338,109
Tubacex SA(a)	103,644	349,338
Total Spain		17,359,131
Sweden — 5.6%
AcadeMedia AB(b)	111,545	681,430
AddLife AB, Class B	29,376	365,032
Addnode Group AB	50,889	478,067
AFRY AB	89,041	1,238,600
Alimak Group AB(b)	74,599	792,626
Alleima AB	185,438	1,260,393
Ambea AB(b)	66,665	582,529
AQ Group AB	46,961	595,021
Arise AB	142,969	475,517
Arjo AB, Class B	129,928	426,381
Atea ASA	123,635	1,539,267
Attendo AB(b)	145,884	673,356
Bahnhof AB, Class B	109,236	517,053
Beijer Alma AB	36,960	549,253
Bergman & Beving AB	12,877	362,445
Bilia AB, Class A	111,846	1,221,785
BioGaia AB, Class B	32,690	331,064
Biotage AB	30,580	445,031
Bravida Holding AB(b)	212,401	1,539,772
Bredband2 i Skandinavien AB	3,024,907	537,676
Bufab AB	16,082	639,248
Catella AB	246,470	621,236
Clas Ohlson AB, Class B	57,650	1,095,685
Cloetta AB, Class B	389,367	888,028
Coor Service Management Holding AB(b)	218,693	678,885
Corem Property Group AB, Class B	697,215	422,143
Dometic Group AB(b)	241,845	1,138,171
Duni AB(a)	44,902	383,217
Electrolux Professional AB, Class B	88,613	549,358
Elekta AB, Class B	274,020	1,516,512
Engcon AB(a)	53,632	507,718
Fagerhult Group AB	112,256	549,635
Fasadgruppen Group AB(a)	88,360	367,858
FastPartner AB, Class A	140,995	816,678
Granges AB	80,672	961,559
Heba Fastighets AB, Class B	175,656	520,645
HMS Networks AB	15,354	602,807
Instalco AB	146,678	437,542
Inwido AB	48,969	822,115
ITAB Shop Concept AB	248,546	470,133
JM AB	42,897	647,963
Know It AB	46,037	574,981
Lindab International AB	61,300	1,271,576
Loomis AB	67,774	2,063,414
MEKO AB	45,127	546,462
MIPS AB	11,635	495,337
NCAB Group AB	91,791	535,830
NCC AB, Class B	92,789	1,363,797
New Wave Group AB, Class B	95,918	843,354
Nolato AB, Class B	191,275	938,263
Nordic Paper Holding AB	181,195	817,647
NP3 Fastigheter AB	21,943	496,482
OEM International AB, Class B	75,024	759,118
Paradox Interactive AB	39,475	733,820
Peab AB, Class B	104,714	750,580
Platzer Fastigheter Holding AB, Class B	93,458	724,877
Proact IT Group AB	36,985	394,310
Ratos AB, Class B	225,390	639,294
Rusta AB	97,319	658,379
Rvrc Holding AB	69,062	256,141
Scandi Standard AB	98,198	756,309
SkiStar AB	46,879	694,111
Svedbergs Group AB	139,373	522,842
Synsam AB	91,280	368,036
Systemair AB	98,637	791,828
Troax Group AB	28,744	585,325
Truecaller AB, Class B	120,725	558,869
VBG Group AB, Class B	17,517	494,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
Vitec Software Group AB, Class B	18,714	$921,367
Volati AB	38,934	345,673
Zinzino AB, Class B	64,873	496,708
Total Sweden		50,648,795
Switzerland — 1.1%
Arbonia AG*	53,394	658,698
Ascom Holding AG, Registered Shares	37,903	173,988
Huber & Suhner AG, Registered Shares	10,517	861,088
Implenia AG, Registered Shares	13,098	443,706
International Workplace Group PLC	274,044	546,051
Landis & Gyr Group AG	21,042	1,335,079
Mobilezone Holding AG, Registered Shares	68,656	786,372
OC Oerlikon Corp. AG, Registered Shares	356,008	1,378,856
u-blox Holding AG	3,933	316,810
Valiant Holding AG, Registered Shares	25,301	2,948,177
Total Switzerland		9,448,825
United Kingdom — 15.0%
4imprint Group PLC	22,078	1,342,431
Advanced Medical Solutions Group PLC*	152,164	376,567
AG Barr PLC	90,272	688,515
AJ Bell PLC	346,822	1,965,478
Alfa Financial Software Holdings PLC	370,563	995,480
Alpha Group International PLC	18,786	550,545
Assura PLC	3,892,160	1,868,899
Avon Technologies PLC	32,676	601,574
Bakkavor Group PLC(b)	576,666	1,054,436
Begbies Traynor Group PLC	593,738	704,930
Bloomsbury Publishing PLC	89,059	751,763
Bodycote PLC	157,842	1,251,323
Breedon Group PLC	337,473	1,882,911
Brickability Group PLC	517,398	414,713
Brooks Macdonald Group PLC(a)	25,435	533,568
Bytes Technology Group PLC	202,086	1,069,569
Card Factory PLC	687,943	842,625
Chemring Group PLC	161,804	665,683
Chesnara PLC	378,332	1,253,262
City of London Investment Group PLC(a)	108,224	535,382
Clarkson PLC	38,486	1,906,305
CMC Markets PLC(b)	267,016	829,339
Coats Group PLC	1,088,088	1,286,409
Cohort PLC	36,574	499,277
Craneware PLC*	16,417	433,830
CVS Group PLC	12,174	128,072
Domino's Pizza Group PLC	305,703	1,206,017
Dr. Martens PLC	1,181,808	1,068,629
Elementis PLC	489,514	890,174
Elixirr International PLC	47,399	427,410
Empiric Student Property PLC	894,773	935,712
Epwin Group PLC	346,357	418,595
Equals Group PLC	388,187	653,892
Essentra PLC	208,149	346,712
Eurocell PLC	177,953	381,105
Fevertree Drinks PLC	73,207	617,953
Firstgroup PLC	504,925	1,016,215
Focusrite PLC	57,674	187,800
Fonix PLC	127,129	347,092
Forterra PLC(b)	146,045	296,309
Franchise Brands PLC	168,379	335,296
FRP Advisory Group PLC	350,467	643,025
Fuller Smith & Turner PLC, Class A	39,650	307,877
FW Thorpe PLC	127,588	508,136
Galliford Try Holdings PLC	197,744	960,900
Gamma Communications PLC	36,212	693,884
Gateley Holdings PLC	215,834	375,732
GB Group PLC	138,968	591,748
Genuit Group PLC	119,898	584,874
Genus PLC	24,304	471,794
GlobalData PLC	519,858	1,230,523
Grainger PLC	514,710	1,450,401
Great Portland Estates PLC	346,498	1,249,788
H&T Group PLC	65,235	289,628
Halfords Group PLC	253,790	416,379
Hammerson PLC	519,459	1,818,995
Harbour Energy PLC	1,142,010	3,652,867
Hargreaves Services PLC	63,662	457,652
Harworth Group PLC	155,020	330,050
Hays PLC	1,325,144	1,333,497
Helical PLC	188,226	407,820
Henry Boot PLC	135,641	390,717
Hill & Smith PLC	64,913	1,518,629
Hilton Food Group PLC	100,978	1,147,036
Hollywood Bowl Group PLC	253,086	946,140
Hunting PLC	131,411	475,634
Ibstock PLC(b)	281,044	619,484
Impax Asset Management Group PLC	232,245	718,433
IntegraFin Holdings PLC	230,933	999,257
James Halstead PLC(a)	539,219	1,168,300
Johnson Service Group PLC	216,503	367,677
Just Group PLC	601,387	1,223,159
Kainos Group PLC	118,933	1,205,019
Keller Group PLC	71,582	1,299,915
Keystone Law Group PLC	77,583	557,727
Kier Group PLC	403,078	749,145
Kitwave Group PLC	120,971	476,480
Knights Group Holdings PLC*	289,761	381,041
Lancashire Holdings Ltd.	216,742	1,788,840
Learning Technologies Group PLC	477,010	584,862
LSL Property Services PLC	162,559	618,910
Luceco PLC(b)	175,865	282,805
Macfarlane Group PLC	203,701	274,249
Marshalls PLC	176,224	649,970
Me Group International PLC	396,150	1,017,083
Mears Group PLC	158,805	719,972
Michelmersh Brick Holdings PLC	403,462	502,769
Midwich Group PLC(a)	305,300	1,116,484
Mitie Group PLC	1,390,483	1,915,585
MJ Gleeson PLC	57,014	360,592
MONY Group PLC	669,190	1,609,978
Morgan Advanced Materials PLC	356,085	1,213,013
Morgan Sindall Group PLC	43,437	2,121,619
Mortgage Advice Bureau Holdings Ltd.	67,786	517,861
MP Evans Group PLC	82,029	1,021,167
NCC Group PLC	310,955	586,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

Investments	Shares	Value
Next 15 Group PLC	128,963	$635,555
Nichols PLC	40,819	649,246
NIOX Group PLC	471,300	371,861
Norcros PLC	154,388	496,924
Oxford Instruments PLC	23,836	643,315
PageGroup PLC	326,091	1,403,250
PayPoint PLC	132,879	1,298,058
Pennon Group PLC	445,570	3,311,919
Pets at Home Group PLC	513,663	1,322,648
Polar Capital Holdings PLC	223,152	1,419,736
Premier Foods PLC	320,123	752,130
Primary Health Properties PLC	1,760,885	2,057,575
Property Franchise Group PLC	107,689	546,222
Rank Group PLC	374,700	403,576
Reach PLC	762,223	795,188
Renew Holdings PLC	65,988	747,922
Restore PLC(a)	109,163	329,485
Ricardo PLC	102,029	536,681
Sabre Insurance Group PLC(b)	499,824	863,852
Safestore Holdings PLC	170,778	1,377,402
Savills PLC	54,509	707,247
Secure Trust Bank PLC	36,856	167,094
Senior PLC	316,440	632,510
Serco Group PLC	591,784	1,121,360
Severfield PLC	564,251	363,227
Smiths News PLC	1,112,497	941,865
Speedy Hire PLC	1,336,045	468,514
Spire Healthcare Group PLC(b)	192,228	544,087
SSP Group PLC	494,069	1,118,121
SThree PLC	204,126	756,716
Supreme PLC	251,306	550,787
Tatton Asset Management PLC	58,655	500,259
Team Internet Group PLC*	279,680	329,605
Telecom Plus PLC	107,509	2,313,188
TP ICAP Group PLC	1,416,733	4,577,736
Travis Perkins PLC	64,199	586,137
Treatt PLC	58,600	357,412
Tristel PLC(a)	94,244	501,633
TT Electronics PLC	474,018	629,280
Vertu Motors PLC	345,566	255,777
Vesuvius PLC	332,721	1,762,640
Victorian Plumbing Group PLC	263,465	306,206
Victrex PLC	136,338	1,837,267
Volex PLC(a)	113,597	401,198
Volution Group PLC	99,834	700,180
Warpaint London PLC	81,118	528,279
WH Smith PLC	75,614	1,125,971
Wickes Group PLC	599,577	1,135,376
Wilmington PLC	115,524	561,367
Workspace Group PLC	195,272	1,200,783
XPS Pensions Group PLC	297,865	1,272,087
YouGov PLC*	112,950	587,053
Young & Co.'s Brewery PLC, Class A(a)	54,812	594,479
Yu Group PLC	27,883	632,064
Zigup PLC	461,291	1,857,372
Total United Kingdom		134,370,838
United States — 0.4%
Noram Drilling AS	188,351	555,566
RHI Magnesita NV	45,634	1,863,156
TI Fluid Systems PLC(b)	417,198	1,009,467
Total United States		3,428,189
TOTAL COMMON STOCKS
(Cost: $861,637,060)		892,824,020
RIGHTS — 0.0%
Australia — 0.0%
Elders Ltd.*†
(Cost: $0)	40,862	0
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c) (Cost: $259,485)	259,485	259,485
TOTAL INVESTMENTS IN SECURITIES — 99.4% (Cost: $861,896,545)		893,083,505
Other Assets less Liabilities — 0.6%		5,227,236
NET ASSETS — 100.0%		$898,310,741

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
^	Share amount represents a fractional share.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,509,366 and the total market value of the collateral held by the Fund was $19,723,091, which includes non-cash U.S. Government securities collateral having a value of $4,900,593 and cash of $14,822,498.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$234,751	$6,606,574	$(6,724,647)	$(62,484)	$(54,194)	$–	$111,641
WisdomTree Japan SmallCap Dividend Fund	189,540	5,383,334	(5,559,172)	38,370	(52,072)	–	32,440
Total	$424,291	$11,989,908	$(12,283,819)	$(24,114)	$(106,266)	$–	$144,081

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$892,824,020	$–	$–		$892,824,020
Rights	–	–	0	*	0
Mutual Fund	–	259,485	–		259,485
Total Investments in Securities	$892,824,020	$259,485	$0		$893,083,505

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.5%
Japan — 99.5%
Air Freight & Logistics — 0.3%
Mitsui-Soko Holdings Co. Ltd.	44,300	$2,091,537
Nippon Express Holdings, Inc.	503,000	7,658,940
Total Air Freight & Logistics		9,750,477
Automobile Components — 4.0%
Aisan Industry Co. Ltd.	117,400	1,317,725
Bridgestone Corp.	1,171,885	39,818,439
Daikyonishikawa Corp.	532,200	2,184,201
Eagle Industry Co. Ltd.	91,900	1,206,933
Exedy Corp.	92,600	2,592,517
Fujikura Composites, Inc.	207,800	2,114,229
FuKoKu Co. Ltd.	42,400	483,731
Futaba Industrial Co. Ltd.	325,100	1,493,524
G-Tekt Corp.	166,600	1,862,536
JTEKT Corp.	653,178	4,902,160
KYB Corp.	120,100	2,245,953
Musashi Seimitsu Industry Co. Ltd.	106,600	2,686,027
NHK Spring Co. Ltd.	362,500	4,613,133
Nichirin Co. Ltd.	59,100	1,295,492
Nifco, Inc.	71,890	1,751,507
Niterra Co. Ltd.	414,064	13,384,100
NPR-RIKEN Corp.	100,800	1,645,151
Pacific Industrial Co. Ltd.	195,900	1,705,213
Press Kogyo Co. Ltd.	432,500	1,543,857
Sanoh Industrial Co. Ltd.	295,700	1,409,260
Seiren Co. Ltd.	102,710	1,830,559
Shoei Co. Ltd.	106,800	1,531,054
Sumitomo Electric Industries Ltd.	1,351,683	24,542,043
Sumitomo Riko Co. Ltd.	207,800	2,152,573
Sumitomo Rubber Industries Ltd.	538,491	6,110,961
Tachi-S Co. Ltd.	237,900	2,639,969
Tokai Rika Co. Ltd.	202,614	2,938,135
Topre Corp.	124,100	1,585,599
Toyo Tire Corp.	355,400	5,530,228
Toyoda Gosei Co. Ltd.	255,400	4,520,203
Toyota Boshoku Corp.	381,836	4,987,970
Unipres Corp.	154,700	1,068,017
Yokohama Rubber Co. Ltd.	279,600	6,048,867
Total Automobile Components		155,741,866
Automobiles — 11.5%
Honda Motor Co. Ltd.	11,814,741	115,395,949
Isuzu Motors Ltd.	1,696,900	23,305,922
Mazda Motor Corp.	1,467,500	10,117,309
Mitsubishi Motors Corp.	2,112,400	7,158,719
Subaru Corp.	1,470,267	26,391,087
Suzuki Motor Corp.	2,056,744	23,425,628
Toyota Motor Corp.	11,361,950	227,441,427
Yamaha Motor Co. Ltd.	1,751,700	15,654,509
Total Automobiles		448,890,550
Banks — 10.2%
Mitsubishi UFJ Financial Group, Inc.	15,176,822	178,266,820
Mizuho Financial Group, Inc.	3,780,464	93,164,527
Sumitomo Mitsui Financial Group, Inc.	5,251,000	125,762,051
Total Banks		397,193,398
Beverages — 1.2%
Asahi Group Holdings Ltd.	1,651,200	17,409,254
Kirin Holdings Co. Ltd.	1,268,545	16,538,869
Sapporo Holdings Ltd.	36,500	1,931,834
Suntory Beverage & Food Ltd.	324,600	10,353,906
Takara Holdings, Inc.	207,400	1,788,158
Total Beverages		48,022,021
Broadline Retail — 0.1%
Ryohin Keikaku Co. Ltd.	228,200	5,224,380
Building Products — 1.2%
Central Glass Co. Ltd.	79,800	1,685,772
Daikin Industries Ltd.	177,549	21,080,837
Lixil Corp.	725,600	7,966,549
Nihon Flush Co. Ltd.	110,200	574,981
Nitto Boseki Co. Ltd.	30,100	1,229,588
Noritz Corp.	79,900	846,993
Okabe Co. Ltd.	117,900	574,646
Sanwa Holdings Corp.	370,831	10,386,854
TOTO Ltd.	175,900	4,258,714
Total Building Products		48,604,934
Capital Markets — 1.2%
Monex Group, Inc.	611,400	3,746,361
Nomura Holdings, Inc.	4,463,100	26,447,474
SBI Holdings, Inc.	639,700	16,208,230
Sparx Group Co. Ltd.	143,200	1,396,829
Total Capital Markets		47,798,894
Chemicals — 6.7%
ADEKA Corp.	207,100	3,732,570
Aica Kogyo Co. Ltd.	176,600	3,710,443
Arakawa Chemical Industries Ltd.	44,300	311,194
Artience Co. Ltd.	84,800	1,702,367
Asahi Kasei Corp.	2,123,060	14,758,482
Asahi Yukizai Corp.	27,400	782,807
C Uyemura & Co. Ltd.	24,100	1,676,082
Chugoku Marine Paints Ltd.	179,000	2,699,351
Daicel Corp.	555,842	4,974,496
Denka Co. Ltd.	190,215	2,700,845
DIC Corp.	155,553	3,349,398
Fujimi, Inc.	150,000	2,299,249
Fuso Chemical Co. Ltd.	35,800	812,083
Ishihara Sangyo Kaisha Ltd.	155,100	1,519,814
JCU Corp.	42,900	1,049,570
JSP Corp.	146,900	2,039,551
Kaneka Corp.	122,500	2,926,094
Kansai Paint Co. Ltd.	201,700	2,904,347
Kanto Denka Kogyo Co. Ltd.	116,100	721,747
KH Neochem Co. Ltd.	158,200	2,050,480
Kumiai Chemical Industry Co. Ltd.	298,300	1,427,345
Kuraray Co. Ltd.	451,237	6,547,760
Kureha Corp.	113,400	2,074,478
Lintec Corp.	160,247	3,125,204
Mitsubishi Chemical Group Corp.	2,605,163	13,256,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2024

Investments	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	357,982	$6,445,088
Mitsui Chemicals, Inc.	381,015	8,412,586
Moriroku Holdings Co. Ltd.	56,500	717,574
Nihon Nohyaku Co. Ltd.	279,700	1,252,919
Nippon Kayaku Co. Ltd.	318,100	2,598,883
Nippon Paint Holdings Co. Ltd.	1,518,100	9,886,583
Nippon Sanso Holdings Corp.	191,353	5,386,521
Nippon Shokubai Co. Ltd.	317,200	3,865,093
Nippon Soda Co. Ltd.	177,000	3,275,108
Nissan Chemical Corp.	194,453	6,123,364
Nitto Denko Corp.	786,570	13,413,131
NOF Corp.	203,300	2,853,651
Okamoto Industries, Inc.	25,900	945,953
Osaka Soda Co. Ltd.	101,400	1,287,824
PILLAR Corp.	50,800	1,399,618
Resonac Holdings Corp.	167,700	4,284,268
Riken Technos Corp.	117,800	807,270
Sakata INX Corp.	160,600	1,782,174
Sanyo Chemical Industries Ltd.	61,000	1,599,135
Shin-Etsu Chemical Co. Ltd.	1,619,095	54,560,493
Shin-Etsu Polymer Co. Ltd.	124,300	1,303,426
Sumitomo Bakelite Co. Ltd.	99,300	2,447,749
Sumitomo Seika Chemicals Co. Ltd.	53,400	1,622,455
T Hasegawa Co. Ltd.	32,000	632,222
Taiyo Holdings Co. Ltd.	109,852	2,865,826
Takasago International Corp.	29,000	1,075,783
Teijin Ltd.	266,700	2,270,582
Tokuyama Corp.	149,200	2,503,913
Tokyo Ohka Kogyo Co. Ltd.	114,000	2,562,751
Toray Industries, Inc.	1,581,018	10,075,016
Tosoh Corp.	674,907	9,093,380
Toyobo Co. Ltd.	172,051	1,058,624
UBE Corp.	254,300	3,900,421
Valqua Ltd.	66,400	1,381,573
Zacros Corp.	39,400	1,080,517
Zeon Corp.	403,400	3,847,649
Total Chemicals		261,771,108
Commercial Services & Supplies — 0.2%
Dai Nippon Printing Co. Ltd.	320,900	4,531,926
Pilot Corp.	62,000	1,918,071
Sato Holdings Corp.	44,500	624,065
Total Commercial Services & Supplies		7,074,062
Construction & Engineering — 0.9%
CTI Engineering Co. Ltd.	56,800	889,081
Integrated Design & Engineering Holdings Co. Ltd.	57,500	2,374,491
Obayashi Corp.	1,585,100	21,109,788
Penta-Ocean Construction Co. Ltd.	574,500	2,392,532
Sumitomo Mitsui Construction Co. Ltd.	442,700	1,163,369
Taikisha Ltd.	91,200	2,901,502
Toa Corp.	190,800	1,450,789
Toda Corp.	505,900	3,098,299
Total Construction & Engineering		35,379,851
Construction Materials — 0.2%
Krosaki Harima Corp.	91,500	1,487,544
Shinagawa Refractories Co. Ltd.	102,100	1,142,746
Taiheiyo Cement Corp.	146,100	3,334,568
Total Construction Materials		5,964,858
Consumer Finance — 0.0%
J Trust Co. Ltd.	263,100	810,260
Containers & Packaging — 0.3%
Fuji Seal International, Inc.	143,400	2,319,437
Rengo Co. Ltd.	467,300	2,604,701
Toyo Seikan Group Holdings Ltd.	342,500	5,244,504
Total Containers & Packaging		10,168,642
Diversified Consumer Services — 0.0%
Aucnet, Inc.	12,200	207,344
Electrical Equipment — 2.2%
Cosel Co. Ltd.	162,500	1,103,255
Daihen Corp.	43,900	2,259,805
Fuji Electric Co. Ltd.	135,873	7,398,836
Fujikura Ltd.	259,200	10,799,450
Furukawa Electric Co. Ltd.	69,381	2,951,209
GS Yuasa Corp.	146,584	2,472,602
Mabuchi Motor Co. Ltd.	272,300	3,892,351
Mitsubishi Electric Corp.	2,032,214	34,745,222
NIDEC Corp.	728,300	13,230,444
Nippon Carbon Co. Ltd.	52,400	1,465,373
Sanyo Denki Co. Ltd.	20,700	1,199,905
SEC Carbon Ltd.	58,500	820,772
Sinfonia Technology Co. Ltd.	48,000	1,960,804
Toyo Tanso Co. Ltd.	35,700	972,232
Total Electrical Equipment		85,272,260
Electronic Equipment, Instruments & Components — 4.0%
A&D HOLON Holdings Co. Ltd.	61,500	777,163
Ai Holdings Corp.	170,500	2,315,138
Alps Alpine Co. Ltd.	331,200	3,398,193
Amano Corp.	185,333	5,054,322
Anritsu Corp.	311,700	2,796,494
Azbil Corp.	533,500	4,166,908
Canon Electronics, Inc.	78,100	1,189,688
Citizen Watch Co. Ltd.	620,500	3,687,624
CMK Corp.	514,400	1,413,978
Dexerials Corp.	206,500	3,247,421
ESPEC Corp.	51,800	893,876
Hagiwara Electric Holdings Co. Ltd.	68,500	1,495,005
Hakuto Co. Ltd.	93,819	2,629,630
Hioki EE Corp.	24,500	1,173,867
Hirose Electric Co. Ltd.	46,160	5,504,189
Horiba Ltd.	69,900	4,070,532
Innotech Corp.	32,100	283,295
Japan Aviation Electronics Industry Ltd.	118,700	2,249,983
Jeol Ltd.	53,600	1,922,179
Kaga Electronics Co. Ltd.	145,700	2,683,899
Keyence Corp.	50,240	20,660,545
Macnica Holdings, Inc.	348,700	4,094,718
Maxell Ltd.	61,400	731,362
Meiko Electronics Co. Ltd.	24,900	1,463,960
Murata Manufacturing Co. Ltd.	1,776,904	28,938,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2024

Investments	Shares	Value
Nichicon Corp.	216,400	$1,510,504
Nippon Ceramic Co. Ltd.	118,200	1,925,375
Nippon Electric Glass Co. Ltd.	234,160	5,022,610
Nissha Co. Ltd.	72,900	756,553
Optex Group Co. Ltd.	80,900	901,863
Osaki Electric Co. Ltd.	129,000	638,598
Restar Corp.	56,700	936,221
Riken Keiki Co. Ltd.	45,000	1,102,380
Sanshin Electronics Co. Ltd.	112,354	1,409,072
Shibaura Electronics Co. Ltd.	72,000	1,516,416
Shimadzu Corp.	189,400	5,376,135
Siix Corp.	230,600	1,769,557
Sun-Wa Technos Corp.	128,000	1,839,043
TDK Corp.	1,253,320	16,527,779
Tokyo Electron Device Ltd.	79,100	1,537,608
Tomen Devices Corp.	16,900	745,209
Yokogawa Electric Corp.	208,538	4,508,858
Total Electronic Equipment, Instruments & Components		154,866,321
Energy Equipment & Services — 0.0%
Modec, Inc.	87,000	1,851,712
Entertainment — 2.8%
Capcom Co. Ltd.	302,500	6,686,720
Koei Tecmo Holdings Co. Ltd.	545,644	6,445,585
Konami Group Corp.	95,400	8,983,965
Marvelous, Inc.	455,300	1,694,773
Nintendo Co. Ltd.	1,342,300	79,123,614
Square Enix Holdings Co. Ltd.	58,500	2,288,111
Toei Animation Co. Ltd.	108,500	2,440,491
Total Entertainment		107,663,259
Food Products — 1.8%
Ajinomoto Co., Inc.	306,613	12,587,599
Ariake Japan Co. Ltd.	38,400	1,365,844
Calbee, Inc.	133,400	2,673,772
Fuji Oil Holdings, Inc.	113,000	2,552,494
House Foods Group, Inc.	90,600	1,669,494
Kagome Co. Ltd.	38,700	732,335
Kameda Seika Co. Ltd.	38,000	1,009,481
Kikkoman Corp.	648,700	7,274,967
Maruha Nichiro Corp.	115,300	2,228,087
Nichirei Corp.	163,200	4,326,108
Nisshin Oillio Group Ltd.	78,500	2,582,368
Nisshin Seifun Group, Inc.	353,000	4,137,350
Nissin Foods Holdings Co. Ltd.	280,000	6,811,148
Nissui Corp.	483,300	2,765,844
Riken Vitamin Co. Ltd.	101,000	1,576,438
Sakata Seed Corp.	54,000	1,190,570
Toyo Suisan Kaisha Ltd.	162,200	11,105,065
Yakult Honsha Co. Ltd.	269,974	5,131,155
Total Food Products		71,720,119
Ground Transportation — 0.1%
Kintetsu Group Holdings Co. Ltd.	190,500	4,012,185
Nishi-Nippon Railroad Co. Ltd.	124,000	1,789,463
Total Ground Transportation		5,801,648
Health Care Equipment & Supplies — 1.2%
Asahi Intecc Co. Ltd.	127,400	2,088,206
Eiken Chemical Co. Ltd.	65,800	898,072
Hoya Corp.	95,757	12,073,205
Mani, Inc.	157,200	1,808,460
Nihon Kohden Corp.	209,600	2,875,398
Nipro Corp.	251,700	2,397,524
Olympus Corp.	379,500	5,724,133
PHC Holdings Corp.	159,900	978,772
Sysmex Corp.	296,200	5,496,738
Terumo Corp.	567,724	11,061,154
Total Health Care Equipment & Supplies		45,401,662
Hotels, Restaurants & Leisure — 0.2%
Round One Corp.	345,800	2,889,001
Zensho Holdings Co. Ltd.	67,800	3,867,137
Total Hotels, Restaurants & Leisure		6,756,138
Household Durables — 1.9%
Casio Computer Co. Ltd.	514,857	4,296,481
Fujitsu General Ltd.	124,300	1,840,456
JVCKenwood Corp.	225,200	2,502,620
Nikon Corp.	493,100	5,144,041
Rinnai Corp.	178,700	3,705,671
Sony Group Corp.	1,996,000	42,787,758
Sumitomo Forestry Co. Ltd.	211,900	7,137,940
Tamron Co. Ltd.	119,800	3,426,451
Zojirushi Corp.	138,200	1,582,845
Total Household Durables		72,424,263
Household Products — 0.3%
Lion Corp.	277,700	3,114,318
Pigeon Corp.	284,600	2,636,661
Unicharm Corp.	736,300	6,102,257
Total Household Products		11,853,236
Independent Power & Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	380,800	6,231,978
Industrial Conglomerates — 1.6%
Hitachi Ltd.	2,081,425	52,141,577
Sekisui Chemical Co. Ltd.	756,300	13,065,376
Total Industrial Conglomerates		65,206,953
Insurance — 5.5%
Dai-ichi Life Holdings, Inc.	1,904,300	51,315,287
MS&AD Insurance Group Holdings, Inc.	2,049,900	44,986,670
Sompo Holdings, Inc.	1,451,500	38,042,304
Tokio Marine Holdings, Inc.	2,245,600	81,845,233
Total Insurance		216,189,494
IT Services — 0.6%
Fujitsu Ltd.	805,320	14,345,211
NEC Corp.	125,600	10,964,825
Total IT Services		25,310,036
Leisure Products — 0.9%
Bandai Namco Holdings, Inc.	572,400	13,763,678
GLOBERIDE, Inc.	109,100	1,341,189
Mizuno Corp.	40,100	2,286,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2024

Investments	Shares	Value
Roland Corp.	73,900	$1,843,268
Sega Sammy Holdings, Inc.	215,800	4,223,726
Shimano, Inc.	48,700	6,628,232
Tomy Co. Ltd.	97,100	2,805,001
Universal Entertainment Corp.	256,900	1,693,487
Total Leisure Products		34,584,761
Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	130,000	1,379,740
Machinery — 6.5%
Aida Engineering Ltd.	115,800	599,779
Amada Co. Ltd.	678,193	6,632,620
Anest Iwata Corp.	139,700	1,280,909
Asahi Diamond Industrial Co. Ltd.	280,300	1,473,198
Bando Chemical Industries Ltd.	161,500	1,963,773
Daifuku Co. Ltd.	311,700	6,544,986
DMG Mori Co. Ltd.	264,000	4,271,774
Ebara Corp.	459,655	7,196,368
Fujitec Co. Ltd.	150,500	5,883,634
Furukawa Co. Ltd.	97,300	994,298
Glory Ltd.	165,000	2,724,453
Hitachi Construction Machinery Co. Ltd.	369,500	8,268,844
Hokuetsu Industries Co. Ltd.	87,500	1,011,628
Hoshizaki Corp.	139,038	5,541,703
Hosokawa Micron Corp.	32,400	868,962
IHI Corp.	98,900	5,859,366
Iwaki Co. Ltd.	48,200	779,616
Japan Steel Works Ltd.	56,600	2,080,904
Kanadevia Corp.	260,800	1,634,563
Kawasaki Heavy Industries Ltd.	132,900	6,156,223
Kitz Corp.	237,000	1,714,616
Komatsu Ltd.	1,977,906	54,746,062
Kubota Corp.	1,270,900	14,871,374
Kurita Water Industries Ltd.	96,900	3,418,259
Makino Milling Machine Co. Ltd.	46,900	3,208,036
Makita Corp.	193,500	5,962,844
Max Co. Ltd.	99,900	2,237,516
Meidensha Corp.	63,900	1,778,840
MISUMI Group, Inc.	204,600	3,196,061
Mitsubishi Heavy Industries Ltd.	1,565,390	22,142,161
Mitsubishi Logisnext Co. Ltd.	132,800	1,658,732
Mitsuboshi Belting Ltd.	98,400	2,504,454
Miura Co. Ltd.	101,600	2,572,970
Morita Holdings Corp.	93,900	1,302,507
NGK Insulators Ltd.	484,375	6,204,167
Nippon Thompson Co. Ltd.	201,700	644,269
Nissei ASB Machine Co. Ltd.	47,000	1,519,216
Nomura Micro Science Co. Ltd.(a)	92,700	1,363,131
Noritake Co. Ltd.	69,800	1,763,209
NSK Ltd.	1,088,900	4,759,261
NTN Corp.	1,439,400	2,332,751
Obara Group, Inc.	50,800	1,294,566
Oiles Corp.	121,100	1,912,511
Okamoto Machine Tool Works Ltd.	54,800	1,375,579
OKUMA Corp.	106,900	2,319,477
Organo Corp.	44,100	2,300,967
OSG Corp.	126,124	1,488,273
Rheon Automatic Machinery Co. Ltd.	131,500	1,223,295
Ryobi Ltd.	110,300	1,596,669
Shibaura Machine Co. Ltd.	69,400	1,583,094
Shibuya Corp.	45,300	1,112,611
Shinmaywa Industries Ltd.	120,900	1,073,914
Sodick Co. Ltd.	102,500	480,020
Star Micronics Co. Ltd.	66,200	795,276
Sumitomo Heavy Industries Ltd.	208,037	4,295,495
Takeuchi Manufacturing Co. Ltd.	86,100	2,728,290
Teikoku Electric Manufacturing Co. Ltd.	47,700	864,403
Tocalo Co. Ltd.	135,800	1,608,931
Torishima Pump Manufacturing Co. Ltd.	69,200	1,061,161
Tsubaki Nakashima Co. Ltd.	405,700	1,218,442
Tsubakimoto Chain Co.	338,300	4,210,453
Tsugami Corp.	147,100	1,458,271
YAMABIKO Corp.	112,600	1,826,275
Yaskawa Electric Corp.	177,200	4,585,597
Total Machinery		254,081,607
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	263,200	1,966,129
NS United Kaiun Kaisha Ltd.	69,700	1,798,380
Total Marine Transportation		3,764,509
Media — 0.1%
Hakuhodo DY Holdings, Inc.	509,100	3,882,390
Metals & Mining — 2.5%
Aichi Steel Corp.	30,700	1,011,873
ARE Holdings, Inc.	175,700	1,911,727
Daido Steel Co. Ltd.	382,800	2,893,652
Daiki Aluminium Industry Co. Ltd.	172,100	1,162,956
Dowa Holdings Co. Ltd.	75,400	2,137,837
JFE Holdings, Inc.	1,550,200	17,552,691
Kobe Steel Ltd.	952,300	9,567,840
Kyoei Steel Ltd.	170,600	1,993,011
Mitsubishi Materials Corp.	238,700	3,653,556
Mitsui Mining & Smelting Co. Ltd.	95,200	2,827,045
Nippon Light Metal Holdings Co. Ltd.	132,200	1,311,401
Nippon Steel Corp.	2,339,000	47,357,457
Nippon Yakin Kogyo Co. Ltd.	52,910	1,353,386
OSAKA Titanium Technologies Co. Ltd.(a)	72,000	850,293
Topy Industries Ltd.	134,600	1,713,761
UACJ Corp.	65,400	2,218,007
Total Metals & Mining		99,516,493
Oil, Gas & Consumable Fuels — 1.6%
ENEOS Holdings, Inc.	3,988,700	20,971,385
Idemitsu Kosan Co. Ltd.	1,866,800	12,300,022
Inpex Corp.	2,235,400	28,027,842
Total Oil, Gas & Consumable Fuels		61,299,249
Paper & Forest Products — 0.2%
Nippon Paper Industries Co. Ltd.	127,500	706,620
Oji Holdings Corp.	1,685,200	6,477,662
Total Paper & Forest Products		7,184,282
Passenger Airlines — 0.5%
ANA Holdings, Inc.	386,700	7,050,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2024

Investments	Shares	Value
Japan Airlines Co. Ltd.	667,500	$10,586,306
Total Passenger Airlines		17,637,011
Personal Care Products — 0.7%
Kao Corp.	434,980	17,680,404
Kobayashi Pharmaceutical Co. Ltd.	76,700	3,040,475
Kose Corp.	52,600	2,402,745
Mandom Corp.	145,800	1,190,261
Milbon Co. Ltd.	67,700	1,509,853
Rohto Pharmaceutical Co. Ltd.	113,000	2,068,958
Total Personal Care Products		27,892,696
Pharmaceuticals — 5.8%
Chugai Pharmaceutical Co. Ltd.	919,300	40,940,320
Daiichi Sankyo Co. Ltd.	1,021,900	28,297,969
Kyowa Kirin Co. Ltd.	561,970	8,494,272
Nippon Shinyaku Co. Ltd.	111,100	2,819,915
Ono Pharmaceutical Co. Ltd.	789,100	8,206,821
Otsuka Holdings Co. Ltd.	509,500	27,880,504
Santen Pharmaceutical Co. Ltd.	499,000	5,138,913
Shionogi & Co. Ltd.	1,140,231	16,099,342
Takeda Pharmaceutical Co. Ltd.	3,149,763	83,794,598
Towa Pharmaceutical Co. Ltd.	73,700	1,573,323
ZERIA Pharmaceutical Co. Ltd.	96,800	1,504,108
Total Pharmaceuticals		224,750,085
Professional Services — 0.8%
en Japan, Inc.	103,500	1,396,816
Open Up Group, Inc.	156,000	1,778,773
Persol Holdings Co. Ltd.	3,687,100	5,548,480
Recruit Holdings Co. Ltd.	302,600	21,458,876
Transcosmos, Inc.	69,400	1,477,113
Weathernews, Inc.	53,200	1,310,028
Total Professional Services		32,970,086
Semiconductors & Semiconductor Equipment — 3.1%
Advantest Corp.	166,100	9,721,225
Disco Corp.	46,200	12,561,250
Furuya Metal Co. Ltd.	41,800	964,145
Kokusai Electric Corp.	123,000	1,678,767
Lasertec Corp.	47,100	4,550,862
Micronics Japan Co. Ltd.	40,700	977,618
Rorze Corp.	89,900	875,204
SCREEN Holdings Co. Ltd.	133,220	8,044,399
Shibaura Mechatronics Corp.	21,100	1,074,065
Shindengen Electric Manufacturing Co. Ltd.	84,000	1,331,407
Socionext, Inc.	179,400	2,888,596
Tokyo Electron Ltd.	467,159	71,890,051
Towa Corp.	115,500	1,136,186
Ulvac, Inc.	64,800	2,542,357
Yamaichi Electronics Co. Ltd.	73,600	1,086,017
Total Semiconductors & Semiconductor Equipment		121,322,149
Software — 0.2%
Trend Micro, Inc.*	158,808	8,656,835
Specialty Retail — 1.3%
ABC-Mart, Inc.	382,100	7,758,215
Fast Retailing Co. Ltd.	106,600	36,505,549
Sanrio Co. Ltd.	151,500	5,340,481
VT Holdings Co. Ltd.	646,200	2,047,643
Total Specialty Retail		51,651,888
Technology Hardware, Storage & Peripherals — 2.7%
Brother Industries Ltd.	403,200	6,920,540
Canon, Inc.	1,792,897	58,877,204
FUJIFILM Holdings Corp.	797,485	16,791,028
MCJ Co. Ltd.	85,200	777,946
Ricoh Co. Ltd.	668,700	7,707,750
Riso Kagaku Corp.	96,200	983,057
Seiko Epson Corp.	482,700	8,831,788
Toshiba TEC Corp.	64,300	1,476,985
Wacom Co. Ltd.	268,800	1,240,010
Total Technology Hardware, Storage & Peripherals		103,606,308
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	395,768	7,831,754
Kurabo Industries Ltd.	26,947	985,908
Morito Co. Ltd.	180,700	1,785,614
Seiko Group Corp.	70,900	2,208,294
Wacoal Holdings Corp.	92,100	3,167,476
Total Textiles, Apparel & Luxury Goods		15,979,046
Tobacco — 2.9%
Japan Tobacco, Inc.	4,322,031	112,203,401
Trading Companies & Distributors — 8.6%
Alconix Corp.	228,800	2,225,981
Chori Co. Ltd.	56,600	1,402,755
Daiichi Jitsugyo Co. Ltd.	91,400	1,676,675
Hanwa Co. Ltd.	100,600	3,187,758
Inabata & Co. Ltd.	158,286	3,353,858
ITOCHU Corp.	1,690,294	84,235,064
Japan Pulp & Paper Co. Ltd.	204,900	893,080
Kanematsu Corp.	276,300	4,629,027
KPP Group Holdings Co. Ltd.	228,700	938,607
Marubeni Corp.	2,836,178	43,176,100
Meiwa Corp.	227,300	940,093
Mitsubishi Corp.	5,686,800	94,225,167
Nagase & Co. Ltd.	178,200	3,656,751
Sanyo Trading Co. Ltd.	100,500	1,030,195
Sojitz Corp.	457,304	9,433,568
Sumitomo Corp.	2,184,277	47,643,813
Toyota Tsusho Corp.	1,898,430	34,161,110
Total Trading Companies & Distributors		336,809,602
Transportation Infrastructure — 0.2%
Mitsubishi Logistics Corp.	582,300	4,290,554
Nissin Corp.	61,800	1,822,620
Total Transportation Infrastructure		6,113,174
Total Japan		3,884,437,036
TOTAL COMMON STOCKS (COST: $3,617,151,004)		3,884,437,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2024

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $985,959)	985,959	$985,959
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $1,708,176)	1,708,176	1,708,176
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost: $3,619,845,139)		3,887,131,171
Other Assets less Liabilities — 0.5%		19,200,235
NET ASSETS — 100.0%		$3,906,331,406

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,139,943 and the total market value of the collateral held by the Fund was $2,249,807. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $541,632.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/8/2025	754,104,121	USD	112,703,500,247	JPY	$36,892,857	$–
Citibank NA	1/8/2025	754,104,121	USD	112,703,877,299	JPY	36,890,457	–
Goldman Sachs	1/8/2025	15,478,843,764	JPY	98,055,802	USD	446,916	–
Goldman Sachs	1/8/2025	114,907,807,325	JPY	731,261,084	USD	–	(22,270)
Goldman Sachs	1/8/2025	754,104,121	USD	112,701,992,039	JPY	36,902,454	–
Goldman Sachs	2/5/2025	781,283,698	USD	122,363,480,855	JPY	9,637	–
HSBC Holdings PLC	1/8/2025	114,911,537,071	JPY	731,261,086	USD	1,462	–
HSBC Holdings PLC	1/8/2025	754,104,121	USD	112,701,841,218	JPY	36,903,414	–
HSBC Holdings PLC	2/5/2025	781,283,701	USD	122,367,465,871	JPY	–	(15,804)
Morgan Stanley & Co. International	1/8/2025	114,912,174,731	JPY	731,261,086	USD	5,520	–
Morgan Stanley & Co. International	2/5/2025	781,283,701	USD	122,367,365,867	JPY	–	(15,166)
Royal Bank of Canada	1/8/2025	2,542,361,793	JPY	16,159,374	USD	19,454	–
Royal Bank of Canada	1/8/2025	114,912,686,614	JPY	731,261,086	USD	8,778	–
Royal Bank of Canada	1/8/2025	754,104,120	USD	112,703,498,590	JPY	36,892,866	–
Royal Bank of Canada	2/5/2025	781,283,701	USD	122,369,397,205	JPY	–	(28,136)
UBS Group AG	1/8/2025	114,910,952,062	JPY	731,261,086	USD	–	(2,260)
UBS Group AG	2/5/2025	781,283,701	USD	122,366,840,844	JPY	–	(11,814)
						$184,973,815	$(95,450)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,884,437,036	$–	$–	$3,884,437,036
Mutual Fund	–	985,959	–	985,959
Investment of Cash Collateral for Securities Loaned	–	1,708,176	–	1,708,176
Total Investments in Securities	$3,884,437,036	$2,694,135	$–	$3,887,131,171
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$184,973,815	$–	$184,973,815
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(95,450)	$–	$(95,450)
Total - Net	$3,884,437,036	$187,572,500	$–	$4,072,009,536

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.5%
Japan — 99.5%
Air Freight & Logistics — 1.2%
AIT Corp.	6,000	$65,589
AZ-COM MARUWA Holdings, Inc.	13,500	95,349
Hamakyorex Co. Ltd.	5,700	48,926
Konoike Transport Co. Ltd.	8,200	161,224
Mitsui-Soko Holdings Co. Ltd.	1,600	75,541
Sankyu, Inc.	7,700	268,099
SBS Holdings, Inc.	3,100	46,808
Senko Group Holdings Co. Ltd.	15,500	146,952
Total Air Freight & Logistics		908,488
Automobile Components — 4.7%
Aisan Industry Co. Ltd.	11,000	123,467
Daido Metal Co. Ltd.	11,900	39,752
Daikyonishikawa Corp.	19,600	80,440
Eagle Industry Co. Ltd.	9,100	119,511
Exedy Corp.	5,900	165,182
Fujikura Composites, Inc.	5,700	57,994
FuKoKu Co. Ltd.	5,100	58,185
Futaba Industrial Co. Ltd.	19,200	88,206
G-Tekt Corp.	8,098	90,533
Ichikoh Industries Ltd.	8,600	21,943
KYB Corp.	7,900	147,735
Musashi Seimitsu Industry Co. Ltd.	6,800	171,341
Nichirin Co. Ltd.	3,100	67,953
NPR-RIKEN Corp.	7,000	114,247
Pacific Industrial Co. Ltd.	11,100	96,620
Press Kogyo Co. Ltd.	16,600	59,256
Sanoh Industrial Co. Ltd.	10,200	48,612
Seiren Co. Ltd.	6,200	110,500
Shoei Co. Ltd.	6,300	90,315
Sumitomo Riko Co. Ltd.	14,100	146,060
T RAD Co. Ltd.	2,600	61,294
Tachi-S Co. Ltd.	12,400	137,602
Tokai Rika Co. Ltd.	13,125	190,328
Topre Corp.	7,400	94,548
Toyo Tire Corp.	29,400	457,481
Toyoda Gosei Co. Ltd.	21,000	371,669
Unipres Corp.	8,500	58,682
Yorozu Corp.	6,400	49,397
Yutaka Giken Co. Ltd.	5,100	67,790
Total Automobile Components		3,386,643
Banks — 5.6%
77 Bank Ltd.	9,900	286,430
Akita Bank Ltd.	4,800	68,109
Awa Bank Ltd.	5,600	96,992
Bank of Iwate Ltd.	3,400	60,813
Bank of Saga Ltd.	3,200	44,958
Bank of the Ryukyus Ltd.	7,300	49,515
Chugin Financial Group, Inc.	26,300	274,279
Daishi Hokuetsu Financial Group, Inc.	12,500	229,861
Ehime Bank Ltd.	7,000	49,796
FIDEA Holdings Co. Ltd.	4,600	41,299
First Bank of Toyama Ltd.	9,500	64,558
Fukui Bank Ltd.	3,900	45,611
Hirogin Holdings, Inc.	43,200	319,822
Hyakujushi Bank Ltd.	4,900	102,109
Juroku Financial Group, Inc.	6,000	163,400
Keiyo Bank Ltd.	19,100	95,767
Kiyo Bank Ltd.	7,698	108,446
Miyazaki Bank Ltd.	3,200	63,731
Musashino Bank Ltd.	5,600	106,898
Nanto Bank Ltd.	5,600	114,915
North Pacific Bank Ltd.	42,900	125,020
Ogaki Kyoritsu Bank Ltd.	5,500	67,753
Oita Bank Ltd.	3,500	69,595
Okinawa Financial Group, Inc.	3,940	65,257
Procrea Holdings, Inc.	4,200	47,275
San ju San Financial Group, Inc.	5,700	82,729
San-In Godo Bank Ltd.	22,300	179,496
Senshu Ikeda Holdings, Inc.	42,200	106,332
Seven Bank Ltd.	159,500	316,341
Shikoku Bank Ltd.	12,900	95,297
Suruga Bank Ltd.	25,100	180,153
Tochigi Bank Ltd.	17,200	31,082
Toho Bank Ltd.	31,500	59,128
Tokyo Kiraboshi Financial Group, Inc.	4,500	130,568
Towa Bank Ltd.	13,100	53,430
Yamagata Bank Ltd.	4,600	29,328
Yamanashi Chuo Bank Ltd.	5,300	63,637
Total Banks		4,089,730
Beverages — 0.2%
Takara Holdings, Inc.	19,100	164,676
Biotechnology — 0.0%
Pharma Foods International Co. Ltd.	5,100	32,419
Broadline Retail — 0.6%
ASKUL Corp.	5,700	61,076
Belluna Co. Ltd.	15,400	76,236
Izumi Co. Ltd.	8,000	163,960
Seria Co. Ltd.	6,300	112,924
Treasure Factory Co. Ltd.	3,300	29,733
Total Broadline Retail		443,929
Building Products — 1.0%
Bunka Shutter Co. Ltd.	14,100	174,501
Central Glass Co. Ltd.	4,800	101,400
Kondotec, Inc.	4,600	39,689
Nichiha Corp.	3,600	66,887
Nitto Boseki Co. Ltd.	900	36,765
Noritz Corp.	4,900	51,943
Shin Nippon Air Technologies Co. Ltd.	5,700	74,025
Sinko Industries Ltd.	9,100	73,942
Takara Standard Co. Ltd.	7,617	81,957
Toli Corp.	13,600	40,239
Total Building Products		741,348
Capital Markets — 2.4%
First Brothers Co. Ltd.	6,800	46,426
GMO Financial Holdings, Inc.	24,300	106,224
Ichiyoshi Securities Co. Ltd.	12,700	77,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
Integral Corp.	1,200	$33,291
IwaiCosmo Holdings, Inc.	9,700	143,315
M&A Capital Partners Co. Ltd.	2,700	45,647
Matsui Securities Co. Ltd.	76,200	395,643
Monex Group, Inc.	44,700	273,900
Nihon M&A Center Holdings, Inc.	48,500	204,048
SBI Global Asset Management Co. Ltd.	21,299	91,072
Sparx Group Co. Ltd.	7,539	73,538
Strike Co. Ltd.	1,500	34,885
Tokai Tokyo Financial Holdings, Inc.	54,700	172,286
Toyo Securities Co. Ltd.	15,500	55,526
Total Capital Markets		1,753,540
Chemicals — 9.1%
ADEKA Corp.	14,800	266,741
Aica Kogyo Co. Ltd.	13,200	277,338
Arakawa Chemical Industries Ltd.	4,300	30,206
Artience Co. Ltd.	6,100	122,458
Asahi Yukizai Corp.	2,400	68,567
C Uyemura & Co. Ltd.	1,500	104,320
Chugoku Marine Paints Ltd.	13,600	205,090
Dai Nippon Toryo Co. Ltd.	8,300	61,315
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,900	75,067
Denka Co. Ltd.	11,800	167,547
DIC Corp.	11,100	239,007
DKS Co. Ltd.	1,900	46,303
Fujimi, Inc.	9,600	147,152
Fuso Chemical Co. Ltd.	2,600	58,978
Harima Chemicals Group, Inc.	9,000	50,452
Hokko Chemical Industry Co. Ltd.	4,900	41,218
Ise Chemicals Corp.	400	82,591
Ishihara Sangyo Kaisha Ltd.	8,900	87,211
JCU Corp.	2,600	63,610
JSP Corp.	8,317	115,473
Kaneka Corp.	8,048	192,238
Kanto Denka Kogyo Co. Ltd.	5,600	34,813
KeePer Technical Laboratory Co. Ltd.(a)	1,300	39,374
KH Neochem Co. Ltd.	6,800	88,137
Koatsu Gas Kogyo Co. Ltd.	7,300	37,949
Konishi Co. Ltd.	9,100	75,737
Kumiai Chemical Industry Co. Ltd.	13,594	65,046
Kureha Corp.	7,200	131,713
Lintec Corp.	9,000	175,522
MEC Co. Ltd.	1,700	37,914
Moriroku Holdings Co. Ltd.	3,700	46,992
Nicca Chemical Co. Ltd.	4,600	33,221
Nihon Nohyaku Co. Ltd.	13,300	59,578
Nippon Kayaku Co. Ltd.	24,900	203,433
Nippon Shokubai Co. Ltd.	20,500	249,793
Nippon Soda Co. Ltd.	10,400	192,436
Okamoto Industries, Inc.	1,700	62,090
Okura Industrial Co. Ltd.	2,400	45,966
Osaka Organic Chemical Industry Ltd.	2,400	44,149
Osaka Soda Co. Ltd.	5,885	74,742
PILLAR Corp.	3,700	101,941
Rasa Industries Ltd.	3,400	58,455
Riken Technos Corp.	12,600	86,346
Sakai Chemical Industry Co. Ltd.	3,000	50,051
Sakata INX Corp.	8,700	96,544
Sanyo Chemical Industries Ltd.	3,600	94,375
Shin-Etsu Polymer Co. Ltd.	11,500	120,591
Stella Chemifa Corp.	2,200	61,873
Sumitomo Seika Chemicals Co. Ltd.	3,300	100,264
T Hasegawa Co. Ltd.	3,900	77,052
Taiyo Holdings Co. Ltd.	7,500	195,660
Takasago International Corp.	1,400	51,934
Tayca Corp.	3,200	32,151
Teijin Ltd.	16,200	137,921
Toagosei Co. Ltd.	18,400	177,490
Tokuyama Corp.	10,400	174,536
Toyobo Co. Ltd.	15,600	95,986
UBE Corp.	16,380	251,234
Valqua Ltd.	2,600	54,098
Zacros Corp.	2,200	60,333
Zeon Corp.	32,200	307,125
Total Chemicals		6,587,447
Commercial Services & Supplies — 1.9%
Aeon Delight Co. Ltd.	5,200	143,764
CTS Co. Ltd.	6,600	37,922
Daiei Kankyo Co. Ltd.	5,900	108,532
Daiseki Co. Ltd.	2,440	55,970
Itoki Corp.	5,900	61,831
Japan Elevator Service Holdings Co. Ltd.	3,700	68,651
Kokuyo Co. Ltd.	18,700	332,807
Kosaido Holdings Co. Ltd.	9,300	29,883
Nippon Air Conditioning Services Co. Ltd.	8,600	57,786
Nippon Kanzai Holdings Co. Ltd.	2,400	40,926
Okamura Corp.	14,800	194,276
Pilot Corp.	2,700	83,529
Prestige International, Inc.	11,400	49,470
Sato Holdings Corp.	4,000	56,096
TRE Holdings Corp.	3,600	34,658
Total Commercial Services & Supplies		1,356,101
Construction & Engineering — 6.3%
Asahi Kogyosha Co. Ltd.	5,400	78,169
Asanuma Corp.	22,200	94,360
CTI Engineering Co. Ltd.	2,500	39,132
Dai-Dan Co. Ltd.	4,500	110,524
EXEO Group, Inc.	30,900	340,537
Hazama Ando Corp.	31,500	238,515
Integrated Design & Engineering Holdings Co. Ltd.	2,600	107,368
JDC Corp.	7,100	23,447
Kawada Technologies, Inc.	4,000	70,018
Kumagai Gumi Co. Ltd.	5,100	129,155
Mirait One Corp.	10,644	155,908
Miyaji Engineering Group, Inc.	5,600	71,443
Nippon Densetsu Kogyo Co. Ltd.	3,600	45,653
Nippon Road Co. Ltd.	4,800	54,365
Nishimatsu Construction Co. Ltd.	6,500	216,722
Nittoc Construction Co. Ltd.	7,200	45,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
Okumura Corp.	7,200	$180,504
Oriental Shiraishi Corp.	21,800	54,236
Penta-Ocean Construction Co. Ltd.	33,300	138,679
PS Construction Co. Ltd.	9,700	68,695
Raito Kogyo Co. Ltd.	4,200	59,328
Sanki Engineering Co. Ltd.	10,100	203,401
Seikitokyu Kogyo Co. Ltd.	10,000	99,326
Shinnihon Corp.	8,400	83,594
SHO-BOND Holdings Co. Ltd.	7,000	232,547
Sumitomo Densetsu Co. Ltd.	2,500	79,060
Sumitomo Mitsui Construction Co. Ltd.	15,040	39,524
Taihei Dengyo Kaisha Ltd.	1,700	54,410
Taikisha Ltd.	5,300	168,618
Takamatsu Construction Group Co. Ltd.	2,600	46,438
Techno Ryowa Ltd.	1,900	33,597
Tekken Corp.	2,100	32,430
Toa Corp.	10,700	81,360
TOA Road Corp.	9,600	79,959
Toda Corp.	32,400	198,428
Tokyo Energy & Systems, Inc.	7,100	49,875
Tokyu Construction Co. Ltd.	14,100	64,686
Totetsu Kogyo Co. Ltd.	5,200	111,173
Toyo Construction Co. Ltd.	18,700	161,584
Wakachiku Construction Co. Ltd.	1,000	23,893
West Holdings Corp.(a)	3,400	39,222
Yahagi Construction Co. Ltd.	5,900	59,766
Yokogawa Bridge Holdings Corp.	6,100	109,533
Yondenko Corp.	9,200	93,253
Yurtec Corp.	8,200	81,290
Total Construction & Engineering		4,549,584
Construction Materials — 0.7%
Asia Pile Holdings Corp.	13,000	69,235
Krosaki Harima Corp.	7,100	115,427
Maeda Kosen Co. Ltd.	5,300	65,896
Nippon Concrete Industries Co. Ltd.	14,400	33,993
Shinagawa Refractories Co. Ltd.	9,000	100,732
Sumitomo Osaka Cement Co. Ltd.	4,300	90,755
Total Construction Materials		476,038
Consumer Finance — 0.1%
J Trust Co. Ltd.	19,000	58,514
Consumer Staples Distribution & Retail — 2.9%
Aeon Hokkaido Corp.	16,200	91,329
Ain Holdings, Inc.	2,000	55,459
Arcs Co. Ltd.	7,000	115,984
Axial Retailing, Inc.	15,700	91,906
Belc Co. Ltd.	1,700	72,474
Cawachi Ltd.	3,100	50,496
Create SD Holdings Co. Ltd.	4,200	75,149
Fuji Co. Ltd.	7,700	100,831
G-7 Holdings, Inc.	5,500	51,724
H2O Retailing Corp.	9,400	138,344
Halows Co. Ltd.	1,600	47,086
Heiwado Co. Ltd.	4,900	71,523
JM Holdings Co. Ltd.	3,000	48,352
Kato Sangyo Co. Ltd.	4,100	117,788
Kusuri no Aoki Holdings Co. Ltd.	2,700	55,938
Lacto Japan Co. Ltd.	2,800	47,944
Life Corp.	8,100	181,163
Mitsubishi Shokuhin Co. Ltd.	6,000	191,652
Okuwa Co. Ltd.	7,100	40,027
Qol Holdings Co. Ltd.	3,400	31,953
Retail Partners Co. Ltd.	2,700	21,750
San-A Co. Ltd.	7,300	134,982
Shoei Foods Corp.(a)	1,500	38,512
Toho Co. Ltd.	2,400	45,660
United Super Markets Holdings, Inc.(a)	13,156	63,118
Valor Holdings Co. Ltd.	6,900	96,238
Yokorei Co. Ltd.	6,100	33,108
Total Consumer Staples Distribution & Retail		2,110,490
Containers & Packaging — 0.8%
FP Corp.	6,500	115,557
Fuji Seal International, Inc.	9,600	155,276
Hokkan Holdings Ltd.	5,000	53,353
Pack Corp.	3,800	86,562
Rengo Co. Ltd.	27,381	152,620
Tomoku Co. Ltd.	2,800	41,334
Total Containers & Packaging		604,702
Distributors — 0.8%
Arata Corp.	3,900	78,665
Central Automotive Products Ltd.	2,600	80,319
GSI Creos Corp.	3,700	53,372
Happinet Corp.	4,400	134,525
Optimus Group Co. Ltd.(a)	11,100	26,274
PALTAC Corp.	5,400	149,878
Yamae Group Holdings Co. Ltd.	3,600	45,218
Total Distributors		568,251
Diversified Consumer Services — 0.3%
Aucnet, Inc.	4,100	69,681
I K K Holdings, Inc.(a)	10,300	49,416
Step Co. Ltd.	5,100	71,976
Waseda Academy Co. Ltd.	4,200	52,594
Total Diversified Consumer Services		243,667
Diversified Telecommunication Services — 0.3%
Asahi Net, Inc.	13,800	58,393
U-Next Holdings Co. Ltd.	5,700	63,289
Vision, Inc.	8,700	70,857
Total Diversified Telecommunication Services		192,539
Electric Utilities — 0.6%
Hokkaido Electric Power Co., Inc.	19,500	103,481
Hokuriku Electric Power Co.	12,400	67,862
Okinawa Electric Power Co., Inc.	6,500	39,705
Shikoku Electric Power Co., Inc.	32,500	255,289
Total Electric Utilities		466,337
Electrical Equipment — 1.8%
Cosel Co. Ltd.	7,300	49,562
Daihen Corp.	2,400	123,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
Furukawa Electric Co. Ltd.	3,626	$154,236
GS Yuasa Corp.	9,200	155,187
Mabuchi Motor Co. Ltd.	15,900	227,280
Mirai Industry Co. Ltd.	3,500	82,511
Nippon Carbon Co. Ltd.	1,900	53,134
Nitto Kogyo Corp.	9,100	167,628
Sanyo Denki Co. Ltd.	600	34,780
SEC Carbon Ltd.	3,700	51,912
Sinfonia Technology Co. Ltd.	1,600	65,360
SWCC Corp.	2,700	130,568
Toyo Tanso Co. Ltd.	1,400	38,127
Total Electrical Equipment		1,333,828
Electronic Equipment, Instruments & Components — 6.8%
A&D HOLON Holdings Co. Ltd.	3,300	41,701
Ai Holdings Corp.	7,800	105,912
Aichi Tokei Denki Co. Ltd.	3,100	38,681
Alps Alpine Co. Ltd.	23,100	237,012
Amano Corp.	14,200	387,256
Anritsu Corp.	19,300	173,155
Canon Electronics, Inc.	5,400	82,258
Citizen Watch Co. Ltd.	44,200	262,680
CMK Corp.	19,100	52,502
Daishinku Corp.	9,100	32,599
Daitron Co. Ltd.	2,800	48,906
Daiwabo Holdings Co. Ltd.	9,400	184,639
ESPEC Corp.	4,986	86,040
Furuno Electric Co. Ltd.	3,300	56,379
Hagiwara Electric Holdings Co. Ltd.	1,600	34,920
Hakuto Co. Ltd.	5,700	159,764
Hibino Corp.	1,700	33,208
Hioki EE Corp.	1,400	67,078
Hochiki Corp.	5,200	86,126
Innotech Corp.	2,300	20,298
Japan Aviation Electronics Industry Ltd.	7,000	132,686
Jeol Ltd.	3,400	121,929
Kaga Electronics Co. Ltd.	9,000	165,786
Kyosan Electric Manufacturing Co. Ltd.	12,400	42,922
Marubun Corp.	7,500	52,685
Maxell Ltd.	6,500	77,424
Meiko Electronics Co. Ltd.	1,600	94,070
Nichicon Corp.	11,200	78,178
Nippon Ceramic Co. Ltd.	6,900	112,395
Nippon Electric Glass Co. Ltd.	14,900	319,597
Nippon Signal Co. Ltd.	14,800	87,580
Nissha Co. Ltd.	6,500	67,457
Nohmi Bosai Ltd.	4,866	102,949
Oki Electric Industry Co. Ltd.	11,500	78,150
Optex Group Co. Ltd.	4,000	44,592
Osaki Electric Co. Ltd.	7,900	39,108
Restar Corp.	6,000	99,071
Riken Keiki Co. Ltd.	2,100	51,444
RYODEN Corp.	3,700	58,057
Sanshin Electronics Co. Ltd.	5,100	63,961
Santec Holdings Corp.	1,500	70,724
Satori Electric Co. Ltd.(a)	3,500	39,040
Shibaura Electronics Co. Ltd.	4,200	88,458
Siix Corp.	9,500	72,900
Sumida Corp.	8,500	47,973
Sun-Wa Technos Corp.	4,000	57,470
Suzuden Corp.	2,900	34,709
Suzuki Co. Ltd.	3,900	44,990
Tachibana Eletech Co. Ltd.	4,400	73,520
Tamura Corp.	13,600	44,480
Tokyo Electron Device Ltd.	5,200	101,082
Tomen Devices Corp.	1,300	57,324
Tsuzuki Denki Co. Ltd.	5,000	89,558
Yashima Denki Co. Ltd.	3,100	33,848
Yokowo Co. Ltd.	3,800	43,184
Total Electronic Equipment, Instruments & Components		4,980,415
Energy Equipment & Services — 0.3%
Modec, Inc.	5,100	108,549
Toyo Kanetsu KK	3,400	94,865
Total Energy Equipment & Services		203,414
Entertainment — 0.4%
Daiichikosho Co. Ltd.	14,400	168,776
Marvelous, Inc.	11,200	41,690
Tohokushinsha Film Corp.	28,300	111,824
Total Entertainment		322,290
Financial Services — 1.0%
eGuarantee, Inc.	5,300	60,062
Financial Partners Group Co. Ltd.	21,200	390,519
Japan Investment Adviser Co. Ltd.	7,100	51,637
Japan Securities Finance Co. Ltd.	11,500	150,446
Kyushu Leasing Service Co. Ltd.	5,900	40,732
Total Financial Services		693,396
Food Products — 4.8%
Ariake Japan Co. Ltd.	2,800	99,593
Chubu Shiryo Co. Ltd.	7,600	64,220
DyDo Group Holdings, Inc.	2,300	48,295
Ezaki Glico Co. Ltd.	5,100	152,325
Feed One Co. Ltd.	8,500	43,214
Fuji Oil Holdings, Inc.	6,051	136,683
Fujicco Co. Ltd.	4,200	45,191
Hokuto Corp.	5,400	61,917
House Foods Group, Inc.	5,400	99,506
Itoham Yonekyu Holdings, Inc.	11,280	284,225
J-Oil Mills, Inc.	6,000	82,616
Kagome Co. Ltd.	5,600	105,971
Kakiyasu Honten Co. Ltd.(a)	3,100	56,848
Kameda Seika Co. Ltd.	1,500	39,848
Kanro, Inc.	2,500	56,630
Kotobuki Spirits Co. Ltd.	9,300	128,943
Kyokuyo Co. Ltd.	1,500	39,323
Maruha Nichiro Corp.	7,000	135,270
Megmilk Snow Brand Co. Ltd.	8,500	149,383
Mitsui DM Sugar Holdings Co. Ltd.	5,200	111,835
Morinaga & Co. Ltd.	10,500	181,492
Morinaga Milk Industry Co. Ltd.	9,500	176,961
Nichimo Co. Ltd.	2,800	35,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
Nippn Corp.	14,700	$204,468
Nisshin Oillio Group Ltd.	5,300	174,351
Nissui Corp.	36,500	208,883
Prima Meat Packers Ltd.	7,600	107,452
Riken Vitamin Co. Ltd.	6,900	107,697
S Foods, Inc.	3,600	62,695
Sakata Seed Corp.	2,900	63,938
Showa Sangyo Co. Ltd.	6,200	111,841
Starzen Co. Ltd.	2,700	49,908
Warabeya Nichiyo Holdings Co. Ltd.	2,700	34,893
Wellneo Sugar Co. Ltd.	4,400	62,209
Total Food Products		3,524,078
Gas Utilities — 0.8%
Hokkaido Gas Co. Ltd.	15,300	54,323
Nippon Gas Co. Ltd.	23,800	328,469
Saibu Gas Holdings Co. Ltd.	4,700	51,797
Shizuoka Gas Co. Ltd.	17,100	116,423
Total Gas Utilities		551,012
Ground Transportation — 1.3%
Fukuyama Transporting Co. Ltd.	2,300	54,148
Ichinen Holdings Co. Ltd.	4,500	55,147
Keikyu Corp.	19,700	163,456
Maruzen Showa Unyu Co. Ltd.	1,700	66,092
Nagoya Railroad Co. Ltd.	11,100	123,777
Nankai Electric Railway Co. Ltd.	8,300	131,107
Nikkon Holdings Co. Ltd.	12,300	159,581
Nishi-Nippon Railroad Co. Ltd.	4,100	59,168
Sakai Moving Service Co. Ltd.	2,400	37,796
Sotetsu Holdings, Inc.	7,100	112,694
Total Ground Transportation		962,966
Health Care Equipment & Supplies — 1.4%
Eiken Chemical Co. Ltd.	4,100	55,959
Fukuda Denshi Co. Ltd.	3,000	138,776
Hogy Medical Co. Ltd.	2,000	60,448
Japan Lifeline Co. Ltd.	15,600	136,882
Mani, Inc.	9,300	106,989
Mizuho Medy Co. Ltd.	6,100	58,260
Nagaileben Co. Ltd.	4,000	56,070
Nipro Corp.	12,623	120,238
Paramount Bed Holdings Co. Ltd.	7,706	132,732
PHC Holdings Corp.	18,000	110,181
Shofu, Inc.	3,600	50,600
Total Health Care Equipment & Supplies		1,027,135
Health Care Providers & Services — 1.1%
As One Corp.	6,600	111,330
Charm Care Corp. KK	5,900	49,592
Elan Corp.	4,900	23,010
Falco Holdings Co. Ltd.	3,400	52,592
France Bed Holdings Co. Ltd.	6,400	53,184
HU Group Holdings, Inc.	10,600	172,597
Ship Healthcare Holdings, Inc.	8,118	113,898
Solasto Corp.	13,400	40,415
Tokai Corp.	4,500	65,456
Vital KSK Holdings, Inc.	11,000	87,560
Total Health Care Providers & Services		769,634
Health Care Technology — 0.1%
EM Systems Co. Ltd.	11,000	54,734
Hotels, Restaurants & Leisure — 2.8%
Create Restaurants Holdings, Inc.	6,700	49,879
Curves Holdings Co. Ltd.	9,300	45,979
Doutor Nichires Holdings Co. Ltd.	5,700	84,833
Fast Fitness Japan, Inc.	4,100	35,480
Food & Life Cos. Ltd.	4,000	85,111
Fuji Kyuko Co. Ltd.	4,200	59,782
Gamecard-Joyco Holdings, Inc.	2,000	31,242
Genki Global Dining Concepts Corp.	1,800	40,258
Heiwa Corp.	14,100	218,283
Hiday Hidaka Corp.	3,422	60,837
Ichibanya Co. Ltd.	11,200	72,975
KOMEDA Holdings Co. Ltd.	5,500	99,249
Koshidaka Holdings Co. Ltd.	6,200	44,618
Kyoritsu Maintenance Co. Ltd.	4,500	83,852
Monogatari Corp.	1,800	39,686
MOS Food Services, Inc.	2,000	47,086
Ohsho Food Service Corp.	5,300	102,857
Resorttrust, Inc.	13,100	261,900
Round One Corp.	23,500	196,332
Royal Holdings Co. Ltd.	4,600	70,071
Saizeriya Co. Ltd.	1,300	44,254
St. Marc Holdings Co. Ltd.	3,600	62,123
Tokyotokeiba Co. Ltd.	3,000	86,663
Toridoll Holdings Corp.	2,100	52,112
Yoshinoya Holdings Co. Ltd.	2,800	55,391
Total Hotels, Restaurants & Leisure		2,030,853
Household Durables — 2.6%
&Do Holdings Co. Ltd.	7,300	56,343
Casio Computer Co. Ltd.	37,900	316,275
Cleanup Corp.	10,400	43,146
ES-Con Japan Ltd.	18,700	116,012
Eslead Corp.	3,600	104,340
Foster Electric Co. Ltd.	3,700	36,821
Fuji Corp. Ltd.	11,600	58,974
Fujitsu General Ltd.	8,300	122,894
Global Ltd.	7,500	32,881
Hoosiers Holdings Co. Ltd.	10,400	69,020
JVCKenwood Corp.	12,700	141,134
Ki-Star Real Estate Co. Ltd.	2,400	65,895
Meiwa Estate Co. Ltd.	6,100	39,629
Sangetsu Corp.	12,200	232,418
Tama Home Co. Ltd.	6,300	142,908
Tamron Co. Ltd.	8,200	234,532
TASUKI Holdings, Inc.	6,400	34,411
Zojirushi Corp.	6,900	79,028
Total Household Durables		1,926,661
Household Products — 0.4%
Earth Corp.	2,300	81,955
Pigeon Corp.	18,100	167,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
Transaction Co. Ltd.(a)	3,200	$42,250
Total Household Products		291,891
Industrial Conglomerates — 0.3%
Keihan Holdings Co. Ltd.	4,300	90,564
TOKAI Holdings Corp.	25,800	159,403
Total Industrial Conglomerates		249,967
Insurance — 0.1%
FP Partner, Inc.(a)	3,300	43,213
Zenhoren Co. Ltd.	10,300	46,532
Total Insurance		89,745
Interactive Media & Services — 0.2%
ITmedia, Inc.	6,000	60,283
Kamakura Shinsho Ltd.	10,200	36,280
MTI Ltd.	5,400	40,132
Total Interactive Media & Services		136,695
IT Services — 2.2%
Base Co. Ltd.	1,300	23,790
Business Brain Showa-Ota, Inc.	3,600	49,066
Change Holdings, Inc.(a)	5,800	44,138
Comture Corp.	4,100	58,985
Digital Information Technologies Corp.	3,600	49,707
DTS Corp.	5,600	149,478
Future Corp.	8,700	102,522
ID Holdings Corp.	5,500	55,784
I-NET Corp.	4,400	44,263
Itfor, Inc.	10,000	90,799
Japan Business Systems, Inc.	7,500	43,427
JBCC Holdings, Inc.	3,300	95,225
LAC Co. Ltd.	7,700	56,736
Mitsubishi Research Institute, Inc.	2,500	77,151
NSD Co. Ltd.	11,700	251,555
Simplex Holdings, Inc.	4,300	68,073
Softcreate Holdings Corp.	4,900	71,835
Startia Holdings, Inc.	2,700	39,858
TDC Soft, Inc.	7,400	74,160
TechMatrix Corp.	3,300	49,786
Uchida Yoko Co. Ltd.	1,600	71,061
Total IT Services		1,567,399
Leisure Products — 0.7%
Daikoku Denki Co. Ltd.	1,800	34,303
Furyu Corp.	5,900	41,671
GLOBERIDE, Inc.	4,500	55,319
Mizuno Corp.	2,600	148,231
Roland Corp.	4,600	114,736
Universal Entertainment Corp.	11,500	75,808
Yonex Co. Ltd.	3,700	50,382
Total Leisure Products		520,450
Life Sciences Tools & Services — 0.1%
Shin Nippon Biomedical Laboratories Ltd.	7,300	77,478
Machinery — 5.0%
Aida Engineering Ltd.	8,500	44,025
Anest Iwata Corp.	6,700	61,432
Bando Chemical Industries Ltd.	8,100	98,493
Daihatsu Diesel Manufacturing Co. Ltd.	4,200	49,734
Fukushima Galilei Co. Ltd.	2,400	40,377
Furukawa Co. Ltd.	3,300	33,722
Glory Ltd.	9,000	148,606
Hokuetsu Industries Co. Ltd.	3,300	38,153
Iwaki Co. Ltd.	2,300	37,202
Kanadevia Corp.	11,435	71,669
Kitz Corp.	11,900	86,092
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,000	113,668
Makino Milling Machine Co. Ltd.	2,200	150,483
Max Co. Ltd.	6,600	147,824
Meidensha Corp.	2,800	77,946
METAWATER Co. Ltd.	3,100	35,860
Mitsubishi Logisnext Co. Ltd.	4,500	56,207
Mitsuboshi Belting Ltd.	6,400	162,891
Morita Holdings Corp.	4,700	65,195
Nikkiso Co. Ltd.	8,000	49,427
Nissei ASB Machine Co. Ltd.	2,300	74,345
Nomura Micro Science Co. Ltd.(a)	3,500	51,467
Noritake Co. Ltd.	3,300	83,361
NTN Corp.	70,500	114,255
Obara Group, Inc.	2,200	56,064
Oiles Corp.	4,500	71,068
OKUMA Corp.	7,700	167,072
Organo Corp.	2,400	125,223
OSG Corp.	11,400	134,521
Rheon Automatic Machinery Co. Ltd.	3,700	34,420
Ryobi Ltd.	3,900	56,455
Shibaura Machine Co. Ltd.	3,100	70,714
Shibuya Corp.	2,200	54,034
Shinmaywa Industries Ltd.	7,700	68,396
Shinwa Co. Ltd.	1,500	28,576
Star Micronics Co. Ltd.	3,800	45,650
Takeuchi Manufacturing Co. Ltd.	5,700	180,618
Takuma Co. Ltd.	9,500	100,283
Teikoku Electric Manufacturing Co. Ltd.	1,400	25,370
Tocalo Co. Ltd.	6,500	77,011
Torishima Pump Manufacturing Co. Ltd.	2,900	44,471
Tsubakimoto Chain Co.	19,400	241,451
Tsugami Corp.	5,100	50,559
Union Tool Co.	900	28,748
YAMABIKO Corp.	7,300	118,400
Total Machinery		3,671,538
Marine Transportation — 0.3%
Iino Kaiun Kaisha Ltd.	16,400	122,509
NS United Kaiun Kaisha Ltd.	4,000	103,207
Total Marine Transportation		225,716
Media — 0.8%
Carta Holdings, Inc.	6,000	53,182
Intage Holdings, Inc.	4,100	41,663
Macromill, Inc.	6,800	53,003
Proto Corp.	6,800	56,032
Septeni Holdings Co. Ltd.	14,100	35,528
SKY Perfect JSAT Holdings, Inc.	31,200	180,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
ValueCommerce Co. Ltd.	7,800	$58,366
Vector, Inc.	7,300	48,400
Zenrin Co. Ltd.	14,000	74,205
Total Media		600,837
Metals & Mining — 3.5%
Aichi Steel Corp.	2,000	65,920
Araya Industrial Co. Ltd.	1,600	52,329
ARE Holdings, Inc.	15,000	163,209
Chubu Steel Plate Co. Ltd.	5,500	86,581
Daido Steel Co. Ltd.	30,500	230,555
Daiki Aluminium Industry Co. Ltd.	8,900	60,141
Dowa Holdings Co. Ltd.	6,400	181,461
Godo Steel Ltd.	4,300	108,622
Kurimoto Ltd.	4,600	127,908
Kyoei Steel Ltd.	11,300	132,011
Mitsubishi Materials Corp.	18,300	280,101
Mitsubishi Steel Manufacturing Co. Ltd.	4,300	42,218
Mitsui Mining & Smelting Co. Ltd.	7,200	213,810
Nakayama Steel Works Ltd.	15,000	71,583
Nippon Denko Co. Ltd.	26,200	47,512
Nippon Light Metal Holdings Co. Ltd.	10,300	102,174
Nippon Yakin Kogyo Co. Ltd.	3,100	79,295
OSAKA Titanium Technologies Co. Ltd.(a)	4,000	47,238
Tokyo Steel Manufacturing Co. Ltd.	11,600	110,051
Tokyo Tekko Co. Ltd.	3,200	136,421
Topy Industries Ltd.	4,300	54,749
UACJ Corp.	4,300	145,832
Total Metals & Mining		2,539,721
Oil, Gas & Consumable Fuels — 0.8%
Fuji Oil Co. Ltd.	16,600	32,004
Itochu Enex Co. Ltd.	17,400	181,462
Nippon Coke & Engineering Co. Ltd.	73,100	44,653
Sala Corp.	10,400	59,425
San-Ai Obbli Co. Ltd.	19,500	235,127
Total Oil, Gas & Consumable Fuels		552,671
Paper & Forest Products — 0.3%
Chuetsu Pulp & Paper Co. Ltd.	5,100	49,001
Daio Paper Corp.	9,400	49,763
Nippon Paper Industries Co. Ltd.	7,800	43,229
Tokushu Tokai Paper Co. Ltd.	3,300	76,432
Total Paper & Forest Products		218,425
Personal Care Products — 1.0%
Mandom Corp.	7,400	60,411
Milbon Co. Ltd.	4,000	89,209
Noevir Holdings Co. Ltd.	7,100	221,141
Pola Orbis Holdings, Inc.	30,700	279,144
Shinnihonseiyaku Co. Ltd.	3,700	47,627
Total Personal Care Products		697,532
Pharmaceuticals — 1.6%
ASKA Pharmaceutical Holdings Co. Ltd.	4,600	61,437
Astena Holdings Co. Ltd.	14,800	44,826
Daito Pharmaceutical Co. Ltd.	2,800	37,236
Fuji Pharma Co. Ltd.	5,800	59,011
JCR Pharmaceuticals Co. Ltd.	18,500	71,452
Kyorin Pharmaceutical Co. Ltd.	6,500	62,245
Mochida Pharmaceutical Co. Ltd.	3,400	76,152
Nippon Shinyaku Co. Ltd.	8,500	215,745
Sawai Group Holdings Co. Ltd.	12,400	169,715
Towa Pharmaceutical Co. Ltd.	4,200	89,660
Tsumura & Co.	7,100	212,693
ZERIA Pharmaceutical Co. Ltd.	5,900	91,676
Total Pharmaceuticals		1,191,848
Professional Services — 2.6%
Altech Corp.	2,850	46,914
Careerlink Co. Ltd.	2,200	34,268
Dip Corp.	5,400	86,037
en Japan, Inc.	5,000	67,479
Forum Engineering, Inc.	14,400	95,750
FULLCAST Holdings Co. Ltd.	5,200	49,069
Funai Soken Holdings, Inc.	4,040	61,438
JAC Recruitment Co. Ltd.	31,200	139,959
Link & Motivation, Inc.	8,900	33,582
Matching Service Japan Co. Ltd.	5,200	36,429
MEITEC Group Holdings, Inc.	18,600	350,910
Nomura Co. Ltd.	12,000	68,414
Open Up Group, Inc.	9,500	108,323
Quick Co. Ltd.	3,500	50,843
SMS Co. Ltd.	3,300	33,029
Tanseisha Co. Ltd.	6,500	41,194
TechnoPro Holdings, Inc.	9,800	184,763
TKC Corp.	5,600	135,403
Transcosmos, Inc.	3,700	78,751
TRYT, Inc.	15,500	40,338
UT Group Co. Ltd.	4,900	67,969
Yamada Consulting Group Co. Ltd.	3,900	47,869
Total Professional Services		1,858,731
Real Estate Management & Development — 3.1%
Airport Facilities Co. Ltd.	16,700	61,207
Aoyama Zaisan Networks Co. Ltd.	5,400	65,490
Arealink Co. Ltd.	4,000	58,132
B-Lot Co. Ltd.	6,400	52,451
CRE, Inc.	4,000	32,018
Dear Life Co. Ltd.	11,700	76,382
Global Link Management KK	2,100	36,185
Good Com Asset Co. Ltd.	6,800	37,427
Grandy House Corp.	11,900	43,387
Heiwa Real Estate Co. Ltd.	4,600	127,615
Ichigo, Inc.	45,300	108,379
JALCO Holdings, Inc.	38,800	92,828
Japan Property Management Center Co. Ltd.	7,300	52,070
JINUSHI Co. Ltd.	5,300	72,843
JSB Co. Ltd.	2,500	43,745
Kasumigaseki Capital Co. Ltd.(a)	400	34,207
Katitas Co. Ltd.	8,500	122,935
Keihanshin Building Co. Ltd.	5,200	54,727
LA Holdings Co. Ltd.	1,500	54,594
Leopalace21 Corp.	36,100	135,984
Loadstar Capital KK	4,900	77,478
Mirarth Holdings, Inc.	43,900	144,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
Mugen Estate Co. Ltd.	6,300	$74,240
Relo Group, Inc.	12,500	153,387
Starts Corp., Inc.	9,400	227,284
Sun Frontier Fudousan Co. Ltd.	7,600	94,105
Tosei Corp.	6,000	96,131
Total Real Estate Management & Development		2,229,367
Semiconductors & Semiconductor Equipment — 0.5%
Furuya Metal Co. Ltd.	2,700	62,277
Japan Material Co. Ltd.	4,600	49,729
Micronics Japan Co. Ltd.	1,800	43,236
Shibaura Mechatronics Corp.	1,200	61,084
Shindengen Electric Manufacturing Co. Ltd.	2,800	44,380
Tera Probe, Inc.*	1,900	34,963
Towa Corp.	6,000	59,023
Yamaichi Electronics Co. Ltd.	2,400	35,414
Total Semiconductors & Semiconductor Equipment		390,106
Software — 1.2%
Celsys, Inc.	5,700	49,616
Computer Engineering & Consulting Ltd.	7,600	96,717
Cresco Ltd.	8,700	68,035
Digital Arts, Inc.	1,300	49,962
Fukui Computer Holdings, Inc.	2,800	54,518
I'll, Inc.	1,190	20,747
Intelligent Wave, Inc.	5,700	41,346
Justsystems Corp.	2,000	44,731
Miroku Jyoho Service Co. Ltd.	7,000	88,146
Systena Corp.	74,700	172,538
Toho System Science Co. Ltd.	3,800	33,512
UNITED, Inc.	9,800	48,888
WingArc1st, Inc.	4,100	98,091
Total Software		866,847
Specialty Retail — 4.4%
Adastria Co. Ltd.	6,622	145,999
Alleanza Holdings Co. Ltd.	5,700	40,512
Alpen Co. Ltd.	4,500	59,958
AOKI Holdings, Inc.	15,000	127,704
Aoyama Trading Co. Ltd.	13,100	188,381
ARCLANDS Corp.	6,779	73,156
Asahi Co. Ltd.	6,600	63,665
Autobacs Seven Co. Ltd.	12,000	112,090
Bic Camera, Inc.	10,400	113,291
DCM Holdings Co. Ltd.	16,000	145,788
EDION Corp.	11,200	127,636
Geo Holdings Corp.	4,000	42,046
Hard Off Corp. Co. Ltd.	4,200	50,402
Honeys Holdings Co. Ltd.	5,700	59,735
IDOM, Inc.	17,300	124,719
Japan Eyewear Holdings Co. Ltd.	2,400	36,803
JINS Holdings, Inc.	1,300	53,271
Joshin Denki Co. Ltd.	4,000	58,157
Joyful Honda Co. Ltd.	6,400	75,215
Kohnan Shoji Co. Ltd.	3,300	75,592
Kojima Co. Ltd.	4,900	32,332
Komehyo Holdings Co. Ltd.	1,300	32,591
Komeri Co. Ltd.	3,300	69,397
K's Holdings Corp.	21,800	195,307
KU Holdings Co. Ltd.	11,000	77,761
Nafco Co. Ltd.	2,800	37,539
New Art Holdings Co. Ltd.	5,600	56,442
Nextage Co. Ltd.	6,100	55,077
Nishimatsuya Chain Co. Ltd.	3,800	56,845
Nissan Tokyo Sales Holdings Co. Ltd.	20,400	67,628
Nojima Corp.	7,300	106,416
PAL GROUP Holdings Co. Ltd.	5,300	103,026
Sac's Bar Holdings, Inc.	7,900	49,161
Scroll Corp.	7,700	52,816
Syuppin Co. Ltd.	6,200	41,857
United Arrows Ltd.	4,700	80,716
VT Holdings Co. Ltd.	27,254	86,361
World Co. Ltd.	6,500	104,101
Xebio Holdings Co. Ltd.	5,600	40,728
Yellow Hat Ltd.	5,700	97,418
Total Specialty Retail		3,217,639
Technology Hardware, Storage & Peripherals — 0.7%
Elecom Co. Ltd.	10,700	101,444
MCJ Co. Ltd.	10,900	99,526
Mimaki Engineering Co. Ltd.	5,500	57,814
Riso Kagaku Corp.	9,300	95,036
Toshiba TEC Corp.	2,700	62,019
Wacom Co. Ltd.	19,700	90,879
Total Technology Hardware, Storage & Peripherals		506,718
Textiles, Apparel & Luxury Goods — 1.4%
Baroque Japan Ltd.	8,800	44,739
Daidoh Ltd.(a)	15,300	90,538
Fujibo Holdings, Inc.	1,500	52,017
Gunze Ltd.	2,000	69,483
Japan Wool Textile Co. Ltd.	9,400	77,995
Kurabo Industries Ltd.	2,800	102,443
Morito Co. Ltd.	7,700	76,089
Onward Holdings Co. Ltd.	25,439	95,502
Seiko Group Corp.	4,100	127,701
Wacoal Holdings Corp.	4,800	165,080
Yondoshi Holdings, Inc.	7,900	94,854
Total Textiles, Apparel & Luxury Goods		996,441
Trading Companies & Distributors — 3.1%
Advan Group Co. Ltd.	5,000	31,019
Alconix Corp.	6,400	62,265
Chori Co. Ltd.	4,100	101,613
Daiichi Jitsugyo Co. Ltd.	3,900	71,543
Gecoss Corp.	6,900	44,782
Hanwa Co. Ltd.	6,300	199,631
Inaba Denki Sangyo Co. Ltd.	10,600	264,191
Inabata & Co. Ltd.	7,500	158,914
Japan Pulp & Paper Co. Ltd.	13,100	57,098
Kamei Corp.	3,300	39,644
Kanaden Corp.	3,900	37,397
Kanamoto Co. Ltd.	2,700	57,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

Investments	Shares	Value
Kanematsu Corp.	18,500	$309,942
MARUKA FURUSATO Corp.	2,100	34,661
Meiwa Corp.	12,600	52,112
Nichiden Corp.	2,600	51,037
Nishio Holdings Co. Ltd.	2,400	72,156
Sanyo Trading Co. Ltd.	3,700	37,928
Seika Corp.	2,300	70,979
Senshu Electric Co. Ltd.	1,600	50,038
Sumiseki Holdings, Inc.(a)	12,600	62,054
Totech Corp.	5,600	94,248
Trusco Nakayama Corp.	3,900	58,242
Wakita & Co. Ltd.	5,900	63,182
Yamazen Corp.	10,800	95,933
Yuasa Trading Co. Ltd.	2,500	70,390
Total Trading Companies & Distributors		2,248,724
Transportation Infrastructure — 0.2%
Nissin Corp.	3,700	109,121
Wireless Telecommunication Services — 0.3%
Okinawa Cellular Telephone Co.	7,600	210,359
TOTAL COMMON STOCKS (COST: $69,240,471)		72,380,825
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $38,427)	38,427	38,427
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $377,422)	377,422	377,422
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $69,656,320)		72,796,674
Other Liabilities less Assets — (0.1)%		(58,534)
NET ASSETS — 100.0%		$72,738,140

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $566,555 and the total market value of the collateral held by the Fund was $596,768. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $219,346.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/8/2025	14,333,387	USD	2,142,174,854	JPY	$701,229	$–
Citibank NA	1/8/2025	14,333,387	USD	2,142,182,020	JPY	701,183	–
Goldman Sachs	1/8/2025	330,567,332	JPY	2,094,014	USD	9,618	–
Goldman Sachs	1/8/2025	2,186,489,028	JPY	13,914,584	USD	–	(424)
Goldman Sachs	1/8/2025	14,333,387	USD	2,142,146,187	JPY	701,411	–
Goldman Sachs	2/5/2025	14,548,135	USD	2,278,507,081	JPY	179	–
HSBC Holdings PLC	1/8/2025	2,186,559,993	JPY	13,914,584	USD	28	–
HSBC Holdings PLC	1/8/2025	14,333,387	USD	2,142,143,320	JPY	701,430	–
HSBC Holdings PLC	2/5/2025	14,548,135	USD	2,278,581,276	JPY	–	(294)
Royal Bank of Canada	1/8/2025	2,186,581,552	JPY	13,914,582	USD	167	–
Royal Bank of Canada	1/8/2025	2,186,581,866	JPY	13,914,584	USD	167	–
Royal Bank of Canada	1/8/2025	14,333,384	USD	2,142,174,376	JPY	701,229	–
Royal Bank of Canada	2/5/2025	14,548,132	USD	2,278,616,770	JPY	–	(524)
Royal Bank of Canada	2/5/2025	14,548,135	USD	2,278,617,239	JPY	–	(524)
UBS Group AG	1/8/2025	2,186,548,861	JPY	13,914,584	USD	–	(43)
UBS Group AG	2/5/2025	14,548,135	USD	2,278,569,638	JPY	–	(220)
						$3,516,641	$(2,029)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$72,380,825	$–	$–	$72,380,825
Mutual Fund	–	38,427	–	38,427
Investment of Cash Collateral for Securities Loaned	–	377,422	–	377,422
Total Investments in Securities	$72,380,825	$415,849	$–	$72,796,674
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$3,516,641	$–	$3,516,641
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(2,029)	$–	$(2,029)
Total - Net	$72,380,825	$3,930,461	$–	$76,311,286

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.3%
Japan — 99.3%
Air Freight & Logistics — 1.2%
AIT Corp.	17,200	$188,022
AZ-COM MARUWA Holdings, Inc.	43,100	304,410
Hamakyorex Co. Ltd.	20,000	171,672
Konoike Transport Co. Ltd.	26,200	515,131
Mitsui-Soko Holdings Co. Ltd.	7,000	330,491
Sankyu, Inc.	25,100	873,932
SBS Holdings, Inc.	8,800	132,874
Senko Group Holdings Co. Ltd.	48,856	463,193
Total Air Freight & Logistics		2,979,725
Automobile Components — 4.6%
Aisan Industry Co. Ltd.	37,400	419,786
Daido Metal Co. Ltd.	38,100	127,275
Daikyonishikawa Corp.	80,700	331,201
Eagle Industry Co. Ltd.	26,700	350,654
Exedy Corp.	22,925	641,830
Fujikura Composites, Inc.	16,500	167,877
FuKoKu Co. Ltd.	15,100	172,272
Futaba Industrial Co. Ltd.	67,600	310,557
G-Tekt Corp.	27,600	308,559
Ichikoh Industries Ltd.	46,000	117,371
KYB Corp.	26,800	501,178
Musashi Seimitsu Industry Co. Ltd.	23,700	597,175
Nichirin Co. Ltd.	9,600	210,435
NPR-RIKEN Corp.	21,700	354,165
Pacific Industrial Co. Ltd.	34,600	301,176
Press Kogyo Co. Ltd.	69,300	247,374
Sanoh Industrial Co. Ltd.	27,800	132,491
Seiren Co. Ltd.	20,111	358,430
Shoei Co. Ltd.	19,400	278,113
Sumitomo Riko Co. Ltd.	42,500	440,252
T RAD Co. Ltd.	8,400	198,028
Tachi-S Co. Ltd.	37,900	420,575
Tokai Rika Co. Ltd.	41,258	598,288
Topre Corp.	24,800	316,864
Toyo Tire Corp.	95,600	1,487,591
Toyoda Gosei Co. Ltd.	68,800	1,217,659
Unipres Corp.	30,100	207,804
Yorozu Corp.	16,100	124,264
Yutaka Giken Co. Ltd.	16,200	215,333
Total Automobile Components		11,154,577
Banks — 5.6%
77 Bank Ltd.	31,800	920,047
Akita Bank Ltd.	16,300	231,287
Awa Bank Ltd.	18,075	313,058
Bank of Iwate Ltd.	11,400	203,903
Bank of Saga Ltd.	11,500	161,568
Bank of the Ryukyus Ltd.	26,508	179,801
Chugin Financial Group, Inc.	89,600	934,426
Daishi Hokuetsu Financial Group, Inc.	40,010	735,740
Ehime Bank Ltd.	22,299	158,630
FIDEA Holdings Co. Ltd.	22,980	206,317
First Bank of Toyama Ltd.	34,000	231,051
Fukui Bank Ltd.	14,748	172,479
Hirogin Holdings, Inc.	140,000	1,036,460
Hyakujushi Bank Ltd.	16,100	335,502
Juroku Financial Group, Inc.	19,800	539,221
Keiyo Bank Ltd.	64,542	323,613
Kiyo Bank Ltd.	24,290	342,187
Miyazaki Bank Ltd.	10,100	201,152
Musashino Bank Ltd.	17,900	341,690
Nanto Bank Ltd.	19,000	389,889
North Pacific Bank Ltd.	146,415	426,687
Ogaki Kyoritsu Bank Ltd.	22,142	272,760
Oita Bank Ltd.	10,800	214,749
Okinawa Financial Group, Inc.	11,880	196,765
Procrea Holdings, Inc.	13,062	147,026
San ju San Financial Group, Inc.	19,600	284,472
San-In Godo Bank Ltd.	70,900	570,683
Senshu Ikeda Holdings, Inc.	142,840	359,917
Seven Bank Ltd.	521,700	1,034,703
Shikoku Bank Ltd.	42,200	311,747
Suruga Bank Ltd.	82,600	592,853
Tochigi Bank Ltd.	59,300	107,160
Toho Bank Ltd.	102,000	191,461
Tokyo Kiraboshi Financial Group, Inc.	14,700	426,521
Towa Bank Ltd.	44,900	183,131
Yamagata Bank Ltd.	24,700	157,479
Yamanashi Chuo Bank Ltd.	17,500	210,120
Total Banks		13,646,255
Beverages — 0.2%
Takara Holdings, Inc.	63,511	547,578
Biotechnology — 0.1%
Pharma Foods International Co. Ltd.	18,100	115,054
Broadline Retail — 0.7%
ASKUL Corp.	23,730	254,271
Belluna Co. Ltd.	45,484	225,163
Izumi Co. Ltd.	25,900	530,821
Mr. Max Holdings Ltd.	29,100	131,280
Seria Co. Ltd.	20,200	362,073
Treasure Factory Co. Ltd.	10,600	95,505
Total Broadline Retail		1,599,113
Building Products — 1.1%
Bunka Shutter Co. Ltd.	41,600	514,838
Central Glass Co. Ltd.	14,786	312,354
Kondotec, Inc.	18,600	160,484
Nichiha Corp.	12,800	237,821
Nitto Boseki Co. Ltd.	3,500	142,975
Noritz Corp.	16,800	178,091
Okabe Co. Ltd.	23,400	114,052
Shin Nippon Air Technologies Co. Ltd.	22,400	290,904
Sinko Industries Ltd.	32,900	267,328
Takara Standard Co. Ltd.	23,831	256,415
Toli Corp.	49,000	144,980
Total Building Products		2,620,242
Capital Markets — 2.4%
First Brothers Co. Ltd.	18,600	126,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
GMO Financial Holdings, Inc.	75,500	$330,036
Ichiyoshi Securities Co. Ltd.	46,788	286,396
Integral Corp.	3,700	102,647
IwaiCosmo Holdings, Inc.	29,100	429,945
M&A Capital Partners Co. Ltd.	8,500	143,704
Matsui Securities Co. Ltd.	255,800	1,328,155
Monex Group, Inc.	153,800	942,412
Nihon M&A Center Holdings, Inc.	170,700	718,165
SBI Global Asset Management Co. Ltd.	68,744	293,942
Sparx Group Co. Ltd.	27,700	270,197
Strike Co. Ltd.	5,800	134,888
Tokai Tokyo Financial Holdings, Inc.	204,900	645,365
Toyo Securities Co. Ltd.	40,100	143,652
Total Capital Markets		5,896,494
Chemicals — 9.0%
ADEKA Corp.	45,925	827,708
Aica Kogyo Co. Ltd.	43,715	918,471
Arakawa Chemical Industries Ltd.	11,900	83,594
Artience Co. Ltd.	18,902	379,459
Asahi Yukizai Corp.	7,400	211,415
C Uyemura & Co. Ltd.	4,700	326,871
Carlit Co. Ltd.	11,800	92,502
Chugoku Marine Paints Ltd.	43,100	649,955
Dai Nippon Toryo Co. Ltd.	27,500	203,153
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,342	218,310
Denka Co. Ltd.	47,500	674,448
DIC Corp.	34,500	742,861
DKS Co. Ltd.	6,000	146,220
Fujimi, Inc.	33,200	508,900
Fuso Chemical Co. Ltd.	9,000	204,155
Harima Chemicals Group, Inc.	31,700	177,702
Hokko Chemical Industry Co. Ltd.	13,400	112,718
Ise Chemicals Corp.	1,200	247,773
Ishihara Sangyo Kaisha Ltd.	27,500	269,471
JCU Corp.	8,400	205,510
JSP Corp.	26,223	364,079
Kaneka Corp.	25,300	604,328
Kanto Denka Kogyo Co. Ltd.	15,400	95,736
KeePer Technical Laboratory Co. Ltd.(a)	5,400	163,553
KH Neochem Co. Ltd.	21,400	277,372
Koatsu Gas Kogyo Co. Ltd.	21,700	112,808
Konishi Co. Ltd.	27,800	231,372
Kumiai Chemical Industry Co. Ltd.	65,924	315,442
Kureha Corp.	22,892	418,774
Lintec Corp.	27,365	533,684
MEC Co. Ltd.	4,500	100,360
Moriroku Holdings Co. Ltd.	14,700	186,696
Nicca Chemical Co. Ltd.	16,900	122,051
Nihon Nohyaku Co. Ltd.	41,000	183,660
Nippon Carbide Industries Co., Inc.	10,000	110,333
Nippon Kayaku Co. Ltd.	83,300	680,563
Nippon Shokubai Co. Ltd.	65,100	793,246
Nippon Soda Co. Ltd.	34,436	637,184
Okamoto Industries, Inc.	5,300	193,573
Okura Industrial Co. Ltd.	8,700	166,626
Osaka Organic Chemical Industry Ltd.	7,600	139,804
Osaka Soda Co. Ltd.	20,000	254,009
PILLAR Corp.	11,500	316,843
Rasa Industries Ltd.	8,400	144,418
Riken Technos Corp.	47,600	326,198
Sakai Chemical Industry Co. Ltd.	10,300	171,841
Sakata INX Corp.	26,000	288,521
Sanyo Chemical Industries Ltd.	10,535	276,178
Shin-Etsu Polymer Co. Ltd.	36,500	382,744
Stella Chemifa Corp.	7,300	205,307
Sumitomo Seika Chemicals Co. Ltd.	11,100	337,252
T Hasegawa Co. Ltd.	12,100	239,059
Taiyo Holdings Co. Ltd.	24,282	633,470
Takasago International Corp.	5,100	189,189
Tayca Corp.	10,300	103,485
Teijin Ltd.	56,500	481,019
Toagosei Co. Ltd.	60,600	584,561
Tokuyama Corp.	32,100	538,711
Toyobo Co. Ltd.	47,253	290,746
UBE Corp.	57,093	875,685
Valqua Ltd.	12,037	250,452
Zacros Corp.	5,900	161,803
Zeon Corp.	105,100	1,002,449
Total Chemicals		21,686,380
Commercial Services & Supplies — 1.8%
Aeon Delight Co. Ltd.	15,600	431,293
CTS Co. Ltd.	28,400	163,179
Daiei Kankyo Co. Ltd.	21,800	401,017
Daiseki Co. Ltd.	9,088	208,464
Itoki Corp.	18,100	189,684
Japan Elevator Service Holdings Co. Ltd.	10,300	191,110
Kokuyo Co. Ltd.	59,300	1,055,371
Kosaido Holdings Co. Ltd.	29,600	95,113
Nippon Air Conditioning Services Co. Ltd.	24,000	161,262
Nippon Kanzai Holdings Co. Ltd.	9,600	163,706
Okamura Corp.	52,076	683,588
Pilot Corp.	9,500	293,898
Prestige International, Inc.	32,400	140,601
Sato Holdings Corp.	9,738	136,565
TRE Holdings Corp.	8,700	83,756
Total Commercial Services & Supplies		4,398,607
Construction & Engineering — 6.3%
Asahi Kogyosha Co. Ltd.	19,400	280,828
Asanuma Corp.	81,200	345,136
CTI Engineering Co. Ltd.	7,400	115,831
Dai-Dan Co. Ltd.	19,200	471,570
EXEO Group, Inc.	99,700	1,098,755
Hazama Ando Corp.	109,800	831,395
Integrated Design & Engineering Holdings Co. Ltd.	9,000	371,659
Kawada Technologies, Inc.	11,400	199,551
Kumagai Gumi Co. Ltd.	16,900	427,984
Mirait One Corp.	32,900	481,903
Miyaji Engineering Group, Inc.	19,100	243,672
Nippon Densetsu Kogyo Co. Ltd.	12,300	155,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
Nippon Road Co. Ltd.	14,600	$165,360
Nishimatsu Construction Co. Ltd.	22,907	763,761
Nittoc Construction Co. Ltd.	23,300	148,405
Okumura Corp.	27,370	686,166
Oriental Shiraishi Corp.	75,900	188,832
Penta-Ocean Construction Co. Ltd.	119,093	495,968
PS Construction Co. Ltd.	31,700	224,498
Raito Kogyo Co. Ltd.	12,900	182,222
Sanki Engineering Co. Ltd.	35,300	710,897
Seikitokyu Kogyo Co. Ltd.	35,600	353,599
Shinnihon Corp.	23,400	232,868
SHO-BOND Holdings Co. Ltd.	25,500	847,134
Sumitomo Densetsu Co. Ltd.	9,000	284,614
Sumitomo Mitsui Construction Co. Ltd.	45,260	118,939
Taihei Dengyo Kaisha Ltd.	5,800	185,632
Taikisha Ltd.	16,365	520,648
Takamatsu Construction Group Co. Ltd.	9,700	173,250
Techno Ryowa Ltd.	6,000	106,096
Toa Corp.	32,900	250,162
TOA Road Corp.	29,300	244,042
Toda Corp.	113,749	696,637
Tokyo Energy & Systems, Inc.	20,000	140,494
Tokyu Construction Co. Ltd.	58,300	267,462
Totetsu Kogyo Co. Ltd.	17,179	367,278
Toyo Construction Co. Ltd.	56,400	487,345
Wakachiku Construction Co. Ltd.	5,200	124,243
West Holdings Corp.(a)	11,847	136,667
Yahagi Construction Co. Ltd.	17,500	177,272
Yokogawa Bridge Holdings Corp.	17,100	307,051
Yondenko Corp.	29,300	296,990
Yurtec Corp.	26,500	262,707
Total Construction & Engineering		15,171,504
Construction Materials — 0.6%
Asia Pile Holdings Corp.	47,500	252,975
Krosaki Harima Corp.	22,400	364,164
Maeda Kosen Co. Ltd.	16,500	205,148
Nippon Concrete Industries Co. Ltd.	45,500	107,410
Shinagawa Refractories Co. Ltd.	29,100	325,699
Sumitomo Osaka Cement Co. Ltd.	12,840	270,999
Total Construction Materials		1,526,395
Consumer Finance — 0.1%
J Trust Co. Ltd.	61,400	189,091
Consumer Staples Distribution & Retail — 3.0%
Aeon Hokkaido Corp.	49,400	278,496
Ain Holdings, Inc.	7,400	205,200
Arcs Co. Ltd.	22,594	374,362
Axial Retailing, Inc.	51,800	303,232
Belc Co. Ltd.	5,000	213,159
Cawachi Ltd.	11,000	179,180
Create SD Holdings Co. Ltd.	17,800	318,488
Fuji Co. Ltd.	24,700	323,445
G-7 Holdings, Inc.	15,800	148,590
H2O Retailing Corp.	32,700	481,262
Halows Co. Ltd.	4,100	120,657
Heiwado Co. Ltd.	17,563	256,360
JM Holdings Co. Ltd.	10,300	166,009
Kato Sangyo Co. Ltd.	13,316	382,551
Kusuri no Aoki Holdings Co. Ltd.	7,400	153,311
Lacto Japan Co. Ltd.	7,100	121,571
Life Corp.	28,500	637,424
Mitsubishi Shokuhin Co. Ltd.	19,100	610,092
Nihon Chouzai Co. Ltd.	9,900	90,962
Okuwa Co. Ltd.	24,900	140,375
Qol Holdings Co. Ltd.	13,200	124,055
Retail Partners Co. Ltd.	16,300	131,304
San-A Co. Ltd.	23,000	425,286
Shoei Foods Corp.(a)	3,300	84,726
Toho Co. Ltd.	7,500	142,689
United Super Markets Holdings, Inc.(a)	47,026	225,615
Valor Holdings Co. Ltd.	23,191	323,458
Yokorei Co. Ltd.	29,900	162,285
Total Consumer Staples Distribution & Retail		7,124,144
Containers & Packaging — 0.9%
FP Corp.	23,200	412,451
Fuji Seal International, Inc.	32,010	517,749
Hokkan Holdings Ltd.	14,000	149,389
Pack Corp.	11,100	252,851
Rengo Co. Ltd.	113,000	629,855
Tomoku Co. Ltd.	11,100	163,858
Total Containers & Packaging		2,126,153
Distributors — 0.8%
Arata Corp.	13,600	274,319
Central Automotive Products Ltd.	8,000	247,137
GSI Creos Corp.	10,900	157,230
Happinet Corp.	14,300	437,207
Optimus Group Co. Ltd.	51,700	122,375
PALTAC Corp.	19,100	530,124
Yamae Group Holdings Co. Ltd.	13,500	169,566
Total Distributors		1,937,958
Diversified Consumer Services — 0.3%
Aucnet, Inc.	11,600	197,147
I K K Holdings, Inc.(a)	30,700	147,288
Step Co. Ltd.	17,500	246,977
Waseda Academy Co. Ltd.	13,500	169,051
Total Diversified Consumer Services		760,463
Diversified Telecommunication Services — 0.2%
Asahi Net, Inc.	39,600	167,562
U-Next Holdings Co. Ltd.	16,200	179,874
Vision, Inc.	28,000	228,048
Total Diversified Telecommunication Services		575,484
Electric Utilities — 0.7%
Hokkaido Electric Power Co., Inc.	69,600	369,346
Hokuriku Electric Power Co.	46,500	254,484
Okinawa Electric Power Co., Inc.	14,800	90,405
Shikoku Electric Power Co., Inc.	114,900	902,545
Total Electric Utilities		1,616,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
Electrical Equipment — 1.9%
Cosel Co. Ltd.	25,700	$174,484
Daihen Corp.	6,900	355,186
Furukawa Electric Co. Ltd.	12,900	548,718
GS Yuasa Corp.	32,000	539,781
Mabuchi Motor Co. Ltd.	54,200	774,754
Mirai Industry Co. Ltd.	10,700	252,249
Nippon Carbon Co. Ltd.	4,000	111,860
Nitto Kogyo Corp.	34,300	631,831
Sanyo Denki Co. Ltd.	2,000	115,933
SEC Carbon Ltd.	9,700	136,094
Sinfonia Technology Co. Ltd.	6,900	281,866
SWCC Corp.	9,500	459,404
Toyo Tanso Co. Ltd.	4,400	119,827
Total Electrical Equipment		4,501,987
Electronic Equipment, Instruments & Components — 6.8%
A&D HOLON Holdings Co. Ltd.	11,700	147,851
Ai Holdings Corp.	27,800	377,483
Aichi Tokei Denki Co. Ltd.	8,700	108,556
Alps Alpine Co. Ltd.	81,100	832,106
Amano Corp.	49,135	1,339,989
Anritsu Corp.	64,400	577,781
Canon Electronics, Inc.	17,300	263,529
Citizen Watch Co. Ltd.	144,700	859,950
CMK Corp.	56,000	153,932
Daishinku Corp.	34,000	121,799
Daitron Co. Ltd.	8,600	150,210
Daiwabo Holdings Co. Ltd.	30,595	600,959
ESPEC Corp.	16,000	276,101
Furuno Electric Co. Ltd.	11,200	191,346
Hagiwara Electric Holdings Co. Ltd.	8,500	185,512
Hakuto Co. Ltd.	17,034	477,442
Hibino Corp.	5,500	107,438
Hioki EE Corp.	4,300	206,026
Hochiki Corp.	16,500	273,285
Innotech Corp.	14,000	123,556
Japan Aviation Electronics Industry Ltd.	22,000	417,014
Jeol Ltd.	12,100	433,925
Kaga Electronics Co. Ltd.	28,400	523,148
Kyosan Electric Manufacturing Co. Ltd.	37,100	128,419
Marubun Corp.	22,800	160,163
Maxell Ltd.	19,900	237,037
Meiko Electronics Co. Ltd.	5,200	305,727
Nichicon Corp.	38,800	270,830
Nihon Dempa Kogyo Co. Ltd.	13,500	74,819
Nippon Ceramic Co. Ltd.	21,500	350,216
Nippon Electric Glass Co. Ltd.	46,200	990,966
Nippon Signal Co. Ltd.	42,100	249,128
Nissha Co. Ltd.	19,300	200,295
Nohmi Bosai Ltd.	15,491	327,740
Oki Electric Industry Co. Ltd.	36,400	247,361
Optex Group Co. Ltd.	13,900	154,955
Osaki Electric Co. Ltd.	32,000	158,412
Restar Corp.	15,400	254,282
Riken Keiki Co. Ltd.	8,700	213,127
RYODEN Corp.	14,161	222,200
Sanshin Electronics Co. Ltd.	15,200	190,629
Santec Holdings Corp.	5,200	245,177
Satori Electric Co. Ltd.(a)	13,100	146,120
Shibaura Electronics Co. Ltd.	13,600	286,434
Siix Corp.	31,400	240,954
Sumida Corp.	31,400	177,219
Sun-Wa Technos Corp.	14,700	211,203
Suzuden Corp.	14,100	168,759
Suzuki Co. Ltd.	10,400	119,975
Tachibana Eletech Co. Ltd.	14,400	240,611
Tamura Corp.	34,100	111,526
Tokyo Electron Device Ltd.	15,800	307,133
Tomen Devices Corp.	4,800	211,657
Tsuzuki Denki Co. Ltd.	15,700	281,213
Yashima Denki Co. Ltd.	8,900	97,177
Yokowo Co. Ltd.	11,400	129,552
Total Electronic Equipment, Instruments & Components		16,459,954
Energy Equipment & Services — 0.3%
Modec, Inc.	17,600	374,599
Toyo Kanetsu KK	10,900	304,127
Total Energy Equipment & Services		678,726
Entertainment — 0.4%
Daiichikosho Co. Ltd.	44,400	520,392
Marvelous, Inc.	50,900	189,466
Tohokushinsha Film Corp.	92,600	365,899
Total Entertainment		1,075,757
Financial Services — 0.9%
eGuarantee, Inc.	17,200	194,917
Financial Partners Group Co. Ltd.	71,700	1,320,766
Japan Investment Adviser Co. Ltd.	20,800	151,275
Japan Securities Finance Co. Ltd.	37,000	484,042
Kyushu Leasing Service Co. Ltd.	16,200	111,841
Total Financial Services		2,262,841
Food Products — 4.8%
Ariake Japan Co. Ltd.	8,928	317,559
Chubu Shiryo Co. Ltd.	22,700	191,815
DyDo Group Holdings, Inc.	7,200	151,183
Ezaki Glico Co. Ltd.	17,100	510,737
Feed One Co. Ltd.	29,300	148,961
Fuji Oil Holdings, Inc.	17,600	397,557
Fujicco Co. Ltd.	12,900	138,801
Fujiya Co. Ltd.	5,200	87,384
Hokuto Corp.	16,791	192,526
House Foods Group, Inc.	21,300	392,497
Itoham Yonekyu Holdings, Inc.	34,600	871,825
J-Oil Mills, Inc.	18,500	254,734
Kagome Co. Ltd.	16,000	302,774
Kakiyasu Honten Co. Ltd.(a)	10,600	194,383
Kameda Seika Co. Ltd.	5,000	132,826
Kanro, Inc.	7,900	178,951
Kotobuki Spirits Co. Ltd.	29,700	411,786
Kyokuyo Co. Ltd.	5,900	154,670
Maruha Nichiro Corp.	20,732	400,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
Megmilk Snow Brand Co. Ltd.	27,000	$474,510
Mitsui DM Sugar Holdings Co. Ltd.	19,698	423,640
Morinaga & Co. Ltd.	33,674	582,053
Morinaga Milk Industry Co. Ltd.	34,300	638,924
Nichimo Co. Ltd.	9,700	122,824
Nippn Corp.	48,183	670,196
Nisshin Oillio Group Ltd.	19,300	634,901
Nissui Corp.	110,500	632,373
Prima Meat Packers Ltd.	19,900	281,355
Riken Vitamin Co. Ltd.	20,400	318,409
S Foods, Inc.	13,100	228,141
Sakata Seed Corp.	12,100	266,776
Showa Sangyo Co. Ltd.	20,300	366,190
Starzen Co. Ltd.	11,000	203,328
Warabeya Nichiyo Holdings Co. Ltd.	12,600	162,831
Wellneo Sugar Co. Ltd.	11,800	166,834
Total Food Products		11,604,884
Gas Utilities — 0.8%
Hokkaido Gas Co. Ltd.	61,400	218,002
Nippon Gas Co. Ltd.	83,700	1,155,162
Saibu Gas Holdings Co. Ltd.	17,500	192,861
Shizuoka Gas Co. Ltd.	59,892	407,766
Total Gas Utilities		1,973,791
Ground Transportation — 1.3%
Fukuyama Transporting Co. Ltd.	7,011	165,059
Ichinen Holdings Co. Ltd.	13,800	169,119
Keikyu Corp.	64,100	531,855
Maruzen Showa Unyu Co. Ltd.	7,400	287,694
Nagoya Railroad Co. Ltd.	35,200	392,517
Nankai Electric Railway Co. Ltd.	29,900	472,301
Nikkon Holdings Co. Ltd.	39,020	506,247
Nishi-Nippon Railroad Co. Ltd.	10,800	155,856
Sakai Moving Service Co. Ltd.	7,200	113,388
Sotetsu Holdings, Inc.	26,100	414,269
Total Ground Transportation		3,208,305
Health Care Equipment & Supplies — 1.4%
Eiken Chemical Co. Ltd.	11,570	157,913
Fukuda Denshi Co. Ltd.	9,900	457,960
Hogy Medical Co. Ltd.	4,800	145,075
Japan Lifeline Co. Ltd.	51,600	452,764
Mani, Inc.	31,800	365,834
Mizuho Medy Co. Ltd.	19,300	184,330
Nagaileben Co. Ltd.	13,426	188,200
Nipro Corp.	40,800	388,633
Paramount Bed Holdings Co. Ltd.	26,342	453,727
PHC Holdings Corp.	67,500	413,178
Shofu, Inc.	13,200	185,536
Total Health Care Equipment & Supplies		3,393,150
Health Care Providers & Services — 1.1%
As One Corp.	21,000	354,231
Charm Care Corp. KK	19,000	159,704
Elan Corp.	17,400	81,708
Falco Holdings Co. Ltd.	10,900	168,605
France Bed Holdings Co. Ltd.	21,800	181,158
HU Group Holdings, Inc.	35,200	573,153
Ship Healthcare Holdings, Inc.	27,814	390,238
Solasto Corp.	60,700	183,073
Tokai Corp.	13,300	193,458
Vital KSK Holdings, Inc.	37,300	296,910
Total Health Care Providers & Services		2,582,238
Health Care Technology — 0.1%
EM Systems Co. Ltd.	38,300	190,574
Hotels, Restaurants & Leisure — 2.7%
Create Restaurants Holdings, Inc.	20,800	154,849
Curves Holdings Co. Ltd.	21,900	108,274
Doutor Nichires Holdings Co. Ltd.	18,800	279,799
Fast Fitness Japan, Inc.	12,900	111,631
Food & Life Cos. Ltd.	12,300	261,715
Fuji Kyuko Co. Ltd.	11,700	166,537
Genki Global Dining Concepts Corp.	6,700	149,851
Heiwa Corp.	47,800	739,994
Hiday Hidaka Corp.	10,898	193,745
Ichibanya Co. Ltd.	50,880	331,516
KOMEDA Holdings Co. Ltd.	17,700	319,402
Koshidaka Holdings Co. Ltd.	18,400	132,415
Kyoritsu Maintenance Co. Ltd.	15,100	281,372
Monogatari Corp.	4,900	108,033
MOS Food Services, Inc.	5,900	138,903
Ohsho Food Service Corp.	17,900	347,385
Resorttrust, Inc.	41,708	833,842
Round One Corp.	82,600	690,085
Royal Holdings Co. Ltd.	13,300	202,597
Saizeriya Co. Ltd.	4,200	142,975
St. Marc Holdings Co. Ltd.	12,100	208,801
Tokyotokeiba Co. Ltd.	10,042	290,091
Toridoll Holdings Corp.	6,400	158,819
Yoshinoya Holdings Co. Ltd.	8,900	176,063
Total Hotels, Restaurants & Leisure		6,528,694
Household Durables — 2.6%
&Do Holdings Co. Ltd.	23,200	179,063
Casio Computer Co. Ltd.	125,700	1,048,966
Cleanup Corp.	29,600	122,800
ES-Con Japan Ltd.	63,000	390,844
Eslead Corp.	11,500	333,307
Foster Electric Co. Ltd.	12,300	122,405
Fuji Corp. Ltd.	40,300	204,885
Fujitsu General Ltd.	28,100	416,065
Global Ltd.	23,400	102,587
Hoosiers Holdings Co. Ltd.	33,300	220,997
JVCKenwood Corp.	46,200	513,415
Ki-Star Real Estate Co. Ltd.	7,400	203,175
LEC, Inc.	10,400	85,365
Meiwa Estate Co. Ltd.	18,400	119,537
Sangetsu Corp.	39,700	756,311
Tama Home Co. Ltd.	19,900	451,409
Tamron Co. Ltd.	25,932	741,692
TASUKI Holdings, Inc.	22,800	122,588
Zojirushi Corp.	22,400	256,554
Total Household Durables		6,391,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
Household Products — 0.4%
Earth Corp.	5,500	$195,979
Pigeon Corp.	73,000	676,304
Transaction Co. Ltd.(a)	9,400	124,109
Total Household Products		996,392
Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	15,300	322,238
TOKAI Holdings Corp.	90,600	559,765
Total Industrial Conglomerates		882,003
Insurance — 0.1%
FP Partner, Inc.(a)	10,700	140,116
Zenhoren Co. Ltd.	31,300	141,404
Total Insurance		281,520
Interactive Media & Services — 0.2%
ITmedia, Inc.	19,100	191,899
Kamakura Shinsho Ltd.	28,600	101,727
MTI Ltd.	17,700	131,545
Total Interactive Media & Services		425,171
IT Services — 2.1%
Base Co. Ltd.	9,600	175,678
Business Brain Showa-Ota, Inc.	12,100	164,916
Change Holdings, Inc.(a)	16,500	125,566
Comture Corp.	12,400	178,394
Digital Information Technologies Corp.	8,500	117,364
DTS Corp.	18,282	487,993
Future Corp.	28,800	339,384
ID Holdings Corp.	14,800	150,109
I-NET Corp.	11,200	112,670
Itfor, Inc.	28,400	257,870
Japan Business Systems, Inc.	19,800	114,647
JBCC Holdings, Inc.	10,400	300,102
LAC Co. Ltd.	27,600	203,365
Mitsubishi Research Institute, Inc.	8,700	268,484
NSD Co. Ltd.	39,000	838,515
Simplex Holdings, Inc.	14,800	234,299
Softcreate Holdings Corp.	14,200	208,175
Startia Holdings, Inc.	8,700	128,430
TDC Soft, Inc.	25,000	250,541
TechMatrix Corp.	10,200	153,883
Uchida Yoko Co. Ltd.	5,000	222,067
Total IT Services		5,032,452
Leisure Products — 0.8%
Daikoku Denki Co. Ltd.	8,500	161,985
Furyu Corp.	18,300	129,250
GLOBERIDE, Inc.	14,600	179,481
Mizuno Corp.	9,023	514,419
Roland Corp.	16,200	404,072
Universal Entertainment Corp.	50,100	330,260
Yonex Co. Ltd.	12,100	164,762
Total Leisure Products		1,884,229
Life Sciences Tools & Services — 0.1%
Shin Nippon Biomedical Laboratories Ltd.	24,200	256,844
Machinery — 5.0%
Aida Engineering Ltd.	32,100	166,260
Anest Iwata Corp.	20,700	189,798
Bando Chemical Industries Ltd.	25,900	314,933
Daihatsu Diesel Manufacturing Co. Ltd.	14,700	174,069
Fukushima Galilei Co. Ltd.	7,400	124,495
Furukawa Co. Ltd.	11,900	121,605
Glory Ltd.	32,400	534,983
Hokuetsu Industries Co. Ltd.	12,700	146,831
Iwaki Co. Ltd.	8,300	134,249
Kanadevia Corp.	38,500	241,299
Kitz Corp.	36,589	264,709
Kyokuto Kaihatsu Kogyo Co. Ltd.	22,380	363,411
Makino Milling Machine Co. Ltd.	7,200	492,492
Max Co. Ltd.	22,700	508,424
Meidensha Corp.	9,400	261,676
METAWATER Co. Ltd.	11,200	129,560
Mitsubishi Logisnext Co. Ltd.	15,600	194,851
Mitsuboshi Belting Ltd.	19,746	502,571
Morita Holdings Corp.	13,905	192,879
Nikkiso Co. Ltd.	17,600	108,740
Nissei ASB Machine Co. Ltd.	7,100	229,499
Nomura Micro Science Co. Ltd.(a)	12,400	182,339
Noritake Co. Ltd.	13,800	348,600
NTN Corp.	253,400	410,670
Obara Group, Inc.	7,479	190,592
Oiles Corp.	16,800	265,319
OKUMA Corp.	24,640	534,630
Organo Corp.	8,100	422,627
OSG Corp.	36,800	434,243
Ryobi Ltd.	15,100	218,583
Shibaura Machine Co. Ltd.	9,861	224,941
Shibuya Corp.	6,200	152,278
Shinmaywa Industries Ltd.	24,485	217,492
Shinwa Co. Ltd.	8,400	160,025
Star Micronics Co. Ltd.	12,434	149,373
Takeuchi Manufacturing Co. Ltd.	18,200	576,712
Takuma Co. Ltd.	28,600	301,905
Tocalo Co. Ltd.	21,400	253,543
Torishima Pump Manufacturing Co. Ltd.	12,000	184,016
Tsubakimoto Chain Co.	65,735	818,132
Tsugami Corp.	13,600	134,823
Union Tool Co.	3,100	99,020
YAMABIKO Corp.	21,300	345,468
Total Machinery		12,022,665
Marine Transportation — 0.3%
Iino Kaiun Kaisha Ltd.	50,900	380,228
NS United Kaiun Kaisha Ltd.	15,100	389,606
Total Marine Transportation		769,834
Media — 0.8%
Carta Holdings, Inc.	16,900	149,794
Intage Holdings, Inc.	13,300	135,150
Macromill, Inc.	22,200	173,040
Proto Corp.	23,200	191,168
Septeni Holdings Co. Ltd.	39,000	98,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
SKY Perfect JSAT Holdings, Inc.	107,800	$623,506
ValueCommerce Co. Ltd.	26,100	195,302
Vector, Inc.	24,400	161,777
Zenrin Co. Ltd.	44,480	235,759
Total Media		1,963,765
Metals & Mining — 3.5%
Aichi Steel Corp.	6,400	210,944
Araya Industrial Co. Ltd.	5,000	163,528
ARE Holdings, Inc.	48,200	524,446
Chubu Steel Plate Co. Ltd.	18,100	284,929
Daido Steel Co. Ltd.	99,500	752,138
Daiki Aluminium Industry Co. Ltd.	25,600	172,991
Dowa Holdings Co. Ltd.	20,200	572,736
Godo Steel Ltd.	13,900	351,126
Kurimoto Ltd.	14,900	414,310
Kyoei Steel Ltd.	36,414	425,401
Mitsubishi Materials Corp.	63,300	968,873
Mitsubishi Steel Manufacturing Co. Ltd.	15,600	153,161
Mitsui Mining & Smelting Co. Ltd.	23,400	694,883
Nakayama Steel Works Ltd.	61,900	295,400
Nippon Denko Co. Ltd.	81,400	147,614
Nippon Light Metal Holdings Co. Ltd.	28,600	283,707
Nippon Yakin Kogyo Co. Ltd.	10,200	260,906
OSAKA Titanium Technologies Co. Ltd.(a)	16,500	194,859
Tokyo Steel Manufacturing Co. Ltd.	38,800	368,101
Tokyo Tekko Co. Ltd.	10,600	451,896
Topy Industries Ltd.	19,500	248,279
UACJ Corp.	15,100	512,109
Total Metals & Mining		8,452,337
Oil, Gas & Consumable Fuels — 0.8%
Fuji Oil Co. Ltd.	58,600	112,979
Itochu Enex Co. Ltd.	56,181	585,904
Nippon Coke & Engineering Co. Ltd.	198,100	121,008
Sala Corp.	33,400	190,845
San-Ai Obbli Co. Ltd.	66,516	802,035
Total Oil, Gas & Consumable Fuels		1,812,771
Paper & Forest Products — 0.3%
Chuetsu Pulp & Paper Co. Ltd.	17,500	168,141
Daio Paper Corp.	43,500	230,288
Nippon Paper Industries Co. Ltd.	24,600	136,336
Tokushu Tokai Paper Co. Ltd.	10,000	231,611
Total Paper & Forest Products		766,376
Personal Care Products — 1.0%
Mandom Corp.	24,800	202,459
Milbon Co. Ltd.	13,300	296,618
Noevir Holdings Co. Ltd.	28,600	890,793
Pola Orbis Holdings, Inc.	101,800	925,631
Shinnihonseiyaku Co. Ltd.	12,000	154,467
Total Personal Care Products		2,469,968
Pharmaceuticals — 1.6%
ASKA Pharmaceutical Holdings Co. Ltd.	12,700	169,619
Astena Holdings Co. Ltd.	43,600	132,054
Daito Pharmaceutical Co. Ltd.	7,800	103,729
Fuji Pharma Co. Ltd.	19,200	195,347
JCR Pharmaceuticals Co. Ltd.	56,800	219,379
Kyorin Pharmaceutical Co. Ltd.	22,485	215,321
Mochida Pharmaceutical Co. Ltd.	11,922	267,024
Nippon Shinyaku Co. Ltd.	27,900	708,151
Sawai Group Holdings Co. Ltd.	40,172	549,822
Towa Pharmaceutical Co. Ltd.	13,500	288,193
Tsumura & Co.	23,000	689,005
ZERIA Pharmaceutical Co. Ltd.	20,900	324,751
Total Pharmaceuticals		3,862,395
Professional Services — 2.6%
Altech Corp.	11,060	182,058
Dip Corp.	22,700	361,675
en Japan, Inc.	15,100	203,787
Forum Engineering, Inc.	50,300	334,459
FULLCAST Holdings Co. Ltd.	15,200	143,431
Funai Soken Holdings, Inc.	15,010	228,264
JAC Recruitment Co. Ltd.	94,900	425,709
Link & Motivation, Inc.	25,400	95,840
Matching Service Japan Co. Ltd.	20,500	143,615
MEITEC Group Holdings, Inc.	63,700	1,201,772
Nomura Co. Ltd.	49,800	283,920
Open Up Group, Inc.	35,200	401,364
Quick Co. Ltd.	12,500	181,582
SMS Co. Ltd.	8,900	89,079
Tanseisha Co. Ltd.	23,800	150,832
TechnoPro Holdings, Inc.	36,900	695,690
TKC Corp.	20,700	500,509
Transcosmos, Inc.	13,000	276,693
TRYT, Inc.	49,600	129,081
UT Group Co. Ltd.	15,000	208,068
Yamada Consulting Group Co. Ltd.	9,800	120,286
Total Professional Services		6,357,714
Real Estate Management & Development — 3.0%
Airport Facilities Co. Ltd.	52,500	192,415
Aoyama Zaisan Networks Co. Ltd.	18,900	229,215
Arealink Co. Ltd.	14,800	215,088
B-Lot Co. Ltd.	20,300	166,368
CRE, Inc.	12,500	100,057
Dear Life Co. Ltd.	38,200	249,384
Global Link Management KK	6,800	117,170
Good Com Asset Co. Ltd.	22,700	124,940
Grandy House Corp.	36,800	134,172
Heiwa Real Estate Co. Ltd.	14,968	415,249
Ichigo, Inc.	137,300	328,486
JALCO Holdings, Inc.	119,200	285,182
Japan Property Management Center Co. Ltd.	25,600	182,601
JINUSHI Co. Ltd.	17,700	243,268
JSB Co. Ltd.	7,100	124,236
Kasumigaseki Capital Co. Ltd.(a)	1,300	111,173
Katitas Co. Ltd.	29,400	425,211
Keihanshin Building Co. Ltd.	15,800	166,284
LA Holdings Co. Ltd.	4,900	178,340
Leopalace21 Corp.	120,200	452,777
Loadstar Capital KK	14,800	234,016
Mirarth Holdings, Inc.	139,500	458,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
Mugen Estate Co. Ltd.	20,000	$235,683
Relo Group, Inc.	41,300	506,790
Starts Corp., Inc.	30,400	735,047
Sun Frontier Fudousan Co. Ltd.	26,600	329,369
Tosei Corp.	22,200	355,686
Total Real Estate Management & Development		7,296,224
Semiconductors & Semiconductor Equipment — 0.6%
Furuya Metal Co. Ltd.	7,700	177,606
Japan Material Co. Ltd.	16,600	179,456
Micronics Japan Co. Ltd.	6,200	148,925
Shibaura Mechatronics Corp.	4,300	218,885
Shindengen Electric Manufacturing Co. Ltd.	9,700	153,746
Tera Probe, Inc.*	5,400	99,369
Towa Corp.	22,800	224,286
Yamaichi Electronics Co. Ltd.	9,600	141,654
Total Semiconductors & Semiconductor Equipment		1,343,927
Software — 1.1%
Celsys, Inc.	14,900	129,697
Computer Engineering & Consulting Ltd.	23,000	292,695
Cresco Ltd.	25,900	202,539
Digital Arts, Inc.	3,500	134,513
Fukui Computer Holdings, Inc.	7,500	146,030
I'll, Inc.	5,160	89,962
Intelligent Wave, Inc.	17,900	129,842
Justsystems Corp.	5,800	129,721
Miroku Jyoho Service Co. Ltd.	20,000	251,845
Systena Corp.	260,600	601,920
Toho System Science Co. Ltd.	9,800	86,427
UNITED, Inc.	45,100	224,984
WingArc1st, Inc.	12,300	294,273
Total Software		2,714,448
Specialty Retail — 4.4%
Adastria Co. Ltd.	21,200	467,409
Alleanza Holdings Co. Ltd.	19,500	138,594
Alpen Co. Ltd.	9,300	123,913
AOKI Holdings, Inc.	48,400	412,059
Aoyama Trading Co. Ltd.	45,400	652,863
ARCLANDS Corp.	18,936	204,349
Asahi Co. Ltd.	18,600	179,420
Autobacs Seven Co. Ltd.	36,300	339,071
Bic Camera, Inc.	34,500	375,821
DCM Holdings Co. Ltd.	52,145	475,131
EDION Corp.	37,339	425,516
Geo Holdings Corp.	14,300	150,316
Hard Off Corp. Co. Ltd.	13,900	166,807
Honeys Holdings Co. Ltd.	19,300	202,260
IDOM, Inc.	55,000	396,507
Japan Eyewear Holdings Co. Ltd.	8,900	136,479
JINS Holdings, Inc.	4,000	163,909
Joshin Denki Co. Ltd.	12,900	187,557
Joyful Honda Co. Ltd.	20,600	242,099
Kohnan Shoji Co. Ltd.	12,600	288,623
Kojima Co. Ltd.	19,900	131,308
Komehyo Holdings Co. Ltd.	4,800	120,336
Komeri Co. Ltd.	11,337	238,412
K's Holdings Corp.	68,600	614,589
KU Holdings Co. Ltd.	35,800	253,078
Nafco Co. Ltd.	11,800	158,199
New Art Holdings Co. Ltd.	18,000	181,420
Nextage Co. Ltd.	24,900	224,823
Nishimatsuya Chain Co. Ltd.	12,300	183,999
Nissan Tokyo Sales Holdings Co. Ltd.(a)	74,500	246,974
Nojima Corp.	23,900	348,402
PAL GROUP Holdings Co. Ltd.	19,200	373,225
Sac's Bar Holdings, Inc.	24,400	151,840
Scroll Corp.	24,100	165,308
Syuppin Co. Ltd.	21,600	145,823
United Arrows Ltd.	14,900	255,886
VT Holdings Co. Ltd.	88,200	279,483
World Co. Ltd.	23,000	368,357
Xebio Holdings Co. Ltd.	17,500	127,275
Yellow Hat Ltd.	21,400	365,745
Total Specialty Retail		10,663,185
Technology Hardware, Storage & Peripherals — 0.7%
Elecom Co. Ltd.	37,200	352,685
MCJ Co. Ltd.	33,100	302,230
Mimaki Engineering Co. Ltd.	16,300	171,339
Riso Kagaku Corp.	34,200	349,486
Toshiba TEC Corp.	10,000	229,702
Wacom Co. Ltd.	58,800	271,252
Total Technology Hardware, Storage & Peripherals		1,676,694
Textiles, Apparel & Luxury Goods — 1.4%
Baroque Japan Ltd.	28,600	145,402
Daidoh Ltd.(a)	48,100	284,634
Fujibo Holdings, Inc.	4,400	152,583
Gunze Ltd.	6,283	218,282
Hagihara Industries, Inc.	12,300	125,066
Japan Wool Textile Co. Ltd.	29,625	245,807
Kurabo Industries Ltd.	9,276	339,380
Morito Co. Ltd.	23,700	234,195
Onward Holdings Co. Ltd.	82,033	307,963
Seiko Group Corp.	14,500	451,626
Wacoal Holdings Corp.	16,700	574,342
Yondoshi Holdings, Inc.	20,700	248,542
Total Textiles, Apparel & Luxury Goods		3,327,822
Trading Companies & Distributors — 3.0%
Alconix Corp.	21,500	209,172
Chori Co. Ltd.	12,600	312,274
Daiichi Jitsugyo Co. Ltd.	13,000	238,477
Hanwa Co. Ltd.	19,522	618,602
Inaba Denki Sangyo Co. Ltd.	34,388	857,074
Inabata & Co. Ltd.	24,241	513,633
Japan Pulp & Paper Co. Ltd.	39,800	173,473
Kamei Corp.	14,100	169,387
Kanaden Corp.	12,800	122,738
Kanamoto Co. Ltd.	9,228	197,290
Kanematsu Corp.	61,000	1,021,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

Investments	Shares	Value
MARUKA FURUSATO Corp.	7,500	$123,791
Meiwa Corp.	41,300	170,813
Nichiden Corp.	8,700	170,778
Nishio Holdings Co. Ltd.	8,100	243,526
Sanyo Trading Co. Ltd.	14,900	152,735
Seika Corp.	8,100	249,968
Senshu Electric Co. Ltd.	6,400	200,153
Sumiseki Holdings, Inc.(a)	39,000	192,072
Totech Corp.	16,900	284,427
Trusco Nakayama Corp.	14,100	210,567
Wakita & Co. Ltd.	19,100	204,539
Yamazen Corp.	36,506	324,271
Yuasa Trading Co. Ltd.	8,000	225,248
Total Trading Companies & Distributors		7,186,979
Transportation Infrastructure — 0.1%
Nissin Corp.	11,800	348,008
Wireless Telecommunication Services — 0.3%
Okinawa Cellular Telephone Co.	25,400	703,042
Total Japan		240,021,628
TOTAL COMMON STOCKS (COST: $239,991,994)		240,021,628
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree Japan Hedged Equity Fund(b)
(Cost: $179,435)	1,816	200,286
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $77,287)	77,287	77,287
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $1,097,210)	1,097,210	1,097,210
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $241,345,926)		241,396,411
Other Assets less Liabilities — 0.2%		429,516
NET ASSETS — 100.0%		$241,825,927

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,622,340 and the total market value of the collateral held by the Fund was $1,709,514. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $612,304.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree Japan Hedged Equity Fund	$36,022	$1,637,068	$(1,519,934)	$31,423	$15,707	$200,286	$30,752

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$240,021,628	$–	$–	$240,021,628
Exchange-Traded Fund	200,286	–	–	200,286
Mutual Fund	–	77,287	–	77,287
Investment of Cash Collateral for Securities Loaned	–	1,097,210	–	1,097,210
Total Investments in Securities	$240,221,914	$1,174,497	$–	$241,396,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 6.4%
Dexus	41,988	$173,139
Goodman Group	29,006	640,062
NEXTDC Ltd.*	19,160	178,774
Total Australia		991,975
Belgium — 0.9%
Warehouses De Pauw CVA	7,149	140,653
Canada — 1.8%
Allied Properties Real Estate Investment Trust	4,938	58,884
Dream Industrial Real Estate Investment Trust	12,365	101,537
Granite Real Estate Investment Trust(a)	2,517	122,087
Total Canada		282,508
China — 0.7%
ESR Group Ltd.(b)	75,200	115,589
Italy — 0.9%
Infrastrutture Wireless Italiane SpA(b)	13,994	142,227
Japan — 3.8%
Activia Properties, Inc.	22	45,985
GLP J-REIT	208	163,319
Japan Logistics Fund, Inc.	29	48,567
LaSalle Logiport REIT	82	74,142
Mitsubishi Estate Logistics REIT Investment Corp.	21	46,300
Mitsui Fudosan Logistics Park, Inc.	91	58,771
Nippon Prologis REIT, Inc.	106	150,340
Total Japan		587,424
Singapore — 5.3%
CapitaLand Ascendas REIT	159,536	300,548
Frasers Logistics & Commercial Trust	142,600	91,987
Keppel DC REIT	55,205	88,218
Keppel REIT	79,800	50,891
Mapletree Industrial Trust	92,009	149,054
Mapletree Logistics Trust	149,558	139,231
Total Singapore		819,929
Spain — 5.0%
Cellnex Telecom SA(b)	19,902	628,766
Merlin Properties Socimi SA	14,302	150,467
Total Spain		779,233
Sweden — 1.4%
Fabege AB	7,203	53,977
Sagax AB, Class B	7,933	162,404
Total Sweden		216,381
United Kingdom — 6.4%
Derwent London PLC	4,783	117,348
LondonMetric Property PLC	79,502	179,322
Segro PLC	59,871	525,777
Tritax Big Box REIT PLC	99,828	165,908
Total United Kingdom		988,355
United States — 66.7%
Airbnb, Inc., Class A*	6,961	914,745
Alexandria Real Estate Equities, Inc.	6,923	675,339
American Tower Corp.	3,447	632,214
Americold Realty Trust, Inc.	12,516	267,843
COPT Defense Properties	4,973	153,914
Cousins Properties, Inc.	6,646	203,634
Crown Castle, Inc.	7,041	639,041
Digital Realty Trust, Inc.	5,385	954,922
DigitalBridge Group, Inc.	7,513	84,747
Douglas Emmett, Inc.	6,466	120,009
EastGroup Properties, Inc.	1,913	307,017
Equinix, Inc.	970	914,603
First Industrial Realty Trust, Inc.	4,206	210,847
Healthpeak Properties, Inc.	27,723	561,945
Iron Mountain, Inc.	4,887	513,673
JBG SMITH Properties	2,703	41,545
Kilroy Realty Corp.	5,045	204,070
LXP Industrial Trust	9,067	73,624
Prologis, Inc.	6,249	660,519
Rexford Industrial Realty, Inc.	9,621	371,948
SBA Communications Corp.	4,273	870,837
Terreno Realty Corp.	4,181	247,264
Ventas, Inc.	13,085	770,576
Total United States		10,394,876
TOTAL COMMON STOCKS
(Cost: $19,332,396)		15,459,150
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $21,673)	21,673	21,673
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.8%
United States — 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $121,965)	121,965	121,965
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $19,476,034)		15,602,788
Other Liabilities less Assets — (0.2)%		(26,939)
NET ASSETS — 100.0%		$15,575,849

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $117,964 and the total market value of the collateral held by the Fund was $121,965.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

December 31, 2024

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,459,150	$–	$–	$15,459,150
Mutual Fund	–	21,673	–	21,673
Investment of Cash Collateral for Securities Loaned	–	121,965	–	121,965
Total Investments in Securities	$15,459,150	$143,638	$–	$15,602,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.2%
Brazil — 0.4%
Capital Markets — 0.4%
XP, Inc., Class A	123,902	$1,468,239
United States — 98.8%
Aerospace & Defense — 9.6%
BWX Technologies, Inc.	7,929	883,211
Curtiss-Wright Corp.	8,374	2,971,681
HEICO Corp.	3,940	936,695
Hexcel Corp.	25,591	1,604,556
Howmet Aerospace, Inc.	93,845	10,263,828
Huntington Ingalls Industries, Inc.	5,124	968,282
L3Harris Technologies, Inc.	11,521	2,422,636
RTX Corp.	85,868	9,936,645
Textron, Inc.	87,534	6,695,476
Total Aerospace & Defense		36,683,010
Automobile Components — 0.7%
BorgWarner, Inc.	29,550	939,395
Gentex Corp.	56,295	1,617,355
Total Automobile Components		2,556,750
Banks — 5.8%
Bank of America Corp.	138,789	6,099,777
U.S. Bancorp	19,980	955,643
Wells Fargo & Co.	213,462	14,993,571
Total Banks		22,048,991
Beverages — 3.0%
Coca-Cola Co.	87,548	5,450,738
Keurig Dr. Pepper, Inc.	160,366	5,150,956
Monster Beverage Corp.*	18,627	979,035
Total Beverages		11,580,729
Broadline Retail — 0.6%
Macy's, Inc.	143,191	2,424,224
Building Products — 0.6%
Johnson Controls International PLC	28,358	2,238,297
Capital Markets — 9.5%
CME Group, Inc.	45,696	10,611,982
FactSet Research Systems, Inc.	11,219	5,388,261
Franklin Resources, Inc.	44,559	904,102
Intercontinental Exchange, Inc.	76,984	11,471,386
Nasdaq, Inc.	99,737	7,710,668
Total Capital Markets		36,086,399
Chemicals — 2.4%
Ashland, Inc.	12,992	928,408
Dow, Inc.	24,546	985,031
Element Solutions, Inc.	44,377	1,128,507
Huntsman Corp.	95,830	1,727,815
PPG Industries, Inc.	37,180	4,441,151
Total Chemicals		9,210,912
Containers & Packaging — 1.1%
Amcor PLC	436,530	4,107,747
Distributors — 1.1%
Genuine Parts Co.	11,471	1,339,354
LKQ Corp.	80,195	2,947,166
Total Distributors		4,286,520
Electric Utilities — 2.0%
Exelon Corp.	53,571	2,016,412
PG&E Corp.	229,194	4,625,135
PPL Corp.	29,035	942,476
Total Electric Utilities		7,584,023
Electronic Equipment, Instruments & Components — 2.8%
Keysight Technologies, Inc.*	16,663	2,676,578
Teledyne Technologies, Inc.*	17,211	7,988,141
Total Electronic Equipment, Instruments & Components		10,664,719
Entertainment — 0.4%
ROBLOX Corp., Class A*	28,582	1,653,755
Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B*	2,853	1,293,208
Jack Henry & Associates, Inc.(a)	5,758	1,009,377
Total Financial Services		2,302,585
Gas Utilities — 0.3%
MDU Resources Group, Inc.	59,001	1,063,198
Ground Transportation — 0.5%
CSX Corp.	53,963	1,741,386
Health Care Equipment & Supplies — 7.7%
Abbott Laboratories	98,188	11,106,045
Becton Dickinson & Co.	4,571	1,037,023
GE HealthCare Technologies, Inc.	14,223	1,111,954
Hologic, Inc.*	68,406	4,931,388
Medtronic PLC	126,884	10,135,494
Zimmer Biomet Holdings, Inc.	9,132	964,613
Total Health Care Equipment & Supplies		29,286,517
Health Care Providers & Services — 1.5%
Centene Corp.*	75,807	4,592,388
Premier, Inc., Class A(a)	44,286	938,863
Total Health Care Providers & Services		5,531,251
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A*	12,414	1,631,324
Starbucks Corp.	9,973	910,036
Wendy's Co.(a)	86,168	1,404,538
Total Hotels, Restaurants & Leisure		3,945,898
Household Products — 0.7%
Kimberly-Clark Corp.	12,570	1,647,173
Reynolds Consumer Products, Inc.	36,626	988,536
Total Household Products		2,635,709
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	31,006	7,003,945
Industrial REITs — 0.6%
First Industrial Realty Trust, Inc.	43,436	2,177,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2024

Investments	Shares	Value
Insurance — 4.5%
American International Group, Inc.	14,473	$1,053,634
Everest Group Ltd.	2,617	948,558
Lincoln National Corp.	74,249	2,354,436
Marsh & McLennan Cos., Inc.	26,586	5,647,132
Old Republic International Corp.	27,712	1,002,897
Reinsurance Group of America, Inc.	12,958	2,768,218
Ryan Specialty Holdings, Inc.	17,491	1,122,223
WR Berkley Corp.	40,254	2,355,664
Total Insurance		17,252,762
Interactive Media & Services — 0.3%
TripAdvisor, Inc.*	70,771	1,045,288
IT Services — 0.3%
DXC Technology Co.*	48,604	971,108
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	57,094	7,670,008
Bio-Techne Corp.	14,264	1,027,436
Danaher Corp.	12,662	2,906,562
Qiagen NV	57,712	2,569,915
Total Life Sciences Tools & Services		14,173,921
Machinery — 7.0%
CNH Industrial NV	151,982	1,721,956
Donaldson Co., Inc.	31,402	2,114,925
Fortive Corp.	145,280	10,896,000
IDEX Corp.	4,498	941,386
Otis Worldwide Corp.	119,264	11,045,039
Total Machinery		26,719,306
Media — 3.0%
Comcast Corp., Class A	303,290	11,382,474
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Rithm Capital Corp.	94,351	1,021,821
Multi-Utilities — 5.2%
CenterPoint Energy, Inc.	216,928	6,883,126
Consolidated Edison, Inc.	10,084	899,795
NiSource, Inc.	326,367	11,997,251
Total Multi-Utilities		19,780,172
Oil, Gas & Consumable Fuels — 6.3%
Antero Midstream Corp.	204,582	3,087,143
Chevron Corp.	27,355	3,962,098
Exxon Mobil Corp.	131,691	14,166,001
Occidental Petroleum Corp.	53,130	2,625,153
Total Oil, Gas & Consumable Fuels		23,840,395
Personal Care Products — 0.2%
Coty, Inc., Class A*	137,232	955,135
Semiconductors & Semiconductor Equipment — 2.0%
Amkor Technology, Inc.	67,361	1,730,504
Intel Corp.	248,040	4,973,202
Skyworks Solutions, Inc.	11,579	1,026,826
Total Semiconductors & Semiconductor Equipment		7,730,532
Software — 3.9%
Bentley Systems, Inc., Class B	53,851	2,514,842
Dolby Laboratories, Inc., Class A	13,240	1,034,044
Roper Technologies, Inc.	22,047	11,461,133
Total Software		15,010,019
Specialized REITs — 3.0%
National Storage Affiliates Trust	82,241	3,117,756
SBA Communications Corp.	16,072	3,275,474
Weyerhaeuser Co.	178,131	5,014,388
Total Specialized REITs		11,407,618
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	314,375	6,711,906
Tobacco — 2.8%
Altria Group, Inc.	157,842	8,253,558
Philip Morris International, Inc.	21,485	2,585,720
Total Tobacco		10,839,278
Water Utilities — 0.2%
Essential Utilities, Inc.	25,335	920,167
Total United States		376,575,914
TOTAL COMMON STOCKS (COST: $368,478,169)		378,044,153
EXCHANGE-TRADED FUND — 0.2%
United States — 0.2%
iShares Russell 1000 Value ETF
(Cost: $1,007,885)	5,189	960,639
MUTUAL FUND — 0.4%
United States — 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $1,432,014)	1,432,014	1,432,014
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $370,918,068)		380,436,806
Other Assets less Liabilities — 0.2%		654,716
NET ASSETS — 100.0%		$381,091,522

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,348,313 and the total market value of the collateral held by the Fund was $3,478,692, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$378,044,153	$–	$–	$378,044,153
Exchange-Traded Fund	960,639	–	–	960,639
Mutual Fund	–	1,432,014	–	1,432,014
Total Investments in Securities	$379,004,792	$1,432,014	$–	$380,436,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.2%
Puerto Rico — 0.1%
Banks — 0.1%
First BanCorp	91,302	$1,697,304
United States — 99.1%
Aerospace & Defense — 0.0%
National Presto Industries, Inc.	3,672	361,398
Park Aerospace Corp.	9,446	138,384
Total Aerospace & Defense		499,782
Automobile Components — 0.4%
Dana, Inc.	63,061	728,985
LCI Industries(a)	13,854	1,432,365
Lear Corp.	26,160	2,477,352
Standard Motor Products, Inc.	11,139	345,086
Total Automobile Components		4,983,788
Banks — 11.5%
Arrow Financial Corp.	8,218	235,939
Associated Banc-Corp.	85,150	2,035,085
Atlantic Union Bankshares Corp.(a)	45,338	1,717,403
Bank of Hawaii Corp.	21,204	1,510,573
Bank of Marin Bancorp	9,177	218,137
Bank OZK	54,783	2,439,487
Bar Harbor Bankshares	9,141	279,532
BCB Bancorp, Inc.	6,649	78,724
Brookline Bancorp, Inc.	42,510	501,618
Burke & Herbert Financial Services Corp.	7,318	456,351
Camden National Corp.	8,219	351,280
Capitol Federal Financial, Inc.	65,704	388,311
Central Pacific Financial Corp.	15,700	456,085
Citigroup, Inc.	277,221	19,513,586
Citizens & Northern Corp.	7,622	141,769
Citizens Financial Group, Inc.	105,410	4,612,742
Columbia Banking System, Inc.	103,387	2,792,483
Comerica, Inc.	48,138	2,977,335
Community Trust Bancorp, Inc.	11,082	587,679
CVB Financial Corp.	72,488	1,551,968
Farmers National Banc Corp.	21,802	310,024
Fifth Third Bancorp	133,984	5,664,844
Financial Institutions, Inc.	8,316	226,944
First Bancorp, Inc.	6,220	170,117
First Busey Corp.	31,897	751,812
First Financial Bancorp	55,297	1,486,383
First Financial Corp.	6,913	319,312
First Hawaiian, Inc.	65,981	1,712,207
First Interstate BancSystem, Inc., Class A	53,585	1,739,905
First Merchants Corp.	33,204	1,324,508
First of Long Island Corp.	14,483	169,161
Flushing Financial Corp.	14,375	205,275
Fulton Financial Corp.	94,798	1,827,705
Hanmi Financial Corp.	15,687	370,527
HBT Financial, Inc.	18,937	414,720
Heritage Commerce Corp.	32,434	304,231
Heritage Financial Corp.	20,931	512,810
Hope Bancorp, Inc.	65,586	806,052
Horizon Bancorp, Inc.	25,266	407,035
Huntington Bancshares, Inc.	328,466	5,344,142
Independent Bank Corp.	22,220	1,426,302
Kearny Financial Corp.	30,257	214,220
LCNB Corp.	5,293	80,083
Linkbancorp, Inc.	16,157	120,854
Mercantile Bank Corp.	9,445	420,208
Midland States Bancorp, Inc.	11,705	285,602
MidWestOne Financial Group, Inc.	10,220	297,606
MVB Financial Corp.	5,337	110,476
National Bankshares, Inc.	2,603	74,732
Northfield Bancorp, Inc.	27,415	318,562
Northrim BanCorp, Inc.	3,136	244,420
Northwest Bancshares, Inc.	68,901	908,804
Norwood Financial Corp.	4,792	130,366
OceanFirst Financial Corp.	30,166	546,005
Pacific Premier Bancorp, Inc.	49,407	1,231,222
Parke Bancorp, Inc.	8,108	166,295
PCB Bancorp	8,772	177,545
Penns Woods Bancorp, Inc.	2,637	80,138
Peoples Bancorp, Inc.	20,018	634,370
Peoples Financial Services Corp.	4,609	235,889
PNC Financial Services Group, Inc.	61,597	11,878,981
Premier Financial Corp.	19,107	488,566
Primis Financial Corp.	17,979	209,635
Princeton Bancorp, Inc.	1,831	63,041
Provident Financial Services, Inc.	69,498	1,311,427
Regions Financial Corp.	220,732	5,191,617
S&T Bancorp, Inc.	21,244	811,946
Sandy Spring Bancorp, Inc.	23,728	799,871
Shore Bancshares, Inc.	18,880	299,248
Sierra Bancorp	9,549	276,157
Simmons First National Corp., Class A	67,978	1,507,752
Southside Bancshares, Inc.	16,534	525,120
Tompkins Financial Corp.	8,312	563,803
Truist Financial Corp.	291,708	12,654,293
TrustCo Bank Corp.	9,065	301,955
U.S. Bancorp	289,590	13,851,090
United Bankshares, Inc.	62,798	2,358,065
Valley National Bancorp	275,826	2,498,984
Virginia National Bankshares Corp.	2,154	82,283
Washington Trust Bancorp, Inc.	9,940	311,619
WesBanco, Inc.	29,644	964,616
West BanCorp, Inc.	9,141	197,903
Total Banks		131,765,472
Beverages — 4.0%
PepsiCo, Inc.	303,560	46,159,334
Biotechnology — 8.5%
AbbVie, Inc.	285,610	50,752,897
Amgen, Inc.	79,575	20,740,428
Gilead Sciences, Inc.	283,156	26,155,120
Total Biotechnology		97,648,445
Broadline Retail — 0.6%
Dillard's, Inc., Class A	6,485	2,799,834
Macy's, Inc.	144,372	2,444,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2024

Investments	Shares	Value
Nordstrom, Inc.	83,341	$2,012,685
Total Broadline Retail		7,256,737
Building Products — 0.0%
Insteel Industries, Inc.	9,842	265,832
Capital Markets — 3.9%
Blue Owl Capital, Inc.(a)	151,018	3,512,679
Bridge Investment Group Holdings, Inc., Class A	20,101	168,848
CME Group, Inc.	99,162	23,028,391
Diamond Hill Investment Group, Inc.	1,350	209,385
GCM Grosvenor, Inc., Class A	24,381	299,155
Lazard, Inc.	48,455	2,494,464
Moelis & Co., Class A	33,580	2,480,890
State Street Corp.	59,423	5,832,368
T Rowe Price Group, Inc.	52,882	5,980,425
Virtus Investment Partners, Inc.	3,881	856,071
Total Capital Markets		44,862,676
Chemicals — 0.8%
Eastman Chemical Co.	33,726	3,079,858
FMC Corp.	52,529	2,553,435
Huntsman Corp.	92,125	1,661,014
Scotts Miracle-Gro Co.	31,006	2,056,938
Total Chemicals		9,351,245
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	50,227	263,692
CompX International, Inc.	5,929	155,043
Deluxe Corp.	23,473	530,255
Ennis, Inc.	12,377	261,031
Matthews International Corp., Class A	15,584	431,365
NL Industries, Inc.	18,962	147,335
Total Commercial Services & Supplies		1,788,721
Consumer Finance — 0.4%
Navient Corp.	56,809	754,992
OneMain Holdings, Inc.(a)	65,510	3,415,036
Regional Management Corp.	5,155	175,167
Total Consumer Finance		4,345,195
Consumer Staples Distribution & Retail — 1.0%
SpartanNash Co.	17,266	316,313
Target Corp.	81,282	10,987,701
Village Super Market, Inc., Class A	7,161	228,364
Total Consumer Staples Distribution & Retail		11,532,378
Containers & Packaging — 0.8%
Greif, Inc., Class B	11,952	810,943
International Paper Co.(a)	79,546	4,281,166
Myers Industries, Inc.	19,347	213,591
Pactiv Evergreen, Inc.	88,710	1,549,764
Sonoco Products Co.	53,131	2,595,449
Total Containers & Packaging		9,450,913
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	2,557	45,361
American Assets Trust, Inc.	1,425	37,421
Armada Hoffler Properties, Inc.	4,248	43,457
Broadstone Net Lease, Inc.	10,926	173,286
CTO Realty Growth, Inc.	402	7,924
Essential Properties Realty Trust, Inc.	10,951	342,547
One Liberty Properties, Inc.	2,334	63,578
WP Carey, Inc.	11,821	644,008
Total Diversified REITs		1,357,582
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	1,492,633	33,987,253
ATN International, Inc.	8,350	140,363
Cogent Communications Holdings, Inc.	26,122	2,013,223
Total Diversified Telecommunication Services		36,140,839
Electric Utilities — 6.8%
Alliant Energy Corp.	19,346	1,144,122
American Electric Power Co., Inc.	119,145	10,988,743
Duke Energy Corp.	170,134	18,330,237
Edison International	79,705	6,363,647
Entergy Corp.	45,990	3,486,962
Evergy, Inc.(a)	45,496	2,800,279
Eversource Energy	51,516	2,958,564
Exelon Corp.	142,356	5,358,280
FirstEnergy Corp.	78,388	3,118,275
OGE Energy Corp.	29,973	1,236,386
Pinnacle West Capital Corp.	18,722	1,587,064
Portland General Electric Co.	7,078	308,742
PPL Corp.	71,101	2,307,939
Southern Co.	218,165	17,959,343
TXNM Energy, Inc.	3,060	150,460
Total Electric Utilities		78,099,043
Electronic Equipment, Instruments & Components — 0.0%
Methode Electronics, Inc.	17,907	211,124
Energy Equipment & Services — 0.0%
Atlas Energy Solutions, Inc.(a)	4,794	106,331
Kodiak Gas Services, Inc.	4,486	183,163
Patterson-UTI Energy, Inc.	20,975	173,254
Total Energy Equipment & Services		462,748
Financial Services — 0.6%
Alerus Financial Corp.	13,152	253,045
HA Sustainable Infrastructure Capital, Inc.	63,293	1,698,151
NewtekOne, Inc.	15,852	202,430
TFS Financial Corp.	156,681	1,967,913
UWM Holdings Corp.	53,195	312,255
Waterstone Financial, Inc.	10,596	142,410
Western Union Co.	185,594	1,967,296
Total Financial Services		6,543,500
Food Products — 3.9%
Archer-Daniels-Midland Co.*	114,250	5,771,910
Cal-Maine Foods, Inc.	23,348	2,402,976
Campbell Soup Co.	87,396	3,660,144
Conagra Brands, Inc.	173,180	4,805,745
Flowers Foods, Inc.	113,955	2,354,310
General Mills, Inc.	114,473	7,299,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2024

Investments	Shares	Value
Hershey Co.	29,758	$5,039,517
Hormel Foods Corp.	142,175	4,460,030
J M Smucker Co.	33,040	3,638,365
John B Sanfilippo & Son, Inc.	4,459	388,424
Tyson Foods, Inc., Class A	66,827	3,838,543
WK Kellogg Co.(a)	47,251	850,046
Total Food Products		44,509,953
Gas Utilities — 0.2%
National Fuel Gas Co.	6,797	412,442
New Jersey Resources Corp.	5,191	242,160
Northwest Natural Holding Co.	4,564	180,552
ONE Gas, Inc.	3,663	253,663
Southwest Gas Holdings, Inc.	4,400	311,124
Spire, Inc.	3,592	243,645
UGI Corp.	16,715	471,865
Total Gas Utilities		2,115,451
Health Care Equipment & Supplies — 0.2%
Dentsply Sirona, Inc.	111,512	2,116,498
Health Care Providers & Services — 0.2%
Patterson Cos., Inc.	46,949	1,448,846
Premier, Inc., Class A(a)	57,609	1,221,311
Total Health Care Providers & Services		2,670,157
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	8,625	841,369
American Healthcare REIT, Inc.	6,234	177,170
CareTrust REIT, Inc.	8,340	225,597
Healthcare Realty Trust, Inc.(a)	16,178	274,217
LTC Properties, Inc.	1,319	45,572
National Health Investors, Inc.	2,700	187,110
Sabra Health Care REIT, Inc.	14,144	244,974
Total Health Care REITs		1,996,009
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	33,785	591,913
Park Hotels & Resorts, Inc.	9,857	138,688
RLJ Lodging Trust	6,471	66,069
Ryman Hospitality Properties, Inc.	2,934	306,133
Summit Hotel Properties, Inc.	2,942	20,153
Sunstone Hotel Investors, Inc.	7,021	83,129
Xenia Hotels & Resorts, Inc.	2,897	43,049
Total Hotel & Resort REITs		1,249,134
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	27,010	5,042,497
Dine Brands Global, Inc.	7,337	220,844
Marriott Vacations Worldwide Corp.	19,194	1,723,621
Papa John's International, Inc.(a)	18,646	765,791
Travel & Leisure Co.	37,613	1,897,576
Vail Resorts, Inc.	17,179	3,220,203
Wendy's Co.(a)	113,616	1,851,941
Total Hotels, Restaurants & Leisure		14,722,473
Household Durables — 0.3%
Cricut, Inc., Class A	25,539	145,572
Ethan Allen Interiors, Inc.	14,187	398,797
Whirlpool Corp.	30,074	3,442,871
Total Household Durables		3,987,240
Household Products — 1.4%
Energizer Holdings, Inc.	37,318	1,302,025
Kimberly-Clark Corp.	89,134	11,680,119
Reynolds Consumer Products, Inc.	110,811	2,990,789
Total Household Products		15,972,933
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc., Class A	2,201	53,814
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	15,413	329,838
EastGroup Properties, Inc.	2,304	369,769
Innovative Industrial Properties, Inc.	1,323	88,165
LXP Industrial Trust	16,235	131,828
Plymouth Industrial REIT, Inc.	1,063	18,922
Prologis, Inc.	60,096	6,352,147
Rexford Industrial Realty, Inc.	11,892	459,745
STAG Industrial, Inc.	9,859	333,431
Terreno Realty Corp.(a)	4,570	270,270
Total Industrial REITs		8,354,115
Insurance — 3.1%
American Financial Group, Inc.	36,306	4,971,380
CNA Financial Corp.	121,564	5,880,051
Donegal Group, Inc., Class A	18,202	281,585
Fidelity National Financial, Inc.	66,306	3,722,419
First American Financial Corp.	40,455	2,526,010
Horace Mann Educators Corp.	22,621	887,422
Investors Title Co.	1,287	304,710
Lincoln National Corp.	90,332	2,864,428
Principal Financial Group, Inc.	55,390	4,287,740
Prudential Financial, Inc.	77,392	9,173,274
Safety Insurance Group, Inc.	8,098	667,275
Universal Insurance Holdings, Inc.	15,793	332,600
Total Insurance		35,898,894
Interactive Media & Services — 0.1%
Shutterstock, Inc.(a)	17,991	546,027
IT Services — 2.3%
International Business Machines Corp.	118,648	26,082,390
Leisure Products — 0.5%
Escalade, Inc.	5,701	81,410
Hasbro, Inc.	52,006	2,907,656
Johnson Outdoors, Inc., Class A	5,288	174,504
Marine Products Corp.	19,523	179,026
Polaris, Inc.(a)	32,148	1,852,368
Smith & Wesson Brands, Inc.	24,337	245,925
Total Leisure Products		5,440,889
Machinery — 0.7%
AGCO Corp.(a)	30,501	2,851,233
Douglas Dynamics, Inc.	12,091	285,710
Stanley Black & Decker, Inc.	46,703	3,749,784
Trinity Industries, Inc.	43,885	1,540,364
Total Machinery		8,427,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2024

Investments	Shares	Value
Media — 0.6%
Gray Television, Inc.	47,388	$149,272
Interpublic Group of Cos., Inc.(a)	136,054	3,812,233
Nexstar Media Group, Inc.	16,090	2,541,737
Sinclair, Inc.	23,576	380,517
Total Media		6,883,759
Metals & Mining — 0.1%
Kaiser Aluminum Corp.	8,406	590,690
Mesabi Trust	7,416	208,464
Ramaco Resources, Inc., Class A	20,921	214,649
SunCoke Energy, Inc.	45,585	487,759
Total Metals & Mining		1,501,562
Multi-Utilities — 2.0%
Avista Corp.	5,783	211,831
Black Hills Corp.	5,116	299,388
Consolidated Edison, Inc.	64,947	5,795,221
Dominion Energy, Inc.	149,246	8,038,390
DTE Energy Co.	21,362	2,579,462
Northwestern Energy Group, Inc.	3,837	205,126
WEC Energy Group, Inc.	57,712	5,427,236
Total Multi-Utilities		22,556,654
Office REITs — 0.2%
BXP, Inc.	7,560	562,162
COPT Defense Properties	6,804	210,584
Cousins Properties, Inc.	7,743	237,245
Douglas Emmett, Inc.	9,725	180,496
Easterly Government Properties, Inc.(a)	2,921	33,182
Highwoods Properties, Inc.	3,904	119,384
JBG SMITH Properties	3,862	59,359
Kilroy Realty Corp.	5,805	234,812
Orion Office REIT, Inc.	10,429	38,692
Peakstone Realty Trust	2,567	28,417
Piedmont Office Realty Trust, Inc., Class A	4,539	41,532
Postal Realty Trust, Inc., Class A	2,498	32,599
SL Green Realty Corp.	4,000	271,680
Total Office REITs		2,050,144
Oil, Gas & Consumable Fuels — 12.9%
Antero Midstream Corp.	125,966	1,900,827
APA Corp.	28,477	657,534
Chevron Corp.	308,573	44,693,713
Chord Energy Corp.	3,045	356,021
Civitas Resources, Inc.	4,519	207,286
Coterra Energy, Inc.	61,475	1,570,071
Crescent Energy Co., Class A(a)	9,796	143,120
EOG Resources, Inc.	64,365	7,889,862
Exxon Mobil Corp.	525,390	56,516,202
FutureFuel Corp.	2,630	13,913
Granite Ridge Resources, Inc.	8,851	57,177
Kinder Morgan, Inc.	347,665	9,526,021
Kinetik Holdings, Inc.	5,193	294,495
Murphy Oil Corp.	8,308	251,400
Northern Oil & Gas, Inc.	6,630	246,371
ONEOK, Inc.	80,929	8,125,272
Permian Resources Corp.	45,294	651,328
Phillips 66	53,946	6,146,068
Riley Exploration Permian, Inc.	1,170	37,346
VAALCO Energy, Inc.	8,010	35,004
Vitesse Energy, Inc.	2,586	64,650
Williams Cos., Inc.	157,022	8,498,031
Total Oil, Gas & Consumable Fuels		147,881,712
Personal Care Products — 0.7%
Kenvue, Inc.	364,822	7,788,950
Nu Skin Enterprises, Inc., Class A	26,107	179,877
Total Personal Care Products		7,968,827
Pharmaceuticals — 10.6%
Bristol-Myers Squibb Co.	381,518	21,578,658
Johnson & Johnson	399,066	57,712,925
Merck & Co., Inc.	357,665	35,580,514
Organon & Co.	138,247	2,062,646
Viatris, Inc.	329,129	4,097,656
Total Pharmaceuticals		121,032,399
Professional Services — 0.2%
ManpowerGroup, Inc.	26,807	1,547,300
Resources Connection, Inc.	20,729	176,818
Total Professional Services		1,724,118
Real Estate Management & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	8,233	82,247
RMR Group, Inc., Class A	1,612	33,272
Total Real Estate Management & Development		115,519
Residential REITs — 0.7%
AvalonBay Communities, Inc.	7,840	1,724,565
BRT Apartments Corp.	1,540	27,766
Camden Property Trust	5,880	682,315
Centerspace	614	40,616
Elme Communities	5,428	82,886
Equity Residential	20,064	1,439,793
Essex Property Trust, Inc.	3,528	1,007,032
Independence Realty Trust, Inc.	10,641	211,117
Invitation Homes, Inc.	29,707	949,733
Mid-America Apartment Communities, Inc.	6,164	952,769
NexPoint Residential Trust, Inc.	1,795	74,941
UDR, Inc.	16,368	710,535
UMH Properties, Inc.	3,962	74,803
Total Residential REITs		7,978,871
Retail REITs — 1.5%
Acadia Realty Trust	7,437	179,678
Agree Realty Corp.	4,214	296,876
Alexander's, Inc.	151	30,209
Brixmor Property Group, Inc.	18,230	507,523
CBL & Associates Properties, Inc.	1,884	55,409
Federal Realty Investment Trust	4,094	458,323
Getty Realty Corp.	2,861	86,202
Kimco Realty Corp.	34,675	812,435
Macerich Co.	11,320	225,494
NETSTREIT Corp.(a)	2,552	36,111
NNN REIT, Inc.	9,067	370,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2024

Investments	Shares	Value
Phillips Edison & Co., Inc.	4,111	$153,998
Realty Income Corp.	63,364	3,384,271
Regency Centers Corp.(a)	9,330	689,767
Retail Opportunity Investments Corp.	6,019	104,490
Saul Centers, Inc.	1,327	51,488
Simon Property Group, Inc.	50,231	8,650,281
SITE Centers Corp.	2,691	41,145
Tanger, Inc.	6,357	216,965
Urban Edge Properties	9,974	214,441
Whitestone REIT	4,796	67,959
Total Retail REITs		16,633,452
Semiconductors & Semiconductor Equipment — 0.4%
NVE Corp.	2,691	219,128
Skyworks Solutions, Inc.(a)	42,735	3,789,740
Total Semiconductors & Semiconductor Equipment		4,008,868
Software — 0.0%
Logility Supply Chain Solutions, Inc.	16,592	183,839
Specialized REITs — 1.4%
American Tower Corp.	23,132	4,242,640
CubeSmart	12,018	514,971
EPR Properties	3,859	170,876
Extra Space Storage, Inc.	10,838	1,621,365
Four Corners Property Trust, Inc.	4,855	131,765
Gaming & Leisure Properties, Inc.	14,019	675,155
Gladstone Land Corp.	69	749
Lamar Advertising Co., Class A	4,753	578,630
National Storage Affiliates Trust	4,226	160,208
Outfront Media, Inc.	7,085	125,688
PotlatchDeltic Corp.	3,420	134,235
Public Storage	15,367	4,601,494
Rayonier, Inc.	6,490	169,389
Safehold, Inc.	5,337	98,628
VICI Properties, Inc.	105,325	3,076,543
Total Specialized REITs		16,302,336
Specialty Retail — 0.7%
Best Buy Co., Inc.	58,334	5,005,057
Buckle, Inc.	26,050	1,323,601
Designer Brands, Inc., Class A	22,165	118,361
Haverty Furniture Cos., Inc.	7,143	159,003
Monro, Inc.	16,447	407,886
Upbound Group, Inc.	30,564	891,552
Total Specialty Retail		7,905,460
Technology Hardware, Storage & Peripherals — 0.5%
HP, Inc.	182,815	5,965,253
Textiles, Apparel & Luxury Goods — 0.2%
Carter's, Inc.(a)	18,292	991,244
Movado Group, Inc.	8,819	173,558
Oxford Industries, Inc.	8,677	683,574
Superior Group of Cos., Inc.	8,312	137,397
Total Textiles, Apparel & Luxury Goods		1,985,773
Tobacco — 8.1%
Altria Group, Inc.	808,183	42,259,889
Philip Morris International, Inc.	417,983	50,304,254
Universal Corp.	13,668	749,553
Total Tobacco		93,313,696
Trading Companies & Distributors — 0.3%
Global Industrial Co.	20,603	510,748
Karat Packaging, Inc.	8,296	251,037
MSC Industrial Direct Co., Inc., Class A	30,937	2,310,685
Total Trading Companies & Distributors		3,072,470
Water Utilities — 0.0%
Essential Utilities, Inc.	14,743	535,466
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	10,674	171,318
Total United States		1,136,639,918
TOTAL COMMON STOCKS (COST: $1,064,722,771)		1,138,337,222
EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
WisdomTree U.S. Total Dividend Fund
(Cost: $5,681,325)	72,120	5,471,182
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $840,416)	840,416	840,416
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $123,893)	123,893	123,893
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $1,071,368,405)		1,144,772,713
Other Assets less Liabilities — 0.2%		2,727,580
NET ASSETS — 100.0%		$1,147,500,293

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,270,282 and the total market value of the collateral held by the Fund was $33,395,877. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,271,985.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,138,337,222	$-	$-	$1,138,337,222
Exchange-Traded Fund	5,471,182	-	-	5,471,182
Mutual Fund	-	840,416	-	840,416
Investment of Cash Collateral for Securities Loaned	-	123,893	-	123,893
Total Investments in Securities	$1,143,808,404	$964,309	$-	$1,144,772,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.7%
United States — 99.7%
Aerospace & Defense — 2.1%
General Dynamics Corp.	41,354	$10,896,366
General Electric Co.	48,227	8,043,781
HEICO Corp., Class A	3,467	645,139
HEICO Corp.	2,490	591,973
Howmet Aerospace, Inc.	18,249	1,995,893
L3Harris Technologies, Inc.	26,437	5,559,172
Lockheed Martin Corp.	67,869	32,980,262
Northrop Grumman Corp.	18,149	8,517,144
RTX Corp.	209,129	24,200,408
Total Aerospace & Defense		93,430,138
Air Freight & Logistics — 0.2%
FedEx Corp.	34,929	9,826,576
Automobiles — 0.1%
General Motors Co.	72,026	3,836,825
Banks — 8.2%
Bank of America Corp.	1,302,617	57,250,017
Citigroup, Inc.	445,766	31,377,469
Citizens Financial Group, Inc.	114,849	5,025,792
Fifth Third Bancorp	156,110	6,600,331
First Citizens BancShares, Inc., Class A	540	1,141,031
Huntington Bancshares, Inc.	367,183	5,974,067
JPMorgan Chase & Co.	657,823	157,686,751
M&T Bank Corp.	30,986	5,825,678
PNC Financial Services Group, Inc.	90,363	17,426,504
Regions Financial Corp.	253,456	5,961,285
Truist Financial Corp.	447,644	19,418,797
U.S. Bancorp	450,389	21,542,106
Wells Fargo & Co.	556,141	39,063,344
Total Banks		374,293,172
Beverages — 3.5%
Brown-Forman Corp., Class B	45,842	1,741,079
Brown-Forman Corp., Class A	23,604	889,635
Coca-Cola Co.	1,004,442	62,536,559
Constellation Brands, Inc., Class A	33,911	7,494,331
Keurig Dr. Pepper, Inc.	280,730	9,017,048
PepsiCo, Inc.	501,487	76,256,113
Total Beverages		157,934,765
Biotechnology — 3.6%
AbbVie, Inc.	492,091	87,444,571
Amgen, Inc.	129,543	33,764,087
Gilead Sciences, Inc.	450,264	41,590,886
Total Biotechnology		162,799,544
Broadline Retail — 0.1%
eBay, Inc.	59,447	3,682,742
Building Products — 0.2%
Carlisle Cos., Inc.	4,037	1,489,007
Carrier Global Corp.	65,344	4,460,381
Lennox International, Inc.	2,342	1,426,981
Total Building Products		7,376,369
Capital Markets — 5.6%
Ameriprise Financial, Inc.	11,325	6,029,770
Ares Management Corp., Class A	29,315	5,189,635
Bank of New York Mellon Corp.	127,271	9,778,231
Blackrock, Inc.	32,693	33,513,921
Blackstone, Inc.	99,351	17,130,099
Cboe Global Markets, Inc.	12,619	2,465,753
Charles Schwab Corp.	160,576	11,884,230
CME Group, Inc.	126,041	29,270,501
Goldman Sachs Group, Inc.	47,126	26,985,290
Interactive Brokers Group, Inc., Class A	4,987	881,053
Intercontinental Exchange, Inc.	72,526	10,807,099
KKR & Co., Inc.	36,685	5,426,078
LPL Financial Holdings, Inc.	3,505	1,144,418
Moody's Corp.	13,420	6,352,625
Morgan Stanley	343,762	43,217,759
MSCI, Inc.	5,660	3,396,057
Nasdaq, Inc.	47,585	3,678,796
Northern Trust Corp.	59,836	6,133,190
Raymond James Financial, Inc.	15,572	2,418,799
S&P Global, Inc.	24,805	12,353,634
State Street Corp.	70,851	6,954,026
T Rowe Price Group, Inc.	65,314	7,386,360
Tradeweb Markets, Inc., Class A	5,192	679,737
Total Capital Markets		253,077,061
Chemicals — 0.9%
Air Products & Chemicals, Inc.	35,487	10,292,650
Corteva, Inc.	53,045	3,021,443
DuPont de Nemours, Inc.	53,636	4,089,745
Ecolab, Inc.	28,129	6,591,187
International Flavors & Fragrances, Inc.	31,454	2,659,436
PPG Industries, Inc.	54,693	6,533,079
Sherwin-Williams Co.	19,956	6,783,643
Total Chemicals		39,971,183
Commercial Services & Supplies — 0.5%
Cintas Corp.	30,750	5,618,025
Republic Services, Inc.	24,268	4,882,236
Rollins, Inc.	67,444	3,126,030
Veralto Corp.	9,866	1,004,852
Waste Management, Inc.	39,223	7,914,809
Total Commercial Services & Supplies		22,545,952
Communications Equipment — 1.2%
Cisco Systems, Inc.	807,488	47,803,289
Motorola Solutions, Inc.	16,069	7,427,574
Ubiquiti, Inc.	3,961	1,314,775
Total Communications Equipment		56,545,638
Construction & Engineering — 0.1%
EMCOR Group, Inc.	1,771	803,857
Quanta Services, Inc.	5,917	1,870,068
Total Construction & Engineering		2,673,925
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,876	1,485,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2024

Investments	Shares	Value
Vulcan Materials Co.	5,715	$1,470,069
Total Construction Materials		2,955,523
Consumer Finance — 0.6%
American Express Co.	48,678	14,447,144
Capital One Financial Corp.	35,466	6,324,297
Discover Financial Services	28,802	4,989,370
Synchrony Financial	39,979	2,598,635
Total Consumer Finance		28,359,446
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	23,170	21,229,976
Kroger Co.(a)	112,376	6,871,793
Sysco Corp.	137,033	10,477,543
Target Corp.	117,640	15,902,575
Walmart, Inc.	794,201	71,756,060
Total Consumer Staples Distribution & Retail		126,237,947
Containers & Packaging — 0.2%
International Paper Co.(a)	78,393	4,219,111
Packaging Corp. of America	12,501	2,814,350
Total Containers & Packaging		7,033,461
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	2,526,226	57,522,166
Electric Utilities — 3.9%
American Electric Power Co., Inc.	197,528	18,218,008
Constellation Energy Corp.	12,700	2,841,117
Duke Energy Corp.	285,408	30,749,858
Edison International	143,931	11,491,451
Entergy Corp.	98,915	7,499,735
Eversource Energy	120,829	6,939,210
Exelon Corp.	295,813	11,134,401
FirstEnergy Corp.	172,953	6,880,070
NextEra Energy, Inc.	416,257	29,841,464
NRG Energy, Inc.	34,609	3,122,424
PG&E Corp.	96,246	1,942,244
PPL Corp.	159,190	5,167,308
Southern Co.	405,706	33,397,718
Xcel Energy, Inc.	126,708	8,555,324
Total Electric Utilities		177,780,332
Electrical Equipment — 0.4%
AMETEK, Inc.	9,386	1,691,920
Emerson Electric Co.	66,028	8,182,850
Hubbell, Inc.	4,685	1,962,500
Rockwell Automation, Inc.	14,182	4,053,074
Vertiv Holdings Co., Class A	15,234	1,730,735
Total Electrical Equipment		17,621,079
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	77,487	5,381,472
CDW Corp.	12,758	2,220,403
Corning, Inc.	142,254	6,759,910
Total Electronic Equipment, Instruments & Components		14,361,785
Energy Equipment & Services — 0.2%
Baker Hughes Co.	143,600	5,890,472
Halliburton Co.	137,576	3,740,691
Total Energy Equipment & Services		9,631,163
Entertainment — 0.3%
Electronic Arts, Inc.	12,330	1,803,879
Walt Disney Co.	85,431	9,512,742
Total Entertainment		11,316,621
Financial Services — 2.0%
Apollo Global Management, Inc.	44,112	7,285,538
Fidelity National Information Services, Inc.	101,369	8,187,574
Global Payments, Inc.	13,476	1,510,121
Mastercard, Inc., Class A	51,880	27,318,452
Visa, Inc., Class A	142,612	45,071,096
Total Financial Services		89,372,781
Food Products — 1.3%
Archer-Daniels-Midland Co.*	134,695	6,804,791
General Mills, Inc.	150,245	9,581,124
Hershey Co.	32,974	5,584,147
Kellanova	70,625	5,718,506
McCormick & Co., Inc., Non-Voting Shares	40,744	3,106,323
Mondelez International, Inc., Class A	443,044	26,463,018
Tyson Foods, Inc., Class A	65,486	3,761,516
Total Food Products		61,019,425
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	40,166	5,593,919
Ground Transportation — 0.9%
CSX Corp.	192,061	6,197,808
JB Hunt Transport Services, Inc.	5,808	991,193
Norfolk Southern Corp.	33,300	7,815,510
Old Dominion Freight Line, Inc.	9,642	1,700,849
Union Pacific Corp.	103,316	23,560,181
Total Ground Transportation		40,265,541
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	245,684	27,789,317
Becton Dickinson & Co.	39,796	9,028,518
GE HealthCare Technologies, Inc.	19,692	1,539,521
ResMed, Inc.	8,517	1,947,753
Stryker Corp.	34,671	12,483,294
Zimmer Biomet Holdings, Inc.	10,204	1,077,848
Total Health Care Equipment & Supplies		53,866,251
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	26,946	3,186,903
Cencora, Inc.	12,224	2,746,488
Cigna Group	34,813	9,613,262
HCA Healthcare, Inc.	15,035	4,512,755
Labcorp Holdings, Inc.	6,564	1,505,257
McKesson Corp.	5,690	3,242,788
UnitedHealth Group, Inc.	94,879	47,995,491
Total Health Care Providers & Services		72,802,944
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	63,095	6,154,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2024

Investments	Shares	Value
Ventas, Inc.	88,230	$5,195,865
Welltower, Inc.	135,942	17,132,770
Total Health Care REITs		28,483,552
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	2,467	12,257,092
Darden Restaurants, Inc.	27,901	5,208,838
Hilton Worldwide Holdings, Inc.	9,961	2,461,961
Las Vegas Sands Corp.(a)	77,174	3,963,657
Marriott International, Inc., Class A	17,690	4,934,449
McDonald's Corp.	128,350	37,207,381
Yum! Brands, Inc.	59,916	8,038,330
Total Hotels, Restaurants & Leisure		74,071,708
Household Durables — 0.0%
Lennar Corp., Class B	2,455	324,428
PulteGroup, Inc.	9,097	990,664
Total Household Durables		1,315,092
Household Products — 2.4%
Church & Dwight Co., Inc.	16,746	1,753,474
Clorox Co.	39,344	6,389,859
Colgate-Palmolive Co.	191,718	17,429,083
Kimberly-Clark Corp.	122,776	16,088,567
Procter & Gamble Co.	405,340	67,955,251
Total Household Products		109,616,234
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	13,181	1,817,265
Industrial Conglomerates — 0.7%
3M Co.	86,103	11,115,036
Honeywell International, Inc.	95,213	21,507,665
Total Industrial Conglomerates		32,622,701
Industrial REITs — 0.5%
Prologis, Inc.	230,133	24,325,058
Insurance — 2.3%
Aflac, Inc.	76,706	7,934,469
Allstate Corp.	51,875	10,000,981
American International Group, Inc.	98,403	7,163,738
Arthur J Gallagher & Co.	12,034	3,415,851
Brown & Brown, Inc.	16,471	1,680,371
Cincinnati Financial Corp.	34,563	4,966,703
Erie Indemnity Co., Class A	5,548	2,287,052
Hartford Financial Services Group, Inc.	55,190	6,037,786
Marsh & McLennan Cos., Inc.	77,606	16,484,290
MetLife, Inc.	131,770	10,789,328
Principal Financial Group, Inc.	56,314	4,359,267
Progressive Corp.	24,195	5,797,364
Prudential Financial, Inc.	108,976	12,916,925
Travelers Cos., Inc.	40,012	9,638,491
WR Berkley Corp.	18,505	1,082,913
Total Insurance		104,555,529
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A	225,425	42,672,952
Alphabet, Inc., Class C	214,968	40,938,506
Meta Platforms, Inc., Class A	81,180	47,531,702
Total Interactive Media & Services		131,143,160
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	52,329	4,024,100
International Business Machines Corp.	196,787	43,259,686
Total IT Services		47,283,786
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	13,775	1,850,533
Danaher Corp.	28,849	6,622,288
Thermo Fisher Scientific, Inc.	15,072	7,840,907
West Pharmaceutical Services, Inc.	3,456	1,132,047
Total Life Sciences Tools & Services		17,445,775
Machinery — 2.1%
Caterpillar, Inc.	76,561	27,773,268
Cummins, Inc.	19,282	6,721,705
Deere & Co.	26,122	11,067,891
Dover Corp.	14,249	2,673,112
Fortive Corp.	16,330	1,224,750
Illinois Tool Works, Inc.	71,533	18,137,908
Ingersoll Rand, Inc.	17,895	1,618,782
Otis Worldwide Corp.	66,588	6,166,715
PACCAR, Inc.	38,293	3,983,238
Parker-Hannifin Corp.	13,223	8,410,225
Snap-on, Inc.	8,517	2,891,351
Westinghouse Air Brake Technologies Corp.	8,064	1,528,854
Xylem, Inc.(a)	18,659	2,164,817
Total Machinery		94,362,616
Media — 0.8%
Comcast Corp., Class A	839,455	31,504,746
Fox Corp., Class B	25,891	1,184,254
Fox Corp., Class A	23,213	1,127,688
Omnicom Group, Inc.	37,693	3,243,106
Total Media		37,059,794
Metals & Mining — 0.0%
Steel Dynamics, Inc.	13,027	1,485,990
Multi-Utilities — 1.8%
Ameren Corp.	55,903	4,983,193
CenterPoint Energy, Inc.	118,421	3,757,498
CMS Energy Corp.(a)	98,152	6,541,831
Consolidated Edison, Inc.	128,991	11,509,867
Dominion Energy, Inc.	294,499	15,861,716
DTE Energy Co.	49,616	5,991,132
Public Service Enterprise Group, Inc.	144,343	12,195,540
Sempra	126,315	11,080,352
WEC Energy Group, Inc.	116,343	10,940,896
Total Multi-Utilities		82,862,025
Oil, Gas & Consumable Fuels — 7.9%
Cheniere Energy, Inc.	14,275	3,067,269
Chevron Corp.	564,482	81,759,573
ConocoPhillips	292,489	29,006,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2024

Investments	Shares	Value
Coterra Energy, Inc.	171,833	$4,388,615
EOG Resources, Inc.	126,879	15,552,828
Expand Energy Corp.	37,145	3,697,785
Exxon Mobil Corp.	1,154,796	124,221,406
Hess Corp.	29,988	3,988,704
Kinder Morgan, Inc.	691,443	18,945,538
Marathon Petroleum Corp.	59,444	8,292,438
Occidental Petroleum Corp.	120,456	5,951,731
ONEOK, Inc.	157,673	15,830,369
Phillips 66	109,103	12,430,105
Targa Resources Corp.	36,311	6,481,513
Texas Pacific Land Corp.	1,013	1,120,337
Valero Energy Corp.	74,481	9,130,626
Williams Cos., Inc.	304,947	16,503,732
Total Oil, Gas & Consumable Fuels		360,368,703
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	41,178	2,491,269
Personal Care Products — 0.2%
Kenvue, Inc.	499,486	10,664,026
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	620,809	35,112,957
Eli Lilly & Co.	44,411	34,285,292
Johnson & Johnson	887,281	128,318,578
Merck & Co., Inc.	606,449	60,329,546
Zoetis, Inc.	31,835	5,186,877
Total Pharmaceuticals		263,233,250
Professional Services — 1.2%
Automatic Data Processing, Inc.	92,499	27,077,232
Booz Allen Hamilton Holding Corp.	11,995	1,543,756
Broadridge Financial Solutions, Inc.	18,602	4,205,726
Equifax, Inc.	5,410	1,378,739
Leidos Holdings, Inc.	8,109	1,168,183
Paychex, Inc.	108,884	15,267,714
TransUnion	7,281	675,022
Verisk Analytics, Inc.	7,468	2,056,911
Total Professional Services		53,373,283
Residential REITs — 0.8%
AvalonBay Communities, Inc.	46,809	10,296,576
Equity Residential	141,127	10,127,273
Essex Property Trust, Inc.	22,499	6,422,115
Invitation Homes, Inc.	145,781	4,660,619
Mid-America Apartment Communities, Inc.	30,369	4,694,136
Total Residential REITs		36,200,719
Retail REITs — 0.8%
Realty Income Corp.	319,767	17,078,756
Simon Property Group, Inc.	118,983	20,490,062
Total Retail REITs		37,568,818
Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials, Inc.	53,766	8,743,965
KLA Corp.	9,963	6,277,885
Lam Research Corp.	111,160	8,029,087
Monolithic Power Systems, Inc.	2,687	1,589,898
NVIDIA Corp.	931,541	125,096,641
Qualcomm, Inc.	172,907	26,561,973
Texas Instruments, Inc.	188,581	35,360,823
Total Semiconductors & Semiconductor Equipment		211,660,272
Software — 5.1%
Intuit, Inc.	12,901	8,108,279
Microsoft Corp.	423,404	178,464,786
Oracle Corp.	174,600	29,095,344
Roper Technologies, Inc.	4,477	2,327,368
Salesforce, Inc.	34,627	11,576,845
Total Software		229,572,622
Specialized REITs — 2.1%
American Tower Corp.	108,130	19,832,123
Digital Realty Trust, Inc.	61,754	10,950,837
Equinix, Inc.	12,282	11,580,575
Extra Space Storage, Inc.	60,987	9,123,655
Iron Mountain, Inc.	51,282	5,390,251
Public Storage	64,842	19,416,288
SBA Communications Corp.	13,373	2,725,417
VICI Properties, Inc.	382,131	11,162,047
Weyerhaeuser Co.	132,985	3,743,528
Total Specialized REITs		93,924,721
Specialty Retail — 2.4%
Best Buy Co., Inc.	64,503	5,534,357
Home Depot, Inc.	155,935	60,657,156
Lowe's Cos., Inc.	71,486	17,642,745
Ross Stores, Inc.	21,916	3,315,233
TJX Cos., Inc.	149,543	18,066,290
Tractor Supply Co.	58,280	3,092,337
Williams-Sonoma, Inc.	10,224	1,893,280
Total Specialty Retail		110,201,398
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	704,252	176,358,786
HP, Inc.	225,581	7,360,708
NetApp, Inc.	23,348	2,710,236
Total Technology Hardware, Storage & Peripherals		186,429,730
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	181,157	13,708,150
Tobacco — 2.2%
Altria Group, Inc.	623,671	32,611,757
Philip Morris International, Inc.	566,904	68,226,896
Total Tobacco		100,838,653
Trading Companies & Distributors — 0.4%
Fastenal Co.	79,189	5,694,481
Ferguson Enterprises, Inc.	20,081	3,485,459
United Rentals, Inc.	3,513	2,474,698
Watsco, Inc.	4,691	2,223,018
WW Grainger, Inc.	3,590	3,784,039
Total Trading Companies & Distributors		17,661,695
Water Utilities — 0.1%
American Water Works Co., Inc.	32,612	4,059,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2024

Investments	Shares	Value
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	189,604	$41,851,291
Total United States		4,525,993,027
TOTAL COMMON STOCKS (COST: $3,500,086,593)		4,525,993,027
EXCHANGE-TRADED FUND — 0.2%
United States — 0.2%
WisdomTree U.S. Total Dividend Fund(b)
(Cost: $7,557,619)	98,561	7,477,054
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $1,032,160)	1,032,160	1,032,160
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $3,508,676,372)		4,534,502,241
Other Assets less Liabilities — 0.1%		4,576,331
NET ASSETS — 100.0%		$4,539,078,572

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,706,586 and the total market value of the collateral held by the Fund was $21,117,862, which was entirely composed of non-cash U.S. Government securities.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree U.S. Total Dividend Fund	$289,952	$37,790,240	$(30,568,650)	$70,015	$(104,503)	$7,477,054	$181,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,525,993,027	$-	$-	$4,525,993,027
Exchange-Traded Fund	7,477,054	-	-	7,477,054
Mutual Fund	-	1,032,160	-	1,032,160
Total Investments in Securities	$4,533,470,081	$1,032,160	$-	$4,534,502,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.0%
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.*	546	$324,499
Curtiss-Wright Corp.	85	30,164
General Dynamics Corp.	6,194	1,632,057
General Electric Co.	10,943	1,825,183
HEICO Corp.	925	219,909
Howmet Aerospace, Inc.	4,037	441,527
L3Harris Technologies, Inc.	4,484	942,895
Lockheed Martin Corp.	6,249	3,036,639
Northrop Grumman Corp.	3,657	1,716,194
RTX Corp.	30,236	3,498,910
Textron, Inc.	5,021	384,056
TransDigm Group, Inc.	618	783,179
Total Aerospace & Defense		14,835,212
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	2,329	257,983
FedEx Corp.	6,902	1,941,740
United Parcel Service, Inc., Class B	23,879	3,011,142
Total Air Freight & Logistics		5,210,865
Automobiles — 1.2%
General Motors Co.	72,293	3,851,048
Tesla, Inc.*	22,036	8,899,018
Total Automobiles		12,750,066
Banks — 5.3%
Bank of America Corp.	235,214	10,337,655
Citigroup, Inc.	45,707	3,217,316
Citizens Financial Group, Inc.	10,858	475,146
East West Bancorp, Inc.	3,187	305,187
Fifth Third Bancorp	21,196	896,167
First Citizens BancShares, Inc., Class A	565	1,193,856
Huntington Bancshares, Inc.	41,085	668,453
JPMorgan Chase & Co.	105,869	25,377,858
M&T Bank Corp.	5,145	967,311
PNC Financial Services Group, Inc.	10,112	1,950,099
Regions Financial Corp.	30,343	713,667
U.S. Bancorp	40,391	1,931,902
Wells Fargo & Co.	114,165	8,018,950
Total Banks		56,053,567
Beverages — 1.3%
Coca-Cola Co.	95,108	5,921,424
Constellation Brands, Inc., Class A	4,529	1,000,909
Keurig Dr. Pepper, Inc.	35,412	1,137,433
Monster Beverage Corp.*	12,676	666,251
PepsiCo, Inc.	33,673	5,120,316
Total Beverages		13,846,333
Biotechnology — 2.1%
AbbVie, Inc.	52,728	9,369,766
Alnylam Pharmaceuticals, Inc.*	832	195,778
Amgen, Inc.	18,167	4,735,047
Biogen, Inc.*	6,421	981,899
Gilead Sciences, Inc.	29,332	2,709,397
Incyte Corp.*	1,543	106,575
Natera, Inc.*	793	125,532
Regeneron Pharmaceuticals, Inc.*	3,344	2,382,031
United Therapeutics Corp.*	1,062	374,716
Vertex Pharmaceuticals, Inc.*	2,217	892,786
Total Biotechnology		21,873,527
Broadline Retail — 5.9%
Amazon.com, Inc.*	277,375	60,853,301
eBay, Inc.	16,954	1,050,301
Total Broadline Retail		61,903,602
Building Products — 0.4%
Builders FirstSource, Inc.*	3,681	526,125
Carlisle Cos., Inc.	845	311,670
Carrier Global Corp.	15,010	1,024,583
Johnson Controls International PLC	12,814	1,011,409
Lennox International, Inc.	282	171,822
Masco Corp.	4,145	300,803
Owens Corning	2,840	483,709
Trane Technologies PLC	2,445	903,061
Total Building Products		4,733,182
Capital Markets — 3.3%
Ameriprise Financial, Inc.	2,851	1,517,958
Ares Management Corp., Class A	1,311	232,086
Bank of New York Mellon Corp.	19,987	1,535,601
Blackrock, Inc.	2,877	2,949,242
Blackstone, Inc.	7,420	1,279,356
Blue Owl Capital, Inc.(a)	6,421	149,352
Carlyle Group, Inc.	9,842	496,923
Cboe Global Markets, Inc.	1,552	303,261
Charles Schwab Corp.	31,125	2,303,561
CME Group, Inc.	6,799	1,578,932
Coinbase Global, Inc., Class A*	1,978	491,137
FactSet Research Systems, Inc.	406	194,994
Goldman Sachs Group, Inc.	9,078	5,198,244
Interactive Brokers Group, Inc., Class A	991	175,080
Intercontinental Exchange, Inc.	9,779	1,457,169
Jefferies Financial Group, Inc.	825	64,680
KKR & Co., Inc.	12,161	1,798,734
LPL Financial Holdings, Inc.	1,519	495,969
Moody's Corp.	1,922	909,817
Morgan Stanley	40,040	5,033,829
Morningstar, Inc.	324	109,110
MSCI, Inc.	721	432,607
Nasdaq, Inc.	7,990	617,707
Northern Trust Corp.	5,188	531,770
Raymond James Financial, Inc.	5,793	899,827
Robinhood Markets, Inc., Class A*	5,276	196,584
S&P Global, Inc.	4,173	2,078,279
State Street Corp.	11,193	1,098,593
T Rowe Price Group, Inc.	7,504	848,627
Tradeweb Markets, Inc., Class A	1,153	150,951
Total Capital Markets		35,129,980
Chemicals — 1.0%
Air Products & Chemicals, Inc.	3,796	1,100,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

Investments	Shares	Value
CF Industries Holdings, Inc.	4,943	$421,737
Corteva, Inc.	12,189	694,285
DuPont de Nemours, Inc.	7,914	603,442
Ecolab, Inc.	2,905	680,700
International Flavors & Fragrances, Inc.	4,416	373,373
Linde PLC	7,627	3,193,196
LyondellBasell Industries NV, Class A	14,826	1,101,127
PPG Industries, Inc.	7,183	858,009
RPM International, Inc.	1,779	218,924
Sherwin-Williams Co.	3,316	1,127,208
Total Chemicals		10,372,993
Commercial Services & Supplies — 0.4%
Cintas Corp.	3,690	674,163
Clean Harbors, Inc.*	234	53,853
Copart, Inc.*	9,858	565,751
Republic Services, Inc.	4,014	807,537
Rollins, Inc.	4,204	194,855
Veralto Corp.	2,746	279,680
Waste Connections, Inc.	2,164	371,299
Waste Management, Inc.	5,751	1,160,494
Total Commercial Services & Supplies		4,107,632
Communications Equipment — 1.0%
Arista Networks, Inc.*	14,856	1,642,034
Cisco Systems, Inc.	121,425	7,188,360
F5, Inc.*	2,395	602,270
Motorola Solutions, Inc.	2,806	1,297,017
Ubiquiti, Inc.	1,018	337,905
Total Communications Equipment		11,067,586
Construction & Engineering — 0.1%
AECOM	1,990	212,572
Comfort Systems USA, Inc.	210	89,053
EMCOR Group, Inc.	510	231,489
Quanta Services, Inc.	1,623	512,949
Total Construction & Engineering		1,046,063
Construction Materials — 0.2%
CRH PLC	15,941	1,474,861
Martin Marietta Materials, Inc.	733	378,595
Vulcan Materials Co.	1,371	352,662
Total Construction Materials		2,206,118
Consumer Finance — 0.4%
American Express Co.	5,947	1,765,010
Capital One Financial Corp.	3,272	583,463
Discover Financial Services	2,218	384,224
SoFi Technologies, Inc.*(a)	6,984	107,554
Synchrony Financial	16,238	1,055,470
Total Consumer Finance		3,895,721
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	298	118,077
Costco Wholesale Corp.	3,714	3,403,027
Kroger Co.(a)	25,393	1,552,782
Performance Food Group Co.*	2,193	185,418
Sprouts Farmers Market, Inc.*	434	55,148
Sysco Corp.	11,283	862,698
Target Corp.	15,667	2,117,865
U.S. Foods Holding Corp.*	3,127	210,947
Walmart, Inc.	104,965	9,483,588
Total Consumer Staples Distribution & Retail		17,989,550
Containers & Packaging — 0.1%
Amcor PLC	34,450	324,175
Avery Dennison Corp.	987	184,697
Ball Corp.	6,724	370,694
International Paper Co.(a)	3,724	200,426
Packaging Corp. of America	1,517	341,522
Total Containers & Packaging		1,421,514
Distributors — 0.0%
Pool Corp.	418	142,513
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	306,843	6,986,815
Verizon Communications, Inc.	189,859	7,592,461
Total Diversified Telecommunication Services		14,579,276
Electric Utilities — 1.7%
Alliant Energy Corp.	4,726	279,496
American Electric Power Co., Inc.	13,966	1,288,084
Constellation Energy Corp.	4,481	1,002,445
Duke Energy Corp.	18,265	1,967,871
Edison International	10,300	822,352
Entergy Corp.	8,590	651,294
Evergy, Inc.(a)	4,875	300,056
Eversource Energy	11,396	654,472
Exelon Corp.	31,699	1,193,150
FirstEnergy Corp.	15,471	615,436
NextEra Energy, Inc.	44,038	3,157,084
NRG Energy, Inc.	8,611	776,885
PG&E Corp.	73,205	1,477,277
PPL Corp.	13,954	452,947
Southern Co.	25,495	2,098,748
Xcel Energy, Inc.	12,061	814,359
Total Electric Utilities		17,551,956
Electrical Equipment — 0.5%
AMETEK, Inc.	3,318	598,103
Eaton Corp. PLC	4,775	1,584,679
Emerson Electric Co.	10,971	1,359,636
GE Vernova, Inc.	2,312	760,486
Hubbell, Inc.	642	268,928
Rockwell Automation, Inc.	1,490	425,827
Vertiv Holdings Co., Class A	2,910	330,605
Total Electrical Equipment		5,328,264
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	18,627	1,293,645
CDW Corp.	4,978	866,371
Coherent Corp.*	2,900	274,717
Corning, Inc.	20,033	951,968
Flex Ltd.*	17,106	656,699
Jabil, Inc.	5,183	745,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

Investments	Shares	Value
Keysight Technologies, Inc.*	4,252	$682,999
Teledyne Technologies, Inc.*	1,426	661,849
Trimble, Inc.*	6,260	442,332
Zebra Technologies Corp., Class A*	1,149	443,767
Total Electronic Equipment, Instruments & Components		7,020,181
Energy Equipment & Services — 0.4%
Baker Hughes Co.	21,689	889,683
Halliburton Co.	41,979	1,141,409
Schlumberger NV	54,823	2,101,914
Total Energy Equipment & Services		4,133,006
Entertainment — 0.8%
Electronic Arts, Inc.	2,186	319,812
Liberty Media Corp.-Liberty Formula One, Class C*	1,497	138,712
Live Nation Entertainment, Inc.*	1,915	247,993
Netflix, Inc.*	4,332	3,861,198
Take-Two Interactive Software, Inc.*	1,267	233,229
Walt Disney Co.	30,197	3,362,436
Total Entertainment		8,163,380
Financial Services — 4.5%
Apollo Global Management, Inc.	11,290	1,864,656
Berkshire Hathaway, Inc., Class B*	43,242	19,600,734
Block, Inc.*	8,569	728,279
Corpay, Inc.*	1,536	519,813
Equitable Holdings, Inc.	17,312	816,607
Fidelity National Information Services, Inc.	14,778	1,193,619
Fiserv, Inc.*	11,845	2,433,200
Global Payments, Inc.	11,695	1,310,542
Mastercard, Inc., Class A	11,950	6,292,512
PayPal Holdings, Inc.*	28,193	2,406,273
Toast, Inc., Class A*	3,603	131,329
Visa, Inc., Class A	31,948	10,096,846
Total Financial Services		47,394,410
Food Products — 0.8%
Archer-Daniels-Midland Co.*	21,685	1,095,526
Campbell Soup Co.	7,715	323,104
General Mills, Inc.	17,760	1,132,555
Hershey Co.	4,423	749,035
Hormel Foods Corp.	10,237	321,135
Kellanova	6,777	548,734
Kraft Heinz Co.	56,906	1,747,584
McCormick & Co., Inc., Non-Voting Shares	3,551	270,728
Mondelez International, Inc., Class A	37,888	2,263,050
Tyson Foods, Inc., Class A	6,164	354,060
Total Food Products		8,805,511
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	2,696	375,472
Ground Transportation — 0.8%
CSX Corp.	47,143	1,521,305
JB Hunt Transport Services, Inc.	1,061	181,070
Norfolk Southern Corp.	4,302	1,009,680
Old Dominion Freight Line, Inc.	2,341	412,952
Saia, Inc.*(a)	223	101,628
Uber Technologies, Inc.*	28,682	1,730,098
Union Pacific Corp.	13,745	3,134,410
XPO, Inc.*	828	108,592
Total Ground Transportation		8,199,735
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	33,287	3,765,093
Align Technology, Inc.*	1,048	218,519
Baxter International, Inc.	17,914	522,372
Becton Dickinson & Co.	8,138	1,846,268
Boston Scientific Corp.*	18,593	1,660,727
Cooper Cos., Inc.*	2,302	211,623
Dexcom, Inc.*	3,455	268,695
Edwards Lifesciences Corp.*	9,257	685,296
GE HealthCare Technologies, Inc.	10,112	790,556
Hologic, Inc.*	4,529	326,496
IDEXX Laboratories, Inc.*	837	346,049
Insulet Corp.*	563	146,982
Intuitive Surgical, Inc.*	2,502	1,305,944
Medtronic PLC	39,302	3,139,444
ResMed, Inc.	1,947	445,259
STERIS PLC	1,508	309,985
Stryker Corp.	5,346	1,924,827
Zimmer Biomet Holdings, Inc.	6,464	682,792
Total Health Care Equipment & Supplies		18,596,927
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	6,365	752,788
Cencora, Inc.	4,941	1,110,144
Cigna Group	11,352	3,134,741
DaVita, Inc.*	1,676	250,646
HCA Healthcare, Inc.	8,329	2,499,949
Labcorp Holdings, Inc.	2,033	466,208
McKesson Corp.	2,900	1,652,739
Molina Healthcare, Inc.*	1,656	481,979
Quest Diagnostics, Inc.	2,538	382,883
UnitedHealth Group, Inc.	20,133	10,184,479
Total Health Care Providers & Services		20,916,556
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,711	166,908
Healthpeak Properties, Inc.	5,871	119,005
Welltower, Inc.	4,245	534,998
Total Health Care REITs		820,911
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A*	1,569	329,882
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A*	5,855	769,406
Booking Holdings, Inc.	568	2,822,063
Carnival Corp.*	25,525	636,083
Cava Group, Inc.*	657	74,110
Chipotle Mexican Grill, Inc.*	10,843	653,833
Darden Restaurants, Inc.	2,427	453,097
Domino's Pizza, Inc.(a)	432	181,336
DoorDash, Inc., Class A*	2,975	499,056
Expedia Group, Inc.*	3,553	662,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

Investments	Shares	Value
Hilton Worldwide Holdings, Inc.	3,315	$819,335
Las Vegas Sands Corp.(a)	13,559	696,390
Marriott International, Inc., Class A	4,588	1,279,777
McDonald's Corp.	14,136	4,097,885
Royal Caribbean Cruises Ltd.	5,570	1,284,943
Texas Roadhouse, Inc.	360	64,955
Yum! Brands, Inc.	4,463	598,756
Total Hotels, Restaurants & Leisure		15,593,055
Household Durables — 0.3%
Garmin Ltd.	2,623	541,020
NVR, Inc.*	84	687,028
PulteGroup, Inc.	9,745	1,061,230
Toll Brothers, Inc.	3,554	447,626
Total Household Durables		2,736,904
Household Products — 1.0%
Church & Dwight Co., Inc.	2,631	275,492
Clorox Co.	2,055	333,753
Colgate-Palmolive Co.	13,624	1,238,558
Kimberly-Clark Corp.	8,086	1,059,589
Procter & Gamble Co.	45,759	7,671,496
Total Household Products		10,578,888
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	2,183	300,970
Industrial Conglomerates — 0.5%
3M Co.	15,886	2,050,724
Honeywell International, Inc.	13,428	3,033,251
Total Industrial Conglomerates		5,083,975
Industrial REITs — 0.1%
Prologis, Inc.	12,777	1,350,529
Insurance — 3.3%
Aflac, Inc.	17,932	1,854,886
Allstate Corp.	9,757	1,881,052
American International Group, Inc.	25,178	1,832,958
Aon PLC, Class A	3,891	1,397,492
Arch Capital Group Ltd.	17,206	1,588,974
Arthur J Gallagher & Co.	3,069	871,136
Brown & Brown, Inc.	3,720	379,514
Chubb Ltd.	17,201	4,752,636
Cincinnati Financial Corp.	2,550	366,435
CNA Financial Corp.	11,121	537,923
Erie Indemnity Co., Class A	454	187,152
Everest Group Ltd.	2,831	1,026,124
Fidelity National Financial, Inc.	7,407	415,829
Hartford Financial Services Group, Inc.	11,744	1,284,794
Loews Corp.	8,014	678,706
Markel Group, Inc.*	280	483,344
Marsh & McLennan Cos., Inc.	8,886	1,887,475
MetLife, Inc.	32,316	2,646,034
Principal Financial Group, Inc.	7,714	597,141
Progressive Corp.	14,686	3,518,912
Prudential Financial, Inc.	16,705	1,980,044
Reinsurance Group of America, Inc.	2,300	491,349
Travelers Cos., Inc.	7,941	1,912,908
Unum Group	7,854	573,578
Willis Towers Watson PLC	2,120	664,069
WR Berkley Corp.	10,083	590,057
Total Insurance		34,400,522
Interactive Media & Services — 9.9%
Alphabet, Inc., Class A	344,845	65,279,158
Meta Platforms, Inc., Class A	65,633	38,428,778
Pinterest, Inc., Class A*	3,041	88,189
Reddit, Inc., Class A*	725	118,494
Total Interactive Media & Services		103,914,619
IT Services — 0.9%
Cloudflare, Inc., Class A*	2,940	316,579
Cognizant Technology Solutions Corp., Class A	15,560	1,196,564
EPAM Systems, Inc.*	1,730	404,509
Gartner, Inc.*	1,232	596,867
GoDaddy, Inc., Class A*	5,035	993,758
International Business Machines Corp.	21,163	4,652,262
MongoDB, Inc.*	804	187,179
Twilio, Inc., Class A*	4,535	490,143
VeriSign, Inc.*	3,560	736,778
Total IT Services		9,574,639
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	4,624	621,188
Danaher Corp.	9,944	2,282,645
Illumina, Inc.*	1,182	157,951
IQVIA Holdings, Inc.*	4,332	851,281
Mettler-Toledo International, Inc.*	166	203,131
Revvity, Inc.	1,461	163,062
Thermo Fisher Scientific, Inc.	7,605	3,956,349
Waters Corp.*	619	229,637
West Pharmaceutical Services, Inc.	632	207,018
Total Life Sciences Tools & Services		8,672,262
Machinery — 1.7%
Caterpillar, Inc.	13,383	4,854,817
Cummins, Inc.	3,745	1,305,507
Deere & Co.	7,515	3,184,105
Dover Corp.	2,839	532,596
Fortive Corp.	6,545	490,875
Graco, Inc.	2,280	192,181
IDEX Corp.	741	155,084
Illinois Tool Works, Inc.	5,791	1,468,366
Ingersoll Rand, Inc.	5,637	509,923
Nordson Corp.	619	129,520
Otis Worldwide Corp.	6,259	579,646
PACCAR, Inc.	18,536	1,928,115
Parker-Hannifin Corp.	2,401	1,527,108
Pentair PLC	934	93,998
Snap-on, Inc.	1,167	396,173
Stanley Black & Decker, Inc.	2,117	169,974
Westinghouse Air Brake Technologies Corp.	3,045	577,301
Xylem, Inc.(a)	2,739	317,779
Total Machinery		18,413,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

Investments	Shares	Value
Media — 0.7%
Comcast Corp., Class A	172,291	$6,466,081
Omnicom Group, Inc.	2,044	175,866
Trade Desk, Inc., Class A*	3,135	368,457
Total Media		7,010,404
Metals & Mining — 0.1%
Reliance, Inc.	1,253	337,383
Steel Dynamics, Inc.	6,054	690,580
Total Metals & Mining		1,027,963
Multi-Utilities — 0.6%
Ameren Corp.	4,952	441,421
CenterPoint Energy, Inc.	11,947	379,078
CMS Energy Corp.	5,649	376,506
Consolidated Edison, Inc.	9,046	807,175
Dominion Energy, Inc.	7,988	430,234
DTE Energy Co.	5,135	620,051
NiSource, Inc.	7,611	279,781
Public Service Enterprise Group, Inc.	9,070	766,324
Sempra	14,524	1,274,045
WEC Energy Group, Inc.	6,151	578,440
Total Multi-Utilities		5,953,055
Oil, Gas & Consumable Fuels — 4.7%
Cheniere Energy, Inc.	7,811	1,678,350
Chevron Corp.	62,902	9,110,726
ConocoPhillips	42,228	4,187,751
Coterra Energy, Inc.	22,139	565,430
Devon Energy Corp.	42,274	1,383,628
EOG Resources, Inc.	25,704	3,150,796
Expand Energy Corp.	1,325	131,904
Exxon Mobil Corp.	154,669	16,637,744
Hess Corp.	9,640	1,282,216
Kinder Morgan, Inc.	45,685	1,251,769
Marathon Petroleum Corp.	14,458	2,016,891
Occidental Petroleum Corp.(a)	31,205	1,541,839
ONEOK, Inc.	12,112	1,216,045
Phillips 66	14,971	1,705,646
Targa Resources Corp.	2,179	388,951
Texas Pacific Land Corp.(a)	183	202,391
Valero Energy Corp.	12,995	1,593,057
Williams Cos., Inc.	21,170	1,145,720
Total Oil, Gas & Consumable Fuels		49,190,854
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	26,748	1,618,254
United Airlines Holdings, Inc.*	14,648	1,422,321
Total Passenger Airlines		3,040,575
Personal Care Products — 0.1%
Kenvue, Inc.	43,613	931,138
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	19,519	1,103,994
Eli Lilly & Co.	15,818	12,211,496
Johnson & Johnson	81,377	11,768,742
Merck & Co., Inc.	107,541	10,698,179
Pfizer, Inc.	285,507	7,574,501
Viatris, Inc.	75,478	939,701
Zoetis, Inc.	6,792	1,106,620
Total Pharmaceuticals		45,403,233
Professional Services — 0.5%
Automatic Data Processing, Inc.	5,794	1,696,078
Booz Allen Hamilton Holding Corp.	1,764	227,027
Broadridge Financial Solutions, Inc.	1,640	370,787
Equifax, Inc.	1,173	298,939
Jacobs Solutions, Inc.	2,079	277,796
Leidos Holdings, Inc.	3,303	475,830
Paychex, Inc.	5,304	743,727
SS&C Technologies Holdings, Inc.	6,637	502,952
TransUnion	2,953	273,773
Verisk Analytics, Inc.	1,398	385,051
Total Professional Services		5,251,960
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	4,305	565,203
Zillow Group, Inc., Class C*	1,477	109,372
Total Real Estate Management & Development		674,575
Residential REITs — 0.2%
American Homes 4 Rent, Class A	3,545	132,654
AvalonBay Communities, Inc.	1,746	384,068
Camden Property Trust	883	102,463
Equity LifeStyle Properties, Inc.	2,071	137,929
Equity Residential	4,639	332,895
Essex Property Trust, Inc.	560	159,846
Invitation Homes, Inc.	5,845	186,865
Mid-America Apartment Communities, Inc.	646	99,852
Sun Communities, Inc.	1,086	133,545
UDR, Inc.	2,162	93,852
Total Residential REITs		1,763,969
Retail REITs — 0.2%
Kimco Realty Corp.	4,795	112,347
Realty Income Corp.	8,189	437,374
Regency Centers Corp.(a)	2,149	158,875
Simon Property Group, Inc.	5,998	1,032,916
Total Retail REITs		1,741,512
Semiconductors & Semiconductor Equipment — 6.6%
Applied Materials, Inc.	19,801	3,220,237
Astera Labs, Inc.*	1,641	217,350
First Solar, Inc.*	3,915	689,980
KLA Corp.	2,817	1,775,048
Lam Research Corp.	26,888	1,942,120
Monolithic Power Systems, Inc.	814	481,644
NVIDIA Corp.	388,979	52,235,990
Qualcomm, Inc.	36,262	5,570,568
Skyworks Solutions, Inc.(a)	5,431	481,621
Teradyne, Inc.	3,826	481,770
Texas Instruments, Inc.	13,605	2,551,074
Total Semiconductors & Semiconductor Equipment		69,647,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

Investments	Shares	Value
Software — 8.5%
Adobe, Inc.*	7,873	$3,500,966
ANSYS, Inc.*	1,782	601,122
AppLovin Corp., Class A*	2,010	650,898
Atlassian Corp., Class A*	2,018	491,141
Autodesk, Inc.*	3,514	1,038,633
Bentley Systems, Inc., Class B	5,819	271,747
Cadence Design Systems, Inc.*	2,811	844,593
Crowdstrike Holdings, Inc., Class A*	1,881	643,603
Datadog, Inc., Class A*	3,060	437,243
DocuSign, Inc.*	11,441	1,029,004
Dynatrace, Inc.*	6,237	338,981
Fair Isaac Corp.*	246	489,769
Fortinet, Inc.*	10,331	976,073
Gen Digital, Inc.	26,986	738,877
Guidewire Software, Inc.*	895	150,879
HubSpot, Inc.*	524	365,107
Intuit, Inc.	3,883	2,440,466
Manhattan Associates, Inc.*	1,167	315,370
Microsoft Corp.	120,574	50,821,941
MicroStrategy, Inc., Class A*(a)	1,354	392,145
Nutanix, Inc., Class A*	5,583	341,568
Oracle Corp.	43,870	7,310,497
Palantir Technologies, Inc., Class A*	15,023	1,136,190
Palo Alto Networks, Inc.*	11,762	2,140,214
PTC, Inc.*	2,482	456,365
Roper Technologies, Inc.	1,865	969,520
Salesforce, Inc.	12,912	4,316,869
ServiceNow, Inc.*	1,462	1,549,895
Synopsys, Inc.*	1,990	965,866
Tyler Technologies, Inc.*	642	370,203
Workday, Inc., Class A*	7,140	1,842,334
Zoom Communications, Inc.*	12,101	987,563
Zscaler, Inc.*	1,856	334,841
Total Software		89,260,483
Specialized REITs — 0.5%
American Tower Corp.	3,446	632,031
Crown Castle, Inc.	4,738	430,021
Digital Realty Trust, Inc.	2,616	463,895
Equinix, Inc.	675	636,451
Extra Space Storage, Inc.	1,949	291,570
Gaming & Leisure Properties, Inc.	5,142	247,639
Iron Mountain, Inc.	2,854	299,984
Public Storage	2,301	689,011
SBA Communications Corp.	1,464	298,363
VICI Properties, Inc.	41,657	1,216,801
Weyerhaeuser Co.	2,987	84,084
Total Specialized REITs		5,289,850
Specialty Retail — 1.6%
AutoZone, Inc.*	359	1,149,518
Best Buy Co., Inc.	6,556	562,505
Burlington Stores, Inc.*	550	156,783
Carvana Co.*	874	177,737
Home Depot, Inc.	16,923	6,582,878
Lowe's Cos., Inc.	11,918	2,941,362
O'Reilly Automotive, Inc.*	871	1,032,832
Ross Stores, Inc.	6,065	917,452
TJX Cos., Inc.	17,647	2,131,934
Tractor Supply Co.	7,668	406,864
Ulta Beauty, Inc.*	1,212	527,135
Williams-Sonoma, Inc.(a)	2,279	422,025
Total Specialty Retail		17,009,025
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	249,592	62,502,829
HP, Inc.	50,526	1,648,664
NetApp, Inc.	7,477	867,930
Pure Storage, Inc., Class A*	7,482	459,619
Seagate Technology Holdings PLC	5,510	475,568
Western Digital Corp.*	10,572	630,408
Total Technology Hardware, Storage & Peripherals		66,585,018
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	1,678	340,785
Lululemon Athletica, Inc.*	2,135	816,445
NIKE, Inc., Class B	34,280	2,593,968
Tapestry, Inc.	5,692	371,858
Total Textiles, Apparel & Luxury Goods		4,123,056
Tobacco — 0.8%
Altria Group, Inc.	74,562	3,898,847
Philip Morris International, Inc.	37,026	4,456,079
Total Tobacco		8,354,926
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,176	444,116
Ferguson Enterprises, Inc.	3,931	682,304
United Rentals, Inc.	1,631	1,148,942
Watsco, Inc.(a)	450	213,250
WW Grainger, Inc.	722	761,024
Total Trading Companies & Distributors		3,249,636
Water Utilities — 0.0%
American Water Works Co., Inc.	3,071	382,309
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	18,047	3,983,514
Total United States		1,041,295,379
Bermuda — 0.1%
Insurance — 0.1%
RenaissanceRe Holdings Ltd.	3,176	790,221
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	371	630,863
China — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
NXP Semiconductors NV	9,231	1,918,663
Ireland — 0.4%
IT Services — 0.4%
Accenture PLC, Class A	10,990	3,866,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

Investments	Shares	Value
South Korea — 0.0%
Broadline Retail — 0.0%
Coupang, Inc.*	16,446	$361,483
		-
Switzerland — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity PLC	8,905	1,273,148
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	1,439	371,910
TOTAL COMMON STOCKS (COST: $789,216,825)		1,050,507,839
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree U.S. High Dividend Fund(b)
(Cost: $252,898)	3,478	324,706
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $100,288)	100,288	100,288
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $121,219)	121,219	121,219
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $789,691,230)		1,051,054,052
Other Assets less Liabilities — 0.1%		526,551
NET ASSETS — 100.0%		$1,051,580,603

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,226,641 and the total market value of the collateral held by the Fund was $7,449,597. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,328,378.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree U.S. High Dividend Fund	$691,373	$5,727,983	$(6,108,868)	$29,948	$(15,730)	$324,706	$97,573

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,050,507,839	$-	$-	$1,050,507,839
Exchange-Traded Fund	324,706	-	-	324,706
Mutual Fund	-	100,288	-	100,288
Investment of Cash Collateral for Securities Loaned	-	121,219	-	121,219
Total Investments in Securities	$1,050,832,545	$221,507	$-	$1,051,054,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.5%
Aerospace & Defense — 1.0%
BWX Technologies, Inc.	75,649	$8,426,542
Curtiss-Wright Corp.	19,003	6,743,594
Hexcel Corp.	77,535	4,861,444
Moog, Inc., Class A	22,157	4,361,384
Textron, Inc.	99,332	7,597,905
Woodward, Inc.	39,604	6,590,898
Total Aerospace & Defense		38,581,767
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	176,755	18,262,326
Expeditors International of Washington, Inc.	115,501	12,794,046
Total Air Freight & Logistics		31,056,372
Automobile Components — 0.8%
BorgWarner, Inc.	228,109	7,251,585
Gentex Corp.	389,444	11,188,726
Lear Corp.	120,926	11,451,692
Total Automobile Components		29,892,003
Automobiles — 0.2%
Thor Industries, Inc.	78,755	7,537,641
Banks — 8.4%
Ameris Bancorp	35,960	2,250,017
Bank OZK	238,192	10,606,690
BOK Financial Corp.	79,100	8,420,195
Cadence Bank	421,309	14,514,095
Columbia Banking System, Inc.	595,726	16,090,559
Comerica, Inc.	311,085	19,240,607
Commerce Bancshares, Inc.	174,321	10,861,942
Cullen/Frost Bankers, Inc.(a)	151,556	20,346,393
East West Bancorp, Inc.	254,686	24,388,731
First Financial Bankshares, Inc.	159,647	5,755,274
First Horizon Corp.	903,290	18,192,261
FNB Corp.	658,367	9,730,664
Glacier Bancorp, Inc.	163,200	8,195,904
Hancock Whitney Corp.	132,730	7,262,986
Home BancShares, Inc.	469,797	13,295,255
Old National Bancorp	478,125	10,377,703
Pinnacle Financial Partners, Inc.	44,255	5,062,330
Prosperity Bancshares, Inc.	161,218	12,147,776
ServisFirst Bancshares, Inc.	42,765	3,623,906
SouthState Corp.	93,688	9,320,082
Synovus Financial Corp.	242,299	12,412,978
UMB Financial Corp.	34,151	3,854,282
United Bankshares, Inc.	289,422	10,867,796
Valley National Bancorp	1,380,220	12,504,793
Webster Financial Corp.	272,472	15,045,904
Western Alliance Bancorp	111,117	9,282,714
Wintrust Financial Corp.	59,530	7,423,986
Zions Bancorp NA	254,706	13,817,801
Total Banks		314,893,624
Beverages — 1.1%
Coca-Cola Consolidated, Inc.	6,816	8,588,092
Molson Coors Beverage Co., Class B	369,448	21,176,759
Primo Brands Corp.	393,190	12,098,456
Total Beverages		41,863,307
Broadline Retail — 0.5%
Dillard's, Inc., Class A	39,940	17,243,696
Building Products — 2.3%
AAON, Inc.	43,392	5,106,371
Advanced Drainage Systems, Inc.	41,701	4,820,636
AO Smith Corp.	156,325	10,662,928
Armstrong World Industries, Inc.	45,130	6,378,223
CSW Industrials, Inc.	8,073	2,848,154
Fortune Brands Innovations, Inc.	113,249	7,738,304
Masco Corp.	299,755	21,753,220
Owens Corning	70,239	11,963,106
Simpson Manufacturing Co., Inc.	26,050	4,319,872
UFP Industries, Inc.	54,492	6,138,524
Zurn Elkay Water Solutions Corp.(a)	136,145	5,078,209
Total Building Products		86,807,547
Capital Markets — 5.4%
Affiliated Managers Group, Inc.	16,631	3,075,404
BGC Group, Inc., Class A	236,829	2,145,671
Blue Owl Capital, Inc.(a)	1,014,639	23,600,503
Carlyle Group, Inc.	561,381	28,344,127
Cohen & Steers, Inc.	104,033	9,606,407
Evercore, Inc., Class A	38,386	10,640,215
FactSet Research Systems, Inc.	19,982	9,596,955
Hamilton Lane, Inc., Class A	39,749	5,884,839
Houlihan Lokey, Inc.	57,027	9,903,309
Jefferies Financial Group, Inc.	227,252	17,816,557
Lazard, Inc.	280,063	14,417,643
MarketAxess Holdings, Inc.	28,152	6,363,478
Moelis & Co., Class A	133,551	9,866,748
Morningstar, Inc.	22,472	7,567,671
Piper Sandler Cos.	17,208	5,161,540
SEI Investments Co.	137,286	11,323,349
StepStone Group, Inc., Class A	101,253	5,860,524
Stifel Financial Corp.	97,453	10,337,814
TPG, Inc.	136,670	8,588,343
Total Capital Markets		200,101,097
Chemicals — 3.2%
Avient Corp.	151,721	6,199,320
Balchem Corp.	24,030	3,916,770
Cabot Corp.	71,309	6,511,225
CF Industries Holdings, Inc.	250,666	21,386,823
Eastman Chemical Co.	231,758	21,164,140
Element Solutions, Inc.	317,563	8,075,627
FMC Corp.	319,124	15,512,618
NewMarket Corp.	19,025	10,051,859
Olin Corp.	182,262	6,160,456
RPM International, Inc.	178,638	21,983,192
Total Chemicals		120,962,030
Commercial Services & Supplies — 0.4%
MSA Safety, Inc.	50,812	8,423,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2024

Investments	Shares	Value
Tetra Tech, Inc.	136,175	$5,425,212
Total Commercial Services & Supplies		13,848,317
Communications Equipment — 0.5%
Juniper Networks, Inc.	521,141	19,516,730
Construction & Engineering — 0.7%
AECOM	87,348	9,330,514
Arcosa, Inc.	23,566	2,279,775
Comfort Systems USA, Inc.	18,601	7,887,940
Valmont Industries, Inc.	17,881	5,483,566
Total Construction & Engineering		24,981,795
Construction Materials — 0.1%
Eagle Materials, Inc.	19,018	4,692,882
Consumer Finance — 0.9%
FirstCash Holdings, Inc.	42,294	4,381,659
OneMain Holdings, Inc.	394,718	20,576,649
SLM Corp.	256,235	7,066,961
Total Consumer Finance		32,025,269
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	933,976	18,343,288
Casey's General Stores, Inc.	20,508	8,125,885
Total Consumer Staples Distribution & Retail		26,469,173
Containers & Packaging — 2.7%
AptarGroup, Inc.	71,089	11,168,082
Avery Dennison Corp.	90,019	16,845,255
Ball Corp.	263,419	14,522,289
Berry Global Group, Inc.	144,774	9,362,535
Crown Holdings, Inc.	97,799	8,086,999
Graphic Packaging Holding Co.	423,383	11,499,082
Sealed Air Corp.	234,126	7,920,483
Silgan Holdings, Inc.	159,976	8,326,751
Sonoco Products Co.	271,142	13,245,287
Total Containers & Packaging		100,976,763
Distributors — 0.3%
Pool Corp.	34,075	11,617,530
Diversified Consumer Services — 1.1%
ADT, Inc.	1,667,334	11,521,278
H&R Block, Inc.(a)	344,628	18,210,143
Service Corp. International	140,139	11,185,895
Total Diversified Consumer Services		40,917,316
Diversified REITs — 0.8%
Essential Properties Realty Trust, Inc.	88,429	2,766,059
WP Carey, Inc.	495,035	26,969,507
Total Diversified REITs		29,735,566
Electric Utilities — 4.4%
Alliant Energy Corp.	494,141	29,223,499
Evergy, Inc.(a)	772,584	47,552,545
IDACORP, Inc.	109,725	11,990,748
OGE Energy Corp.	676,715	27,914,494
Pinnacle West Capital Corp.	380,829	32,282,874
Portland General Electric Co.	351,680	15,340,282
Total Electric Utilities		164,304,442
Electrical Equipment — 0.3%
Acuity Brands, Inc.	15,699	4,586,149
Regal Rexnord Corp.	43,094	6,685,172
Total Electrical Equipment		11,271,321
Electronic Equipment, Instruments & Components — 1.3%
Avnet, Inc.	159,456	8,342,738
Badger Meter, Inc.	25,152	5,335,242
Belden, Inc.	20,528	2,311,658
Cognex Corp.	136,777	4,904,823
Jabil, Inc.	61,384	8,833,158
Littelfuse, Inc.	24,950	5,879,468
TD SYNNEX Corp.	80,933	9,491,822
Vontier Corp.	81,025	2,954,982
Total Electronic Equipment, Instruments & Components		48,053,891
Energy Equipment & Services — 0.4%
ChampionX Corp.	213,107	5,794,380
NOV, Inc.	570,742	8,332,833
Total Energy Equipment & Services		14,127,213
Entertainment — 0.2%
Warner Music Group Corp., Class A(a)	249,921	7,747,551
Financial Services — 2.2%
Enact Holdings, Inc.	296,401	9,597,464
Equitable Holdings, Inc.	393,212	18,547,810
Jack Henry & Associates, Inc.	56,794	9,955,988
Jackson Financial, Inc., Class A	128,906	11,225,135
MGIC Investment Corp.	485,344	11,507,506
PennyMac Financial Services, Inc.	37,976	3,878,869
Radian Group, Inc.(a)	265,521	8,422,326
Voya Financial, Inc.	130,418	8,976,671
Total Financial Services		82,111,769
Food Products — 5.2%
Cal-Maine Foods, Inc.	144,815	14,904,360
Campbell Soup Co.	647,221	27,105,616
Conagra Brands, Inc.	1,497,119	41,545,052
Flowers Foods, Inc.	697,911	14,418,841
Hormel Foods Corp.	1,212,184	38,026,212
Ingredion, Inc.	136,881	18,829,350
J M Smucker Co.	248,444	27,358,653
Lancaster Colony Corp.	60,561	10,485,532
Total Food Products		192,673,616
Gas Utilities — 1.9%
National Fuel Gas Co.	298,005	18,082,943
New Jersey Resources Corp.	333,621	15,563,420
Southwest Gas Holdings, Inc.	226,454	16,012,562
UGI Corp.	713,825	20,151,280
Total Gas Utilities		69,810,205
Ground Transportation — 0.7%
Landstar System, Inc.	50,603	8,696,632
Ryder System, Inc.	84,476	13,250,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2024

Investments	Shares	Value
Schneider National, Inc., Class B	129,827	$3,801,334
Total Ground Transportation		25,748,871
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.	671,485	19,580,503
Health Care Providers & Services — 1.1%
Chemed Corp.	8,415	4,458,267
Encompass Health Corp.	78,811	7,278,196
Ensign Group, Inc.	29,743	3,951,655
Quest Diagnostics, Inc.	133,369	20,120,047
Universal Health Services, Inc., Class B	31,733	5,693,535
Total Health Care Providers & Services		41,501,700
Health Care REITs — 0.3%
CareTrust REIT, Inc.	87,367	2,363,278
Healthcare Realty Trust, Inc.	537,154	9,104,760
Total Health Care REITs		11,468,038
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	881,477	15,443,477
Ryman Hospitality Properties, Inc.	65,127	6,795,351
Total Hotel & Resort REITs		22,238,828
Hotels, Restaurants & Leisure — 2.7%
Aramark	206,828	7,716,753
Boyd Gaming Corp.	78,795	5,715,789
Choice Hotels International, Inc.	34,894	4,954,250
Churchill Downs, Inc.	38,170	5,097,222
Domino's Pizza, Inc.	30,908	12,973,942
Hyatt Hotels Corp., Class A	23,157	3,635,186
Texas Roadhouse, Inc.	82,209	14,832,970
Vail Resorts, Inc.	111,543	20,908,735
Wingstop, Inc.	14,698	4,177,172
Wyndham Hotels & Resorts, Inc.	122,942	12,391,324
Wynn Resorts Ltd.	89,161	7,682,112
Total Hotels, Restaurants & Leisure		100,085,455
Household Durables — 1.4%
Installed Building Products, Inc.(a)	20,021	3,508,680
KB Home(a)	80,184	5,269,693
Meritage Homes Corp.	42,099	6,475,668
Tempur Sealy International, Inc.	130,170	7,379,337
Toll Brothers, Inc.	72,790	9,167,901
Whirlpool Corp.	183,875	21,050,010
Total Household Durables		52,851,289
Household Products — 0.5%
Reynolds Consumer Products, Inc.	678,696	18,318,005
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class C	284,309	7,392,034
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A	119,552	2,923,047
Ormat Technologies, Inc.	49,646	3,362,027
Total Independent Power and Renewable Electricity Producers		6,285,074
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	145,851	3,121,211
EastGroup Properties, Inc.	44,532	7,146,941
First Industrial Realty Trust, Inc.	71,966	3,607,656
Lineage, Inc.	120,784	7,074,319
Rexford Industrial Realty, Inc.	125,669	4,858,363
STAG Industrial, Inc.	105,493	3,567,773
Terreno Realty Corp.(a)	53,194	3,145,893
Total Industrial REITs		32,522,156
Insurance — 7.7%
American Financial Group, Inc.	281,499	38,545,658
Assurant, Inc.	66,607	14,201,944
CNA Financial Corp.	892,780	43,183,769
F&G Annuities & Life, Inc.	147,513	6,112,939
Fidelity National Financial, Inc.	514,617	28,890,598
First American Financial Corp.	193,788	12,100,123
Globe Life, Inc.	51,965	5,795,137
Hanover Insurance Group, Inc.	66,910	10,348,301
Kemper Corp.	104,351	6,933,080
Kinsale Capital Group, Inc.	12,446	5,789,008
Lincoln National Corp.	524,362	16,627,519
Loews Corp.	109,248	9,252,213
Old Republic International Corp.	663,116	23,998,168
Primerica, Inc.	36,527	9,914,158
Reinsurance Group of America, Inc.	64,715	13,825,065
RLI Corp.	32,984	5,436,753
Ryan Specialty Holdings, Inc.	67,075	4,303,532
Selective Insurance Group, Inc.	60,596	5,666,938
Unum Group	360,996	26,363,538
Total Insurance		287,288,441
Leisure Products — 0.7%
Brunswick Corp.	108,520	7,019,073
Hasbro, Inc.	366,146	20,471,223
Total Leisure Products		27,490,296
Life Sciences Tools & Services — 0.5%
Bio-Techne Corp.	82,915	5,972,367
Bruker Corp.	77,925	4,567,964
Revvity, Inc.	65,039	7,259,003
Total Life Sciences Tools & Services		17,799,334
Machinery — 5.1%
AGCO Corp.(a)	179,438	16,773,864
Allison Transmission Holdings, Inc.	84,092	9,086,982
Crane Co.	33,680	5,110,940
Donaldson Co., Inc.	179,824	12,111,146
Esab Corp.	30,451	3,652,293
Federal Signal Corp.	45,834	4,234,603
Flowserve Corp.	198,312	11,406,906
Franklin Electric Co., Inc.	54,494	5,310,440
Graco, Inc.	131,851	11,113,721
IDEX Corp.	61,860	12,946,679
ITT, Inc.	71,129	10,162,912
Kadant, Inc.	7,060	2,435,629
Lincoln Electric Holdings, Inc.	55,801	10,461,014
Mueller Industries, Inc.	95,880	7,609,037
Nordson Corp.	48,029	10,049,588
Oshkosh Corp.	78,671	7,479,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2024

Investments	Shares	Value
Stanley Black & Decker, Inc.	363,651	$29,197,539
Timken Co.	100,484	7,171,543
Toro Co.	124,170	9,946,017
Watts Water Technologies, Inc., Class A	28,163	5,725,538
Total Machinery		191,985,643
Marine Transportation — 0.1%
Matson, Inc.	30,768	4,148,757
Media — 2.0%
Interpublic Group of Cos., Inc.(a)	1,053,155	29,509,403
New York Times Co., Class A	173,474	9,029,322
News Corp., Class B	119,652	3,641,010
News Corp., Class A	233,071	6,418,775
Nexstar Media Group, Inc.(a)	85,120	13,446,407
Paramount Global, Class B	873,307	9,134,791
Paramount Global, Class A	102,423	2,284,033
Total Media		73,463,741
Metals & Mining — 1.1%
Alcoa Corp.	176,175	6,655,891
Carpenter Technology Corp.	28,460	4,829,947
Commercial Metals Co.	111,349	5,522,910
Reliance, Inc.	51,720	13,926,127
Royal Gold, Inc.	83,815	11,051,008
Total Metals & Mining		41,985,883
Multi-Utilities — 0.8%
NiSource, Inc.	788,856	28,998,347
Office REITs — 0.7%
BXP, Inc.	244,757	18,200,131
Cousins Properties, Inc.	79,918	2,448,687
Kilroy Realty Corp.	54,187	2,191,864
SL Green Realty Corp.	37,867	2,571,927
Total Office REITs		25,412,609
Oil, Gas & Consumable Fuels — 5.4%
Antero Midstream Corp.	1,646,220	24,841,460
APA Corp.	1,060,940	24,497,105
California Resources Corp.	183,068	9,499,399
Chord Energy Corp.	164,632	19,248,773
Civitas Resources, Inc.	269,914	12,380,955
DT Midstream, Inc.	261,450	25,995,973
Magnolia Oil & Gas Corp., Class A(a)	294,245	6,879,448
Matador Resources Co.	161,928	9,110,069
Murphy Oil Corp.	407,924	12,343,780
Ovintiv, Inc.	479,831	19,433,156
Permian Resources Corp.	1,723,998	24,791,091
Range Resources Corp.	189,713	6,825,874
SM Energy Co.	176,686	6,848,349
Total Oil, Gas & Consumable Fuels		202,695,432
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	71,408	7,394,298
Pharmaceuticals — 0.9%
Viatris, Inc.	2,710,929	33,751,066
Professional Services — 2.2%
Dun & Bradstreet Holdings, Inc.	570,260	7,105,440
Exponent, Inc.	55,193	4,917,696
Jacobs Solutions, Inc.	105,591	14,109,070
KBR, Inc.	109,914	6,367,318
Paycom Software, Inc.	30,223	6,194,808
Robert Half, Inc.(a)	197,031	13,882,804
Science Applications International Corp.	50,159	5,606,773
SS&C Technologies Holdings, Inc.	214,583	16,261,100
TriNet Group, Inc.	53,210	4,829,872
UL Solutions, Inc., Class A	69,664	3,474,840
Total Professional Services		82,749,721
Residential REITs — 1.8%
American Homes 4 Rent, Class A	447,350	16,739,837
Camden Property Trust	76,708	8,901,196
Equity LifeStyle Properties, Inc.	210,351	14,009,377
Independence Realty Trust, Inc.	118,173	2,344,552
Sun Communities, Inc.	86,335	10,616,615
UDR, Inc.	368,482	15,995,804
Total Residential REITs		68,607,381
Retail REITs — 2.5%
Agree Realty Corp.	134,241	9,457,279
Brixmor Property Group, Inc.	479,992	13,362,977
Federal Realty Investment Trust	136,492	15,280,279
Kimco Realty Corp.	896,554	21,006,260
NNN REIT, Inc.	482,623	19,715,150
Phillips Edison & Co., Inc.	67,659	2,534,506
Regency Centers Corp.	183,070	13,534,365
Total Retail REITs		94,890,816
Semiconductors & Semiconductor Equipment — 1.5%
Amkor Technology, Inc.	257,057	6,603,794
MKS Instruments, Inc.	47,477	4,956,124
Skyworks Solutions, Inc.	318,458	28,240,856
Teradyne, Inc.	79,935	10,065,415
Universal Display Corp.	40,760	5,959,112
Total Semiconductors & Semiconductor Equipment		55,825,301
Software — 1.1%
Bentley Systems, Inc., Class B	148,980	6,957,366
Dolby Laboratories, Inc., Class A	82,719	6,460,354
Gen Digital, Inc.	631,703	17,296,028
InterDigital, Inc.	29,945	5,800,945
Pegasystems, Inc.	42,924	4,000,517
Total Software		40,515,210
Specialized REITs — 2.4%
CubeSmart	493,502	21,146,561
Gaming & Leisure Properties, Inc.	913,781	44,007,693
Lamar Advertising Co., Class A	199,295	24,262,173
Rayonier, Inc.	78,039	2,036,818
Total Specialized REITs		91,453,245
Specialty Retail — 2.0%
Bath & Body Works, Inc.	326,606	12,662,515
Dick's Sporting Goods, Inc.	80,168	18,345,645
Gap, Inc.	581,834	13,748,737
Group 1 Automotive, Inc.	8,055	3,395,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2024

Investments	Shares	Value
Lithia Motors, Inc.	14,355	$5,130,908
Murphy USA, Inc.(a)	10,813	5,425,423
Penske Automotive Group, Inc.	107,436	16,377,544
Total Specialty Retail		75,085,793
Textiles, Apparel & Luxury Goods — 1.9%
Columbia Sportswear Co.(a)	71,206	5,976,320
Kontoor Brands, Inc.	127,890	10,923,085
Levi Strauss & Co., Class A	285,609	4,941,036
PVH Corp.	27,750	2,934,563
Ralph Lauren Corp.	59,633	13,774,030
Tapestry, Inc.	328,737	21,476,388
VF Corp.(a)	491,468	10,546,903
Total Textiles, Apparel & Luxury Goods		70,572,325
Trading Companies & Distributors — 1.4%
Air Lease Corp.	150,123	7,237,430
Applied Industrial Technologies, Inc.	27,835	6,665,647
Boise Cascade Co.	27,935	3,320,354
GATX Corp.	42,106	6,524,746
Herc Holdings, Inc.	27,967	5,294,992
MSC Industrial Direct Co., Inc., Class A(a)	157,540	11,766,663
Rush Enterprises, Inc., Class B	34,975	1,904,039
Rush Enterprises, Inc., Class A	86,588	4,744,157
WESCO International, Inc.	31,844	5,762,490
Total Trading Companies & Distributors		53,220,518
Water Utilities — 0.6%
Essential Utilities, Inc.	581,258	21,111,291
Total United States		3,718,257,834
Puerto Rico — 0.4%
Banks — 0.4%
Popular, Inc.	124,142	11,676,797
TOTAL COMMON STOCKS (COST: $3,303,089,761)		3,729,934,631
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $1,712,373)	1,712,373	1,712,373
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $3,304,802,134)		3,731,647,004
Other Assets less Liabilities — 0.1%		5,004,669
NET ASSETS — 100.0%		$3,736,651,673

(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $143,542,404 and the total market value of the collateral held by the Fund was $148,309,176, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,729,934,631	$-	$-	$3,729,934,631
Mutual Fund	-	1,712,373	-	1,712,373
Total Investments in Securities	$3,729,934,631	$1,712,373	$-	$3,731,647,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 97.7%
Aerospace & Defense — 0.7%
AeroVironment, Inc.*	2,296	$353,331
BWX Technologies, Inc.	9,951	1,108,442
Hexcel Corp.	9,925	622,298
Kratos Defense & Security Solutions, Inc.*(a)	11,524	304,003
Leonardo DRS, Inc.*	26,369	851,982
Loar Holdings, Inc.*(a)	6,320	467,111
Moog, Inc., Class A	4,941	972,586
Woodward, Inc.	8,044	1,338,683
Total Aerospace & Defense		6,018,436
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	16,682	1,723,584
GXO Logistics, Inc.*	23,399	1,017,857
Total Air Freight & Logistics		2,741,441
Automobile Components — 1.1%
BorgWarner, Inc.	110,041	3,498,203
Dorman Products, Inc.*	5,625	728,719
Gentex Corp.	56,511	1,623,561
Lear Corp.	29,148	2,760,316
Modine Manufacturing Co.*	5,503	637,963
Total Automobile Components		9,248,762
Automobiles — 0.4%
Harley-Davidson, Inc.	71,669	2,159,387
Thor Industries, Inc.	10,354	990,981
Total Automobiles		3,150,368
Banks — 6.8%
Ameris Bancorp	19,249	1,204,410
Associated Banc-Corp.	50,550	1,208,145
Atlantic Union Bankshares Corp.(a)	22,432	849,724
Axos Financial, Inc.*	23,620	1,649,857
BancFirst Corp.	6,894	807,839
Bank OZK	57,806	2,574,101
BOK Financial Corp.	16,049	1,708,416
Cadence Bank	15,325	527,946
Cathay General Bancorp	23,672	1,127,024
Columbia Banking System, Inc.	66,614	1,799,244
Comerica, Inc.	30,440	1,882,714
Commerce Bancshares, Inc.	28,764	1,792,285
Cullen/Frost Bankers, Inc.(a)	14,958	2,008,112
Eastern Bankshares, Inc.	26,590	458,677
First Financial Bankshares, Inc.	20,510	739,385
First Horizon Corp.	146,930	2,959,170
First Interstate BancSystem, Inc., Class A	24,745	803,470
FNB Corp.	125,696	1,857,787
Fulton Financial Corp.	47,967	924,804
Glacier Bancorp, Inc.	12,828	644,222
Hancock Whitney Corp.	30,516	1,669,836
Home BancShares, Inc.	51,885	1,468,346
Old National Bancorp	97,528	2,116,845
Pinnacle Financial Partners, Inc.	16,734	1,914,202
Prosperity Bancshares, Inc.	21,448	1,616,107
ServisFirst Bancshares, Inc.	8,807	746,305
SouthState Corp.	18,119	1,802,478
Synovus Financial Corp.	42,272	2,165,595
Texas Capital Bancshares, Inc.*	4,101	320,698
UMB Financial Corp.	14,320	1,616,155
United Bankshares, Inc.	34,287	1,287,477
United Community Banks, Inc.	29,896	965,940
Valley National Bancorp	137,846	1,248,885
Webster Financial Corp.	60,823	3,358,646
Western Alliance Bancorp	30,707	2,565,263
Wintrust Financial Corp.	18,117	2,259,371
Zions Bancorp NA	41,995	2,278,229
Total Banks		56,927,710
Beverages — 1.6%
Brown-Forman Corp., Class B(a)	96,573	3,667,843
Celsius Holdings, Inc.*(a)	23,937	630,501
Coca-Cola Consolidated, Inc.	2,250	2,834,977
Molson Coors Beverage Co., Class B	80,166	4,595,115
National Beverage Corp.	14,576	621,958
Primo Brands Corp.	23,365	718,941
Total Beverages		13,069,335
Biotechnology — 2.1%
ADMA Biologics, Inc.*	20,124	345,127
Alkermes PLC*	44,875	1,290,605
Arcellx, Inc.*	4,517	346,409
BioMarin Pharmaceutical, Inc.*	20,138	1,323,671
Blueprint Medicines Corp.*	4,702	410,108
Exact Sciences Corp.*(a)	13,419	754,014
Exelixis, Inc.*	51,347	1,709,855
Halozyme Therapeutics, Inc.*	40,417	1,932,337
Ionis Pharmaceuticals, Inc.*	13,046	456,088
Krystal Biotech, Inc.*(a)	2,534	396,976
Neurocrine Biosciences, Inc.*	12,010	1,639,365
Roivant Sciences Ltd.*	515,027	6,092,769
Sarepta Therapeutics, Inc.*	7,813	949,983
Total Biotechnology		17,647,307
Broadline Retail — 1.0%
Dillard's, Inc., Class A	5,422	2,340,894
Etsy, Inc.*	18,012	952,655
Macy's, Inc.	175,997	2,979,629
Nordstrom, Inc.	55,960	1,351,434
Ollie's Bargain Outlet Holdings, Inc.*	8,076	886,180
Total Broadline Retail		8,510,792
Building Products — 2.0%
AAON, Inc.	6,362	748,680
Advanced Drainage Systems, Inc.	15,059	1,740,820
Allegion PLC	18,066	2,360,865
AO Smith Corp.	30,578	2,085,725
Armstrong World Industries, Inc.	6,915	977,297
AZEK Co., Inc.*	13,818	655,941
CSW Industrials, Inc.	1,434	505,915
Fortune Brands Innovations, Inc.	25,914	1,770,704
Griffon Corp.	12,032	857,521
Resideo Technologies, Inc.*	46,022	1,060,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

Investments	Shares	Value
Simpson Manufacturing Co., Inc.	7,033	$1,166,282
Trex Co., Inc.*(a)	12,440	858,733
UFP Industries, Inc.	13,883	1,563,920
Zurn Elkay Water Solutions Corp.(a)	21,074	786,060
Total Building Products		17,139,270
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	17,745	3,281,405
Cohen & Steers, Inc.	5,938	548,315
Evercore, Inc., Class A	4,661	1,291,983
Hamilton Lane, Inc., Class A	5,233	774,746
Houlihan Lokey, Inc.	8,100	1,406,646
Invesco Ltd.	167,110	2,921,083
Janus Henderson Group PLC	44,422	1,889,268
Lazard, Inc.	14,791	761,441
MarketAxess Holdings, Inc.	4,471	1,010,625
Moelis & Co., Class A	6,139	453,549
Piper Sandler Cos.	2,624	787,069
PJT Partners, Inc., Class A	3,640	574,428
SEI Investments Co.	25,957	2,140,933
StepStone Group, Inc., Class A	6,691	387,275
Stifel Financial Corp.	24,441	2,592,701
TPG, Inc.	39,366	2,473,759
Victory Capital Holdings, Inc., Class A	18,869	1,235,165
Total Capital Markets		24,530,391
Chemicals — 1.7%
Ashland, Inc.	11,850	846,801
Avient Corp.	20,612	842,206
Axalta Coating Systems Ltd.*	44,309	1,516,254
Balchem Corp.	3,282	534,950
Cabot Corp.	14,904	1,360,884
Eastman Chemical Co.	33,623	3,070,453
Element Solutions, Inc.	49,803	1,266,490
FMC Corp.	23,430	1,138,932
HB Fuller Co.	12,599	850,181
NewMarket Corp.	3,118	1,647,395
Olin Corp.	12,605	426,049
Scotts Miracle-Gro Co.	7,088	470,218
Total Chemicals		13,970,813
Commercial Services & Supplies — 0.6%
Brink's Co.	13,354	1,238,851
Casella Waste Systems, Inc., Class A*	4,950	523,759
GEO Group, Inc.*	16,300	456,074
MSA Safety, Inc.	6,497	1,077,008
Tetra Tech, Inc.	31,991	1,274,521
Total Commercial Services & Supplies		4,570,213
Communications Equipment — 0.5%
Ciena Corp.*	16,418	1,392,410
Juniper Networks, Inc.	61,597	2,306,808
Lumentum Holdings, Inc.*(a)	4,518	379,286
Total Communications Equipment		4,078,504
Construction & Engineering — 1.2%
API Group Corp.*	47,484	1,708,000
Arcosa, Inc.	6,110	591,081
Construction Partners, Inc., Class A*(a)	3,237	286,345
Dycom Industries, Inc.*	4,935	858,986
Fluor Corp.*	31,063	1,532,027
Granite Construction, Inc.	4,322	379,083
MasTec, Inc.*	6,814	927,658
Primoris Services Corp.	9,280	708,992
Sterling Infrastructure, Inc.*	3,590	604,736
Valmont Industries, Inc.	3,912	1,199,693
WillScot Holdings Corp.*	29,163	975,502
Total Construction & Engineering		9,772,103
Construction Materials — 0.4%
Eagle Materials, Inc.	6,760	1,668,098
Knife River Corp.*	7,856	798,484
Summit Materials, Inc., Class A*	20,607	1,042,714
Total Construction Materials		3,509,296
Consumer Finance — 0.8%
Credit Acceptance Corp.*(a)	1,626	763,342
FirstCash Holdings, Inc.	11,135	1,153,586
OneMain Holdings, Inc.(a)	43,515	2,268,437
SLM Corp.	94,621	2,609,647
Total Consumer Finance		6,795,012
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	300,300	5,897,892
BJ's Wholesale Club Holdings, Inc.*	23,426	2,093,113
Maplebear, Inc.*	17,953	743,613
Walgreens Boots Alliance, Inc.(a)	609,202	5,683,855
Total Consumer Staples Distribution & Retail		14,418,473
Containers & Packaging — 1.8%
AptarGroup, Inc.	8,856	1,391,278
Berry Global Group, Inc.	47,341	3,061,542
Crown Holdings, Inc.	31,633	2,615,733
Graphic Packaging Holding Co.	109,110	2,963,428
Sealed Air Corp.	48,756	1,649,415
Silgan Holdings, Inc.	26,237	1,365,636
Sonoco Products Co.	37,619	1,837,688
Total Containers & Packaging		14,884,720
Diversified Consumer Services — 1.3%
ADT, Inc.	391,255	2,703,572
Bright Horizons Family Solutions, Inc.*	6,772	750,676
Duolingo, Inc.*	2,715	880,284
Frontdoor, Inc.*	17,537	958,748
Grand Canyon Education, Inc.*	5,645	924,651
H&R Block, Inc.(a)	42,765	2,259,703
Service Corp. International	22,938	1,830,911
Stride, Inc.*(a)	8,744	908,764
Total Diversified Consumer Services		11,217,309
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	25,416	795,012
WP Carey, Inc.	45,589	2,483,689
Total Diversified REITs		3,278,701
Diversified Telecommunication Services — 0.0%
Cogent Communications Holdings, Inc.	4,129	318,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

Investments	Shares	Value
Electric Utilities — 0.9%
IDACORP, Inc.	10,380	$1,134,326
MGE Energy, Inc.	4,986	468,485
OGE Energy Corp.	37,684	1,554,465
Pinnacle West Capital Corp.	26,784	2,270,480
Portland General Electric Co.	29,513	1,287,357
TXNM Energy, Inc.	18,920	930,296
Total Electric Utilities		7,645,409
Electrical Equipment — 1.5%
Acuity Brands, Inc.	6,079	1,775,858
EnerSys	14,693	1,358,074
Generac Holdings, Inc.*	8,620	1,336,531
NEXTracker, Inc., Class A*	50,913	1,859,852
nVent Electric PLC	27,365	1,865,198
Regal Rexnord Corp.	13,987	2,169,803
Sensata Technologies Holding PLC	66,704	1,827,690
Total Electrical Equipment		12,193,006
Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc.	4,838	559,418
Arrow Electronics, Inc.*	20,827	2,355,950
Avnet, Inc.	31,655	1,656,190
Badger Meter, Inc.	2,672	566,785
Belden, Inc.	8,200	923,402
Cognex Corp.	13,553	486,010
Insight Enterprises, Inc.*(a)	9,465	1,439,626
Itron, Inc.*	8,427	915,004
Littelfuse, Inc.	3,521	829,724
Mirion Technologies, Inc.*	19,475	339,839
Novanta, Inc.*	2,658	406,063
Plexus Corp.*	3,725	582,888
Sanmina Corp.*	15,277	1,156,010
TD SYNNEX Corp.	33,295	3,904,838
Vontier Corp.	46,605	1,699,684
Total Electronic Equipment, Instruments & Components		17,821,431
Energy Equipment & Services — 1.2%
Archrock, Inc.	21,150	526,423
Cactus, Inc., Class A	15,184	886,138
ChampionX Corp.	45,804	1,245,411
Noble Corp. PLC	50,137	1,574,302
NOV, Inc.	251,197	3,667,476
Weatherford International PLC	25,098	1,797,770
Total Energy Equipment & Services		9,697,520
Entertainment — 0.5%
Cinemark Holdings, Inc.*	28,024	868,184
Madison Square Garden Sports Corp.*	1,759	396,971
Warner Music Group Corp., Class A(a)	90,414	2,802,834
Total Entertainment		4,067,989
Financial Services — 3.9%
Enact Holdings, Inc.	80,682	2,612,483
Essent Group Ltd.	51,871	2,823,857
Euronet Worldwide, Inc.*	15,611	1,605,435
HA Sustainable Infrastructure Capital, Inc.	37,865	1,015,918
Jack Henry & Associates, Inc.(a)	9,085	1,592,601
Jackson Financial, Inc., Class A	50,940	4,435,855
MGIC Investment Corp.	122,383	2,901,701
Mr. Cooper Group, Inc.*	25,001	2,400,346
Payoneer Global, Inc.*	47,999	481,910
PennyMac Financial Services, Inc.	6,881	702,825
Radian Group, Inc.	73,113	2,319,144
Remitly Global, Inc.*	18,850	425,445
Shift4 Payments, Inc., Class A*(a)	9,767	1,013,619
TFS Financial Corp.	19,797	248,650
Voya Financial, Inc.	37,635	2,590,417
Walker & Dunlop, Inc.	3,793	368,718
Western Union Co.	223,459	2,368,666
WEX, Inc.*	14,156	2,481,830
Total Financial Services		32,389,420
Food Products — 3.4%
Bunge Global SA	72,079	5,604,863
Cal-Maine Foods, Inc.	17,197	1,769,915
Conagra Brands, Inc.	178,790	4,961,423
Darling Ingredients, Inc.*	29,017	977,583
Flowers Foods, Inc.	49,000	1,012,340
Freshpet, Inc.*(a)	3,439	509,350
Ingredion, Inc.	17,933	2,466,863
J M Smucker Co.	37,972	4,181,477
Lancaster Colony Corp.	3,481	602,700
Pilgrim's Pride Corp.*(a)	85,472	3,879,574
Post Holdings, Inc.*	14,136	1,618,007
Simply Good Foods Co.*(a)	18,784	732,200
Total Food Products		28,316,295
Gas Utilities — 1.0%
MDU Resources Group, Inc.	46,666	840,921
National Fuel Gas Co.	30,124	1,827,924
New Jersey Resources Corp.	22,765	1,061,987
ONE Gas, Inc.	11,298	782,387
Southwest Gas Holdings, Inc.	8,827	624,157
Spire, Inc.	12,720	862,798
UGI Corp.	90,143	2,544,737
Total Gas Utilities		8,544,911
Ground Transportation — 0.5%
Landstar System, Inc.	4,567	784,884
Lyft, Inc., Class A*	82,303	1,061,709
RXO, Inc.*(a)	11,870	282,981
Ryder System, Inc.	12,881	2,020,514
Total Ground Transportation		4,150,088
Health Care Equipment & Supplies — 1.6%
Dentsply Sirona, Inc.	80,125	1,520,772
Envista Holdings Corp.*	24,238	467,551
Globus Medical, Inc., Class A*	19,008	1,572,152
Haemonetics Corp.*	10,072	786,422
ICU Medical, Inc.*	3,532	548,060
Inspire Medical Systems, Inc.*	2,210	409,690
Integer Holdings Corp.*(a)	5,505	729,523
Lantheus Holdings, Inc.*(a)	22,123	1,979,124
Masimo Corp.*	4,880	806,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

Investments	Shares	Value
Merit Medical Systems, Inc.*	7,803	$754,706
Penumbra, Inc.*	2,830	672,068
Solventum Corp.*	51,575	3,407,044
Total Health Care Equipment & Supplies		13,653,776
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*	30,935	1,226,573
Chemed Corp.	2,410	1,276,818
Encompass Health Corp.	17,211	1,589,436
Ensign Group, Inc.	8,461	1,124,129
HealthEquity, Inc.*	9,971	956,717
Henry Schein, Inc.*	28,914	2,000,849
Hims & Hers Health, Inc.*	14,640	353,995
Option Care Health, Inc.*	38,477	892,666
Tenet Healthcare Corp.*	31,543	3,981,673
Universal Health Services, Inc., Class B	20,367	3,654,247
Total Health Care Providers & Services		17,057,103
Health Care REITs — 0.1%
CareTrust REIT, Inc.	14,944	404,235
Sabra Health Care REIT, Inc.	21,632	374,666
Total Health Care REITs		778,901
Health Care Technology — 0.2%
Doximity, Inc., Class A*	16,612	886,915
Waystar Holding Corp.*	13,173	483,449
Total Health Care Technology		1,370,364
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	156,815	2,747,399
Ryman Hospitality Properties, Inc.	11,738	1,224,743
Total Hotel & Resort REITs		3,972,142
Hotels, Restaurants & Leisure — 3.3%
Aramark	41,166	1,535,903
Boyd Gaming Corp.	32,622	2,366,400
Brinker International, Inc.*	6,461	854,726
Choice Hotels International, Inc.	8,819	1,252,122
Churchill Downs, Inc.	11,900	1,589,126
Dutch Bros, Inc., Class A*	8,327	436,168
Hilton Grand Vacations, Inc.*	32,905	1,281,650
Hyatt Hotels Corp., Class A(a)	9,930	1,558,811
Life Time Group Holdings, Inc.*	20,967	463,790
Light & Wonder, Inc.*	11,772	1,016,865
MGM Resorts International*	110,909	3,842,997
Norwegian Cruise Line Holdings Ltd.*	102,036	2,625,386
Planet Fitness, Inc., Class A*	8,613	851,567
Shake Shack, Inc., Class A*	2,870	372,526
Six Flags Entertainment Corp.	7,267	350,197
Travel & Leisure Co.	31,923	1,610,515
Vail Resorts, Inc.	4,886	915,881
Wendy's Co.(a)	41,286	672,962
Wingstop, Inc.	2,221	631,208
Wyndham Hotels & Resorts, Inc.	13,673	1,378,102
Wynn Resorts Ltd.	26,047	2,244,210
Total Hotels, Restaurants & Leisure		27,851,112
Household Durables — 2.8%
Cavco Industries, Inc.*	1,178	525,659
Champion Homes, Inc.*	7,552	665,331
Installed Building Products, Inc.(a)	5,565	975,266
KB Home	31,662	2,080,827
M/I Homes, Inc.*	13,169	1,750,819
Meritage Homes Corp.	17,489	2,690,158
Mohawk Industries, Inc.*	18,861	2,246,911
Newell Brands, Inc.	123,066	1,225,737
Taylor Morrison Home Corp.*	47,263	2,892,968
Tempur Sealy International, Inc.	32,635	1,850,078
TopBuild Corp.*	6,624	2,062,316
Tri Pointe Homes, Inc.*	43,690	1,584,200
Whirlpool Corp.	23,107	2,645,289
Total Household Durables		23,195,559
Household Products — 0.2%
Reynolds Consumer Products, Inc.	52,548	1,418,270
WD-40 Co.	1,354	328,589
Total Household Products		1,746,859
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	466,926	6,009,338
Ormat Technologies, Inc.	6,105	413,430
Total Independent Power and Renewable Electricity Producers		6,422,768
Industrial REITs — 0.5%
EastGroup Properties, Inc.	5,459	876,115
First Industrial Realty Trust, Inc.	23,084	1,157,201
Rexford Industrial Realty, Inc.	26,656	1,030,521
STAG Industrial, Inc.	20,716	700,615
Terreno Realty Corp.(a)	10,352	612,217
Total Industrial REITs		4,376,669
Insurance — 4.7%
American Financial Group, Inc.	24,766	3,391,208
Assurant, Inc.	15,647	3,336,253
Assured Guaranty Ltd.	28,623	2,576,356
Axis Capital Holdings Ltd.	24,643	2,183,863
CNO Financial Group, Inc.	42,049	1,564,643
F&G Annuities & Life, Inc.	40,765	1,689,302
First American Financial Corp.	9,120	569,453
Globe Life, Inc.	41,829	4,664,770
Hanover Insurance Group, Inc.	9,893	1,530,051
Kemper Corp.	17,715	1,176,985
Kinsale Capital Group, Inc.	2,957	1,375,389
Lincoln National Corp.	113,965	3,613,830
Mercury General Corp.	15,498	1,030,307
Old Republic International Corp.	81,713	2,957,194
Primerica, Inc.	8,674	2,354,297
RLI Corp.	6,391	1,053,429
Ryan Specialty Holdings, Inc.	21,428	1,374,821
Selective Insurance Group, Inc.	9,406	879,649
White Mountains Insurance Group Ltd.	1,267	2,464,391
Total Insurance		39,786,191
Interactive Media & Services — 0.3%
Match Group, Inc.*	77,424	2,532,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

Investments	Shares	Value
IT Services — 0.6%
ASGN, Inc.*	10,948	$912,406
DXC Technology Co.*	116,083	2,319,338
Kyndryl Holdings, Inc.*	17,261	597,231
Okta, Inc.*	19,188	1,512,015
Total IT Services		5,340,990
Leisure Products — 0.8%
Acushnet Holdings Corp.	10,726	762,404
Brunswick Corp.	19,890	1,286,485
Hasbro, Inc.	32,705	1,828,537
Mattel, Inc.*	107,528	1,906,471
Polaris, Inc.(a)	14,644	843,787
Total Leisure Products		6,627,684
Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories, Inc., Class A*	3,536	1,161,611
Bio-Techne Corp.	15,193	1,094,352
Bruker Corp.	23,456	1,374,991
Charles River Laboratories International, Inc.*	10,548	1,947,161
Medpace Holdings, Inc.*	4,192	1,392,708
Repligen Corp.*	4,262	613,472
Sotera Health Co.*	64,945	888,448
Total Life Sciences Tools & Services		8,472,743
Machinery — 4.0%
AGCO Corp.(a)	27,606	2,580,609
Allison Transmission Holdings, Inc.	24,957	2,696,853
Chart Industries, Inc.*	7,925	1,512,407
Crane Co.	6,313	957,998
Donaldson Co., Inc.	21,727	1,463,313
Enpro, Inc.	2,993	516,143
Esab Corp.	9,540	1,144,228
ESCO Technologies, Inc.	3,237	431,201
Federal Signal Corp.	7,605	702,626
Flowserve Corp.	23,134	1,330,668
Franklin Electric Co., Inc.	7,012	683,319
Gates Industrial Corp. PLC*	66,249	1,362,742
ITT, Inc.	12,305	1,758,138
John Bean Technologies Corp.	4,825	613,258
Kadant, Inc.	1,272	438,827
Lincoln Electric Holdings, Inc.	9,603	1,800,274
Middleby Corp.*(a)	13,354	1,808,799
Mueller Industries, Inc.	30,021	2,382,467
Mueller Water Products, Inc., Class A	22,282	501,345
Oshkosh Corp.	27,275	2,593,034
RBC Bearings, Inc.*	3,397	1,016,179
SPX Technologies, Inc.*	5,921	861,624
Timken Co.	21,956	1,567,000
Toro Co.	18,951	1,517,975
Watts Water Technologies, Inc., Class A	5,183	1,053,704
Total Machinery		33,294,731
Marine Transportation — 0.3%
Kirby Corp.*	10,107	1,069,321
Matson, Inc.	10,737	1,447,777
Total Marine Transportation		2,517,098
Media — 2.8%
Fox Corp., Class A(a)	150,777	7,324,747
Interpublic Group of Cos., Inc.(a)	149,147	4,179,099
Liberty Broadband Corp., Class C*	36,160	2,703,322
New York Times Co., Class A	22,886	1,191,216
News Corp., Class A	57,028	1,570,551
Nexstar Media Group, Inc.	13,378	2,113,323
Paramount Global, Class B(a)	407,662	4,264,144
Total Media		23,346,402
Metals & Mining — 0.7%
ATI, Inc.*	22,782	1,253,921
Carpenter Technology Corp.	5,828	989,070
Commercial Metals Co.	33,972	1,685,011
Royal Gold, Inc.	8,020	1,057,437
Warrior Met Coal, Inc.	22,575	1,224,468
Total Metals & Mining		6,209,907
Multi-Utilities — 0.1%
Black Hills Corp.	16,565	969,384
Office REITs — 0.4%
BXP, Inc.	18,130	1,348,147
COPT Defense Properties	16,835	521,043
Cousins Properties, Inc.	14,330	439,071
Kilroy Realty Corp.	18,045	729,920
Vornado Realty Trust(a)	13,988	588,056
Total Office REITs		3,626,237
Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp.	99,102	1,495,449
APA Corp.	251,494	5,806,997
California Resources Corp.	22,139	1,148,793
Chord Energy Corp.	29,261	3,421,196
Civitas Resources, Inc.	69,879	3,205,350
CNX Resources Corp.*(a)	35,163	1,289,427
CONSOL Energy, Inc.(a)	13,497	1,439,860
DT Midstream, Inc.	16,605	1,651,035
Magnolia Oil & Gas Corp., Class A(a)	57,905	1,353,819
Matador Resources Co.	64,493	3,628,376
Murphy Oil Corp.	61,344	1,856,269
Northern Oil & Gas, Inc.	55,249	2,053,053
Ovintiv, Inc.	173,388	7,022,214
Permian Resources Corp.	260,644	3,748,061
Range Resources Corp.	63,885	2,298,582
SM Energy Co.	71,280	2,762,813
Total Oil, Gas & Consumable Fuels		44,181,294
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	13,569	1,405,070
Sylvamo Corp.	12,073	954,008
Total Paper & Forest Products		2,359,078
Passenger Airlines — 0.9%
Alaska Air Group, Inc.*	39,759	2,574,395
American Airlines Group, Inc.*	254,361	4,433,512
SkyWest, Inc.*	8,199	820,966
Total Passenger Airlines		7,828,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

Investments	Shares	Value
Personal Care Products — 0.4%
BellRing Brands, Inc.*	13,192	$993,885
Coty, Inc., Class A*	201,163	1,400,094
elf Beauty, Inc.*	5,061	635,409
Inter Parfums, Inc.	4,668	613,889
Total Personal Care Products		3,643,277
Pharmaceuticals — 1.5%
Corcept Therapeutics, Inc.*(a)	9,803	493,973
Elanco Animal Health, Inc.*	137,256	1,662,170
Intra-Cellular Therapies, Inc.*	8,045	671,918
Jazz Pharmaceuticals PLC*	40,591	4,998,782
Organon & Co.	177,397	2,646,763
Perrigo Co. PLC	47,908	1,231,715
Prestige Consumer Healthcare, Inc.*	9,939	776,137
Total Pharmaceuticals		12,481,458
Professional Services — 3.1%
Alight, Inc., Class A	175,454	1,214,142
CACI International, Inc., Class A*	4,500	1,818,270
CBIZ, Inc.*	5,954	487,216
Clarivate PLC*	363,494	1,846,550
Dayforce, Inc.*	14,831	1,077,324
Dun & Bradstreet Holdings, Inc.	139,670	1,740,288
ExlService Holdings, Inc.*	23,093	1,024,867
Exponent, Inc.	5,129	456,994
FTI Consulting, Inc.*	5,972	1,141,428
Genpact Ltd.	50,499	2,168,932
KBR, Inc.	28,731	1,664,387
Korn Ferry	12,946	873,208
Maximus, Inc.	20,141	1,503,526
Parsons Corp.*	14,296	1,318,806
Paycom Software, Inc.(a)	7,645	1,566,996
Paylocity Holding Corp.*	7,805	1,556,863
Robert Half, Inc.(a)	15,214	1,071,978
Science Applications International Corp.	12,548	1,402,615
TriNet Group, Inc.	13,976	1,268,601
Verra Mobility Corp.*	31,645	765,176
Total Professional Services		25,968,167
Real Estate Management & Development — 0.3%
Howard Hughes Holdings, Inc.*	4,775	367,293
Jones Lang LaSalle, Inc.*	8,349	2,113,466
Total Real Estate Management & Development		2,480,759
Residential REITs — 0.0%
Independence Realty Trust, Inc.	15,860	314,662
Retail REITs — 0.7%
Agree Realty Corp.	10,957	771,921
Brixmor Property Group, Inc.	46,430	1,292,611
Federal Realty Investment Trust	9,281	1,039,008
Macerich Co.	18,106	360,672
NNN REIT, Inc.	36,507	1,491,311
Phillips Edison & Co., Inc.	10,294	385,613
Tanger, Inc.	12,102	413,041
Total Retail REITs		5,754,177
Semiconductors & Semiconductor Equipment — 1.5%
Amkor Technology, Inc.	54,497	1,400,028
Cirrus Logic, Inc.*	16,146	1,607,819
Credo Technology Group Holding Ltd.*	8,138	546,955
Impinj, Inc.*	2,107	306,063
Lattice Semiconductor Corp.*	11,533	653,344
MACOM Technology Solutions Holdings, Inc.*	5,788	751,919
MKS Instruments, Inc.	12,502	1,305,084
Onto Innovation, Inc.*	5,792	965,353
Power Integrations, Inc.	5,315	327,935
Qorvo, Inc.*	34,508	2,413,144
Rambus, Inc.*	14,143	747,599
Semtech Corp.*(a)	5,177	320,197
SiTime Corp.*(a)	1,587	340,459
Universal Display Corp.	5,953	870,329
Total Semiconductors & Semiconductor Equipment		12,556,228
Software — 3.2%
ACI Worldwide, Inc.*	16,203	841,098
Agilysys, Inc.*	2,092	275,537
Alkami Technology, Inc.*	7,221	264,866
Appfolio, Inc., Class A*	2,264	558,574
Bill Holdings, Inc.*	11,723	993,055
Blackbaud, Inc.*	10,520	777,638
BlackLine, Inc.*(a)	11,177	679,115
Box, Inc., Class A*	28,766	909,006
CCC Intelligent Solutions Holdings, Inc.*	71,224	835,458
Clearwater Analytics Holdings, Inc., Class A*	15,637	430,330
CommVault Systems, Inc.*	3,692	557,160
Confluent, Inc., Class A*	18,066	505,125
Dolby Laboratories, Inc., Class A	12,971	1,013,035
Dropbox, Inc., Class A*	104,297	3,133,082
Elastic NV*	7,412	734,381
Freshworks, Inc., Class A*	27,896	451,078
Gitlab, Inc., Class A*	9,827	553,751
HashiCorp, Inc., Class A*	11,902	407,167
Informatica, Inc., Class A*	47,157	1,222,781
Intapp, Inc.*	6,040	387,104
InterDigital, Inc.	5,355	1,037,371
Life360, Inc.*	7,406	305,646
MARA Holdings, Inc.*(a)	29,434	493,608
nCino, Inc.*	8,601	288,822
Pegasystems, Inc.	11,317	1,054,744
Procore Technologies, Inc.*	10,772	807,146
Q2 Holdings, Inc.*	4,368	439,639
Qualys, Inc.*	5,596	784,671
Samsara, Inc., Class A*	16,019	699,870
Smartsheet, Inc., Class A*	12,524	701,720
SPS Commerce, Inc.*	3,098	570,001
Tenable Holdings, Inc.*	12,828	505,167
UiPath, Inc., Class A*	77,190	981,085
Unity Software, Inc.*	78,094	1,754,772
Varonis Systems, Inc.*	9,319	414,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

Investments	Shares	Value
Workiva, Inc.*	3,254	$356,313
Total Software		26,723,959
Specialized REITs — 0.4%
CubeSmart	33,796	1,448,159
Lamar Advertising Co., Class A	15,496	1,886,483
Rayonier, Inc.	11,460	299,106
Total Specialized REITs		3,633,748
Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A*	13,175	1,969,267
Asbury Automotive Group, Inc.*	8,370	2,034,161
AutoNation, Inc.*	16,424	2,789,452
Bath & Body Works, Inc.	77,731	3,013,631
Boot Barn Holdings, Inc.*	4,127	626,561
CarMax, Inc.*	19,945	1,630,703
Chewy, Inc., Class A*	42,907	1,436,956
Dick's Sporting Goods, Inc.	22,526	5,154,850
Floor & Decor Holdings, Inc., Class A*	8,541	851,538
Gap, Inc.	126,950	2,999,829
Group 1 Automotive, Inc.	4,856	2,046,707
Lithia Motors, Inc.	8,656	3,093,914
Murphy USA, Inc.(a)	3,873	1,943,278
Penske Automotive Group, Inc.	22,144	3,375,631
Signet Jewelers Ltd.(a)	19,103	1,541,803
Urban Outfitters, Inc.*	26,840	1,472,979
Valvoline, Inc.*	21,080	762,674
Wayfair, Inc., Class A*	7,024	311,304
Total Specialty Retail		37,055,238
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.(a)	9,481	795,740
Crocs, Inc.*(a)	28,141	3,082,284
Kontoor Brands, Inc.	11,965	1,021,931
PVH Corp.	24,976	2,641,212
Ralph Lauren Corp.	12,523	2,892,562
Skechers USA, Inc., Class A*	35,254	2,370,479
VF Corp.(a)	39,495	847,563
Total Textiles, Apparel & Luxury Goods		13,651,771
Trading Companies & Distributors — 1.9%
Air Lease Corp.	38,625	1,862,111
Applied Industrial Technologies, Inc.	5,790	1,386,531
Beacon Roofing Supply, Inc.*	16,719	1,698,316
Boise Cascade Co.	11,325	1,346,090
Core & Main, Inc., Class A*	32,271	1,642,917
GATX Corp.(a)	6,957	1,078,057
GMS, Inc.*	12,621	1,070,639
Herc Holdings, Inc.	6,237	1,180,851
MSC Industrial Direct Co., Inc., Class A	12,115	904,869
Rush Enterprises, Inc., Class A	20,206	1,107,087
SiteOne Landscape Supply, Inc.*	4,713	621,032
WESCO International, Inc.	11,467	2,075,068
Total Trading Companies & Distributors		15,973,568
Water Utilities — 0.2%
Essential Utilities, Inc.	48,553	1,763,445
Total United States		820,142,108
Argentina — 0.2%
Chemicals — 0.2%
Arcadium Lithium PLC*	390,021	2,000,808
Jersey — 0.8%
Automobile Components — 0.8%
Aptiv PLC*	112,467	6,802,004
Puerto Rico — 0.3%
Banks — 0.3%
Popular, Inc.	23,675	2,226,871
Sweden — 0.3%
Automobile Components — 0.3%
Autoliv, Inc.	30,365	2,847,933
Thailand — 0.2%
Electronic Equipment, Instruments & Components — 0.2%
Fabrinet*	5,571	1,224,951
United Kingdom — 0.3%
Energy Equipment & Services — 0.3%
TechnipFMC PLC	80,851	2,339,828
TOTAL COMMON STOCKS (COST: $749,166,037)		837,584,503
EXCHANGE-TRADED FUND — 0.1%
United States — 0.1%
WisdomTree U.S. MidCap Dividend Fund(b)
(Cost: $1,408,563)	27,106	1,381,593
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $358,372)	358,372	358,372
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $4,018,326)	4,018,326	4,018,326
TOTAL INVESTMENTS IN SECURITIES — 100.4% (Cost: $754,951,298)		843,342,794
Other Liabilities less Assets — (0.4)%		(3,487,907)
NET ASSETS — 100.0%		$839,854,887

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,300,660 and the total market value of the collateral held by the Fund was $64,565,829. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $60,547,503.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$847,037	$6,088,092	$(5,442,031)	$74,311	$(185,816)	$1,381,593	$123,368

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$837,584,503	$–	$–	$837,584,503
Exchange-Traded Fund	1,381,593	–	–	1,381,593
Mutual Fund	–	358,372	–	358,372
Investment of Cash Collateral for Securities Loaned	–	4,018,326	–	4,018,326
Total Investments in Securities	$838,966,096	$4,376,698	$–	$843,342,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.9%
Aerospace & Defense — 0.8%
Leonardo DRS, Inc.*	320	$10,339
Automobile Components — 0.5%
Modine Manufacturing Co.*	63	7,304
Beverages — 1.6%
Celsius Holdings, Inc.*	293	7,718
Coca-Cola Consolidated, Inc.	11	13,860
Total Beverages		21,578
Biotechnology — 4.0%
Exelixis, Inc.*	365	12,154
Halozyme Therapeutics, Inc.*	160	7,650
Incyte Corp.*	242	16,715
Neurocrine Biosciences, Inc.*	126	17,199
Total Biotechnology		53,718
Broadline Retail — 0.5%
Etsy, Inc.*	128	6,770
Building Products — 4.9%
AAON, Inc.	102	12,003
Advanced Drainage Systems, Inc.	101	11,675
AZEK Co., Inc.*	178	8,450
CSW Industrials, Inc.	21	7,409
Simpson Manufacturing Co., Inc.	53	8,789
Trex Co., Inc.*	129	8,905
UFP Industries, Inc.	81	9,125
Total Building Products		66,356
Capital Markets — 5.6%
Evercore, Inc., Class A	49	13,582
Hamilton Lane, Inc., Class A	53	7,847
Houlihan Lokey, Inc.	89	15,456
MarketAxess Holdings, Inc.	49	11,076
Piper Sandler Cos.	23	6,899
SEI Investments Co.	164	13,527
TPG, Inc.	121	7,603
Total Capital Markets		75,990
Chemicals — 2.2%
Albemarle Corp.	156	13,429
Cabot Corp.	69	6,300
Celanese Corp.	144	9,966
Total Chemicals		29,695
Commercial Services & Supplies — 2.1%
Clean Harbors, Inc.*	69	15,879
Tetra Tech, Inc.	326	12,988
Total Commercial Services & Supplies		28,867
Construction & Engineering — 1.4%
Construction Partners, Inc., Class A*	69	6,104
Sterling Infrastructure, Inc.*	37	6,233
WillScot Holdings Corp.*	214	7,158
Total Construction & Engineering		19,495
Construction Materials — 1.6%
Eagle Materials, Inc.	43	10,611
Summit Materials, Inc., Class A*	224	11,334
Total Construction Materials		21,945
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.*	165	14,743
Performance Food Group Co.*	196	16,572
Total Consumer Staples Distribution & Retail		31,315
Containers & Packaging — 0.8%
Graphic Packaging Holding Co.	386	10,484
Distributors — 1.2%
Pool Corp.	48	16,365
Diversified Consumer Services — 0.7%
H&R Block, Inc.	174	9,194
Electrical Equipment — 1.4%
Generac Holdings, Inc.*	78	12,094
NEXTracker, Inc., Class A*	186	6,794
Total Electrical Equipment		18,888
Electronic Equipment, Instruments & Components — 0.6%
Badger Meter, Inc.	36	7,636
Energy Equipment & Services — 0.5%
ChampionX Corp.	271	7,368
Entertainment — 1.1%
TKO Group Holdings, Inc.*	102	14,495
Financial Services — 2.0%
Jack Henry & Associates, Inc.	94	16,478
Shift4 Payments, Inc., Class A*	101	10,482
Total Financial Services		26,960
Food Products — 2.4%
Darling Ingredients, Inc.*	218	7,344
Lamb Weston Holdings, Inc.	175	11,695
Pilgrim's Pride Corp.*	296	13,436
Total Food Products		32,475
Health Care Equipment & Supplies — 1.9%
Inspire Medical Systems, Inc.*	37	6,859
Lantheus Holdings, Inc.*	88	7,872
Penumbra, Inc.*	47	11,162
Total Health Care Equipment & Supplies		25,893
Health Care Providers & Services — 2.5%
Chemed Corp.	18	9,536
Ensign Group, Inc.	72	9,566
Tenet Healthcare Corp.*	120	15,148
Total Health Care Providers & Services		34,250
Health Care Technology — 0.9%
Doximity, Inc., Class A*	229	12,226
Hotels, Restaurants & Leisure — 4.6%
Boyd Gaming Corp.	112	8,124
Choice Hotels International, Inc.	59	8,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

December 31, 2024

Investments	Shares	Value
Churchill Downs, Inc.	92	$12,286
Dutch Bros, Inc., Class A*	142	7,438
Texas Roadhouse, Inc.	86	15,517
Wingstop, Inc.	35	9,947
Total Hotels, Restaurants & Leisure		61,689
Household Durables — 4.4%
Champion Homes, Inc.*	69	6,079
Installed Building Products, Inc.	36	6,309
KB Home	97	6,375
Meritage Homes Corp.	48	7,383
Taylor Morrison Home Corp.*	139	8,508
Tempur Sealy International, Inc.	221	12,529
TopBuild Corp.*	38	11,831
Total Household Durables		59,014
Insurance — 1.7%
Kinsale Capital Group, Inc.	30	13,954
RLI Corp.	58	9,560
Total Insurance		23,514
Interactive Media & Services — 0.8%
Match Group, Inc.*	313	10,238
IT Services — 1.3%
EPAM Systems, Inc.*	72	16,835
Life Sciences Tools & Services — 2.8%
Bio-Techne Corp.	200	14,406
Bruker Corp.	185	10,844
Medpace Holdings, Inc.*	38	12,625
Total Life Sciences Tools & Services		37,875
Machinery — 5.6%
Allison Transmission Holdings, Inc.	109	11,779
Crane Co.	73	11,078
Donaldson Co., Inc.	167	11,247
Federal Signal Corp.	77	7,114
Lincoln Electric Holdings, Inc.	68	12,748
Mueller Industries, Inc.	147	11,666
Toro Co.	130	10,413
Total Machinery		76,045
Media — 1.0%
Liberty Broadband Corp., Class C*	178	13,307
Metals & Mining — 0.9%
Cleveland-Cliffs, Inc.*	511	4,803
Commercial Metals Co.	151	7,490
Total Metals & Mining		12,293
Oil, Gas & Consumable Fuels — 7.2%
Antero Midstream Corp.	634	9,567
APA Corp.	425	9,813
Chord Energy Corp.	74	8,652
CNX Resources Corp.*	195	7,151
HF Sinclair Corp.	212	7,431
Magnolia Oil & Gas Corp., Class A	278	6,500
Matador Resources Co.	154	8,664
Ovintiv, Inc.	368	14,904
Permian Resources Corp.	931	13,388
Range Resources Corp.	324	11,657
Total Oil, Gas & Consumable Fuels		97,727
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	88	9,112
Personal Care Products — 1.5%
BellRing Brands, Inc.*	164	12,356
elf Beauty, Inc.*	65	8,160
Total Personal Care Products		20,516
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc.*(a)	122	6,148
Professional Services — 2.8%
ExlService Holdings, Inc.*	203	9,009
Paycom Software, Inc.	71	14,553
Paylocity Holding Corp.*	70	13,963
Total Professional Services		37,525
Semiconductors & Semiconductor Equipment — 5.2%
Amkor Technology, Inc.	303	7,784
Enphase Energy, Inc.*	167	11,470
Impinj, Inc.*	36	5,229
Lattice Semiconductor Corp.*	163	9,234
MACOM Technology Solutions Holdings, Inc.*	83	10,783
Onto Innovation, Inc.*	60	10,000
Rambus, Inc.*	131	6,925
Universal Display Corp.	61	8,918
Total Semiconductors & Semiconductor Equipment		70,343
Software — 5.3%
Appfolio, Inc., Class A*	43	10,609
Bentley Systems, Inc., Class B	377	17,606
Clearwater Analytics Holdings, Inc., Class A*	295	8,118
Dropbox, Inc., Class A*	368	11,055
Qualys, Inc.*	42	5,889
SPS Commerce, Inc.*	47	8,648
Vertex, Inc., Class A*	186	9,923
Total Software		71,848
Specialty Retail — 4.7%
Chewy, Inc., Class A*	513	17,180
Floor & Decor Holdings, Inc., Class A*	141	14,058
Group 1 Automotive, Inc.	16	6,744
Lithia Motors, Inc.	34	12,153
Murphy USA, Inc.	26	13,045
Total Specialty Retail		63,180
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc.*	67	7,338
Skechers USA, Inc., Class A*	173	11,633
Total Textiles, Apparel & Luxury Goods		18,971
Trading Companies & Distributors — 4.0%
Applied Industrial Technologies, Inc.	47	11,255
Boise Cascade Co.	49	5,824
Core & Main, Inc., Class A*	212	10,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

December 31, 2024

Investments	Shares	Value
Herc Holdings, Inc.	37	$7,005
SiteOne Landscape Supply, Inc.*	57	7,511
WESCO International, Inc.	63	11,401
Total Trading Companies & Distributors		53,789
Total United States		1,349,575
TOTAL COMMON STOCKS (COST: $1,338,680)		1,349,575
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $953)	953	953
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,339,633)		1,350,528
Other Liabilities less Assets — 0.0%		(45)
NET ASSETS — 100.0%		$1,350,483

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,148 and the total market value of the collateral held by the Fund was $6,328, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,349,575	$–	$–	$1,349,575
Mutual Fund	–	953	–	953
Total Investments in Securities	$1,349,575	$953	$–	$1,350,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.8%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	6,047	$1,271,563
Lockheed Martin Corp.	3,338	1,622,068
Northrop Grumman Corp.	3,083	1,446,821
RTX Corp.	13,502	1,562,451
Total Aerospace & Defense		5,902,903
Automobiles — 0.5%
General Motors Co.	34,833	1,855,554
Banks — 1.3%
East West Bancorp, Inc.	9,740	932,702
First Citizens BancShares, Inc., Class A	376	794,496
JPMorgan Chase & Co.	5,177	1,240,979
M&T Bank Corp.	4,781	898,876
Wells Fargo & Co.	14,530	1,020,587
Total Banks		4,887,640
Beverages — 0.7%
Molson Coors Beverage Co., Class B	20,164	1,155,801
Primo Brands Corp.	40,616	1,249,754
Total Beverages		2,405,555
Biotechnology — 2.0%
AbbVie, Inc.	7,488	1,330,618
Biogen, Inc.*	7,340	1,122,433
Exelixis, Inc.*	34,867	1,161,071
Gilead Sciences, Inc.	16,576	1,531,125
Neurocrine Biosciences, Inc.*	7,433	1,014,604
United Therapeutics Corp.*	3,477	1,226,825
Total Biotechnology		7,386,676
Broadline Retail — 0.6%
eBay, Inc.	37,458	2,320,523
Building Products — 0.3%
Masco Corp.	16,456	1,194,212
Capital Markets — 3.1%
Ameriprise Financial, Inc.	2,408	1,282,091
Cboe Global Markets, Inc.	6,966	1,361,156
Charles Schwab Corp.	12,663	937,189
CME Group, Inc.	6,432	1,493,703
Interactive Brokers Group, Inc., Class A	6,603	1,166,552
Northern Trust Corp.	12,169	1,247,323
Raymond James Financial, Inc.	7,831	1,216,389
SEI Investments Co.	17,984	1,483,320
State Street Corp.	13,750	1,349,563
Total Capital Markets		11,537,286
Chemicals — 1.1%
CF Industries Holdings, Inc.	16,267	1,387,901
FMC Corp.	16,558	804,884
PPG Industries, Inc.	15,135	1,807,876
Total Chemicals		4,000,661
Commercial Services & Supplies — 1.1%
Republic Services, Inc.	7,350	1,478,673
Veralto Corp.	12,969	1,320,893
Waste Management, Inc.	6,904	1,393,158
Total Commercial Services & Supplies		4,192,724
Communications Equipment — 4.5%
F5, Inc.*	17,219	4,330,062
Juniper Networks, Inc.	122,936	4,603,953
Motorola Solutions, Inc.	11,092	5,127,055
Ubiquiti, Inc.	7,705	2,557,521
Total Communications Equipment		16,618,591
Construction & Engineering — 0.2%
EMCOR Group, Inc.	1,931	876,481
Consumer Finance — 0.4%
Discover Financial Services	4,267	739,172
Synchrony Financial	13,478	876,070
Total Consumer Finance		1,615,242
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	78,381	1,539,403
Kroger Co.	21,491	1,314,175
Sprouts Farmers Market, Inc.*	5,934	754,033
Sysco Corp.	17,729	1,355,559
Total Consumer Staples Distribution & Retail		4,963,170
Containers & Packaging — 0.8%
Berry Global Group, Inc.	22,047	1,425,779
Crown Holdings, Inc.	17,326	1,432,687
Total Containers & Packaging		2,858,466
Diversified Consumer Services — 1.3%
H&R Block, Inc.	40,346	2,131,883
Service Corp. International	31,577	2,520,476
Total Diversified Consumer Services		4,652,359
Diversified REITs — 0.4%
WP Carey, Inc.	27,048	1,473,575
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	167,787	3,820,510
Verizon Communications, Inc.	84,142	3,364,839
Total Diversified Telecommunication Services		7,185,349
Electric Utilities — 2.4%
American Electric Power Co., Inc.	13,644	1,258,386
Duke Energy Corp.	11,927	1,285,015
Edison International	15,965	1,274,646
Evergy, Inc.	21,588	1,328,741
Exelon Corp.	32,119	1,208,959
PG&E Corp.	65,658	1,324,979
Pinnacle West Capital Corp.	13,592	1,152,194
Total Electric Utilities		8,832,920
Electrical Equipment — 0.3%
Acuity Brands, Inc.	3,296	962,860
Electronic Equipment, Instruments & Components — 1.3%
Teledyne Technologies, Inc.*	9,962	4,623,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2024

Investments	Shares	Value
Energy Equipment & Services — 0.4%
Halliburton Co.	49,685	$1,350,935
Entertainment — 2.7%
Electronic Arts, Inc.	22,744	3,327,447
Endeavor Group Holdings, Inc., Class A(a)	120,152	3,759,556
Walt Disney Co.	25,261	2,812,813
Total Entertainment		9,899,816
Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B*	3,392	1,537,526
Corpay, Inc.*	3,171	1,073,130
Fidelity National Information Services, Inc.	16,650	1,344,821
Fiserv, Inc.*	7,027	1,443,486
Jack Henry & Associates, Inc.	8,638	1,514,241
PayPal Holdings, Inc.*	10,250	874,837
Total Financial Services		7,788,041
Food Products — 2.0%
Conagra Brands, Inc.	47,037	1,305,277
General Mills, Inc.	20,934	1,334,961
Ingredion, Inc.	8,896	1,223,734
Pilgrim's Pride Corp.*	24,644	1,118,591
Post Holdings, Inc.*	12,131	1,388,514
Tyson Foods, Inc., Class A	19,649	1,128,639
Total Food Products		7,499,716
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	13,921	1,574,604
Becton Dickinson & Co.	6,916	1,569,033
Boston Scientific Corp.*	17,562	1,568,638
GE HealthCare Technologies, Inc.	12,976	1,014,464
Hologic, Inc.*	22,842	1,646,680
ResMed, Inc.	3,409	779,604
Stryker Corp.	3,890	1,400,594
Zimmer Biomet Holdings, Inc.	13,767	1,454,208
Total Health Care Equipment & Supplies		11,007,825
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	11,583	1,369,922
Cencora, Inc.	6,905	1,551,415
Chemed Corp.	2,350	1,245,030
DaVita, Inc.*	7,655	1,144,805
Encompass Health Corp.	15,359	1,418,404
HCA Healthcare, Inc.	4,149	1,245,322
Quest Diagnostics, Inc.	9,503	1,433,623
Tenet Healthcare Corp.*	6,958	878,308
Universal Health Services, Inc., Class B	6,380	1,144,700
Total Health Care Providers & Services		11,431,529
Hotels, Restaurants & Leisure — 4.3%
Booking Holdings, Inc.	437	2,171,199
Darden Restaurants, Inc.	15,269	2,850,570
Expedia Group, Inc.*	9,114	1,698,212
Las Vegas Sands Corp.	39,873	2,047,877
Texas Roadhouse, Inc.	12,173	2,196,374
Wynn Resorts Ltd.	21,119	1,819,613
Yum! Brands, Inc.	22,460	3,013,234
Total Hotels, Restaurants & Leisure		15,797,079
Household Products — 0.8%
Colgate-Palmolive Co.	17,131	1,557,379
Kimberly-Clark Corp.	11,423	1,496,870
Total Household Products		3,054,249
Insurance — 6.8%
Allstate Corp.	7,803	1,504,340
Assurant, Inc.	6,476	1,380,813
Brown & Brown, Inc.	12,967	1,322,893
Cincinnati Financial Corp.	9,109	1,308,963
CNA Financial Corp.	30,297	1,465,466
Fidelity National Financial, Inc.	20,195	1,133,747
Globe Life, Inc.	5,981	667,001
Hartford Financial Services Group, Inc.	12,741	1,393,866
Loews Corp.	18,639	1,578,537
Markel Group, Inc.*	831	1,434,497
Marsh & McLennan Cos., Inc.	6,618	1,405,729
Old Republic International Corp.	39,862	1,442,606
Primerica, Inc.	4,491	1,218,947
Progressive Corp.	5,820	1,394,530
RLI Corp.	8,362	1,378,309
Ryan Specialty Holdings, Inc.	14,620	938,019
Travelers Cos., Inc.	5,285	1,273,104
Unum Group	18,547	1,354,488
WR Berkley Corp.	20,460	1,197,319
Total Insurance		24,793,174
Interactive Media & Services — 0.5%
Match Group, Inc.*	59,068	1,932,114
IT Services — 9.2%
Akamai Technologies, Inc.*	35,734	3,417,957
Cognizant Technology Solutions Corp., Class A	60,799	4,675,443
EPAM Systems, Inc.*	10,931	2,555,887
Gartner, Inc.*	8,756	4,242,019
GoDaddy, Inc., Class A*	24,690	4,873,065
International Business Machines Corp.	21,252	4,671,827
Twilio, Inc., Class A*	27,396	2,960,960
VeriSign, Inc.*	30,680	6,349,533
Total IT Services		33,746,691
Machinery — 1.6%
Allison Transmission Holdings, Inc.	10,099	1,091,298
Deere & Co.	2,751	1,165,599
Donaldson Co., Inc.	20,791	1,400,274
Illinois Tool Works, Inc.	5,759	1,460,252
Toro Co.	11,093	888,549
Total Machinery		6,005,972
Media — 2.8%
Comcast Corp., Class A	78,552	2,948,057
Fox Corp., Class A	85,023	4,130,417
New York Times Co., Class A	58,206	3,029,622
Total Media		10,108,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2024

Investments	Shares	Value
Oil, Gas & Consumable Fuels — 3.1%
APA Corp.	53,933	$1,245,313
ConocoPhillips	17,231	1,708,798
DT Midstream, Inc.	19,902	1,978,856
EOG Resources, Inc.	14,387	1,763,559
Exxon Mobil Corp.	17,492	1,881,614
Ovintiv, Inc.	32,638	1,321,839
Targa Resources Corp.	9,120	1,627,920
Total Oil, Gas & Consumable Fuels		11,527,899
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	9,261	958,977
Passenger Airlines — 0.2%
United Airlines Holdings, Inc.*	7,373	715,918
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	20,691	1,170,283
Johnson & Johnson	12,121	1,752,939
Merck & Co., Inc.	15,102	1,502,347
Pfizer, Inc.	50,239	1,332,841
Viatris, Inc.	80,768	1,005,561
Zoetis, Inc.	7,257	1,182,383
Total Pharmaceuticals		7,946,354
Professional Services — 3.3%
Automatic Data Processing, Inc.	5,277	1,544,736
Booz Allen Hamilton Holding Corp.	7,467	961,003
Broadridge Financial Solutions, Inc.	6,514	1,472,750
CACI International, Inc., Class A*	2,915	1,177,835
ExlService Holdings, Inc.*	26,815	1,190,050
FTI Consulting, Inc.*	5,610	1,072,239
Jacobs Solutions, Inc.	10,833	1,447,506
Leidos Holdings, Inc.	8,339	1,201,316
Paycom Software, Inc.	3,743	767,203
Verisk Analytics, Inc.	5,208	1,434,439
Total Professional Services		12,269,077
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	8,488	1,114,390
Residential REITs — 0.4%
Equity LifeStyle Properties, Inc.	21,544	1,434,830
Retail REITs — 0.4%
NNN REIT, Inc.	37,391	1,527,422
Semiconductors & Semiconductor Equipment — 0.5%
First Solar, Inc.*	11,253	1,983,229
Software — 15.7%
Adobe, Inc.*	5,722	2,544,459
AppLovin Corp., Class A*	6,382	2,066,683
CCC Intelligent Solutions Holdings, Inc.*	380,715	4,465,787
Clearwater Analytics Holdings, Inc., Class A*	94,070	2,588,806
CommVault Systems, Inc.*	14,469	2,183,517
DocuSign, Inc.*	38,856	3,494,709
Dropbox, Inc., Class A*	120,586	3,622,404
Dynatrace, Inc.*	61,933	3,366,059
Fair Isaac Corp.*	1,501	2,988,386
Fortinet, Inc.*	30,332	2,865,767
Gen Digital, Inc.	128,193	3,509,924
Pegasystems, Inc.	27,877	2,598,136
PTC, Inc.*	23,227	4,270,748
Salesforce, Inc.	7,932	2,651,906
Smartsheet, Inc., Class A*	59,802	3,350,706
Tyler Technologies, Inc.*	7,849	4,526,047
Workday, Inc., Class A*	11,881	3,065,654
Zoom Communications, Inc.*	43,538	3,553,136
Total Software		57,712,834
Specialized REITs — 0.8%
Gaming & Leisure Properties, Inc.	31,381	1,511,309
VICI Properties, Inc.	50,376	1,471,483
Total Specialized REITs		2,982,792
Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A*	8,061	1,204,878
AutoZone, Inc.*	873	2,795,346
Gap, Inc.	50,128	1,184,525
Murphy USA, Inc.	4,686	2,351,200
O'Reilly Automotive, Inc.*	2,324	2,755,799
Ross Stores, Inc.	17,928	2,711,969
TJX Cos., Inc.	24,153	2,917,924
Total Specialty Retail		15,921,641
Tobacco — 0.7%
Altria Group, Inc.	26,568	1,389,241
Philip Morris International, Inc.	10,295	1,239,003
Total Tobacco		2,628,244
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	16,806	3,709,588
Total United States		367,194,842
TOTAL COMMON STOCKS (COST: $334,898,432)		367,194,842
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $165,886)	165,886	165,886
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $2,448,143)	2,448,143	2,448,143
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $337,512,461)		369,808,871
Other Liabilities less Assets — (0.5)%		(2,007,847)
NET ASSETS — 100.0%		$367,801,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2024

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,404,230 and the total market value of the collateral held by the Fund was $2,448,143.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$367,194,842	$–	$–	$367,194,842
Mutual Fund	–	165,886	–	165,886
Investment of Cash Collateral for Securities Loaned	–	2,448,143	–	2,448,143
Total Investments in Securities	$367,194,842	$2,614,029	$–	$369,808,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.9%
Puerto Rico — 0.1%
Banks — 0.1%
Popular, Inc.	109,428	$10,292,798
United States — 99.8%
Aerospace & Defense — 2.2%
BWX Technologies, Inc.	68,013	7,575,968
General Dynamics Corp.	295,268	77,800,165
General Electric Co.	355,455	59,286,340
HEICO Corp., Class A	12,090	2,249,707
HEICO Corp.	14,484	3,443,426
Hexcel Corp.	80,084	5,021,267
Howmet Aerospace, Inc.	78,816	8,620,106
Lockheed Martin Corp.	307,848	149,595,657
Moog, Inc., Class A	27,660	5,444,595
Textron, Inc.	43,243	3,307,657
Woodward, Inc.	39,229	6,528,490
Total Aerospace & Defense		328,873,378
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(a)	160,528	16,585,753
FedEx Corp.	252,294	70,977,871
Total Air Freight & Logistics		87,563,624
Automobile Components — 0.1%
Gentex Corp.	323,702	9,299,959
Lear Corp.	82,716	7,833,205
Total Automobile Components		17,133,164
Automobiles — 0.1%
Thor Industries, Inc.	76,372	7,309,564
Banks — 1.9%
Citigroup, Inc.	2,916,997	205,327,419
Citizens Financial Group, Inc.	693,606	30,352,199
Glacier Bancorp, Inc.	170,225	8,548,699
Old National Bancorp	487,752	10,586,657
ServisFirst Bancshares, Inc.	61,343	5,198,206
Valley National Bancorp	853,704	7,734,558
Western Alliance Bancorp	114,557	9,570,092
Total Banks		277,317,830
Beverages — 2.5%
Brown-Forman Corp., Class A	237,608	8,955,446
Brown-Forman Corp., Class B	440,216	16,719,404
Coca-Cola Consolidated, Inc.	4,712	5,937,073
PepsiCo, Inc.	2,160,220	328,483,053
Primo Brands Corp.	269,038	8,278,299
Total Beverages		368,373,275
Biotechnology — 1.2%
Gilead Sciences, Inc.	1,895,014	175,042,443
Broadline Retail — 0.2%
eBay, Inc.	481,246	29,813,190
Building Products — 0.8%
AAON, Inc.	41,675	4,904,314
Advanced Drainage Systems, Inc.	39,561	4,573,252
AO Smith Corp.	153,772	10,488,788
Armstrong World Industries, Inc.	33,198	4,691,873
Carlisle Cos., Inc.	26,988	9,954,254
Carrier Global Corp.	485,480	33,138,865
CSW Industrials, Inc.	7,681	2,709,857
Fortune Brands Innovations, Inc.	110,105	7,523,475
Lennox International, Inc.	15,220	9,273,546
Masco Corp.	192,258	13,952,163
Simpson Manufacturing Co., Inc.	27,965	4,637,436
UFP Industries, Inc.	51,016	5,746,952
Total Building Products		111,594,775
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	8,739	1,616,016
Ameriprise Financial, Inc.	58,945	31,384,086
Blackrock, Inc.	148,622	152,353,898
Charles Schwab Corp.	1,124,910	83,254,589
Cohen & Steers, Inc.	74,093	6,841,748
Evercore, Inc., Class A	30,009	8,318,195
FactSet Research Systems, Inc.	25,438	12,217,363
Hamilton Lane, Inc., Class A	44,357	6,567,054
Houlihan Lokey, Inc.	45,639	7,925,669
Jefferies Financial Group, Inc.	240,387	18,846,341
KKR & Co., Inc.	222,618	32,927,428
LPL Financial Holdings, Inc.	26,469	8,642,393
MarketAxess Holdings, Inc.	33,766	7,632,467
Moody's Corp.	66,360	31,412,833
Morningstar, Inc.	22,225	7,484,491
MSCI, Inc.	47,732	28,639,677
Nasdaq, Inc.	368,687	28,503,192
Piper Sandler Cos.	16,093	4,827,095
S&P Global, Inc.	116,065	57,803,852
SEI Investments Co.	124,382	10,259,027
Stifel Financial Corp.	97,331	10,324,873
Tradeweb Markets, Inc., Class A	37,863	4,957,024
Total Capital Markets		562,739,311
Chemicals — 1.7%
Air Products & Chemicals, Inc.	245,824	71,298,793
Cabot Corp.	65,936	6,020,616
Corteva, Inc.	422,399	24,059,847
DuPont de Nemours, Inc.	412,972	31,489,115
Eastman Chemical Co.	182,789	16,692,291
Ecolab, Inc.	138,105	32,360,764
FMC Corp.	187,609	9,119,674
NewMarket Corp.	13,452	7,107,364
Olin Corp.(a)	171,571	5,799,100
RPM International, Inc.	126,401	15,554,907
Sherwin-Williams Co.	97,026	32,982,048
Total Chemicals		252,484,519
Commercial Services & Supplies — 1.0%
Cintas Corp.	146,066	26,686,258
Republic Services, Inc.	181,129	36,439,532
Rollins, Inc.	409,439	18,977,498
Tetra Tech, Inc.	173,578	6,915,347
Waste Management, Inc.	277,549	56,006,613
Total Commercial Services & Supplies		145,025,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2024

Investments	Shares	Value
Communications Equipment — 0.3%
Motorola Solutions, Inc.	79,957	$36,958,524
Construction & Engineering — 0.1%
Arcosa, Inc.	29,240	2,828,678
Comfort Systems USA, Inc.	8,193	3,474,323
Quanta Services, Inc.	25,440	8,040,312
Total Construction & Engineering		14,343,313
Construction Materials — 0.2%
Eagle Materials, Inc.	10,469	2,583,330
Martin Marietta Materials, Inc.	24,143	12,469,860
Vulcan Materials Co.	57,748	14,854,518
Total Construction Materials		29,907,708
Consumer Finance — 0.9%
American Express Co.	339,438	100,741,804
FirstCash Holdings, Inc.	58,971	6,109,396
OneMain Holdings, Inc.	206,739	10,777,304
SLM Corp.	304,494	8,397,944
Total Consumer Finance		126,026,448
Consumer Staples Distribution & Retail — 3.9%
Casey's General Stores, Inc.	19,436	7,701,126
Costco Wholesale Corp.	106,987	98,028,978
Sysco Corp.	652,471	49,887,933
Target Corp.	726,810	98,250,176
Walmart, Inc.	3,587,788	324,156,646
Total Consumer Staples Distribution & Retail		578,024,859
Containers & Packaging — 0.6%
AptarGroup, Inc.	54,177	8,511,207
Avery Dennison Corp.	90,490	16,933,394
International Paper Co.(a)	535,521	28,821,740
Packaging Corp. of America	102,519	23,080,102
Silgan Holdings, Inc.	127,812	6,652,615
Total Containers & Packaging		83,999,058
Distributors — 0.1%
Pool Corp.(a)	31,278	10,663,921
Diversified Consumer Services — 0.1%
ADT, Inc.	1,260,017	8,706,718
Service Corp. International	136,137	10,866,455
Total Diversified Consumer Services		19,573,173
Electric Utilities — 0.1%
NRG Energy, Inc.	208,066	18,771,714
Electrical Equipment — 0.4%
Hubbell, Inc.	34,110	14,288,338
Rockwell Automation, Inc.	109,892	31,406,035
Vertiv Holdings Co., Class A	71,519	8,125,273
Total Electrical Equipment		53,819,646
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	590,858	41,035,088
Avnet, Inc.	142,134	7,436,451
Badger Meter, Inc.	28,771	6,102,905
Belden, Inc.	25,259	2,844,416
CDW Corp.	117,611	20,469,018
Cognex Corp.	142,799	5,120,772
Jabil, Inc.	26,873	3,867,025
Littelfuse, Inc.	26,683	6,287,849
Vontier Corp.(a)	94,296	3,438,975
Total Electronic Equipment, Instruments & Components		96,602,499
Energy Equipment & Services — 0.0%
ChampionX Corp.	60	1,631
Halliburton Co.	183,716	4,995,238
Total Energy Equipment & Services		4,996,869
Entertainment — 0.1%
Electronic Arts, Inc.	74,686	10,926,562
Warner Music Group Corp., Class A	211,119	6,544,689
Total Entertainment		17,471,251
Financial Services — 2.4%
Jack Henry & Associates, Inc.	71,635	12,557,616
Mastercard, Inc., Class A	235,877	124,205,752
PennyMac Financial Services, Inc.	54,895	5,606,975
Visa, Inc., Class A(a)	647,099	204,509,168
Voya Financial, Inc.	145,252	9,997,695
Total Financial Services		356,877,206
Food Products — 0.2%
Tyson Foods, Inc., Class A	434,548	24,960,437
Ground Transportation — 2.1%
CSX Corp.	1,437,832	46,398,839
JB Hunt Transport Services, Inc.	62,259	10,625,121
Landstar System, Inc.	48,829	8,391,752
Norfolk Southern Corp.	236,327	55,465,947
Old Dominion Freight Line, Inc.	64,997	11,465,471
Ryder System, Inc.	54,985	8,624,947
Schneider National, Inc., Class B	147,647	4,323,104
Union Pacific Corp.	704,858	160,735,818
Total Ground Transportation		306,030,999
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	1,680,108	190,037,016
Baxter International, Inc.	611,500	17,831,340
GE HealthCare Technologies, Inc.	77,314	6,044,408
ResMed, Inc.(a)	80,956	18,513,828
Stryker Corp.	162,315	58,441,516
Total Health Care Equipment & Supplies		290,868,108
Health Care Providers & Services — 2.7%
Chemed Corp.	10,453	5,537,999
Encompass Health Corp.	76,358	7,051,661
Ensign Group, Inc.	25,144	3,340,632
HCA Healthcare, Inc.	112,268	33,697,240
McKesson Corp.	37,249	21,228,578
UnitedHealth Group, Inc.	640,656	324,082,244
Universal Health Services, Inc., Class B	26,019	4,668,329
Total Health Care Providers & Services		399,606,683
Hotels, Restaurants & Leisure — 2.9%
Aramark	242,506	9,047,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2024

Investments	Shares	Value
Boyd Gaming Corp.	77,125	$5,594,648
Churchill Downs, Inc.	41,717	5,570,888
Darden Restaurants, Inc.	186,456	34,809,471
Domino's Pizza, Inc.(a)	32,028	13,444,073
Hilton Worldwide Holdings, Inc.	47,452	11,728,236
Marriott International, Inc., Class A	129,528	36,130,540
McDonald's Corp.	871,030	252,502,887
Texas Roadhouse, Inc.	51,336	9,262,555
Wyndham Hotels & Resorts, Inc.	102,666	10,347,706
Yum! Brands, Inc.	303,165	40,672,616
Total Hotels, Restaurants & Leisure		429,111,519
Household Durables — 0.2%
Installed Building Products, Inc.	20,684	3,624,871
KB Home	82,584	5,427,421
Lennar Corp., Class B	32,109	4,243,204
PulteGroup, Inc.	100,307	10,923,432
Total Household Durables		24,218,928
Household Products — 4.1%
Colgate-Palmolive Co.	881,526	80,139,529
Kimberly-Clark Corp.	523,133	68,551,348
Procter & Gamble Co.	2,738,612	459,128,302
Total Household Products		607,819,179
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	108,996	15,027,279
Industrial Conglomerates — 1.5%
3M Co.	602,767	77,811,192
Honeywell International, Inc.	656,448	148,285,039
Total Industrial Conglomerates		226,096,231
Insurance — 1.5%
American International Group, Inc.	706,416	51,427,085
Erie Indemnity Co., Class A	33,728	13,903,694
Fidelity National Financial, Inc.	439,503	24,673,698
Hartford Financial Services Group, Inc.	286,038	31,292,557
Kinsale Capital Group, Inc.	9,993	4,648,044
Marsh & McLennan Cos., Inc.	366,593	77,868,019
Ryan Specialty Holdings, Inc.	68,885	4,419,662
Selective Insurance Group, Inc.	75,239	7,036,351
Total Insurance		215,269,110
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A	1,370,326	259,402,712
Alphabet, Inc., Class C	1,288,519	245,385,558
Meta Platforms, Inc., Class A	358,781	210,069,863
Total Interactive Media & Services		714,858,133
Leisure Products — 0.0%
Brunswick Corp.	98,759	6,387,732
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	132,040	17,738,254
Bio-Techne Corp.	72,041	5,189,113
Bruker Corp.	72,997	4,279,084
Danaher Corp.	175,389	40,260,545
West Pharmaceutical Services, Inc.	14,878	4,873,438
Total Life Sciences Tools & Services		72,340,434
Machinery — 3.1%
Allison Transmission Holdings, Inc.	49,222	5,318,929
Crane Co.	27,438	4,163,717
Cummins, Inc.	136,112	47,448,643
Deere & Co.	184,972	78,372,636
Donaldson Co., Inc.	136,015	9,160,610
Dover Corp.	81,109	15,216,048
Federal Signal Corp.	43,471	4,016,286
Flowserve Corp.	133,235	7,663,677
Franklin Electric Co., Inc.	46,104	4,492,835
Graco, Inc.	133,358	11,240,746
IDEX Corp.	59,493	12,451,290
Illinois Tool Works, Inc.	331,581	84,075,678
ITT, Inc.	50,393	7,200,152
Lincoln Electric Holdings, Inc.	51,731	9,698,011
Nordson Corp.	47,188	9,873,617
Otis Worldwide Corp.	350,917	32,498,423
PACCAR, Inc.	285,346	29,681,691
Parker-Hannifin Corp.	65,737	41,810,704
Timken Co.	98,492	7,029,374
Toro Co.	119,500	9,571,950
Xylem, Inc.	157,675	18,293,454
Total Machinery		449,278,471
Media — 0.3%
New York Times Co., Class A	128,241	6,674,944
News Corp., Class B(a)	122,655	3,732,391
News Corp., Class A	265,546	7,313,137
Nexstar Media Group, Inc.	52,968	8,367,355
Omnicom Group, Inc.	285,248	24,542,738
Total Media		50,630,565
Metals & Mining — 0.2%
Carpenter Technology Corp.	23,788	4,037,061
Commercial Metals Co.	111,035	5,507,336
Royal Gold, Inc.	69,645	9,182,693
Steel Dynamics, Inc.	118,893	13,562,125
Total Metals & Mining		32,289,215
Oil, Gas & Consumable Fuels — 8.3%
California Resources Corp.	16,132	837,089
Chevron Corp.(a)	2,782,086	402,957,336
ConocoPhillips	437,857	43,422,316
Coterra Energy, Inc.	100,518	2,567,230
EOG Resources, Inc.	111,135	13,622,928
Exxon Mobil Corp.	6,344,808	682,510,997
Hess Corp.	63,543	8,451,854
Magnolia Oil & Gas Corp., Class A(a)	90,552	2,117,106
Marathon Petroleum Corp.(a)	50,355	7,024,523
Matador Resources Co.	48,437	2,725,066
Murphy Oil Corp.	61,747	1,868,464
Occidental Petroleum Corp.	132,166	6,530,322
ONEOK, Inc.	96,103	9,648,741
Phillips 66	66,765	7,606,536
Range Resources Corp.(a)	64,221	2,310,672
SM Energy Co.	54,799	2,124,009
Targa Resources Corp.(a)	46,477	8,296,145
Texas Pacific Land Corp.(a)	4,332	4,791,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2024

Investments	Shares	Value
Valero Energy Corp.(a)	45,750	$5,608,492
Total Oil, Gas & Consumable Fuels		1,215,020,845
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	52,460	5,432,233
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	341,051	20,633,585
Pharmaceuticals — 4.5%
Eli Lilly & Co.	302,549	233,567,828
Merck & Co., Inc.	3,917,860	389,748,713
Zoetis, Inc.	247,058	40,253,160
Total Pharmaceuticals		663,569,701
Professional Services — 2.1%
Automatic Data Processing, Inc.	421,741	123,456,243
Booz Allen Hamilton Holding Corp.	120,285	15,480,679
Broadridge Financial Solutions, Inc.	106,577	24,095,994
Equifax, Inc.	51,930	13,234,360
KBR, Inc.	109,290	6,331,170
Paychex, Inc.	506,212	70,981,047
Paycom Software, Inc.	35,444	7,264,957
Robert Half, Inc.(a)	156,853	11,051,862
Science Applications International Corp.	52,905	5,913,721
TransUnion	66,137	6,131,561
TriNet Group, Inc.	54,727	4,967,570
Verisk Analytics, Inc.	53,081	14,620,100
Total Professional Services		303,529,264
Semiconductors & Semiconductor Equipment — 6.5%
Amkor Technology, Inc.	256,413	6,587,250
Applied Materials, Inc.	388,578	63,194,440
KLA Corp.	74,939	47,220,563
Lam Research Corp.	818,843	59,145,030
MKS Instruments, Inc.	47,717	4,981,178
Monolithic Power Systems, Inc.	25,535	15,109,060
NVIDIA Corp.	4,016,774	539,412,581
Qualcomm, Inc.	1,178,983	181,115,368
Skyworks Solutions, Inc.	245,105	21,735,911
Teradyne, Inc.	69,671	8,772,972
Universal Display Corp.	41,592	6,080,750
Total Semiconductors & Semiconductor Equipment		953,355,103
Software — 10.1%
Bentley Systems, Inc., Class B	156,827	7,323,821
Dolby Laboratories, Inc., Class A	103,581	8,089,676
Gen Digital, Inc.	530,142	14,515,288
Intuit, Inc.	95,056	59,742,696
Microsoft Corp.	2,833,251	1,194,215,297
Oracle Corp.	1,180,830	196,773,511
Total Software		1,480,660,289
Specialized REITs — 0.2%
SBA Communications Corp.	114,721	23,380,140
Specialty Retail — 5.0%
Best Buy Co., Inc.	342,199	29,360,674
Dick's Sporting Goods, Inc.	70,417	16,114,226
Home Depot, Inc.	1,040,468	404,731,648
Lithia Motors, Inc.	14,051	5,022,249
Lowe's Cos., Inc.	499,770	123,343,236
Murphy USA, Inc.	8,255	4,141,946
Ross Stores, Inc.	186,679	28,238,932
TJX Cos., Inc.	702,168	84,828,916
Tractor Supply Co.(a)	460,152	24,415,665
Williams-Sonoma, Inc.	94,089	17,423,401
Total Specialty Retail		737,620,893
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	3,108,547	778,442,340
NetApp, Inc.	183,220	21,268,177
Total Technology Hardware, Storage & Peripherals		799,710,517
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.(a)	75,777	6,359,964
Kontoor Brands, Inc.	78,784	6,728,941
NIKE, Inc., Class B	1,270,826	96,163,403
Ralph Lauren Corp.	39,399	9,100,381
Tapestry, Inc.(a)	318,214	20,788,921
Total Textiles, Apparel & Luxury Goods		139,141,610
Tobacco — 2.0%
Philip Morris International, Inc.	2,454,305	295,375,607
Trading Companies & Distributors — 1.1%
Air Lease Corp.	140,139	6,756,101
Applied Industrial Technologies, Inc.	26,154	6,263,098
Boise Cascade Co.	29,055	3,453,477
Fastenal Co.	574,816	41,335,019
Ferguson Enterprises, Inc.	152,751	26,512,991
Herc Holdings, Inc.	27,645	5,234,028
MSC Industrial Direct Co., Inc., Class A	96,512	7,208,481
Rush Enterprises, Inc., Class A	77,346	4,237,787
United Rentals, Inc.	26,811	18,886,741
Watsco, Inc.	42,975	20,365,423
WESCO International, Inc.	31,307	5,665,315
WW Grainger, Inc.	18,164	19,145,764
Total Trading Companies & Distributors		165,064,225
Wireless Telecommunication Services — 1.3%
T-Mobile U.S., Inc.	857,471	189,269,574
Total United States		14,667,863,119
TOTAL COMMON STOCKS (COST: $12,491,649,004)		14,678,155,917
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $5,677,935)	5,677,935	5,677,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $2,222,441)	2,222,441	$2,222,441
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $12,499,549,380)		14,686,056,293
Other Assets less Liabilities — 0.1%		10,957,065
NET ASSETS — 100.0%		$14,697,013,358

(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $152,157,487 and the total market value of the collateral held by the Fund was $153,846,190. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $151,623,749.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,678,155,917	$–	$–	$14,678,155,917
Mutual Fund	–	5,677,935	–	5,677,935
Investment of Cash Collateral for Securities Loaned	–	2,222,441	–	2,222,441
Total Investments in Securities	$14,678,155,917	$7,900,376	$–	$14,686,056,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 100.0%
United States — 99.5%
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.*	4,738	$2,815,888
HEICO Corp.	10,866	2,583,283
Total Aerospace & Defense		5,399,171
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	38,286	4,827,865
Automobiles — 3.8%
Tesla, Inc.*	65,362	26,395,790
Beverages — 0.5%
Monster Beverage Corp.*	62,052	3,261,453
Biotechnology — 0.7%
Moderna, Inc.*	10,383	431,725
Vertex Pharmaceuticals, Inc.*	10,894	4,387,014
Total Biotechnology		4,818,739
Broadline Retail — 5.6%
Amazon.com, Inc.*	176,928	38,816,234
Building Products — 0.1%
Builders FirstSource, Inc.*	3,291	470,382
Lennox International, Inc.	999	608,691
Total Building Products		1,079,073
Capital Markets — 2.7%
Ares Management Corp., Class A	16,288	2,883,465
Blackstone, Inc.	42,598	7,344,747
LPL Financial Holdings, Inc.	2,088	681,753
Moody's Corp.	8,593	4,067,668
Morningstar, Inc.	1,147	386,264
MSCI, Inc.	5,181	3,108,652
Total Capital Markets		18,472,549
Commercial Services & Supplies — 0.5%
Copart, Inc.*	56,295	3,230,770
Rollins, Inc.	13,134	608,761
Total Commercial Services & Supplies		3,839,531
Communications Equipment — 0.8%
Arista Networks, Inc.*	49,749	5,498,757
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	1,006	426,604
Diversified Consumer Services — 0.0%
Duolingo, Inc.*	1,186	384,537
Electrical Equipment — 0.4%
Vertiv Holdings Co., Class A	24,377	2,769,471
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	56,451	3,920,522
Entertainment — 2.0%
Live Nation Entertainment, Inc.*	20,538	2,659,671
Netflix, Inc.*	12,826	11,432,070
Total Entertainment		14,091,741
Financial Services — 5.4%
Block, Inc.*	34,241	2,910,143
Corpay, Inc.*	1,899	642,659
Mastercard, Inc., Class A	27,991	14,739,221
Toast, Inc., Class A*	18,144	661,349
Visa, Inc., Class A	57,737	18,247,201
Total Financial Services		37,200,573
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc.	2,872	490,136
Old Dominion Freight Line, Inc.	15,107	2,664,875
Saia, Inc.*	739	336,784
Total Ground Transportation		3,491,795
Health Care Equipment & Supplies — 1.8%
Dexcom, Inc.*	33,923	2,638,192
IDEXX Laboratories, Inc.*	6,550	2,708,032
Insulet Corp.*	1,853	483,762
Intuitive Surgical, Inc.*	12,656	6,605,926
Total Health Care Equipment & Supplies		12,435,912
Health Care Providers & Services — 0.1%
Molina Healthcare, Inc.*	1,493	434,538
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A*	12,257	2,577,034
Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class A*	29,999	3,942,169
Booking Holdings, Inc.	1,208	6,001,852
Chipotle Mexican Grill, Inc.*	64,904	3,913,711
Domino's Pizza, Inc.	962	403,809
Starbucks Corp.	49,057	4,476,451
Yum! Brands, Inc.	21,351	2,864,450
Total Hotels, Restaurants & Leisure		21,602,442
Household Durables — 1.1%
DR Horton, Inc.	20,839	2,913,709
NVR, Inc.*	306	2,502,744
PulteGroup, Inc.	20,547	2,237,568
Total Household Durables		7,654,021
Independent Power & Renewable Electricity Producers — 0.4%
Vistra Corp.	20,969	2,890,996
Insurance — 0.1%
Erie Indemnity Co., Class A	1,292	532,601
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	226,842	42,941,191
Meta Platforms, Inc., Class A	49,899	29,216,363
Pinterest, Inc., Class A*	17,763	515,127
Total Interactive Media & Services		72,672,681
IT Services — 1.2%
Cloudflare, Inc., Class A*	25,864	2,785,035
Gartner, Inc.*	5,697	2,760,026
GoDaddy, Inc., Class A*	12,954	2,556,731
MongoDB, Inc.*	1,861	433,259
Total IT Services		8,535,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2024

Investments	Shares	Value
Life Sciences Tools & Services — 0.1%
West Pharmaceutical Services, Inc.	2,087	$683,618
Media — 0.4%
Trade Desk, Inc., Class A*	25,835	3,036,388
Oil, Gas & Consumable Fuels — 1.0%
Coterra Energy, Inc.	21,142	539,967
Devon Energy Corp.	18,648	610,349
Expand Energy Corp.	6,309	628,061
Targa Resources Corp.	16,018	2,859,213
Texas Pacific Land Corp.	2,109	2,332,469
Total Oil, Gas & Consumable Fuels		6,970,059
Pharmaceuticals — 2.9%
Eli Lilly & Co.	25,834	19,943,848
Semiconductors & Semiconductor Equipment — 18.4%
Advanced Micro Devices, Inc.*	53,645	6,479,780
Applied Materials, Inc.	31,456	5,115,689
Broadcom, Inc.	125,947	29,199,553
Entegris, Inc.	4,167	412,783
KLA Corp.	6,329	3,988,029
Lam Research Corp.	56,689	4,094,646
Monolithic Power Systems, Inc.	1,310	775,127
NVIDIA Corp.	554,548	74,470,251
ON Semiconductor Corp.*	41,930	2,643,687
Total Semiconductors & Semiconductor Equipment		127,179,545
Software — 19.7%
Adobe, Inc.*	14,491	6,443,858
AppLovin Corp., Class A*	13,199	4,274,232
Atlassian Corp., Class A*	13,042	3,174,162
Autodesk, Inc.*	11,844	3,500,731
Cadence Design Systems, Inc.*	12,800	3,845,888
Crowdstrike Holdings, Inc., Class A*	11,456	3,919,785
Datadog, Inc., Class A*	19,945	2,849,941
Dynatrace, Inc.*	7,815	424,745
Fair Isaac Corp.*	1,468	2,922,685
Fortinet, Inc.*	39,165	3,700,309
HubSpot, Inc.*	3,850	2,682,565
Intuit, Inc.	10,040	6,310,140
Manhattan Associates, Inc.*	1,591	429,952
Microsoft Corp.	153,317	64,623,115
Palantir Technologies, Inc., Class A*	84,749	6,409,567
Palo Alto Networks, Inc.*	25,848	4,703,302
ServiceNow, Inc.*	6,701	7,103,864
Synopsys, Inc.*	7,130	3,460,617
Workday, Inc., Class A*	13,718	3,539,656
Zscaler, Inc.*	13,531	2,441,128
Total Software		136,760,242
Specialty Retail — 1.4%
AutoZone, Inc.*	1,049	3,358,898
O'Reilly Automotive, Inc.*	3,054	3,621,433
Tractor Supply Co.	48,201	2,557,545
Total Specialty Retail		9,537,876
Technology Hardware, Storage & Peripherals — 11.3%
Apple, Inc.	313,725	78,563,014
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	13,343	2,709,830
Total United States		689,414,101
South Korea — 0.5%
Broadline Retail — 0.5%
Coupang, Inc.*	132,491	2,912,152
TOTAL COMMON STOCKS (COST: $584,972,797)		692,326,253
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(a)
(Cost: $323,185)	323,185	323,185
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $585,295,982)		692,649,438
Other Assets less Liabilities — 0.0%		105,224
NET ASSETS — 100.0%		$692,754,662

*	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$692,326,253	$–	$–	$692,326,253
Mutual Fund	–	323,185	–	323,185
Total Investments in Securities	$692,326,253	$323,185	$–	$692,649,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.6%
United States — 98.7%
Aerospace & Defense — 0.3%
Cadre Holdings, Inc.	65,796	$2,125,211
National Presto Industries, Inc.	34,640	3,409,269
Park Aerospace Corp.	105,362	1,543,553
Total Aerospace & Defense		7,078,033
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	63,175	2,815,078
Automobile Components — 1.3%
Dana, Inc.	463,639	5,359,667
LCI Industries(a)	83,298	8,612,180
Patrick Industries, Inc.	58,477	4,858,269
Phinia, Inc.(a)	85,316	4,109,672
Standard Motor Products, Inc.	99,651	3,087,188
Total Automobile Components		26,026,976
Automobiles — 0.5%
Harley-Davidson, Inc.(a)	243,227	7,328,429
Winnebago Industries, Inc.	79,455	3,796,360
Total Automobiles		11,124,789
Banks — 16.5%
1st Source Corp.	49,392	2,883,505
Amalgamated Financial Corp.	32,596	1,090,988
Amerant Bancorp, Inc.	34,331	769,358
Arrow Financial Corp.	19,550	561,280
Associated Banc-Corp.	390,790	9,339,881
Atlantic Union Bankshares Corp.(a)	187,279	7,094,129
Banc of California, Inc.	174,162	2,692,545
BancFirst Corp.	46,576	5,457,776
Bank First Corp.	10,184	1,009,133
Bank of Hawaii Corp.	90,426	6,441,948
Bank of Marin Bancorp	20,115	478,134
Bank7 Corp.	13,241	617,825
BankUnited, Inc.	134,416	5,130,659
Banner Corp.	57,315	3,826,923
Bar Harbor Bankshares	18,190	556,250
Berkshire Hills Bancorp, Inc.	61,262	1,741,679
Brookline Bancorp, Inc.	197,253	2,327,585
Burke & Herbert Financial Services Corp.	23,784	1,483,170
Business First Bancshares, Inc.	26,798	688,709
Byline Bancorp, Inc.	46,642	1,352,618
Camden National Corp.	25,470	1,088,588
Capital Bancorp, Inc.	15,119	430,891
Capital City Bank Group, Inc.	22,915	839,835
Capitol Federal Financial, Inc.	274,509	1,622,348
Cathay General Bancorp	130,392	6,207,963
Central Pacific Financial Corp.	45,325	1,316,691
Citizens & Northern Corp.	48	893
City Holding Co.	33,091	3,920,622
Civista Bancshares, Inc.	56	1,178
CNB Financial Corp.	31,673	787,391
Community Financial System, Inc.	85,874	5,296,708
Community Trust Bancorp, Inc.	40,278	2,135,942
ConnectOne Bancorp, Inc.	49,362	1,130,883
CVB Financial Corp.	316,760	6,781,832
Dime Community Bancshares, Inc.	72,918	2,241,135
Eagle Bancorp, Inc.	31,778	827,181
Eastern Bankshares, Inc.	613,557	10,583,858
Enterprise Financial Services Corp.	41,620	2,347,368
Equity Bancshares, Inc., Class A	19,731	836,989
Farmers National Banc Corp.	74,416	1,058,196
FB Financial Corp.	42,290	2,178,358
Fidelity D&D Bancorp, Inc.	4,504	219,795
Financial Institutions, Inc.	55,226	1,507,118
First Bancorp/Southern Pines NC	43,597	1,916,960
First Bancshares, Inc.	44,253	1,548,855
First Bank	33,217	467,363
First Busey Corp.	117,561	2,770,913
First Business Financial Services, Inc.	9,197	425,729
First Commonwealth Financial Corp.	185,796	3,143,668
First Community Bankshares, Inc.	32,285	1,344,347
First Financial Bancorp	228,714	6,147,832
First Financial Corp.	23,001	1,062,416
First Hawaiian, Inc.(a)	333,607	8,657,102
First Internet Bancorp	7,121	256,285
First Interstate BancSystem, Inc., Class A	398,432	12,937,087
First Merchants Corp.	121,686	4,854,055
First Mid Bancshares, Inc.	41,561	1,530,276
First Northwest Bancorp	8,311	84,772
First of Long Island Corp.	44,080	514,854
Five Star Bancorp	27,779	835,870
Flushing Financial Corp.	47,878	683,698
FS Bancorp, Inc.	12,223	501,876
Fulton Financial Corp.	383,414	7,392,222
German American Bancorp, Inc.(a)	43,723	1,758,539
Great Southern Bancorp, Inc.	12,768	762,250
Guaranty Bancshares, Inc.	18,216	630,274
Hanmi Financial Corp.	58,877	1,390,675
HarborOne Bancorp, Inc.	52,029	615,503
HBT Financial, Inc.	65,402	1,432,304
Heartland Financial USA, Inc.	43,356	2,657,940
Heritage Commerce Corp.	158,527	1,486,983
Heritage Financial Corp.	60,665	1,486,292
Hilltop Holdings, Inc.	94,984	2,719,392
Hope Bancorp, Inc.	293,959	3,612,756
Horizon Bancorp, Inc.	79,461	1,280,117
Independent Bank Corp.	112,845	6,486,619
International Bancshares Corp.	115,841	7,316,518
Investar Holding Corp.	36	791
Kearny Financial Corp.	120,541	853,430
Lakeland Financial Corp.(a)	37,810	2,599,816
Live Oak Bancshares, Inc.	37,164	1,469,836
Mercantile Bank Corp.	24,285	1,080,440
Metrocity Bankshares, Inc.	43,595	1,392,860
Mid Penn Bancorp, Inc.(a)	22,557	650,544
Middlefield Banc Corp.	10,073	282,548
Midland States Bancorp, Inc.	44,996	1,097,902
MidWestOne Financial Group, Inc.	25,711	748,704
National Bank Holdings Corp., Class A	55,856	2,405,159
NBT Bancorp, Inc.(a)	80,917	3,864,596
Nicolet Bankshares, Inc.	13,443	1,410,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
Northeast Bank	6,121	$561,479
Northeast Community Bancorp, Inc.	18,583	454,540
Northfield Bancorp, Inc.	74,795	869,118
Northrim BanCorp, Inc.	10,236	797,794
Northwest Bancshares, Inc.	452,506	5,968,554
OceanFirst Financial Corp.	130,813	2,367,715
Old Second Bancorp, Inc.	46,949	834,753
Orange County Bancorp, Inc.	5,059	281,129
Origin Bancorp, Inc.	26,461	880,887
Orrstown Financial Services, Inc.	21,501	787,152
Pacific Premier Bancorp, Inc.	311,095	7,752,487
Park National Corp.(a)	23,691	4,061,348
Pathward Financial, Inc.	23,285	1,713,310
Peapack-Gladstone Financial Corp.	19,151	613,790
Peoples Bancorp, Inc.	104,424	3,309,197
Peoples Financial Services Corp.	18,646	954,302
Plumas Bancorp	6,956	328,741
Preferred Bank	35,136	3,035,048
Premier Financial Corp.	84,560	2,162,199
Primis Financial Corp.	61,879	721,509
Princeton Bancorp, Inc.	7,948	273,650
Provident Financial Services, Inc.	395,912	7,470,859
QCR Holdings, Inc.	14,136	1,139,927
Red River Bancshares, Inc.	6,349	342,719
Renasant Corp.(a)	87,049	3,112,002
Republic Bancorp, Inc., Class A	34,456	2,407,441
S&T Bancorp, Inc.	73,680	2,816,050
Sandy Spring Bancorp, Inc.	95,969	3,235,115
Seacoast Banking Corp. of Florida	101,202	2,786,091
Shore Bancshares, Inc.	51,282	812,820
Sierra Bancorp	29,479	852,533
Simmons First National Corp., Class A	268,479	5,954,864
SmartFinancial, Inc.	21,045	651,974
South Plains Financial, Inc.	15,711	545,957
Southern Missouri Bancorp, Inc.	12,485	716,264
Southern States Bancshares, Inc.	10,387	345,991
Southside Bancshares, Inc.	73,802	2,343,951
Stellar Bancorp, Inc.	87,361	2,476,684
Stock Yards Bancorp, Inc.	35,635	2,551,822
Tompkins Financial Corp.	24,742	1,678,250
Towne Bank	128,847	4,388,529
TriCo Bancshares	50,023	2,186,005
TrustCo Bank Corp.	43,883	1,461,743
Trustmark Corp.	94,223	3,332,667
United Community Banks, Inc.	228,860	7,394,467
Unity Bancorp, Inc.	7,839	341,859
Univest Financial Corp.	31,414	927,027
Veritex Holdings, Inc.	86,203	2,341,273
WaFd, Inc.	162,503	5,239,097
Washington Trust Bancorp, Inc.	27,795	871,373
WesBanco, Inc.	147,289	4,792,784
West BanCorp, Inc.	31,233	676,194
Westamerica BanCorp	47,740	2,504,440
WSFS Financial Corp.	52,101	2,768,126
Total Banks		337,670,731
Beverages — 0.1%
MGP Ingredients, Inc.(a)	48,128	1,894,799
Broadline Retail — 1.3%
Macy's, Inc.	924,648	15,654,291
Nordstrom, Inc.	437,707	10,570,624
Total Broadline Retail		26,224,915
Building Products — 0.8%
Apogee Enterprises, Inc.(a)	46,270	3,304,141
AZZ, Inc.(a)	32,671	2,676,408
Griffon Corp.	64,731	4,613,378
Insteel Industries, Inc.	105,840	2,858,739
Quanex Building Products Corp.	85,447	2,071,235
Total Building Products		15,523,901
Capital Markets — 2.1%
Bridge Investment Group Holdings, Inc., Class A	108,066	907,754
Brightsphere Investment Group, Inc.	33,890	892,663
Diamond Hill Investment Group, Inc.	4,263	661,191
DigitalBridge Group, Inc.	139,341	1,571,766
Ellington Credit Co.	115,607	765,318
Federated Hermes, Inc.	233,695	9,607,201
GCM Grosvenor, Inc., Class A	133,476	1,637,751
Oppenheimer Holdings, Inc., Class A	10,886	697,684
Perella Weinberg Partners	46,877	1,117,548
PJT Partners, Inc., Class A(a)	19,893	3,139,314
Victory Capital Holdings, Inc., Class A	172,567	11,296,236
Virtu Financial, Inc., Class A	219,192	7,820,771
Virtus Investment Partners, Inc.	15,953	3,518,913
Total Capital Markets		43,634,110
Chemicals — 3.4%
AdvanSix, Inc.	70,744	2,015,497
Ashland, Inc.	92,982	6,644,494
Hawkins, Inc.(a)	22,090	2,709,780
HB Fuller Co.	87,455	5,901,463
Huntsman Corp.	705,125	12,713,404
Innospec, Inc.	36,047	3,967,333
Koppers Holdings, Inc.	49,898	1,616,695
Kronos Worldwide, Inc.	310,458	3,026,966
Mativ Holdings, Inc.	245,995	2,681,345
Minerals Technologies, Inc.	29,945	2,282,108
Northern Technologies International Corp.	55,768	752,310
Quaker Chemical Corp.	26,167	3,683,267
Scotts Miracle-Gro Co.	163,279	10,831,929
Sensient Technologies Corp.	82,499	5,878,879
Stepan Co.	54,360	3,517,092
Valhi, Inc.	83,809	1,960,293
Total Chemicals		70,182,855
Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	96,959	4,962,362
ACCO Brands Corp.	479,255	2,516,089
Acme United Corp.	21,747	811,815
Aris Water Solutions, Inc., Class A	88,694	2,124,221
Brady Corp., Class A	78,420	5,791,317
Brink's Co.	48,728	4,520,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
CompX International, Inc.	53,489	$1,398,737
Deluxe Corp.	217,284	4,908,446
Ennis, Inc.	147,898	3,119,169
HNI Corp.	144,665	7,286,776
Interface, Inc.	65,157	1,586,573
Matthews International Corp., Class A	119,999	3,321,572
MillerKnoll, Inc.	203,167	4,589,542
Pitney Bowes, Inc.	514,466	3,724,734
Quad/Graphics, Inc.	187,644	1,307,879
Steelcase, Inc., Class A	308,341	3,644,591
UniFirst Corp.	14,084	2,409,632
Vestis Corp.	173,611	2,645,832
Virco Mfg. Corp.	94,991	973,658
VSE Corp.(a)	17,302	1,645,420
Total Commercial Services & Supplies		63,288,861
Construction & Engineering — 0.5%
Argan, Inc.	24,047	3,295,401
Granite Construction, Inc.	38,626	3,387,886
Primoris Services Corp.	44,993	3,437,465
Total Construction & Engineering		10,120,752
Construction Materials — 0.2%
U.S. Lime & Minerals, Inc.	24,534	3,256,643
Consumer Finance — 0.5%
Bread Financial Holdings, Inc.	40,982	2,502,361
Navient Corp.	303,323	4,031,163
Nelnet, Inc., Class A	22,729	2,427,684
PROG Holdings, Inc.	38,122	1,611,036
Regional Management Corp.	21,753	739,167
Total Consumer Finance		11,311,411
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	72,198	2,925,463
Ingles Markets, Inc., Class A	29,309	1,888,672
Natural Grocers by Vitamin Cottage, Inc.	58,168	2,310,433
PriceSmart, Inc.	57,683	5,316,642
SpartanNash Co.	184,799	3,385,518
Village Super Market, Inc., Class A	60,739	1,936,967
Weis Markets, Inc.	56,188	3,805,051
Total Consumer Staples Distribution & Retail		21,568,746
Containers & Packaging — 0.8%
Greif, Inc., Class A	77,364	4,728,488
Myers Industries, Inc.	191,850	2,118,024
Pactiv Evergreen, Inc.	440,767	7,700,199
TriMas Corp.	74,969	1,843,488
Total Containers & Packaging		16,390,199
Distributors — 0.2%
A-Mark Precious Metals, Inc.	90,695	2,485,043
Weyco Group, Inc.	49,751	1,868,150
Total Distributors		4,353,193
Diversified Consumer Services — 0.7%
Carriage Services, Inc.	55,939	2,229,169
Graham Holdings Co., Class B	3,411	2,974,119
Perdoceo Education Corp.	142,437	3,770,307
Strategic Education, Inc.	56,282	5,257,865
Total Diversified Consumer Services		14,231,460
Diversified REITs — 1.1%
Alexander & Baldwin, Inc.	54,483	966,528
Alpine Income Property Trust, Inc.	18,024	302,623
American Assets Trust, Inc.(a)	56,806	1,491,726
Armada Hoffler Properties, Inc.	106,006	1,084,441
Broadstone Net Lease, Inc.	980,069	15,543,894
CTO Realty Growth, Inc.	44,512	877,332
Empire State Realty Trust, Inc., Class A	137,784	1,421,931
Gladstone Commercial Corp.	42,734	694,000
One Liberty Properties, Inc.	23,725	646,269
Total Diversified REITs		23,028,744
Diversified Telecommunication Services — 1.2%
ATN International, Inc.	82,802	1,391,902
Cogent Communications Holdings, Inc.	187,556	14,454,941
IDT Corp., Class B	38,358	1,822,772
Iridium Communications, Inc.	206,595	5,995,387
Total Diversified Telecommunication Services		23,665,002
Electric Utilities — 1.4%
Genie Energy Ltd., Class B	133,446	2,080,423
MGE Energy, Inc.	82,723	7,772,653
Otter Tail Corp.	89,394	6,600,853
TXNM Energy, Inc.	234,921	11,551,066
Total Electric Utilities		28,004,995
Electrical Equipment — 0.8%
Allient, Inc.	59,119	1,435,409
Atkore, Inc.	51,834	4,325,547
EnerSys	43,867	4,054,627
LSI Industries, Inc.	104,702	2,033,313
Powell Industries, Inc.(a)	9,431	2,090,381
Preformed Line Products Co.	11,779	1,505,239
Total Electrical Equipment		15,444,516
Electronic Equipment, Instruments & Components — 1.3%
Advanced Energy Industries, Inc.(a)	31,560	3,649,283
Bel Fuse, Inc., Class B	19,525	1,610,227
Benchmark Electronics, Inc.	67,160	3,049,064
Climb Global Solutions, Inc.	12,769	1,618,471
Crane NXT Co.(a)	64,388	3,748,669
CTS Corp.	33,705	1,777,265
Methode Electronics, Inc.	180,010	2,122,318
Napco Security Technologies, Inc.(a)	66,163	2,352,756
PC Connection, Inc.	28,964	2,006,336
Richardson Electronics Ltd.	49,942	700,686
Vishay Intertechnology, Inc.(a)	264,490	4,480,461
Total Electronic Equipment, Instruments & Components		27,115,536
Energy Equipment & Services — 3.5%
Archrock, Inc.	390,467	9,718,724
Atlas Energy Solutions, Inc.(a)	388,680	8,620,922
Cactus, Inc., Class A	78,771	4,597,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
Core Laboratories, Inc.	70,899	$1,227,262
Energy Services of America Corp.	102,683	1,295,859
Helmerich & Payne, Inc.(a)	247,905	7,937,918
Kodiak Gas Services, Inc.	267,602	10,926,190
Liberty Energy, Inc.(a)	286,445	5,697,391
Patterson-UTI Energy, Inc.	1,325,552	10,949,059
Ranger Energy Services, Inc., Class A	114,105	1,766,345
RPC, Inc.(a)	628,340	3,732,340
Select Water Solutions, Inc.	239,785	3,174,753
Solaris Energy Infrastructure, Inc.	102,588	2,952,483
Total Energy Equipment & Services		72,596,322
Entertainment — 0.1%
Marcus Corp.	87,697	1,885,485
Financial Services — 3.0%
Alerus Financial Corp.	33,630	647,041
Cannae Holdings, Inc.	59,688	1,185,404
Cass Information Systems, Inc.	17,220	704,470
Federal Agricultural Mortgage Corp., Class C	14,800	2,914,860
HA Sustainable Infrastructure Capital, Inc.	434,788	11,665,362
Merchants Bancorp	38,326	1,397,749
NewtekOne, Inc.	93,926	1,199,435
TFS Financial Corp.	1,132,180	14,220,181
UWM Holdings Corp.	300,459	1,763,695
Walker & Dunlop, Inc.(a)	52,192	5,073,584
Western Union Co.	1,872,515	19,848,659
Total Financial Services		60,620,440
Food Products — 1.4%
Alico, Inc.	24,855	644,490
Calavo Growers, Inc.	95,636	2,438,718
J & J Snack Foods Corp.	47,786	7,413,042
John B Sanfilippo & Son, Inc.	34,786	3,030,209
Limoneira Co.	73,853	1,806,444
Seaboard Corp.	880	2,138,101
Tootsie Roll Industries, Inc.	75,853	2,452,328
Utz Brands, Inc.	145,402	2,276,995
WK Kellogg Co.(a)	358,689	6,452,815
Total Food Products		28,653,142
Gas Utilities — 2.7%
Chesapeake Utilities Corp.	40,072	4,862,737
MDU Resources Group, Inc.	659,305	11,880,676
Northwest Natural Holding Co.	166,631	6,591,923
ONE Gas, Inc.(a)	162,192	11,231,796
RGC Resources, Inc.	52,320	1,049,539
Spire, Inc.	299,307	20,301,994
Total Gas Utilities		55,918,665
Ground Transportation — 0.8%
ArcBest Corp.(a)	21,033	1,962,799
Covenant Logistics Group, Inc.	32,162	1,753,151
FTAI Infrastructure, Inc.	273,296	1,984,129
Heartland Express, Inc.	157,038	1,761,966
Marten Transport Ltd.	178,888	2,792,442
Universal Logistics Holdings, Inc.	47,181	2,167,495
Werner Enterprises, Inc.	102,129	3,668,474
Total Ground Transportation		16,090,456
Health Care Equipment & Supplies — 1.2%
CONMED Corp.	45,524	3,115,663
Dentsply Sirona, Inc.	568,549	10,791,060
Embecta Corp.	191,066	3,945,513
iRadimed Corp.	37,342	2,053,810
LeMaitre Vascular, Inc.(a)	29,177	2,688,369
Utah Medical Products, Inc.	22,003	1,352,524
Total Health Care Equipment & Supplies		23,946,939
Health Care Providers & Services — 1.7%
National HealthCare Corp.	43,850	4,716,506
National Research Corp.	115,286	2,033,645
Patterson Cos., Inc.	374,548	11,558,551
Premier, Inc., Class A(a)	354,027	7,505,372
Select Medical Holdings Corp.	303,224	5,715,773
U.S. Physical Therapy, Inc.	33,304	2,954,398
Total Health Care Providers & Services		34,484,245
Health Care REITs — 1.9%
American Healthcare REIT, Inc.	132,750	3,772,755
LTC Properties, Inc.	97,819	3,379,646
National Health Investors, Inc.	131,437	9,108,584
Sabra Health Care REIT, Inc.	1,277,111	22,119,563
Universal Health Realty Income Trust	17,973	668,775
Total Health Care REITs		39,049,323
Health Care Technology — 0.1%
HealthStream, Inc.	53,839	1,712,080
Hotel & Resort REITs — 0.8%
Chatham Lodging Trust	102	913
DiamondRock Hospitality Co.	180,425	1,629,238
Park Hotels & Resorts, Inc.	528,499	7,435,981
Pebblebrook Hotel Trust	100,208	1,357,818
RLJ Lodging Trust	125,155	1,277,832
Summit Hotel Properties, Inc.	112,734	772,228
Sunstone Hotel Investors, Inc.	162,331	1,921,999
Xenia Hotels & Resorts, Inc.	91,046	1,352,944
Total Hotel & Resort REITs		15,748,953
Hotels, Restaurants & Leisure — 3.5%
Cheesecake Factory, Inc.(a)	145,286	6,892,368
Dine Brands Global, Inc.	87,279	2,627,098
Golden Entertainment, Inc.	104,919	3,315,440
Krispy Kreme, Inc.(a)	294,755	2,926,917
Marriott Vacations Worldwide Corp.	94,713	8,505,227
Monarch Casino & Resort, Inc.	43,859	3,460,475
Nathan's Famous, Inc.	20,880	1,641,377
Papa John's International, Inc.(a)	121,236	4,979,163
RCI Hospitality Holdings, Inc.	34,445	1,979,554
Red Rock Resorts, Inc., Class A	113,688	5,256,933
Travel & Leisure Co.	302,146	15,243,266
Wendy's Co.(a)	905,404	14,758,085
Total Hotels, Restaurants & Leisure		71,585,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	68	$941
Century Communities, Inc.	45,432	3,332,892
Cricut, Inc., Class A	260,285	1,483,625
Ethan Allen Interiors, Inc.	135,874	3,819,418
Flexsteel Industries, Inc.	25,562	1,389,039
Hamilton Beach Brands Holding Co., Class A	57,678	970,721
Hooker Furnishings Corp.	60,418	846,456
La-Z-Boy, Inc.(a)	90,097	3,925,526
Lifetime Brands, Inc.	200	1,182
Newell Brands, Inc.	986,815	9,828,677
Worthington Enterprises, Inc.	91,548	3,671,990
Total Household Durables		29,270,467
Household Products — 1.1%
Energizer Holdings, Inc.	279,207	9,741,532
Oil-Dri Corp. of America	26,446	2,317,728
Spectrum Brands Holdings, Inc.	55,386	4,679,563
WD-40 Co.	23,628	5,734,043
Total Household Products		22,472,866
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.	151,173	10,074,169
LXP Industrial Trust	495,300	4,021,836
Plymouth Industrial REIT, Inc.	67,358	1,198,972
Total Industrial REITs		15,294,977
Insurance — 1.6%
AMERISAFE, Inc.	40,793	2,102,471
CNO Financial Group, Inc.	110,948	4,128,375
Donegal Group, Inc., Class A	51,775	800,959
Employers Holdings, Inc.	46,451	2,379,685
HCI Group, Inc.(a)	8,296	966,733
Horace Mann Educators Corp.	130,166	5,106,412
Investors Title Co.	8,782	2,079,226
Mercury General Corp.	88,466	5,881,220
Safety Insurance Group, Inc.	59,943	4,939,303
Stewart Information Services Corp.	44,361	2,993,924
Tiptree, Inc.	35,432	739,112
United Fire Group, Inc.	22,758	647,465
Universal Insurance Holdings, Inc.	38,252	805,587
Total Insurance		33,570,472
Interactive Media & Services — 0.2%
Shutterstock, Inc.(a)	133,968	4,065,929
IT Services — 0.2%
CSP, Inc.	45,975	738,818
Hackett Group, Inc.	86,821	2,667,141
Information Services Group, Inc.	268,090	895,421
Total IT Services		4,301,380
Leisure Products — 1.3%
Acushnet Holdings Corp.(a)	96,146	6,834,058
Clarus Corp.	227,725	1,027,040
Escalade, Inc.	69,150	987,462
Johnson Outdoors, Inc., Class A	55,490	1,831,170
Marine Products Corp.	191,892	1,759,649
Polaris, Inc.(a)	187,790	10,820,460
Smith & Wesson Brands, Inc.	223,346	2,256,911
Sturm Ruger & Co., Inc.	63,064	2,230,574
Total Leisure Products		27,747,324
Life Sciences Tools & Services — 0.1%
Mesa Laboratories, Inc.	11,788	1,554,484
Machinery — 3.9%
Alamo Group, Inc.	10,932	2,032,368
Albany International Corp., Class A	47,106	3,767,067
Astec Industries, Inc.	55,343	1,859,525
Atmus Filtration Technologies, Inc.	71,426	2,798,471
Columbus McKinnon Corp.	49,222	1,833,027
Douglas Dynamics, Inc.	127,544	3,013,865
Eastern Co.	36,487	968,365
Enerpac Tool Group Corp.	49,504	2,034,119
Enpro, Inc.(a)	18,153	3,130,485
ESCO Technologies, Inc.	21,818	2,906,376
Gorman-Rupp Co.	84,545	3,205,946
Greenbrier Cos., Inc.(a)	60,939	3,716,670
Helios Technologies, Inc.	42,160	1,882,022
Hurco Cos., Inc.	30,129	581,188
Hyster-Yale, Inc.(a)	49,496	2,520,831
John Bean Technologies Corp.	27,927	3,549,522
Kennametal, Inc.	209,139	5,023,519
Lindsay Corp.	19,199	2,271,434
Miller Industries, Inc.	32,854	2,147,337
Mueller Water Products, Inc., Class A(a)	237,467	5,343,008
Omega Flex, Inc.	49,827	2,091,239
Park-Ohio Holdings Corp.	68,014	1,786,728
REV Group, Inc.	67,257	2,143,481
Shyft Group, Inc.	135,937	1,595,900
Standex International Corp.(a)	12,672	2,369,537
Tennant Co.	33,815	2,756,937
Terex Corp.	83,296	3,849,941
Trinity Industries, Inc.	217,915	7,648,817
Twin Disc, Inc.	63,134	741,824
Total Machinery		79,569,549
Media — 1.5%
Cable One, Inc.	15,332	5,552,024
Emerald Holding, Inc.	449,967	2,168,841
Entravision Communications Corp., Class A	431,540	1,014,119
Gray Television, Inc.	490,275	1,544,366
John Wiley & Sons, Inc., Class A	122,130	5,338,302
Scholastic Corp.	120,079	2,561,285
Sinclair, Inc.	236,362	3,814,883
TEGNA, Inc.(a)	393,170	7,191,079
Townsquare Media, Inc., Class A	69,146	628,537
Total Media		29,813,436
Metals & Mining — 1.4%
Arch Resources, Inc.(a)	16,321	2,304,852
Hecla Mining Co.	709,259	3,482,462
Kaiser Aluminum Corp.(a)	60,139	4,225,967
Materion Corp.	18,736	1,852,616
Mesabi Trust	68,668	1,930,257
Olympic Steel, Inc.	47,312	1,552,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
Ramaco Resources, Inc., Class A(a)	213,291	$2,188,366
Ryerson Holding Corp.	131,648	2,436,804
SunCoke Energy, Inc.	347,144	3,714,441
Warrior Met Coal, Inc.(a)	46,049	2,497,698
Worthington Steel, Inc.	87,553	2,785,936
Total Metals & Mining		28,971,706
Multi-Utilities — 2.5%
Avista Corp.	444,021	16,264,489
Black Hills Corp.	225,673	13,206,384
Northwestern Energy Group, Inc.	342,259	18,297,166
Unitil Corp.	76,237	4,131,283
Total Multi-Utilities		51,899,322
Office REITs — 1.0%
COPT Defense Properties	221,141	6,844,314
Douglas Emmett, Inc.	138,868	2,577,390
Easterly Government Properties, Inc.(a)	168	1,909
Highwoods Properties, Inc.	260,938	7,979,484
JBG SMITH Properties	87,134	1,339,250
Peakstone Realty Trust	62	686
Piedmont Office Realty Trust, Inc., Class A	136,093	1,245,251
Postal Realty Trust, Inc., Class A	68	887
Total Office REITs		19,989,171
Oil, Gas & Consumable Fuels — 3.8%
Berry Corp.	236,099	975,089
CONSOL Energy, Inc.(a)	28,757	3,067,797
Crescent Energy Co., Class A	499,238	7,293,867
Evolution Petroleum Corp.	157,290	822,627
Excelerate Energy, Inc., Class A	59,131	1,788,713
FutureFuel Corp.	220,529	1,166,598
Granite Ridge Resources, Inc.(a)	753,329	4,866,505
HighPeak Energy, Inc.(a)	206,913	3,041,621
Kinetik Holdings, Inc.	333,210	18,896,339
NACCO Industries, Inc., Class A	28,169	840,000
Northern Oil & Gas, Inc.	327,152	12,156,968
Peabody Energy Corp.	180,115	3,771,608
PHX Minerals, Inc.	202,567	810,268
Riley Exploration Permian, Inc.	114,567	3,656,979
SandRidge Energy, Inc.	237,632	2,782,671
VAALCO Energy, Inc.	602,327	2,632,169
Vitesse Energy, Inc.	164,245	4,106,125
W&T Offshore, Inc.(a)	910,144	1,510,839
World Kinect Corp.	145,087	3,991,343
Total Oil, Gas & Consumable Fuels		78,178,126
Paper & Forest Products — 0.3%
Sylvamo Corp.	75,774	5,987,661
Personal Care Products — 0.7%
Edgewell Personal Care Co.(a)	94,868	3,187,565
Inter Parfums, Inc.	61,113	8,036,970
Lifevantage Corp.	64,230	1,125,952
Nu Skin Enterprises, Inc., Class A	247,448	1,704,917
Total Personal Care Products		14,055,404
Pharmaceuticals — 1.1%
Organon & Co.	1,405,293	20,966,972
Phibro Animal Health Corp., Class A	103,171	2,166,591
Total Pharmaceuticals		23,133,563
Professional Services — 3.1%
Alight, Inc., Class A	1,020,042	7,058,691
Barrett Business Services, Inc.	55,603	2,415,394
CRA International, Inc.	12,924	2,419,373
CSG Systems International, Inc.	91,588	4,681,063
Heidrick & Struggles International, Inc.	51,111	2,264,728
HireQuest, Inc.	86,467	1,224,373
ICF International, Inc.	16,228	1,934,540
Insperity, Inc.	96,692	7,494,597
Kelly Services, Inc., Class A	149,258	2,080,656
Kforce, Inc.	56,235	3,188,524
Korn Ferry	89,495	6,036,438
ManpowerGroup, Inc.	194,859	11,247,261
Maximus, Inc.	124,938	9,326,622
Resources Connection, Inc.	201,201	1,716,245
Total Professional Services		63,088,505
Real Estate Management & Development — 0.4%
eXp World Holdings, Inc.(a)	127,285	1,465,050
Kennedy-Wilson Holdings, Inc.	90,009	899,190
Marcus & Millichap, Inc.	32,834	1,256,229
Newmark Group, Inc., Class A	130,280	1,668,887
RMR Group, Inc., Class A	32	660
St. Joe Co.(a)	50,463	2,267,303
Total Real Estate Management & Development		7,557,319
Residential REITs — 0.3%
BRT Apartments Corp.	28,239	509,149
Centerspace	14,788	978,226
Elme Communities	86,609	1,322,519
NexPoint Residential Trust, Inc.	24,310	1,014,943
UMH Properties, Inc.	73,784	1,393,042
Veris Residential, Inc.	89,344	1,485,791
Total Residential REITs		6,703,670
Retail REITs — 1.3%
Acadia Realty Trust	89,447	2,161,039
Alexander's, Inc.	3,957	791,637
CBL & Associates Properties, Inc.	33,316	979,823
Getty Realty Corp.	128,592	3,874,477
InvenTrust Properties Corp.	68,359	2,059,657
Macerich Co.	213,105	4,245,052
NETSTREIT Corp.(a)	85,498	1,209,797
Retail Opportunity Investments Corp.	104,406	1,812,488
Saul Centers, Inc.	25,905	1,005,114
SITE Centers Corp.	116	1,774
Tanger, Inc.	154,429	5,270,662
Urban Edge Properties	96,919	2,083,758
Whitestone REIT	61,251	867,927
Total Retail REITs		26,363,205
Semiconductors & Semiconductor Equipment — 0.3%
NVE Corp.	24,897	2,027,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
Power Integrations, Inc.	76,728	$4,734,117
Total Semiconductors & Semiconductor Equipment		6,761,480
Software — 0.7%
A10 Networks, Inc.	186,142	3,425,013
Adeia, Inc.	225,884	3,157,858
Clear Secure, Inc., Class A(a)	176,187	4,693,622
Logility Supply Chain Solutions, Inc.	136,111	1,508,110
ReposiTrak, Inc.(a)	65,692	1,453,764
Total Software		14,238,367
Specialized REITs — 2.4%
EPR Properties	414,797	18,367,211
Farmland Partners, Inc.	44,021	517,687
Four Corners Property Trust, Inc.	79,523	2,158,254
Gladstone Land Corp.	70,756	767,703
National Storage Affiliates Trust	271,017	10,274,254
Outfront Media, Inc.	763,833	13,550,397
PotlatchDeltic Corp.	70,611	2,771,482
Safehold, Inc.	45,210	835,481
Total Specialized REITs		49,242,469
Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.	75,001	4,314,807
American Eagle Outfitters, Inc.	420,605	7,011,485
Arko Corp.(a)	360,624	2,376,512
Buckle, Inc.	259,686	13,194,646
Build-A-Bear Workshop, Inc.(a)	66,233	3,049,367
Caleres, Inc.	67,301	1,558,691
Camping World Holdings, Inc., Class A	152,684	3,218,579
Designer Brands, Inc., Class A(a)	188,504	1,006,611
Haverty Furniture Cos., Inc.	81,710	1,818,865
J Jill, Inc.	68,832	1,901,140
Monro, Inc.	146,029	3,621,519
Shoe Carnival, Inc.(a)	73,482	2,430,785
Sonic Automotive, Inc., Class A	54,377	3,444,783
Upbound Group, Inc.	218,824	6,383,096
Winmark Corp.	10,351	4,068,668
Total Specialty Retail		59,399,554
Technology Hardware, Storage & Peripherals — 0.1%
Immersion Corp.(a)	177,844	1,552,578
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.(a)	172,651	9,355,958
Lakeland Industries, Inc.	38,721	989,322
Movado Group, Inc.	88,788	1,747,348
Oxford Industries, Inc.	56,232	4,429,957
Rocky Brands, Inc.	36,301	827,663
Steven Madden Ltd.	171,504	7,292,350
Superior Group of Cos., Inc.	88,610	1,464,723
Wolverine World Wide, Inc.	156,562	3,475,676
Total Textiles, Apparel & Luxury Goods		29,582,997
Tobacco — 0.4%
Turning Point Brands, Inc.	31,925	1,918,692
Universal Corp.	128,357	7,039,098
Total Tobacco		8,957,790
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc.	175,976	$1,150,883
Global Industrial Co.	155,892	3,864,563
H&E Equipment Services, Inc.(a)	73,455	3,596,357
Karat Packaging, Inc.	101,076	3,058,560
McGrath RentCorp	38,324	4,285,389
Willis Lease Finance Corp.	10,300	2,137,765
Total Trading Companies & Distributors		18,093,517
Water Utilities — 1.5%
American States Water Co.	108,653	8,444,511
Artesian Resources Corp., Class A	55,098	1,742,199
California Water Service Group	179,177	8,122,093
Global Water Resources, Inc.	136,627	1,571,210
Middlesex Water Co.	52,349	2,755,128
SJW Group	104,942	5,165,245
York Water Co.	72,130	2,360,094
Total Water Utilities		30,160,480
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	132,307	1,668,391
Spok Holdings, Inc.(a)	114,372	1,835,671
Telephone & Data Systems, Inc.	92,663	3,160,735
Total Wireless Telecommunication Services		6,664,797
Total United States		2,024,490,763
Puerto Rico — 0.7%
Banks — 0.6%
First BanCorp	509,443	9,470,545
OFG Bancorp	90,465	3,828,479
Total Banks		13,299,024
Financial Services — 0.1%
EVERTEC, Inc.	51,421	1,775,567
Total Puerto Rico		15,074,591
Singapore — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Kulicke & Soffa Industries, Inc.	95,340	4,448,564
TOTAL COMMON STOCKS (COST: $1,876,348,588)		2,044,013,918
EXCHANGE-TRADED FUND — 0.2%
United States — 0.2%
WisdomTree U.S. MidCap Dividend Fund(a)(b)
(Cost: $3,688,415)	72,831	3,712,196
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $2,373,550)	2,373,550	2,373,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $15,302,088)	15,302,088	$15,302,088
TOTAL INVESTMENTS IN SECURITIES — 100.6% (Cost: $1,897,712,641)		2,065,401,752
Other Liabilities less Assets — (0.6)%		(13,159,163)
NET ASSETS — 100.0%		$2,052,242,589

(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $178,982,397 and the total market value of the collateral held by the Fund was $184,933,860. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $169,631,772.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,004,154	$8,917,453	$(7,076,910)	$(96,943)	$(35,558)	$3,712,196	$39,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,044,013,918	$–	$–	$2,044,013,918
Exchange-Traded Fund	3,712,196	–	–	3,712,196
Mutual Fund	–	2,373,550	–	2,373,550
Investment of Cash Collateral for Securities Loaned	–	15,302,088	–	15,302,088
Total Investments in Securities	$2,047,726,114	$17,675,638	$–	$2,065,401,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.6%
United States — 96.2%
Aerospace & Defense — 0.4%
AAR Corp.*	14,285	$875,385
AerSale Corp.*	7,115	44,824
Byrna Technologies, Inc.*(a)	4,890	140,881
Cadre Holdings, Inc.(a)	8,543	275,939
Ducommun, Inc.*	4,988	317,536
Triumph Group, Inc.*	14,196	264,897
V2X, Inc.*	18,602	889,734
Total Aerospace & Defense		2,809,196
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A	19,630	874,713
Radiant Logistics, Inc.*	14,918	99,950
Total Air Freight & Logistics		974,663
Automobile Components — 1.7%
Adient PLC*	68,228	1,175,568
American Axle & Manufacturing Holdings, Inc.*	70,108	408,730
Dana, Inc.	63,669	736,014
Gentherm, Inc.*	18,724	747,556
Holley, Inc.*	37,469	113,156
LCI Industries(a)	9,182	949,327
Patrick Industries, Inc.(a)	14,667	1,218,534
Phinia, Inc.(a)	26,159	1,260,079
Standard Motor Products, Inc.	16,754	519,039
Visteon Corp.*	41,760	3,704,947
XPEL, Inc.*	9,058	361,777
Total Automobile Components		11,194,727
Automobiles — 0.1%
Winnebago Industries, Inc.	15,981	763,572
Banks — 14.5%
1st Source Corp.	16,277	950,251
ACNB Corp.	4,925	196,163
Amalgamated Financial Corp.	24,302	813,388
Amerant Bancorp, Inc.	13,755	308,250
Arrow Financial Corp.	7,771	223,105
Bancorp, Inc.*(a)	30,715	1,616,530
Bank First Corp.	4,484	444,320
Bank of Hawaii Corp.	15,369	1,094,888
Bank7 Corp.	6,213	289,899
BankUnited, Inc.	43,975	1,678,526
Banner Corp.	18,802	1,255,410
Bar Harbor Bankshares	8,939	273,355
BayCom Corp.	5,646	151,539
BCB Bancorp, Inc.	14,771	174,889
Berkshire Hills Bancorp, Inc.	24,478	695,910
Bridgewater Bancshares, Inc.*	15,665	211,634
Brookline Bancorp, Inc.	44,977	530,729
Burke & Herbert Financial Services Corp.	3,361	209,592
Business First Bancshares, Inc.	17,901	460,056
Byline Bancorp, Inc.	32,664	947,256
California BanCorp*	8,585	141,996
Camden National Corp.	8,390	358,589
Capital Bancorp, Inc.	9,345	266,332
Capital City Bank Group, Inc.	10,252	375,736
Capitol Federal Financial, Inc.	59,926	354,163
Carter Bankshares, Inc.*	8,411	147,949
Central Pacific Financial Corp.	15,965	463,783
Chemung Financial Corp.	3,143	153,410
Citizens & Northern Corp.	8,327	154,882
Citizens Financial Services, Inc.	3,134	198,414
City Holding Co.	7,418	878,885
Civista Bancshares, Inc.	10,857	228,431
CNB Financial Corp.	14,807	368,102
Coastal Financial Corp.*(a)	5,083	431,598
Colony Bankcorp, Inc.	8,887	143,436
Columbia Financial, Inc.*(a)	20,103	317,828
Community Financial System, Inc.	21,330	1,315,634
Community Trust Bancorp, Inc.	11,584	614,300
Community West Bancshares	4,445	86,100
ConnectOne Bancorp, Inc.	20,795	476,413
CrossFirst Bankshares, Inc.*	35,962	544,824
Customers Bancorp, Inc.*	30,078	1,464,197
CVB Financial Corp.	71,097	1,522,187
Dime Community Bancshares, Inc.	13,342	410,066
Enterprise Financial Services Corp.	25,016	1,410,902
Equity Bancshares, Inc., Class A	4,242	179,946
Esquire Financial Holdings, Inc.	4,387	348,766
Evans Bancorp, Inc.	2,912	126,090
Farmers & Merchants Bancorp, Inc.	4,937	145,395
Farmers National Banc Corp.	23,534	334,653
FB Financial Corp.	23,334	1,201,934
Fidelity D&D Bancorp, Inc.	2,313	112,874
Financial Institutions, Inc.	14,147	386,072
First Bancorp/Southern Pines NC	18,059	794,054
First Bancshares, Inc.	18,084	632,940
First Bank	20,129	283,215
First Busey Corp.	34,460	812,222
First Business Financial Services, Inc.	6,207	287,322
First Commonwealth Financial Corp.	67,550	1,142,946
First Community Bankshares, Inc.	9,837	409,613
First Community Corp.	3,212	77,088
First Financial Bancorp	63,956	1,719,137
First Financial Corp.	7,873	363,654
First Financial Northwest, Inc.	2,182	47,349
First Foundation, Inc.	17,203	106,831
First Hawaiian, Inc.	69,780	1,810,791
First Internet Bancorp	4,041	145,436
First Merchants Corp.	34,515	1,376,803
First Mid Bancshares, Inc.	14,424	531,092
First of Long Island Corp.	10,387	121,320
First United Corp.	3,753	126,514
Five Star Bancorp	10,789	324,641
Flushing Financial Corp.	10,235	146,156
FS Bancorp, Inc.	5,842	239,872
FVCBankcorp, Inc.*	7,709	96,902
German American Bancorp, Inc.(a)	15,661	629,885
Great Southern Bancorp, Inc.	8,175	488,047
Guaranty Bancshares, Inc.	5,428	187,809
Hanmi Financial Corp.	20,669	488,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
HarborOne Bancorp, Inc.	14,809	$175,190
HBT Financial, Inc.	24,469	535,871
Heartland Financial USA, Inc.	23,970	1,469,481
Heritage Commerce Corp.	32,116	301,248
Heritage Financial Corp.	13,071	320,239
Hilltop Holdings, Inc.	28,033	802,585
Home Bancorp, Inc.	5,708	263,767
HomeTrust Bancshares, Inc.	11,514	387,792
Hope Bancorp, Inc.	67,288	826,969
Horizon Bancorp, Inc.	27,323	440,174
Independent Bank Corp.	36,630	1,950,457
Investar Holding Corp.	4,150	91,134
Lakeland Financial Corp.(a)	10,552	725,555
Live Oak Bancshares, Inc.	13,267	524,710
Mercantile Bank Corp.	13,031	579,749
Metrocity Bankshares, Inc.	13,474	430,494
Metropolitan Bank Holding Corp.*	8,624	503,642
Mid Penn Bancorp, Inc.(a)	11,455	330,362
Midland States Bancorp, Inc.	16,430	400,892
MVB Financial Corp.	6,791	140,574
National Bank Holdings Corp., Class A	22,457	966,998
National Bankshares, Inc.	1,791	51,420
NB Bancorp, Inc.*	7,730	139,604
NBT Bancorp, Inc.(a)	23,322	1,113,859
Nicolet Bankshares, Inc.	8,494	891,106
Northeast Bank	5,094	467,273
Northeast Community Bancorp, Inc.	12,758	312,061
Northfield Bancorp, Inc.	15,817	183,794
Northrim BanCorp, Inc.	2,721	212,075
Northwest Bancshares, Inc.	74,423	981,639
OceanFirst Financial Corp.	38,983	705,592
Old Second Bancorp, Inc.	38,100	677,418
Orange County Bancorp, Inc.	3,772	209,610
Origin Bancorp, Inc.	17,418	579,845
Orrstown Financial Services, Inc.	10,005	366,283
Pacific Premier Bancorp, Inc.	51,836	1,291,753
Park National Corp.	10,933	1,874,244
Pathward Financial, Inc.	16,675	1,226,946
Peapack-Gladstone Financial Corp.	7,559	242,266
Peoples Bancorp, Inc.	29,770	943,411
Peoples Financial Services Corp.	4,040	206,767
Ponce Financial Group, Inc.*	5,737	74,581
Preferred Bank	12,281	1,060,833
Premier Financial Corp.	21,743	555,968
Primis Financial Corp.	8,004	93,327
Provident Bancorp, Inc.*	3,911	44,585
Provident Financial Services, Inc.	52,134	983,769
QCR Holdings, Inc.	11,225	905,184
RBB Bancorp	11,233	230,164
Red River Bancshares, Inc.	4,008	216,352
Renasant Corp.(a)	39,839	1,424,244
Republic Bancorp, Inc., Class A	11,055	772,413
S&T Bancorp, Inc.	26,748	1,022,309
Sandy Spring Bancorp, Inc.	18,454	622,084
Seacoast Banking Corp. of Florida	34,546	951,051
Shore Bancshares, Inc.	19,724	312,625
Sierra Bancorp	8,774	253,744
Simmons First National Corp., Class A	61,739	1,369,371
SmartFinancial, Inc.	7,632	236,439
South Plains Financial, Inc.	10,129	351,983
Southern First Bancshares, Inc.*	2,450	97,387
Southern Missouri Bancorp, Inc.	5,638	323,452
Southern States Bancshares, Inc.	7,170	238,833
Southside Bancshares, Inc.	20,440	649,174
Stellar Bancorp, Inc.	32,870	931,864
Stock Yards Bancorp, Inc.(a)	11,679	836,333
Third Coast Bancshares, Inc.*	9,272	314,784
Tompkins Financial Corp.	7,177	486,816
Towne Bank	34,715	1,182,393
TriCo Bancshares	19,681	860,060
Triumph Financial, Inc.*(a)	4,393	399,236
TrustCo Bank Corp.	10,748	358,016
Trustmark Corp.	37,333	1,320,468
Unity Bancorp, Inc.	7,199	313,948
Univest Financial Corp.	19,575	577,658
Veritex Holdings, Inc.	24,210	657,544
WaFd, Inc.	43,195	1,392,607
Washington Trust Bancorp, Inc.	10,033	314,535
WesBanco, Inc.	31,522	1,025,726
West BanCorp, Inc.	8,812	190,780
Westamerica BanCorp	21,343	1,119,654
WSFS Financial Corp.	37,188	1,975,798
Total Banks		93,472,359
Beverages — 0.4%
Boston Beer Co., Inc., Class A*	2,913	873,842
MGP Ingredients, Inc.	23,186	912,833
Vita Coco Co., Inc.*(a)	12,530	462,482
Total Beverages		2,249,157
Biotechnology — 2.7%
ACADIA Pharmaceuticals, Inc.*	70,010	1,284,684
Agios Pharmaceuticals, Inc.*	88,494	2,907,913
Anika Therapeutics, Inc.*	7,810	128,553
Arcturus Therapeutics Holdings, Inc.*	10,984	186,398
Arcus Biosciences, Inc.*	36,391	541,862
Beam Therapeutics, Inc.*(a)	50,123	1,243,050
Cartesian Therapeutics, Inc.*^	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	60,355	1,259,609
Coherus Biosciences, Inc.*(a)	82,222	113,466
Day One Biopharmaceuticals, Inc.*	76,959	975,071
Dynavax Technologies Corp.*(a)	27,563	351,980
Entrada Therapeutics, Inc.*	29,723	513,911
Inhibrx Biosciences, Inc.*	24,097	371,094
Ironwood Pharmaceuticals, Inc.*	109,912	486,910
Kiniksa Pharmaceuticals International PLC*	30,716	607,562
MannKind Corp.*	52,440	337,189
MiMedx Group, Inc.*	84,597	813,823
Mirum Pharmaceuticals, Inc.*(a)	9,237	381,950
Myriad Genetics, Inc.*	17,333	237,635
Organogenesis Holdings, Inc.*	174,394	558,061
Poseida Therapeutics, Inc.*	53,732	515,827
Protagonist Therapeutics, Inc.*	38,164	1,473,130
Puma Biotechnology, Inc.*	76,262	232,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Rigel Pharmaceuticals, Inc.*	6,465	$108,741
Taysha Gene Therapies, Inc.*	86,546	149,725
Veracyte, Inc.*	22,070	873,972
Vericel Corp.*	8,592	471,787
Voyager Therapeutics, Inc.*(a)	57,240	324,551
Total Biotechnology		17,494,637
Broadline Retail — 0.5%
Groupon, Inc.*(a)	21,081	256,134
Kohl's Corp.(a)	134,207	1,884,267
Savers Value Village, Inc.*(a)	75,189	770,687
Total Broadline Retail		2,911,088
Building Products — 1.2%
American Woodmark Corp.*	10,946	870,535
Apogee Enterprises, Inc.	11,674	833,640
AZZ, Inc.	12,579	1,030,472
Gibraltar Industries, Inc.*	14,345	844,921
Hayward Holdings, Inc.*	68,030	1,040,179
Insteel Industries, Inc.	6,422	173,458
Janus International Group, Inc.*	116,304	854,834
Masterbrand, Inc.*	89,017	1,300,538
Quanex Building Products Corp.	23,211	562,635
Total Building Products		7,511,212
Capital Markets — 2.5%
BGC Group, Inc., Class A	394,437	3,573,599
Bridge Investment Group Holdings, Inc., Class A	42,732	358,949
Brightsphere Investment Group, Inc.	23,071	607,690
DigitalBridge Group, Inc.	84,615	954,457
Donnelley Financial Solutions, Inc.*	14,824	929,910
Ellington Credit Co.	25,345	167,784
Federated Hermes, Inc.	48,599	1,997,905
GCM Grosvenor, Inc., Class A	66,702	818,434
Open Lending Corp.*	28,480	170,026
P10, Inc., Class A	67,258	848,123
Perella Weinberg Partners	13,806	329,135
Silvercrest Asset Management Group, Inc., Class A	3,739	68,760
StoneX Group, Inc.*	20,538	2,012,108
Virtu Financial, Inc., Class A	52,524	1,874,056
Virtus Investment Partners, Inc.	5,936	1,309,363
Total Capital Markets		16,020,299
Chemicals — 1.4%
AdvanSix, Inc.	12,317	350,911
Aspen Aerogels, Inc.*	15,591	185,221
Core Molding Technologies, Inc.*	7,436	122,992
Ecovyst, Inc.*	60,633	463,236
Hawkins, Inc.	5,093	624,758
Innospec, Inc.	10,837	1,192,720
Koppers Holdings, Inc.	19,245	623,538
Kronos Worldwide, Inc.	74,291	724,337
Mativ Holdings, Inc.	26,846	292,621
Minerals Technologies, Inc.	19,153	1,459,650
Perimeter Solutions, Inc.*	63,484	811,326
Quaker Chemical Corp.	7,455	1,049,366
Sensient Technologies Corp.	13,258	944,765
Stepan Co.	6,201	401,205
Total Chemicals		9,246,646
Commercial Services & Supplies — 2.8%
ABM Industries, Inc.	33,589	1,719,085
ACCO Brands Corp.	122,746	644,416
Acme United Corp.	2,082	77,721
ACV Auctions, Inc., Class A*	28,005	604,908
Aris Water Solutions, Inc., Class A	12,045	288,478
Brady Corp., Class A	23,005	1,698,919
BrightView Holdings, Inc.*	33,422	534,418
CECO Environmental Corp.*(a)	8,077	244,168
CoreCivic, Inc.*	28,745	624,916
Deluxe Corp.	50,576	1,142,512
Driven Brands Holdings, Inc.*	80,012	1,291,394
Ennis, Inc.	15,386	324,491
Healthcare Services Group, Inc.*(a)	28,397	329,831
HNI Corp.	21,732	1,094,641
Interface, Inc.	28,725	699,454
Liquidity Services, Inc.*	10,388	335,428
Matthews International Corp., Class A	17,793	492,510
MillerKnoll, Inc.	48,154	1,087,799
OPENLANE, Inc.*	39,222	778,164
Pitney Bowes, Inc.	55,609	402,609
Quad/Graphics, Inc.	31,699	220,942
Quest Resource Holding Corp.*	8,300	53,950
Steelcase, Inc., Class A	75,708	894,869
UniFirst Corp.	6,422	1,098,740
Vestis Corp.	41,980	639,775
Viad Corp.*	4,082	173,526
Virco Mfg. Corp.	14,300	146,575
VSE Corp.(a)	4,179	397,423
Total Commercial Services & Supplies		18,041,662
Communications Equipment — 0.7%
Aviat Networks, Inc.*	8,271	149,788
Calix, Inc.*	14,083	491,074
CommScope Holding Co., Inc.*	65,476	341,130
Digi International, Inc.*	18,631	563,215
Extreme Networks, Inc.*	25,325	423,941
Harmonic, Inc.*	34,825	460,735
Lantronix, Inc.*	38,518	158,694
NetScout Systems, Inc.*	52,843	1,144,579
Ribbon Communications, Inc.*	80,514	334,938
Viavi Solutions, Inc.*	54,525	550,703
Total Communications Equipment		4,618,797
Construction & Engineering — 0.2%
Argan, Inc.	2,786	381,794
Bowman Consulting Group Ltd.*(a)	3,444	85,928
Concrete Pumping Holdings, Inc.*	19,943	132,820
Great Lakes Dredge & Dock Corp.*	38,342	432,881
Limbach Holdings, Inc.*	2,451	209,659
Northwest Pipe Co.*	4,632	223,540
Total Construction & Engineering		1,466,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Construction Materials — 0.0%
Smith-Midland Corp.*	1,642	$73,003
Consumer Finance — 2.0%
Atlanticus Holdings Corp.*	10,960	611,349
Bread Financial Holdings, Inc.	55,475	3,387,303
Dave, Inc.*	4,506	391,661
Enova International, Inc.*	19,244	1,845,115
EZCORP, Inc., Class A*(a)	61,347	749,660
LendingClub Corp.*	27,788	449,888
Moneylion, Inc.*	1,919	165,053
Navient Corp.	145,534	1,934,147
Nelnet, Inc., Class A	9,547	1,019,715
PRA Group, Inc.*	17,228	359,893
PROG Holdings, Inc.	25,273	1,068,037
Regional Management Corp.	5,756	195,589
World Acceptance Corp.*	5,572	626,516
Total Consumer Finance		12,803,926
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc.	21,399	867,088
Chefs' Warehouse, Inc.*(a)	11,101	547,501
Natural Grocers by Vitamin Cottage, Inc.	6,604	262,311
PriceSmart, Inc.	11,463	1,056,545
SpartanNash Co.	29,507	540,568
United Natural Foods, Inc.*	10,864	296,696
Total Consumer Staples Distribution & Retail		3,570,709
Containers & Packaging — 0.7%
Greif, Inc., Class A	30,860	1,886,163
Myers Industries, Inc.	28,711	316,970
Pactiv Evergreen, Inc.	101,105	1,766,304
TriMas Corp.	19,404	477,144
Total Containers & Packaging		4,446,581
Distributors — 0.1%
A-Mark Precious Metals, Inc.	19,613	537,396
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc.*	19,528	1,774,119
American Public Education, Inc.*	6,144	132,526
Carriage Services, Inc.	9,204	366,780
Chegg, Inc.*	147,656	237,726
Coursera, Inc.*	49,647	422,000
European Wax Center, Inc., Class A*	21,563	143,825
Graham Holdings Co., Class B	1,941	1,692,397
Laureate Education, Inc.*	112,415	2,056,070
Lincoln Educational Services Corp.*	11,466	181,392
Mister Car Wash, Inc.*	121,039	882,374
Perdoceo Education Corp.	40,966	1,084,370
Strategic Education, Inc.	10,470	978,107
Udemy, Inc.*	25,658	211,165
Universal Technical Institute, Inc.*	13,090	336,544
Total Diversified Consumer Services		10,499,395
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	25,330	449,354
Alpine Income Property Trust, Inc.	4,460	74,883
American Assets Trust, Inc.	18,373	482,475
Broadstone Net Lease, Inc.	71,333	1,131,341
CTO Realty Growth, Inc.	6,518	128,470
Empire State Realty Trust, Inc., Class A	57,374	592,100
Gladstone Commercial Corp.	8,513	138,251
One Liberty Properties, Inc.	9,936	270,657
Total Diversified REITs		3,267,531
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A*(a)	15,384	261,836
IDT Corp., Class B	11,283	536,168
Iridium Communications, Inc.	31,369	910,328
Total Diversified Telecommunication Services		1,708,332
Electric Utilities — 0.4%
Otter Tail Corp.	31,400	2,318,576
Electrical Equipment — 1.3%
Allient, Inc.	8,689	210,969
American Superconductor Corp.*(a)	6,784	167,090
Array Technologies, Inc.*	130,353	787,332
Atkore, Inc.	47,463	3,960,787
Fluence Energy, Inc.*(a)	30,941	491,343
LSI Industries, Inc.	12,241	237,720
Net Power, Inc.*(a)	18,279	193,575
Powell Industries, Inc.(a)	4,214	934,033
Shoals Technologies Group, Inc., Class A*	106,751	590,333
Thermon Group Holdings, Inc.*	14,884	428,213
Ultralife Corp.*	11,448	85,288
Vicor Corp.*	5,426	262,184
Total Electrical Equipment		8,348,867
Electronic Equipment, Instruments & Components — 1.9%
Arlo Technologies, Inc.*	26,579	297,419
Bel Fuse, Inc., Class B	6,568	541,663
Benchmark Electronics, Inc.	14,508	658,663
Climb Global Solutions, Inc.	1,268	160,719
Crane NXT Co.(a)	31,287	1,821,529
CTS Corp.	10,225	539,164
Daktronics, Inc.*	7,531	126,973
ePlus, Inc.*	12,649	934,508
FARO Technologies, Inc.*	6,133	155,533
Kimball Electronics, Inc.*	13,032	244,089
Knowles Corp.*	34,928	696,115
Napco Security Technologies, Inc.(a)	10,135	360,401
OSI Systems, Inc.*(a)	6,787	1,136,347
PC Connection, Inc.	10,199	706,485
Powerfleet, Inc. NJ*	24,829	165,361
Rogers Corp.*(a)	4,022	408,676
ScanSource, Inc.*	12,976	615,711
TTM Technologies, Inc.*	53,760	1,330,560
Vishay Intertechnology, Inc.	50,906	862,348
Vishay Precision Group, Inc.*	6,445	151,264
Total Electronic Equipment, Instruments & Components		11,913,528
Energy Equipment & Services — 3.1%
Atlas Energy Solutions, Inc.(a)	31,417	696,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Bristow Group, Inc.*	18,482	$633,933
Core Laboratories, Inc.	16,900	292,539
DMC Global, Inc.*	5,820	42,777
Expro Group Holdings NV*	22,664	282,620
Helix Energy Solutions Group, Inc.*	27,076	252,348
Helmerich & Payne, Inc.(a)	82,294	2,635,054
Kodiak Gas Services, Inc.	15,357	627,026
Liberty Energy, Inc.	160,142	3,185,224
Natural Gas Services Group, Inc.*	7,058	189,154
Newpark Resources, Inc.*	26,098	200,172
Oceaneering International, Inc.*	28,057	731,727
Oil States International, Inc.*	15,340	77,620
Patterson-UTI Energy, Inc.(a)	157,153	1,298,084
Ranger Energy Services, Inc., Class A	8,860	137,153
RPC, Inc.	154,514	917,813
Select Water Solutions, Inc.	35,700	472,668
Solaris Energy Infrastructure, Inc.	6,749	194,236
TETRA Technologies, Inc.*	52,049	186,336
Tidewater, Inc.*	30,365	1,661,269
Valaris Ltd.*	113,134	5,005,048
Total Energy Equipment & Services		19,719,630
Entertainment — 0.3%
IMAX Corp.*	15,036	384,921
Lions Gate Entertainment Corp., Class A*	46,905	400,569
Madison Square Garden Entertainment Corp.*	37,765	1,344,434
Total Entertainment		2,129,924
Financial Services — 2.5%
Acacia Research Corp.*	148,623	645,024
Alerus Financial Corp.	10,245	197,114
AvidXchange Holdings, Inc.*	38,069	393,633
Cantaloupe, Inc.*	15,712	149,421
Cass Information Systems, Inc.	4,381	179,227
Federal Agricultural Mortgage Corp., Class C	6,562	1,292,386
Flywire Corp.*	22,520	464,362
I3 Verticals, Inc., Class A*	9,023	207,890
International Money Express, Inc.*	27,784	578,741
Marqeta, Inc., Class A*	84,243	319,281
Merchants Bancorp	54,619	1,991,955
NCR Atleos Corp.*	48,575	1,647,664
NewtekOne, Inc.	26,050	332,658
NMI Holdings, Inc.*	77,592	2,852,282
Onity Group, Inc.*	4,234	130,026
Paymentus Holdings, Inc., Class A*	13,296	434,380
Paysign, Inc.*	22,548	68,095
Repay Holdings Corp.*	92,668	707,057
Rocket Cos., Inc., Class A*(a)	149,215	1,680,161
Sezzle, Inc.*(a)	1,286	328,959
UWM Holdings Corp.	149,962	880,277
Velocity Financial, Inc.*	25,854	505,704
Waterstone Financial, Inc.	7,334	98,569
Total Financial Services		16,084,866
Food Products — 0.8%
Calavo Growers, Inc.	4,821	122,935
Fresh Del Monte Produce, Inc.	28,180	935,858
J & J Snack Foods Corp.	4,581	710,651
John B Sanfilippo & Son, Inc.	5,041	439,122
Limoneira Co.	3,375	82,552
Mama's Creations, Inc.*	9,593	76,360
Mission Produce, Inc.*	26,605	382,314
TreeHouse Foods, Inc.*(a)	23,358	820,567
Utz Brands, Inc.	29,341	459,480
Vital Farms, Inc.*	12,141	457,594
WK Kellogg Co.	51,711	930,281
Total Food Products		5,417,714
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	7,213	875,298
Northwest Natural Holding Co.	14,467	572,314
Total Gas Utilities		1,447,612
Ground Transportation — 0.7%
ArcBest Corp.(a)	13,500	1,259,820
Covenant Logistics Group, Inc.	8,569	467,096
Marten Transport Ltd.	17,744	276,984
Schneider National, Inc., Class B	31,042	908,910
Universal Logistics Holdings, Inc.	22,700	1,042,838
Werner Enterprises, Inc.	11,506	413,295
Total Ground Transportation		4,368,943
Health Care Equipment & Supplies — 2.1%
Artivion, Inc.*(a)	7,631	218,170
AtriCure, Inc.*	13,877	424,081
Avanos Medical, Inc.*	30,832	490,845
Axogen, Inc.*	10,763	177,374
Bioventus, Inc., Class A*	30,665	321,983
CONMED Corp.(a)	15,413	1,054,866
Electromed, Inc.*	6,004	177,418
Embecta Corp.	63,227	1,305,638
Enovis Corp.*	27,413	1,202,882
Inari Medical, Inc.*	16,567	845,745
iRadimed Corp.	4,974	273,570
LeMaitre Vascular, Inc.(a)	4,782	440,613
LivaNova PLC*	32,873	1,522,349
Neogen Corp.*(a)	42,867	520,405
Novocure Ltd.*	13,316	396,817
Omnicell, Inc.*	14,603	650,126
OraSure Technologies, Inc.*	49,404	178,348
OrthoPediatrics Corp.*	7,242	167,870
RxSight, Inc.*	8,000	275,040
Sanara Medtech, Inc.*	5,897	195,780
Semler Scientific, Inc.*(a)	3,879	209,466
STAAR Surgical Co.*(a)	18,992	461,316
Tactile Systems Technology, Inc.*	14,867	254,672
Tandem Diabetes Care, Inc.*	17,577	633,124
TransMedics Group, Inc.*(a)	7,185	447,985
UFP Technologies, Inc.*(a)	2,132	521,295
Zimvie, Inc.*	17,351	242,046
Zynex, Inc.*(a)	17,282	138,429
Total Health Care Equipment & Supplies		13,748,253
Health Care Providers & Services — 2.9%
AdaptHealth Corp.*	138,043	1,314,169
Addus HomeCare Corp.*	6,672	836,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Amedisys, Inc.*	15,443	$1,402,070
Astrana Health, Inc.*	15,028	473,833
BrightSpring Health Services, Inc.*	32,279	549,711
Castle Biosciences, Inc.*	6,602	175,943
Cross Country Healthcare, Inc.*	17,572	319,108
DocGo, Inc.*	92,426	391,886
Enhabit, Inc.*	27,398	213,978
InfuSystem Holdings, Inc.*	16,509	139,501
ModivCare, Inc.*	18,270	216,317
National Research Corp.	18,078	318,896
NeoGenomics, Inc.*	22,972	378,579
Owens & Minor, Inc.*	81,513	1,065,375
PACS Group, Inc.*	60,871	798,019
Patterson Cos., Inc.	81,219	2,506,418
Pediatrix Medical Group, Inc.*	67,615	887,109
Pennant Group, Inc.*	12,421	329,405
Premier, Inc., Class A(a)	96,336	2,042,323
Privia Health Group, Inc.*	20,517	401,107
Progyny, Inc.*	40,754	703,007
Select Medical Holdings Corp.	66,727	1,257,804
Surgery Partners, Inc.*	49,336	1,044,443
Talkspace, Inc.*	72,971	225,481
U.S. Physical Therapy, Inc.(a)	4,361	386,864
Total Health Care Providers & Services		18,377,681
Health Care REITs — 0.3%
LTC Properties, Inc.	21,550	744,553
National Health Investors, Inc.	14,108	977,684
Total Health Care REITs		1,722,237
Health Care Technology — 0.4%
Certara, Inc.*	59,638	635,145
Definitive Healthcare Corp.*	95,992	394,527
GoodRx Holdings, Inc., Class A*(a)	156,638	728,367
Health Catalyst, Inc.*	33,668	238,033
HealthStream, Inc.	8,066	256,499
Phreesia, Inc.*	14,784	371,965
Total Health Care Technology		2,624,536
Hotel & Resort REITs — 0.8%
DiamondRock Hospitality Co.	52,541	474,445
Park Hotels & Resorts, Inc.	182,603	2,569,224
RLJ Lodging Trust	34,680	354,083
Summit Hotel Properties, Inc.	21,460	147,001
Sunstone Hotel Investors, Inc.	105,707	1,251,571
Xenia Hotels & Resorts, Inc.	19,200	285,312
Total Hotel & Resort REITs		5,081,636
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.*	56,428	602,651
BJ's Restaurants, Inc.*	6,962	244,610
Cheesecake Factory, Inc.(a)	25,288	1,199,663
Dave & Buster's Entertainment, Inc.*(a)	24,604	718,191
Denny's Corp.*	37,993	229,858
Dine Brands Global, Inc.	21,266	640,107
El Pollo Loco Holdings, Inc.*	17,211	198,615
First Watch Restaurant Group, Inc.*	13,201	245,671
Golden Entertainment, Inc.	9,467	299,157
Krispy Kreme, Inc.(a)	31,541	313,202
Marriott Vacations Worldwide Corp.	23,650	2,123,770
Monarch Casino & Resort, Inc.	8,590	677,751
Papa John's International, Inc.(a)	15,052	618,186
Playa Hotels & Resorts NV*	62,885	795,495
Portillo's, Inc., Class A*(a)	21,414	201,292
Potbelly Corp.*	8,041	75,746
RCI Hospitality Holdings, Inc.	5,897	338,900
Red Rock Resorts, Inc., Class A	27,187	1,257,127
Rush Street Interactive, Inc.*	16,596	227,697
Sabre Corp.*	444,413	1,622,107
Target Hospitality Corp.*	107,592	1,039,877
United Parks & Resorts, Inc.*	33,695	1,893,322
Xponential Fitness, Inc., Class A*(a)	8,790	118,225
Total Hotels, Restaurants & Leisure		15,681,220
Household Durables — 2.4%
Beazer Homes USA, Inc.*	34,987	960,743
Century Communities, Inc.	31,698	2,325,365
Cricut, Inc., Class A	76,454	435,788
Dream Finders Homes, Inc., Class A*(a)	55,245	1,285,551
Ethan Allen Interiors, Inc.	17,533	492,853
Flexsteel Industries, Inc.	2,159	117,320
Green Brick Partners, Inc.*	40,918	2,311,458
Hamilton Beach Brands Holding Co., Class A	13,168	221,617
Helen of Troy Ltd.*	20,053	1,199,771
Hooker Furnishings Corp.	3,524	49,371
Landsea Homes Corp.*	21,437	182,000
La-Z-Boy, Inc.	23,319	1,016,009
Legacy Housing Corp.*	18,539	457,543
LGI Homes, Inc.*	15,149	1,354,321
Lifetime Brands, Inc.	9,957	58,846
Lovesac Co.*	3,646	86,264
Smith Douglas Homes Corp.*	11,911	305,398
Sonos, Inc.*	81,698	1,228,738
Worthington Enterprises, Inc.(a)	27,967	1,121,756
Total Household Durables		15,210,712
Household Products — 0.6%
Central Garden & Pet Co., Class A*	34,657	1,145,414
Energizer Holdings, Inc.	51,009	1,779,704
Spectrum Brands Holdings, Inc.	11,600	980,084
Total Household Products		3,905,202
Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class C	37,266	968,916
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc.*(a)	82,268	334,831
Montauk Renewables, Inc.*	50,273	200,086
Total Independent Power and Renewable Electricity Producers		534,917
Industrial REITs — 0.2%
Innovative Industrial Properties, Inc.	12,322	821,138
LXP Industrial Trust	52,553	426,730
Plymouth Industrial REIT, Inc.	10,130	180,314
Total Industrial REITs		1,428,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Insurance — 2.4%
American Coastal Insurance Corp.*	50,655	$681,816
AMERISAFE, Inc.	7,026	362,120
Baldwin Insurance Group, Inc.*(a)	14,523	562,911
Bowhead Specialty Holdings, Inc.*	6,940	246,509
Brighthouse Financial, Inc.*	95,276	4,577,059
Crawford & Co., Class A	25,654	296,560
Donegal Group, Inc., Class A	10,660	164,910
Employers Holdings, Inc.	15,609	799,649
Genworth Financial, Inc.*	73,992	517,204
Goosehead Insurance, Inc., Class A*	4,327	463,941
Hagerty, Inc., Class A*	16,521	159,428
HCI Group, Inc.	9,869	1,150,035
Heritage Insurance Holdings, Inc.*	44,065	533,187
Horace Mann Educators Corp.	19,990	784,208
Oscar Health, Inc., Class A*(a)	36,425	489,552
Palomar Holdings, Inc.*	8,789	928,031
ProAssurance Corp.*	15,425	245,412
Safety Insurance Group, Inc.	5,060	416,944
Skyward Specialty Insurance Group, Inc.*	17,132	865,851
Stewart Information Services Corp.	6,411	432,678
United Fire Group, Inc.	13,283	377,901
Universal Insurance Holdings, Inc.	21,181	446,072
Total Insurance		15,501,978
Interactive Media & Services — 1.5%
Angi, Inc.*	118,340	196,444
Cargurus, Inc.*	35,744	1,306,086
Cars.com, Inc.*	57,087	989,318
EverQuote, Inc., Class A*	7,955	159,020
Getty Images Holdings, Inc.*	144,775	312,714
MediaAlpha, Inc., Class A*	13,387	151,139
Outbrain, Inc.*	12,615	90,576
QuinStreet, Inc.*	9,373	216,235
Shutterstock, Inc.(a)	36,834	1,117,912
TripAdvisor, Inc.*	114,587	1,692,450
Vimeo, Inc.*	37,149	237,754
Yelp, Inc.*	25,549	988,746
Ziff Davis, Inc.*	43,782	2,379,114
ZipRecruiter, Inc., Class A*	13,268	96,060
Total Interactive Media & Services		9,933,568
IT Services — 0.4%
BigCommerce Holdings, Inc., Series 1*	23,868	146,072
DigitalOcean Holdings, Inc.*(a)	37,413	1,274,661
Grid Dynamics Holdings, Inc.*	15,128	336,447
Hackett Group, Inc.	12,217	375,306
Unisys Corp.*	42,880	271,430
Total IT Services		2,403,916
Leisure Products — 0.7%
AMMO, Inc.*	30,990	34,089
Funko, Inc., Class A*	10,799	144,599
JAKKS Pacific, Inc.*	11,770	331,325
Latham Group, Inc.*	34,398	239,410
Marine Products Corp.	17,570	161,117
MasterCraft Boat Holdings, Inc.*	6,425	122,525
Revelyst, Inc.*	66,533	1,279,429
Smith & Wesson Brands, Inc.	19,276	194,784
Sturm Ruger & Co., Inc.	5,640	199,487
YETI Holdings, Inc.*	44,717	1,722,052
Total Leisure Products		4,428,817
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A*	21,748	312,301
Azenta, Inc.*	8,496	424,800
ChromaDex Corp.*	21,768	115,479
Cytek Biosciences, Inc.*	39,260	254,797
Fortrea Holdings, Inc.*	17,777	331,541
Lifecore Biomedical, Inc.*	25,915	192,549
Mesa Laboratories, Inc.	4,617	608,844
Total Life Sciences Tools & Services		2,240,311
Machinery — 3.1%
Alamo Group, Inc.	4,924	915,421
Albany International Corp., Class A	12,125	969,636
Astec Industries, Inc.	10,268	345,005
Atmus Filtration Technologies, Inc.	38,970	1,526,845
Blue Bird Corp.*(a)	23,309	900,427
Columbus McKinnon Corp.	16,906	629,579
Douglas Dynamics, Inc.	8,037	189,914
Energy Recovery, Inc.*	11,366	167,080
Enerpac Tool Group Corp.	16,663	684,683
Gorman-Rupp Co.	8,579	325,316
Graham Corp.*	2,436	108,329
Greenbrier Cos., Inc.	19,325	1,178,632
Helios Technologies, Inc.	11,063	493,852
Hillman Solutions Corp.*	71,208	693,566
Hyster-Yale, Inc.	20,791	1,058,886
Kennametal, Inc.	30,828	740,488
L B Foster Co., Class A*	12,033	323,688
Lindsay Corp.	4,069	481,403
Manitowoc Co., Inc.*	11,047	100,859
Mayville Engineering Co., Inc.*	9,581	150,613
Miller Industries, Inc.	7,944	519,220
Park-Ohio Holdings Corp.	12,263	322,149
Proto Labs, Inc.*	8,634	337,503
REV Group, Inc.	23,646	753,598
Shyft Group, Inc.	9,127	107,151
Standex International Corp.	3,438	642,872
Tennant Co.	12,432	1,013,581
Terex Corp.	67,339	3,112,408
Trinity Industries, Inc.	40,707	1,428,816
Total Machinery		20,221,520
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd.	42,104	586,930
Media — 1.6%
AMC Networks, Inc., Class A*	48,322	478,388
Cable One, Inc.(a)	5,131	1,858,038
EW Scripps Co., Class A*	111,837	247,160
Gray Television, Inc.	142,327	448,330
Ibotta, Inc., Class A*(a)	4,827	314,141
Integral Ad Science Holding Corp.*	30,467	318,076
John Wiley & Sons, Inc., Class A	26,933	1,177,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Magnite, Inc.*	44,050	$701,276
PubMatic, Inc., Class A*	7,677	112,775
Scholastic Corp.	14,410	307,365
Stagwell, Inc.*	77,859	512,312
TechTarget, Inc.*	16,154	320,172
TEGNA, Inc.(a)	176,229	3,223,228
Total Media		10,018,503
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.*(a)	13,252	2,651,990
Arch Resources, Inc.	8,875	1,253,327
Century Aluminum Co.*	35,096	639,449
Coeur Mining, Inc.*	68,328	390,836
Hecla Mining Co.	110,205	541,107
Idaho Strategic Resources, Inc.*	5,850	59,611
Kaiser Aluminum Corp.	4,196	294,853
Materion Corp.	7,853	776,505
Olympic Steel, Inc.	5,886	193,120
Ramaco Resources, Inc., Class A(a)	20,890	214,331
Ryerson Holding Corp.	8,458	156,558
SunCoke Energy, Inc.	55,916	598,301
Universal Stainless & Alloy Products, Inc.*(a)	4,952	218,037
Worthington Steel, Inc.	25,184	801,355
Total Metals & Mining		8,789,380
Multi-Utilities — 0.6%
Avista Corp.	43,624	1,597,947
Northwestern Energy Group, Inc.	34,520	1,845,439
Unitil Corp.	7,096	384,533
Total Multi-Utilities		3,827,919
Office REITs — 0.2%
Easterly Government Properties, Inc.(a)	16,970	192,779
Highwoods Properties, Inc.	38,355	1,172,896
Postal Realty Trust, Inc., Class A	7,450	97,223
Total Office REITs		1,462,898
Oil, Gas & Consumable Fuels — 3.6%
Amplify Energy Corp.*	62,885	377,310
Berry Corp.	82,503	340,737
Centrus Energy Corp., Class A*(a)	7,989	532,147
Crescent Energy Co., Class A(a)	109,510	1,599,941
Dorian LPG Ltd.	70,352	1,714,478
Evolution Petroleum Corp.	12,740	66,630
Excelerate Energy, Inc., Class A	7,684	232,441
Granite Ridge Resources, Inc.(a)	105,469	681,330
Gulfport Energy Corp.*	13,409	2,469,938
HighPeak Energy, Inc.(a)	123,208	1,811,158
International Seaways, Inc.(a)	80,362	2,888,210
Kinetik Holdings, Inc.	22,717	1,288,281
Par Pacific Holdings, Inc.*	65,686	1,076,594
Peabody Energy Corp.	197,459	4,134,792
REX American Resources Corp.*	14,015	584,285
Riley Exploration Permian, Inc.	24,213	772,879
Ring Energy, Inc.*(a)	324,560	441,402
SandRidge Energy, Inc.	25,970	304,109
VAALCO Energy, Inc.	129,684	566,719
Vitesse Energy, Inc.	12,755	318,875
World Kinect Corp.	35,861	986,536
Total Oil, Gas & Consumable Fuels		23,188,792
Passenger Airlines — 0.2%
Allegiant Travel Co.(a)	3,242	305,137
Frontier Group Holdings, Inc.*	39,191	278,648
Sun Country Airlines Holdings, Inc.*	27,669	403,414
Total Passenger Airlines		987,199
Personal Care Products — 0.5%
Edgewell Personal Care Co.(a)	33,348	1,120,493
Herbalife Ltd.*	161,473	1,080,254
Medifast, Inc.*	11,582	204,075
Nature's Sunshine Products, Inc.*	8,677	127,205
Nu Skin Enterprises, Inc., Class A	44,766	308,438
USANA Health Sciences, Inc.*	12,097	434,161
Total Personal Care Products		3,274,626
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals, Inc.*	182,497	1,445,376
Amphastar Pharmaceuticals, Inc.*(a)	40,653	1,509,446
ANI Pharmaceuticals, Inc.*	15,047	831,798
Biote Corp., Class A*	37,113	229,358
Collegium Pharmaceutical, Inc.*	49,927	1,430,409
Harmony Biosciences Holdings, Inc.*	32,716	1,125,758
Harrow, Inc.*(a)	7,299	244,881
Innoviva, Inc.*	37,027	642,419
Ligand Pharmaceuticals, Inc.*(a)	8,426	902,846
Pacira BioSciences, Inc.*(a)	62,904	1,185,111
Phibro Animal Health Corp., Class A	25,216	529,536
SIGA Technologies, Inc.	119,674	719,241
Supernus Pharmaceuticals, Inc.*	44,451	1,607,348
Total Pharmaceuticals		12,403,527
Professional Services — 2.5%
Asure Software, Inc.*	13,178	124,005
Barrett Business Services, Inc.	10,201	443,131
CRA International, Inc.	2,316	433,555
CSG Systems International, Inc.	17,300	884,203
DLH Holdings Corp.*	8,481	68,102
First Advantage Corp.*(a)	57,163	1,070,663
Forrester Research, Inc.*	10,691	167,528
Franklin Covey Co.*	5,410	203,308
Heidrick & Struggles International, Inc.	11,197	496,139
Huron Consulting Group, Inc.*	7,221	897,282
ICF International, Inc.	8,397	1,001,006
Innodata, Inc.*	4,932	194,913
Insperity, Inc.	16,371	1,268,916
Kelly Services, Inc., Class A	48,158	671,323
Kforce, Inc.	7,430	421,281
Legalzoom.com, Inc.*	93,568	702,696
ManpowerGroup, Inc.	32,112	1,853,505
Mistras Group, Inc.*	15,324	138,835
NV5 Global, Inc.*	29,646	558,531
Paycor HCM, Inc.*	42,246	784,508
RCM Technologies, Inc.*	6,735	149,248
Resources Connection, Inc.	19,770	168,638
UL Solutions, Inc., Class A	46,819	2,335,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Upwork, Inc.*(a)	65,464	$1,070,336
Willdan Group, Inc.*	6,423	244,652
Total Professional Services		16,351,636
Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC*	97,224	1,271,690
eXp World Holdings, Inc.	27,941	321,601
Forestar Group, Inc.*	57,972	1,502,634
Newmark Group, Inc., Class A	135,924	1,741,187
RE/MAX Holdings, Inc., Class A*	16,075	171,520
RMR Group, Inc., Class A	12,478	257,546
St. Joe Co.	11,810	530,623
Star Holdings*	12,714	123,707
Total Real Estate Management & Development		5,920,508
Residential REITs — 0.1%
NexPoint Residential Trust, Inc.	8,223	343,310
UMH Properties, Inc.	12,404	234,187
Veris Residential, Inc.	17,531	291,541
Total Residential REITs		869,038
Retail REITs — 1.0%
Acadia Realty Trust	22,734	549,253
Alexander's, Inc.	2,923	584,775
CBL & Associates Properties, Inc.	8,403	247,132
Getty Realty Corp.	16,873	508,384
InvenTrust Properties Corp.	13,580	409,165
Retail Opportunity Investments Corp.	28,949	502,555
Saul Centers, Inc.	8,752	339,578
SITE Centers Corp.	81,774	1,250,324
Urban Edge Properties	96,172	2,067,698
Whitestone REIT	15,327	217,184
Total Retail REITs		6,676,048
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A*(a)	70,629	1,066,498
Aehr Test Systems*(a)	14,871	247,305
Alpha & Omega Semiconductor Ltd.*	4,185	154,970
Axcelis Technologies, Inc.*	24,339	1,700,566
CEVA, Inc.*	4,096	129,229
Diodes, Inc.*(a)	9,797	604,181
Everspin Technologies, Inc.*	9,556	61,063
FormFactor, Inc.*	16,290	716,760
Ichor Holdings Ltd.*	5,686	183,203
PDF Solutions, Inc.*	8,030	217,452
Penguin Solutions, Inc.*	28,337	543,787
Photronics, Inc.*	41,964	988,672
QuickLogic Corp.*	5,682	64,207
SkyWater Technology, Inc.*	10,795	148,971
Synaptics, Inc.*	10,384	792,507
Ultra Clean Holdings, Inc.*	10,496	377,331
Veeco Instruments, Inc.*	32,513	871,348
Total Semiconductors & Semiconductor Equipment		8,868,050
Software — 4.5%
8x8, Inc.*	120,804	322,547
A10 Networks, Inc.	28,497	524,345
Adeia, Inc.	75,410	1,054,232
Alarm.com Holdings, Inc.*	15,895	966,416
Amplitude, Inc., Class A*	17,131	180,732
AudioEye, Inc.*	3,402	51,744
AvePoint, Inc.*	31,865	526,091
Braze, Inc., Class A*(a)	14,103	590,634
Cerence, Inc.*	59,401	466,298
Clear Secure, Inc., Class A(a)	31,208	831,381
Consensus Cloud Solutions, Inc.*	29,610	706,495
DoubleVerify Holdings, Inc.*	58,508	1,123,939
Enfusion, Inc., Class A*	20,480	210,944
Expensify, Inc., Class A*	47,862	160,338
Five9, Inc.*	33,225	1,350,264
Jamf Holding Corp.*	37,785	530,879
Klaviyo, Inc., Class A*	29,416	1,213,116
LiveRamp Holdings, Inc.*	27,656	839,913
Logility Supply Chain Solutions, Inc.	13,846	153,414
Mitek Systems, Inc.*(a)	29,760	331,229
N-able, Inc.*	75,201	702,377
Olo, Inc., Class A*	34,405	264,230
ON24, Inc.*	12,849	83,004
OneSpan, Inc.*	22,137	410,420
Ooma, Inc.*	9,566	134,498
PagerDuty, Inc.*	28,741	524,811
Progress Software Corp.	24,621	1,604,058
PROS Holdings, Inc.*	7,186	157,804
Rapid7, Inc.*	35,440	1,425,751
Red Violet, Inc.*	3,159	114,356
ReposiTrak, Inc.	2,939	65,040
Rimini Street, Inc.*	154,839	413,420
RingCentral, Inc., Class A*	68,920	2,412,889
SEMrush Holdings, Inc., Class A*	23,939	284,395
SolarWinds Corp.	102,751	1,464,202
Sprinklr, Inc., Class A*	102,177	863,396
Sprout Social, Inc., Class A*	9,055	278,079
Teradata Corp.*	63,348	1,973,290
Verint Systems, Inc.*	56,466	1,549,992
Vertex, Inc., Class A*(a)	14,598	778,803
Viant Technology, Inc., Class A*	3,470	65,895
Weave Communications, Inc.*	13,224	210,526
WM Technology, Inc.*	47,819	65,990
Xperi, Inc.*	27,678	284,253
Yext, Inc.*	35,003	222,619
Zuora, Inc., Class A*	62,118	616,211
Total Software		29,105,260
Specialized REITs — 1.2%
EPR Properties	32,075	1,420,281
Farmland Partners, Inc.	15,689	184,503
Four Corners Property Trust, Inc.	28,613	776,557
National Storage Affiliates Trust(a)	41,146	1,559,845
Outfront Media, Inc.	104,292	1,850,140
PotlatchDeltic Corp.	14,025	550,481
Safehold, Inc.	43,811	809,627
Uniti Group, Inc.	145,380	799,590
Total Specialized REITs		7,951,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A*	11,554	$94,396
Academy Sports & Outdoors, Inc.	84,939	4,886,541
American Eagle Outfitters, Inc.	147,970	2,466,660
Arko Corp.	25,798	170,009
Buckle, Inc.	30,662	1,557,936
Build-A-Bear Workshop, Inc.	10,482	482,591
Caleres, Inc.(a)	33,380	773,081
Designer Brands, Inc., Class A	15,163	80,970
Destination XL Group, Inc.*	14,434	38,827
Genesco, Inc.*	2,257	96,487
Guess?, Inc.	76,956	1,082,001
Haverty Furniture Cos., Inc.	8,831	196,578
J Jill, Inc.	12,744	351,989
Monro, Inc.	8,194	203,211
National Vision Holdings, Inc.*	33,660	350,737
OneWater Marine, Inc., Class A*	5,750	99,935
RealReal, Inc.*	74,864	818,264
Revolve Group, Inc.*	9,493	317,921
Sally Beauty Holdings, Inc.*	106,264	1,110,459
Shoe Carnival, Inc.	18,434	609,797
Sonic Automotive, Inc., Class A	24,614	1,559,297
Tile Shop Holdings, Inc.*	11,179	77,470
Upbound Group, Inc.	48,426	1,412,586
Victoria's Secret & Co.*	33,778	1,399,085
Warby Parker, Inc., Class A*	17,736	429,389
Winmark Corp.	837	329,000
Total Specialty Retail		20,995,217
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc., Class A(a)	33,909	519,825
CPI Card Group, Inc.*	7,531	225,102
Diebold Nixdorf, Inc.*	6,587	283,505
Immersion Corp.	51,921	453,270
Turtle Beach Corp.*	6,007	103,981
Total Technology Hardware, Storage & Peripherals		1,585,683
Textiles, Apparel & Luxury Goods — 1.9%
Carter's, Inc.(a)	32,340	1,752,505
Figs, Inc., Class A*(a)	36,736	227,396
G-III Apparel Group Ltd.*(a)	51,071	1,665,936
Hanesbrands, Inc.*(a)	106,229	864,704
Lakeland Industries, Inc.	1,855	47,395
Levi Strauss & Co., Class A	147,994	2,560,296
Movado Group, Inc.	12,806	252,022
Oxford Industries, Inc.	13,133	1,034,618
Rocky Brands, Inc.	6,670	152,076
Steven Madden Ltd.	35,072	1,491,261
Superior Group of Cos., Inc.	7,503	124,025
Under Armour, Inc., Class A*(a)	220,840	1,828,555
Vera Bradley, Inc.*	12,921	50,779
Wolverine World Wide, Inc.	13,863	307,759
Total Textiles, Apparel & Luxury Goods		12,359,327
Tobacco — 0.2%
Turning Point Brands, Inc.	6,568	394,737
Universal Corp.	18,279	1,002,420
Total Tobacco		1,397,157
Trading Companies & Distributors — 1.1%
BlueLinx Holdings, Inc.*	5,181	529,291
Distribution Solutions Group, Inc.*	8,358	287,515
DNOW, Inc.*	52,095	677,756
DXP Enterprises, Inc.*(a)	8,221	679,219
Global Industrial Co.	19,938	494,263
H&E Equipment Services, Inc.	20,326	995,161
Hudson Technologies, Inc.*	42,405	236,620
Karat Packaging, Inc.	9,241	279,633
McGrath RentCorp	15,125	1,691,277
MRC Global, Inc.*	49,360	630,821
Titan Machinery, Inc.*(a)	18,591	262,691
Transcat, Inc.*(a)	2,097	221,737
Total Trading Companies & Distributors		6,985,984
Water Utilities — 0.6%
American States Water Co.	10,478	814,350
Artesian Resources Corp., Class A	5,316	168,092
California Water Service Group	34,597	1,568,282
Middlesex Water Co.	5,691	299,517
SJW Group	14,720	724,518
York Water Co.	4,234	138,537
Total Water Utilities		3,713,296
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*(a)	59,116	478,249
Spok Holdings, Inc.	8,648	138,800
Total Wireless Telecommunication Services		617,049
Total United States		619,379,823
Bahamas — 0.1%
Diversified Consumer Services — 0.1%
OneSpaWorld Holdings Ltd.	33,160	659,884
Bermuda — 0.3%
Insurance — 0.3%
Hamilton Insurance Group Ltd., Class B*	98,178	1,868,327
Ghana — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Kosmos Energy Ltd.*	788,396	2,696,314
Hong Kong — 0.2%
Distributors — 0.2%
GigaCloud Technology, Inc., Class A*(a)	48,861	904,906
India — 0.3%
Professional Services — 0.3%
WNS Holdings Ltd.*	34,119	1,616,899
Ireland — 0.2%
Biotechnology — 0.0%
Prothena Corp. PLC*	20,197	279,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

Investments	Shares	Value
Commercial Services & Supplies — 0.2%
Cimpress PLC*	16,092	$1,154,118
Total Ireland		1,433,847
Israel — 0.1%
Software — 0.1%
JFrog Ltd.*	20,143	592,406
Philippines — 0.1%
Professional Services — 0.1%
TaskUS, Inc., Class A*	29,884	506,235
Puerto Rico — 0.8%
Banks — 0.6%
First BanCorp	122,539	2,278,000
OFG Bancorp	34,737	1,470,070
Total Banks		3,748,070
Financial Services — 0.2%
EVERTEC, Inc.	45,969	1,587,309
Total Puerto Rico		5,335,379
Singapore — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Kulicke & Soffa Industries, Inc.	8,800	410,608
Sweden — 0.4%
Insurance — 0.4%
SiriusPoint Ltd.*	148,720	2,437,521
Switzerland — 0.4%
Automobile Components — 0.4%
Garrett Motion, Inc.*	278,345	2,513,455
TOTAL COMMON STOCKS (COST: $611,975,749)		640,355,604
WARRANTS — 0.0%
United States — 0.0%
OmniAb, Inc.*^
(Cost: $0)	5,124	0
TOTAL WARRANTS (COST: $0)		0
EXCHANGE-TRADED FUND — 0.4%
United States — 0.4%
WisdomTree U.S. MidCap Fund(b)
(Cost: $3,010,440)	45,650	2,853,582
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(c)
(Cost: $296,034)	296,034	296,034
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.7%
United States — 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(c)
(Cost: $10,841,076)	10,841,076	10,841,076
TOTAL INVESTMENTS IN SECURITIES — 101.7% (Cost: $626,123,299)		654,346,296
Other Liabilities less Assets — (1.7)%		(10,756,320)
NET ASSETS — 100.0%		$643,589,976

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $66,286,509 and the total market value of the collateral held by the Fund was $68,059,098. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $57,218,022.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2024	Dividend Income
WisdomTree U.S. MidCap Fund	$206,248	$3,473,184	$(644,268)	$2,334	$(183,916)	$2,853,582	$14,390

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$17,730,782	$–	$43,584	*	$17,774,366
Other	622,581,238	–	–		622,581,238
Warrants	–	–	0	*	0
Exchange-Traded Fund	2,853,582	–	–		2,853,582
Mutual Fund	–	296,034	–		296,034
Investment of Cash Collateral for Securities Loaned	–	10,841,076	–		10,841,076
Total Investments in Securities	$643,165,602	$11,137,110	$43,584		$654,346,296

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.6%
Aerospace & Defense — 0.2%
Cadre Holdings, Inc.	29,193	$942,934
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A	42,681	1,901,865
Automobile Components — 2.7%
LCI Industries	69,567	7,192,532
Patrick Industries, Inc.(a)	41,455	3,444,081
Standard Motor Products, Inc.	53,508	1,657,678
Total Automobile Components		12,294,291
Automobiles — 1.3%
Harley-Davidson, Inc.	192,761	5,807,889
Banks — 12.5%
Bankwell Financial Group, Inc.	13,772	428,998
Brookline Bancorp, Inc.	265,811	3,136,570
Capital Bancorp, Inc.	16,305	464,692
Chemung Financial Corp.	8,333	406,734
Community Financial System, Inc.	98,449	6,072,334
ConnectOne Bancorp, Inc.	70,963	1,625,762
Dime Community Bancshares, Inc.	84,651	2,601,748
Evans Bancorp, Inc.	11,762	509,295
Farmers National Banc Corp.	88,762	1,262,196
First Bancorp/Southern Pines NC	54,237	2,384,801
First of Long Island Corp.	72,414	845,796
Five Star Bancorp	34,185	1,028,627
Flushing Financial Corp.	93,959	1,341,735
German American Bancorp, Inc.	50,263	2,021,578
Hanmi Financial Corp.	83,374	1,969,294
Hanover Bancorp, Inc.(a)	7,818	180,244
Hope Bancorp, Inc.	352,065	4,326,879
Investar Holding Corp.	13,394	294,132
Live Oak Bancshares, Inc.	23,464	928,001
MainStreet Bancshares, Inc.	9,153	165,669
Midland States Bancorp, Inc.	68,943	1,682,209
MVB Financial Corp.	27,774	574,922
NBT Bancorp, Inc.	90,739	4,333,695
Northeast Bank	3,869	354,903
Northrim BanCorp, Inc.	11,367	885,944
OP Bancorp	19,243	304,232
Orange County Bancorp, Inc.	7,172	398,548
Pathward Financial, Inc.	12,824	943,590
PCB Bancorp	21,795	441,131
Peapack-Gladstone Financial Corp.	8,875	284,444
Plumas Bancorp	9,611	454,216
Sandy Spring Bancorp, Inc.	114,502	3,859,862
Towne Bank	140,990	4,802,119
Unity Bancorp, Inc.	8,986	391,879
WesBanco, Inc.	175,287	5,703,839
West BanCorp, Inc.	26,310	569,611
Total Banks		57,980,229
Building Products — 0.9%
Apogee Enterprises, Inc.	18,815	1,343,579
Griffon Corp.	30,531	2,175,944
Quanex Building Products Corp.	36,561	886,239
Total Building Products		4,405,762
Capital Markets — 4.4%
Federated Hermes, Inc.	160,982	6,617,970
PJT Partners, Inc., Class A	12,848	2,027,543
Victory Capital Holdings, Inc., Class A	119,836	7,844,465
Virtus Investment Partners, Inc.	17,982	3,966,469
Total Capital Markets		20,456,447
Chemicals — 3.9%
AdvanSix, Inc.	38,276	1,090,483
Hawkins, Inc.	10,625	1,303,369
HB Fuller Co.	44,810	3,023,779
Innospec, Inc.	23,537	2,590,482
Kronos Worldwide, Inc.	160,265	1,562,584
Minerals Technologies, Inc.	16,564	1,262,342
Northern Technologies International Corp.	15,544	209,689
Sensient Technologies Corp.	62,717	4,469,213
Stepan Co.	32,525	2,104,368
Valhi, Inc.	26,078	609,964
Total Chemicals		18,226,273
Commercial Services & Supplies — 3.1%
Acme United Corp.	4,041	150,850
Brady Corp., Class A	39,297	2,902,083
Brink's Co.	31,839	2,953,704
Ennis, Inc.	84,240	1,776,622
HNI Corp.	77,667	3,912,087
Interface, Inc.	29,989	730,232
Vestis Corp.	80,736	1,230,417
VSE Corp.	9,566	909,727
Total Commercial Services & Supplies		14,565,722
Construction & Engineering — 1.2%
Argan, Inc.	9,797	1,342,581
Granite Construction, Inc.	22,565	1,979,176
Primoris Services Corp.	27,396	2,093,055
Total Construction & Engineering		5,414,812
Consumer Finance — 0.9%
Nelnet, Inc., Class A	18,719	1,999,376
PROG Holdings, Inc.	30,393	1,284,408
Regional Management Corp.	22,023	748,342
Total Consumer Finance		4,032,126
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	38,891	1,575,863
Natural Grocers by Vitamin Cottage, Inc.	17,770	705,825
Total Consumer Staples Distribution & Retail		2,281,688
Containers & Packaging — 1.1%
Greif, Inc., Class A	55,233	3,375,841
Myers Industries, Inc.	112,074	1,237,297
TriMas Corp.	20,533	504,906
Total Containers & Packaging		5,118,044
Distributors — 0.3%
A-Mark Precious Metals, Inc.	44,024	1,206,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2024

Investments	Shares	Value
Diversified Consumer Services — 1.5%
Carriage Services, Inc.	12,777	$509,164
Perdoceo Education Corp.	88,847	2,351,780
Strategic Education, Inc.	41,467	3,873,847
Total Diversified Consumer Services		6,734,791
Diversified Telecommunication Services — 1.1%
IDT Corp., Class B	12,561	596,899
Iridium Communications, Inc.	153,019	4,440,611
Total Diversified Telecommunication Services		5,037,510
Electrical Equipment — 1.6%
Allient, Inc.	8,509	206,599
Atkore, Inc.	34,754	2,900,221
EnerSys	28,414	2,626,306
LSI Industries, Inc.	23,636	459,011
Powell Industries, Inc.	5,688	1,260,745
Total Electrical Equipment		7,452,882
Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries, Inc.	18,865	2,181,360
Bel Fuse, Inc., Class B	5,343	440,637
Climb Global Solutions, Inc.	2,340	296,595
Crane NXT Co.	41,633	2,423,873
CTS Corp.	15,554	820,163
Napco Security Technologies, Inc.	32,200	1,145,032
PC Connection, Inc.	13,180	912,979
Vishay Intertechnology, Inc.(a)	186,945	3,166,848
Total Electronic Equipment, Instruments & Components		11,387,487
Energy Equipment & Services — 4.4%
Archrock, Inc.	323,115	8,042,332
Cactus, Inc., Class A(a)	37,210	2,171,576
Core Laboratories, Inc.	24,397	422,312
Liberty Energy, Inc.	204,529	4,068,082
Ranger Energy Services, Inc., Class A	20,710	320,591
RPC, Inc.	379,991	2,257,147
Select Water Solutions, Inc.	141,698	1,876,081
Solaris Energy Infrastructure, Inc.	44,244	1,273,342
Total Energy Equipment & Services		20,431,463
Financial Services — 4.3%
Cass Information Systems, Inc.	26,865	1,099,047
NewtekOne, Inc.	85,853	1,096,343
UWM Holdings Corp.	318,770	1,871,180
Walker & Dunlop, Inc.	56,823	5,523,764
Western Union Co.	951,737	10,088,412
Total Financial Services		19,678,746
Food Products — 1.2%
John B Sanfilippo & Son, Inc.	22,688	1,976,352
WK Kellogg Co.(a)	189,142	3,402,664
Total Food Products		5,379,016
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	31,189	3,784,785
Ground Transportation — 1.1%
ArcBest Corp.	13,026	1,215,586
Covenant Logistics Group, Inc.	6,327	344,885
Marten Transport Ltd.	81,420	1,270,966
Werner Enterprises, Inc.	61,801	2,219,892
Total Ground Transportation		5,051,329
Health Care Equipment & Supplies — 0.7%
CONMED Corp.(a)	23,770	1,626,819
iRadimed Corp.	10,251	563,805
LeMaitre Vascular, Inc.	11,846	1,091,490
Total Health Care Equipment & Supplies		3,282,114
Health Care Providers & Services — 2.9%
National Research Corp.	42,216	744,690
Patterson Cos., Inc.	280,143	8,645,213
Select Medical Holdings Corp.	224,084	4,223,984
Total Health Care Providers & Services		13,613,887
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co.	185,129	1,671,715
Hotels, Restaurants & Leisure — 3.5%
Cheesecake Factory, Inc.(a)	76,409	3,624,843
Marriott Vacations Worldwide Corp.	77,320	6,943,336
Monarch Casino & Resort, Inc.	18,299	1,443,791
RCI Hospitality Holdings, Inc.	4,752	273,097
Red Rock Resorts, Inc., Class A	83,861	3,877,733
Total Hotels, Restaurants & Leisure		16,162,800
Household Durables — 2.1%
Century Communities, Inc.	26,260	1,926,434
Ethan Allen Interiors, Inc.	81,519	2,291,499
Flexsteel Industries, Inc.	4,320	234,749
Hamilton Beach Brands Holding Co., Class A	17,768	299,035
La-Z-Boy, Inc.	57,034	2,484,971
Worthington Enterprises, Inc.	58,327	2,339,496
Total Household Durables		9,576,184
Household Products — 2.5%
Energizer Holdings, Inc.	156,113	5,446,783
Spectrum Brands Holdings, Inc.	39,152	3,307,952
WD-40 Co.	12,302	2,985,449
Total Household Products		11,740,184
Insurance — 1.9%
Crawford & Co., Class A	52,381	605,524
HCI Group, Inc.(a)	9,837	1,146,306
Safety Insurance Group, Inc.	43,938	3,620,491
Stewart Information Services Corp.	52,230	3,525,003
Total Insurance		8,897,324
IT Services — 0.2%
Hackett Group, Inc.	27,675	850,176
Leisure Products — 3.3%
Acushnet Holdings Corp.	50,150	3,564,662
Clarus Corp.	64,558	291,156
Escalade, Inc.	23,106	329,954
Polaris, Inc.	155,985	8,987,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2024

Investments	Shares	Value
Smith & Wesson Brands, Inc.	118,438	$1,196,816
Sturm Ruger & Co., Inc.	22,333	789,918
Total Leisure Products		15,160,362
Machinery — 5.3%
Alamo Group, Inc.	6,211	1,154,687
Albany International Corp., Class A	27,968	2,236,601
Astec Industries, Inc.	21,616	726,298
Douglas Dynamics, Inc.	73,458	1,735,813
Enerpac Tool Group Corp.	27,758	1,140,576
Enpro, Inc.	10,569	1,822,624
ESCO Technologies, Inc.	13,526	1,801,799
Gorman-Rupp Co.	32,611	1,236,609
Helios Technologies, Inc.	17,060	761,558
John Bean Technologies Corp.(a)	16,693	2,121,680
Kennametal, Inc.	156,073	3,748,873
Lindsay Corp.	8,623	1,020,187
Miller Industries, Inc.	8,590	561,442
REV Group, Inc.	26,121	832,476
Standex International Corp.	6,254	1,169,436
Terex Corp.	57,821	2,672,487
Total Machinery		24,743,146
Media — 1.5%
Scholastic Corp.	59,695	1,273,294
TEGNA, Inc.	311,037	5,688,867
Total Media		6,962,161
Metals & Mining — 1.2%
Arch Resources, Inc.	9,771	1,379,861
Materion Corp.	10,810	1,068,893
Olympic Steel, Inc.	11,722	384,599
Ramaco Resources, Inc., Class A	123,340	1,265,468
Warrior Met Coal, Inc.	28,133	1,525,934
Total Metals & Mining		5,624,755
Oil, Gas & Consumable Fuels — 2.3%
CONSOL Energy, Inc.(a)	16,789	1,791,050
HighPeak Energy, Inc.(a)	99,528	1,463,062
Peabody Energy Corp.	115,898	2,426,904
Riley Exploration Permian, Inc.	69,053	2,204,172
SandRidge Energy, Inc.	103,435	1,211,224
VAALCO Energy, Inc.	355,605	1,553,994
Total Oil, Gas & Consumable Fuels		10,650,406
Paper & Forest Products — 1.0%
Sylvamo Corp.	58,545	4,626,226
Personal Care Products — 1.5%
Inter Parfums, Inc.	48,624	6,394,542
Nu Skin Enterprises, Inc., Class A	110,032	758,121
Total Personal Care Products		7,152,663
Professional Services — 5.9%
Barrett Business Services, Inc.	14,098	612,417
CRA International, Inc.	5,057	946,671
CSG Systems International, Inc.	43,937	2,245,620
Heidrick & Struggles International, Inc.	19,549	866,216
HireQuest, Inc.	14,727	208,534
Insperity, Inc.	76,761	5,949,745
Kforce, Inc.	32,616	1,849,327
Korn Ferry	70,144	4,731,213
ManpowerGroup, Inc.	157,501	9,090,958
Resources Connection, Inc.	108,810	928,149
Total Professional Services		27,428,850
Real Estate Management & Development — 0.9%
Newmark Group, Inc., Class A	86,377	1,106,489
RMR Group, Inc., Class A	49,117	1,013,775
St. Joe Co.	47,026	2,112,878
Total Real Estate Management & Development		4,233,142
Retail REITs — 0.6%
SITE Centers Corp.	168,629	2,578,337
Software — 0.7%
A10 Networks, Inc.	70,615	1,299,316
Adeia, Inc.	115,497	1,614,648
ReposiTrak, Inc.(a)	10,913	241,505
Total Software		3,155,469
Specialty Retail — 4.2%
Academy Sports & Outdoors, Inc.	45,664	2,627,050
American Eagle Outfitters, Inc.	337,553	5,627,008
Arko Corp.	141,860	934,857
Build-A-Bear Workshop, Inc.	20,746	955,146
Caleres, Inc.	21,318	493,725
Haverty Furniture Cos., Inc.	49,273	1,096,817
Shoe Carnival, Inc.	30,308	1,002,589
Sonic Automotive, Inc., Class A	32,232	2,041,897
Upbound Group, Inc.	167,734	4,892,801
Total Specialty Retail		19,671,890
Technology Hardware, Storage & Peripherals — 0.1%
Immersion Corp.	46,305	404,243
Textiles, Apparel & Luxury Goods — 3.3%
Carter's, Inc.	111,919	6,064,891
Lakeland Industries, Inc.	4,677	119,497
Movado Group, Inc.	49,739	978,864
Oxford Industries, Inc.	36,717	2,892,565
Rocky Brands, Inc.	15,575	355,110
Steven Madden Ltd.	94,216	4,006,064
Superior Group of Cos., Inc.	39,769	657,382
Total Textiles, Apparel & Luxury Goods		15,074,373
Tobacco — 0.1%
Turning Point Brands, Inc.	9,144	549,554
Trading Companies & Distributors — 1.6%
Global Industrial Co.	80,403	1,993,190
H&E Equipment Services, Inc.	47,613	2,331,133
McGrath RentCorp	27,101	3,030,434
Total Trading Companies & Distributors		7,354,757
Total United States		460,737,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2024

Investments	Shares	Value
Puerto Rico — 0.2%
Financial Services — 0.2%
EVERTEC, Inc.	33,388	$1,152,888
TOTAL COMMON STOCKS (COST: $456,025,338)		461,889,955
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $470,202)	470,202	470,202
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.2%
United States — 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $5,334,912)	5,334,912	5,334,912
TOTAL INVESTMENTS IN SECURITIES — 101.1% (Cost: $461,830,452)		467,695,069
Other Liabilities less Assets — (1.1)%		(5,240,940)
NET ASSETS — 100.0%		$462,454,129

(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,634,931 and the total market value of the collateral held by the Fund was $12,828,662. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,493,750.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$461,889,955	$–	$–	$461,889,955
Mutual Fund	–	470,202	–	470,202
Investment of Cash Collateral for Securities Loaned	–	5,334,912	–	5,334,912
Total Investments in Securities	$461,889,955	$5,805,114	$–	$467,695,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 100.1%
United States — 98.2%
Aerospace & Defense — 0.3%
AerSale Corp.*	520	$3,276
Byrna Technologies, Inc.*(a)	222	6,396
Cadre Holdings, Inc.(a)	378	12,209
Total Aerospace & Defense		21,881
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A	604	26,914
Automobile Components — 1.8%
Dorman Products, Inc.*	298	38,606
Fox Factory Holding Corp.*	412	12,471
LCI Industries(a)	252	26,054
Patrick Industries, Inc.(a)	318	26,419
Visteon Corp.*	262	23,245
XPEL, Inc.*	255	10,185
Total Automobile Components		136,980
Automobiles — 0.2%
Winnebago Industries, Inc.	291	13,904
Beverages — 1.3%
Boston Beer Co., Inc., Class A*	112	33,598
MGP Ingredients, Inc.	211	8,307
National Beverage Corp.	902	38,488
Vita Coco Co., Inc.*	538	19,858
Total Beverages		100,251
Biotechnology — 2.1%
ACADIA Pharmaceuticals, Inc.*	1,540	28,259
Arcturus Therapeutics Holdings, Inc.*	282	4,786
Catalyst Pharmaceuticals, Inc.*	1,167	24,355
Dynavax Technologies Corp.*(a)	1,283	16,384
MiMedx Group, Inc.*	1,391	13,381
Veracyte, Inc.*	737	29,185
Vericel Corp.*	480	26,357
Vir Biotechnology, Inc.*	1,281	9,403
Voyager Therapeutics, Inc.*	561	3,181
Total Biotechnology		155,291
Building Products — 1.5%
Apogee Enterprises, Inc.(a)	214	15,282
Gibraltar Industries, Inc.*	297	17,493
Hayward Holdings, Inc.*	2,121	32,430
Insteel Industries, Inc.	185	4,997
Quanex Building Products Corp.	468	11,344
Resideo Technologies, Inc.*	1,413	32,570
Total Building Products		114,116
Capital Markets — 3.7%
Bridge Investment Group Holdings, Inc., Class A	409	3,436
Cohen & Steers, Inc.	507	46,816
Donnelley Financial Solutions, Inc.*	277	17,376
Federated Hermes, Inc.	804	33,052
Open Lending Corp.*	1,254	7,486
Perella Weinberg Partners	576	13,732
PJT Partners, Inc., Class A(a)	240	37,874
StoneX Group, Inc.*	312	30,567
Victory Capital Holdings, Inc., Class A	652	42,680
Virtu Financial, Inc., Class A	829	29,579
Virtus Investment Partners, Inc.	68	15,000
Total Capital Markets		277,598
Chemicals — 2.0%
AdvanSix, Inc.	262	7,464
Innospec, Inc.	241	26,524
LSB Industries, Inc.*	703	5,336
NewMarket Corp.	92	48,608
Olin Corp.	1,166	39,411
Quaker Chemical Corp.	172	24,211
Total Chemicals		151,554
Commercial Services & Supplies — 2.3%
ACV Auctions, Inc., Class A*	1,636	35,338
Brady Corp., Class A	458	33,823
Brink's Co.	432	40,077
CECO Environmental Corp.*(a)	334	10,097
Driven Brands Holdings, Inc.*	1,570	25,340
Liquidity Services, Inc.*	302	9,751
Vestis Corp.	1,264	19,263
Total Commercial Services & Supplies		173,689
Communications Equipment — 0.7%
Aviat Networks, Inc.*	115	2,083
Calix, Inc.*	623	21,724
Clearfield, Inc.*	134	4,154
Digi International, Inc.*	362	10,943
Harmonic, Inc.*	1,129	14,937
Total Communications Equipment		53,841
Construction & Engineering — 2.7%
Ameresco, Inc., Class A*(a)	516	12,116
Arcosa, Inc.	477	46,145
Argan, Inc.	139	19,049
Bowman Consulting Group Ltd.*	169	4,216
Dycom Industries, Inc.*	265	46,126
Limbach Holdings, Inc.*	107	9,153
MYR Group, Inc.*	151	22,464
Northwest Pipe Co.*	96	4,633
Primoris Services Corp.	517	39,499
Total Construction & Engineering		203,401
Consumer Finance — 0.9%
Enova International, Inc.*	255	24,449
FirstCash Holdings, Inc.	445	46,102
Total Consumer Finance		70,551
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	335	13,574
Chefs' Warehouse, Inc.*	368	18,150
Grocery Outlet Holding Corp.*	1,001	15,626
Natural Grocers by Vitamin Cottage, Inc.	232	9,215
PriceSmart, Inc.	294	27,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

December 31, 2024

Investments	Shares	Value
United Natural Foods, Inc.*	587	$16,031
Total Consumer Staples Distribution & Retail		99,694
Containers & Packaging — 0.5%
Greif, Inc., Class A	563	34,411
Myers Industries, Inc.	324	3,577
Total Containers & Packaging		37,988
Distributors — 0.1%
A-Mark Precious Metals, Inc.	228	6,247
Diversified Consumer Services — 2.4%
Carriage Services, Inc.	152	6,057
Frontdoor, Inc.*	729	39,855
Grand Canyon Education, Inc.*	274	44,881
Mister Car Wash, Inc.*	3,180	23,182
Stride, Inc.*(a)	409	42,507
Udemy, Inc.*	1,324	10,897
Universal Technical Institute, Inc.*	546	14,038
Total Diversified Consumer Services		181,417
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A*(a)	272	4,630
Cogent Communications Holdings, Inc.	491	37,841
Total Diversified Telecommunication Services		42,471
Electrical Equipment — 1.5%
Allient, Inc.	163	3,958
Array Technologies, Inc.*	1,612	9,736
Atkore, Inc.	346	28,874
LSI Industries, Inc.	299	5,807
NuScale Power Corp.*	1,170	20,978
Powell Industries, Inc.(a)	107	23,717
Shoals Technologies Group, Inc., Class A*	1,729	9,561
Thermon Group Holdings, Inc.*	325	9,350
Total Electrical Equipment		111,981
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	357	41,280
Bel Fuse, Inc., Class B	114	9,401
Belden, Inc.	391	44,030
Daktronics, Inc.*	366	6,171
ePlus, Inc.*	259	19,135
Insight Enterprises, Inc.*(a)	300	45,630
Kimball Electronics, Inc.*	242	4,533
Napco Security Technologies, Inc.	341	12,126
OSI Systems, Inc.*(a)	160	26,789
Total Electronic Equipment, Instruments & Components		209,095
Energy Equipment & Services — 2.4%
Atlas Energy Solutions, Inc.(a)	1,080	23,954
Bristow Group, Inc.*	288	9,878
Cactus, Inc., Class A(a)	677	39,510
Kodiak Gas Services, Inc.	848	34,624
Liberty Energy, Inc.	1,596	31,745
Select Water Solutions, Inc.	1,017	13,465
Tidewater, Inc.*	530	28,996
Total Energy Equipment & Services		182,172
Entertainment — 0.1%
Vivid Seats, Inc., Class A*	1,380	6,389
Financial Services — 3.6%
Acacia Research Corp.*	947	4,110
Cantaloupe, Inc.*	814	7,741
Cass Information Systems, Inc.	139	5,686
Euronet Worldwide, Inc.*	434	44,633
Flywire Corp.*	1,249	25,754
HA Sustainable Infrastructure Capital, Inc.	1,168	31,337
International Money Express, Inc.*	297	6,187
Merchants Bancorp	454	16,557
NewtekOne, Inc.	257	3,282
NMI Holdings, Inc.*	785	28,857
Paymentus Holdings, Inc., Class A*	1,234	40,315
Payoneer Global, Inc.*	3,494	35,080
Sezzle, Inc.*	63	16,115
UWM Holdings Corp.	922	5,412
Total Financial Services		271,066
Food Products — 2.6%
Cal-Maine Foods, Inc.	475	48,887
John B Sanfilippo & Son, Inc.	109	9,495
Lancaster Colony Corp.	270	46,748
Lifeway Foods, Inc.*	146	3,621
Mama's Creations, Inc.*	367	2,921
Simply Good Foods Co.*(a)	983	38,317
Utz Brands, Inc.	808	12,653
Vital Farms, Inc.*	412	15,528
WK Kellogg Co.	848	15,256
Total Food Products		193,426
Ground Transportation — 1.6%
ArcBest Corp.	242	22,583
Avis Budget Group, Inc.*	368	29,665
Covenant Logistics Group, Inc.	132	7,195
Heartland Express, Inc.	784	8,797
RXO, Inc.*(a)	1,612	38,430
Universal Logistics Holdings, Inc.	276	12,679
Total Ground Transportation		119,349
Health Care Equipment & Supplies — 2.6%
Electromed, Inc.*	87	2,571
Embecta Corp.	578	11,936
Inari Medical, Inc.*	567	28,945
iRadimed Corp.	126	6,930
LeMaitre Vascular, Inc.(a)	223	20,547
Neogen Corp.*(a)	2,274	27,606
QuidelOrtho Corp.*	674	30,027
Semler Scientific, Inc.*	71	3,834
Senseonics Holdings, Inc.*	6,604	3,457
STAAR Surgical Co.*(a)	535	12,995
Tactile Systems Technology, Inc.*	247	4,231
TransMedics Group, Inc.*	392	24,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

December 31, 2024

Investments	Shares	Value
UFP Technologies, Inc.*(a)	82	$20,050
Total Health Care Equipment & Supplies		197,570
Health Care Providers & Services — 2.3%
Addus HomeCare Corp.*	175	21,936
AMN Healthcare Services, Inc.*(a)	338	8,085
Astrana Health, Inc.*	476	15,008
Castle Biosciences, Inc.*	258	6,876
Cross Country Healthcare, Inc.*	193	3,505
National Research Corp.	245	4,322
Option Care Health, Inc.*	1,668	38,698
Pennant Group, Inc.*	341	9,043
Privia Health Group, Inc.*	1,145	22,385
Progyny, Inc.*	838	14,455
Select Medical Holdings Corp.	1,296	24,430
Talkspace, Inc.*	1,593	4,922
Total Health Care Providers & Services		173,665
Health Care Technology — 0.3%
GoodRx Holdings, Inc., Class A*(a)	3,520	16,368
Simulations Plus, Inc.(a)	187	5,215
Total Health Care Technology		21,583
Hotels, Restaurants & Leisure — 4.0%
Cheesecake Factory, Inc.(a)	495	23,483
Dave & Buster's Entertainment, Inc.*	399	11,647
Everi Holdings, Inc.*	841	11,362
First Watch Restaurant Group, Inc.*	597	11,110
Hilton Grand Vacations, Inc.*	968	37,704
Krispy Kreme, Inc.	1,698	16,861
Kura Sushi USA, Inc., Class A*(a)	120	10,870
Monarch Casino & Resort, Inc.	176	13,886
RCI Hospitality Holdings, Inc.	93	5,345
Red Rock Resorts, Inc., Class A	580	26,819
Rush Street Interactive, Inc.*	870	11,936
Six Flags Entertainment Corp.	934	45,009
Target Hospitality Corp.*	1,015	9,810
United Parks & Resorts, Inc.*(a)	531	29,837
Wendy's Co.(a)	2,029	33,073
Xponential Fitness, Inc., Class A*	307	4,129
Total Hotels, Restaurants & Leisure		302,881
Household Durables — 2.5%
Cavco Industries, Inc.*	81	36,144
Century Communities, Inc.	314	23,035
Cricut, Inc., Class A	1,900	10,830
Green Brick Partners, Inc.*	441	24,912
Landsea Homes Corp.*	373	3,167
LGI Homes, Inc.*	232	20,741
Lovesac Co.*(a)	151	3,573
M/I Homes, Inc.*	269	35,763
Tri Pointe Homes, Inc.*	934	33,867
Total Household Durables		192,032
Household Products — 0.4%
WD-40 Co.	133	32,276
Insurance — 0.9%
Goosehead Insurance, Inc., Class A*	239	25,625
HCI Group, Inc.	107	12,469
Palomar Holdings, Inc.*	251	26,503
Total Insurance		64,597
Interactive Media & Services — 2.2%
Cargurus, Inc.*	986	36,028
EverQuote, Inc., Class A*	359	7,176
IAC, Inc.*	833	35,936
Nextdoor Holdings, Inc.*	3,654	8,660
Shutterstock, Inc.(a)	317	9,621
Yelp, Inc.*	630	24,381
ZipRecruiter, Inc., Class A*	1,029	7,450
ZoomInfo Technologies, Inc.*	3,286	34,536
Total Interactive Media & Services		163,788
IT Services — 0.9%
Couchbase, Inc.*	621	9,681
DigitalOcean Holdings, Inc.*(a)	856	29,164
Grid Dynamics Holdings, Inc.*	790	17,570
Hackett Group, Inc.	265	8,141
Total IT Services		64,556
Leisure Products — 2.5%
Acushnet Holdings Corp.	576	40,942
Brunswick Corp.	662	42,818
Latham Group, Inc.*	1,167	8,122
Malibu Boats, Inc., Class A*	191	7,180
MasterCraft Boat Holdings, Inc.*	169	3,223
Polaris, Inc.	581	33,477
Revelyst, Inc.*	564	10,846
Smith & Wesson Brands, Inc.	419	4,234
Sturm Ruger & Co., Inc.	161	5,695
YETI Holdings, Inc.*	781	30,076
Total Leisure Products		186,613
Machinery — 3.6%
Alamo Group, Inc.	117	21,751
Blue Bird Corp.*	313	12,091
Energy Recovery, Inc.*	541	7,953
Franklin Electric Co., Inc.	447	43,560
Kadant, Inc.	115	39,674
Lindsay Corp.	108	12,777
Mueller Water Products, Inc., Class A	1,509	33,953
REV Group, Inc.	482	15,361
Standex International Corp.	117	21,878
Symbotic, Inc.*(a)	1,056	25,038
Terex Corp.	640	29,581
Titan International, Inc.*	644	4,373
Total Machinery		267,990
Marine Transportation — 0.6%
Matson, Inc.	324	43,688
Media — 1.4%
Integral Ad Science Holding Corp.*	1,608	16,788
Nexstar Media Group, Inc.(a)	298	47,075
PubMatic, Inc., Class A*	434	6,375
Stagwell, Inc.*	1,064	7,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

December 31, 2024

Investments	Shares	Value
TEGNA, Inc.(a)	1,565	$28,624
Total Media		105,863
Metals & Mining — 1.8%
Alpha Metallurgical Resources, Inc.*(a)	131	26,216
Arch Resources, Inc.	184	25,984
Century Aluminum Co.*	872	15,888
Materion Corp.	204	20,172
Olympic Steel, Inc.	115	3,773
Ramaco Resources, Inc., Class A	466	4,781
SunCoke Energy, Inc.	811	8,678
Warrior Met Coal, Inc.(a)	531	28,801
Total Metals & Mining		134,293
Oil, Gas & Consumable Fuels — 6.2%
Amplify Energy Corp.*	400	2,400
Civitas Resources, Inc.	1,016	46,604
Comstock Resources, Inc.*(a)	2,972	54,150
CONSOL Energy, Inc.(a)	301	32,111
Granite Ridge Resources, Inc.	1,305	8,430
Gulfport Energy Corp.*	173	31,867
HighPeak Energy, Inc.	1,282	18,845
Kinetik Holdings, Inc.	599	33,969
New Fortress Energy, Inc.	2,311	34,942
Northern Oil & Gas, Inc.	1,018	37,829
Par Pacific Holdings, Inc.*	590	9,670
PBF Energy, Inc., Class A	1,132	30,055
Peabody Energy Corp.	1,221	25,568
REX American Resources Corp.*	175	7,296
Riley Exploration Permian, Inc.	219	6,991
Ring Energy, Inc.*(a)	2,000	2,720
SandRidge Energy, Inc.	368	4,309
SM Energy Co.	1,213	47,016
Talos Energy, Inc.*	1,885	18,303
VAALCO Energy, Inc.	1,051	4,593
Vital Energy, Inc.*	397	12,275
Total Oil, Gas & Consumable Fuels		469,943
Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc.*	521	7,596
Personal Care Products — 0.5%
Inter Parfums, Inc.	308	40,505
Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc.*(a)	478	17,748
Harmony Biosciences Holdings, Inc.*	551	18,960
Innoviva, Inc.*	614	10,653
SIGA Technologies, Inc.	756	4,544
Total Pharmaceuticals		51,905
Professional Services — 4.8%
Barrett Business Services, Inc.	251	10,903
CBIZ, Inc.*	481	39,360
CRA International, Inc.	67	12,542
Exponent, Inc.	500	44,550
Huron Consulting Group, Inc.*	171	21,249
Innodata, Inc.*	252	9,959
Insperity, Inc.	345	26,741
Korn Ferry	506	34,130
Maximus, Inc.	587	43,820
NV5 Global, Inc.*	649	12,227
TriNet Group, Inc.	481	43,660
Upwork, Inc.*(a)	1,267	20,716
Verra Mobility Corp.*	1,599	38,664
Willdan Group, Inc.*	136	5,180
Total Professional Services		363,701
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A*	615	9,287
Aehr Test Systems*(a)	279	4,640
Axcelis Technologies, Inc.*	303	21,171
Diodes, Inc.*(a)	475	29,293
FormFactor, Inc.*	716	31,504
PDF Solutions, Inc.*	376	10,182
Photronics, Inc.*	615	14,489
SiTime Corp.*(a)	217	46,553
Ultra Clean Holdings, Inc.*	419	15,063
Total Semiconductors & Semiconductor Equipment		182,182
Software — 8.3%
Agilysys, Inc.*	273	35,957
Alarm.com Holdings, Inc.*	455	27,664
Alkami Technology, Inc.*	974	35,726
Amplitude, Inc., Class A*	1,157	12,206
AvePoint, Inc.*	1,723	28,447
BlackLine, Inc.*	594	36,091
Box, Inc., Class A*	1,536	48,538
Braze, Inc., Class A*(a)	943	39,493
Clear Secure, Inc., Class A(a)	879	23,417
DoubleVerify Holdings, Inc.*	1,591	30,563
Enfusion, Inc., Class A*	914	9,414
Intapp, Inc.*	698	44,735
InterDigital, Inc.	241	46,686
MeridianLink, Inc.*	741	15,302
nCino, Inc.*	1,113	37,375
Olo, Inc., Class A*	1,591	12,219
Progress Software Corp.	410	26,711
SEMrush Holdings, Inc., Class A*	1,371	16,287
Sprinklr, Inc., Class A*	2,368	20,010
Sprout Social, Inc., Class A*	559	17,167
Tenable Holdings, Inc.*	1,150	45,287
Weave Communications, Inc.*	692	11,017
Yext, Inc.*	1,209	7,689
Total Software		628,001
Specialty Retail — 5.2%
Academy Sports & Outdoors, Inc.	679	39,063
America's Car-Mart, Inc.*	80	4,100
Arhaus, Inc.(a)	1,258	11,825
Arko Corp.	1,154	7,605
Asbury Automotive Group, Inc.*	188	45,690
Boot Barn Holdings, Inc.*	279	42,358
Buckle, Inc.	481	24,440
Build-A-Bear Workshop, Inc.(a)	134	6,169
Five Below, Inc.*	474	49,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

December 31, 2024

Investments	Shares	Value
Leslie's, Inc.*	1,669	$3,722
MarineMax, Inc.*(a)	235	6,803
OneWater Marine, Inc., Class A*	149	2,590
Revolve Group, Inc.*	697	23,343
Shoe Carnival, Inc.(a)	255	8,435
Sonic Automotive, Inc., Class A	337	21,349
Torrid Holdings, Inc.*	1,275	6,668
Urban Outfitters, Inc.*	834	45,770
Victoria's Secret & Co.*	677	28,041
Winmark Corp.	34	13,364
Total Specialty Retail		391,086
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc.*	364	15,666
Immersion Corp.	308	2,689
Total Technology Hardware, Storage & Peripherals		18,355
Textiles, Apparel & Luxury Goods — 1.3%
Figs, Inc., Class A*(a)	1,657	10,257
Kontoor Brands, Inc.	525	44,840
Oxford Industries, Inc.	152	11,975
Steven Madden Ltd.	701	29,806
Total Textiles, Apparel & Luxury Goods		96,878
Tobacco — 0.1%
Turning Point Brands, Inc.	171	10,277
Trading Companies & Distributors — 2.9%
Alta Equipment Group, Inc.(a)	318	2,080
Distribution Solutions Group, Inc.*	449	15,445
DXP Enterprises, Inc.*	151	12,476
Global Industrial Co.	378	9,371
GMS, Inc.*	377	31,981
H&E Equipment Services, Inc.	364	17,821
Hudson Technologies, Inc.*	416	2,321
McGrath RentCorp	241	26,949
MSC Industrial Direct Co., Inc., Class A	563	42,050
Rush Enterprises, Inc., Class A	767	42,024
Titan Machinery, Inc.*	238	3,363
Transcat, Inc.*	88	9,305
Total Trading Companies & Distributors		215,186
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	1,299	10,509
Total United States		7,398,785
China — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
indie Semiconductor, Inc., Class A*(a)	2,691	10,898
Ghana — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Kosmos Energy Ltd.*	4,802	16,423
Japan — 0.5%
Semiconductors & Semiconductor Equipment — 0.5%
Allegro MicroSystems, Inc.*	1,844	40,310
Puerto Rico — 0.3%
Financial Services — 0.3%
EVERTEC, Inc.	624	21,547
Singapore — 0.7%
Interactive Media & Services — 0.4%
Grindr, Inc.*	1,686	30,078
Semiconductors & Semiconductor Equipment — 0.3%
Kulicke & Soffa Industries, Inc.	519	24,217
Total Singapore		54,295
TOTAL COMMON STOCKS (COST: $7,390,420)		7,542,258
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $798)	798	798
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.2%
United States — 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $240,751)	240,751	240,751
TOTAL INVESTMENTS IN SECURITIES — 103.3% (Cost: $7,631,969)		7,783,807
Other Liabilities less Assets — (3.3)%		(246,602)
NET ASSETS — 100.0%		$7,537,205

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,143,271 and the total market value of the collateral held by the Fund was $1,186,598. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $945,847.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,542,258	$–	$–	$7,542,258
Mutual Fund	–	798	–	798
Investment of Cash Collateral for Securities Loaned	–	240,751	–	240,751
Total Investments in Securities	$7,542,258	$241,549	$–	$7,783,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.7%
United States — 99.6%
Aerospace & Defense — 1.9%
BWX Technologies, Inc.	2,578	$287,163
Curtiss-Wright Corp.	608	215,761
General Dynamics Corp.	10,780	2,840,422
General Electric Co.	12,474	2,080,538
HEICO Corp., Class A	1,234	229,623
HEICO Corp.	331	78,692
Hexcel Corp.	2,725	170,858
Howmet Aerospace, Inc.	4,620	505,289
L3Harris Technologies, Inc.	7,281	1,531,049
Lockheed Martin Corp.	17,441	8,475,280
Moog, Inc., Class A	506	99,601
Northrop Grumman Corp.	4,762	2,234,759
RTX Corp.	54,642	6,323,172
Textron, Inc.	2,407	184,111
Woodward, Inc.	1,197	199,205
Total Aerospace & Defense		25,455,523
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	5,296	547,183
Expeditors International of Washington, Inc.	3,687	408,409
FedEx Corp.	9,138	2,570,793
Hub Group, Inc., Class A	3,887	173,205
Total Air Freight & Logistics		3,699,590
Automobile Components — 0.1%
BorgWarner, Inc.	5,822	185,081
Dana, Inc.	10,226	118,213
Gentex Corp.	12,343	354,614
LCI Industries(a)	2,341	242,036
Lear Corp.	3,814	361,186
Patrick Industries, Inc.(a)	2,032	168,819
Phinia, Inc.(a)	3,007	144,847
Total Automobile Components		1,574,796
Automobiles — 0.1%
General Motors Co.	19,699	1,049,366
Harley-Davidson, Inc.	6,996	210,790
Thor Industries, Inc.	2,620	250,760
Winnebago Industries, Inc.	2,466	117,825
Total Automobiles		1,628,741
Banks — 9.0%
1st Source Corp.	2,826	164,982
Ameris Bancorp	2,353	147,227
Associated Banc-Corp.	14,086	336,655
Atlantic Union Bankshares Corp.(a)	7,455	282,395
Banc of California, Inc.	11,009	170,199
BancFirst Corp.	2,012	235,766
Bank of America Corp.	334,789	14,713,977
Bank of Hawaii Corp.	3,816	271,852
Bank OZK	8,836	393,467
BankUnited, Inc.	5,035	192,186
Banner Corp.	2,831	189,026
Berkshire Hills Bancorp, Inc.	4,644	132,029
BOK Financial Corp.	2,829	301,147
Brookline Bancorp, Inc.	13,759	162,356
Burke & Herbert Financial Services Corp.	1,937	120,791
Cadence Bank	12,480	429,936
Capitol Federal Financial, Inc.	21,105	124,731
Cathay General Bancorp	5,274	251,095
Citigroup, Inc.	114,125	8,033,259
Citizens Financial Group, Inc.	29,858	1,306,586
City Holding Co.	1,646	195,018
Columbia Banking System, Inc.	18,347	495,552
Comerica, Inc.	9,428	583,122
Commerce Bancshares, Inc.	5,296	329,994
Community Financial System, Inc.	3,899	240,490
Community Trust Bancorp, Inc.	2,524	133,848
Cullen/Frost Bankers, Inc.(a)	4,606	618,356
CVB Financial Corp.	11,857	253,858
Dime Community Bancshares, Inc.	736	22,621
East West Bancorp, Inc.	8,704	833,495
Eastern Bankshares, Inc.	24,798	427,765
Enterprise Financial Services Corp.	2,751	155,156
FB Financial Corp.	2,564	132,072
Fifth Third Bancorp	42,882	1,813,051
First Bancorp/Southern Pines NC	3,221	141,627
First Busey Corp.	6,993	164,825
First Citizens BancShares, Inc., Class A	184	388,796
First Commonwealth Financial Corp.	9,859	166,814
First Financial Bancorp	8,148	219,018
First Financial Bankshares, Inc.	5,795	208,910
First Hawaiian, Inc.	12,528	325,102
First Horizon Corp.	27,142	546,640
First Interstate BancSystem, Inc., Class A	12,236	397,303
First Merchants Corp.	5,036	200,886
First Mid Bancshares, Inc.	3,553	130,821
FNB Corp.	24,904	368,081
Fulton Financial Corp.	14,157	272,947
German American Bancorp, Inc.(a)	3,208	129,026
Glacier Bancorp, Inc.(a)	5,123	257,277
Hancock Whitney Corp.	4,750	259,920
Heartland Financial USA, Inc.	2,621	160,680
Heritage Financial Corp.	5,491	134,530
Hilltop Holdings, Inc.	5,145	147,301
Home BancShares, Inc.	15,091	427,075
Hope Bancorp, Inc.	15,758	193,666
Huntington Bancshares, Inc.	102,440	1,666,699
Independent Bank Corp.	3,726	239,172
Independent Bank Group, Inc.	3,065	185,954
International Bancshares Corp.	4,337	273,925
JPMorgan Chase & Co.	168,532	40,398,806
Lakeland Financial Corp.(a)	2,375	163,305
M&T Bank Corp.	8,549	1,607,297
National Bank Holdings Corp., Class A	3,578	154,069
NBT Bancorp, Inc.(a)	4,152	198,300
Northwest Bancshares, Inc.	17,142	226,103
OceanFirst Financial Corp.	8,502	153,886
Old National Bancorp	14,736	319,845
Pacific Premier Bancorp, Inc.	11,879	296,025
Park National Corp.(a)	1,043	178,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
Peoples Bancorp, Inc.	5,314	$168,401
Pinnacle Financial Partners, Inc.	1,678	191,946
PNC Financial Services Group, Inc.	23,253	4,484,341
Preferred Bank	1,581	136,567
Premier Financial Corp.	5,941	151,911
Prosperity Bancshares, Inc.	5,619	423,392
Provident Financial Services, Inc.	15,494	292,372
Regions Financial Corp.	70,094	1,648,611
Renasant Corp.(a)	5,029	179,787
Republic Bancorp, Inc., Class A	2,177	152,107
S&T Bancorp, Inc.	4,280	163,582
Sandy Spring Bancorp, Inc.	5,331	179,708
Seacoast Banking Corp. of Florida	6,709	184,699
ServisFirst Bancshares, Inc.	1,625	137,702
Simmons First National Corp., Class A	11,710	259,728
Southside Bancshares, Inc.	4,794	152,257
SouthState Corp.	2,860	284,513
Stellar Bancorp, Inc.	5,456	154,678
Stock Yards Bancorp, Inc.(a)	2,402	172,007
Synovus Financial Corp.	9,068	464,554
Tompkins Financial Corp.	1,963	133,150
Towne Bank	7,783	265,089
TriCo Bancshares	3,449	150,721
Truist Financial Corp.	114,638	4,972,996
Trustmark Corp.	4,950	175,081
U.S. Bancorp	114,273	5,465,678
UMB Financial Corp.	1,759	198,521
United Bankshares, Inc.	10,251	384,925
United Community Banks, Inc.	8,934	288,658
Valley National Bancorp	42,821	387,958
Veritex Holdings, Inc.	5,527	150,113
WaFd, Inc.	6,087	196,245
Webster Financial Corp.	9,971	550,599
Wells Fargo & Co.	143,636	10,088,993
WesBanco, Inc.	7,129	231,978
Westamerica BanCorp	3,070	161,052
Western Alliance Bancorp	4,087	341,428
Wintrust Financial Corp.	1,554	193,799
WSFS Financial Corp.	2,534	134,631
Zions Bancorp NA	7,291	395,537
Total Banks		120,347,507
Beverages — 3.2%
Brown-Forman Corp., Class A	9,365	352,967
Brown-Forman Corp., Class B(a)	11,589	440,150
Coca-Cola Co.	259,742	16,171,537
Coca-Cola Consolidated, Inc.	156	196,559
Constellation Brands, Inc., Class A	9,024	1,994,304
Keurig Dr. Pepper, Inc.	75,503	2,425,156
Molson Coors Beverage Co., Class B	11,301	647,773
PepsiCo, Inc.	133,684	20,327,989
Primo Brands Corp.	13,906	427,888
Total Beverages		42,984,323
Biotechnology — 3.2%
AbbVie, Inc.	126,469	22,473,541
Amgen, Inc.	33,512	8,734,568
Gilead Sciences, Inc.	120,709	11,149,890
Total Biotechnology		42,357,999
Broadline Retail — 0.2%
Dillard's, Inc., Class A	1,095	472,755
eBay, Inc.	17,355	1,075,142
Macy's, Inc.	23,750	402,088
Nordstrom, Inc.(a)	13,181	318,321
Total Broadline Retail		2,268,306
Building Products — 0.4%
AAON, Inc.	977	114,973
Advanced Drainage Systems, Inc.	1,170	135,252
AO Smith Corp.	4,605	314,107
Armstrong World Industries, Inc.	1,494	211,147
Carlisle Cos., Inc.	1,195	440,764
Carrier Global Corp.	17,653	1,204,994
CSW Industrials, Inc.	100	35,280
Fortune Brands Innovations, Inc.	3,762	257,057
Griffon Corp.	1,536	109,471
Lennox International, Inc.	835	508,766
Masco Corp.	9,336	677,514
Owens Corning	2,388	406,724
Simpson Manufacturing Co., Inc.	927	153,724
UFP Industries, Inc.	1,814	204,347
Zurn Elkay Water Solutions Corp.(a)	4,348	162,180
Total Building Products		4,936,300
Capital Markets — 5.5%
Ameriprise Financial, Inc.	2,897	1,542,450
Ares Management Corp., Class A	8,300	1,469,349
Bank of New York Mellon Corp.	34,316	2,636,498
BGC Group, Inc., Class A	8,512	77,119
Blackrock, Inc.	8,538	8,752,389
Blackstone, Inc.	25,959	4,475,851
Blue Owl Capital, Inc.(a)	33,486	778,884
Carlyle Group, Inc.	17,846	901,045
Cboe Global Markets, Inc.	3,431	670,417
Charles Schwab Corp.	41,371	3,061,868
CME Group, Inc.	34,180	7,937,621
Cohen & Steers, Inc.	3,624	334,640
Evercore, Inc., Class A	1,457	403,866
FactSet Research Systems, Inc.	641	307,859
Federated Hermes, Inc.	8,538	350,997
Goldman Sachs Group, Inc.	12,201	6,986,537
Hamilton Lane, Inc., Class A	1,638	242,506
Houlihan Lokey, Inc.	2,331	404,801
Interactive Brokers Group, Inc., Class A	1,446	255,465
Intercontinental Exchange, Inc.	18,823	2,804,815
Jefferies Financial Group, Inc.	8,239	645,938
KKR & Co., Inc.	9,502	1,405,441
Lazard, Inc.	7,681	395,418
LPL Financial Holdings, Inc.	826	269,697
MarketAxess Holdings, Inc.	927	209,539
Moelis & Co., Class A	5,386	397,918
Moody's Corp.	3,476	1,645,434
Morgan Stanley	88,613	11,140,426
Morningstar, Inc.	626	210,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
MSCI, Inc.	1,508	$904,815
Nasdaq, Inc.	12,555	970,627
Northern Trust Corp.	15,514	1,590,185
Piper Sandler Cos.	380	113,981
PJT Partners, Inc., Class A(a)	264	41,662
Raymond James Financial, Inc.	4,777	742,011
S&P Global, Inc.	6,675	3,324,350
SEI Investments Co.	5,914	487,787
State Street Corp.	17,337	1,701,627
StepStone Group, Inc., Class A	3,455	199,975
Stifel Financial Corp.	3,600	381,888
T Rowe Price Group, Inc.	16,815	1,901,608
TPG, Inc.	4,787	300,815
Tradeweb Markets, Inc., Class A	1,776	232,514
Victory Capital Holdings, Inc., Class A	6,043	395,575
Virtu Financial, Inc., Class A	7,551	269,420
Virtus Investment Partners, Inc.	827	182,420
Total Capital Markets		74,456,860
Chemicals — 1.2%
Air Products & Chemicals, Inc.	9,144	2,652,126
Ashland, Inc.	3,020	215,809
Avient Corp.	5,356	218,846
Balchem Corp.	594	96,819
Cabot Corp.	2,469	225,444
CF Industries Holdings, Inc.	7,436	634,439
Corteva, Inc.	14,720	838,451
DuPont de Nemours, Inc.	14,305	1,090,756
Eastman Chemical Co.	7,253	662,344
Ecolab, Inc.	7,283	1,706,553
Element Solutions, Inc.	10,726	272,762
FMC Corp.	9,506	462,087
HB Fuller Co.	2,912	196,502
Huntsman Corp.	19,562	352,703
Innospec, Inc.	1,338	147,260
International Flavors & Fragrances, Inc.	8,871	750,043
NewMarket Corp.	612	323,350
Olin Corp.	5,546	187,455
PPG Industries, Inc.	14,479	1,729,517
RPM International, Inc.	5,120	630,067
Scotts Miracle-Gro Co.	4,333	287,451
Sensient Technologies Corp.	2,542	181,143
Sherwin-Williams Co.	5,163	1,755,059
Total Chemicals		15,616,986
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	3,313	169,559
Brady Corp., Class A	2,636	194,669
Brink's Co.	1,473	136,650
Cintas Corp.	8,490	1,551,123
Deluxe Corp.	5,935	134,072
HNI Corp.	4,043	203,646
Matthews International Corp., Class A	3,762	104,132
MillerKnoll, Inc.	6,746	152,392
MSA Safety, Inc.	1,468	243,350
Pitney Bowes, Inc.	17,250	124,890
Republic Services, Inc.	6,436	1,294,795
Rollins, Inc.	19,160	888,066
Steelcase, Inc., Class A	9,292	109,831
Tetra Tech, Inc.	3,476	138,484
Veralto Corp.	2,524	257,069
Waste Management, Inc.	10,654	2,149,871
Total Commercial Services & Supplies		7,852,599
Communications Equipment — 1.1%
Cisco Systems, Inc.	206,919	12,249,605
Juniper Networks, Inc.	16,041	600,735
Motorola Solutions, Inc.	4,233	1,956,620
Ubiquiti, Inc.	1,380	458,063
Total Communications Equipment		15,265,023
Construction & Engineering — 0.1%
AECOM	2,135	228,061
Argan, Inc.	506	69,342
Comfort Systems USA, Inc.	396	167,928
EMCOR Group, Inc.	367	166,581
Granite Construction, Inc.	602	52,802
Quanta Services, Inc.	1,839	581,216
Valmont Industries, Inc.	563	172,655
Total Construction & Engineering		1,438,585
Construction Materials — 0.1%
Eagle Materials, Inc.	601	148,303
Martin Marietta Materials, Inc.	795	410,618
Vulcan Materials Co.	1,932	496,968
Total Construction Materials		1,055,889
Consumer Finance — 0.7%
American Express Co.	12,921	3,834,824
Bread Financial Holdings, Inc.	2,439	148,925
Capital One Financial Corp.	9,302	1,658,733
Discover Financial Services	7,939	1,375,273
FirstCash Holdings, Inc.	1,714	177,570
Navient Corp.	14,297	190,007
OneMain Holdings, Inc.	11,958	623,370
SLM Corp.	10,848	299,188
Synchrony Financial	12,281	798,265
Total Consumer Finance		9,106,155
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	29,276	574,981
Casey's General Stores, Inc.	643	254,776
Costco Wholesale Corp.	6,078	5,569,089
Kroger Co.(a)	30,295	1,852,539
PriceSmart, Inc.	2,603	239,919
Sysco Corp.	35,288	2,698,120
Target Corp.	30,538	4,128,127
Walmart, Inc.	204,738	18,498,078
Weis Markets, Inc.	1,831	123,995
Total Consumer Staples Distribution & Retail		33,939,624
Containers & Packaging — 0.4%
AptarGroup, Inc.	2,039	320,327
Avery Dennison Corp.	2,463	460,901
Ball Corp.	7,316	403,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
Berry Global Group, Inc.	3,293	$212,958
Crown Holdings, Inc.	2,246	185,722
Graphic Packaging Holding Co.	13,546	367,909
Greif, Inc., Class B	2,457	166,708
Greif, Inc., Class A	2,668	163,068
International Paper Co.(a)	21,671	1,166,333
Packaging Corp. of America	3,863	869,677
Pactiv Evergreen, Inc.	13,159	229,888
Sealed Air Corp.	6,951	235,152
Silgan Holdings, Inc.	3,923	204,192
Sonoco Products Co.	6,863	335,258
Total Containers & Packaging		5,321,424
Distributors — 0.0%
Pool Corp.	968	330,030
Diversified Consumer Services — 0.1%
ADT, Inc.	50,983	352,293
H&R Block, Inc.(a)	11,828	624,991
Service Corp. International	4,398	351,048
Strategic Education, Inc.	1,906	178,059
Total Diversified Consumer Services		1,506,391
Diversified REITs — 0.1%
Broadstone Net Lease, Inc.	10,913	173,080
Essential Properties Realty Trust, Inc.	3,794	118,676
WP Carey, Inc.	18,556	1,010,931
Total Diversified REITs		1,302,687
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	656,623	14,951,306
Cogent Communications Holdings, Inc.	5,110	393,827
Iridium Communications, Inc.	6,894	200,064
Total Diversified Telecommunication Services		15,545,197
Electric Utilities — 3.9%
Alliant Energy Corp.	14,842	877,756
American Electric Power Co., Inc.	52,358	4,828,978
Constellation Energy Corp.	3,476	777,616
Duke Energy Corp.	76,085	8,197,398
Edison International	37,805	3,018,351
Entergy Corp.	27,123	2,056,466
Evergy, Inc.	21,467	1,321,294
Eversource Energy	32,129	1,845,168
Exelon Corp.	77,164	2,904,453
FirstEnergy Corp.	44,222	1,759,151
IDACORP, Inc.	3,059	334,288
MGE Energy, Inc.	2,638	247,867
NextEra Energy, Inc.	106,681	7,647,961
NRG Energy, Inc.	10,440	941,897
OGE Energy Corp.	20,975	865,219
Otter Tail Corp.	2,904	214,431
PG&E Corp.	23,799	480,264
Pinnacle West Capital Corp.	11,037	935,607
Portland General Electric Co.	11,657	508,478
PPL Corp.	41,559	1,349,005
Southern Co.	105,132	8,654,466
TXNM Energy, Inc.	7,082	348,222
Xcel Energy, Inc.	33,099	2,234,844
Total Electric Utilities		52,349,180
Electrical Equipment — 0.4%
Acuity Brands, Inc.	126	36,808
AMETEK, Inc.	2,968	535,012
Atkore, Inc.	1,391	116,079
Emerson Electric Co.	17,824	2,208,928
EnerSys	1,206	111,470
Hubbell, Inc.	1,347	564,245
Regal Rexnord Corp.	1,307	202,755
Rockwell Automation, Inc.	3,720	1,063,139
Vertiv Holdings Co., Class A	3,765	427,742
Total Electrical Equipment		5,266,178
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	21,663	1,504,495
Avnet, Inc.	5,559	290,847
Badger Meter, Inc.	481	102,030
CDW Corp.	3,816	664,137
Cognex Corp.	3,609	129,419
Corning, Inc.	39,015	1,853,993
Crane NXT Co.(a)	2,025	117,895
Jabil, Inc.	1,486	213,835
Littelfuse, Inc.	761	179,330
Richardson Electronics Ltd.	4,803	67,386
TD SYNNEX Corp.	2,163	253,677
Vishay Intertechnology, Inc.	9,513	161,150
Total Electronic Equipment, Instruments & Components		5,538,194
Energy Equipment & Services — 0.4%
Archrock, Inc.	12,053	299,999
Atlas Energy Solutions, Inc.(a)	10,400	230,672
Baker Hughes Co.	38,239	1,568,564
Cactus, Inc., Class A	2,207	128,801
ChampionX Corp.	4,432	120,506
Halliburton Co.	35,865	975,169
Helmerich & Payne, Inc.(a)	7,273	232,881
Kodiak Gas Services, Inc.	8,269	337,623
Liberty Energy, Inc.(a)	9,609	191,123
NOV, Inc.	15,683	228,972
Patterson-UTI Energy, Inc.(a)	39,776	328,550
RPC, Inc.	19,597	116,406
Total Energy Equipment & Services		4,759,266
Entertainment — 0.2%
Electronic Arts, Inc.	3,361	491,714
Walt Disney Co.	22,528	2,508,493
Warner Music Group Corp., Class A(a)	6,954	215,574
Total Entertainment		3,215,781
Financial Services — 2.1%
Apollo Global Management, Inc.	12,080	1,995,133
Cannae Holdings, Inc.	6,705	133,161
Enact Holdings, Inc.	10,815	350,190
Equitable Holdings, Inc.	14,117	665,899
Federal Agricultural Mortgage Corp., Class C	667	131,366
Fidelity National Information Services, Inc.	27,065	2,186,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
Global Payments, Inc.	4,067	$455,748
HA Sustainable Infrastructure Capital, Inc.	12,176	326,682
Jack Henry & Associates, Inc.(a)	2,144	375,843
Jackson Financial, Inc., Class A	4,862	423,383
Mastercard, Inc., Class A	13,284	6,994,956
MGIC Investment Corp.	18,440	437,212
PennyMac Financial Services, Inc.	1,530	156,274
Radian Group, Inc.	10,508	333,314
TFS Financial Corp.	32,776	411,666
Visa, Inc., Class A	37,244	11,770,594
Voya Financial, Inc.	4,284	294,868
Walker & Dunlop, Inc.	2,315	225,041
Western Union Co.	35,951	381,081
Total Financial Services		28,048,451
Food Products — 1.7%
Archer-Daniels-Midland Co.*	35,646	1,800,836
Cal-Maine Foods, Inc.	4,040	415,797
Campbell Soup Co.	19,968	836,260
Conagra Brands, Inc.	47,944	1,330,446
Flowers Foods, Inc.(a)	26,402	545,465
General Mills, Inc.	40,221	2,564,893
Hershey Co.	8,654	1,465,555
Hormel Foods Corp.	39,635	1,243,350
Ingredion, Inc.	4,444	611,316
J & J Snack Foods Corp.	1,508	233,936
J M Smucker Co.	7,992	880,079
Kellanova	19,361	1,567,660
Lancaster Colony Corp.	1,884	326,196
McCormick & Co., Inc., Non-Voting Shares	11,267	858,996
Mondelez International, Inc., Class A	114,612	6,845,775
Tyson Foods, Inc., Class A	16,448	944,773
WK Kellogg Co.	9,809	176,464
Total Food Products		22,647,797
Gas Utilities — 0.4%
Atmos Energy Corp.(a)	10,427	1,452,168
Chesapeake Utilities Corp.	1,456	176,686
MDU Resources Group, Inc.	18,294	329,658
National Fuel Gas Co.	9,305	564,627
New Jersey Resources Corp.	11,220	523,413
Northwest Natural Holding Co.	7,018	277,632
ONE Gas, Inc.	4,963	343,688
Southwest Gas Holdings, Inc.	7,238	511,799
Spire, Inc.	7,425	503,638
UGI Corp.	21,937	619,281
Total Gas Utilities		5,302,590
Ground Transportation — 0.8%
CSX Corp.	50,765	1,638,186
JB Hunt Transport Services, Inc.	1,876	320,158
Landstar System, Inc.	1,519	261,055
Norfolk Southern Corp.	8,671	2,035,084
Old Dominion Freight Line, Inc.	2,637	465,167
Ryder System, Inc.	2,546	399,366
Schneider National, Inc., Class B(a)	4,738	138,729
Union Pacific Corp.	26,471	6,036,447
Werner Enterprises, Inc.	3,246	116,596
Total Ground Transportation		11,410,788
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	62,972	7,122,763
Baxter International, Inc.	21,041	613,556
Becton Dickinson & Co.	10,358	2,349,919
Dentsply Sirona, Inc.	17,135	325,222
Embecta Corp.	4,788	98,872
GE HealthCare Technologies, Inc.	4,897	382,847
ResMed, Inc.	2,443	558,690
Stryker Corp.	8,896	3,203,005
Zimmer Biomet Holdings, Inc.	3,484	368,015
Total Health Care Equipment & Supplies		15,022,889
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	7,853	928,774
Cencora, Inc.	3,646	819,183
Chemed Corp.	240	127,152
Cigna Group	9,144	2,525,024
Encompass Health Corp.	2,743	253,316
Ensign Group, Inc.	517	68,689
HCA Healthcare, Inc.	4,064	1,219,810
Labcorp Holdings, Inc.	1,936	443,964
McKesson Corp.	1,534	874,242
National HealthCare Corp.	1,509	162,308
Patterson Cos., Inc.	11,541	356,155
Premier, Inc., Class A(a)	9,569	202,863
Quest Diagnostics, Inc.	4,106	619,431
Select Medical Holdings Corp.	9,330	175,870
UnitedHealth Group, Inc.	24,502	12,394,582
Universal Health Services, Inc., Class B	1,015	182,111
Total Health Care Providers & Services		21,353,474
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	12,616	1,230,691
CareTrust REIT, Inc.	4,052	109,606
Healthcare Realty Trust, Inc.(a)	24,343	412,614
Sabra Health Care REIT, Inc.	21,271	368,414
Ventas, Inc.	16,266	957,905
Welltower, Inc.	31,049	3,913,105
Total Health Care REITs		6,992,335
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	34,663	607,296
Ryman Hospitality Properties, Inc.	2,345	244,677
Total Hotel & Resort REITs		851,973
Hotels, Restaurants & Leisure — 1.8%
Aramark	5,878	219,308
Booking Holdings, Inc.	652	3,239,410
Boyd Gaming Corp.	2,730	198,034
Cheesecake Factory, Inc.(a)	4,735	224,629
Choice Hotels International, Inc.	441	62,613
Churchill Downs, Inc.	1,150	153,571
Darden Restaurants, Inc.	7,707	1,438,820
Domino's Pizza, Inc.(a)	932	391,216
Hilton Worldwide Holdings, Inc.	2,907	718,494
Hyatt Hotels Corp., Class A(a)	262	41,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
Las Vegas Sands Corp.(a)	21,162	$1,086,880
Marriott International, Inc., Class A	4,998	1,394,142
Marriott Vacations Worldwide Corp.	1,782	160,024
McDonald's Corp.	33,028	9,574,487
Papa John's International, Inc.(a)	3,407	139,926
Red Rock Resorts, Inc., Class A	3,005	138,951
Texas Roadhouse, Inc.	2,773	500,332
Travel & Leisure Co.	8,065	406,879
Vail Resorts, Inc.(a)	3,211	601,902
Wendy's Co.(a)	21,842	356,025
Wingstop, Inc.	270	76,734
Wyndham Hotels & Resorts, Inc.	3,660	368,891
Wynn Resorts Ltd.	2,383	205,319
Yum! Brands, Inc.	15,348	2,059,088
Total Hotels, Restaurants & Leisure		23,756,804
Household Durables — 0.2%
Ethan Allen Interiors, Inc.	4,685	131,696
Installed Building Products, Inc.(a)	313	54,853
KB Home	2,825	185,659
La-Z-Boy, Inc.	3,381	147,310
Lennar Corp., Class B	749	98,980
Meritage Homes Corp.	1,435	220,732
Newell Brands, Inc.	25,352	252,506
PulteGroup, Inc.	3,355	365,360
Tempur Sealy International, Inc.	3,822	216,669
Toll Brothers, Inc.	1,635	205,928
Whirlpool Corp.	5,325	609,606
Total Household Durables		2,489,299
Household Products — 2.2%
Church & Dwight Co., Inc.	5,510	576,952
Clorox Co.	10,310	1,674,447
Colgate-Palmolive Co.	49,112	4,464,772
Energizer Holdings, Inc.	8,514	297,054
Kimberly-Clark Corp.	32,483	4,256,572
Procter & Gamble Co.	104,002	17,435,935
Reynolds Consumer Products, Inc.	22,721	613,240
Spectrum Brands Holdings, Inc.	1,929	162,981
WD-40 Co.	663	160,897
Total Household Products		29,642,850
Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class C	6,702	174,252
Vistra Corp.	3,861	532,316
Total Independent Power & Renewable Electricity Producers		706,568
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc., Class A	5,183	126,724
Industrial Conglomerates — 0.6%
3M Co.	22,424	2,894,714
Honeywell International, Inc.	24,545	5,544,470
Total Industrial Conglomerates		8,439,184
Industrial REITs — 0.5%
EastGroup Properties, Inc.	2,159	346,498
Innovative Industrial Properties, Inc.	1,751	116,687
Lineage, Inc.	3,396	198,904
Prologis, Inc.	55,175	5,831,997
Rexford Industrial Realty, Inc.	6,876	265,826
Total Industrial REITs		6,759,912
Insurance — 2.8%
Aflac, Inc.	20,912	2,163,137
Allstate Corp.	13,398	2,583,000
American Financial Group, Inc.	7,870	1,077,639
American International Group, Inc.	25,339	1,844,679
AMERISAFE, Inc.	2,273	117,150
Arthur J Gallagher & Co.	3,275	929,609
Assurant, Inc.	1,942	414,073
Brown & Brown, Inc.	4,831	492,859
Cincinnati Financial Corp.	8,975	1,289,708
CNA Financial Corp.	25,105	1,214,329
CNO Financial Group, Inc.	5,447	202,683
Employers Holdings, Inc.	4,232	216,805
Erie Indemnity Co., Class A	1,577	650,087
F&G Annuities & Life, Inc.	4,882	202,310
Fidelity National Financial, Inc.	16,415	921,538
First American Financial Corp.	6,715	419,285
Globe Life, Inc.	1,320	147,206
Hanover Insurance Group, Inc.	2,266	350,460
Hartford Financial Services Group, Inc.	14,948	1,635,311
Horace Mann Educators Corp.	5,687	223,101
Kemper Corp.	4,173	277,254
Kinsale Capital Group, Inc.	266	123,725
Lincoln National Corp.	18,507	586,857
Loews Corp.	2,235	189,282
Marsh & McLennan Cos., Inc.	19,877	4,222,074
Mercury General Corp.	3,401	226,099
MetLife, Inc.	34,331	2,811,022
Old Republic International Corp.	22,886	828,244
Primerica, Inc.	1,460	396,273
Principal Financial Group, Inc.	14,895	1,153,022
Progressive Corp.	6,636	1,590,052
Prudential Financial, Inc.	27,900	3,306,987
Reinsurance Group of America, Inc.	2,400	512,712
RLI Corp.	959	158,072
Ryan Specialty Holdings, Inc.	1,590	102,014
Safety Insurance Group, Inc.	1,904	156,890
Selective Insurance Group, Inc.	2,247	210,140
Stewart Information Services Corp.	2,541	171,492
Travelers Cos., Inc.	10,325	2,487,189
Unum Group	11,576	845,395
WR Berkley Corp.	6,830	399,692
Total Insurance		37,849,456
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A	60,489	11,450,568
Alphabet, Inc., Class C	57,374	10,926,304
Meta Platforms, Inc., Class A	21,807	12,768,216
Shutterstock, Inc.(a)	4,916	149,201
Total Interactive Media & Services		35,294,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	13,796	$1,060,913
International Business Machines Corp.	50,887	11,186,489
Total IT Services		12,247,402
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	2,756	195,896
Brunswick Corp.	3,295	213,121
Hasbro, Inc.	11,080	619,483
Polaris, Inc.(a)	5,605	322,960
Total Leisure Products		1,351,460
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,311	579,140
Bio-Techne Corp.	2,345	168,910
Bruker Corp.	1,408	82,537
Danaher Corp.	7,578	1,739,530
Revvity, Inc.	1,837	205,027
Thermo Fisher Scientific, Inc.	3,960	2,060,111
West Pharmaceutical Services, Inc.	939	307,579
Total Life Sciences Tools & Services		5,142,834
Machinery — 2.3%
AGCO Corp.(a)	5,192	485,348
Albany International Corp., Class A	1,784	142,666
Allison Transmission Holdings, Inc.	2,848	307,755
Caterpillar, Inc.	19,605	7,111,910
Crane Co.	516	78,303
Cummins, Inc.	5,294	1,845,488
Deere & Co.	6,736	2,854,043
Donaldson Co., Inc.	5,171	348,267
Dover Corp.	3,863	724,699
Esab Corp.	323	38,741
Federal Signal Corp.	728	67,260
Flowserve Corp.	6,480	372,730
Fortive Corp.	4,167	312,525
Franklin Electric Co., Inc.	2,005	195,387
Graco, Inc.	3,822	322,156
Greenbrier Cos., Inc.	2,087	127,286
IDEX Corp.	1,663	348,049
Illinois Tool Works, Inc.	18,410	4,668,040
Ingersoll Rand, Inc.	4,996	451,938
ITT, Inc.	2,445	349,342
Kennametal, Inc.(a)	7,216	173,328
Lincoln Electric Holdings, Inc.	1,899	356,006
Mueller Industries, Inc.	3,070	243,635
Mueller Water Products, Inc., Class A	8,091	182,048
Nordson Corp.	1,293	270,547
Oshkosh Corp.	2,343	222,749
Otis Worldwide Corp.	17,253	1,597,800
PACCAR, Inc.	10,916	1,135,482
Parker-Hannifin Corp.	3,590	2,283,348
Snap-on, Inc.	2,626	891,474
Stanley Black & Decker, Inc.	11,376	913,379
Terex Corp.	2,754	127,290
Timken Co.	3,426	244,514
Toro Co.	2,966	237,577
Trinity Industries, Inc.	6,963	244,401
Watts Water Technologies, Inc., Class A	621	126,249
Westinghouse Air Brake Technologies Corp.	2,339	443,451
Xylem, Inc.(a)	4,942	573,371
Total Machinery		31,418,582
Marine Transportation — 0.0%
Matson, Inc.	1,121	151,156
Media — 0.9%
Cable One, Inc.(a)	521	188,665
Comcast Corp., Class A	217,932	8,178,988
Fox Corp., Class A	6,333	307,657
Fox Corp., Class B	10,231	467,966
Gray Television, Inc.	15,182	47,823
Interpublic Group of Cos., Inc.(a)	33,683	943,798
John Wiley & Sons, Inc., Class A	3,819	166,928
New York Times Co., Class A	5,268	274,199
News Corp., Class B	1,339	40,746
News Corp., Class A	7,735	213,022
Nexstar Media Group, Inc.(a)	2,615	413,092
Omnicom Group, Inc.	10,667	917,789
Paramount Global, Class B(a)	28,016	293,047
Sinclair, Inc.	6,122	98,809
TEGNA, Inc.(a)	12,908	236,087
Total Media		12,788,616
Metals & Mining — 0.2%
Alcoa Corp.	3,838	145,000
Carpenter Technology Corp.	631	107,087
Commercial Metals Co.	3,711	184,065
Hecla Mining Co.	19,115	93,855
Kaiser Aluminum Corp.	1,936	136,043
Reliance, Inc.	1,774	477,667
Royal Gold, Inc.	2,305	303,914
Steel Dynamics, Inc.	4,369	498,372
SunCoke Energy, Inc.	10,276	109,953
Worthington Steel, Inc.	2,165	68,890
Total Metals & Mining		2,124,846
Multi-Utilities — 1.8%
Ameren Corp.	15,376	1,370,617
Avista Corp.	9,683	354,688
Black Hills Corp.	6,869	401,974
CenterPoint Energy, Inc.	32,505	1,031,384
CMS Energy Corp.(a)	25,446	1,695,976
Consolidated Edison, Inc.	33,681	3,005,356
Dominion Energy, Inc.	75,401	4,061,098
DTE Energy Co.	14,235	1,718,876
NiSource, Inc.	23,874	877,608
Northwestern Energy Group, Inc.(a)	7,333	392,022
Public Service Enterprise Group, Inc.	38,477	3,250,922
Sempra	32,701	2,868,532
Unitil Corp.	2,548	138,076
WEC Energy Group, Inc.	30,389	2,857,781
Total Multi-Utilities		24,024,910
Office REITs — 0.0%
BXP, Inc.	8,603	639,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
Oil, Gas & Consumable Fuels — 7.5%
Antero Midstream Corp.	52,620	$794,036
APA Corp.	33,660	777,209
California Resources Corp.	5,436	282,074
Cheniere Energy, Inc.	4,268	917,065
Chevron Corp.	144,454	20,922,717
Chord Energy Corp.	4,922	575,480
Civitas Resources, Inc.	7,338	336,594
ConocoPhillips	75,014	7,439,138
Coterra Energy, Inc.	48,295	1,233,454
Crescent Energy Co., Class A(a)	16,174	236,302
DT Midstream, Inc.	7,650	760,639
EOG Resources, Inc.	32,884	4,030,921
Expand Energy Corp.	10,018	997,292
Exxon Mobil Corp.	295,480	31,784,784
Hess Corp.	8,719	1,159,714
Kinder Morgan, Inc.	184,090	5,044,066
Kinetik Holdings, Inc.	5,273	299,032
Magnolia Oil & Gas Corp., Class A(a)	9,371	219,094
Marathon Petroleum Corp.	16,138	2,251,251
Matador Resources Co.	4,369	245,800
Murphy Oil Corp.	13,724	415,288
Northern Oil & Gas, Inc.	9,731	361,604
Occidental Petroleum Corp.(a)	31,874	1,574,894
ONEOK, Inc.	41,665	4,183,166
Ovintiv, Inc.	15,172	614,466
Peabody Energy Corp.	5,851	122,520
Permian Resources Corp.	50,970	732,949
Phillips 66	28,123	3,204,053
Range Resources Corp.	6,367	229,085
Riley Exploration Permian, Inc.	3,367	107,475
SM Energy Co.	5,288	204,963
Targa Resources Corp.	9,401	1,678,079
Texas Pacific Land Corp.(a)	315	348,377
Valero Energy Corp.	19,444	2,383,640
Vitesse Energy, Inc.(a)	7,663	191,575
Williams Cos., Inc.	80,582	4,361,098
World Kinect Corp.	5,254	144,538
Total Oil, Gas & Consumable Fuels		101,164,432
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,158	223,461
Sylvamo Corp.	2,497	197,313
Total Paper & Forest Products		420,774
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	11,091	671,006
Personal Care Products — 0.2%
Inter Parfums, Inc.	1,699	223,435
Kenvue, Inc.	131,262	2,802,444
Total Personal Care Products		3,025,879
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	160,385	9,071,376
Eli Lilly & Co.	11,417	8,813,924
Johnson & Johnson	229,816	33,235,990
Merck & Co., Inc.	157,029	15,621,245
Organon & Co.	23,470	350,172
Viatris, Inc.	90,903	1,131,742
Zoetis, Inc.	8,677	1,413,744
Total Pharmaceuticals		69,638,193
Professional Services — 1.3%
Alight, Inc., Class A	31,209	215,966
Automatic Data Processing, Inc.	23,682	6,932,432
Booz Allen Hamilton Holding Corp.	3,551	457,014
Broadridge Financial Solutions, Inc.	4,843	1,094,954
CSG Systems International, Inc.	3,304	168,867
Dun & Bradstreet Holdings, Inc.	15,309	190,750
Equifax, Inc.	1,575	401,389
Exponent, Inc.	1,759	156,727
Insperity, Inc.	3,102	240,436
Jacobs Solutions, Inc.	2,923	390,571
KBR, Inc.	2,651	153,572
Korn Ferry	2,449	165,185
Leidos Holdings, Inc.	2,817	405,817
ManpowerGroup, Inc.	5,790	334,199
Maximus, Inc.	3,830	285,910
Paychex, Inc.	27,962	3,920,832
Paycom Software, Inc.(a)	731	149,833
Robert Half, Inc.(a)	5,937	418,321
Science Applications International Corp.	1,705	190,585
SS&C Technologies Holdings, Inc.	6,507	493,100
TransUnion	1,911	177,169
TriNet Group, Inc.	1,410	127,986
Verisk Analytics, Inc.	2,098	577,852
Total Professional Services		17,649,467
Residential REITs — 0.7%
American Homes 4 Rent, Class A	18,045	675,244
AvalonBay Communities, Inc.	9,984	2,196,180
Camden Property Trust	2,966	344,175
Equity LifeStyle Properties, Inc.	8,623	574,292
Equity Residential	32,976	2,366,358
Essex Property Trust, Inc.	4,358	1,243,948
Invitation Homes, Inc.	26,535	848,324
Mid-America Apartment Communities, Inc.	5,318	822,003
Sun Communities, Inc.	3,193	392,643
UDR, Inc.	14,481	628,620
Total Residential REITs		10,091,787
Retail REITs — 1.0%
Agree Realty Corp.	5,572	392,548
Brixmor Property Group, Inc.	18,942	527,345
Federal Realty Investment Trust	5,578	624,457
Kimco Realty Corp.	34,879	817,215
NNN REIT, Inc.	18,454	753,846
Realty Income Corp.	86,036	4,595,183
Regency Centers Corp.(a)	7,599	561,794
Simon Property Group, Inc.	31,396	5,406,705
Total Retail REITs		13,679,093
Semiconductors & Semiconductor Equipment — 4.3%
Amkor Technology, Inc.	7,054	181,217
Applied Materials, Inc.	13,747	2,235,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
KLA Corp.	2,564	$1,615,628
Lam Research Corp.	30,978	2,237,541
MKS Instruments, Inc.	1,676	174,958
Monolithic Power Systems, Inc.	817	483,419
NVIDIA Corp.	249,904	33,559,608
Power Integrations, Inc.	3,761	232,054
Qualcomm, Inc.	44,463	6,830,406
Skyworks Solutions, Inc.(a)	9,900	877,932
Teradyne, Inc.	1,569	197,568
Texas Instruments, Inc.	48,268	9,050,733
Universal Display Corp.	1,052	153,802
Total Semiconductors & Semiconductor Equipment		57,830,541
Software — 4.5%
Bentley Systems, Inc., Class B	3,888	181,570
Clear Secure, Inc., Class A(a)	3,944	105,068
Dolby Laboratories, Inc., Class A	2,089	163,151
Gen Digital, Inc.	19,421	531,747
InterDigital, Inc.	1,068	206,893
Intuit, Inc.	3,371	2,118,673
Microsoft Corp.	109,095	45,983,543
Oracle Corp.	45,348	7,556,791
Pegasystems, Inc.	617	57,504
Roper Technologies, Inc.	1,215	631,618
Salesforce, Inc.	9,288	3,105,257
Total Software		60,641,815
Specialized REITs — 1.9%
American Tower Corp.	25,571	4,689,977
CubeSmart	18,700	801,295
Digital Realty Trust, Inc.	13,702	2,429,776
EPR Properties	8,829	390,948
Equinix, Inc.	2,672	2,519,402
Extra Space Storage, Inc.	13,036	1,950,186
Gaming & Leisure Properties, Inc.(a)	27,852	1,341,352
Iron Mountain, Inc.	10,045	1,055,830
Lamar Advertising Co., Class A(a)	7,152	870,685
Outfront Media, Inc.	8,064	143,055
Public Storage	16,451	4,926,088
SBA Communications Corp.	1,643	334,843
VICI Properties, Inc.	104,579	3,054,753
Weyerhaeuser Co.	21,169	595,907
Total Specialized REITs		25,104,097
Specialty Retail — 2.4%
Academy Sports & Outdoors, Inc.(a)	2,646	152,224
American Eagle Outfitters, Inc.	12,698	211,676
Bath & Body Works, Inc.	8,946	346,836
Best Buy Co., Inc.	17,101	1,467,266
Buckle, Inc.	7,148	363,190
Dick's Sporting Goods, Inc.	2,183	499,558
Gap, Inc.	17,871	422,292
Home Depot, Inc.	39,965	15,545,985
Lithia Motors, Inc.	426	152,265
Lowe's Cos., Inc.	18,611	4,593,195
Monro, Inc.	5,051	125,265
Murphy USA, Inc.(a)	231	115,904
Penske Automotive Group, Inc.	2,976	453,661
Ross Stores, Inc.	6,003	908,074
Sonic Automotive, Inc., Class A	1,939	122,836
TJX Cos., Inc.	39,226	4,738,893
Tractor Supply Co.	16,449	872,784
Upbound Group, Inc.	5,852	170,703
Williams-Sonoma, Inc.(a)	3,263	604,242
Winmark Corp.	301	118,314
Total Specialty Retail		31,985,163
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	180,775	45,269,675
HP, Inc.	59,781	1,950,654
NetApp, Inc.	7,019	814,766
Total Technology Hardware, Storage & Peripherals		48,035,095
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.(a)	3,354	181,753
Columbia Sportswear Co.(a)	2,469	207,223
Kontoor Brands, Inc.	3,888	332,074
Levi Strauss & Co., Class A	7,499	129,733
NIKE, Inc., Class B	47,234	3,574,197
Oxford Industries, Inc.	2,021	159,214
Ralph Lauren Corp.	1,839	424,772
Steven Madden Ltd.	7,034	299,086
Tapestry, Inc.	9,994	652,908
VF Corp.(a)	13,641	292,736
Total Textiles, Apparel & Luxury Goods		6,253,696
Tobacco — 2.0%
Altria Group, Inc.	168,383	8,804,747
Philip Morris International, Inc.	153,546	18,479,261
Universal Corp.	3,109	170,498
Total Tobacco		27,454,506
Trading Companies & Distributors — 0.5%
Air Lease Corp.	4,943	238,302
Applied Industrial Technologies, Inc.	883	211,452
Boise Cascade Co.	288	34,232
Fastenal Co.	21,927	1,576,771
Ferguson Enterprises, Inc.	5,229	907,598
GATX Corp.(a)	1,290	199,898
Global Industrial Co.	5,485	135,973
H&E Equipment Services, Inc.	2,616	128,079
Herc Holdings, Inc.	770	145,784
McGrath RentCorp	1,423	159,120
MSC Industrial Direct Co., Inc., Class A	5,255	392,496
Rush Enterprises, Inc., Class A	2,724	149,248
United Rentals, Inc.	989	696,691
Watsco, Inc.(a)	1,468	695,670
WESCO International, Inc.	806	145,854
WW Grainger, Inc.	1,044	1,100,428
Total Trading Companies & Distributors		6,917,596
Water Utilities — 0.2%
American States Water Co.	3,457	268,678
American Water Works Co., Inc.	8,764	1,091,030
California Water Service Group	7,030	318,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

Investments	Shares	Value
Essential Utilities, Inc.	17,708	$643,155
SJW Group	3,503	172,418
Total Water Utilities		2,493,951
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	48,493	10,703,860
Total United States		1,339,464,993
Puerto Rico — 0.1%
Banks — 0.1%
First BanCorp	18,016	334,917
OFG Bancorp	4,810	203,559
Popular, Inc.	4,458	419,320
Total Puerto Rico		957,796
Singapore — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
Kulicke & Soffa Industries, Inc.	3,436	160,324
TOTAL COMMON STOCKS (COST: $1,021,380,750)		1,340,583,113
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b)
(Cost: $2,057,781)	2,057,781	2,057,781
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%(b)
(Cost: $1,019,288)	1,019,288	1,019,288
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,024,457,819)		1,343,660,182
Other Assets less Liabilities — 0.0%		368,750
NET ASSETS — 100.0%		$1,344,028,932

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,648,077 and the total market value of the collateral held by the Fund was $27,506,721. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,487,433.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,340,583,113	$–	$–	$1,340,583,113
Mutual Fund	–	2,057,781	–	2,057,781
Investment of Cash Collateral for Securities Loaned	–	1,019,288	–	1,019,288
Total Investments in Securities	$1,340,583,113	$3,077,069	$–	$1,343,660,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

December 31, 2024

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.8%
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	11,325	$5,503,271
Northrop Grumman Corp.	4,321	2,027,802
RTX Corp.	48,909	5,659,749
Textron, Inc.	34,555	2,643,112
Total Aerospace & Defense		15,833,934
Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc.	48,530	5,375,668
Automobile Components — 1.4%
BorgWarner, Inc.	51,467	1,636,136
Gentex Corp.	115,823	3,327,595
Lear Corp.	20,757	1,965,688
Total Automobile Components		6,929,419
Automobiles — 1.2%
General Motors Co.	107,673	5,735,741
Banks — 3.4%
Bank of America Corp.	44,167	1,941,140
Fifth Third Bancorp	62,008	2,621,698
First Horizon Corp.	276,098	5,560,614
JPMorgan Chase & Co.	6,746	1,617,084
Wells Fargo & Co.	75,436	5,298,624
Total Banks		17,039,160
Beverages — 2.8%
Brown-Forman Corp., Class B(a)	73,744	2,800,797
Coca-Cola Consolidated, Inc.	3,002	3,782,490
Keurig Dr. Pepper, Inc.	67,704	2,174,653
Molson Coors Beverage Co., Class B	43,685	2,504,024
Monster Beverage Corp.*	54,655	2,872,667
Total Beverages		14,134,631
Biotechnology — 2.7%
Exelixis, Inc.*	76,145	2,535,628
Incyte Corp.*	78,636	5,431,389
United Therapeutics Corp.*	15,606	5,506,421
Total Biotechnology		13,473,438
Broadline Retail — 0.6%
eBay, Inc.	46,348	2,871,259
Building Products — 2.4%
AO Smith Corp.	19,635	1,339,303
Builders FirstSource, Inc.*	31,672	4,526,879
Carlisle Cos., Inc.	12,774	4,711,562
Masco Corp.	18,124	1,315,259
Total Building Products		11,893,003
Capital Markets — 4.3%
Ameriprise Financial, Inc.	10,269	5,467,524
Bank of New York Mellon Corp.	71,521	5,494,958
Morgan Stanley	44,903	5,645,205
Northern Trust Corp.	22,584	2,314,860
T Rowe Price Group, Inc.	22,087	2,497,819
Total Capital Markets		21,420,366
Chemicals — 1.1%
Eastman Chemical Co.	24,307	2,219,715
PPG Industries, Inc.	25,621	3,060,429
Total Chemicals		5,280,144
Communications Equipment — 1.2%
Ciena Corp.*	41,764	3,542,005
Cisco Systems, Inc.	43,042	2,548,086
Total Communications Equipment		6,090,091
Construction & Engineering — 0.6%
WillScot Holdings Corp.*	95,220	3,185,109
Consumer Finance — 1.1%
Synchrony Financial	87,789	5,706,285
Consumer Staples Distribution & Retail — 2.0%
Maplebear, Inc.*	44,258	1,833,166
Sysco Corp.	26,162	2,000,347
Target Corp.	25,240	3,411,943
U.S. Foods Holding Corp.*	43,316	2,922,097
Total Consumer Staples Distribution & Retail		10,167,553
Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	46,499	1,262,913
Diversified Consumer Services — 1.4%
ADT, Inc.	371,852	2,569,497
H&R Block, Inc.(a)	50,607	2,674,074
Service Corp. International	20,435	1,631,122
Total Diversified Consumer Services		6,874,693
Electric Utilities — 1.0%
NRG Energy, Inc.	57,634	5,199,739
Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc.*	26,997	3,053,901
Insight Enterprises, Inc.*(a)	19,699	2,996,218
Jabil, Inc.	44,341	6,380,670
TD SYNNEX Corp.	19,815	2,323,903
Total Electronic Equipment, Instruments & Components		14,754,692
Energy Equipment & Services — 0.8%
Baker Hughes Co.	59,672	2,447,745
Halliburton Co.	55,214	1,501,269
Total Energy Equipment & Services		3,949,014
Financial Services — 6.2%
Equitable Holdings, Inc.	120,791	5,697,712
Fidelity National Information Services, Inc.	34,651	2,798,761
Fiserv, Inc.*	15,365	3,156,278
Global Payments, Inc.	14,297	1,602,122
Jackson Financial, Inc., Class A	32,916	2,866,325
MGIC Investment Corp.	113,216	2,684,351
PayPal Holdings, Inc.*	67,862	5,792,022
Voya Financial, Inc.	71,853	4,945,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

December 31, 2024

Investments	Shares	Value
WEX, Inc.*	8,130	$1,425,352
Total Financial Services		30,968,565
Food Products — 3.0%
Conagra Brands, Inc.	157,145	4,360,774
General Mills, Inc.	34,409	2,194,262
Hershey Co.	6,897	1,168,007
Mondelez International, Inc., Class A	24,420	1,458,606
Post Holdings, Inc.*	49,454	5,660,505
Total Food Products		14,842,154
Ground Transportation — 0.5%
CSX Corp.	78,494	2,533,001
Health Care Equipment & Supplies — 1.3%
Hologic, Inc.*	30,925	2,229,383
Zimmer Biomet Holdings, Inc.	40,347	4,261,854
Total Health Care Equipment & Supplies		6,491,237
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	13,148	1,555,014
Cencora, Inc.	11,836	2,659,312
DaVita, Inc.*	11,272	1,685,728
HCA Healthcare, Inc.	10,324	3,098,749
Tenet Healthcare Corp.*	8,197	1,034,707
Universal Health Services, Inc., Class B	14,280	2,562,117
Total Health Care Providers & Services		12,595,627
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	102,647	1,798,375
Hotels, Restaurants & Leisure — 4.6%
Booking Holdings, Inc.	653	3,244,378
Darden Restaurants, Inc.	6,992	1,305,337
Expedia Group, Inc.*	31,342	5,839,955
Hilton Worldwide Holdings, Inc.	7,028	1,737,041
Hyatt Hotels Corp., Class A	12,250	1,923,005
Las Vegas Sands Corp.(a)	33,866	1,739,358
Marriott International, Inc., Class A	8,794	2,452,998
Vail Resorts, Inc.	14,805	2,775,197
Wynn Resorts Ltd.	20,003	1,723,458
Total Hotels, Restaurants & Leisure		22,740,727
Household Durables — 1.6%
NVR, Inc.*	203	1,660,317
PulteGroup, Inc.	12,295	1,338,925
Taylor Morrison Home Corp.*	24,086	1,474,304
Toll Brothers, Inc.	16,504	2,078,679
TopBuild Corp.*	4,020	1,251,587
Total Household Durables		7,803,812
Household Products — 0.2%
Kimberly-Clark Corp.	8,698	1,139,786
Industrial Conglomerates — 0.7%
3M Co.	27,253	3,518,090
Insurance — 9.8%
Aflac, Inc.	51,654	5,343,090
American International Group, Inc.	46,110	3,356,808
Assurant, Inc.	10,207	2,176,336
First American Financial Corp.	44,531	2,780,516
Globe Life, Inc.	21,953	2,448,199
Hartford Financial Services Group, Inc.	48,266	5,280,300
MetLife, Inc.	67,267	5,507,822
Old Republic International Corp.	150,041	5,429,984
Primerica, Inc.	10,138	2,751,656
Principal Financial Group, Inc.	34,776	2,692,010
Prudential Financial, Inc.	45,680	5,414,450
Unum Group	77,623	5,668,808
Total Insurance		48,849,979
Interactive Media & Services — 0.7%
Match Group, Inc.*	103,484	3,384,962
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	30,600	2,353,140
Twilio, Inc., Class A*	23,303	2,518,588
VeriSign, Inc.*	6,392	1,322,888
Total IT Services		6,194,616
Machinery — 2.4%
Caterpillar, Inc.	14,452	5,242,608
Deere & Co.	7,948	3,367,568
Illinois Tool Works, Inc.	7,324	1,857,073
Otis Worldwide Corp.	15,605	1,445,179
Total Machinery		11,912,428
Media — 3.4%
Comcast Corp., Class A	79,956	3,000,749
Fox Corp., Class A(a)	126,438	6,142,358
Interpublic Group of Cos., Inc.(a)	82,169	2,302,375
Omnicom Group, Inc.	32,267	2,776,253
Sirius XM Holdings, Inc.	114,410	2,608,548
Total Media		16,830,283
Metals & Mining — 1.3%
Reliance, Inc.	6,035	1,624,984
Steel Dynamics, Inc.	41,214	4,701,281
Total Metals & Mining		6,326,265
Multi-Utilities — 0.7%
NiSource, Inc.	98,808	3,632,182
Oil, Gas & Consumable Fuels — 8.1%
Cheniere Energy, Inc.	18,004	3,868,520
Chevron Corp.	25,174	3,646,202
ConocoPhillips	42,884	4,252,805
Devon Energy Corp.	67,396	2,205,871
EOG Resources, Inc.	18,730	2,295,923
Exxon Mobil Corp.	38,888	4,183,182
Kinder Morgan, Inc.	131,514	3,603,484
Marathon Petroleum Corp.	26,151	3,648,065
Occidental Petroleum Corp.	58,053	2,868,399
Ovintiv, Inc.	60,042	2,431,701
Phillips 66	28,784	3,279,361
Valero Energy Corp.	31,329	3,840,622
Total Oil, Gas & Consumable Fuels		40,124,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

December 31, 2024

Investments	Shares	Value
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	52,591	$2,974,547
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	20,488	2,636,805
Leidos Holdings, Inc.	17,999	2,592,936
Robert Half, Inc.(a)	23,030	1,622,694
Science Applications International Corp.	17,297	1,933,459
Total Professional Services		8,785,894
Retail REITs — 0.8%
Regency Centers Corp.	52,969	3,915,998
Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	14,411	2,343,661
Cirrus Logic, Inc.*	24,325	2,422,283
Lam Research Corp.	42,981	3,104,518
Qualcomm, Inc.	20,148	3,095,136
Total Semiconductors & Semiconductor Equipment		10,965,598
Software — 2.4%
Adobe, Inc.*	4,834	2,149,583
CCC Intelligent Solutions Holdings, Inc.*	147,887	1,734,715
Dropbox, Inc., Class A*	85,602	2,571,484
Gen Digital, Inc.	98,696	2,702,296
UiPath, Inc., Class A*	201,442	2,560,328
Total Software		11,718,406
Specialty Retail — 3.5%
AutoNation, Inc.*	18,607	3,160,213
AutoZone, Inc.*	505	1,617,010
Bath & Body Works, Inc.	87,803	3,404,122
Best Buy Co., Inc.	32,103	2,754,437
Murphy USA, Inc.	3,594	1,803,290
Ulta Beauty, Inc.*	2,294	997,729
Williams-Sonoma, Inc.(a)	19,250	3,564,715
Total Specialty Retail		17,301,516
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	10,043	2,514,968
HP, Inc.	53,835	1,756,636
NetApp, Inc.	45,374	5,267,014
Total Technology Hardware, Storage & Peripherals		9,538,618
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.*(a)	10,230	1,120,492
NIKE, Inc., Class B	15,268	1,155,329
Ralph Lauren Corp.	10,045	2,320,194
Total Textiles, Apparel & Luxury Goods		4,596,015
Tobacco — 1.1%
Altria Group, Inc.	101,307	5,297,343
Trading Companies & Distributors — 0.4%
WESCO International, Inc.	12,051	2,180,749
TOTAL COMMON STOCKS (COST: $475,393,513)		496,137,760
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.31%(b) (Cost: $271,059)	271,059	271,059
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $475,664,572)		496,408,819
Other Assets less Liabilities — 0.1%		455,476
NET ASSETS — 100.0%		$496,864,295

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2024. At December 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,626,751 and the total market value of the collateral held by the Fund was $24,496,331, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

December 31, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$496,137,760	$–	$–	$496,137,760
Mutual Fund	–	271,059	–	271,059
Total Investments in Securities	$496,137,760	$271,059	$–	$496,408,819

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended December 31, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.